UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
➢	iShares TIPS Bond ETF | TIP | NYSE Arca
➢	iShares Global Inflation-Linked Bond ETF | GTIP | NYSE Arca
➢	iShares International Inflation-Linked Bond ETF | ITIP | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR TIPS BOND ETF

Performance as of April 30, 2015

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -0.49%, net of fees, while the total return for the Index was -0.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.88)%	(0.89)%	(0.78)%	(0.88)%	(0.89)%	(0.78)%
Since Inception	1.08%	1.09%	1.25%	4.86%	4.92%	5.63%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.10	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	22.40%
1-2 Years	21.34
2-3 Years	22.27
3-4 Years	20.98
4-5 Years	13.01

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	20.57%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	16.37
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/16	12.74
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 01/15/20	10.42
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	9.77

TOTAL	69.87%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TIPS BOND ETF

Performance as of April 30, 2015

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.18%, net of fees, while the total return for the Index was 1.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.33%	2.37%	2.48%	2.33%	2.37%	2.48%
5 Years	3.81%	3.80%	3.96%	20.57%	20.52%	21.41%
10 Years	4.29%	4.28%	4.43%	52.27%	52.06%	54.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.80	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	4.59%
1-5 Years	27.88
5-10 Years	46.65
10-15 Years	10.30
15-20 Years	0.84
More than 20 Years	9.74

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	10.62%
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/23	8.25
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	6.94
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	6.30
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	5.49

TOTAL	37.60%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

Performance as of April 30, 2015

The iShares Global Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked sovereign debt, as represented by the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -1.75%, net of fees, while the total return for the Index was -1.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.59)%	(2.30)%	(2.07)%	(2.59)%	(2.30)%	(2.07)%
Since Inception	1.64%	1.75%	2.12%	6.63%	7.08%	8.63%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.50	$1.97	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aaa	45.80%
Aa	31.46
A	4.42
Baa	16.83
Not Rated	1.49

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/15

Country	Percentage of Total Investments[2]
United States	39.07%
United Kingdom	22.36
France	8.82
Brazil	7.61
Italy	5.81
Germany	2.51
Mexico	2.14
Canada	1.88
Israel	1.61
Turkey	1.34

TOTAL	93.15%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

Performance as of April 30, 2015

The iShares International Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked non-U.S. sovereign debt, as represented by the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -5.32%, net of fees, while the total return for the Index was -5.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.60)%	(7.84)%	(7.16)%	(7.60)%	(7.84)%	(7.16)%
Since Inception	(0.84)%	(0.82)%	(0.38)%	(3.29)%	(3.19)%	(1.50)%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$946.80	$1.93	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aaa	18.76%
Aa	29.18
A	12.84
Baa	35.60
Not Rated	3.62

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/15

Country	Percentage of Total Investments[2]
France	13.75%
United Kingdom	13.38
Brazil	12.53
Italy	8.87
Germany	4.68
Japan	4.52
Mexico	4.44
Canada	4.44
Israel	4.37
Turkey	4.22

TOTAL	75.20%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.53%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$66,411	$67,209,593
0.13%, 04/15/17	50,432	51,511,348
0.13%, 04/15/18	105,918	108,466,818
0.13%, 04/15/19	84,407	86,359,353
1.38%, 07/15/18	4,049	4,343,381
1.38%, 01/15/20	50,652	54,941,624
1.63%, 01/15/18	4,940	5,274,606
1.88%, 07/15/15	26,377	26,702,684
1.88%, 07/15/19	12,338	13,646,958
2.00%, 01/15/16	23,641	24,228,360
2.13%, 01/15/19	18,076	19,931,092
2.38%, 01/15/17	32,814	34,782,841
2.50%, 07/15/16	25,009	26,263,366
2.63%, 07/15/17	3,434	3,731,422

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $526,617,975)		527,393,446

SHORT-TERM INVESTMENTS — 3.66%

MONEY MARKET FUNDS — 3.66%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	19,383	19,383,079

		19,383,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,383,079)		19,383,079

TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $546,001,054)		546,776,525
Other Assets, Less Liabilities — (3.19)%		(16,928,027)

NET ASSETS — 100.00%		$529,848,498

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.52%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$605,372	$612,655,027
0.13%, 04/15/17[a]	388,503	396,818,971
0.13%, 04/15/18	1,421,235	1,455,433,887
0.13%, 04/15/19	736,000	753,020,093
0.13%, 04/15/20	260,718	266,258,533
0.13%, 01/15/22	363,941	368,774,572
0.13%, 07/15/22	512,431	520,757,618
0.13%, 01/15/23	576,230	581,451,865
0.13%, 07/15/24	943,827	950,463,262
0.25%, 01/15/25[a]	293,568	297,741,775
0.38%, 07/15/23	1,095,818	1,130,062,805
0.63%, 07/15/21	590,733	621,653,927
0.63%, 01/15/24[a]	823,493	863,123,902
0.63%, 02/15/43[a]	30,627	29,751,438
0.75%, 02/15/42[a]	308,705	309,669,645
0.75%, 02/15/45[a]	112,619	113,499,027
1.13%, 01/15/21	516,661	556,541,085
1.25%, 07/15/20[a]	433,715	472,139,639
1.38%, 07/15/18[a]	7,109	7,626,712
1.38%, 01/15/20	286,472	310,733,042
1.38%, 02/15/44[a]	399,994	466,180,064
1.63%, 01/15/18	27,718	29,598,003
1.75%, 01/15/28	218,361	256,608,132
1.88%, 07/15/15[a]	332	335,808
1.88%, 07/15/19[a]	508,193	562,109,349
2.00%, 01/15/16[a]	15,687	16,076,806
2.00%, 01/15/26[a]	49,443	58,782,824
2.13%, 01/15/19	6,772	7,466,919
2.13%, 02/15/40	161,673	214,519,703
2.13%, 02/15/41[a]	149,928	200,598,925
2.38%, 01/15/17[a]	28,538	30,249,993
2.38%, 01/15/25[a]	24,873	30,275,247
2.38%, 01/15/27	182,352	225,888,445
2.50%, 07/15/16[a]	291	305,604
2.50%, 01/15/29	276,860	354,380,797
2.63%, 07/15/17	1,019	1,107,501
3.38%, 04/15/32[a]	78,120	114,910,068
3.63%, 04/15/28	106,571	150,697,934
3.88%, 04/15/29[a]	248,418	365,523,199

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $13,377,038,981)		13,703,792,146

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	503,234	$503,234,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	72,224	72,223,883
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	287,051	287,051,075

		862,509,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $862,509,017)		862,509,017

TOTAL INVESTMENTS IN SECURITIES — 105.78%
(Cost: $14,239,547,998)		14,566,301,163
Other Assets, Less Liabilities — (5.78)%		(795,779,140)

NET ASSETS — 100.00%		$13,770,522,023

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2015

Security	Principal (000s)		Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 60.39%

AUSTRALIA — 0.87%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	20	$20,418
2.50%, 09/20/30[a]	AUD	27	30,615
3.00%, 09/20/25[a]	AUD	56	64,337
4.00%, 08/20/20	AUD	65	99,650

			215,020

BRAZIL — 7.54%
Brazil Notas do Tesouro Nacional
Series B
6.04%, 08/15/16	BRL	165	142,125
6.04%, 08/15/18	BRL	270	231,610
6.04%, 08/15/20	BRL	306	262,773
6.04%, 08/15/22	BRL	106	91,239
6.04%, 08/15/24	BRL	150	128,862
6.04%, 08/15/40	BRL	461	398,649
6.04%, 08/15/50	BRL	170	147,204
6.06%, 05/15/17	BRL	125	107,780
6.06%, 05/15/35	BRL	254	219,073
6.06%, 05/15/45	BRL	25	21,602
6.06%, 05/15/55	BRL	20	17,247
6.39%, 05/15/15	BRL	119	104,134

			1,872,298

CANADA — 1.86%
Canadian Government Bond
1.50%, 12/01/44	CAD	22	23,408
2.00%, 12/01/41	CAD	172	202,267
4.00%, 12/01/31	CAD	27	37,297
4.25%, 12/01/26	CAD	158	199,203

			462,175

CHILE — 1.21%
Bonos de la Tesoreria de la Republica
4.45%, 10/15/23	CLP	123,774	252,471
Bonos del Banco Central de Chile en UF
3.00%, 05/01/28	CLP	24,755	47,385

			299,856

Security	Principal (000s)		Value
COLOMBIA — 0.57%
Colombian TES
3.50%, 03/10/21	COP	330,411	$142,225

			142,225

DENMARK — 0.14%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	208	33,758

			33,758

FRANCE — 8.74%
France Government Bond OAT
0.10%, 07/25/21	EUR	51	61,745
0.25%, 07/25/18	EUR	1	1,211
0.25%, 07/25/24	EUR	20	25,088
1.00%, 07/25/17	EUR	1	1,327
1.10%, 07/25/22	EUR	407	530,927
1.30%, 07/25/19	EUR	11	13,151
1.60%, 07/25/15	EUR	59	67,241
1.80%, 07/25/40	EUR	12	20,782
1.85%, 07/25/27	EUR	1	1,585
2.10%, 07/25/23	EUR	107	151,807
2.25%, 07/25/20	EUR	60	80,154
3.15%, 07/25/32	EUR	307	578,652
3.40%, 07/25/29	EUR	87	156,828
French Treasury Note BTAN
0.45%, 07/25/16	EUR	419	479,801

			2,170,299

GERMANY — 2.49%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	131	154,708
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	99	122,301
0.50%, 04/15/30	EUR	51	69,570
1.75%, 04/15/20	EUR	211	270,809

			617,388

ISRAEL — 1.60%
Israel Government Bond — CPI Linked
2.75%, 09/30/22	ILS	200	65,618
2.75%, 08/30/41	ILS	50	21,218

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2015

Security	Principal (000s)		Value
3.50%, 04/30/18	ILS	578	$197,268
4.00%, 05/30/36	ILS	212	112,851

			396,955

ITALY — 5.75%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	344	412,337
2.10%, 09/15/21[a]	EUR	75	95,564
2.35%, 09/15/19[a]	EUR	229	287,255
2.35%, 09/15/24[b]	EUR	50	66,295
2.35%, 09/15/35[a]	EUR	144	212,984
2.55%, 09/15/41[a]	EUR	59	89,239
2.60%, 09/15/23[a]	EUR	85	113,934
3.10%, 09/15/26[a]	EUR	104	151,028

			1,428,636

JAPAN — 0.93%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	5,023	45,514
0.10%, 03/10/24	JPY	4,891	44,365
0.10%, 09/10/24	JPY	6,448	58,863
1.20%, 12/10/17	JPY	8,883	81,274

			230,016

MEXICO — 2.12%
Mexican Udibonos
2.50%, 12/10/20	MXN	3,205	208,330
3.50%, 12/14/17	MXN	797	54,580
4.00%, 11/15/40	MXN	1,954	139,696
4.00%, 11/08/46	MXN	306	22,030
4.50%, 12/04/25	MXN	478	35,747
4.50%, 11/22/35	MXN	877	67,260

			527,643

NEW ZEALAND — 0.36%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	45	36,001
2.50%, 09/20/35[a]	NZD	20	16,803
3.00%, 09/20/30[a]	NZD	25	22,415
4.50%, 02/15/16[a]	NZD	12	13,997

			89,216

SOUTH AFRICA — 0.92%
South Africa Government Bond — CPI Linked
2.50%, 01/31/17	ZAR	28	2,406
2.50%, 03/31/46	ZAR	11	1,086

Security	Principal (000s)		Value
2.50%, 12/31/50	ZAR	183	$18,761
2.60%, 03/31/28	ZAR	118	11,133
3.45%, 12/07/33	ZAR	852	93,074
5.50%, 12/07/23	ZAR	917	101,586

			228,046

SOUTH KOREA — 0.28%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	69,602	69,377

			69,377

SPAIN — 0.44%
Spain Government Inflation Linked Bond
1.80%, 11/30/24[b]	EUR	84	108,478

			108,478

SWEDEN — 0.96%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	15,994
1.00%, 06/01/25	SEK	25	3,653
3.50%, 12/01/15	SEK	600	89,253
3.50%, 12/01/28	SEK	485	116,898
4.00%, 12/01/20	SEK	65	12,946

			238,744

THAILAND — 0.12%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,060	31,205

			31,205

TURKEY — 1.33%
Turkey Government Bond
1.00%, 05/03/23	TRY	58	19,401
2.00%, 10/26/22	TRY	180	65,432
2.00%, 09/18/24	TRY	21	7,493
2.40%, 05/08/24	TRY	37	13,938
2.50%, 05/04/16	TRY	137	51,055
2.80%, 11/08/23	TRY	23	8,693
3.00%, 07/21/21	TRY	66	25,615
3.00%, 02/23/22	TRY	69	26,766
3.00%, 08/02/23	TRY	57	22,278
3.50%, 02/20/19	TRY	33	12,929
4.00%, 04/01/20	TRY	192	77,404

			331,004

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2015

Security	Principal (000s)		Value
UNITED KINGDOM — 22.16%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	226	$372,539
0.13%, 03/22/24[a]	GBP	369	622,988
0.13%, 03/22/29[a]	GBP	163	285,944
0.13%, 03/22/44[a]	GBP	168	337,807
0.13%, 03/22/58[a]	GBP	40	93,025
0.13%, 03/22/68[a]	GBP	73	189,197
0.25%, 03/22/52[a]	GBP	84	189,014
0.38%, 03/22/62[a]	GBP	114	303,840
0.50%, 03/22/50[a]	GBP	128	303,325
0.63%, 03/22/40[a]	GBP	203	437,366
0.63%, 11/22/42[a]	GBP	10	21,629
0.75%, 03/22/34[a]	GBP	2	4,253
0.75%, 11/22/47[a]	GBP	71	174,239
1.25%, 11/22/17[a]	GBP	119	197,108
1.25%, 11/22/32[a]	GBP	259	558,057
1.25%, 11/22/55[a]	GBP	134	420,222
1.88%, 11/22/22[a]	GBP	122	231,570
2.00%, 01/26/35[a]	GBP	128	459,014
2.50%, 07/26/16[a]	GBP	20	100,687
4.13%, 07/22/30[a]	GBP	39	200,532

			5,502,356

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $16,215,676)			14,994,695

U.S. GOVERNMENT OBLIGATIONS — 38.72%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	450	460,583
0.13%, 01/15/23	USD	590	595,059
0.13%, 07/15/22	USD	254	257,624
0.13%, 04/15/16	USD	128	129,124
0.13%, 04/15/19	USD	401	409,893
0.13%, 07/15/24	USD	80	80,623
0.25%, 01/15/25[c]	USD	50	50,247
0.38%, 07/15/23	USD	882	909,987
0.63%, 02/15/43	USD	198	192,765
0.63%, 01/15/24	USD	258	270,936
0.75%, 02/15/45	USD	30	30,635
0.75%, 02/15/42	USD	249	250,048
1.13%, 01/15/21	USD	1,156	1,244,993

Security	Principal or Shares (000s)		Value
1.38%, 07/15/18	USD	291	$311,742
1.38%, 01/15/20	USD	689	747,854
1.38%, 02/15/44	USD	159	185,431
1.63%, 01/15/18	USD	852	909,723
2.00%, 01/15/26	USD	208	247,563
2.00%, 01/15/16	USD	602	616,806
2.13%, 02/15/40	USD	54	72,037
2.13%, 02/15/41	USD	371	496,264
2.38%, 01/15/27	USD	58	72,080
2.38%, 01/15/25	USD	31	37,886
3.88%, 04/15/29	USD	703	1,033,905

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,326,390)			9,613,808

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]		45	44,599
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]		6	6,401
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]		82	82,356

			133,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,356)			133,356

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $25,675,422)	$24,741,859
Other Assets, Less Liabilities — 0.35%	88,085

NET ASSETS — 100.00%	$24,829,944

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2015

Security		Principal (000s)	Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.75%

AUSTRALIA — 3.59%
Australia Government Bond
1.00%, 11/21/18	AUD	75	$62,875
1.25%, 02/21/22[a]	AUD	361	325,089
2.00%, 08/21/35[a]	AUD	211	215,409
2.50%, 09/20/30[a]	AUD	264	299,345
3.00%, 09/20/25[a]	AUD	468	537,675
4.00%, 08/20/20	AUD	589	902,987

			2,343,380
BRAZIL — 12.25%
Brazil Notas do Tesouro Nacional
Series B
6.04%, 08/15/16	BRL	1,624	1,398,741
6.04%, 08/15/18	BRL	656	562,681
6.04%, 08/15/20	BRL	687	591,155
6.04%, 08/15/22	BRL	1,102	948,464
6.04%, 08/15/24	BRL	661	567,805
6.04%, 08/15/30	BRL	354	306,744
6.04%, 08/15/40	BRL	458	396,024
6.04%, 08/15/50	BRL	1,398	1,210,440
6.06%, 05/15/15	BRL	4	3,500
6.06%, 05/15/17	BRL	524	451,776
6.06%, 05/15/19	BRL	300	257,154
6.06%, 05/15/35	BRL	502	432,933
6.06%, 05/15/45	BRL	918	793,332
9.34%, 05/15/55	BRL	80	68,982

			7,989,731
CANADA — 4.34%
Canadian Government Bond
1.25%, 12/01/47	CAD	162	166,816
1.50%, 12/01/44	CAD	414	447,100
2.00%, 12/01/41	CAD	365	428,331
3.00%, 12/01/36	CAD	358	466,576
4.00%, 12/01/31	CAD	395	537,072
4.25%, 12/01/21	CAD	189	207,877
4.25%, 12/01/26	CAD	460	577,871

			2,831,643

Security		Principal (000s)	Value
CHILE — 4.01%
Bonos de la Tesoreria de la Republica
2.98%, 03/01/27	CLP	111,396	$211,300
2.99%, 08/01/24	CLP	37,132	77,360
2.99%, 01/01/30	CLP	123,774	239,423
2.99%, 01/01/40	CLP	148,529	299,401
3.03%, 03/01/38	CLP	123,774	249,190
4.75%, 09/01/15	CLP	24,755	40,458
Bonos del Banco Central de Chile en UF
2.98%, 03/01/18	CLP	123,774	213,883
2.99%, 02/01/16	CLP	111,396	185,001
2.99%, 07/01/17	CLP	99,019	169,441
2.99%, 02/01/21	CLP	396,076	716,843
3.58%, 05/01/28	CLP	111,396	212,709

			2,615,009
COLOMBIA — 1.91%
Colombian TES
3.00%, 03/25/33	COP	444,073	163,222
3.50%, 03/10/21	COP	1,608,002	692,161
4.75%, 02/23/23	COP	859,070	393,214

			1,248,597
DENMARK — 0.65%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	2,621	426,189

			426,189
FRANCE — 13.44%
France Government Bond OAT
0.10%, 07/25/21	EUR	1	1,211
0.10%, 03/01/25	EUR	130	157,897
0.25%, 07/25/18	EUR	334	393,674
0.25%, 07/25/24	EUR	50	62,720
0.70%, 07/25/30[b]	EUR	198	271,827
1.00%, 07/25/17	EUR	759	892,861
1.10%, 07/25/22	EUR	1,146	1,494,279
1.30%, 07/25/19	EUR	664	823,243
1.60%, 07/25/15	EUR	458	521,792
1.80%, 07/25/40	EUR	352	636,660
1.85%, 07/25/27	EUR	118	177,512
2.10%, 07/25/23	EUR	497	702,347
2.25%, 07/25/20	EUR	510	678,105
3.15%, 07/25/32	EUR	391	737,306

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2015

Security		Principal (000s)	Value
3.40%, 07/25/29	EUR	406	$736,250
French Treasury Note BTAN
0.45%, 07/25/16	EUR	420	481,066

			8,768,750
GERMANY — 4.57%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	665	783,442
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	540	665,599
0.50%, 04/15/30	EUR	179	246,169
1.50%, 04/15/16	EUR	302	345,284
1.75%, 04/15/20	EUR	735	943,139

			2,983,633
ISRAEL — 4.28%
Israel Government Bond — CPI Linked
1.00%, 05/30/17	ILS	300	82,731
1.75%, 09/29/23	ILS	650	198,482
2.75%, 09/30/22	ILS	700	229,664
2.75%, 08/30/41	ILS	880	373,437
3.00%, 10/31/19	ILS	400	132,701
3.50%, 04/30/18	ILS	1,758	599,994
4.00%, 05/30/36	ILS	844	449,274
Israel Government Bond — Galil
4.00%, 07/30/21	ILS	1,100	474,415
4.00%, 07/31/24	ILS	565	248,205

			2,788,903
ITALY — 8.67%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	437	526,687
2.10%, 09/15/16	EUR	173	202,349
2.10%, 09/15/17[a]	EUR	486	581,396
2.10%, 09/15/21[a]	EUR	582	742,670
2.35%, 09/15/19[a]	EUR	631	793,044
2.35%, 09/15/24[b]	EUR	301	401,746
2.35%, 09/15/35[a]	EUR	516	762,901
2.55%, 09/15/41[a]	EUR	259	391,029
2.60%, 09/15/23[a]	EUR	619	833,993
3.10%, 09/15/26[a]	EUR	287	417,998

			5,653,813

Security		Principal (000s)	Value
JAPAN — 4.42%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	51,558	$467,214
0.10%, 03/10/24	JPY	84,169	763,447
0.10%, 09/10/24	JPY	70,928	647,491
1.20%, 12/10/17	JPY	64,731	592,276
1.40%, 03/10/18	JPY	11,977	111,088
1.40%, 06/10/18	JPY	32,207	298,859

			2,880,375
MEXICO — 4.34%
Mexican Udibonos
2.00%, 06/09/22	MXN	1,593	99,084
2.50%, 12/10/20	MXN	9,657	627,683
3.50%, 12/14/17	MXN	1,147	78,522
4.00%, 06/13/19	MXN	2,126	148,146
4.00%, 11/15/40	MXN	9,802	700,761
4.00%, 11/08/46	MXN	1,914	137,973
4.50%, 12/04/25	MXN	3,455	258,174
4.50%, 11/22/35	MXN	4,503	345,349
5.00%, 06/16/16	MXN	6,432	436,671

			2,832,363
NEW ZEALAND — 1.39%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	577	461,607
2.50%, 09/20/35[a]	NZD	149	125,186
3.00%, 09/20/30[a]	NZD	359	321,883

			908,676
SOUTH AFRICA — 4.12%
South Africa Government Bond — CPI Linked
2.00%, 01/31/25	ZAR	2,261	197,279
2.25%, 01/31/38	ZAR	2,538	240,354
2.50%, 01/31/17	ZAR	1,749	150,471
2.50%, 03/31/46	ZAR	1,430	143,922
2.50%, 12/31/50	ZAR	2,271	232,871
2.60%, 03/31/28	ZAR	3,274	309,061
2.75%, 01/31/22	ZAR	2,328	211,144
3.45%, 12/07/33	ZAR	5,185	566,634
5.50%, 12/07/23	ZAR	5,756	637,480

			2,689,216

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2015

Security		Principal (000s)	Value
SOUTH KOREA — 1.06%
Inflation Linked Korea Treasury Bond
1.50%, 06/10/21	KRW	400,141	$371,472
2.75%, 03/10/17	KRW	156,693	149,657
2.75%, 06/10/20	KRW	167,319	166,778

			687,907
SPAIN — 2.81%
Spain Government Inflation Linked Bond
0.55%, 11/30/19[b]	EUR	476	558,617
1.80%, 11/30/24[b]	EUR	987	1,273,655

			1,832,272
SWEDEN — 3.78%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	2,425	323,221
0.50%, 06/01/17	SEK	2,020	259,531
1.00%, 06/01/25	SEK	1,350	197,262
3.50%, 12/01/15	SEK	2,520	374,861
3.50%, 12/01/28	SEK	3,485	839,975
4.00%, 12/01/20	SEK	2,375	473,032

			2,467,882
THAILAND — 0.91%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	20,149	592,885

			592,885
TURKEY — 4.13%
Turkey Government Bond
1.00%, 05/03/23	TRY	601	201,774
2.00%, 10/26/22	TRY	855	310,689
2.00%, 09/18/24	TRY	622	224,805
2.00%, 04/16/25	TRY	125	45,784
2.40%, 05/08/24	TRY	418	156,106
2.50%, 05/04/16	TRY	14	5,106
2.80%, 11/08/23	TRY	395	152,123
3.00%, 01/06/21	TRY	1,480	572,140
3.00%, 07/21/21	TRY	984	380,945
3.00%, 02/23/22	TRY	75	29,199
3.00%, 08/02/23	TRY	628	245,058
3.50%, 02/20/19	TRY	408	159,464
4.00%, 04/01/20	TRY	523	210,693

			2,693,886

Security		Principal (000s)	Value
UNITED KINGDOM — 13.08%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	96	$157,482
0.13%, 03/22/24[a]	GBP	244	410,565
0.13%, 03/22/29[a]	GBP	318	556,738
0.13%, 03/22/44[a]	GBP	6	12,735
0.13%, 03/22/58[a]	GBP	45	104,653
0.13%, 03/22/68[a]	GBP	185	481,015
0.25%, 03/22/52[a]	GBP	54	122,022
0.38%, 03/22/62[a]	GBP	156	413,801
0.50%, 03/22/50[a]	GBP	316	749,623
0.63%, 03/22/40[a]	GBP	244	524,075
0.63%, 11/22/42[a]	GBP	155	345,797
0.75%, 11/22/47[a]	GBP	179	440,065
1.13%, 11/22/37[a]	GBP	192	439,111
1.25%, 11/22/17[a]	GBP	10	16,645
1.25%, 11/22/27[a]	GBP	106	208,636
1.25%, 11/22/32[a]	GBP	237	509,634
1.25%, 11/22/55[a]	GBP	156	487,233
1.88%, 11/22/22[a]	GBP	229	433,341
2.00%, 01/26/35[a]	GBP	107	384,498
2.50%, 07/26/16[a]	GBP	91	455,345
2.50%, 04/16/20[a]	GBP	76	425,611
2.50%, 07/17/24[a]	GBP	79	416,606
4.13%, 07/22/30[a]	GBP	84	434,589

			8,529,820

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $71,005,283)			63,764,930

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12	$12,206

		12,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,206)		12,206

TOTAL INVESTMENTS IN SECURITIES — 97.77%
(Cost: $71,017,489)		63,777,136
Other Assets, Less Liabilities — 2.23%		1,453,271

NET ASSETS — 100.00%		$65,230,407

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$526,617,975	$13,377,038,981	$25,542,066
Affiliated (Note 2)	19,383,079	862,509,017	133,356

Total cost of investments	$546,001,054	$14,239,547,998	$25,675,422

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$527,393,446	$13,703,792,146	$24,608,503
Affiliated (Note 2)	19,383,079	862,509,017	133,356

Total fair value of investments	546,776,525	14,566,301,163	24,741,859
Foreign currency, at value[b]	—	—	346,534
Receivables:
Investment securities sold	11,053,062	196,557,625	150,848
Interest	1,164,831	21,627,617	122,234
Capital shares sold	188,410	704,265	—

Total Assets	559,182,828	14,785,190,670	25,361,475

LIABILITIES
Payables:
Investment securities purchased	29,292,079	437,047,152	472,449
Collateral for securities on loan (Note 1)	—	575,457,942	51,000
Investment advisory fees (Note 2)	42,251	2,163,553	8,082

Total Liabilities	29,334,330	1,014,668,647	531,531

NET ASSETS	$529,848,498	$13,770,522,023	$24,829,944

Net assets consist of:
Paid-in capital	$540,440,025	$13,722,026,312	$26,564,948
Distributions in excess of net investment income or accumulated net investment loss	(8,931,859)	(171,571,233)	(63,604)
Accumulated net realized loss	(2,435,139)	(106,686,221)	(724,910)
Net unrealized appreciation (depreciation)	775,471	326,753,165	(946,490)

NET ASSETS	$529,848,498	$13,770,522,023	$24,829,944

Shares outstanding[c]	5,300,000	120,500,000	500,000

Net asset value per share	$99.97	$114.28	$49.66

[a]	Securities on loan with values of $ —, $563,633,937 and $50,162, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $356,843, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

iShares International Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$71,005,283
Affiliated (Note 2)	12,206

Total cost of investments	$71,017,489

Investments in securities, at fair value (Note 1):
Unaffiliated	$63,764,930
Affiliated (Note 2)	12,206

Total fair value of investments	63,777,136
Foreign currency, at value[a]	1,264,465
Receivables:
Interest	486,619

Total Assets	65,528,220

LIABILITIES
Payables:
Investment securities purchased	270,483
Deferred foreign capital gains taxes (Note 1)	3,050
Investment advisory fees (Note 2)	24,280

Total Liabilities	297,813

NET ASSETS	$65,230,407

Net assets consist of:
Paid-in capital	$82,474,285
Undistributed net investment income	150,069
Accumulated net realized loss	(10,169,374)
Net unrealized depreciation	(7,224,573)

NET ASSETS	$65,230,407

Shares outstanding[b]	1,500,000

Net asset value per share	$43.49

[a]	Cost of foreign currency: $1,228,627.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$(8,512,151)	$(151,670,226)	$54,804
Interest — affiliated (Note 2)	131	1,399	5
Securities lending income — affiliated — net (Note 2)	—	808,648	499

Total investment income (investment loss before expenses)	(8,512,020)	(150,860,179)	55,308

EXPENSES
Investment advisory fees (Note 2)	489,468	12,405,496	49,181

Total expenses	489,468	12,405,496	49,181
Less investment advisory fees waived (Note 2)	(244,734)	—	—

Net expenses	244,734	12,405,496	49,181

Net investment income (loss)	(8,756,754)	(163,265,675)	6,127

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(561,745)	(34,062,389)	(113,650)
In-kind redemptions — unaffiliated	(199,406)	19,563,749	—
Foreign currency transactions	—	—	(68,304)

Net realized loss	(761,151)	(14,498,640)	(181,954)

Net change in unrealized appreciation/depreciation on:
Investments	7,265,237	321,531,814	(274,163)
Translation of assets and liabilities in foreign currencies	—	—	7,977

Net change in unrealized appreciation/depreciation	7,265,237	321,531,814	(266,186)

Net realized and unrealized gain (loss)	6,504,086	307,033,174	(448,140)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,252,668)	$143,767,499	$(442,013)

[a]	Reflects net inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $ —, $ — and $658, respectively.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

iShares International Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$1,108,946
Interest — affiliated (Note 2)	6

Total investment income	1,108,952

EXPENSES
Investment advisory fees (Note 2)	210,226

Total expenses	210,226

Net investment income	898,726

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,623,506)
In-kind redemptions — unaffiliated	(964,514)
Foreign currency transactions	(435,844)

Net realized loss	(9,023,864)

Net change in unrealized appreciation/depreciation on:
Investments[c]	613,334
Translation of assets and liabilities in foreign currencies	60,534

Net change in unrealized appreciation/depreciation	673,868

Net realized and unrealized loss	(8,349,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,451,270)

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $3,788.
[c]	Net of deferred foreign capital gains taxes of $3,050.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(8,756,754)	$1,872,120	$(163,265,675)	$190,061,815
Net realized gain (loss)	(761,151)	(137,110)	(14,498,640)	90,440,688
Net change in unrealized appreciation/depreciation	7,265,237	(2,407,553)	321,531,814	(84,275,037)

Net increase (decrease) in net assets resulting from operations	(2,252,668)	(672,543)	143,767,499	196,227,466

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(2,715,283)	(6,619,824)	(229,892,008)
Return of capital	—	(1,047,620)	—	—

Total distributions to shareholders	—	(3,762,903)	(6,619,824)	(229,892,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,626,809	50,700,255	1,858,293,172	1,589,073,704
Cost of shares redeemed	(29,842,467)	(177,536,537)	(508,643,493)	(3,078,209,256)

Net increase (decrease) in net assets from capital share transactions	29,784,342	(126,836,282)	1,349,649,679	(1,489,135,552)

INCREASE (DECREASE) IN NET ASSETS	27,531,674	(131,271,728)	1,486,797,354	(1,522,800,094)

NET ASSETS
Beginning of period	502,316,824	633,588,552	12,283,724,669	13,806,524,763

End of period	$529,848,498	$502,316,824	$13,770,522,023	$12,283,724,669

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(8,931,859)	$(175,105)	$(171,571,233)	$(1,685,734)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	500,000	16,300,000	14,000,000
Shares redeemed	(300,000)	(1,750,000)	(4,500,000)	(27,500,000)

Net increase (decrease) in shares outstanding	300,000	(1,250,000)	11,800,000	(13,500,000)

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Inflation-Linked Bond ETF		iShares International Inflation-Linked Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,127	$633,188	$898,726	$3,274,933
Net realized loss	(181,954)	(106,103)	(9,023,864)	(500,536)
Net change in unrealized appreciation/depreciation	(266,186)	(21,023)	673,868	(3,532,582)

Net increase (decrease) in net assets resulting from operations	(442,013)	506,062	(7,451,270)	(758,185)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,739)	(493,900)	(690,291)	(2,686,802)
Return of capital	—	(96,739)	—	(189,255)

Total distributions to shareholders	(66,739)	(590,639)	(690,291)	(2,876,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	24,644	19,432,620
Cost of shares redeemed	—	—	(51,440,368)	(4,680,310)

Net increase (decrease) in net assets from capital share transactions	—	—	(51,415,724)	14,752,310

INCREASE (DECREASE) IN NET ASSETS	(508,752)	(84,577)	(59,557,285)	11,118,068

NET ASSETS
Beginning of period	25,338,696	25,423,273	124,787,692	113,669,624

End of period	$24,829,944	$25,338,696	$65,230,407	$124,787,692

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(63,604)	$(2,992)	$150,069	$(58,366)

SHARES ISSUED AND REDEEMED
Shares sold	—	—	—	400,000
Shares redeemed	—	—	(1,200,000)	(100,000)

Net increase (decrease) in shares outstanding	—	—	(1,200,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$100.46	$101.37	$103.03	$102.63	$99.83

Income from investment operations:
Net investment income (loss)[b]	(1.77)	0.34	0.13	0.58	2.58
Net realized and unrealized gain (loss)[c]	1.28	(0.51)	(1.16)	0.71	2.68

Total from investment operations	(0.49)	(0.17)	(1.03)	1.29	5.26

Less distributions from:
Net investment income	—	(0.53)	(0.21)	(0.87)	(2.33)
Return of capital	—	(0.21)	(0.42)	(0.02)	(0.13)

Total distributions	—	(0.74)	(0.63)	(0.89)	(2.46)

Net asset value, end of period	$99.97	$100.46	$101.37	$103.03	$102.63

Total return	(0.49)%[d]	(0.18)%	(1.01)%	1.27%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,848	$502,317	$633,589	$417,261	$220,656
Ratio of expenses to average net assets[e]	0.10%	0.16%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.20%	0.20%	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[e]	(3.58)%	0.34%	0.13%	0.57%	2.76%
Portfolio turnover rate[f]	15%	25%	23%	31%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$113.01	$112.98	$122.64	$116.13	$108.16	$103.88	$96.71

Income from investment operations:
Net investment income (loss)[b]	(1.46)	1.67	1.69	2.46	4.12	2.92	4.04
Net realized and unrealized gain (loss)[c]	2.79	0.37	(9.51)	6.56	7.87	4.01	7.38

Total from investment operations	1.33	2.04	(7.82)	9.02	11.99	6.93	11.42

Less distributions from:
Net investment income	(0.06)	(2.01)	(1.84)	(2.51)	(4.02)	(2.65)	(4.25)

Total distributions	(0.06)	(2.01)	(1.84)	(2.51)	(4.02)	(2.65)	(4.25)

Net asset value, end of period	$114.28	$113.01	$112.98	$122.64	$116.13	$108.16	$103.88

Total return	1.18%[d]	1.80%	(6.44)%	7.85%	11.33%[d]	6.74%	12.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,770,522	$12,283,725	$13,806,525	$22,823,956	$21,322,214	$19,448,004	$20,100,833
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	(2.61)%	1.48%	1.43%	2.06%	5.48%	2.74%	3.95%
Portfolio turnover rate[f]	23%	47%	47%	10%	15%	13%	15%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Inflation-Linked Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.68	$50.85	$52.61	$50.78	$49.75

Income from investment operations:
Net investment income[b]	0.01	1.27	1.16	1.45	0.78
Net realized and unrealized gain (loss)[c]	(0.90)	(0.26)	(2.29)	1.48	0.59

Total from investment operations	(0.89)	1.01	(1.13)	2.93	1.37

Less distributions from:
Net investment income	(0.13)	(0.99)	(0.50)	(1.10)	(0.34)
Return of capital	—	(0.19)	(0.13)	—	—

Total distributions	(0.13)	(1.18)	(0.63)	(1.10)	(0.34)

Net asset value, end of period	$49.66	$50.68	$50.85	$52.61	$50.78

Total return	(1.75)%[d]	1.96%	(2.16)%[e]	5.87%	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,830	$25,339	$25,423	$15,782	$15,233
Ratio of expenses to average net assets[f]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[f]	0.05%	2.48%	2.26%	2.83%	3.42%
Portfolio turnover rate[g]	6%	19%	64%	18%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -2.18%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include Portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended April 30, 2015 and the years ended October 31, 2014 and October 31, 2013 were 6%, 19% and 64%, respectively. See note 4.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Inflation-Linked Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$46.22	$47.36	$49.46	$48.38	$49.35

Income from investment operations:
Net investment income[b]	0.37	1.36	1.71	1.89	1.02
Net realized and unrealized gain (loss)[c]	(2.82)	(1.30)	(2.74)	0.63	(1.54)

Total from investment operations	(2.45)	0.06	(1.03)	2.52	(0.52)

Less distributions from:
Net investment income	(0.28)	(1.12)	(1.07)	(1.35)	(0.12)
Return of capital	—	(0.08)	—	(0.09)	(0.33)

Total distributions	(0.28)	(1.20)	(1.07)	(1.44)	(0.45)

Net asset value, end of period	$43.49	$46.22	$47.36	$49.46	$48.38

Total return	(5.32)%[d]	0.07%	(2.11)%	5.42%	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,230	$124,788	$113,670	$59,354	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.71%	2.89%	3.53%	3.97%	4.66%
Portfolio turnover rate[f]	7%	20%	28%	38%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2015 and the years ended October 31, 2014, October 31, 2013 and October 31, 2012 were 7%, 20%, 28% and 36%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified
Global Inflation-Linked Bond	Non-diversified
International Inflation-Linked Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$527,393,446	$—	$527,393,446
Money Market Funds	19,383,079	—	—	19,383,079

	$19,383,079	$527,393,446	$—	$546,776,525

TIPS Bond
Assets:
U.S. Government Obligations	$—	$13,703,792,146	$—	$13,703,792,146
Money Market Funds	862,509,017	—	—	862,509,017

	$862,509,017	$13,703,792,146	$—	$14,566,301,163

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$14,994,695	$—	$14,994,695
U.S. Government Obligations	—	9,613,808	—	9,613,808
Money Market Funds	133,356	—	—	133,356

	$133,356	$24,608,503	$—	$24,741,859

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$63,764,930	$—	$63,764,930
Money Market Funds	12,206	—	—	12,206

	$12,206	$63,764,930	$—	$63,777,136

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-indexed public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond periodically and is accounted for as interest income in the statements of operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
TIPS Bond	$563,633,937	$563,633,937	$—
Global Inflation-Linked Bond	50,162	50,162	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in order to limit total annual operating expenses to 0.10% of average daily net assets.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Global Inflation-Linked Bond	0.40%
International Inflation-Linked Bond	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
TIPS Bond	346,563
Global Inflation-Linked Bond	214

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year TIPS Bond	$105,114,136	$71,406,972	$—	$—
TIPS Bond	2,936,444,615	2,980,830,227
Global Inflation-Linked Bond	1,235,007	577,794	817,665	971,244
International Inflation-Linked Bond	—	—	7,412,136	35,453,928

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$58,657,454	$29,450,899
TIPS Bond	1,839,935,464	505,476,643
International Inflation-Linked Bond	—	21,224,980

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Global Inflation-Linked Bond ETF and iShares International Inflation-Linked Bond ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
0-5 Year TIPS Bond	$1,334,586	$—	$—	$21,603	$1,356,189
TIPS Bond	53,841,754	460,813	528,715	—	54,831,282
Global Inflation-Linked Bond	537,192	—	—	—	537,192
International Inflation-Linked Bond	1,047,015	—	—	—	1,047,015

[a]	Must be utilized prior to losses subject to expiration.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$546,493,958	$1,560,635	$(1,278,068)	$282,567
TIPS Bond	14,278,590,031	353,915,453	(66,204,321)	287,711,132
Global Inflation-Linked Bond	25,684,178	1,134,646	(2,076,965)	(942,319)
International Inflation-Linked Bond	71,174,350	1,936,589	(9,333,803)	(7,397,214)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
TIPS Bond	$—	$—	$0.060071	$0.060071	—%	—%	100%	100%
Global Inflation-Linked Bond	—	—	0.133477	0.133477	—	—	100	100
International Inflation-Linked Bond	—	—	0.276109	0.276109	—	—	100	100

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc. or Merrill Lynch, Pierce, Fenner & Smith Incorporated, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-101-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NYSE Arca
➢	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
➢	iShares International Treasury Bond ETF | IGOV | NASDAQ

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Performance as of April 30, 2015

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBISM Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.14%, net of fees, while the total return for the Index was 1.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.38%	5.25%	6.03%	5.38%	5.25%	6.03%
5 Years	6.55%	6.46%	7.44%	37.35%	36.75%	43.16%
Since Inception	6.80%	6.80%	7.64%	62.37%	62.45%	72.09%

The inception date of the Fund was 12/17/07. The first day of secondary market trading was 12/19/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.40	$1.99	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aa	4.40%
A	16.44
Baa	41.15
Ba	15.11
B	7.92
Caa	2.43
Ca	1.20
Not Rated	11.35

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/15

Country	Percentage of Total Investments[2]

Philippines	5.55%
Turkey	5.54
Mexico	5.24
Indonesia	5.13
Brazil	4.96
Colombia	4.36
Russia	4.34
Hungary	4.13
South Africa	3.93
Poland	3.65

TOTAL	46.83%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2015

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -8.23%, net of fees, while the total return for the Index was -8.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.97)%	(15.93)%	(15.61)%	(15.97)%	(15.93)%	(15.61)%
5 Years	(2.61)%	(2.61)%	(2.20)%	(12.38)%	(12.37)%	(10.52)%
Since Inception	(1.30)%	(1.27)%	(0.85)%	(7.87)%	(7.73)%	(5.20)%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$917.70	$1.66	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Aaa	38.95%
Aa	16.65
A	20.29
Baa	13.44
Ba	4.77
Not Rated	5.90

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/15

Country	Percentage of Total Investments[2]
Japan	22.63%
Germany	9.35
France	8.41
Italy	8.27
Portugal	4.77
Denmark	4.68
Australia	4.67
Belgium	4.63
Austria	4.63
Netherlands	4.63

TOTAL	76.67%

[1]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2015

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -4.96%, net of fees, while the total return for the Index was -4.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.69)%	(9.51)%	(9.39)%	(9.69)%	(9.51)%	(9.39)%
5 Years	1.04%	1.06%	1.42%	5.33%	5.40%	7.30%
Since Inception	1.92%	1.97%	2.38%	12.71%	12.99%	15.90%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.40	$1.69	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aaa	37.64%
Aa	14.80
A	22.44
Baa	15.50
Ba	4.44
Not Rated	5.18

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/15

Country	Percentage of Total Investments[2]

Japan	23.10%
Italy	6.88
France	6.83
Germany	6.22
United Kingdom	5.28
Netherlands	4.95
Belgium	4.67
Austria	4.66
Spain	4.66
Australia	4.60

TOTAL	71.85%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 18.91%

AUSTRALIA — 0.29%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	$13,525	$14,526,120

		14,526,120
AZERBAIJAN — 0.36%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	18,590	18,032,300

		18,032,300
BRAZIL — 0.47%
Caixa Economica Federal
2.38%, 11/06/17[b]	6,450	6,224,573
4.25%, 05/13/19[b]	8,785	8,675,187
4.50%, 10/03/18[b]	8,350	8,412,625

		23,312,385
BRITISH VIRGIN ISLANDS — 2.77%
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	12,800	12,987,044
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	15,177	16,340,165
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	14,292	14,821,373
4.88%, 05/17/42[b]	14,544	15,767,587
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	17,100	18,359,724
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	18,000	19,390,698
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	24,325	24,323,285
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	9,300	9,465,155
4.13%, 05/07/24[b]	6,800	7,291,044

		138,746,075
CAYMAN ISLANDS — 0.20%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	9,800	9,868,213

		9,868,213

Security	Principal (000s)	Value
CHILE — 1.07%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	$21,128	$20,846,998
3.75%, 11/04/20[b]	13,624	14,300,159
3.88%, 11/03/21[b]	17,400	18,316,980

		53,464,137
CHINA — 0.64%
Export-Import Bank of China (The)
2.50%, 07/31/19[b]	15,700	15,848,836
3.63%, 07/31/24[b]	15,549	16,164,274

		32,013,110
INDONESIA — 1.13%
Pertamina Persero PT
4.30%, 05/20/23[b]	9,253	9,229,867
4.88%, 05/03/22[b]	7,096	7,353,230
5.25%, 05/23/21[b]	5,202	5,533,628
5.63%, 05/20/43[b]	7,820	7,542,038
6.00%, 05/03/42[b]	7,502	7,511,378
6.45%, 05/30/44[b]	9,300	9,946,350
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	3,960	3,742,200
5.50%, 11/22/21[b]	5,200	5,656,300

		56,514,991
IRELAND — 0.64%
Russian Railways OJSC via RZD Capital PLC
5.70%, 04/05/22[b]	10,650	10,037,625
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	6,900	6,089,250
6.03%, 07/05/22[b]	2,700	2,430,000
6.80%, 11/22/25[b]	6,100	5,621,150
6.90%, 07/09/20[b]	8,078	7,734,685

		31,912,710
KAZAKHSTAN — 2.34%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	16,792	15,448,640
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	18,237	20,676,199
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	16,476	15,611,010
5.75%, 04/30/43[b]	32,898	29,361,465
6.00%, 11/07/44[b]	3,400	3,077,000
6.38%, 04/09/21[b]	12,966	13,776,375
7.00%, 05/05/20[b]	17,635	19,200,106

		117,150,795

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
LUXEMBOURG — 0.24%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	$7,600	$7,077,500
5.30%, 12/27/17[b]	5,100	4,852,471

		11,929,971
MALAYSIA — 2.79%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	40,500	36,551,250
Petronas Capital Ltd.
3.50%, 03/18/25[b]	11,000	11,234,177
3.50%, 03/18/25[c]	4,000	4,085,155
4.50%, 03/18/45[c]	7,000	7,100,097
4.50%, 03/18/45	12,185	12,359,241
5.25%, 08/12/19[b]	41,446	46,455,992
7.88%, 05/22/22[b]	16,710	21,879,511

		139,665,423
MEXICO — 2.56%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	3,336	3,577,860
4.88%, 01/15/24[b]	4,200	4,488,750
Petroleos Mexicanos
3.50%, 07/18/18	200	206,500
3.50%, 07/23/20[b]	1,500	1,527,750
3.50%, 01/30/23	557	536,809
4.50%, 01/23/26[b]	2,400	2,436,000
4.88%, 01/24/22	9,000	9,517,500
4.88%, 01/18/24	2,290	2,415,492
5.50%, 01/21/21	9,842	10,801,595
5.50%, 06/27/44	12,562	12,291,917
5.63%, 01/23/46[b]	2,200	2,194,500
5.75%, 03/01/18	7,537	8,243,594
6.00%, 03/05/20	4,248	4,810,860
6.38%, 01/23/45	14,350	15,799,350
6.50%, 06/02/41	12,067	13,318,951
6.63%, 06/15/35	12,051	13,581,477
8.00%, 05/03/19	18,584	22,138,190

		127,887,095
NETHERLANDS — 0.48%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	13,130	13,326,950
Majapahit Holding BV
7.75%, 01/20/20[b]	8,940	10,504,500

		23,831,450

Security	Principal (000s)	Value
PHILIPPINES — 0.50%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	$8,848	$10,518,060
7.39%, 12/02/24[b]	10,866	14,641,935

		25,159,995
SOUTH AFRICA — 1.23%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	18,847	18,752,765
6.75%, 08/06/23[b]	20,298	20,957,685
7.13%, 02/11/25[b]	8,700	9,058,875
Transnet SOC Ltd.
4.00%, 07/26/22[b]	13,248	12,784,320

		61,553,645
VENEZUELA — 1.20%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	10,173	4,070,297
5.50%, 04/12/37[b]	5,868	2,338,398
6.00%, 05/16/24[b]	21,681	9,160,223
6.00%, 11/15/26[b]	20,222	8,357,753
8.50%, 11/02/17[b]	25,976	19,905,102
9.00%, 11/17/21[b]	8,027	3,873,429
9.75%, 05/17/35[b]	11,157	5,389,501
12.75%, 02/17/22[b]	11,625	6,743,081

		59,837,784

TOTAL CORPORATE BONDS & NOTES (Cost: $971,103,697)		945,406,199

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.33%
ARGENTINA — 2.43%
Argentine Republic Government International Bond
2.50%, 12/31/38[a,d]	70,957	40,800,275
8.28%, 12/31/33[a,d]	22,159	22,103,813
8.28%, 12/31/33[a,d]	57,370	58,517,393

		121,421,481
AZERBAIJAN — 0.40%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	19,200	19,992,000

		19,992,000

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BRAZIL — 4.41%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	$3,900	$3,900,000
5.50%, 07/12/20[b]	7,700	8,104,250
5.75%, 09/26/23[b]	11,673	12,408,399
6.37%, 06/16/18[b]	7,500	8,071,875
6.50%, 06/10/19[b]	6,915	7,537,350
Brazilian Government International Bond
2.63%, 01/05/23	11,454	10,463,229
4.25%, 01/07/25	41,237	40,721,537
4.88%, 01/22/21	20,500	21,832,500
5.00%, 01/27/45	21,948	20,466,510
5.63%, 01/07/41	16,082	16,443,845
5.88%, 01/15/19	15,652	17,432,415
7.13%, 01/20/37	14,015	16,782,962
8.25%, 01/20/34	12,150	15,855,750
10.13%, 05/15/27	7,891	12,132,413
11.00%, 08/17/40 (Call 08/17/15)	7,908	8,135,355

		220,288,390
CAYMAN ISLANDS — 0.17%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	8,446	8,277,080

		8,277,080
CHILE — 1.01%
Chile Government International Bond
3.13%, 03/27/25	19,260	20,030,400
3.25%, 09/14/21	9,300	9,904,500
3.88%, 08/05/20	18,549	20,380,714

		50,315,614
COLOMBIA — 4.28%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	10,685	10,043,900
4.00%, 02/26/24 (Call 11/26/23)	22,026	22,675,767
4.38%, 07/12/21	22,657	24,039,077
5.00%, 06/15/45 (Call 12/15/44)	21,077	21,287,770

Security	Principal (000s)	Value
5.63%, 02/26/44 (Call 08/26/43)	$32,510	$35,842,275
6.13%, 01/18/41	27,944	32,624,620
7.38%, 03/18/19	21,470	25,361,438
7.38%, 09/18/37	19,443	25,932,101
8.13%, 05/21/24	12,076	16,030,890

		213,837,838
COSTA RICA — 0.96%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	15,270	14,506,500
7.00%, 04/04/44[b]	19,170	19,697,175
7.16%, 03/12/45[b]	13,492	13,997,950

		48,201,625
CROATIA — 2.41%
Croatia Government International Bond
5.50%, 04/04/23[b]	21,290	22,514,175
6.00%, 01/26/24[b]	31,065	33,860,850
6.38%, 03/24/21[b]	21,596	23,728,605
6.63%, 07/14/20[b]	16,345	18,122,519
6.75%, 11/05/19[b]	20,273	22,477,689

		120,703,838
DOMINICAN REPUBLIC — 2.13%
Dominican Republic International Bond
5.50%, 01/27/25[b]	11,000	11,385,000
5.88%, 04/18/24[b]	21,300	22,471,500
6.85%, 01/27/45[b]	13,200	13,860,000
7.45%, 04/30/44[b]	31,866	35,849,250
7.50%, 05/06/21[b]	20,577	23,071,961

		106,637,711
ECUADOR — 0.64%
Ecuador Government International Bond
7.95%, 06/20/24[b]	32,786	31,966,350

		31,966,350
EGYPT — 0.33%
Egypt Government International Bond
5.75%, 04/29/20[b]	15,474	16,363,755

		16,363,755

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
EL SALVADOR — 0.33%
El Salvador Government International Bond
7.65%, 06/15/35[b]	$15,652	$16,630,250

		16,630,250
ETHIOPIA — 0.31%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24[b]	15,400	15,477,000

		15,477,000
GABON — 0.47%
Gabonese Republic
6.38%, 12/12/24[b]	23,570	23,628,925

		23,628,925
GHANA — 0.61%
Republic of Ghana
7.88%, 08/07/23[b]	15,658	15,109,970
8.13%, 01/18/26[b]	16,180	15,613,700

		30,723,670
HUNGARY — 4.06%
Hungary Government International Bond
4.00%, 03/25/19	12,972	13,490,880
4.13%, 02/19/18	16,096	16,800,200
5.38%, 02/21/23	23,130	25,905,600
5.38%, 03/25/24	24,830	27,654,412
5.75%, 11/22/23	21,598	24,783,705
6.25%, 01/29/20	24,995	28,650,519
6.38%, 03/29/21	36,430	42,623,100
7.63%, 03/29/41	16,228	23,104,615

		203,013,031
INDONESIA — 3.91%
Indonesia Government International Bond
3.38%, 04/15/23[b]	10,600	10,374,750
3.75%, 04/25/22[b]	10,256	10,448,300
4.63%, 04/15/43[b]	14,123	13,681,656
4.88%, 05/05/21[b]	14,560	15,852,200
5.13%, 01/15/45[b]	10,927	11,227,493
5.25%, 01/17/42[b]	10,068	10,445,550
5.38%, 10/17/23[b]	7,196	8,032,535
5.88%, 03/13/20[b]	11,187	12,669,278
5.88%, 01/15/24[b]	15,916	18,243,715
6.63%, 02/17/37[b]	7,992	9,660,330
6.75%, 01/15/44[b]	13,488	17,062,320

Security	Principal (000s)	Value
6.88%, 01/17/18[b]	$10,747	$12,136,050
7.75%, 01/17/38[b]	11,699	15,954,511
8.50%, 10/12/35[b]	9,790	14,109,837
11.63%, 03/04/19[b]	11,541	15,378,382

		195,276,907
IRAQ — 0.74%
Republic of Iraq
5.80%, 01/15/28[b] (Call 06/14/15)	43,145	37,050,769

		37,050,769
IVORY COAST — 1.12%
Ivory Coast Government International Bond
5.75%, 12/31/32[b,e]	42,931	40,999,105
6.38%, 03/03/28[b]	15,050	15,125,250

		56,124,355
KAZAKHSTAN — 0.82%
KazAgro National Management Holding JSC
4.63%, 05/24/23b	12,100	11,207,625
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	18,750	18,140,625
4.88%, 10/14/44[b]	12,740	11,784,500

		41,132,750
KENYA — 0.65%
Kenya Government International Bond
6.88%, 06/24/24[b]	31,060	32,690,650

		32,690,650
LATVIA — 0.38%
Republic of Latvia
2.75%, 01/12/20[b]	18,115	18,386,725
5.25%, 02/22/17[b]	500	534,375

		18,921,100
LEBANON — 3.01%
Lebanese Republic
6.65%, 02/26/30	14,900	15,332,100
Lebanon Government International Bond
5.15%, 11/12/18[b]	13,235	13,235,000
6.00%, 01/27/23[b]	13,622	13,826,330
6.10%, 10/04/22[b]	22,465	22,970,462
6.38%, 03/09/20	16,914	17,632,845

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.60%, 11/27/26[b]	$25,016	$25,829,020
6.75%, 11/29/27[b]	17,739	18,537,255
8.25%, 04/12/21[b]	20,512	23,250,352

		150,613,364
LITHUANIA — 1.93%
Lithuania Government International Bond
6.13%, 03/09/21[b]	22,250	26,119,720
6.63%, 02/01/22[b]	26,309	32,392,956
7.38%, 02/11/20[b]	31,277	37,850,519

		96,363,195
MEXICO — 2.59%
Mexico Government International Bond
3.60%, 01/30/25	7,000	7,115,500
3.63%, 03/15/22	10,282	10,631,588
4.00%, 10/02/23	14,998	15,762,898
4.60%, 01/23/46	4,950	4,937,625
4.75%, 03/08/44	12,896	13,250,640
5.13%, 01/15/20	11,974	13,410,880
5.55%, 01/21/45	12,358	14,180,805
5.75%, 10/12/49	12,024	12,805,560
5.95%, 03/19/19	8,674	9,877,517
6.05%, 01/11/40	10,016	12,169,440
6.75%, 09/27/34	7,051	9,360,203
8.30%, 08/15/31	3,978	6,071,423

		129,574,079
MONGOLIA — 0.26%
Mongolia Government International Bond
5.13%, 12/05/22[b]	14,765	13,103,938

		13,103,938
MOROCCO — 0.47%
Morocco Government International Bond
4.25%, 12/11/22[b]	22,909	23,424,453

		23,424,453
NETHERLANDS — 0.36%
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/19[b]	17,370	17,917,155

		17,917,155
PAKISTAN — 0.68%
Pakistan Government International Bond
6.88%, 06/01/17[b]	500	520,625

Security	Principal (000s)	Value
7.25%, 04/15/19[b]	$15,381	$16,207,806
8.25%, 04/15/24[b]	15,681	17,071,669

		33,800,100
PANAMA — 2.12%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	13,216	13,430,760
4.00%, 09/22/24 (Call 06/22/24)	29,730	30,844,875
5.20%, 01/30/20	20,654	22,977,575
6.70%, 01/26/36	30,008	38,785,340

		106,038,550
PARAGUAY — 0.36%
Republic of Paraguay
6.10%, 08/11/44[b]	16,550	17,874,000

		17,874,000
PERU — 3.20%
Peruvian Government International Bond
5.63%, 11/18/50	36,737	44,176,242
6.55%, 03/14/37	24,065	31,886,125
7.35%, 07/21/25	28,903	39,091,308
8.75%, 11/21/33	28,279	44,610,122

		159,763,797
PHILIPPINES — 4.95%
Philippine Government International Bond
3.95%, 01/20/40	17,313	18,299,841
4.00%, 01/15/21	17,932	19,680,370
4.20%, 01/21/24	19,931	22,322,720
5.00%, 01/13/37	23,170	28,267,400
5.50%, 03/30/26	10,800	13,243,500
6.38%, 01/15/32	13,173	17,849,415
6.38%, 10/23/34	26,636	37,223,810
7.75%, 01/14/31	20,522	30,680,390
8.38%, 06/17/19	10,400	12,987,000
9.50%, 02/02/30	15,272	25,637,870
10.63%, 03/16/25	13,153	21,406,507

		247,598,823
POLAND — 3.59%
Poland Government International Bond
3.00%, 03/17/23	30,253	30,744,611

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.00%, 01/22/24	$23,175	$25,115,906
5.00%, 03/23/22	40,093	45,706,020
5.13%, 04/21/21	23,847	27,185,580
6.38%, 07/15/19	43,172	50,673,135

		179,425,252
ROMANIA — 2.07%
Romanian Government International Bond
4.38%, 08/22/23[b]	21,888	23,175,014
4.88%, 01/22/24[b]	21,436	23,499,215
6.13%, 01/22/44[b]	13,410	16,661,925
6.75%, 02/07/22[b]	33,625	40,307,969

		103,644,123
RUSSIA — 4.26%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[b]	8,000	7,820,000
4.50%, 04/04/22[b]	9,200	8,901,000
4.88%, 09/16/23[b]	14,600	14,235,000
5.00%, 04/29/20[b]	27,300	27,709,500
5.63%, 04/04/42[b]	17,600	16,830,000
5.88%, 09/16/43[b]	10,200	10,021,500
7.50%, 03/31/30[b,e]	75,240	87,955,560
11.00%, 07/24/18[b]	16,364	20,002,126
12.75%, 06/24/28[b]	12,339	19,403,078

		212,877,764
SERBIA — 1.53%
Republic of Serbia
4.88%, 02/25/20[b]	24,888	25,479,090
5.88%, 12/03/18[b]	13,659	14,444,393
7.25%, 09/28/21[b]	32,059	36,707,555

		76,631,038
SLOVAKIA — 0.54%
Slovakia Government International Bond
4.38%, 05/21/22[b]	24,209	27,114,080

		27,114,080
SOUTH AFRICA — 2.63%
South Africa Government International Bond
4.67%, 01/17/24	21,022	21,994,267
5.38%, 07/24/44	11,551	12,215,183
5.50%, 03/09/20	22,798	24,935,312
5.88%, 05/30/22	14,570	16,427,675
5.88%, 09/16/25	25,980	29,649,675

Security	Principal (000s)	Value
6.88%, 05/27/19	$23,036	$26,376,220

		131,598,332
SRI LANKA — 1.32%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	15,044	15,262,138
6.00%, 01/14/19[b]	15,403	15,884,344
6.25%, 10/04/20[b]	19,361	20,038,635
6.25%, 07/27/21[b]	14,481	14,969,734

		66,154,851
TUNISIA — 0.33%
Banque Centrale de Tunisie SA
5.75%, 01/30/25[b]	15,770	16,243,100

		16,243,100
TURKEY — 5.44%
Turkey Government International Bond
3.25%, 03/23/23	7,666	7,186,875
4.25%, 04/14/26	500	483,125
4.88%, 04/16/43	12,822	12,293,093
5.13%, 03/25/22	1,868	1,973,075
5.63%, 03/30/21	13,200	14,371,500
5.75%, 03/22/24	14,518	15,951,652
6.00%, 01/14/41	23,056	25,620,980
6.25%, 09/26/22	16,289	18,365,847
6.63%, 02/17/45	8,047	9,716,753
6.75%, 04/03/18	15,539	17,170,595
6.75%, 05/30/40	12,766	15,462,817
6.88%, 03/17/36	17,400	21,075,750
7.00%, 03/11/19	19,715	22,302,594
7.00%, 06/05/20	10,298	11,842,700
7.25%, 03/05/38	7,747	9,848,374
7.38%, 02/05/25	18,041	22,077,674
7.50%, 07/14/17	13,338	14,755,162
8.00%, 02/14/34	10,985	14,733,631
11.88%, 01/15/30	9,700	16,878,000

		272,110,197
UKRAINE — 1.18%
Ukraine Government International Bond
7.50%, 04/17/23[b]	21,921	10,248,068
7.75%, 09/23/20[b]	20,108	9,098,870
7.80%, 11/28/22[b]	30,408	13,835,640
7.95%, 02/23/21[b]	19,976	9,089,080
9.25%, 07/24/17[b]	36,156	16,586,565

		58,858,223

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
URUGUAY — 2.10%
Uruguay Government International Bond
4.50%, 08/14/24	$32,326	$34,750,450
5.10%, 06/18/50	49,223	50,207,731
7.63%, 03/21/36	14,409	20,100,555

		105,058,736
VENEZUELA — 1.16%
Venezuela Government International Bond
6.00%, 12/09/20[b]	9,820	4,198,050
7.00%, 12/01/18[b]	3,777	1,879,058
7.00%, 03/31/38[b]	5,854	2,400,140
7.65%, 04/21/25	6,163	2,650,090
7.75%, 10/13/19[b]	12,197	5,671,605
8.25%, 10/13/24[b]	11,030	4,825,625
9.00%, 05/07/23[b]	5,920	2,708,400
9.25%, 09/15/27	14,977	7,376,172
9.25%, 05/07/28[b]	8,118	3,612,510
9.38%, 01/13/34	5,990	2,725,450
11.75%, 10/21/26[b]	9,542	4,866,420
11.95%, 08/05/31[b]	18,121	9,196,509
12.75%, 08/23/22[b]	10,875	5,981,250

		58,091,279
VIETNAM — 0.33%
Vietnam Government International Bond
4.80%, 11/19/24[b]	15,801	16,492,294

		16,492,294
ZAMBIA — 0.35%
Zambia Government International Bond
8.50%, 04/14/24[b]	16,093	17,380,440

		17,380,440

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,993,166,460)		3,966,426,252

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.24%
MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	12,062	$12,062,417

		12,062,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,062,417)		12,062,417

TOTAL INVESTMENTS IN SECURITIES — 98.48%
(Cost: $4,976,332,574)		4,923,894,868

Other Assets, Less Liabilities — 1.52%		75,796,858

NET ASSETS — 100.00%		$4,999,691,726

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.18%

AUSTRALIA — 4.58%
Australia Government Bond
4.25%, 07/21/17	AUD	2,025	$1,676,073
4.75%, 06/15/16	AUD	2,739	2,225,759
5.50%, 01/21/18	AUD	2,075	1,789,945
6.00%, 02/15/17	AUD	1,800	1,519,658

			7,211,435

AUSTRIA — 4.55%
Austria Government Bond
3.20%, 02/20/17[a]	EUR	1,700	2,019,603
4.00%, 09/15/16[a]	EUR	1,675	1,984,047
4.30%, 09/15/17[a]	EUR	1,325	1,640,271
4.65%, 01/15/18[a]	EUR	1,200	1,517,475

			7,161,396

BELGIUM — 4.55%
Belgium Government Bond
2.75%, 03/28/16[a]	EUR	995	1,143,952
3.25%, 09/28/16[a]	EUR	1,300	1,526,754
3.50%, 06/28/17[a]	EUR	975	1,178,584
4.00%, 03/28/17[a]	EUR	1,380	1,669,096
4.00%, 03/28/18[a]	EUR	450	564,389
5.50%, 09/28/17[a]	EUR	850	1,081,972

			7,164,747

CANADA — 4.54%
Canadian Government Bond
0.25%, 05/01/17	CAD	245	200,531
1.00%, 05/01/16	CAD	250	206,968
1.00%, 08/01/16	CAD	800	663,063
1.25%, 02/01/16	CAD	104	86,204
1.25%, 08/01/17	CAD	625	522,545
1.25%, 02/01/18	CAD	450	377,155
1.25%, 03/01/18	CAD	600	503,482
1.50%, 02/01/17	CAD	150	125,597
1.50%, 03/01/17	CAD	1,075	900,915
1.50%, 09/01/17	CAD	750	630,971
2.00%, 06/01/16	CAD	875	732,447
2.75%, 09/01/16	CAD	925	784,529
4.00%, 06/01/16	CAD	1,060	906,079
4.00%, 06/01/17	CAD	575	507,291

			7,147,777

Security		Principal (000s)	Value
DENMARK — 4.59%
Denmark Government Bond
2.50%, 11/15/16	DKK	22,325	$3,506,977
4.00%, 11/15/15	DKK	93	14,316
4.00%, 11/15/17	DKK	22,250	3,711,164

			7,232,457

FINLAND — 1.72%
Finland Government Bond
1.75%, 04/15/16[a]	EUR	213	243,107
1.88%, 04/15/17[a]	EUR	925	1,078,151
3.88%, 09/15/17[a]	EUR	1,125	1,381,059

			2,702,317

FRANCE — 8.26%
France Government Bond OAT
0.00%, 02/25/18	EUR	175	196,630
0.25%, 11/25/16	EUR	175	197,383
3.00%, 10/25/15	EUR	—	343
3.25%, 04/25/16	EUR	1,090	1,261,651
3.75%, 04/25/17	EUR	1,375	1,659,697
4.00%, 04/25/18	EUR	1,075	1,351,544
4.25%, 10/25/17	EUR	1,475	1,832,352
5.00%, 10/25/16	EUR	1,200	1,447,421
French Treasury Note BTAN
1.00%, 07/25/17	EUR	900	1,034,150
1.75%, 02/25/17	EUR	1,950	2,260,741
2.25%, 02/25/16	EUR	253	289,632
2.50%, 07/25/16	EUR	1,276	1,476,392

			13,007,936

GERMANY — 9.17%
Bundesobligation
0.25%, 04/13/18	EUR	875	992,280
0.50%, 04/07/17	EUR	875	994,048
0.50%, 10/13/17	EUR	775	883,244
0.50%, 02/23/18	EUR	825	941,795
0.75%, 02/24/17	EUR	2,525	2,879,463
1.25%, 10/14/16	EUR	450	515,148
1.75%, 10/09/15	EUR	60	68,324
Bundesrepublik Deutschland
3.25%, 07/04/15	EUR	35	39,269
3.50%, 01/04/16	EUR	1,749	2,009,024
3.75%, 01/04/17	EUR	75	89,636
4.00%, 07/04/16	EUR	649	763,621

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security		Principal (000s)	Value
4.00%, 01/04/18	EUR	975	$1,214,562
4.25%, 07/04/17	EUR	925	1,136,725
6.00%, 06/20/16	EUR	100	119,941
Bundesschatzanweisungen
0.00%, 09/16/16	EUR	625	702,689
0.00%, 12/16/16	EUR	675	759,069
0.00%, 03/10/17	EUR	300	337,501

			14,446,339

IRELAND — 0.57%
Ireland Government Bond
4.60%, 04/18/16	EUR	277	324,656
5.50%, 10/18/17	EUR	450	573,359

			898,015

ITALY — 8.12%
Italy Buoni Poliennali Del Tesoro
0.75%, 01/15/18	EUR	675	766,529
1.15%, 05/15/17	EUR	625	714,447
1.50%, 12/15/16	EUR	450	515,602
2.25%, 05/15/16	EUR	343	393,020
2.75%, 11/15/16	EUR	525	612,091
3.50%, 11/01/17	EUR	750	908,737
3.75%, 04/15/16	EUR	358	415,237
3.75%, 08/01/16	EUR	1,151	1,349,037
4.00%, 02/01/17	EUR	1,750	2,093,271
4.50%, 02/01/18	EUR	1,075	1,343,650
4.75%, 09/15/16	EUR	700	834,240
4.75%, 05/01/17	EUR	575	703,070
4.75%, 06/01/17	EUR	675	827,792
5.25%, 08/01/17[b]	EUR	1,050	1,309,478

			12,786,201

JAPAN — 22.22%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	249,000	2,085,903
0.10%, 03/20/18	JPY	25,000	209,476
0.20%, 03/20/17	JPY	40,000	335,563
0.20%, 06/20/17	JPY	702,500	5,895,200
0.20%, 09/20/17	JPY	393,000	3,299,597
0.20%, 12/20/17	JPY	140,000	1,175,862
0.30%, 06/20/16	JPY	72,450	607,479
0.30%, 09/20/16	JPY	104,000	872,750
0.30%, 12/20/16	JPY	715,000	6,004,757
0.30%, 03/20/17	JPY	110,700	930,400

Security		Principal (000s)	Value
0.30%, 03/20/18	JPY	120,000	$1,011,241
0.40%, 06/20/16	JPY	311,850	2,617,721
0.40%, 09/20/16	JPY	136,700	1,148,728
0.40%, 12/20/16	JPY	100,000	841,188
0.40%, 03/20/18	JPY	160,000	1,352,145
0.50%, 03/20/16	JPY	111,650	937,085
0.60%, 03/20/16	JPY	1,450	12,181
Japan Government Ten Year Bond
1.70%, 09/20/16	JPY	95,000	812,482
Japan Government Two Year Bond
0.10%, 01/15/16	JPY	45,000	376,303
0.10%, 08/15/16	JPY	100,000	836,801
0.10%, 09/15/16	JPY	432,500	3,619,491

			34,982,353

NETHERLANDS — 4.55%
Netherlands Government Bond
0.00%, 04/15/16[a]	EUR	1,090	1,223,458
0.50%, 04/15/17	EUR	1,100	1,248,778
1.25%, 01/15/18[a]	EUR	600	697,329
2.50%, 01/15/17[a]	EUR	925	1,083,874
4.00%, 07/15/16[a]	EUR	1,234	1,452,945
4.50%, 07/15/17[a]	EUR	1,175	1,451,366

			7,157,750

NORWAY — 2.29%
Norway Government Bond Series 472
4.25%, 05/19/17	NOK	25,450	3,609,763

			3,609,763

PORTUGAL — 4.68%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[a]	EUR	2	2,067
4.20%, 10/15/16[a]	EUR	1,950	2,316,144
4.35%, 10/16/17[a]	EUR	3,775	4,647,076
6.40%, 02/15/16[a]	EUR	347	408,507

			7,373,794

SPAIN — 4.51%
Spain Government Bond
0.50%, 10/31/17[a]	EUR	325	367,225
2.10%, 04/30/17	EUR	1,000	1,165,439
3.25%, 04/30/16	EUR	849	981,742
3.30%, 07/30/16	EUR	693	808,100
3.80%, 01/31/17	EUR	850	1,015,016

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security		Principal or Shares (000s)	Value
4.50%, 01/31/18	EUR	825	$1,033,549
5.50%, 07/30/17	EUR	1,375	1,726,078

			7,097,149

SWEDEN — 4.10%
Sweden Government Bond
3.00%, 07/12/16	SEK	22,360	2,777,747
3.75%, 08/12/17	SEK	28,275	3,678,300

			6,456,047

SWITZERLAND — 0.77%
Switzerland Government Bond
3.00%, 01/08/18[b]	CHF	550	646,510
4.25%, 06/05/17[b]	CHF	475	561,138

			1,207,648

UNITED KINGDOM — 4.41%
United Kingdom Gilt
1.00%, 09/07/17[b]	GBP	1,450	2,244,637
1.75%, 01/22/17[b]	GBP	1,220	1,914,050
4.00%, 09/07/16[b]	GBP	400	644,152
5.00%, 03/07/18[b]	GBP	900	1,547,418
8.75%, 08/25/17[b]	GBP	325	594,645

			6,944,902

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $172,675,524)			154,588,026

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		14	14,100

			14,100

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,100)			14,100

TOTAL INVESTMENTS IN SECURITIES — 98.19% (Cost: $172,689,624)			$154,602,126
Other Assets, Less Liabilities — 1.81%			2,854,397

NET ASSETS — 100.00%			$157,456,523

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.24%

AUSTRALIA — 4.52%
Australia Government Bond
2.75%, 10/21/19	AUD	710	$576,571
2.75%, 04/21/24	AUD	1,675	1,337,433
3.25%, 10/21/18	AUD	250	205,593
3.25%, 04/21/25[a]	AUD	955	792,192
3.25%, 04/21/29[a]	AUD	1,196	981,682
3.75%, 04/21/37[a]	AUD	225	194,254
4.25%, 07/21/17	AUD	1,059	876,524
4.25%, 04/21/26	AUD	1,100	993,474
4.50%, 04/15/20	AUD	1,660	1,455,537
4.50%, 04/21/33[a]	AUD	1,360	1,289,385
4.75%, 06/15/16	AUD	1,857	1,509,031
4.75%, 04/21/27[a]	AUD	820	776,693
5.25%, 03/15/19	AUD	1,647	1,456,051
5.50%, 01/21/18	AUD	2,379	2,052,183
5.50%, 04/21/23	AUD	1,885	1,806,633
5.75%, 05/15/21	AUD	1,987	1,872,373
5.75%, 07/15/22	AUD	1,916	1,841,935
6.00%, 02/15/17	AUD	1,039	877,180

			20,894,724

AUSTRIA — 4.58%
Austria Government Bond
0.25%, 10/18/19[a]	EUR	180	203,442
1.15%, 10/19/18[b]	EUR	675	787,323
1.65%, 10/21/24[b]	EUR	875	1,087,073
1.75%, 10/20/23[b]	EUR	443	552,222
1.95%, 06/18/19[b]	EUR	675	816,190
2.40%, 05/23/34[b]	EUR	450	640,214
3.15%, 06/20/44[b]	EUR	579	1,000,861
3.20%, 02/20/17[b]	EUR	915	1,087,022
3.40%, 11/22/22[b]	EUR	1,052	1,450,872
3.50%, 09/15/21[b]	EUR	1,135	1,537,998
3.65%, 04/20/22[b]	EUR	654	904,800
3.80%, 01/26/62[b]	EUR	297	651,216
3.90%, 07/15/20[b]	EUR	902	1,208,966
4.00%, 09/15/16[b]	EUR	720	852,844
4.15%, 03/15/37[b]	EUR	1,105	2,036,606
4.30%, 09/15/17[b]	EUR	810	1,002,732
4.35%, 03/15/19[b]	EUR	1,123	1,469,687
4.65%, 01/15/18[b]	EUR	1,333	1,685,661
4.85%, 03/15/26[b]	EUR	800	1,300,959
6.25%, 07/15/27	EUR	473	879,484

			21,156,172

Security	Principal (000s)		Value

BELGIUM — 4.58%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	375	$426,958
1.25%, 06/22/18[a]	EUR	675	787,573
2.25%, 06/22/23[a]	EUR	850	1,091,259
2.60%, 06/22/24[b]	EUR	875	1,159,496
2.75%, 03/28/16[b]	EUR	510	586,500
3.00%, 09/28/19[a]	EUR	794	1,004,633
3.00%, 06/22/34[b]	EUR	375	559,746
3.25%, 09/28/16[b]	EUR	437	512,818
3.50%, 06/28/17[b]	EUR	1,000	1,208,804
3.75%, 09/28/20[b]	EUR	685	917,215
3.75%, 06/22/45[a]	EUR	350	630,825
4.00%, 03/28/17[b]	EUR	175	211,661
4.00%, 03/28/18[b]	EUR	917	1,150,188
4.00%, 03/28/19	EUR	465	601,473
4.00%, 03/28/22	EUR	627	881,862
4.00%, 03/28/32[a]	EUR	610	1,001,265
4.25%, 09/28/21[b]	EUR	183	257,703
4.25%, 09/28/22[a]	EUR	895	1,289,705
4.25%, 03/28/41[b]	EUR	806	1,518,038
4.50%, 03/28/26[b]	EUR	515	809,312
5.00%, 03/28/35[b]	EUR	1,131	2,148,384
5.50%, 09/28/17[b]	EUR	370	470,976
5.50%, 03/28/28	EUR	1,114	1,965,041

			21,191,435

CANADA — 4.50%
Canadian Government Bond
1.00%, 11/01/15	CAD	223	184,361
1.00%, 05/01/16	CAD	295	244,222
1.00%, 08/01/16	CAD	388	321,585
1.00%, 11/01/16	CAD	870	721,838
1.25%, 02/01/16	CAD	385	319,122
1.25%, 08/01/17	CAD	420	351,150
1.25%, 02/01/18	CAD	250	209,530
1.25%, 03/01/18	CAD	825	692,288
1.25%, 09/01/18	CAD	560	470,961
1.50%, 02/01/17	CAD	825	690,784
1.50%, 03/01/17	CAD	725	607,594
1.50%, 09/01/17	CAD	500	420,648
1.50%, 03/01/20	CAD	500	422,745
1.50%, 06/01/23	CAD	375	311,880
1.75%, 03/01/19	CAD	725	620,519

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
1.75%, 09/01/19	CAD	650	$556,349
2.00%, 06/01/16	CAD	470	393,429
2.25%, 06/01/25	CAD	475	416,196
2.50%, 06/01/24	CAD	1,000	896,113
2.75%, 09/01/16	CAD	550	466,477
2.75%, 06/01/22	CAD	988	897,109
2.75%, 12/01/48	CAD	300	280,385
2.75%, 12/01/64	CAD	181	175,659
3.00%, 12/01/15	CAD	88	73,611
3.25%, 06/01/21	CAD	425	395,214
3.50%, 06/01/20	CAD	789	731,660
3.50%, 12/01/45	CAD	1,170	1,246,551
3.75%, 06/01/19	CAD	991	914,088
4.00%, 06/01/16	CAD	645	551,341
4.00%, 06/01/17	CAD	819	722,558
4.00%, 06/01/41	CAD	1,120	1,253,290
4.25%, 06/01/18	CAD	579	529,583
5.00%, 06/01/37	CAD	998	1,236,170
5.75%, 06/01/29	CAD	809	986,431
5.75%, 06/01/33	CAD	700	900,741
8.00%, 06/01/27	CAD	370	513,172
9.00%, 06/01/25	CAD	45	62,852

			20,788,206

DENMARK — 4.38%
Denmark Government Bond
1.50%, 11/15/23	DKK	13,577	2,236,802
1.75%, 11/15/25	DKK	8,490	1,445,285
2.50%, 11/15/16	DKK	9,836	1,545,037
3.00%, 11/15/21	DKK	17,194	3,063,519
4.00%, 11/15/15	DKK	105	16,182
4.00%, 11/15/17	DKK	9,788	1,632,590
4.00%, 11/15/19	DKK	15,752	2,810,441
4.50%, 11/15/39	DKK	22,902	6,178,022
7.00%, 11/10/24	DKK	5,349	1,306,470

			20,234,348

FINLAND — 3.28%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	520	590,987
1.13%, 09/15/18[b]	EUR	750	874,011
1.50%, 04/15/23[b]	EUR	988	1,208,403
1.63%, 09/15/22[b]	EUR	830	1,020,580
1.75%, 04/15/16[b]	EUR	468	534,150
1.88%, 04/15/17[b]	EUR	1,205	1,404,511

Security	Principal (000s)		Value
2.00%, 04/15/24[b]	EUR	1,000	$1,277,669
2.63%, 07/04/42[b]	EUR	555	885,882
2.75%, 07/04/28[b]	EUR	642	910,335
3.38%, 04/15/20[b]	EUR	1,045	1,361,165
3.50%, 04/15/21[b]	EUR	969	1,301,002
3.88%, 09/15/17[b]	EUR	1,249	1,533,282
4.00%, 07/04/25[b]	EUR	794	1,201,512
4.38%, 07/04/19[b]	EUR	810	1,072,464

			15,175,953

FRANCE — 6.71%
France Government Bond OAT
0.50%, 11/25/19	EUR	400	456,807
0.50%, 05/25/25	EUR	225	248,814
1.00%, 05/25/18	EUR	100	115,730
1.00%, 11/25/18	EUR	500	580,755
1.00%, 05/25/19	EUR	75	87,338
1.75%, 05/25/23	EUR	630	780,994
1.75%, 11/25/24	EUR	746	925,892
2.25%, 10/25/22	EUR	463	591,511
2.25%, 05/25/24	EUR	455	587,655
2.50%, 10/25/20	EUR	266	335,654
2.50%, 05/25/30	EUR	525	716,742
2.75%, 10/25/27	EUR	652	899,582
3.00%, 10/25/15	EUR	205	233,154
3.00%, 04/25/22	EUR	625	830,768
3.25%, 04/25/16	EUR	383	442,855
3.25%, 10/25/21	EUR	550	735,164
3.50%, 04/25/20	EUR	1,630	2,134,528
3.50%, 04/25/26	EUR	579	842,440
3.75%, 04/25/17	EUR	473	570,332
3.75%, 10/25/19	EUR	1,160	1,514,132
3.75%, 04/25/21	EUR	550	746,354
4.00%, 04/25/18	EUR	825	1,037,231
4.00%, 10/25/38	EUR	666	1,176,790
4.00%, 04/25/55	EUR	309	613,624
4.00%, 04/25/60	EUR	272	554,244
4.25%, 10/25/17	EUR	360	447,218
4.25%, 10/25/18	EUR	1,949	2,509,589
4.25%, 04/25/19	EUR	150	196,360
4.25%, 10/25/23	EUR	1,065	1,572,228
4.50%, 04/25/41	EUR	585	1,133,533
4.75%, 04/25/35	EUR	440	816,737
5.00%, 10/25/16	EUR	1,491	1,798,213
5.50%, 04/25/29	EUR	650	1,173,099

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
5.75%, 10/25/32	EUR	391	$772,196
6.00%, 10/25/25	EUR	325	562,800
8.50%, 10/25/19	EUR	250	385,801
8.50%, 04/25/23	EUR	335	615,166
French Treasury Note BTAN
1.00%, 07/25/17	EUR	325	373,443
1.75%, 02/25/17	EUR	275	318,822
2.25%, 02/25/16	EUR	275	314,216
2.50%, 07/25/16	EUR	225	260,371

			31,008,882

GERMANY — 6.11%
Bundesobligation
0.25%, 04/13/18	EUR	660	748,462
0.25%, 10/11/19	EUR	475	538,876
0.50%, 04/07/17	EUR	328	372,512
0.50%, 02/23/18	EUR	325	371,010
1.00%, 10/12/18	EUR	340	395,639
1.25%, 10/14/16	EUR	227	259,864
1.75%, 10/09/15	EUR	75	84,764
2.00%, 02/26/16	EUR	60	68,443
2.75%, 04/08/16	EUR	180	207,303
Bundesrepublik Deutschland
0.50%, 02/15/25	EUR	525	595,871
1.00%, 08/15/24	EUR	460	546,834
1.50%, 09/04/22	EUR	555	681,896
1.50%, 02/15/23	EUR	355	437,654
1.50%, 05/15/23	EUR	375	463,084
1.50%, 05/15/24	EUR	425	526,848
1.75%, 07/04/22	EUR	574	716,265
1.75%, 02/15/24	EUR	325	410,745
2.00%, 01/04/22	EUR	555	699,356
2.00%, 08/15/23	EUR	613	786,418
2.25%, 09/04/20	EUR	321	402,038
2.25%, 09/04/21	EUR	478	608,848
2.50%, 01/04/21	EUR	740	944,454
2.50%, 07/04/44	EUR	362	579,100
2.50%, 08/15/46	EUR	323	522,834
3.00%, 07/04/20	EUR	200	258,722
3.25%, 01/04/20	EUR	1,507	1,946,600
3.25%, 07/04/21	EUR	375	502,183
3.25%, 07/04/42	EUR	164	291,633
3.50%, 01/04/16	EUR	300	344,613
3.50%, 07/04/19	EUR	681	876,159
3.75%, 01/04/19	EUR	683	873,758

Security	Principal (000s)		Value
4.00%, 07/04/16	EUR	980	$1,152,649
4.00%, 01/04/18	EUR	90	112,113
4.00%, 01/04/37	EUR	439	809,695
4.25%, 07/04/17	EUR	1,631	2,004,162
4.25%, 07/04/18	EUR	780	995,662
4.25%, 07/04/39	EUR	350	688,017
4.75%, 07/04/28	EUR	264	456,314
4.75%, 07/04/34	EUR	681	1,316,317
4.75%, 07/04/40	EUR	382	809,834
5.50%, 01/04/31	EUR	267	518,825
5.63%, 01/04/28	EUR	325	594,740
6.00%, 06/20/16	EUR	450	539,736
6.25%, 01/04/24	EUR	125	212,517
6.25%, 01/04/30	EUR	225	455,333
6.50%, 07/04/27	EUR	250	481,093
Bundesschatzanweisungen
0.25%, 09/11/15	EUR	50	56,125

			28,265,918

IRELAND — 3.89%
Ireland Government Bond
2.00%, 02/18/45[a]	EUR	675	823,577
2.40%, 05/15/30[a]	EUR	460	599,224
3.40%, 03/18/24[a]	EUR	1,425	1,951,591
3.90%, 03/20/23[a]	EUR	1,043	1,456,660
4.40%, 06/18/19	EUR	1,159	1,529,310
4.50%, 10/18/18	EUR	1,386	1,794,793
4.50%, 04/18/20	EUR	1,761	2,380,242
4.60%, 04/18/16	EUR	66	77,306
5.00%, 10/18/20	EUR	1,245	1,744,265
5.40%, 03/13/25	EUR	1,918	3,052,889
5.50%, 10/18/17	EUR	891	1,135,073
5.90%, 10/18/19	EUR	1,014	1,423,383

			17,968,313

ITALY — 6.76%
Italy Buoni Poliennali Del Tesoro
0.75%, 01/15/18	EUR	100	113,560
1.15%, 05/15/17	EUR	370	422,953
1.50%, 12/15/16	EUR	275	315,090
1.50%, 08/01/19	EUR	450	524,644
2.15%, 12/15/21	EUR	390	468,485
2.25%, 05/15/16	EUR	120	137,500
2.50%, 05/01/19	EUR	347	419,627
2.50%, 12/01/24	EUR	250	305,831

SCHEDULES OF INVESTMENTS	21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
2.75%, 11/15/16	EUR	290	$338,107
3.25%, 09/01/46[b]	EUR	175	228,779
3.50%, 11/01/17	EUR	266	322,299
3.50%, 06/01/18	EUR	297	365,302
3.50%, 12/01/18	EUR	525	653,325
3.50%, 03/01/30[b]	EUR	280	376,690
3.75%, 04/15/16	EUR	159	184,421
3.75%, 08/01/16	EUR	332	389,123
3.75%, 03/01/21	EUR	399	520,718
3.75%, 05/01/21	EUR	400	522,231
3.75%, 08/01/21[a]	EUR	651	852,995
3.75%, 09/01/24	EUR	350	470,299
4.00%, 02/01/17	EUR	674	806,208
4.00%, 09/01/20	EUR	466	610,569
4.00%, 02/01/37[a]	EUR	612	876,841
4.25%, 02/01/19[a]	EUR	570	729,204
4.25%, 09/01/19	EUR	564	732,333
4.25%, 03/01/20	EUR	550	721,622
4.50%, 02/01/18	EUR	422	527,461
4.50%, 08/01/18	EUR	640	813,589
4.50%, 03/01/19	EUR	423	547,068
4.50%, 02/01/20[a]	EUR	489	647,010
4.50%, 05/01/23	EUR	397	554,560
4.50%, 03/01/24	EUR	525	739,119
4.50%, 03/01/26[a]	EUR	459	662,815
4.75%, 09/15/16	EUR	459	547,023
4.75%, 05/01/17	EUR	219	267,778
4.75%, 06/01/17	EUR	368	451,300
4.75%, 09/01/21	EUR	524	722,927
4.75%, 08/01/23[b]	EUR	620	881,215
4.75%, 09/01/28[b]	EUR	372	558,280
4.75%, 09/01/44[b]	EUR	320	530,405
5.00%, 03/01/22	EUR	439	619,450
5.00%, 03/01/25[b]	EUR	618	914,827
5.00%, 08/01/34[a]	EUR	477	767,951
5.00%, 08/01/39[a]	EUR	407	672,468
5.00%, 09/01/40[a]	EUR	462	767,311
5.25%, 08/01/17[a]	EUR	411	512,567
5.25%, 11/01/29	EUR	634	1,009,076
5.50%, 09/01/22	EUR	338	493,631
5.50%, 11/01/22	EUR	457	668,925
5.75%, 02/01/33	EUR	387	667,257
6.00%, 05/01/31	EUR	710	1,233,678
6.50%, 11/01/27	EUR	624	1,070,046

Security	Principal (000s)		Value
7.25%, 11/01/26	EUR	279	$496,615
9.00%, 11/01/23	EUR	251	454,589
Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	59,813

			31,267,510

JAPAN — 22.70%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	702,840
0.10%, 03/20/18	JPY	57,500	481,795
0.10%, 06/20/19	JPY	111,900	937,372
0.10%, 09/20/19	JPY	14,100	118,029
0.20%, 03/20/17	JPY	19,750	165,684
0.20%, 06/20/17	JPY	245,150	2,057,236
0.20%, 09/20/17	JPY	136,400	1,145,204
0.20%, 12/20/17	JPY	100,000	839,901
0.20%, 09/20/18	JPY	102,700	863,686
0.20%, 12/20/18	JPY	181,000	1,522,611
0.20%, 03/20/19	JPY	152,200	1,280,174
0.20%, 06/20/19	JPY	50	421
0.20%, 09/20/19	JPY	47,600	400,187
0.30%, 06/20/16	JPY	81,100	680,008
0.30%, 12/20/16	JPY	167,750	1,408,808
0.30%, 03/20/17	JPY	45,300	380,733
0.30%, 06/20/18	JPY	75,000	632,389
0.30%, 09/20/18	JPY	48,000	405,022
0.40%, 09/20/16	JPY	125,000	1,050,409
0.40%, 12/20/16	JPY	84,800	713,328
0.40%, 06/20/18	JPY	30,500	257,967
0.50%, 12/20/15	JPY	53,450	448,061
0.50%, 03/20/16	JPY	37,900	318,097
Japan Government Forty Year Bond
1.70%, 03/20/54	JPY	15,000	133,632
1.90%, 03/20/53	JPY	25,900	243,811
2.00%, 03/20/52	JPY	41,300	398,374
2.20%, 03/20/49	JPY	30,200	305,409
2.20%, 03/20/50	JPY	32,850	332,184
2.20%, 03/20/51	JPY	47,050	476,224
2.40%, 03/20/48	JPY	22,750	239,642
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	42,850	357,900
0.40%, 03/20/25	JPY	52,100	438,485
0.50%, 09/20/24	JPY	65,700	559,529
0.50%, 12/20/24	JPY	30,500	259,511
0.60%, 03/20/23	JPY	105,450	908,824

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
0.60%, 09/20/23	JPY	66,850	$575,831
0.60%, 12/20/23	JPY	145,550	1,253,236
0.60%, 03/20/24	JPY	80,700	694,228
0.60%, 06/20/24	JPY	99,000	851,192
0.70%, 12/20/22	JPY	28,550	247,992
0.80%, 09/20/20	JPY	100,000	867,577
0.80%, 06/20/22	JPY	143,850	1,258,877
0.80%, 09/20/22	JPY	193,250	1,690,772
0.80%, 12/20/22	JPY	161,250	1,410,786
0.80%, 06/20/23	JPY	129,200	1,130,486
0.80%, 09/20/23	JPY	51,250	448,496
1.00%, 09/20/20	JPY	86,550	758,627
1.00%, 09/20/21	JPY	87,750	775,055
1.00%, 12/20/21	JPY	106,250	940,109
1.00%, 03/20/22	JPY	155,800	1,380,901
1.10%, 06/20/20	JPY	75,000	659,319
1.10%, 03/20/21	JPY	28,950	256,104
1.10%, 06/20/21	JPY	26,950	238,974
1.10%, 09/20/21	JPY	9,000	79,969
1.10%, 12/20/21	JPY	87,550	779,463
1.20%, 12/20/20	JPY	176,500	1,566,893
1.20%, 06/20/21	JPY	123,400	1,100,505
1.30%, 03/20/18	JPY	29,000	251,370
1.30%, 12/20/18	JPY	168,800	1,476,150
1.30%, 03/20/19	JPY	108,050	947,205
1.30%, 12/20/19	JPY	126,300	1,115,455
1.30%, 03/20/20	JPY	15,650	138,580
1.30%, 06/20/20	JPY	25,100	222,848
1.30%, 03/20/21	JPY	92,850	830,444
1.40%, 12/20/15	JPY	9,600	80,929
1.40%, 12/20/18	JPY	141,100	1,238,183
1.40%, 06/20/19	JPY	50,000	441,188
1.40%, 09/20/19	JPY	33,700	298,130
1.40%, 03/20/20	JPY	49,600	441,219
1.50%, 12/20/15	JPY	8,650	72,966
1.50%, 12/20/17	JPY	135,850	1,179,841
1.50%, 06/20/18	JPY	35,150	307,424
1.50%, 09/20/18	JPY	75,000	658,204
1.50%, 06/20/19	JPY	96,100	851,272
1.60%, 12/20/15	JPY	13,400	113,104
1.60%, 03/20/16	JPY	34,900	295,743
1.70%, 09/20/16	JPY	15,500	132,563
1.70%, 12/20/16	JPY	141,050	1,211,342
1.70%, 03/20/17	JPY	163,900	1,413,358

Security	Principal (000s)		Value
1.70%, 09/20/17	JPY	127,100	$1,104,921
1.70%, 06/20/18	JPY	21,100	185,642
1.80%, 06/20/17	JPY	100,000	867,519
1.80%, 06/20/18	JPY	21,900	193,251
1.90%, 06/20/17	JPY	118,150	1,027,077
Japan Government Thirty Year Bond
1.10%, 03/20/33	JPY	28,800	246,741
1.70%, 12/20/43	JPY	29,650	269,561
1.70%, 03/20/44	JPY	42,900	389,402
1.70%, 06/20/44	JPY	34,000	308,120
1.70%, 09/20/44	JPY	54,550	494,068
1.80%, 11/22/32	JPY	50,650	483,530
1.80%, 03/20/43	JPY	48,750	453,208
1.80%, 09/20/43	JPY	29,450	273,582
1.90%, 09/20/42	JPY	88,250	837,759
1.90%, 06/20/43	JPY	42,100	399,378
2.00%, 09/20/40	JPY	73,650	712,590
2.00%, 09/20/41	JPY	89,900	870,754
2.00%, 03/20/42	JPY	83,350	807,242
2.20%, 09/20/39	JPY	74,450	746,478
2.20%, 03/20/41	JPY	80,050	804,146
2.30%, 03/20/39	JPY	60,100	612,094
2.30%, 03/20/40	JPY	57,150	583,200
2.40%, 11/20/31	JPY	46,600	482,881
2.40%, 03/20/34	JPY	5,700	58,776
2.40%, 03/20/37	JPY	60,100	618,392
2.40%, 09/20/38	JPY	57,050	589,760
2.50%, 06/20/34	JPY	9,800	102,514
2.50%, 09/20/34	JPY	68,100	711,633
2.50%, 09/20/35	JPY	48,350	504,461
2.50%, 09/20/36	JPY	43,600	455,751
2.50%, 09/20/37	JPY	38,250	400,329
2.50%, 03/20/38	JPY	40,000	419,373
2.90%, 11/20/30	JPY	25,000	273,971
Japan Government Twenty Year Bond
1.20%, 12/20/34	JPY	78,350	668,519
1.40%, 09/20/34	JPY	96,000	849,456
1.50%, 03/20/33	JPY	46,400	422,889
1.50%, 03/20/34	JPY	14,050	126,926
1.50%, 06/20/34	JPY	81,000	730,009
1.60%, 06/20/30	JPY	90,700	852,347
1.60%, 03/20/33	JPY	33,700	311,709
1.60%, 12/20/33	JPY	121,450	1,116,595
1.70%, 12/20/31	JPY	1,600	15,124

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
1.70%, 09/20/32	JPY	140,100	$1,318,359
1.70%, 12/20/32	JPY	65,950	619,567
1.70%, 06/20/33	JPY	58,600	549,000
1.70%, 09/20/33	JPY	64,000	598,478
1.80%, 06/20/30	JPY	22,250	214,332
1.80%, 09/20/30	JPY	7,450	71,759
1.80%, 09/20/31	JPY	118,150	1,133,498
1.80%, 12/20/31	JPY	119,800	1,147,956
1.80%, 03/20/32	JPY	4,750	45,457
1.80%, 12/20/32	JPY	12,400	118,251
1.90%, 06/20/22	JPY	15,000	140,996
1.90%, 03/20/24	JPY	18,050	172,498
1.90%, 03/20/25	JPY	14,500	139,681
1.90%, 12/20/28	JPY	63,050	615,827
1.90%, 03/20/29	JPY	47,350	462,413
1.90%, 09/20/30	JPY	22,400	218,355
1.90%, 03/20/31	JPY	1,250	12,175
1.90%, 06/20/31	JPY	24,400	237,445
2.00%, 12/20/24	JPY	23,300	225,866
2.00%, 03/20/25	JPY	7,050	68,511
2.00%, 12/20/25	JPY	10,100	98,559
2.00%, 03/20/27	JPY	7,150	70,300
2.00%, 06/20/30	JPY	43,700	431,555
2.00%, 12/20/30	JPY	4,050	39,954
2.00%, 03/20/31	JPY	8,300	81,883
2.10%, 12/20/21	JPY	41,850	395,590
2.10%, 03/20/24	JPY	36,900	358,149
2.10%, 09/20/24	JPY	28,400	277,144
2.10%, 03/20/25	JPY	47,750	467,852
2.10%, 12/20/26	JPY	82,350	816,694
2.10%, 03/20/27	JPY	51,350	509,724
2.10%, 06/20/27	JPY	5,450	54,116
2.10%, 09/20/27	JPY	11,450	113,848
2.10%, 12/20/27	JPY	73,850	735,211
2.10%, 06/20/28	JPY	18,450	183,980
2.10%, 09/20/28	JPY	54,750	546,178
2.10%, 12/20/28	JPY	43,000	429,353
2.10%, 03/20/29	JPY	46,500	464,378
2.10%, 06/20/29	JPY	55,850	558,192
2.10%, 09/20/29	JPY	74,900	748,618
2.10%, 12/20/29	JPY	59,950	599,154
2.10%, 03/20/30	JPY	62,300	622,521
2.10%, 12/20/30	JPY	42,750	427,057
2.20%, 09/21/20	JPY	72,000	670,099

Security	Principal (000s)		Value
2.20%, 03/20/24	JPY	14,750	$144,232
2.20%, 06/20/24	JPY	50,000	490,031
2.20%, 09/20/26	JPY	20,950	209,227
2.20%, 09/20/27	JPY	19,050	191,277
2.20%, 03/20/28	JPY	50,000	503,388
2.20%, 09/20/28	JPY	59,100	595,731
2.20%, 06/20/29	JPY	24,450	247,025
2.20%, 12/20/29	JPY	56,650	572,507
2.20%, 03/20/30	JPY	67,200	679,553
2.20%, 03/20/31	JPY	84,850	857,866
2.30%, 06/20/26	JPY	11,200	112,703
2.30%, 06/20/27	JPY	24,000	243,195
2.30%, 06/20/28	JPY	16,100	163,849
2.40%, 06/20/24	JPY	50,000	497,472
2.40%, 03/20/28	JPY	15,000	154,139
2.40%, 06/20/28	JPY	50,000	514,293
2.60%, 03/20/18	JPY	40,000	359,181
Japan Government Two Year Bond
0.10%, 10/15/15	JPY	4,900	40,966
0.10%, 11/15/15	JPY	3,950	33,026
0.10%, 12/15/15	JPY	12,350	103,267
0.10%, 01/15/16	JPY	18,650	155,957
0.10%, 02/15/16	JPY	45,150	377,586
0.10%, 03/15/16	JPY	100,000	836,352
0.10%, 09/15/16	JPY	300,000	2,510,629

			104,932,060

NETHERLANDS — 4.87%
Netherlands Government Bond
0.00%, 04/15/16[b]	EUR	520	583,826
0.50%, 04/15/17	EUR	1,895	2,151,304
1.25%, 01/15/18[b]	EUR	676	785,501
1.25%, 01/15/19[b]	EUR	625	733,457
1.75%, 07/15/23[b]	EUR	928	1,157,336
2.00%, 07/15/24	EUR	620	793,399
2.25%, 07/15/22[b]	EUR	683	874,020
2.50%, 01/15/17[b]	EUR	1,325	1,552,576
2.50%, 01/15/33[b]	EUR	359	518,981
2.75%, 01/15/47	EUR	330	548,229
3.25%, 07/15/15[b]	EUR	8	9,336
3.25%, 07/15/21[b]	EUR	1,075	1,433,538
3.50%, 07/15/20[b]	EUR	1,396	1,840,453
3.75%, 01/15/23	EUR	681	963,982
3.75%, 01/15/42[b]	EUR	916	1,733,962
4.00%, 07/15/16[b]	EUR	725	853,323

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
4.00%, 07/15/18[b]	EUR	725	$918,441
4.00%, 07/15/19[b]	EUR	502	656,194
4.00%, 01/15/37[b]	EUR	852	1,563,411
4.50%, 07/15/17[b]	EUR	680	840,409
5.50%, 01/15/28	EUR	825	1,478,492
7.50%, 01/15/23	EUR	288	499,641

			22,489,811

NORWAY — 1.71%
Norway Government Bond
2.00%, 05/24/23	NOK	7,551	1,042,228
3.00%, 03/14/24	NOK	7,585	1,128,219
3.75%, 05/25/21	NOK	14,931	2,265,759
4.25%, 05/19/17	NOK	10,149	1,439,508
4.50%, 05/22/19	NOK	13,543	2,046,430

			7,922,144

PORTUGAL — 4.37%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[b]	EUR	9	10,078
3.85%, 04/15/21[b]	EUR	1,665	2,147,594
3.88%, 02/15/30[b]	EUR	725	949,207
4.10%, 04/15/37[b]	EUR	1,306	1,769,970
4.20%, 10/15/16[b]	EUR	781	927,892
4.35%, 10/16/17[b]	EUR	1,983	2,440,547
4.45%, 06/15/18[b]	EUR	1,758	2,209,226
4.75%, 06/14/19[b]	EUR	1,819	2,375,128
4.80%, 06/15/20[b]	EUR	1,883	2,514,528
4.95%, 10/25/23[b]	EUR	1,595	2,240,599
5.65%, 02/15/24[b]	EUR	1,768	2,585,261
6.40%, 02/15/16[b]	EUR	17	20,567

			20,190,597
SPAIN — 4.57%
Spain Government Bond
0.50%, 10/31/17[b]	EUR	175	197,737
2.10%, 04/30/17	EUR	740	862,425
2.75%, 04/30/19	EUR	771	942,934
2.75%, 10/31/24[b]	EUR	455	569,242
3.15%, 01/31/16	EUR	134	153,628
3.25%, 04/30/16	EUR	312	360,782
3.30%, 07/30/16	EUR	340	396,470
3.75%, 10/31/15	EUR	54	61,610
3.75%, 10/31/18[b]	EUR	625	783,443
3.80%, 01/31/17	EUR	681	813,207

Security	Principal (000s)		Value
3.80%, 04/30/24[b]	EUR	425	$573,133
4.00%, 04/30/20	EUR	681	887,559
4.10%, 07/30/18	EUR	640	805,326
4.20%, 01/31/37	EUR	488	723,257
4.25%, 10/31/16	EUR	420	500,295
4.30%, 10/31/19[b]	EUR	652	852,123
4.40%, 10/31/23[b]	EUR	640	895,235
4.50%, 01/31/18	EUR	552	691,538
4.60%, 07/30/19	EUR	329	432,181
4.65%, 07/30/25[b]	EUR	395	575,008
4.70%, 07/30/41	EUR	393	634,496
4.80%, 01/31/24[b]	EUR	406	584,791
4.85%, 10/31/20	EUR	494	675,560
4.90%, 07/30/40	EUR	291	480,011
5.15%, 10/31/28[b]	EUR	380	591,455
5.15%, 10/31/44[b]	EUR	275	482,474
5.40%, 01/31/23[b]	EUR	530	779,064
5.50%, 07/30/17	EUR	582	730,602
5.50%, 04/30/21	EUR	716	1,019,620
5.75%, 07/30/32	EUR	451	775,427
5.85%, 01/31/22	EUR	546	804,629
5.90%, 07/30/26[b]	EUR	400	644,592
6.00%, 01/31/29	EUR	518	868,713

			21,148,567

SWEDEN — 3.40%
Sweden Government Bond
1.50%, 11/13/23	SEK	13,260	1,734,692
2.50%, 05/12/25	SEK	12,550	1,796,600
3.00%, 07/12/16	SEK	490	60,872
3.50%, 06/01/22	SEK	16,345	2,385,013
3.50%, 03/30/39	SEK	9,285	1,684,970
3.75%, 08/12/17	SEK	11,445	1,488,882
4.25%, 03/12/19	SEK	27,085	3,771,653
5.00%, 12/01/20	SEK	18,625	2,816,639

			15,739,321

SWITZERLAND — 2.12%
Switzerland Government Bond
2.00%, 04/28/21[a]	CHF	1,100	1,334,817
2.25%, 07/06/20[a]	CHF	837	1,016,478
3.00%, 01/08/18[a]	CHF	1,305	1,533,991
3.00%, 05/12/19[a]	CHF	1,127	1,377,685
4.00%, 02/11/23[a]	CHF	948	1,336,651
4.00%, 04/08/28[a]	CHF	1,160	1,847,160
4.25%, 06/05/17[a]	CHF	1,163	1,373,902

			9,820,684

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)		Value

UNITED KINGDOM — 5.19%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	549	$849,866
1.25%, 07/22/18[a]	GBP	625	969,797
1.75%, 01/22/17[a]	GBP	293	459,359
1.75%, 07/22/19[a]	GBP	400	628,733
1.75%, 09/07/22[a]	GBP	550	851,071
2.25%, 09/07/23[a]	GBP	588	937,474
2.75%, 09/07/24[a]	GBP	425	702,551
3.25%, 01/22/44[a]	GBP	523	919,707
3.50%, 01/22/45[a]	GBP	348	640,781
3.50%, 07/22/68[a]	GBP	350	699,353
3.75%, 09/07/19[a]	GBP	325	554,138
3.75%, 09/07/20[a]	GBP	772	1,332,722
3.75%, 09/07/21[a]	GBP	314	549,130
3.75%, 07/22/52[a]	GBP	127	253,979
4.00%, 03/07/22[a]	GBP	325	579,313
4.00%, 01/22/60[a]	GBP	286	620,459
4.25%, 12/07/27[a]	GBP	294	561,487
4.25%, 06/07/32[a]	GBP	351	687,832
4.25%, 03/07/36[a]	GBP	400	797,554
4.25%, 09/07/39[a]	GBP	229	464,994
4.25%, 12/07/40[a]	GBP	450	918,895
4.25%, 12/07/46[a]	GBP	180	381,239
4.25%, 12/07/49[a]	GBP	250	540,305
4.25%, 12/07/55[a]	GBP	342	765,774
4.50%, 03/07/19[a]	GBP	241	419,112
4.50%, 09/07/34[a]	GBP	472	963,382
4.50%, 12/07/42[a]	GBP	253	543,617
4.75%, 03/07/20[a]	GBP	375	670,681
4.75%, 12/07/30[a]	GBP	331	679,186
4.75%, 12/07/38[a]	GBP	308	668,162
5.00%, 03/07/18[a]	GBP	385	661,951
5.00%, 03/07/25[a]	GBP	383	754,638
6.00%, 12/07/28[a]	GBP	240	540,712
8.00%, 06/07/21[a]	GBP	556	1,181,281
8.75%, 08/25/17[a]	GBP	125	228,710

			23,977,945

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $482,912,786)			454,172,590

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	179	$178,929

		178,929

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,929)		178,929

TOTAL INVESTMENTS IN SECURITIES — 98.28% (Cost: $483,091,715)		454,351,519
Other Assets, Less Liabilities — 1.72%		7,965,837

NET ASSETS — 100.00%		$462,317,356

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares J.P. Morgan USD Emerging Markets Bond ETF	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,964,270,157	$172,675,524	$482,912,786
Affiliated (Note 2)	12,062,417	14,100	178,929

Total cost of investments	$4,976,332,574	$172,689,624	$483,091,715

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,911,832,451	$154,588,026	$454,172,590
Affiliated (Note 2)	12,062,417	14,100	178,929

Total fair value of investments	4,923,894,868	154,602,126	454,351,519
Foreign currency, at value[a]	—	1,563,159	4,583,734
Cash	2,453,148	—	—
Receivables:
Investment securities sold	48,744,593	1,619,304	3,381,212
Due from custodian (Note 4)	36,822,078	—	—
Interest	67,522,619	1,700,251	4,803,938
Capital shares sold	4,046,743	4,041,386	—

Total Assets	5,083,484,049	163,526,226	467,120,403

LIABILITIES
Payables:
Investment securities purchased	82,000,465	6,026,703	177
Capital shares redeemed	217,082	—	4,669,858
Investment advisory fees (Note 2)	1,574,776	43,000	133,012

Total Liabilities	83,792,323	6,069,703	4,803,047

NET ASSETS	$4,999,691,726	$157,456,523	$462,317,356

Net assets consist of:
Paid-in capital	$5,123,276,360	$190,134,983	$509,221,222
Undistributed net investment income	15,091,857	334,931	2,393,951
Accumulated net realized loss	(86,238,785)	(14,915,061)	(20,514,516)
Net unrealized depreciation	(52,437,706)	(18,098,330)	(28,783,301)

NET ASSETS	$4,999,691,726	$157,456,523	$462,317,356

Shares outstanding[b]	44,300,000	1,950,000	4,950,000

Net asset value per share	$112.86	$80.75	$93.40

[a]	Cost of foreign currency: $ —, $1,511,353 and $4,450,424, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations  (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares J.P. Morgan USD Emerging Markets Bond ETF	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$112,052,156	$480,074	$4,293,803
Interest — affiliated (Note 2)	600	7	28

Total investment income	112,052,756	480,081	4,293,831

EXPENSES
Investment advisory fees (Note 2)	13,538,161	271,616	849,593

Total expenses	13,538,161	271,616	849,593
Less investment advisory fees waived (Note 2)	(4,487,009)	—	—

Net expenses	9,051,152	271,616	849,593

Net investment income	103,001,604	208,465	3,444,238

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,158,789)	(5,897,719)	(3,761,618)
In-kind redemptions — unaffiliated	3,802,350	—	(3,823,829)
Foreign currency transactions	—	(367,030)	(1,567,333)

Net realized loss	(12,356,439)	(6,264,749)	(9,152,780)

Net change in unrealized appreciation/depreciation on:
Investments	(57,623,233)	(7,883,606)	(20,580,161)
Translation of assets and liabilities in foreign currencies	—	141,991	557,490

Net change in unrealized appreciation/depreciation	(57,623,233)	(7,741,615)	(20,022,671)

Net realized and unrealized loss	(69,979,672)	(14,006,364)	(29,175,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,021,932	$(13,797,899)	$(25,731,213)

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares J.P. Morgan USD Emerging Markets Bond ETF		iShares 1-3 Year International Treasury Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$103,001,604	$183,251,864	$208,465	$1,035,742
Net realized loss	(12,356,439)	(19,959,585)	(6,264,749)	(152,736)
Net change in unrealized appreciation/depreciation	(57,623,233)	130,812,937	(7,741,615)	(14,605,572)

Net increase (decrease) in net assets resulting from operations	33,021,932	294,105,216	(13,797,899)	(13,722,566)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(104,997,111)	(180,077,963)	(241,897)	(596,521)

Total distributions to shareholders	(104,997,111)	(180,077,963)	(241,897)	(596,521)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,222,492,589	5,123,729,026	8,003,226	37,582,052
Cost of shares redeemed	(1,298,793,608)	(3,940,061,398)	(3,928,122)	(23,254,533)

Net increase (decrease) in net assets from capital share transactions	(76,301,019)	1,183,667,628	4,075,104	14,327,519

INCREASE (DECREASE) IN NET ASSETS	(148,276,198)	1,297,694,881	(9,964,692)	8,432

NET ASSETS
Beginning of period	5,147,967,924	3,850,273,043	167,421,215	167,412,783

End of period	$4,999,691,726	$5,147,967,924	$157,456,523	$167,421,215

Undistributed net investment income included in net assets at end of period	$15,091,857	$17,087,364	$334,931	$368,363

SHARES ISSUED AND REDEEMED
Shares sold	10,900,000	45,800,000	100,000	400,000
Shares redeemed	(11,700,000)	(35,400,000)	(50,000)	(250,000)

Net increase (decrease) in shares outstanding	(800,000)	10,400,000	50,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets  (Continued)

iSHARES® TRUST

	iShares International Treasury Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,444,238	$9,326,625
Net realized gain (loss)	(9,152,780)	748,265
Net change in unrealized appreciation/depreciation	(20,022,671)	(18,379,229)

Net decrease in net assets resulting from operations	(25,731,213)	(8,304,339)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,050,287)	(9,062,420)

Total distributions to shareholders	(1,050,287)	(9,062,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,746,635	410,880,003
Cost of shares redeemed	(90,350,796)	(314,970,378)

Net increase (decrease) in net assets from capital share transactions	(47,604,161)	95,909,625

INCREASE (DECREASE) IN NET ASSETS	(74,385,661)	78,542,866

NET ASSETS
Beginning of period	536,703,017	458,160,151

End of period	$462,317,356	$536,703,017

Undistributed net investment income included in net assets at end of period	$2,393,951	$—

SHARES ISSUED AND REDEEMED
Shares sold	450,000	4,050,000
Shares redeemed	(950,000)	(3,100,000)

Net increase (decrease) in shares outstanding	(500,000)	950,000

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$114.15	$110.96	$120.81	$109.56	$105.20	$101.51	$82.17

Income from investment operations:
Net investment income[b]	2.52	4.86	5.00	5.25	3.56	5.55	5.89
Net realized and unrealized gain (loss)[c]	(1.28)	3.17	(9.77)	11.23	4.35	3.63	19.17

Total from investment operations	1.24	8.03	(4.77)	16.48	7.91	9.18	25.06

Less distributions from:
Net investment income	(2.53)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)	(5.72)

Total distributions	(2.53)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)	(5.72)

Net asset value, end of period	$112.86	$114.15	$110.96	$120.81	$109.56	$105.20	$101.51

Total return	1.14%[d]	7.45%	(4.01)%	15.50%	7.63%[d]	9.21%	31.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,999,692	$5,147,968	$3,850,273	$6,185,433	$3,144,253	$2,240,859	$1,167,339
Ratio of expenses to average net assets[e]	0.40%	0.59%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	0.60%	0.60%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	4.55%	4.35%	4.30%	4.61%	4.92%	5.21%	5.97%
Portfolio turnover rate[f]	12%	52%	32%	30%	14%	24%	43%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$88.12	$95.66	$97.55	$104.25	$106.02	$102.17	$92.38

Income from investment operations:
Net investment income[b]	0.11	0.55	0.98	2.28	1.75	1.24	0.99
Net realized and unrealized gain (loss)[c]	(7.35)	(7.77)	(2.23)	(6.05)	(1.23)	3.65	10.09

Total from investment operations	(7.24)	(7.22)	(1.25)	(3.77)	0.52	4.89	11.08

Less distributions from:
Net investment income	(0.13)	(0.32)	(0.33)	(2.93)	(2.29)	(1.04)	(1.29)
Return of capital	—	—	(0.31)	—	—	—	—

Total distributions	(0.13)	(0.32)	(0.64)	(2.93)	(2.29)	(1.04)	(1.29)

Net asset value, end of period	$80.75	$88.12	$95.66	$97.55	$104.25	$106.02	$102.17

Total return	(8.23)%[d]	(7.57)%	(1.29)%	(3.62)%	0.48%[d]	4.82%	11.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,457	$167,421	$167,413	$185,345	$166,794	$127,225	$122,608
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	0.27%	0.58%	1.04%	2.36%	2.44%	1.22%	0.94%
Portfolio turnover rate[f]	30%	51%	74%	100%	57%	136%	115%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$98.48	$101.81	$102.72	$104.49	$103.38	$101.75	$91.34

Income from investment operations:
Net investment income[b]	0.67	1.69	2.01	2.91	2.08	2.37	2.18
Net realized and unrealized gain (loss)[c]	(5.55)	(3.32)	(1.43)	(1.63)	1.22	1.59	10.42

Total from investment operations	(4.88)	(1.63)	0.58	1.28	3.30	3.96	12.60

Less distributions from:
Net investment income	(0.20)	(1.70)	(1.49)	(3.05)	(2.19)	(2.33)	(2.19)

Total distributions	(0.20)	(1.70)	(1.49)	(3.05)	(2.19)	(2.33)	(2.19)

Net asset value, end of period	$93.40	$98.48	$101.81	$102.72	$104.49	$103.38	$101.75

Total return	(4.96)%[d]	(1.65)%	0.58%	1.35%	3.19%[d]	3.98%	13.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$462,317	$536,703	$458,160	$349,251	$282,130	$186,079	$122,101
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.42%	1.65%	2.01%	2.93%	2.94%	2.35%	2.10%
Portfolio turnover rate[f]	7%	28%	13%	48%	27%	72%	108%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements  (Unaudited)

iSHARES®  TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (Unaudited)  (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total
J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$945,406,199	$—	$945,406,199
Foreign Government Obligations	—	3,966,426,252	—	3,966,426,252
Money Market Funds	12,062,417	—	—	12,062,417

	$12,062,417	$4,911,832,451	$—	$4,923,894,868

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$154,588,026	$—	$154,588,026
Money Market Funds	14,100	—	—	14,100

	$14,100	$154,588,026	$—	$154,602,126

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$454,172,590	$—	$454,172,590
Money Market Funds	178,929	—	—	178,929

	$178,929	$454,172,590	$—	$454,351,519

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF.

For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.6000%	First $19 billion
0.5700[a]	Over $19 billion, up to and including $33 billion
0.5415[a]	Over $33 billion, up to and including $58 billion
0.5145[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. Effective March 2, 2015, BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares J.P. Morgan USD Emerging Markets Bond ETF through February 28, 2018 in order to limit total annual operating expenses to 0.40% of average daily net assets. In addition, for the six months ended April 30, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $3,022,489.

For its investment advisory services to each of the iShares 1-3 Year International Treasury Bond and iShares International Treasury Bond ETFs, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$580,786,966	$558,581,848
1-3 Year International Treasury Bond	50,217,775	45,809,075
International Treasury Bond	49,835,604	32,738,724

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$1,157,990,933	$1,228,528,768
International Treasury Bond	14,681,874	75,079,911

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares J.P. Morgan USD Emerging Markets Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares J.P. Morgan USD Emerging Markets Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES®  TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
J.P. Morgan USD Emerging Markets Bond	$54,847,886	$—	$96,030	$54,943,916
1-3 Year International Treasury Bond	8,273,693	1,262	117,648	8,392,603
International Treasury Bond	10,664,191	66,505	55,392	10,786,088

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$5,001,758,371	$103,051,770	$(180,915,273)	$(77,863,503)
1-3 Year International Treasury Bond	172,947,333	384,176	(18,729,383)	(18,345,207)
International Treasury Bond	483,667,363	10,461,463	(39,777,307)	(29,315,844)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Supplemental Information  (Unaudited)

iSHARES®  TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$2.506899	$—	$0.024362	$2.531261	99%	—%	1%	100%
1-3 Year International Treasury Bond	—	—	0.127314	0.127314	—	—	100	100
International Treasury Bond	0.202303	—	—	0.202303	100	—	—	100

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-103-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Floating Rate Bond ETF | FLOT | NYSE Arca
➢	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
➢	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NYSE Arca
➢	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
➢	iShares Baa - Ba Rated Corporate Bond ETF | QLTB | BATS
➢	iShares B - Ca Rated Corporate Bond ETF | QLTC | BATS
➢	iShares Financials Bond ETF | MONY | NYSE Arca
➢	iShares Industrials Bond ETF | ENGN | NYSE Arca
➢	iShares Utilities Bond ETF | AMPS | NYSE Arca

Fund Performance Overview

iSHARES® FLOATING RATE BOND ETF

Performance as of April 30, 2015

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.09%, net of fees, while the total return for the Index was 0.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.34%	0.37%	0.61%	0.34%	0.37%	0.61%
Since Inception	0.97%	0.98%	1.15%	3.81%	3.85%	4.54%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.90	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	91.61%
Foreign Government Obligations	8.39

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	11.14%
Aa	30.29
A	39.27
Baa	18.44
Ba	0.86

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.15%, net of fees, while the total return for the Index was 1.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.29%	1.33%	1.36%	1.29%	1.33%	1.36%
Since Inception	3.14%	3.38%	3.25%	4.88%	5.27%	5.05%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.50	$1.50	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	19.19%
Communications	17.29
Consumer Non-Cyclical	16.23
Consumer Cyclical	12.91
Energy	10.14
Industrial	9.73
Basic Materials	8.49
Utilities	3.06
Technology	2.75
Diversified	0.21

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Baa	1.20%
Ba	43.90
B	41.58
Caa	12.21
Ca	0.22
P-2	0.47
Not Rated	0.42

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.00%, net of fees, while the total return for the Index was 1.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.56%	1.76%	1.75%	1.56%	1.76%	1.75%
Since Inception	1.91%	2.10%	2.13%	2.96%	3.26%	3.31%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.00	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]
Financial	47.05%
Consumer Non-Cyclical	14.73
Communications	9.41
Energy	8.81
Technology	5.39
Industrial	5.27
Consumer Cyclical	3.90
Basic Materials	3.54
Utilities	1.66
Diversified	0.24

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]
Aaa	1.25%
Aa	15.99
A	41.88
Baa	39.91
Ba	0.31
Not Rated	0.66

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® Aaa - A RATED CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.43%, net of fees, while the total return for the Index was 2.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.65%	4.20%	4.82%	4.65%	4.20%	4.82%
Since Inception	3.52%	3.47%	3.84%	11.75%	11.58%	12.85%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.30	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments*

Financial	43.69%
Consumer Non-Cyclical	16.55
Energy	8.23
Technology	7.06
Industrial	6.43
Consumer Cyclical	6.08
Communications	5.27
Utilities	3.80
Basic Materials	2.87
Diversified	0.02

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	0.01%
1-5 Years	47.56
5-10 Years	27.11
10-15 Years	0.80
15-20 Years	3.18
More than 20 Years	21.34

TOTAL	100.00%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Baa - Ba Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Baa1 to Ba3, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.79%, net of fees, while the total return for the Index was 2.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.02%	4.15%	4.58%	4.02%	4.15%	4.58%
Since Inception	5.40%	5.27%	5.84%	17.19%	16.78%	18.66%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.90	$1.50	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments*

Communications	22.46%
Financial	20.71
Energy	15.77
Consumer Non-Cyclical	15.12
Basic Materials	7.86
Consumer Cyclical	5.76
Industrial	5.72
Utilities	3.30
Technology	3.20
Diversified	0.10

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	0.29%
1-5 Years	29.61
5-10 Years	42.41
10-15 Years	1.81
15-20 Years	5.15
More than 20 Years	20.73

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® B - Ca RATED CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares B - Ca Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of B1 to Ca, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.76%, net of fees, while the total return for the Index was 1.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.79%	0.26%	1.30%	0.79%	0.26%	1.30%
Since Inception	6.81%	6.81%	7.57%	22.02%	22.01%	24.61%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.60	$2.44	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments*

Communications	22.11%
Consumer Non-Cyclical	21.81
Consumer Cyclical	14.30
Energy	13.80
Industrial	7.57
Basic Materials	5.59
Technology	4.79
Utilities	4.67
Financial	4.27
Diversified	1.09

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

1-5 Years	26.69%
5-10 Years	70.69
10-15 Years	1.33
15-20 Years	0.32
More than 20 Years	0.97

TOTAL	100.00%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FINANCIALS BOND ETF

Performance as of April 30, 2015

The iShares Financials Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the financials sector, as represented by the Barclays U.S. Financial Institutions Capped Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.25%, net of fees, while the total return for the Index was 2.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.25%	6.11%	4.68%	4.25%	6.11%	4.68%
Since Inception	5.00%	5.52%	5.65%	16.93%	18.81%	19.30%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.50	$1.50	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Aa	14.55%
A	40.78
Baa	42.47
Ba	1.12
Not Rated	1.08

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments[2]

0-1 Year	0.51%
1-5 Years	44.54
5-10 Years	34.14
10-15 Years	2.37
15-20 Years	3.20
More than 20 Years	15.24

TOTAL	100.00%

[1]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® INDUSTRIALS BOND ETF

Performance as of April 30, 2015

The iShares Industrials Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the industrials sector, as represented by the Barclays U.S. Industrial Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.07%, net of fees, while the total return for the Index was 2.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.10%	4.51%	4.57%	4.10%	4.51%	4.57%
Since Inception	3.22%	3.17%	3.69%	10.69%	10.53%	12.33%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.70	$1.50	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aaa	2.18%
Aa	9.49
A	33.91
Baa	53.70
Ba	0.19
Not Rated	0.53

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments[2]
1-5 Years	27.37%
5-10 Years	36.94
10-15 Years	2.22
15-20 Years	6.98
More than 20 Years	26.49

TOTAL	100.00%

[1]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® UTILITIES BOND ETF

Performance as of April 30, 2015

The iShares Utilities Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the utilities sector, as represented by the Barclays U.S. Utility Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 3.04%, net of fees, while the total return for the Index was 3.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.71%	6.31%	6.89%	6.71%	6.31%	6.89%
Since Inception	4.25%	4.43%	4.66%	14.29%	14.91%	15.75%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.40	$1.51	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Aaa	0.54%
Aa	22.23
A	48.24
Baa	28.99

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/15

Maturity	Percentage of Total Investments[2]

1-5 Years	23.94%
5-10 Years	28.85
15-20 Years	4.82
More than 20 Years	42.39

TOTAL	100.00%

[1]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 91.93%

AEROSPACE & DEFENSE — 0.43%
Boeing Co. (The)
0.40%, 10/30/17	$2,390	$2,392,070
Rockwell Collins Inc.
0.62%, 12/15/16	4,000	4,003,672
United Technologies Corp.
0.76%, 06/01/15	6,600	6,602,719

		12,998,461
AUTO MANUFACTURERS — 3.83%
American Honda Finance Corp.
0.39%, 09/02/16	4,000	3,999,156
0.45%, 07/14/17	8,500	8,489,944
0.58%, 12/11/17	5,000	5,010,085
0.64%, 05/26/16[b]	13,850	13,897,450
0.77%, 10/07/16	4,000	4,018,428
Daimler Finance North America LLC
0.56%, 03/02/17[b,c]	3,000	2,999,958
0.59%, 08/01/17[b]	7,000	6,987,568
0.61%, 03/10/17[b]	4,800	4,804,181
0.68%, 03/02/18[b]	6,000	5,999,916
0.93%, 08/01/16[b]	2,500	2,513,885
Nissan Motor Acceptance Corp.
0.81%, 03/03/17[b]	5,000	5,013,560
0.97%, 09/26/16[b]	5,200	5,231,346
Toyota Motor Credit Corp.
0.36%, 09/23/16	4,000	3,999,744
0.42%, 09/18/15	3,500	3,502,201
0.42%, 01/07/16	4,745	4,748,483
0.46%, 05/16/17	4,000	3,995,892
0.55%, 05/17/16	2,100	2,104,969
0.60%, 01/12/18	2,500	2,502,532
Volkswagen Group of America Finance LLC
0.43%, 11/23/15[b]	1,000	1,000,081
0.63%, 05/23/17[b]	8,600	8,599,751
0.70%, 11/20/17[b]	10,000	10,002,310
Volkswagen International Finance NV
0.59%, 11/18/15[b]	1,500	1,501,743
0.70%, 11/18/16[b]	5,600	5,610,181

		116,533,364

Security	Principal (000s)	Value
BANKS — 57.10%
Abbey National Treasury Services PLC/London
0.78%, 03/13/17	$3,200	$3,202,195
ABN AMRO Bank NV
1.08%, 10/28/16[b]	15,250	15,343,635
American Express Bank FSB
0.48%, 06/12/17	4,634	4,624,333
American Express Centurion Bank
0.71%, 11/13/15	7,475	7,486,355
Australia & New Zealand Banking Group Ltd.
0.46%, 05/07/15[b]	11,750	11,750,117
0.46%, 07/15/16[b]	3,000	2,997,957
0.65%, 01/10/17[b]	5,000	5,006,340
0.72%, 01/16/18[b]	3,000	2,999,034
Australia & New Zealand Banking Group Ltd./New York NY
0.82%, 05/15/18	13,000	13,046,657
Banco Santander Chile
1.18%, 04/11/17[b]	10,000	9,970,480
1.88%, 01/19/16[b]	2,000	2,005,000
Bank Nederlandse Gemeenten NV
0.31%, 05/07/15[b]	10,000	10,000,100
0.45%, 07/18/16[b]	13,100	13,119,781
Bank of America Corp.
0.54%, 10/14/16	5,450	5,431,159
0.59%, 08/15/16	2,305	2,294,180
0.80%, 05/02/17	2,500	2,480,355
0.87%, 08/25/17	2,000	2,004,966
1.08%, 03/22/16	3,125	3,136,519
1.14%, 04/01/19	2,600	2,618,720
1.32%, 01/15/19[c]	12,000	12,160,020
1.33%, 03/22/18	14,900	15,086,220
Bank of America N.A.
0.55%, 06/15/16	10,400	10,362,737
0.57%, 06/15/17	11,525	11,452,692
0.73%, 11/14/16	10,500	10,512,631
0.73%, 02/14/17	5,500	5,506,732
Bank of Montreal
0.52%, 09/24/15	10,000	10,008,060
0.53%, 07/14/17	2,170	2,168,383
0.74%, 09/11/15	3,900	3,906,611

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
0.80%, 07/15/16[c]	$6,750	$6,782,859
0.87%, 04/09/18	10,500	10,563,892
Bank of New York Mellon Corp. (The)
0.49%, 03/04/16[c]	3,125	3,129,363
0.51%, 10/23/15	3,331	3,334,031
0.81%, 08/01/18	3,000	3,011,514
Series 1
0.70%, 03/06/18	2,295	2,295,647
Bank of Nova Scotia (The)
0.59%, 04/11/17	5,200	5,204,540
0.67%, 09/11/15	4,700	4,706,392
0.67%, 03/15/16	2,850	2,858,088
0.69%, 12/13/16	4,500	4,514,922
0.80%, 07/15/16[c]	7,950	7,987,747
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.57%, 09/08/17[b]	4,400	4,385,515
0.67%, 03/10/17[b]	9,400	9,392,753
0.71%, 02/26/16[b]	5,935	5,941,220
0.82%, 03/05/18[b]	6,000	6,008,304
0.87%, 09/09/16[b]	5,000	5,011,230
Banque Federative du Credit Mutuel SA
1.13%, 10/28/16[b]	6,500	6,544,395
1.13%, 01/20/17[b,c]	6,400	6,443,994
Barclays Bank PLC
0.80%, 12/09/16	1,180	1,182,387
0.84%, 02/17/17	6,600	6,617,424
BB&T Corp.
0.91%, 02/01/19 (Call 01/02/19)	2,600	2,607,644
1.13%, 06/15/18 (Call 05/15/18)	3,500	3,532,179
BNP Paribas SA
0.75%, 03/17/17	5,750	5,758,200
0.86%, 12/12/16[c]	6,500	6,521,554
BPCE SA
1.11%, 02/10/17	8,000	8,054,552
1.53%, 04/25/16	12,850	12,960,857
Branch Banking & Trust Co.
0.59%, 09/13/16	13,000	12,954,916
Canadian Imperial Bank of Commerce/Canada
0.80%, 07/18/16	3,055	3,068,503

Security	Principal (000s)	Value
Citigroup Inc.
0.53%, 06/09/16	$9,490	$9,446,688
0.75%, 08/14/17	4,800	4,783,762
0.80%, 03/10/17[c]	16,800	16,787,064
0.94%, 11/15/16	3,000	3,005,706
0.96%, 11/24/17[c]	15,000	15,022,275
0.97%, 04/27/18	3,000	2,997,375
1.04%, 04/08/19[c]	7,200	7,204,925
1.06%, 04/01/16[c]	12,000	12,035,736
1.24%, 07/25/16	6,700	6,734,733
1.96%, 05/15/18[c]	14,250	14,696,068
Commonwealth Bank of Australia
0.46%, 06/03/16[b]	5,000	4,999,290
0.47%, 12/04/15[b]	14,500	14,513,050
0.53%, 09/08/17[b]	5,000	4,997,455
0.67%, 03/12/18[b]	5,000	4,998,495
0.77%, 09/20/16[b,c]	5,875	5,895,709
1.07%, 09/18/15[b]	14,150	14,191,219
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.61%, 04/28/17[c]	2,100	2,099,767
0.75%, 03/18/16	13,600	13,646,770
Credit Agricole SA/London
1.08%, 04/15/19[b]	19,650	19,787,157
1.44%, 04/15/16[b]	8,105	8,166,031
Credit Suisse/New York NY
0.57%, 03/11/16	10,000	9,993,590
0.75%, 05/26/17	14,870	14,860,439
0.96%, 04/27/18	5,000	4,997,090
0.97%, 01/29/18[c]	2,500	2,506,583
DBS Group Holdings Ltd.
0.78%, 07/16/19[b]	5,000	4,997,465
Deutsche Bank AG/London
0.73%, 05/30/17	12,900	12,912,771
0.87%, 02/13/17	5,650	5,665,843
0.94%, 02/13/18	5,500	5,515,015
Dexia Credit Local SA/New York NY
0.56%, 11/13/15[b]	13,750	13,762,787
0.64%, 11/07/16[b]	9,000	9,026,973
0.68%, 01/11/17[b]	5,575	5,594,407
Fifth Third Bank/Cincinnati OH
0.67%, 02/26/16 (Call 01/26/16)	6,000	6,007,224
0.77%, 11/18/16 (Call 10/18/16)	1,250	1,252,124

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
0.71%, 03/22/16[c]	$24,165	$24,158,814
0.89%, 06/04/17	1,250	1,248,058
1.07%, 12/15/17	10,000	10,040,790
1.30%, 10/23/19[c]	10,000	10,081,650
1.36%, 11/15/18	26,350	26,641,299
1.44%, 04/23/20 (Call 03/23/20)[c]	8,000	8,091,952
1.48%, 04/30/18	22,200	22,526,162
Series B
0.68%, 07/22/15[c]	15,025	15,027,434
HSBC Bank PLC
0.90%, 05/15/18[b,c]	3,500	3,515,691
HSBC USA Inc.
0.60%, 11/13/17	3,000	2,999,217
0.72%, 03/03/17	4,000	4,003,568
0.87%, 11/13/19	3,000	2,995,986
1.15%, 09/24/18	4,800	4,854,264
ING Bank NV
0.96%, 10/01/19[b]	7,000	7,011,550
1.21%, 03/07/16[b]	9,150	9,197,443
1.91%, 09/25/15[b]	11,500	11,563,963
JPMorgan Chase & Co.
0.78%, 02/15/17	29,200	29,261,466
0.83%, 04/25/18	2,500	2,497,535
0.88%, 02/26/16	19,050	19,088,500
0.91%, 01/28/19[c]	18,000	18,018,216
0.94%, 10/15/15	13,100	13,127,851
1.18%, 01/25/18	29,875	30,165,684
1.23%, 01/23/20	5,000	5,072,260
JPMorgan Chase Bank N.A.
0.53%, 07/30/15	13,000	13,006,136
0.68%, 06/02/17 (Call 06/02/16)	1,100	1,099,960
KfW
0.19%, 10/30/15	10,000	9,999,510
0.24%, 07/09/15	5,000	5,000,360
Kookmin Bank
1.15%, 01/27/17[d]	1,000	1,004,292
1.53%, 10/11/16[b]	10,100	10,192,698
Korea Development Bank (The)
0.88%, 01/22/17	14,000	13,993,070
Landwirtschaftliche Rentenbank
0.47%, 03/15/16[b]	6,000	6,007,944

Security	Principal (000s)	Value
Macquarie Bank Ltd.
0.72%, 06/15/16[b]	$6,955	$6,960,710
0.91%, 10/27/17[b]	5,000	4,999,455
1.06%, 03/24/17[b]	2,500	2,509,180
Manufacturers & Traders Trust Co.
0.56%, 03/07/16	6,000	6,000,960
0.58%, 07/25/17	3,500	3,488,065
Mizuho Bank Ltd.
0.71%, 04/16/17[b]	5,000	4,986,020
0.72%, 09/25/17[b]	9,000	8,982,378
0.91%, 03/26/18[b]	3,000	2,998,254
Morgan Stanley
0.73%, 10/18/16	4,715	4,711,615
0.76%, 10/15/15	6,254	6,261,517
1.02%, 07/23/19	7,000	6,990,620
1.13%, 01/24/19[c]	8,532	8,559,268
1.42%, 01/27/20	6,000	6,087,954
1.51%, 02/25/16	14,500	14,596,686
1.56%, 04/25/18[c]	14,031	14,277,455
MUFG Union Bank N.A.
1.02%, 09/26/16	10,000	10,013,410
National Australia Bank Ltd.
0.46%, 05/28/15[b]	2,400	2,400,247
0.55%, 06/30/17[b]	5,000	4,993,525
0.64%, 03/17/17[b]	3,000	3,005,955
0.69%, 12/02/16[b]	7,000	7,016,366
National Australia Bank Ltd./New York
0.83%, 07/25/16[c]	17,350	17,427,502
1.39%, 08/07/15	7,100	7,119,930
National City Bank/Cleveland OH
0.63%, 06/07/17	6,550	6,518,986
Nederlandse Waterschapsbank NV
0.34%, 11/04/15[b]	12,000	12,002,976
0.48%, 10/18/16[b]	17,365	17,403,915
0.49%, 02/14/18[b]	19,000	19,088,939
Nordea Bank AB
0.72%, 05/13/16[b,c]	8,400	8,423,974
Royal Bank of Canada
0.51%, 02/03/17	7,000	7,006,055
0.51%, 06/16/17	3,250	3,245,047
0.61%, 01/23/17	16,100	16,128,932
0.63%, 03/08/16	10,375	10,403,407

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
0.72%, 09/09/16	$17,900	$17,959,607
0.80%, 03/15/19	9,250	9,295,343
Royal Bank of Scotland Group PLC
1.21%, 03/31/17	3,200	3,202,163
Shinhan Bank
0.92%, 04/08/17[d]	5,000	5,010,070
Standard Chartered PLC
0.60%, 09/08/17[b]	6,000	5,971,932
Sumitomo Mitsui Banking Corp.
0.60%, 07/11/17	3,000	2,989,353
0.70%, 01/10/17[c]	10,000	9,990,970
0.86%, 01/16/18[c]	6,750	6,766,591
0.95%, 07/19/16	7,250	7,275,107
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/16/16[b]	8,750	8,791,239
Suncorp-Metway Ltd.
0.97%, 03/28/17[b]	3,800	3,804,727
SunTrust Bank/Atlanta GA
0.55%, 08/24/15	1,000	999,695
0.70%, 02/15/17 (Call 01/15/17)	6,620	6,612,440
Svenska Handelsbanken AB
0.71%, 03/21/16	15,065	15,116,507
0.73%, 09/23/16	15,250	15,312,372
Toronto-Dominion Bank (The)
0.44%, 05/01/15	33,500	33,500,000
0.45%, 07/13/16	17,250	17,256,434
0.46%, 11/06/15	13,400	13,411,430
0.49%, 05/02/17[c]	3,150	3,149,376
0.53%, 01/06/17	15,000	15,016,650
0.71%, 07/02/19	4,000	3,991,516
0.72%, 09/09/16[c]	18,600	18,674,437
0.82%, 11/05/19[c]	5,000	5,030,985
Series 1
0.83%, 04/30/18	7,000	7,039,340
U.S. Bancorp/MN
0.75%, 11/15/18 (Call 10/15/18)	9,700	9,767,609
U.S. Bank N.A./Cincinnati OH
0.40%, 04/22/16 (Call 03/22/16)	19,900	19,904,716
0.51%, 01/30/17 (Call 12/30/16)	13,650	13,657,439
0.58%, 01/26/18 (Call 12/26/17)	3,000	3,005,487
UBS AG/Stamford CT
0.64%, 08/14/17	3,750	3,739,819
0.90%, 08/14/19	6,000	5,989,884

Security	Principal (000s)	Value
Wachovia Corp.
0.54%, 06/15/17[c]	$23,050	$23,006,574
0.62%, 10/28/15	6,250	6,251,169
0.65%, 10/15/16	21,960	21,913,796
Wells Fargo & Co.
0.48%, 10/28/15	8,900	8,905,660
0.52%, 09/08/17[c]	5,750	5,732,388
0.56%, 06/02/17	6,500	6,499,759
0.74%, 04/22/19	8,000	8,002,304
0.81%, 07/20/16	13,300	13,352,601
0.91%, 04/23/18	5,590	5,634,345
1.19%, 06/26/15	8,000	8,011,680
Series N
0.96%, 01/30/20	2,500	2,517,408
Wells Fargo Bank N.A.
0.41%, 06/02/16	24,290	24,304,501
0.47%, 05/16/16	15,200	15,170,269
0.53%, 06/15/17 (Call 06/15/16)	5,000	4,995,560
0.56%, 07/20/15	8,000	8,003,616
0.60%, 03/15/16	3,375	3,375,510
Westpac Banking Corp.
0.59%, 05/19/17[c]	3,300	3,300,597
0.63%, 12/01/17	5,000	4,998,550
0.69%, 11/25/16	11,450	11,486,926
1.02%, 07/30/18	6,750	6,812,262
1.03%, 09/25/15	13,100	13,136,601

		1,738,906,117
BEVERAGES — 0.97%
Anheuser-Busch InBev Finance Inc.
0.47%, 01/27/17[c]	1,400	1,397,234
0.65%, 02/01/19[c]	1,450	1,449,875
Coca-Cola Co. (The)
0.35%, 11/01/16	5,850	5,854,341
PepsiCo Inc.
0.47%, 02/26/16[c]	11,200	11,217,942
0.48%, 07/30/15	2,600	2,600,686
SABMiller Holdings Inc.
0.94%, 08/01/18[b]	7,000	7,020,069

		29,540,147
BIOTECHNOLOGY — 0.19%
Amgen Inc.
0.64%, 05/22/17	3,100	3,099,929
0.86%, 05/22/19[c]	2,850	2,852,200

		5,952,129

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.03%
Martin Marietta Materials Inc.
1.37%, 06/30/17	$1,000	$994,678

		994,678
CHEMICALS — 0.11%
Monsanto Co.
0.46%, 11/07/16	3,500	3,494,750

		3,494,750
COMPUTERS — 2.70%
Apple Inc.
0.30%, 05/03/16	9,700	9,706,742
0.33%, 05/05/17[c]	2,400	2,398,562
0.50%, 05/03/18	18,450	18,504,870
0.51%, 02/07/20	4,000	4,009,384
0.56%, 05/06/19[c]	14,190	14,251,840
Hewlett-Packard Co.
1.22%, 01/14/19	4,000	4,019,948
International Business Machines Corp.
0.31%, 07/29/15	8,650	8,650,606
0.33%, 02/05/16	9,500	9,504,180
0.63%, 02/12/19[c]	11,000	11,057,354

		82,103,486
COSMETICS & PERSONAL CARE — 0.23%
Procter & Gamble Co. (The)
0.33%, 11/04/16[c]	4,900	4,901,465
0.52%, 11/01/19	2,000	2,003,548

		6,905,013
DISTRIBUTION & WHOLESALE — 0.03%
Glencore Funding LLC
1.64%, 01/15/19[b]	780	778,300

		778,300
DIVERSIFIED FINANCIAL SERVICES — 7.27%
American Express Co.
0.85%, 05/22/18	6,000	6,008,970
American Express Credit Corp.
0.54%, 06/05/17[c]	6,000	5,989,998
0.56%, 09/22/17	5,000	4,987,880
0.75%, 08/15/19	4,600	4,586,421
0.79%, 07/29/16[c]	7,000	7,022,064
0.82%, 03/18/19	6,300	6,302,035
1.37%, 06/12/15	3,200	3,204,038

Security	Principal (000s)	Value
Bear Stearns Companies Inc. (The)
0.65%, 11/21/16	$25,500	$25,472,154
Caisse Centrale Desjardins
0.56%, 10/29/15[b]	6,835	6,840,331
0.62%, 09/12/17[b]	4,000	3,990,464
Ford Motor Credit Co. LLC
0.83%, 12/06/17	5,000	4,976,850
1.05%, 01/17/17	7,000	7,008,197
1.18%, 11/04/19	3,000	3,002,625
1.21%, 01/09/18	4,000	4,010,408
1.51%, 05/09/16	8,300	8,354,249
Series 1
1.10%, 03/12/19[c]	6,250	6,230,950
General Electric Capital Corp.
0.43%, 02/15/17	616	616,682
0.46%, 05/11/16	8,792	8,808,397
0.47%, 01/08/16[c]	7,500	7,509,247
0.51%, 01/14/16[c]	3,300	3,303,861
0.53%, 08/07/18	2,000	1,972,496
0.54%, 05/15/17 (Call 04/13/17)	7,950	7,970,726
0.55%, 01/09/17	8,405	8,427,055
0.65%, 07/10/15	8,000	8,004,648
0.79%, 01/14/19[c]	10,000	10,039,340
0.87%, 12/11/15	8,100	8,128,415
0.87%, 01/08/16	6,250	6,274,781
0.89%, 01/09/20 (Call 12/09/19)	3,975	4,015,032
0.93%, 07/12/16	2,601	2,619,428
0.98%, 04/02/18[c]	4,000	4,047,276
1.13%, 05/09/16	4,229	4,265,703
1.30%, 07/02/15	8,500	8,513,617
HSBC Finance Corp.
0.69%, 06/01/16	4,627	4,621,110
Hyundai Capital Services Inc.
1.07%, 03/18/17[d]	1,700	1,702,103
1.07%, 03/18/17[b,c]	5,865	5,872,255
Macquarie Group Ltd.
1.28%, 01/31/17[b]	3,075	3,090,861
Nomura Holdings Inc.
1.72%, 09/13/16[c]	3,550	3,596,399

		221,387,066
ELECTRIC — 0.66%
Duke Energy Progress Inc.
0.46%, 11/20/17	7,000	6,985,734

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Electricite de France SA
0.74%, 01/20/17[b]	$10,000	$10,010,780
Georgia Power Co.
0.59%, 03/15/16 (Call 06/01/15)	3,000	2,999,748

		19,996,262
ELECTRONICS — 0.14%
Honeywell International Inc.
0.31%, 11/17/15	4,200	4,200,580

		4,200,580
FOOD — 0.69%
ConAgra Foods Inc.
0.65%, 07/21/16	6,200	6,176,973
General Mills Inc.
0.48%, 01/28/16	5,000	4,995,555
0.58%, 01/29/16	1,500	1,499,891
Kroger Co. (The)
0.80%, 10/17/16	5,200	5,212,485
Mondelez International Inc.
0.77%, 02/01/19	3,300	3,266,185

		21,151,089
HEALTH CARE — SERVICES — 0.36%
Roche Holdings Inc.
0.36%, 09/29/17[b]	4,000	3,999,712
0.61%, 09/30/19[b]	6,900	6,911,488

		10,911,200
HOUSEHOLD PRODUCTS & WARES — 0.13%
Kimberly-Clark Corp.
0.31%, 05/19/16	3,975	3,975,322

		3,975,322
INSURANCE — 2.15%
Berkshire Hathaway Finance Corp.
0.38%, 08/14/17	2,000	2,000,210
0.42%, 01/10/17	2,800	2,802,153
0.45%, 01/13/17	3,100	3,103,481
0.58%, 01/12/18	8,000	8,020,904
Jackson National Life Global Funding
0.62%, 09/30/15[b]	6,750	6,757,209
Metropolitan Life Global Funding I
0.39%, 06/23/16[b]	8,900	8,899,333
0.48%, 07/14/16[b]	8,000	8,005,272
0.65%, 04/10/17[b]	5,950	5,963,185
0.81%, 07/15/16[b]	3,250	3,265,041

Security	Principal (000s)	Value
New York Life Global Funding
0.63%, 05/23/16[b]	$9,500	$9,524,501
Principal Life Global Funding II
0.63%, 05/27/16[b]	3,000	3,006,012
Prudential Financial Inc.
1.04%, 08/15/18	4,000	4,023,216

		65,370,517
INTERNET — 0.49%
Alibaba Group Holding Ltd.
0.78%, 11/28/17[b]	6,625	6,604,674
eBay Inc.
0.48%, 07/28/17	3,148	3,095,781
0.73%, 08/01/19	5,400	5,285,920

		14,986,375
IRON & STEEL — 0.16%
Glencore Funding LLC
1.42%, 05/27/16[b]	5,000	5,015,740

		5,015,740
MACHINERY — 0.97%
Caterpillar Financial Services Corp.
0.50%, 02/26/16[c]	2,950	2,954,785
John Deere Capital Corp.
0.36%, 02/25/16	2,750	2,751,664
0.38%, 12/10/15	5,000	5,003,380
0.38%, 04/12/16	1,450	1,450,877
0.39%, 06/15/15	3,880	3,880,520
0.49%, 12/15/17	5,000	5,004,180
0.57%, 10/11/16	3,400	3,408,568
0.57%, 01/16/18	5,000	5,005,075

		29,459,049
MANUFACTURING — 0.14%
Tyco Electronics Group SA
0.48%, 01/29/16	4,200	4,200,000

		4,200,000
MEDIA — 0.31%
NBCUniversal Enterprise Inc.
0.81%, 04/15/16[b]	3,800	3,810,294
0.96%, 04/15/18[b]	5,700	5,740,698

		9,550,992
MINING — 0.34%
Anglo American Capital PLC
1.23%, 04/15/16[b]	2,000	1,998,874

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
0.52%, 09/30/16	$5,100	$5,100,495
Rio Tinto Finance USA PLC
1.11%, 06/17/16	3,200	3,206,713

		10,306,082
OIL & GAS — 5.36%
BP Capital Markets PLC
0.59%, 11/06/15	6,170	6,175,880
0.68%, 11/07/16	5,100	5,109,920
0.68%, 02/13/18	7,000	7,004,970
0.77%, 05/10/18	3,400	3,401,013
0.90%, 09/26/18	1,200	1,203,962
Canadian Natural Resources Ltd.
0.65%, 03/30/16	3,150	3,145,685
Chevron Corp.
0.36%, 11/09/16[c]	4,000	4,002,340
0.36%, 02/22/17	3,000	3,005,124
0.43%, 11/15/17	6,300	6,303,056
0.43%, 03/02/18	8,000	7,999,888
0.67%, 11/15/19	2,100	2,112,161
CNPC General Capital Ltd.
1.16%, 05/14/17[d]	11,000	11,015,235
Devon Energy Corp.
0.81%, 12/15/16	4,750	4,694,705
Exxon Mobil Corp.
0.31%, 03/15/17	4,100	4,099,754
0.31%, 03/01/18	3,000	2,999,112
0.42%, 03/15/19[c]	9,000	9,009,801
Petrobras Global Finance BV
1.88%, 05/20/16	8,000	7,740,000
2.42%, 01/15/19[c]	14,181	13,118,843
2.63%, 03/17/17[c]	4,600	4,439,000
Petroleos Mexicanos
2.30%, 07/18/18[c]	4,300	4,412,875
Shell International Finance BV
0.33%, 11/10/15	3,000	3,000,738
0.47%, 11/15/16	4,202	4,209,635
Sinopec Group Overseas Development 2014 Ltd.
1.05%, 04/10/17[b]	14,691	14,670,109
1.19%, 04/10/19[b]	10,000	9,979,980

Security	Principal (000s)	Value
Statoil ASA
0.46%, 11/09/17	$1,000	$997,502
0.55%, 05/15/18	8,000	7,973,656
0.72%, 11/08/18	2,260	2,259,993
Total Capital Canada Ltd.
0.66%, 01/15/16	3,250	3,257,579
Total Capital International SA
0.83%, 08/10/18	6,000	6,034,830

		163,377,346
PHARMACEUTICALS — 1.74%
AbbVie Inc.
1.02%, 11/06/15	5,200	5,213,567
Actavis Funding SCS
1.35%, 03/12/18[c]	3,000	3,026,892
1.52%, 03/12/20	3,000	3,052,938
Bayer U.S. Finance LLC
0.55%, 10/06/17[b,c]	5,000	5,001,980
Johnson & Johnson
0.33%, 11/28/16	8,308	8,314,215
Merck & Co. Inc.
0.38%, 02/10/17	3,000	3,001,305
0.45%, 05/18/16	7,200	7,210,843
0.62%, 05/18/18	4,800	4,821,667
0.63%, 02/10/20	5,000	5,029,360
Pfizer Inc.
0.41%, 05/15/17	4,000	3,999,936
0.57%, 06/15/18	4,300	4,309,292

		52,981,995
PIPELINES — 0.60%
Enbridge Inc.
0.71%, 06/02/17[c]	5,220	5,156,859
0.92%, 10/01/16	5,250	5,229,304
TransCanada PipeLines Ltd.
0.95%, 06/30/16	3,000	3,008,562
1.07%, 01/12/18	5,000	5,011,655

		18,406,380
RETAIL — 0.04%
Walgreens Boots Alliance Inc.
0.71%, 05/18/16	1,250	1,252,043

		1,252,043

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
SOFTWARE — 0.36%
Oracle Corp.
0.47%, 07/07/17[c]	$3,800	$3,804,609
0.86%, 01/15/19	7,250	7,324,030

		11,128,639
TELECOMMUNICATIONS — 4.02%
America Movil SAB de CV
1.27%, 09/12/16[c]	12,349	12,398,161
AT&T Inc.
0.64%, 02/12/16	12,175	12,173,636
0.94%, 03/11/19[c]	7,250	7,244,258
1.00%, 06/30/20	5,000	5,040,075
1.17%, 11/27/18	1,840	1,863,815
Cisco Systems Inc.
0.31%, 09/03/15	2,000	2,000,252
0.54%, 03/03/17	12,550	12,588,365
0.76%, 03/01/19	2,900	2,928,478
Telefonica Emisiones SAU
0.91%, 06/23/17	5,100	5,087,852
Verizon Communications Inc.
0.66%, 06/09/17	7,500	7,491,848
1.04%, 06/17/19	10,000	10,068,090
1.80%, 09/15/16	14,283	14,500,702
2.02%, 09/14/18	20,000	20,773,180
Vodafone Group PLC
0.64%, 02/19/16	8,200	8,205,535

		122,364,247
TRANSPORTATION — 0.38%
Canadian National Railway Co.
0.43%, 11/14/17	3,000	2,996,142
0.46%, 11/06/15	2,450	2,450,610
Network Rail Infrastructure Finance PLC
0.27%, 02/13/17[b]	6,000	5,997,816

		11,444,568

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,797,842,149)		2,799,671,937

FOREIGN GOVERNMENT OBLIGATIONS[a,e] — 8.42%

CANADA — 0.25%
Export Development Canada
0.18%, 07/24/15[b]	2,500	2,500,333

Security	Principal (000s)	Value
Province of Ontario Canada
0.31%, 08/13/15	$5,100	$5,099,592

		7,599,925
JAPAN — 0.21%
Japan Bank for International Cooperation/Japan
0.62%, 11/13/18	6,500	6,502,210

		6,502,210
NORWAY — 2.23%
Kommunalbanken AS
0.34%, 03/17/20[b]	5,000	4,997,540
0.35%, 03/18/16[b]	7,600	7,600,676
0.37%, 05/02/17[b]	12,000	12,007,140
0.38%, 05/02/19[b]	10,000	9,996,040
0.41%, 10/31/16[b]	11,900	11,908,818
0.44%, 02/20/18[b]	6,900	6,917,188
0.65%, 03/27/17[b]	14,300	14,384,985

		67,812,387
SOUTH KOREA — 0.31%
Export-Import Bank of Korea
1.03%, 01/14/17	9,450	9,492,156

		9,492,156
SUPRANATIONAL — 4.52%
Asian Development Bank
0.18%, 05/29/15	8,300	8,299,776
0.19%, 05/13/16	5,000	4,998,970
0.27%, 06/25/19	10,000	9,991,110
0.28%, 02/28/18	5,000	4,997,040
Inter-American Development Bank
0.18%, 07/29/15	11,600	11,600,545
0.19%, 10/15/17	7,000	6,996,850
0.20%, 06/12/17[c]	7,010	7,009,958
0.22%, 02/11/16	4,200	4,200,290
0.22%, 11/26/18	16,000	15,984,272
0.26%, 10/15/15	9,600	9,601,536
0.26%, 12/12/16	13,000	13,010,049
0.30%, 09/12/18	7,000	7,027,867
International Bank for Reconstruction & Development
0.18%, 08/07/15	6,300	6,300,939
0.22%, 07/22/15	1,000	999,769

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
International Finance Corp.
0.18%, 08/27/15	$4,700	$4,699,342
0.20%, 08/01/16	11,900	11,895,585
International Finance Facility for Immunisation
0.46%, 07/05/16[b]	10,000	10,000,650

		137,614,548
SWEDEN — 0.90%
Kommuninvest I Sverige AB
0.22%, 01/15/16[b]	3,000	2,999,361
0.26%, 06/22/15[b]	8,900	8,900,196
0.29%, 12/03/18[b]	4,000	3,989,904
Svensk Exportkredit AB
0.45%, 06/12/17	3,200	3,210,032
0.58%, 01/23/17	8,120	8,159,301

		27,258,794

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $256,349,506)		256,280,020

SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[f,g,h]	91,013	91,012,876
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[f,g,h]	13,062	13,062,119
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	51,280	51,280,353

		155,355,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,355,348)		155,355,348

TOTAL INVESTMENTS IN SECURITIES — 105.45%
(Cost: $3,209,547,003)		3,211,307,305
Other Assets, Less Liabilities — (5.45)%		(165,856,930)

NET ASSETS — 100.00%		$3,045,450,375

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.07%

ADVERTISING — 0.64%
Affinion Group Inc.
7.88%, 12/15/18 (Call 06/01/15)[a]	$375	$234,375
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	600	628,500
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[b]	700	710,500
Visant Corp.
10.00%, 10/01/17 (Call 06/01/15)[a]	700	610,750

		2,184,125
AEROSPACE & DEFENSE — 0.36%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[a]	550	495,000
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	500	553,750
Sequa Corp.
7.00%, 12/15/17 (Call 06/01/15)[a,b]	250	173,125

		1,221,875
AIRLINES — 0.79%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	450	480,938
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	395	389,569
5.50%, 10/01/19[b]	775	800,187
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	450	475,875
U.S. Airways Group Inc.
6.13%, 06/01/18	500	525,000

		2,671,569
APPAREL — 0.07%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	300	250,500

		250,500
AUTO MANUFACTURERS — 2.01%
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 05/14/15)	2,050	2,144,812

Security	Principal (000s)	Value
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[b]	$1,420	$1,431,715
General Motors Co.
3.50%, 10/02/18	1,250	1,284,375
General Motors Financial Co. Inc.
2.40%, 04/10/18	200	200,231
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	500	497,500
4.13%, 12/15/18[a,b]	600	618,000
4.25%, 11/15/19[b]	600	615,000

		6,791,633
AUTO PARTS & EQUIPMENT — 0.19%
Allison Transmission Inc.
7.13%, 05/15/19 (Call 05/15/15)[b]	48	49,800
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[b]	67	70,853
UCI International Inc.
8.63%, 02/15/19 (Call 06/01/15)	400	360,000
ZF North America Capital Inc.
4.00%, 04/29/20[b]	165	166,031

		646,684
BANKS — 2.64%
CIT Group Inc.
3.88%, 02/19/19	800	795,000
4.25%, 08/15/17	1,900	1,935,625
5.00%, 05/15/17	1,050	1,086,750
5.25%, 03/15/18	1,300	1,350,375
5.50%, 02/15/19[b]	1,600	1,672,482
6.63%, 04/01/18[b]	700	750,750
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	550	574,754
Royal Bank of Scotland NV
4.65%, 06/04/18	350	365,750
Synovus Financial Corp.
5.13%, 06/15/17	400	411,000

		8,942,486
BEVERAGES — 0.80%
Constellation Brands Inc.
3.88%, 11/15/19	325	335,969
7.25%, 09/01/16	785	839,950
7.25%, 05/15/17	626	690,165
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	550	572,715

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/15/15)[b]	$275	$279,125

		2,717,924
BIOTECHNOLOGY — 0.03%
STHI Holding Corp.
8.00%, 03/15/18 (Call 05/20/15)[b]	100	104,225

		104,225
BUILDING MATERIALS — 1.82%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/01/15)[a]	815	694,788
Calcipar SA
6.88%, 05/01/18 (Call 05/01/15)[b]	200	205,000
Euramax International Inc.
9.50%, 04/01/16 (Call 05/18/15)[a]	375	360,000
Hanson Ltd.
6.13%, 08/15/16	810	852,023
Lafarge SA
6.20%, 07/09/15[b]	321	324,338
6.50%, 07/15/16	905	952,512
Masco Corp.
4.80%, 06/15/15	100	100,300
6.13%, 10/03/16	1,050	1,107,750
7.13%, 03/15/20	400	468,000
USG Corp.
6.30%, 11/15/16	500	525,625
9.75%, 01/15/18	500	580,000

		6,170,336
CHEMICALS — 1.90%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	510	513,188
3.88%, 04/15/18 (Call 03/15/18)	650	671,937
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)	1,425	1,332,375
8.88%, 02/01/18 (Call 06/01/15)	1,050	935,812
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	400	403,500
6.13%, 08/15/18 (Call 06/01/15)[a,b]	710	725,975
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 03/01/19 (Call 06/01/15)	314	321,850

Security	Principal (000s)	Value
Perstorp Holding AB
8.75%, 05/15/17 (Call 06/01/15)[a,b]	$400	$420,000
11.00%, 08/15/17 (Call 06/01/15)[b]	200	213,000
PQ Corp.
8.75%, 11/01/18 (Call 06/01/15)[b]	600	623,250
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 06/01/15)[a,b]	300	280,500

		6,441,387
COAL — 0.32%
Peabody Energy Corp.
6.00%, 11/15/18[a]	1,400	1,092,000

		1,092,000
COMMERCIAL SERVICES — 2.95%
ADT Corp. (The)
2.25%, 07/15/17	650	647,562
4.13%, 04/15/19[a]	425	433,337
Ahern Rentals Inc.
9.50%, 06/15/18 (Call 05/26/15)[b]	350	377,563
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	875	870,625
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	525	488,250
DynCorp International Inc.
10.38%, 07/01/17 (Call 06/01/15)	420	364,350
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	1,050	1,019,760
Hertz Corp. (The)
6.75%, 04/15/19 (Call 06/01/15)	1,232	1,275,120
7.50%, 10/15/18 (Call 06/01/15)	478	495,925
Interactive Data Corp.
5.88%, 04/15/19 (Call 06/01/15)[a,b]	325	328,250
Iron Mountain Inc.
7.75%, 10/01/19 (Call 10/01/15)	414	438,840
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[b]	1,275	1,246,312
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[b]	300	249,000
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	550	541,750

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 06/01/15)[a,b]	$390	$415,350
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 06/01/15)[b]	450	455,625
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 06/01/15)[b]	350	344,750

		9,992,369
COMPUTERS — 1.01%
Dell Inc.
2.30%, 09/10/15	818	818,000
3.10%, 04/01/16	300	302,250
5.65%, 04/15/18	350	376,687
5.88%, 06/15/19	600	653,250
SRA International Inc.
11.00%, 10/01/19 (Call 10/01/15)[a]	300	318,000
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	900	938,250

		3,406,437
COSMETICS & PERSONAL CARE — 0.34%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 11/01/15)[b]	405	436,388
Avon Products Inc.
5.35%, 03/15/20[a]	500	472,500
6.50%, 03/01/19[a]	250	252,500

		1,161,388
DISTRIBUTION & WHOLESALE — 0.20%
HD Supply Inc.
11.00%, 04/15/20 (Call 04/15/16)	250	283,125
VWR Funding Inc.
7.25%, 09/15/17 (Call 06/01/15)[a]	383	398,320

		681,445
DIVERSIFIED FINANCIAL SERVICES — 13.97%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	350	349,125
3.75%, 05/15/19[b]	975	987,188
Aircastle Ltd.
4.63%, 12/15/18[a]	550	573,375
6.25%, 12/01/19	300	331,875
6.75%, 04/15/17	500	538,125

Security	Principal (000s)	Value
Ally Financial Inc.
2.75%, 01/30/17	$796	$796,501
3.13%, 01/15/16	400	402,500
3.25%, 02/13/18	550	550,000
3.50%, 07/18/16	850	861,161
3.50%, 01/27/19	600	598,500
3.75%, 11/18/19	500	498,750
4.13%, 03/30/20	700	703,500
4.63%, 06/26/15	1,199	1,203,496
4.75%, 09/10/18	800	832,000
5.50%, 02/15/17	1,100	1,150,875
6.25%, 12/01/17	750	804,375
8.00%, 12/31/18	300	339,000
8.00%, 03/15/20	1,200	1,425,000
General Motors Financial Co. Inc.
2.63%, 07/10/17	810	818,100
2.75%, 05/15/16	920	932,512
3.00%, 09/25/17	750	762,188
3.15%, 01/15/20 (Call 12/15/19)	775	779,828
3.25%, 05/15/18	860	879,866
3.50%, 07/10/19	1,150	1,175,530
4.75%, 08/15/17	1,060	1,119,773
6.75%, 06/01/18	400	450,200
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a,b]	450	436,729
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	1,125	1,130,625
4.88%, 03/15/19 (Call 07/15/16)	1,200	1,224,000
International Lease Finance Corp.
3.88%, 04/15/18	700	717,500
5.75%, 05/15/16	775	801,439
5.88%, 04/01/19	700	763,593
6.25%, 05/15/19	1,200	1,327,387
8.63%, 09/15/15	1,489	1,524,475
8.75%, 03/15/17	1,300	1,442,650
8.88%, 09/01/17	594	673,339
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 04/01/16)[b]	500	495,000
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[b]	550	526,625

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	$350	$357,000
9.63%, 05/01/19 (Call 06/01/15)[a]	340	364,650
Navient Corp.
3.88%, 09/10/15	300	301,500
4.63%, 09/25/17	618	630,360
4.88%, 06/17/19	950	947,625
5.50%, 01/15/19	1,200	1,218,000
6.00%, 01/25/17	800	838,000
6.25%, 01/25/16	1,450	1,491,688
8.00%, 03/25/20	1,400	1,561,000
8.45%, 06/15/18	2,150	2,399,938
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[b]	350	323,750
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	600	634,500
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)[a]	300	293,250
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 06/01/15)[a,b]	325	347,750
Springleaf Finance Corp.
5.25%, 12/15/19[a]	475	478,563
5.75%, 09/15/16	700	725,375
6.90%, 12/15/17	2,150	2,302,650
Series I
5.40%, 12/01/15	750	761,250
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a,b]	600	429,000

		47,332,554
ELECTRIC — 2.25%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,900
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	1,875	1,964,062
EDP Finance BV
4.90%, 10/01/19[b]	450	478,562
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	500	509,986

Security	Principal (000s)	Value
GenOn Energy Inc.
7.88%, 06/15/17	$700	$705,265
9.50%, 10/15/18	613	635,988
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	335	356,683
7.25%, 04/01/16[b]	350	365,579
NRG Energy Inc.
7.63%, 01/15/18	1,033	1,146,630
PPL Energy Supply LLC
6.50%, 05/01/18[a]	300	319,197
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	1,125	1,112,126

		7,612,978
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Anixter Inc.
5.63%, 05/01/19	300	322,500
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 06/01/15)	442	387,860

		710,360
ELECTRONICS — 0.67%
Flextronics International Ltd.
4.63%, 02/15/20	400	416,000
Kemet Corp.
10.50%, 05/01/18 (Call 06/01/15)[a]	326	334,150
Rexel SA
6.13%, 12/15/19 (Call 12/15/15)[b]	550	573,375
Sanmina Corp.
4.38%, 06/01/19[a,b]	300	301,125
Viasystems Inc.
7.88%, 05/01/19 (Call 06/01/15)[b]	600	632,250

		2,256,900
ENERGY — ALTERNATE SOURCES — 0.06%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[b]	200	207,500

		207,500
ENGINEERING & CONSTRUCTION — 0.64%
Abengoa Finance SAU
7.75%, 02/01/20[b]	350	348,250
8.88%, 11/01/17[a,b]	600	624,000
Aguila 3 SA
7.88%, 01/31/18 (Call 06/01/15)[a,b]	900	911,250

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[b]	$300	$292,500

		2,176,000
ENTERTAINMENT — 0.86%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 02/01/16)[b]	345	351,900
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	510	525,300
Graton Economic Development Authority
9.63%, 09/01/19 (Call 09/01/15)[b]	150	163,688
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[b]	350	371,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	600	591,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 06/01/15)[b]	351	355,387
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 06/01/15)[b]	300	315,750
Production Resource Group Inc.
8.88%, 05/01/19 (Call 06/01/15)	200	148,000
Vail Resorts Inc.
6.50%, 05/01/19 (Call 05/01/15)	100	103,250

		2,925,275
ENVIRONMENTAL CONTROL — 0.33%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 06/01/15)	300	306,000
Nuverra Environmental Solutions Inc.
9.88%, 04/15/18 (Call 06/01/15)	325	238,063
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	600	558,000

		1,102,063
FOOD — 1.16%
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/01/15)	985	1,029,955
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 06/01/15)[b]	428	438,700
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 06/01/15)[b]	296	310,430

Security	Principal (000s)	Value
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	$350	$357,875
7.75%, 07/01/17	350	387,625
SUPERVALU Inc.
8.00%, 05/01/16	89	94,229
Tesco PLC
2.70%, 01/05/17[b]	500	505,019
5.50%, 11/15/17[b]	750	805,724

		3,929,557
FOREST PRODUCTS & PAPER — 0.35%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[b]	300	306,000
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19	1,000	876,205

		1,182,205
GAS — 0.68%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 04/25/16)[a,b]	400	402,000
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	350	345,625
Sabine Pass LNG LP
7.50%, 11/30/16	1,450	1,549,154

		2,296,779
HEALTH CARE — PRODUCTS — 1.56%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	400	424,500
8.63%, 10/01/18 (Call 06/01/15)	400	414,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 06/01/15)[b]	200	211,500
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 05/16/15)	450	472,500
Fresenius U.S. Finance II Inc.
9.00%, 07/15/15[b]	309	313,249
Hospira Inc.
6.05%, 03/30/17	410	445,538
Immucor Inc.
11.13%, 08/15/19 (Call 08/15/15)	100	107,250

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	$1,582	$1,704,605
12.50%, 11/01/19 (Call 11/01/15)	583	636,927
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b]	560	569,100

		5,299,669
HEALTH CARE — SERVICES — 5.37%
21st Century Oncology Inc.
8.88%, 01/15/17 (Call 06/01/15)	300	307,125
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 06/01/15)	688	710,360
Centene Corp.
5.75%, 06/01/17	400	426,015
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	1,460	1,503,800
8.00%, 11/15/19 (Call 11/15/15)	1,866	1,984,957
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	750	819,375
Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[b]	300	336,000
6.88%, 07/15/17	460	504,275
HCA Inc.
3.75%, 03/15/19	1,250	1,282,812
4.25%, 10/15/19	550	573,375
6.50%, 02/15/16	1,100	1,138,500
6.50%, 02/15/20[a]	2,750	3,141,875
8.00%, 10/01/18[a]	550	639,375
Health Net Inc./CA
6.38%, 06/01/17	400	426,000
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 06/01/15)	750	778,125
Kindred Healthcare Inc.
8.00%, 01/15/20[b]	700	758,625
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 06/01/15)[b]	400	421,040
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	950	945,250
5.50%, 03/01/19[b]	350	355,688
6.25%, 11/01/18[a]	1,050	1,139,786

		18,192,358

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.29%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[b]	$296	$308,210
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	650	689,000

		997,210
HOME BUILDERS — 2.23%
Centex LLC
6.50%, 05/01/16	360	374,400
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	530	543,250
3.75%, 03/01/19 (Call 12/01/18)	425	431,906
4.00%, 02/15/20	470	476,463
4.75%, 05/15/17	310	323,175
6.50%, 04/15/16[a]	300	312,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	350	346,500
8.00%, 03/15/20[a]	400	442,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	400	412,000
4.50%, 11/15/19 (Call 08/15/19)[a]	465	477,206
4.75%, 12/15/17 (Call 09/15/17)[a]	350	365,750
5.60%, 05/31/15	675	676,687
12.25%, 06/01/17	523	623,678
Standard Pacific Corp.
8.38%, 05/15/18	400	459,500
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[a]	500	515,000
8.91%, 10/15/17	300	345,750
TRI Pointe Holdings Inc.
4.38%, 06/15/19[b]	450	443,250

		7,568,515
HOUSEHOLD PRODUCTS & WARES — 1.69%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	500	525,000
American Achievement Corp.
10.88%, 04/15/16 (Call 06/01/15)[b]	335	333,325
Central Garden & Pet Co.
8.25%, 03/01/18 (Call 06/01/15)[a]	144	147,420
Jarden Corp.
7.50%, 05/01/17	800	883,000

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19 (Call 08/15/15)[a]	$900	$947,250
8.50%, 05/15/18 (Call 06/01/15)	300	306,750
9.88%, 08/15/19 (Call 08/15/15)[a]	2,400	2,565,000

		5,707,745
INSURANCE — 0.17%
Genworth Holdings Inc.
6.52%, 05/22/18	550	578,362

		578,362
INTERNET — 0.40%
Affinion Investments LLC
13.50%, 08/15/18 (Call 12/12/16)	150	88,500
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	350	361,813
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 06/01/15)	425	439,875
Pacnet Ltd.
9.00%, 12/12/18 (Call 05/16/15)[a,b]	400	455,000

		1,345,188
IRON & STEEL — 3.56%
AK Steel Corp.
8.75%, 12/01/18 (Call 12/01/15)[a]	411	435,660
Allegheny Technologies Inc.
9.38%, 06/01/19	350	416,226
ArcelorMittal
4.50%, 08/05/15	1,322	1,328,610
4.50%, 03/01/16	417	424,297
5.25%, 02/25/17	1,350	1,404,000
6.13%, 06/01/18	1,350	1,441,125
10.60%, 06/01/19	1,400	1,683,500
Cliffs Natural Resources Inc.
5.95%, 01/15/18[a]	350	285,250
7.75%, 03/31/20 (Call 03/31/17)[b]	500	360,000
8.25%, 03/31/20 (Call 03/31/18)[b]	500	489,375
Commercial Metals Co.
6.50%, 07/15/17	350	369,250
7.35%, 08/15/18[a]	400	434,000
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[b]	300	261,750
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	300	291,750

Security	Principal (000s)	Value
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 06/01/15)[a]	$500	$505,139
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	325	346,938
U.S. Steel Corp.
6.05%, 06/01/17	500	522,500
7.00%, 02/01/18	400	425,000
7.38%, 04/01/20	600	627,000

		12,051,370
LEISURE TIME — 0.49%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 06/15/15)[b]	449	472,572
NCL Corp. Ltd.
5.25%, 11/15/19 (Call 11/15/16)[b]	700	722,750
Sabre Holdings Corp.
8.35%, 03/15/16[a]	445	468,363

		1,663,685
LODGING — 1.71%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 06/01/15)	264	275,880
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	350	362,687
Marina District Finance Co. Inc.
9.88%, 08/15/18 (Call 06/01/15)	132	137,610
MGM Resorts International
5.25%, 03/31/20[a]	500	512,500
6.63%, 07/15/15	742	749,420
7.50%, 06/01/16	660	691,350
7.63%, 01/15/17	825	886,875
8.63%, 02/01/19	800	917,000
10.00%, 11/01/16	495	544,500
11.38%, 03/01/18	360	430,200
MTR Gaming Group Inc.
11.50%, 08/01/19 (Call 08/01/15)	250	268,750

		5,776,772
MACHINERY — 1.62%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	760	782,800
Case New Holland Industrial Inc.
7.88%, 12/01/17	1,450	1,605,875

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CNH Industrial Capital LLC
3.25%, 02/01/17	$350	$350,000
3.38%, 07/15/19[b]	500	491,250
3.63%, 04/15/18	500	502,500
3.88%, 11/01/15	945	949,725
6.25%, 11/01/16	550	574,750
Hyva Global BV
8.63%, 03/24/16 (Call 06/01/15)[b]	250	242,500

		5,499,400
MANUFACTURING — 1.64%
Bombardier Inc.
4.75%, 04/15/19[a,b]	600	602,250
5.50%, 09/15/18[b]	735	743,269
7.50%, 03/15/18[b]	610	651,175
7.75%, 03/15/20[b]	750	796,800
Harsco Corp.
5.75%, 05/15/18	450	468,057
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)	300	317,250
Polymer Group Inc.
7.75%, 02/01/19 (Call 06/01/15)	340	352,750
SPX Corp.
6.88%, 09/01/17[a]	580	633,650
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[a]	925	982,812

		5,548,013
MEDIA — 5.36%
American Media Inc.
11.50%, 12/15/17 (Call 06/01/15)[a]	100	105,000
Cablevision Systems Corp.
7.75%, 04/15/18	650	728,000
8.00%, 04/15/20	450	516,375
8.63%, 09/15/17	750	845,625
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 06/01/15)	750	779,062
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 06/01/15)	2,050	2,152,500
CSC Holdings LLC
8.63%, 02/15/19	600	696,378

Security	Principal (000s)	Value
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 06/01/15)[a]	$600	$579,000
DISH DBS Corp.
4.25%, 04/01/18	1,150	1,167,250
4.63%, 07/15/17	816	840,480
7.13%, 02/01/16	1,500	1,552,500
7.75%, 05/31/15	301	302,129
7.88%, 09/01/19	1,250	1,406,250
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	600	630,000
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	1,355	1,336,369
10.00%, 01/15/18 (Call 07/15/16)[a]	825	717,750
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	2,370	2,393,700
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	600	615,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	725	779,375

		18,142,743
METAL FABRICATE & HARDWARE — 0.40%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/01/15)[a,b]	855	711,788
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b]	600	648,000

		1,359,788
MINING — 2.15%
Alcoa Inc.
5.55%, 02/01/17[a]	620	658,750
5.72%, 02/23/19	800	882,000
6.75%, 07/15/18	700	791,000
Aleris International Inc.
7.63%, 02/15/18 (Call 06/01/15)	450	464,625
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a,b]	350	332,500
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 06/01/15)[a,b]	760	781,850

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.88%, 02/01/18 (Call 06/01/15)[a,b]	$244	$251,167
8.25%, 11/01/19 (Call 11/01/15)[a,b]	1,265	1,113,200
Global Brass & Copper Inc.
9.50%, 06/01/19 (Call 06/01/16)[a]	310	338,675
KGHM International Ltd.
7.75%, 06/15/19 (Call 06/15/15)[b]	360	369,900
Novelis Inc.
8.38%, 12/15/17 (Call 06/01/15)	900	936,000
Thompson Creek Metals Co. Inc.
9.75%, 12/01/17 (Call 12/01/15)[a]	353	370,650

		7,290,317
OIL & GAS — 6.19%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 06/01/15)	400	331,000
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/01/16)[a]	450	438,403
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)	398	383,417
California Resources Corp.
5.00%, 01/15/20[a]	900	855,000
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 06/01/15)	400	398,000
6.50%, 08/15/17	600	637,634
7.25%, 12/15/18	643	688,010
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	1,300	1,374,750
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 06/01/15)[a]	471	451,053
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a,b]	650	637,000
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 06/01/15)	700	521,063
11.00%, 03/15/20 (Call 09/15/17)[a,b]	1,250	1,195,312
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 06/01/15)	712	735,193
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 06/01/15)[a]	500	392,500

Security	Principal (000s)	Value
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 06/01/15)	$450	$432,059
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b]	30	31,219
Harvest Operations Corp.
6.88%, 10/01/17	569	527,721
Lightstream Resources Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a,b]	675	518,267
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	1,675	1,411,187
6.50%, 05/15/19 (Call 06/01/15)	1,000	870,000
8.63%, 04/15/20 (Call 06/01/15)	1,175	1,066,312
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 06/01/15)[a]	300	307,500
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	500	465,000
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/15/16)[a]	650	690,626
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 06/01/15)[a]	300	261,750
SandRidge Energy Inc.
8.75%, 01/15/20 (Call 06/01/15)	425	317,437
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	550	440,000
SM Energy Co.
6.63%, 02/15/19 (Call 06/01/15)	300	309,000
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	350	364,028
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	450	418,500
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	500	496,950
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)[a]	825	596,318
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	803	853,188
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	900	897,750
6.50%, 10/01/18 (Call 06/01/15)	400	407,000

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
WPX Energy Inc.
5.25%, 01/15/17	$250	$257,500

		20,977,647
OIL & GAS SERVICES — 0.55%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 06/01/15)[a]	450	385,816
Borets Finance Ltd.
7.63%, 09/26/18[b]	200	158,000
Exterran Holdings Inc.
7.25%, 12/01/18 (Call 06/01/15)	250	255,000
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 12/15/15)[a,b]	400	370,000
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	425	410,125
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 06/01/15)[b]	275	267,568

		1,846,509
PACKAGING & CONTAINERS — 0.92%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a,b]	400	407,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	475	478,563
6.00%, 06/15/17 (Call 06/15/16)[b]	665	676,637
Coveris Holdings SA
7.88%, 11/01/19 (Call 11/01/16)[b]	400	406,000
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16	600	633,000
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 04/01/16)	500	518,750

		3,119,950
PHARMACEUTICALS — 1.45%
Endo Finance LLC/Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[b]	574	597,678
Lantheus Medical Imaging Inc.
9.75%, 05/15/17 (Call 06/01/15)[a]	398	390,786
NBTY Inc.
9.00%, 10/01/18 (Call 06/01/15)	442	460,233

Security	Principal (000s)	Value
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	$1,900	$1,948,687
6.75%, 08/15/18 (Call 08/15/15)[b]	1,429	1,516,526

		4,913,910
PIPELINES — 2.56%
DCP Midstream LLC
5.35%, 03/15/20[a,b]	500	493,957
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18 (Call 06/01/15)	300	312,000
Kinder Morgan Inc./DE
7.00%, 06/15/17	250	274,189
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	1,179	1,199,633
9.63%, 06/01/19 (Call 06/01/15)[a,b]	501	516,030
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	550	424,875
NuStar Logistics LP
8.15%, 04/15/18	260	291,200
Regency Energy Partners LP/Regency Energy Finance Corp.
8.38%, 06/01/19 (Call 06/01/15)[b]	866	904,970
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	700	738,500
6.00%, 01/15/19[b]	550	585,750
6.85%, 07/15/18[b]	510	552,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	800	803,000
5.00%, 01/15/18 (Call 10/15/17)[b]	1,000	1,032,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	510	541,875

		8,670,554
REAL ESTATE — 0.58%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/15/15)[b]	332	353,580

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	$345	$369,150
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	425	430,312
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	455	456,137
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 12/01/15)[b]	325	338,813

		1,947,992
REAL ESTATE INVESTMENT TRUSTS — 0.88%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	1,300	1,272,375
3.00%, 02/06/19 (Call 01/06/19)	600	579,000
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	475	470,250
5.00%, 07/01/19 (Call 07/01/16)	650	648,375

		2,970,000
RETAIL — 3.35%
Academy Ltd./Academy Finance Corp.
9.25%, 08/01/19 (Call 06/01/15)[a,b]	200	212,500
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	319	331,760
Best Buy Co. Inc.
3.75%, 03/15/16	260	263,900
5.00%, 08/01/18	600	634,500
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 06/01/15)[b]	1,050	937,125
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[b]	750	785,625
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[b]	300	308,625
GRD Holdings III Corp.
10.75%, 06/01/19 (Call 06/01/15)[b]	400	434,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[b]	600	528,000
JC Penney Corp. Inc.
8.13%, 10/01/19	400	401,000

Security	Principal (000s)	Value
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 06/01/15)[b]	$400	$398,500
L Brands Inc.
6.90%, 07/15/17	688	753,360
8.50%, 06/15/19	450	537,750
Logan’s Roadhouse Inc.
10.75%, 10/15/17 (Call 06/01/15)[a]	350	265,125
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/01/15)[b]	373	391,650
QVC Inc.
3.13%, 04/01/19	325	325,756
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	950	1,050,937
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	668	705,575
Sears Holdings Corp.
6.63%, 10/15/18[a]	925	888,000
Tops Holding Corp./Tops Markets LLC
8.88%, 12/15/17 (Call 06/15/15)	200	209,750
Toys R Us Inc.
10.38%, 08/15/17 (Call 06/01/15)[a]	350	308,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)	650	661,375

		11,332,813
SEMICONDUCTORS — 0.68%
Advanced Micro Devices Inc.
6.75%, 03/01/19	550	478,500
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	600	610,500
3.75%, 06/01/18[a,b]	600	615,750
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[a,b]	600	599,280

		2,304,030
SOFTWARE — 0.94%
Blackboard Inc.
7.75%, 11/15/19 (Call 11/15/15)[a,b]	350	337,750
Emdeon Inc.
11.00%, 12/31/19 (Call 12/31/15)	325	355,869
Epicor Software Corp.
8.63%, 05/01/19 (Call 06/01/15)	200	208,750

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[b]	$1,575	$1,638,984
Infor U.S. Inc.
11.50%, 07/15/18 (Call 05/09/15)	348	375,596
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 06/01/15)[b]	250	268,140

		3,185,089
STORAGE & WAREHOUSING — 0.43%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	1,000	972,500
10.75%, 10/15/19 (Call 10/15/16)[a,b]	600	482,625

		1,455,125
TELECOMMUNICATIONS — 9.97%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	750	774,375
8.88%, 01/01/20 (Call 07/01/16)[b]	400	442,000
Altice Financing SA
7.88%, 12/15/19 (Call 12/15/15)[b]	600	636,000
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	550	522,500
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[a,b]	1,050	1,047,375
CenturyLink Inc.
6.00%, 04/01/17	416	444,080
Series R
5.15%, 06/15/17	400	421,000
Series V
5.63%, 04/01/20	950	999,875
Cincinnati Bell Inc.
8.75%, 03/15/18 (Call 05/07/15)[a]	72	73,598
Embarq Corp.
7.08%, 06/01/16	950	1,001,927
Frontier Communications Corp.
7.13%, 03/15/19	450	488,250
8.13%, 10/01/18[a]	620	695,950
8.25%, 04/15/17	450	495,000
8.50%, 04/15/20[a]	875	970,156

Security	Principal (000s)	Value
Hughes Satellite Systems Corp.
6.50%, 06/15/19	$970	$1,064,578
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 06/01/15)	1,363	1,414,113
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[a]	500	502,188
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 05/28/15)	1,381	1,450,050
Nokia OYJ
5.38%, 05/15/19	900	976,500
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 05/27/15)	100	105,530
Sable International Finance Ltd.
8.75%, 02/01/20 (Call 02/01/16)[b]	200	215,500
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	500	524,375
SoftBank Corp.
4.50%, 04/15/20[b]	2,200	2,260,500
Sprint Communications Inc.
6.00%, 12/01/16	1,750	1,820,000
7.00%, 03/01/20[b]	950	1,051,359
8.38%, 08/15/17	1,200	1,309,500
9.00%, 11/15/18[b]	2,900	3,306,000
9.13%, 03/01/17	928	1,015,000
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 06/01/15)	480	453,600
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	450	464,625
6.46%, 04/28/19 (Call 05/11/15)	500	516,875
6.54%, 04/28/20 (Call 04/28/16)	1,100	1,163,250
Telecom Italia Capital SA
5.25%, 10/01/15	550	558,250
7.00%, 06/04/18	1,000	1,115,000
7.18%, 06/18/19	850	977,500
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 06/01/15)[b]	330	335,775
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 06/01/15)[b]	400	387,000
Wind Acquisition Finance SA
6.50%, 04/30/20 (Call 04/30/16)[b]	500	527,500
Windstream Corp.
7.88%, 11/01/17[a]	1,070	1,152,925
8.13%, 09/01/18 (Call 05/27/15)	100	104,420

		33,783,999

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.68%
CMA CGM SA
8.50%, 04/15/17 (Call 06/01/15)[a,b]	$360	$366,300
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	825	820,875
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 04/01/16)	300	273,093
Kenan Advantage Group Inc. (The)
8.38%, 12/15/18 (Call 06/01/15)[b]	100	104,250
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[b]	705	748,181

		2,312,699

TOTAL CORPORATE BONDS & NOTES
(Cost: $323,100,614)		322,050,006

SHORT-TERM INVESTMENTS — 17.61%

COMMERCIAL PAPER[c] — 0.44%
Eastman Chemical Co.
0.48%, 05/12/15	500	499,962
Mondelez International Inc.
0.46%, 05/06/15	500	499,981
VIACOM Inc.
0.50%, 05/07/15	500	499,977

		1,499,920

MONEY MARKET FUNDS — 17.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	37,287	37,286,545
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	5,351	5,351,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	15,523	15,522,791

		58,160,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,660,334)		59,660,601

Value
TOTAL INVESTMENTS IN SECURITIES — 112.68%
(Cost: $382,760,948)	$381,710,607
Other Assets, Less Liabilities — (12.68)%	(42,966,246)

NET ASSETS — 100.00%	$338,744,361

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Rates shown are discount rates paid at the time of purchase.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.10%

ADVERTISING — 0.06%
Omnicom Group Inc.
5.90%, 04/15/16	$25	$26,164

		26,164
AEROSPACE & DEFENSE — 1.04%
Boeing Co. (The)
3.75%, 11/20/16	75	78,430
6.00%, 03/15/19	25	29,029
General Dynamics Corp.
1.00%, 11/15/17	75	74,769
L-3 Communications Corp.
5.20%, 10/15/19	50	55,197
Lockheed Martin Corp.
2.13%, 09/15/16	50	50,835
United Technologies Corp.
1.80%, 06/01/17	100	101,761
5.38%, 12/15/17	50	55,451

		445,472
AGRICULTURE — 0.75%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	50,608
4.13%, 09/11/15	50	50,620
9.25%, 08/06/19	25	31,827
Lorillard Tobacco Co.
8.13%, 06/23/19	25	30,435
Philip Morris International Inc.
1.88%, 01/15/19	50	50,240
2.50%, 05/16/16	50	50,980
5.65%, 05/16/18	50	56,224

		320,934
AUTO MANUFACTURERS — 1.41%
American Honda Finance Corp.
1.20%, 07/14/17	50	50,042
2.13%, 10/10/18	50	50,673
2.25%, 08/15/19	50	50,729
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,231
2.00%, 10/24/18	50	50,845
2.05%, 01/12/17	75	76,552
2.13%, 07/18/19	100	101,090
3.20%, 06/17/15	150	150,503

		605,665

Security	Principal (000s)	Value
BANKS — 35.07%
Abbey National Treasury Services PLC/London
2.38%, 03/16/20	$50	$50,365
3.05%, 08/23/18	25	26,049
4.00%, 04/27/16	75	77,310
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	100,235
2.25%, 06/13/19	50	50,679
Bank of America Corp.
1.50%, 10/09/15	200	200,660
1.70%, 08/25/17	100	100,409
2.00%, 01/11/18	50	50,338
2.60%, 01/15/19	100	101,693
2.65%, 04/01/19[a]	100	101,753
3.70%, 09/01/15	125	126,159
5.25%, 12/01/15	50	51,156
5.75%, 12/01/17	100	109,398
6.40%, 08/28/17	75	82,850
7.63%, 06/01/19	150	180,572
Series 1
3.75%, 07/12/16	100	103,063
Series L
2.25%, 04/21/20	100	99,171
Bank of Montreal
1.30%, 07/15/16	125	125,941
1.30%, 07/14/17 (Call 06/14/17)	75	75,266
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	100	100,137
2.10%, 08/01/18 (Call 07/02/18)	50	50,799
2.10%, 01/15/19 (Call 12/15/18)	100	101,184
2.20%, 05/15/19 (Call 04/15/19)	25	25,296
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	100	100,410
Bank of Nova Scotia (The)
0.75%, 10/09/15	50	50,074
1.30%, 07/21/17	275	275,537
1.38%, 07/15/16	100	100,814
2.05%, 10/30/18	50	50,698
Barclays Bank PLC
5.00%, 09/22/16	100	105,387
6.75%, 05/22/19	150	176,771

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	$100	$100,696
2.05%, 06/19/18 (Call 05/15/18)	400	404,849
BNP Paribas SA
1.25%, 12/12/16	50	50,143
2.40%, 12/12/18	125	127,305
2.45%, 03/17/19[a]	50	50,995
3.60%, 02/23/16	75	76,696
BPCE SA
2.25%, 01/27/20	250	250,867
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	50	50,176
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	151,243
3.15%, 07/15/16	100	102,319
6.75%, 09/15/17	50	55,792
Citigroup Inc.
1.35%, 03/10/17	200	200,206
1.55%, 08/14/17	100	100,142
1.80%, 02/05/18	200	200,536
1.85%, 11/24/17	50	50,298
2.25%, 08/07/15	250	250,815
2.50%, 09/26/18	100	101,805
2.50%, 07/29/19	150	151,646
2.55%, 04/08/19	150	152,341
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18[a]	250	256,906
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	50	50,377
3.38%, 01/19/17	150	156,073
Credit Suisse/New York NY
1.70%, 04/27/18	50	49,881
5.40%, 01/14/20	50	56,124
6.00%, 02/15/18	200	221,000
Deutsche Bank AG/London
1.40%, 02/13/17	100	100,662
1.88%, 02/13/18	100	100,254
2.50%, 02/13/19	125	126,842
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	101,052
3.63%, 01/25/16	75	76,537

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	$25	$25,266
2.60%, 04/23/20 (Call 03/23/20)	100	100,552
2.63%, 01/31/19	150	152,769
2.90%, 07/19/18	25	25,797
3.63%, 02/07/16	100	102,026
5.35%, 01/15/16	150	154,666
5.95%, 01/18/18	150	166,287
6.25%, 09/01/17	100	110,439
7.50%, 02/15/19	100	118,791
HSBC USA Inc.
1.30%, 06/23/17	100	100,163
2.35%, 03/05/20	100	100,299
Intesa Sanpaolo SpA
3.13%, 01/15/16[a]	200	202,427
JPMorgan Chase & Co.
1.35%, 02/15/17	300	301,252
1.63%, 05/15/18[a]	150	149,907
2.00%, 08/15/17	75	76,075
2.20%, 10/22/19	100	100,014
2.25%, 01/23/20 (Call 12/23/19)	150	149,496
2.60%, 01/15/16	200	202,519
3.15%, 07/05/16	75	76,895
3.45%, 03/01/16	50	51,098
5.15%, 10/01/15	75	76,374
6.30%, 04/23/19	50	57,819
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	25	25,314
3.75%, 08/13/15	75	75,560
Lloyds Bank PLC
4.20%, 03/28/17	150	158,225
Morgan Stanley
1.75%, 02/25/16[a]	50	50,332
1.88%, 01/05/18	100	100,332
2.38%, 07/23/19	175	175,913
2.65%, 01/27/20	100	101,015
4.75%, 03/22/17	250	265,488
5.38%, 10/15/15	200	204,182
5.75%, 10/18/16	100	106,444
5.95%, 12/28/17	100	110,919
7.30%, 05/13/19	100	118,818
National Australia Bank Ltd./New York
0.90%, 01/20/16	250	250,696

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
National City Corp.
6.88%, 05/15/19	$75	$88,222
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	153,604
5.25%, 11/15/15[b]	50	51,237
Royal Bank of Canada
0.85%, 03/08/16	150	150,487
2.15%, 03/15/19[a]	175	176,881
2.20%, 07/27/18	50	50,980
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	75,474
6.40%, 10/21/19	100	115,057
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	50	49,777
State Street Corp.
4.96%, 03/15/18	25	26,835
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	250	253,822
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	101,660
Svenska Handelsbanken AB
1.63%, 03/21/18	250	250,852
Toronto-Dominion Bank (The)
1.40%, 04/30/18	150	150,133
2.25%, 11/05/19	50	50,570
2.38%, 10/19/16	50	51,151
2.63%, 09/10/18	25	25,865
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	100	101,628
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	204,616
UBS AG/Stamford CT
5.88%, 12/20/17	200	222,155
Wells Fargo & Co.
1.25%, 07/20/16	75	75,433
1.50%, 01/16/18	100	100,281
2.13%, 04/22/19	100	100,828
2.63%, 12/15/16	100	102,686
3.68%, 06/15/16[c]	400	413,138
5.63%, 12/11/17	100	110,101
Series N
2.15%, 01/30/20	50	49,997

Security	Principal (000s)	Value
Westpac Banking Corp.
1.20%, 05/19/17	$375	$375,661
1.60%, 01/12/18	50	50,296
2.25%, 01/17/19[a]	50	50,832
3.00%, 08/04/15	50	50,307

		15,049,487
BEVERAGES — 2.77%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	100	101,557
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	150	150,131
1.38%, 07/15/17	50	50,347
5.38%, 01/15/20	50	57,422
7.75%, 01/15/19	100	120,537
Bottling Group LLC
5.13%, 01/15/19	50	56,115
5.50%, 04/01/16	50	52,271
Coca-Cola Co. (The)
1.15%, 04/01/18	150	149,777
1.65%, 11/01/18	50	50,689
1.80%, 09/01/16	50	50,768
Diageo Capital PLC
5.75%, 10/23/17	100	110,683
PepsiCo Inc.
1.25%, 08/13/17	100	100,464
2.25%, 01/07/19 (Call 12/07/18)	25	25,587
2.50%, 05/10/16	50	50,977
7.90%, 11/01/18	50	60,338

		1,187,663
BIOTECHNOLOGY — 0.88%
Amgen Inc.
1.25%, 05/22/17	75	75,037
2.13%, 05/15/17	150	152,510
2.20%, 05/22/19 (Call 04/22/19)	50	50,458
2.50%, 11/15/16	50	51,093
Gilead Sciences Inc.
2.05%, 04/01/19[a]	50	50,742

		379,840
BUILDING MATERIALS — 0.19%
CRH America Inc.
6.00%, 09/30/16	75	79,750

		79,750

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.45%
CF Industries Inc.
6.88%, 05/01/18	$75	$85,244
Dow Chemical Co. (The)
2.50%, 02/15/16	50	50,720
8.55%, 05/15/19	50	62,279
Eastman Chemical Co.
2.40%, 06/01/17	50	50,939
Ecolab Inc.
3.00%, 12/08/16	50	51,451
EI du Pont de Nemours & Co.
4.63%, 01/15/20	50	55,595
6.00%, 07/15/18	100	113,447
Monsanto Co.
2.13%, 07/15/19	25	25,237
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	100	101,186
Sherwin-Williams Co. (The)
1.35%, 12/15/17	25	24,940

		621,038
COMMERCIAL SERVICES — 0.48%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	150	153,018
Western Union Co. (The)
2.88%, 12/10/17	50	51,529

		204,547
COMPUTERS — 2.68%
Apple Inc.
1.00%, 05/03/18	150	148,959
1.05%, 05/05/17	75	75,339
1.55%, 02/07/20	50	49,438
EMC Corp./MA
1.88%, 06/01/18	75	75,736
Hewlett-Packard Co.
2.20%, 12/01/15	50	50,423
2.60%, 09/15/17	200	204,752
3.00%, 09/15/16	75	76,873
3.30%, 12/09/16	50	51,613
International Business Machines Corp.
0.45%, 05/06/16	150	149,974
1.95%, 07/22/16	100	101,679
1.95%, 02/12/19	100	101,253
8.38%, 11/01/19	50	63,825

		1,149,864

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.35%
Procter & Gamble Co. (The)
0.75%, 11/04/16	$100	$100,191
3.15%, 09/01/15	50	50,444

		150,635
DIVERSIFIED FINANCIAL SERVICES — 8.53%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	25	25,688
5.63%, 04/01/17	50	53,500
American Express Co.
1.55%, 05/22/18	100	99,785
7.00%, 03/19/18	50	57,482
American Express Credit Corp.
1.13%, 06/05/17	400	399,757
1.75%, 06/12/15	50	50,066
2.13%, 03/18/19	50	50,491
2.38%, 03/24/17	50	51,234
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	50	57,404
Credit Suisse USA Inc.
5.13%, 08/15/15	150	151,788
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	202,040
4.21%, 04/15/16	300	308,562
6.63%, 08/15/17	200	221,890
8.00%, 12/15/16	100	110,306
General Electric Capital Corp.
1.00%, 01/08/16	50	50,211
1.25%, 05/15/17 (Call 04/13/17)[a]	400	402,459
1.50%, 07/12/16	100	101,090
1.60%, 11/20/17	225	227,651
1.63%, 07/02/15	25	25,054
2.20%, 01/09/20 (Call 12/09/19)	100	101,260
3.50%, 06/29/15	100	100,531
6.00%, 08/07/19	50	58,476
HSBC Finance Corp.
5.50%, 01/19/16	200	206,255
International Lease Finance Corp.
6.75%, 09/01/16[d]	75	79,439
Jefferies Group LLC
5.13%, 04/13/18	50	52,580
Nomura Holdings Inc.
2.75%, 03/19/19	50	51,051

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
NYSE Holdings LLC
2.00%, 10/05/17	$50	$50,675
Vesey Street Investment Trust I
4.40%, 09/01/16[c]	300	311,607

		3,658,332
ELECTRIC — 1.45%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,306
Dominion Resources Inc./VA
6.40%, 06/15/18	75	85,337
Duke Energy Corp.
1.63%, 08/15/17	25	25,246
2.10%, 06/15/18 (Call 05/15/18)	100	101,786
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	26,222
Exelon Generation Co. LLC
5.20%, 10/01/19	50	55,519
6.20%, 10/01/17	75	82,636
Georgia Power Co.
4.25%, 12/01/19	25	27,500
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	25	25,679
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	60,733
Southern Co. (The)
2.45%, 09/01/18	25	25,590
Virginia Electric and Power Co.
5.40%, 04/30/18	50	55,654

		622,208
ELECTRONICS — 0.43%
Honeywell International Inc.
5.30%, 03/01/18	75	83,298
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	50	50,232
3.20%, 03/01/16	50	50,968

		184,498
ENTERTAINMENT — 0.12%
International Game Technology
7.50%, 06/15/19	50	53,250

		53,250

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.
5.50%, 09/15/19	$50	$56,631
Waste Management Inc.
2.60%, 09/01/16	50	51,013

		107,644
FOOD — 2.00%
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,984
General Mills Inc.
2.20%, 10/21/19	75	75,397
Kraft Foods Group Inc.
2.25%, 06/05/17	100	101,707
6.13%, 08/23/18	50	56,674
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,604
Mondelez International Inc.
4.13%, 02/09/16	50	51,257
5.38%, 02/10/20	100	113,749
6.50%, 08/11/17	50	55,764
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	75	76,342
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	50,985
Unilever Capital Corp.
0.85%, 08/02/17	200	199,691

		857,154
FOREST PRODUCTS & PAPER — 0.27%
International Paper Co.
7.95%, 06/15/18	100	117,514

		117,514
GAS — 0.20%
Sempra Energy
6.50%, 06/01/16	50	53,010
9.80%, 02/15/19	25	31,958

		84,968
HEALTH CARE — PRODUCTS — 1.00%
Baxter International Inc.
0.95%, 06/01/16	50	50,032
Becton Dickinson and Co.
2.68%, 12/15/19	75	76,509

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Boston Scientific Corp.
2.65%, 10/01/18	$50	$50,968
Medtronic Inc.
1.38%, 04/01/18	75	75,065
1.50%, 03/15/18[d]	50	50,276
Stryker Corp.
2.00%, 09/30/16	25	25,417
Zimmer Holdings Inc.
2.00%, 04/01/18	50	50,464
2.70%, 04/01/20 (Call 03/01/20)	50	50,590

		429,321
HEALTH CARE — SERVICES — 0.53%
Anthem Inc.
1.25%, 09/10/15	50	50,111
2.25%, 08/15/19	25	25,041
2.30%, 07/15/18	50	50,877
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,118
1.40%, 10/15/17	50	50,365

		226,512
HOLDING COMPANIES — DIVERSIFIED — 0.23%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	100	100,118

		100,118
HOUSEHOLD PRODUCTS & WARES — 0.14%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	59,816

		59,816
INSURANCE — 2.27%
ACE INA Holdings Inc.
5.70%, 02/15/17	50	54,039
Aflac Inc.
2.65%, 02/15/17	75	77,291
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,480
5.85%, 01/16/18	100	111,227
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	100	100,106
1.60%, 05/15/17	200	202,799
Berkshire Hathaway Inc.
2.20%, 08/15/16	100	102,049

Security	Principal (000s)	Value
MetLife Inc.
1.76%, 12/15/17	$50	$50,522
7.72%, 02/15/19	50	60,396
Series A
6.82%, 08/15/18	100	116,457
Prudential Financial Inc.
Series D
4.75%, 09/17/15	50	50,725

		976,091
INTERNET — 0.70%
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	50	51,017
eBay Inc.
1.35%, 07/15/17	50	49,942
2.20%, 08/01/19 (Call 07/01/19)	200	199,744

		300,703
MACHINERY — 1.69%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	75,277
2.05%, 08/01/16	50	50,921
5.45%, 04/15/18	25	27,885
7.05%, 10/01/18	100	117,076
Series G
1.25%, 11/06/17	50	50,099
John Deere Capital Corp.
0.95%, 06/29/15	25	25,025
1.13%, 06/12/17	200	200,833
1.55%, 12/15/17	100	100,997
1.95%, 12/13/18	50	50,484
2.25%, 06/07/16	25	25,474

		724,071
MANUFACTURING — 1.05%
3M Co.
1.38%, 09/29/16	50	50,559
Danaher Corp.
5.40%, 03/01/19	50	56,543
Eaton Corp.
0.95%, 11/02/15	50	50,053
1.50%, 11/02/17	25	25,158
General Electric Co.
5.25%, 12/06/17	175	192,776
Illinois Tool Works Inc.
0.90%, 02/25/17	75	75,053

		450,142

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MEDIA — 3.34%
21st Century Fox America Inc.
6.90%, 03/01/19	$50	$59,055
Comcast Corp.
5.70%, 05/15/18	150	169,067
5.85%, 11/15/15[a]	50	51,422
6.30%, 11/15/17	50	56,342
6.50%, 01/15/17	50	54,674
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	153,073
5.20%, 03/15/20	100	112,477
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,979
Time Warner Cable Inc.
5.00%, 02/01/20	75	79,052
5.85%, 05/01/17	50	53,681
6.75%, 07/01/18	50	55,654
8.25%, 04/01/19	50	58,543
Time Warner Inc.
2.10%, 06/01/19	50	50,116
3.15%, 07/15/15	50	50,198
5.88%, 11/15/16	25	26,807
Viacom Inc.
2.50%, 09/01/18	100	101,767
Walt Disney Co. (The)
0.45%, 12/01/15	50	50,007
1.10%, 12/01/17	200	200,017
1.85%, 05/30/19	25	25,157

		1,432,088
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
0.70%, 12/20/15	25	24,968

		24,968
MINING — 1.79%
Barrick Gold Corp.
6.95%, 04/01/19	50	58,204
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	175	177,505
5.40%, 03/29/17	50	54,101
Freeport-McMoRan Inc.
2.15%, 03/01/17	50	50,218
2.30%, 11/14/17	100	100,054

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	$125	$127,064
Rio Tinto Finance USA PLC
1.38%, 06/17/16	50	50,245
1.63%, 08/21/17 (Call 07/21/17)	75	75,352
2.25%, 12/14/18 (Call 11/14/18)	50	50,457
Teck Resources Ltd.
3.00%, 03/01/19[a]	25	24,825

		768,025
OFFICE & BUSINESS EQUIPMENT — 0.36%
Xerox Corp.
2.75%, 03/15/19	50	50,693
6.40%, 03/15/16	100	104,546

		155,239
OIL & GAS — 6.75%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	53,225
6.38%, 09/15/17	50	55,490
BP Capital Markets PLC
2.24%, 09/26/18	50	50,937
2.24%, 05/10/19	75	75,838
2.25%, 11/01/16	200	203,841
2.32%, 02/13/20[a]	50	50,616
3.13%, 10/01/15	50	50,539
Canadian Natural Resources Ltd.
5.70%, 05/15/17	100	108,048
Chevron Corp.
1.35%, 11/15/17	50	50,310
1.72%, 06/24/18 (Call 05/24/18)	175	177,220
1.96%, 03/03/20 (Call 02/03/20)	100	100,608
ConocoPhillips
5.75%, 02/01/19	50	57,232
6.00%, 01/15/20	50	58,703
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	53,433
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	50	49,782
Devon Energy Corp.
6.30%, 01/15/19	25	28,588
EOG Resources Inc.
5.63%, 06/01/19	50	57,151
EQT Corp.
8.13%, 06/01/19	25	29,732

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Exxon Mobil Corp.
0.92%, 03/15/17	$200	$200,586
1.82%, 03/15/19 (Call 02/15/19)	25	25,286
Hess Corp.
8.13%, 02/15/19[a]	50	59,737
Marathon Oil Corp.
0.90%, 11/01/15	50	49,948
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,660
Petro-Canada
6.05%, 05/15/18	50	56,236
Phillips 66
2.95%, 05/01/17	25	25,821
Pride International Inc.
8.50%, 06/15/19[a]	50	59,719
Shell International Finance BV
0.90%, 11/15/16	200	200,636
2.00%, 11/15/18	75	76,190
3.10%, 06/28/15	50	50,204
4.30%, 09/22/19	50	55,276
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	50	51,829
Statoil ASA
1.80%, 11/23/16	75	76,066
2.25%, 11/08/19	75	76,472
3.13%, 08/17/17	50	52,224
Total Capital International SA
1.00%, 08/12/16	75	75,320
1.50%, 02/17/17	50	50,536
2.10%, 06/19/19	100	101,196
Total Capital SA
2.13%, 08/10/18	100	102,202
Valero Energy Corp.
6.13%, 02/01/20	50	57,649
9.38%, 03/15/19	25	31,224

		2,896,310
OIL & GAS SERVICES — 0.26%
Halliburton Co.
6.15%, 09/15/19	50	58,185
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	25	26,519
9.63%, 03/01/19	25	29,038

		113,742

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.70%
Abbott Laboratories
2.00%, 03/15/20	$50	$50,180
AbbVie Inc.
1.20%, 11/06/15	50	50,125
1.75%, 11/06/17	125	125,773
2.00%, 11/06/18	50	50,162
Actavis Funding SCS
1.85%, 03/01/17	50	50,395
2.35%, 03/12/18	50	50,653
2.45%, 06/15/19	125	125,014
3.00%, 03/12/20 (Call 02/12/20)	75	76,304
AstraZeneca PLC
5.90%, 09/15/17	150	166,340
Eli Lilly & Co.
1.95%, 03/15/19	50	50,562
Express Scripts Holding Co.
2.25%, 06/15/19	50	50,043
3.13%, 05/15/16	25	25,580
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	50	56,288
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	125	126,496
Johnson & Johnson
1.88%, 12/05/19	75	76,066
2.15%, 05/15/16	50	50,787
McKesson Corp.
2.28%, 03/15/19	25	25,225
3.25%, 03/01/16	75	76,506
Medco Health Solutions Inc.
7.13%, 03/15/18	250	287,626
Merck & Co. Inc.
0.70%, 05/18/16	100	100,308
1.10%, 01/31/18	50	49,876
1.85%, 02/10/20	50	50,152
Mylan Inc.
1.80%, 06/24/16	50	50,309
Novartis Securities Investment Ltd.
5.13%, 02/10/19	125	140,369
Pfizer Inc.
1.10%, 05/15/17	150	150,691
1.50%, 06/15/18	50	50,305
2.10%, 05/15/19	125	126,947

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Sanofi
1.25%, 04/10/18	$50	$50,069
2.63%, 03/29/16	50	50,964
Wyeth LLC
5.45%, 04/01/17	50	54,265

		2,444,380
PIPELINES — 1.72%
Enterprise Products Operating LLC
1.25%, 08/13/15	50	50,093
6.50%, 01/31/19	50	57,633
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	50,945
5.95%, 02/15/18	25	27,585
Kinder Morgan Inc./DE
2.00%, 12/01/17	100	99,979
3.05%, 12/01/19 (Call 11/01/19)	75	75,744
ONEOK Partners LP
8.63%, 03/01/19[a]	100	119,917
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,288
TransCanada PipeLines Ltd.
0.75%, 01/15/16	150	149,993
Williams Partners LP
5.25%, 03/15/20	50	55,365

		737,542
REAL ESTATE INVESTMENT TRUSTS — 0.69%
American Tower Corp.
3.40%, 02/15/19	50	51,664
HCP Inc.
6.70%, 01/30/18	50	56,384
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,696
5.65%, 02/01/20 (Call 11/01/19)	50	57,746
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	50	53,221

		295,711
RETAIL — 2.33%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,100
1.70%, 12/15/19	100	99,612

Security	Principal (000s)	Value
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	$75	$76,601
3.25%, 05/18/15	50	50,049
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	101,659
5.40%, 03/01/16	50	52,049
McDonald’s Corp.
5.35%, 03/01/18	50	55,500
5.80%, 10/15/17	25	27,748
Target Corp.
2.30%, 06/26/19	100	101,975
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,202
1.00%, 04/21/17	50	50,229
1.50%, 10/25/15[a]	100	100,546
1.95%, 12/15/18	50	51,136
Walgreen Co.
5.25%, 01/15/19	50	55,794
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	25	25,513

		998,713
SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	25	25,976

		25,976
SEMICONDUCTORS — 0.87%
Intel Corp.
1.35%, 12/15/17	100	100,420
Texas Instruments Inc.
1.00%, 05/01/18	275	272,606

		373,026
SOFTWARE — 1.43%
Microsoft Corp.
1.63%, 09/25/15	50	50,210
1.63%, 12/06/18	50	50,564
1.85%, 02/12/20 (Call 01/12/20)	50	50,306
4.20%, 06/01/19	25	27,577
Oracle Corp.
1.20%, 10/15/17	300	300,522
2.38%, 01/15/19	75	76,757
5.75%, 04/15/18	50	56,193

		612,129

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 5.23%
AT&T Inc.
0.90%, 02/12/16	$75	$74,946
1.70%, 06/01/17	100	100,582
2.30%, 03/11/19[a]	50	50,344
5.50%, 02/01/18	250	274,925
5.80%, 02/15/19	75	84,673
British Telecommunications PLC
5.95%, 01/15/18	100	111,420
Cisco Systems Inc.
1.10%, 03/03/17	50	50,267
2.13%, 03/01/19	175	178,007
4.45%, 01/15/20	50	55,577
5.50%, 02/22/16	50	52,012
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	78,122
Orange SA
2.13%, 09/16/15	50	50,262
2.75%, 09/14/16	50	51,127
Telefonica Emisiones SAU
3.99%, 02/16/16	50	51,147
5.88%, 07/15/19	50	57,322
6.42%, 06/20/16	50	52,957
Verizon Communications Inc.
1.35%, 06/09/17	300	299,855
2.00%, 11/01/16	25	25,325
2.63%, 02/21/20	50	50,676
3.65%, 09/14/18	100	106,133
5.50%, 02/15/18	75	82,889
Vodafone Group PLC
1.50%, 02/19/18	50	49,920
1.63%, 03/20/17	200	201,262
5.63%, 02/27/17	50	53,841

		2,243,591
TRANSPORTATION — 0.52%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	50	54,489
Canadian National Railway Co.
5.55%, 03/01/19	50	56,731
Norfolk Southern Corp.
5.75%, 04/01/18	50	55,903

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.13%, 04/01/19	$50	$56,579

		223,702

TOTAL CORPORATE BONDS & NOTES
(Cost: $42,378,447)		42,518,543

SHORT-TERM INVESTMENTS — 4.85%

MONEY MARKET FUNDS — 4.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,e,f]	1,673	1,672,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,e,f]	240	240,100
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	169	169,060

		2,082,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,082,105)		2,082,105

TOTAL INVESTMENTS IN SECURITIES — 103.95%
(Cost: $44,460,552)		44,600,648
Other Assets, Less Liabilities — (3.95)%		(1,694,130)

NET ASSETS — 100.00%		$42,906,518

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.38%

AEROSPACE & DEFENSE — 1.80%
Boeing Capital Corp.
4.70%, 10/27/19	$250	$280,679
Boeing Co. (The)
4.88%, 02/15/20	600	681,641
General Dynamics Corp.
1.00%, 11/15/17	150	149,576
2.25%, 07/15/16	100	102,072
3.60%, 11/15/42 (Call 05/15/42)	150	143,517
3.88%, 07/15/21 (Call 04/15/21)	350	379,720
Lockheed Martin Corp.
3.35%, 09/15/21	400	422,584
3.60%, 03/01/35 (Call 09/01/34)	25	24,218
3.80%, 03/01/45 (Call 09/01/44)	300	286,760
4.07%, 12/15/42	200	199,464
4.85%, 09/15/41	300	333,663
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	650	646,620
3.13%, 10/15/20	150	157,023
United Technologies Corp.
1.80%, 06/01/17	900	916,433
3.10%, 06/01/22	875	903,390
4.50%, 06/01/42	1,400	1,482,497
5.70%, 04/15/40	75	92,477
6.13%, 02/01/19	25	28,884

		7,231,218
AGRICULTURE — 1.16%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	150,499
4.48%, 03/01/21	250	279,294
5.45%, 03/15/18	300	334,398
5.77%, 03/01/41[a]	225	285,765
Philip Morris International Inc.
1.13%, 08/21/17	1,325	1,328,367
2.50%, 08/22/22	475	466,392
3.60%, 11/15/23	400	419,639
3.88%, 08/21/42	850	812,512
4.13%, 03/04/43	200	198,319
4.25%, 11/10/44	150	151,361
4.38%, 11/15/41	100	102,039
5.65%, 05/16/18	100	112,500

		4,641,085

Security	Principal (000s)	Value
AIRLINES — 0.29%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	$400	$406,000
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[b]	138	147,613
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	600	630,000

		1,183,613
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	250	243,799

		243,799
AUTO MANUFACTURERS — 1.34%
American Honda Finance Corp.
2.13%, 10/10/18	500	509,514
2.25%, 08/15/19	400	405,914
Daimler Finance North America LLC
8.50%, 01/18/31	325	502,109
Toyota Motor Credit Corp.
1.75%, 05/22/17	1,600	1,624,940
2.00%, 09/15/16[b]	750	763,672
2.00%, 10/24/18	300	304,915
2.10%, 01/17/19	150	152,314
2.63%, 01/10/23	750	749,447
3.30%, 01/12/22	350	367,262

		5,380,087
BANKS — 34.24%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	600	600,681
4.00%, 03/13/24[b]	500	529,250
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	150	149,896
1.45%, 05/15/18	500	496,387
1.88%, 10/06/17	250	252,629
2.25%, 06/13/19	200	202,367
Bank of America Corp.
2.60%, 01/15/19	500	508,158
3.30%, 01/11/23	700	702,563

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.13%, 01/22/24	$350	$369,672
4.88%, 04/01/44	250	272,949
5.00%, 05/13/21	100	111,609
5.63%, 07/01/20	100	114,485
5.70%, 01/24/22	250	289,605
5.75%, 12/01/17	500	548,787
5.88%, 02/07/42	1,000	1,227,671
6.40%, 08/28/17	1,800	1,989,703
6.50%, 08/01/16	950	1,010,869
6.50%, 07/15/18	75	85,263
6.88%, 04/25/18	350	398,465
7.63%, 06/01/19	2,050	2,462,501
Series 1
3.75%, 07/12/16	1,000	1,030,049
Bank of America N.A.
1.65%, 03/26/18	500	500,493
Bank of Montreal
1.30%, 07/15/16	450	452,622
1.40%, 09/11/17	650	652,061
1.45%, 04/09/18 (Call 03/09/18)	300	300,126
2.55%, 11/06/22 (Call 10/06/22)	300	296,044
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	300	298,210
2.10%, 01/15/19 (Call 12/15/18)	350	352,569
2.30%, 07/28/16	690	702,646
3.25%, 09/11/24 (Call 08/11/24)	400	409,825
3.40%, 05/15/24 (Call 04/15/24)	250	255,328
3.55%, 09/23/21 (Call 08/23/21)	350	372,612
3.65%, 02/04/24 (Call 01/05/24)	100	105,752
Series G
2.15%, 02/24/20 (Call 01/24/20)[b]	500	502,258
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	550	549,441
2.05%, 06/05/19	850	853,016
2.55%, 01/12/17	1,250	1,282,878
Bank One Corp.
8.00%, 04/29/27	25	34,035
Barclays Bank PLC
2.50%, 02/20/19	600	611,162
3.75%, 05/15/24[b]	750	780,630
5.00%, 09/22/16	250	263,629
5.13%, 01/08/20	400	452,971
6.75%, 05/22/19	250	295,108

Security	Principal (000s)	Value
Barclays PLC
2.00%, 03/16/18	$500	$502,577
3.65%, 03/16/25	250	247,632
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,050	1,057,659
2.25%, 02/01/19 (Call 01/02/19)	400	402,964
BNP Paribas SA
2.38%, 09/14/17	250	254,995
2.40%, 12/12/18	500	508,425
2.45%, 03/17/19	200	203,721
3.25%, 03/03/23	500	506,376
5.00%, 01/15/21	600	679,645
BPCE SA
2.50%, 12/10/18	250	255,513
2.50%, 07/15/19	250	254,414
4.00%, 04/15/24[b]	500	525,538
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	250	254,526
2.85%, 04/01/21 (Call 03/01/21)	600	616,620
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16	350	352,264
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,065
2.95%, 07/23/21 (Call 06/23/21)	500	502,535
Citigroup Inc.
1.70%, 04/27/18	300	299,088
1.75%, 05/01/18	550	548,483
1.80%, 02/05/18	600	599,754
2.40%, 02/18/20	750	749,676
2.50%, 09/26/18	800	814,016
2.50%, 07/29/19	250	252,621
3.38%, 03/01/23	500	506,166
4.45%, 01/10/17	1,700	1,787,435
4.50%, 01/14/22	1,150	1,254,328
5.38%, 08/09/20	125	142,053
5.85%, 08/02/16	200	211,620
5.88%, 01/30/42	150	184,138
6.13%, 11/21/17	750	831,388
6.13%, 05/15/18	1,000	1,122,128
6.88%, 03/05/38[b]	17	22,885
8.13%, 07/15/39	850	1,293,660
8.50%, 05/22/19	350	433,013

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Comerica Bank
5.75%, 11/21/16	$250	$267,343
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	250	249,686
1.90%, 09/18/17	700	707,126
2.25%, 03/13/19	500	504,824
2.30%, 03/12/20	250	251,844
2.50%, 09/20/18[b]	100	102,904
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[b]	400	405,133
3.38%, 01/19/17	1,250	1,299,018
3.88%, 02/08/22	550	587,074
3.95%, 11/09/22	500	514,919
5.25%, 05/24/41	300	349,814
5.75%, 12/01/43	500	595,756
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[c]	500	498,128
Credit Suisse/New York NY
1.70%, 04/27/18	500	499,349
1.75%, 01/29/18	250	250,901
2.30%, 05/28/19	1,250	1,259,744
3.00%, 10/29/21	500	507,709
3.63%, 09/09/24	750	766,705
4.38%, 08/05/20[b]	800	880,156
Deutsche Bank AG/London
1.40%, 02/13/17	250	250,249
1.88%, 02/13/18	560	560,903
3.70%, 05/30/24	515	521,925
6.00%, 09/01/17	850	933,181
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	500	499,906
2.38%, 04/25/19 (Call 03/25/19)	350	354,387
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,000	1,016,149
2.55%, 10/23/19[b]	750	755,726
2.60%, 04/23/20 (Call 03/23/20)	1,335	1,341,785
2.90%, 07/19/18	300	308,887
3.63%, 01/22/23	800	820,576
4.00%, 03/03/24	150	156,520
4.80%, 07/08/44 (Call 01/08/44)	200	212,409

Security	Principal (000s)	Value
5.25%, 07/27/21	$200	$225,552
5.38%, 03/15/20	500	563,847
5.75%, 01/24/22	1,475	1,708,266
6.13%, 02/15/33	700	871,028
6.15%, 04/01/18	1,575	1,763,308
6.25%, 09/01/17	50	55,190
6.25%, 02/01/41	650	817,009
7.50%, 02/15/19	150	177,904
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	1,150	1,282,702
HSBC Holdings PLC
4.00%, 03/30/22	175	187,030
4.25%, 03/14/24[b]	500	520,407
4.88%, 01/14/22	100	111,978
5.10%, 04/05/21	475	538,743
5.25%, 03/14/44	500	553,665
6.50%, 05/02/36	950	1,192,007
6.50%, 09/15/37	900	1,137,869
HSBC USA Inc.
1.50%, 11/13/17[b]	120	120,169
1.70%, 03/05/18[b]	200	200,248
2.25%, 06/23/19[b]	500	502,972
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	500	501,113
JPMorgan Chase & Co.
1.63%, 05/15/18	100	99,441
1.80%, 01/25/18[b]	250	250,763
2.00%, 08/15/17	600	608,171
2.25%, 01/23/20 (Call 12/23/19)	150	149,535
2.35%, 01/28/19	1,400	1,419,119
3.15%, 07/05/16	950	974,265
3.20%, 01/25/23	450	454,130
3.25%, 09/23/22[b]	950	962,765
3.38%, 05/01/23	100	99,720
3.88%, 02/01/24	850	890,451
3.88%, 09/10/24[b]	600	607,017
4.35%, 08/15/21	175	191,177
4.63%, 05/10/21	250	276,751
4.85%, 02/01/44[b]	200	221,354
5.40%, 01/06/42	800	939,383
5.60%, 07/15/41	50	60,101
6.00%, 01/15/18	600	666,827
6.30%, 04/23/19	700	809,624
6.40%, 05/15/38	425	553,471

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$1,400	$1,544,973
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,434
2.25%, 03/16/20	250	250,692
Lloyds Bank PLC
2.35%, 09/05/19	300	302,606
2.40%, 03/17/20	400	403,136
4.20%, 03/28/17	750	791,396
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	248,647
2.10%, 02/06/20 (Call 01/06/20)	500	497,312
2.25%, 07/25/19 (Call 06/25/19)	250	251,291
2.30%, 01/30/19 (Call 12/30/18)	250	252,554
Morgan Stanley
2.13%, 04/25/18	500	503,756
2.50%, 01/24/19	600	609,874
3.75%, 02/25/23	850	879,375
4.30%, 01/27/45	500	493,679
4.75%, 03/22/17	1,200	1,273,309
5.50%, 01/26/20	650	736,274
5.50%, 07/28/21	800	923,407
5.63%, 09/23/19	850	960,279
5.75%, 01/25/21	150	173,804
6.38%, 07/24/42	775	999,391
6.63%, 04/01/18	2,450	2,768,324
Series F
3.88%, 04/29/24	1,000	1,032,985
MUFG Union Bank N.A.
2.13%, 06/16/17	350	354,460
2.63%, 09/26/18 (Call 08/26/18)	500	511,365
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,083
2.75%, 03/09/17	700	720,067
3.00%, 01/20/23[b]	250	252,656
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	248,998
Northern Trust Corp.
2.38%, 08/02/22	325	319,229
3.95%, 10/30/25	250	264,424
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[d]	1,250	1,248,535
2.20%, 01/28/19 (Call 12/29/18)[d]	250	252,469

Security	Principal (000s)	Value
2.70%, 11/01/22 (Call 10/01/22)[d]	$250	$246,230
2.95%, 01/30/23 (Call 12/30/22)[d]	400	397,374
4.20%, 11/01/25 (Call 10/02/25)[d]	350	378,379
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	650	664,125
5.13%, 02/08/20[d]	525	594,425
Royal Bank of Canada
1.20%, 01/23/17	900	903,642
1.45%, 09/09/16	100	100,762
2.15%, 03/15/19[b]	500	505,590
2.20%, 07/27/18	550	560,984
2.30%, 07/20/16	250	254,500
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	500	591,568
Societe Generale SA
2.75%, 10/12/17	500	513,949
State Street Corp.
3.10%, 05/15/23	300	300,096
3.70%, 11/20/23[b]	500	530,670
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	251,195
1.50%, 01/18/18	500	497,949
1.80%, 07/18/17	700	703,437
2.45%, 01/10/19	500	507,083
3.00%, 01/18/23	250	249,389
3.40%, 07/11/24	500	512,495
Svenska Handelsbanken AB
1.63%, 03/21/18[b]	500	502,253
2.88%, 04/04/17	350	361,575
3.13%, 07/12/16	500	513,135
Toronto-Dominion Bank (The)
1.40%, 04/30/18	750	749,015
1.50%, 09/09/16[b]	100	100,856
2.13%, 07/02/19	100	100,940
2.25%, 11/05/19	300	303,230
2.38%, 10/19/16	575	588,492
2.63%, 09/10/18	500	516,439
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	700	708,613
2.20%, 04/25/19 (Call 03/25/19)	1,000	1,012,768
2.95%, 07/15/22 (Call 06/15/22)	450	451,566
3.00%, 03/15/22 (Call 02/15/22)	400	407,511

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Series F
2.20%, 11/15/16 (Call 10/14/16)	$250	$254,815
3.60%, 09/11/24 (Call 08/11/24)[b]	500	516,940
UBS AG/Stamford CT
1.80%, 03/26/18	500	500,773
2.38%, 08/14/19	500	504,796
4.88%, 08/04/20	700	787,322
5.75%, 04/25/18	100	111,531
5.88%, 12/20/17	900	996,121
Wachovia Corp.
5.50%, 08/01/35	350	403,997
5.63%, 10/15/16	625	663,724
5.75%, 06/15/17	700	766,329
Wells Fargo & Co.
1.40%, 09/08/17	250	250,790
1.50%, 01/16/18	500	501,123
2.10%, 05/08/17	500	509,827
2.15%, 01/15/19[b]	2,500	2,523,197
3.00%, 01/22/21	650	670,407
3.50%, 03/08/22	975	1,023,766
3.68%, 06/15/16[a]	225	231,849
3.90%, 05/01/45	200	194,612
4.10%, 06/03/26[b]	500	517,335
4.13%, 08/15/23[b]	100	105,673
4.48%, 01/16/24[b]	350	374,851
4.60%, 04/01/21	500	558,304
5.61%, 01/15/44	1,522	1,773,675
5.63%, 12/11/17	250	276,760
Series M
3.45%, 02/13/23	925	938,533
Series N
2.15%, 01/30/20	95	95,002
Westpac Banking Corp.
1.60%, 01/12/18	500	500,853
2.00%, 08/14/17	550	557,854
2.25%, 01/17/19[b]	350	355,509
4.88%, 11/19/19	425	473,588

		137,464,579
BEVERAGES — 3.92%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	1,250	1,270,830
2.63%, 01/17/23	700	687,464

Security	Principal (000s)	Value
3.70%, 02/01/24[b]	$250	$262,087
4.63%, 02/01/44	200	216,344
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,700	1,712,637
2.50%, 07/15/22	200	196,165
3.75%, 07/15/42	800	753,550
8.20%, 01/15/39	250	385,632
Coca-Cola Co. (The)
0.75%, 11/01/16	200	200,170
1.15%, 04/01/18	350	349,350
1.65%, 03/14/18[b]	400	405,799
1.65%, 11/01/18	350	354,600
1.80%, 09/01/16	200	203,013
2.45%, 11/01/20[b]	450	462,649
2.50%, 04/01/23	400	397,281
3.30%, 09/01/21	450	478,853
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	400	408,543
3.88%, 11/26/23	250	266,119
Diageo Capital PLC
1.50%, 05/11/17	1,225	1,236,941
2.63%, 04/29/23 (Call 01/29/23)	600	590,604
Diageo Investment Corp.
4.25%, 05/11/42	350	358,754
PepsiCo Inc.
0.95%, 02/22/17	100	100,030
2.25%, 01/07/19 (Call 12/07/18)	700	714,391
2.50%, 05/10/16	250	254,244
2.75%, 03/05/22	1,700	1,730,273
2.75%, 03/01/23	750	752,861
2.75%, 04/30/25	250	246,010
3.60%, 08/13/42	350	327,082
4.00%, 03/05/42	275	275,166
7.90%, 11/01/18	125	150,729

		15,748,171
BIOTECHNOLOGY — 0.64%
Gilead Sciences Inc.
2.35%, 02/01/20	1,000	1,019,431
3.50%, 02/01/25 (Call 11/01/24)	500	518,599
4.50%, 02/01/45 (Call 08/01/44)	1,000	1,050,782

		2,588,812

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.17%
EI du Pont de Nemours & Co.
3.63%, 01/15/21	$550	$586,038
4.15%, 02/15/43[b]	400	401,555
6.00%, 07/15/18	500	568,212
Lubrizol Corp.
8.88%, 02/01/19	150	186,521
Monsanto Co.
2.13%, 07/15/19	250	251,864
3.95%, 04/15/45 (Call 10/15/44)	50	48,160
4.20%, 07/15/34 (Call 01/15/34)	700	729,938
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[b]	500	524,155
5.63%, 12/01/40[b]	150	182,080
6.50%, 05/15/19	100	117,210
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	175	169,295
3.55%, 11/07/42 (Call 05/07/42)	250	234,267
4.50%, 08/15/19	400	443,691
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	249,402

		4,692,388
COMMERCIAL SERVICES — 0.38%
Catholic Health Initiatives
2.95%, 11/01/22	425	420,893
Massachusetts Institute of Technology
5.60%, 07/01/11	310	402,492
MasterCard Inc.
2.00%, 04/01/19	250	252,457
3.38%, 04/01/24	250	260,359
Princeton University
5.70%, 03/01/39	100	131,943
Series A
4.95%, 03/01/19	50	56,125

		1,524,269
COMPUTERS — 3.08%
Apple Inc.
0.45%, 05/03/16	150	149,830
1.00%, 05/03/18	1,000	993,676
1.55%, 02/07/20[b]	750	741,832
2.10%, 05/06/19	500	508,719
2.40%, 05/03/23	1,100	1,072,862

Security	Principal (000s)	Value
2.85%, 05/06/21	$750	$777,353
3.45%, 05/06/24	500	523,075
3.45%, 02/09/45	590	529,431
3.85%, 05/04/43	500	482,035
4.45%, 05/06/44	250	265,380
EMC Corp./MA
1.88%, 06/01/18	500	504,948
2.65%, 06/01/20	500	512,964
3.38%, 06/01/23 (Call 03/01/23)[b]	250	257,467
International Business Machines Corp.
0.45%, 05/06/16	250	249,715
1.25%, 02/08/18	500	501,154
1.63%, 05/15/20[b]	500	493,677
1.88%, 05/15/19	300	302,166
3.63%, 02/12/24	500	526,107
4.00%, 06/20/42	610	581,330
5.70%, 09/14/17	1,500	1,662,299
7.63%, 10/15/18	600	720,715

		12,356,735
COSMETICS & PERSONAL CARE — 0.67%
Colgate-Palmolive Co.
1.75%, 03/15/19	250	249,726
1.95%, 02/01/23	350	334,229
Procter & Gamble Co. (The)
0.75%, 11/04/16	250	250,326
1.45%, 08/15/16	910	918,821
5.55%, 03/05/37	735	944,457

		2,697,559
DIVERSIFIED FINANCIAL SERVICES — 5.48%
American Express Co.
2.65%, 12/02/22	143	140,912
4.05%, 12/03/42	337	328,990
7.00%, 03/19/18	400	459,580
American Express Credit Corp.
1.30%, 07/29/16	600	603,236
1.55%, 09/22/17	185	185,810
2.13%, 07/27/18	600	608,662
2.13%, 03/18/19	500	503,452
2.25%, 08/15/19	200	202,131
2.38%, 03/24/17	825	846,057
2.80%, 09/19/16	900	923,287

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ameriprise Financial Inc.
4.00%, 10/15/23	$100	$107,068
5.30%, 03/15/20	500	572,742
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	1,000	1,000,374
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	334,876
CME Group Inc./IL
3.00%, 09/15/22	350	359,441
3.00%, 03/15/25 (Call 12/15/24)	250	250,092
5.30%, 09/15/43 (Call 03/15/43)	100	120,460
General Electric Capital Corp.
1.63%, 04/02/18[b]	500	505,143
2.30%, 04/27/17	850	872,333
2.30%, 01/14/19	1,300	1,330,725
3.10%, 01/09/23	450	464,773
4.63%, 01/07/21	1,250	1,408,282
4.65%, 10/17/21	550	624,032
5.63%, 09/15/17	150	165,613
5.63%, 05/01/18	700	785,604
5.88%, 01/14/38	2,175	2,811,780
6.15%, 08/07/37	100	133,885
6.38%, 11/15/67 (Call 11/15/17)[e]	1,000	1,093,750
HSBC Finance Corp.
6.68%, 01/15/21	800	943,500
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	256,387
4.00%, 10/15/23	250	265,752
Invesco Finance PLC
3.13%, 11/30/22	300	301,601
Murray Street Investment Trust I
4.65%, 03/09/17[a]	850	898,569
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	450	444,498
10.38%, 11/01/18	300	385,760
NYSE Holdings LLC
2.00%, 10/05/17	250	253,489
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	202,063
5.60%, 12/01/19	250	288,167

		21,982,876

Security	Principal (000s)	Value
ELECTRIC — 3.63%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	$145	$142,284
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	188,114
Commonwealth Edison Co.
5.80%, 03/15/18	600	675,235
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	325	324,656
4.45%, 03/15/44 (Call 09/15/43)	225	239,849
7.13%, 12/01/18	250	294,324
Series 08-B
6.75%, 04/01/38	350	478,848
Consumers Energy Co.
6.70%, 09/15/19	250	297,918
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[b]	200	199,039
4.00%, 09/30/42 (Call 03/30/42)[b]	1,175	1,213,139
5.30%, 02/15/40	75	91,637
7.00%, 11/15/18	700	827,291
Duke Energy Florida Inc.
6.40%, 06/15/38	200	270,999
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	200,675
5.30%, 01/15/19	50	55,903
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	100,576
4.05%, 06/01/42 (Call 12/01/41)	650	677,464
4.05%, 10/01/44 (Call 04/01/44)[b]	105	110,032
5.69%, 03/01/40	150	195,415
Georgia Power Co.
4.25%, 12/01/19	250	273,605
4.30%, 03/15/42	600	626,814
Series 10-C
4.75%, 09/01/40	100	111,086
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,113
5.13%, 11/01/40 (Call 05/01/40)	250	298,804
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	450	475,286
5.40%, 01/15/40[b]	150	178,117

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.80%, 03/01/37	$150	$184,662
6.05%, 03/01/34	1,200	1,531,366
PacifiCorp
6.00%, 01/15/39	500	655,311
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	264,954
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	98,053
San Diego Gas & Electric Co.
4.50%, 08/15/40	150	164,992
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	313,155
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	382,752
4.65%, 10/01/43 (Call 04/01/43)	275	310,592
5.50%, 03/15/40	350	432,472
Series 08-A
5.95%, 02/01/38	50	64,330
Southern Co. (The)
2.45%, 09/01/18[b]	100	102,534
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	150	163,617
5.40%, 04/30/18	475	527,988
8.88%, 11/15/38	475	780,087

		14,576,088
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	250	247,897

		247,897
ELECTRONICS — 0.46%
Honeywell International Inc.
4.25%, 03/01/21	300	334,198
5.30%, 03/01/18	100	111,194
5.38%, 03/01/41	375	461,986
Koninklijke Philips NV
3.75%, 03/15/22	550	575,592
5.00%, 03/15/42	100	107,483
6.88%, 03/11/38	200	261,680

		1,852,133
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17	350	353,218

Security	Principal (000s)	Value
2.88%, 05/08/22	$25	$25,285
4.38%, 05/08/42	250	265,566

		644,069
FOOD — 0.55%
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	500	513,265
5.25%, 02/12/18[b]	300	331,081
Unilever Capital Corp.
0.85%, 08/02/17	500	498,742
2.20%, 03/06/19[b]	650	662,554
5.90%, 11/15/32	150	202,916

		2,208,558
GAS — 0.11%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	200	204,398
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	200	220,840

		425,238
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	201,813

		201,813
HEALTH CARE — PRODUCTS — 2.00%
Baxter International Inc.
1.85%, 01/15/17	500	506,460
2.40%, 08/15/22	550	525,203
3.20%, 06/15/23 (Call 03/15/23)	700	700,214
5.90%, 09/01/16	30	31,999
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	250	250,956
6.55%, 10/15/37	275	370,993
Medtronic Inc.
1.38%, 04/01/18	50	50,114
3.50%, 03/15/25[c]	2,500	2,585,422
3.63%, 03/15/24 (Call 12/15/23)	300	314,260
4.00%, 04/01/43 (Call 10/01/42)	275	275,172
4.38%, 03/15/35[c]	800	844,659
4.63%, 03/15/44 (Call 09/15/43)	250	268,980
4.63%, 03/15/45[c]	250	269,493
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	250	251,781
4.75%, 04/15/43 (Call 10/15/42)	150	158,414

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Stryker Corp.
2.00%, 09/30/16	$600	$609,564

		8,013,684
HEALTH CARE — SERVICES — 1.32%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	450	451,484
2.75%, 11/15/22 (Call 08/15/22)	300	298,069
4.50%, 05/15/42 (Call 11/15/41)	525	559,114
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)[b]	250	288,436
Howard Hughes Medical Institute
3.50%, 09/01/23	500	529,069
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	277,215
UnitedHealth Group Inc.
1.40%, 10/15/17	500	504,072
2.88%, 03/15/22 (Call 12/15/21)	550	557,627
2.88%, 03/15/23	350	353,186
4.25%, 03/15/43 (Call 09/15/42)	500	516,931
6.00%, 02/15/18	50	56,320
6.88%, 02/15/38	650	909,845

		5,301,368
HOLDING COMPANIES — DIVERSIFIED — 0.02%
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	100	97,464

		97,464
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	34,856
7.50%, 11/01/18	350	418,498

		453,354
INSURANCE — 2.71%
ACE INA Holdings Inc.
3.35%, 05/15/24	200	207,184
AEGON Funding Co. LLC
5.75%, 12/15/20	250	287,560
Aflac Inc.
2.65%, 02/15/17	600	617,147
3.63%, 11/15/24	250	259,395
Allstate Corp. (The)
3.15%, 06/15/23	250	256,397
4.50%, 06/15/43	250	273,390

Security	Principal (000s)	Value
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	$100	$108,657
Axis Specialty Finance LLC
5.88%, 06/01/20	100	114,019
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,106
1.30%, 05/15/18[b]	500	501,265
1.60%, 05/15/17	600	608,672
3.00%, 05/15/22	450	463,105
4.40%, 05/15/42	200	212,593
5.75%, 01/15/40	50	63,044
Berkshire Hathaway Inc.
1.55%, 02/09/18	100	100,910
1.90%, 01/31/17	50	50,941
3.00%, 02/11/23	350	359,908
4.50%, 02/11/43	450	490,208
Chubb Corp. (The)
5.75%, 05/15/18	300	338,070
6.00%, 05/11/37	100	129,170
6.38%, 03/29/67 (Call 04/15/17)[e]	550	583,000
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[b]	250	243,427
4.13%, 05/15/43 (Call 11/15/42)	100	96,122
MetLife Inc.
1.76%, 12/15/17	375	378,811
3.00%, 03/01/25	300	298,087
4.13%, 08/13/42	610	612,853
4.88%, 11/13/43	450	502,957
6.75%, 06/01/16	150	159,331
7.72%, 02/15/19	750	907,530
Series D
4.37%, 09/15/23	450	495,975
Travelers Companies Inc. (The)
5.35%, 11/01/40	500	612,216
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	197,543

		10,880,593
INTERNET — 0.98%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	260	259,547
3.60%, 11/28/24 (Call 08/28/24)[c]	800	796,432
4.50%, 11/28/34 (Call 05/28/34)[c]	200	199,840

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Baidu Inc.
2.25%, 11/28/17	$200	$201,696
3.50%, 11/28/22[b]	500	505,461
eBay Inc.
1.35%, 07/15/17	350	349,520
2.20%, 08/01/19 (Call 07/01/19)[b]	400	398,556
2.60%, 07/15/22 (Call 04/15/22)[b]	425	406,171
3.45%, 08/01/24 (Call 05/01/24)	150	147,710
4.00%, 07/15/42 (Call 01/15/42)	100	86,601
Google Inc.
2.13%, 05/19/16	200	203,605
3.38%, 02/25/24	250	262,646
3.63%, 05/19/21[b]	125	136,079

		3,953,864
MACHINERY — 1.89%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	1,050	1,061,604
2.25%, 12/01/19	200	202,448
2.85%, 06/01/22	250	253,605
Caterpillar Inc.
1.50%, 06/26/17[b]	700	708,736
3.80%, 08/15/42	550	531,541
3.90%, 05/27/21	500	544,817
5.20%, 05/27/41	200	230,942
7.90%, 12/15/18	250	301,429
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	316,810
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[b]	450	448,680
3.90%, 06/09/42 (Call 12/09/41)	400	398,921
John Deere Capital Corp.
1.05%, 10/11/16	500	502,272
1.20%, 10/10/17[b]	750	751,204
1.35%, 01/16/18	295	295,822
2.05%, 03/10/20	150	150,766
2.25%, 06/07/16	150	152,471
2.25%, 04/17/19[b]	725	736,325

		7,588,393
MANUFACTURING — 1.04%
3M Co.
1.38%, 09/29/16	500	505,344
2.00%, 06/26/22	575	563,849

Security	Principal (000s)	Value
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	$350	$380,319
General Electric Co.
2.70%, 10/09/22	400	403,622
3.38%, 03/11/24	100	104,920
4.13%, 10/09/42	200	206,985
4.50%, 03/11/44	350	382,572
5.25%, 12/06/17	700	771,458
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	250	262,385
3.90%, 09/01/42 (Call 03/01/42)	475	472,128
6.25%, 04/01/19	100	115,976

		4,169,558
MEDIA — 2.62%
Comcast Corp.
2.85%, 01/15/23	650	656,033
3.60%, 03/01/24	200	212,998
4.25%, 01/15/33	1,500	1,557,619
4.50%, 01/15/43	1,000	1,063,056
4.65%, 07/15/42	700	757,183
4.75%, 03/01/44[b]	250	277,954
5.70%, 05/15/18	250	280,958
6.45%, 03/15/37	100	131,193
6.50%, 01/15/17	875	956,745
6.95%, 08/15/37	550	753,094
NBCUniversal Media LLC
2.88%, 01/15/23	250	253,100
4.38%, 04/01/21	350	390,175
5.15%, 04/30/20	950	1,086,329
Walt Disney Co. (The)
1.10%, 12/01/17	500	500,468
1.13%, 02/15/17	500	502,763
1.35%, 08/16/16	300	303,033
2.35%, 12/01/22	400	397,645
Series E
4.13%, 12/01/41	400	425,366

		10,505,712
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.
1.25%, 01/15/18	500	498,476
2.50%, 01/15/23 (Call 10/15/22)	300	293,277

		791,753

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MINING — 1.65%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	$700	$709,576
1.88%, 11/21/16	500	507,800
3.25%, 11/21/21	100	103,654
3.85%, 09/30/23[b]	100	105,778
4.13%, 02/24/42	200	197,082
5.00%, 09/30/43	675	750,147
6.50%, 04/01/19	350	410,931
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	400	457,820
7.13%, 07/15/28	250	331,187
Rio Tinto Finance USA PLC
1.38%, 06/17/16	600	603,101
1.63%, 08/21/17 (Call 07/21/17)	1,000	1,004,180
2.88%, 08/21/22 (Call 05/21/22)[b]	590	580,782
3.50%, 03/22/22 (Call 12/22/21)	175	179,011
4.13%, 08/21/42 (Call 02/21/42)[b]	725	688,365

		6,629,414
OIL & GAS — 6.66%
BP Capital Markets PLC
1.38%, 11/06/17	300	300,606
1.85%, 05/05/17	2,325	2,356,471
2.24%, 09/26/18	300	305,393
2.24%, 05/10/19[b]	200	201,907
2.50%, 11/06/22	650	630,613
2.75%, 05/10/23	900	881,195
3.51%, 03/17/25	310	315,459
4.50%, 10/01/20	300	333,602
4.74%, 03/11/21	50	56,106
Chevron Corp.
0.89%, 06/24/16	250	250,644
1.37%, 03/02/18	500	502,084
1.72%, 06/24/18 (Call 05/24/18)	800	809,651
1.96%, 03/03/20 (Call 02/03/20)	200	200,831
2.36%, 12/05/22 (Call 09/05/22)	500	490,741
3.19%, 06/24/23 (Call 03/24/23)[b]	500	516,442
4.95%, 03/03/19	675	755,931
Conoco Funding Co.
7.25%, 10/15/31	400	547,019
ConocoPhillips
5.75%, 02/01/19	500	571,503
6.00%, 01/15/20	150	176,597
6.50%, 02/01/39	1,025	1,353,606

Security	Principal (000s)	Value
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	$900	$962,262
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)[b]	200	204,087
4.30%, 11/15/44 (Call 05/15/44)	200	205,167
ConocoPhillips Holding Co.
6.95%, 04/15/29	350	471,037
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	250	254,126
2.63%, 03/15/23 (Call 12/15/22)[b]	350	346,540
3.90%, 04/01/35 (Call 10/01/34)	190	191,643
5.63%, 06/01/19	50	57,095
5.88%, 09/15/17	100	110,495
Exxon Mobil Corp.
0.92%, 03/15/17	400	400,800
1.31%, 03/06/18	600	602,345
2.71%, 03/06/25 (Call 12/06/24)	650	651,839
3.18%, 03/15/24 (Call 12/15/23)	450	471,846
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	540	539,043
2.70%, 02/15/23 (Call 11/15/22)	700	689,546
Shell International Finance BV
0.90%, 11/15/16	500	500,663
1.13%, 08/21/17	1,325	1,331,388
1.90%, 08/10/18[b]	100	101,707
2.38%, 08/21/22	490	481,884
4.55%, 08/12/43	500	545,750
5.50%, 03/25/40	300	366,953
6.38%, 12/15/38	675	906,400
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[b]	120	122,917
6.50%, 06/15/38	1,000	1,260,993
Total Capital Canada Ltd.
2.75%, 07/15/23	450	444,593
Total Capital International SA
1.55%, 06/28/17	1,000	1,011,430
2.13%, 01/10/19[b]	100	101,913
2.70%, 01/25/23	410	405,879
3.70%, 01/15/24[b]	200	210,252
3.75%, 04/10/24	500	528,192
Total Capital SA
2.13%, 08/10/18	700	715,394

		26,750,580

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.79%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$275	$283,556
5.13%, 09/15/40	400	442,994
Halliburton Co.
1.00%, 08/01/16	300	299,951
3.25%, 11/15/21 (Call 08/15/21)	375	388,198
3.50%, 08/01/23 (Call 05/01/23)[b]	100	103,062
4.50%, 11/15/41 (Call 05/15/41)	350	362,233
4.75%, 08/01/43 (Call 02/01/43)	200	215,303
7.45%, 09/15/39	175	244,504
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	485,677
3.95%, 12/01/42 (Call 06/01/42)	150	137,122
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	200	211,105

		3,173,705
PHARMACEUTICALS — 5.53%
Abbott Laboratories
2.00%, 03/15/20	310	310,869
5.30%, 05/27/40	450	549,693
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	600	602,678
AstraZeneca PLC
1.95%, 09/18/19	700	703,244
4.00%, 09/18/42[b]	700	700,432
6.45%, 09/15/37	150	200,063
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	249,621
2.00%, 08/01/22	375	360,325
4.50%, 03/01/44 (Call 09/01/43)	315	341,762
Eli Lilly & Co.
1.95%, 03/15/19	500	505,803
5.20%, 03/15/17	250	270,334
5.55%, 03/15/37	150	183,523
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	300	300,092
5.65%, 05/15/18	125	140,890
6.38%, 05/15/38	800	1,048,736
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	650	656,387
Johnson & Johnson
1.65%, 12/05/18[b]	250	253,371

Security	Principal (000s)	Value
2.15%, 05/15/16	$75	$76,231
2.95%, 09/01/20	350	370,574
4.50%, 12/05/43 (Call 06/05/43)	250	287,328
5.55%, 08/15/17	400	442,877
5.95%, 08/15/37	525	703,591
Merck & Co. Inc.
1.10%, 01/31/18	1,000	998,246
1.30%, 05/18/18	100	100,045
2.40%, 09/15/22 (Call 06/15/22)	600	596,160
2.75%, 02/10/25 (Call 11/10/24)	900	890,423
2.80%, 05/18/23	250	254,056
3.70%, 02/10/45 (Call 08/10/44)	525	506,932
4.15%, 05/18/43	500	519,796
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	125	140,872
Novartis Capital Corp.
2.40%, 09/21/22	400	397,435
3.40%, 05/06/24	450	475,223
3.70%, 09/21/42	325	325,210
4.40%, 05/06/44	250	277,826
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	814,859
Pfizer Inc.
0.90%, 01/15/17	200	200,531
1.10%, 05/15/17	1,000	1,004,778
3.00%, 06/15/23	350	355,165
4.30%, 06/15/43	250	258,458
6.20%, 03/15/19[b]	1,200	1,395,667
7.20%, 03/15/39	1,225	1,752,783
Sanofi
4.00%, 03/29/21[b]	300	328,219
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	50,856
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	800	830,641
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	450	449,184

		22,181,789
PIPELINES — 0.65%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250	243,093
3.75%, 10/16/23 (Call 07/16/23)	250	260,313
3.80%, 10/01/20	300	320,592

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.63%, 03/01/34 (Call 12/01/33)	$375	$393,128
5.00%, 10/16/43 (Call 04/16/43)	250	273,305
6.10%, 06/01/40	500	611,251
6.50%, 08/15/18	100	114,716
7.63%, 01/15/39	275	386,916

		2,603,314
REAL ESTATE INVESTMENT TRUSTS — 0.56%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	775	791,317
2.20%, 02/01/19 (Call 11/01/18)[b]	200	202,775
3.38%, 03/15/22 (Call 12/15/21)	700	722,235
4.75%, 03/15/42 (Call 09/15/41)[b]	375	409,193
5.65%, 02/01/20 (Call 11/01/19)[b]	100	115,450

		2,240,970
RETAIL — 4.29%
Costco Wholesale Corp.
1.70%, 12/15/19	500	498,026
5.50%, 03/15/17	250	271,872
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	254,198
2.25%, 09/10/18 (Call 08/10/18)	150	154,579
3.75%, 02/15/24 (Call 11/15/23)	400	432,301
4.20%, 04/01/43 (Call 10/01/42)	350	368,422
4.88%, 02/15/44 (Call 08/15/43)	50	57,777
5.88%, 12/16/36	1,025	1,316,034
5.95%, 04/01/41 (Call 10/01/40)	250	323,240
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	500	507,061
3.12%, 04/15/22 (Call 01/15/22)	300	309,633
3.80%, 11/15/21 (Call 08/15/21)	75	81,283
4.65%, 04/15/42 (Call 10/15/41)	450	497,779
5.00%, 09/15/43 (Call 03/15/43)	100	116,037
6.65%, 09/15/37	250	340,682
McDonald’s Corp.
2.63%, 01/15/22	250	251,677
3.25%, 06/10/24[b]	100	102,820
3.70%, 02/15/42	500	471,836
5.35%, 03/01/18	75	83,123
6.30%, 10/15/37	150	191,248
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	216,828
Target Corp.
2.90%, 01/15/22	850	871,097

Security	Principal (000s)	Value
4.00%, 07/01/42	$625	$635,803
5.38%, 05/01/17[b]	500	543,802
6.00%, 01/15/18	100	112,467
7.00%, 01/15/38	300	425,145
Wal-Mart Stores Inc.
1.00%, 04/21/17	850	854,434
2.55%, 04/11/23 (Call 01/11/23)	500	500,520
3.25%, 10/25/20	950	1,013,457
3.30%, 04/22/24 (Call 01/22/24)	400	419,971
4.30%, 04/22/44 (Call 10/22/43)	200	213,465
4.75%, 10/02/43 (Call 04/02/43)	50	56,580
5.63%, 04/15/41	1,450	1,815,755
5.80%, 02/15/18	700	789,383
6.50%, 08/15/37	1,550	2,119,025

		17,217,360
SEMICONDUCTORS — 0.94%
Applied Materials Inc.
4.30%, 06/15/21	250	271,849
5.85%, 06/15/41	150	179,201
Intel Corp.
1.35%, 12/15/17	1,000	1,004,811
3.30%, 10/01/21[b]	625	662,493
4.00%, 12/15/32[b]	300	303,938
4.25%, 12/15/42	400	403,493
Texas Instruments Inc.
1.65%, 08/03/19	650	647,096
Xilinx Inc.
2.13%, 03/15/19	300	301,508

		3,774,389
SOFTWARE — 2.93%
Microsoft Corp.
0.88%, 11/15/17[b]	500	498,898
1.63%, 12/06/18[b]	100	101,086
1.85%, 02/12/20 (Call 01/12/20)	250	251,581
2.38%, 05/01/23 (Call 02/01/23)[b]	400	394,524
3.00%, 10/01/20	400	422,771
3.50%, 02/12/35 (Call 08/12/34)	2,000	1,931,598
3.50%, 11/15/42	500	462,743
3.63%, 12/15/23 (Call 09/15/23)	100	107,548
4.88%, 12/15/43 (Call 06/15/43)	200	231,384
5.30%, 02/08/41	275	332,346
Oracle Corp.
1.20%, 10/15/17	550	550,888

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
2.25%, 10/08/19	$1,000	$1,013,144
2.38%, 01/15/19[b]	600	614,713
2.50%, 10/15/22	1,100	1,090,710
3.25%, 05/15/30	1,200	1,186,560
3.63%, 07/15/23	500	532,102
4.30%, 07/08/34 (Call 01/08/34)	750	783,809
4.38%, 05/15/55	50	48,880
5.00%, 07/08/19	50	56,188
5.38%, 07/15/40	875	1,019,420
5.75%, 04/15/18	100	112,442

		11,743,335
TELECOMMUNICATIONS — 1.58%
America Movil SAB de CV
2.38%, 09/08/16	750	763,379
3.13%, 07/16/22[b]	700	710,828
4.38%, 07/16/42[b]	900	887,115
5.00%, 03/30/20	100	112,876
5.63%, 11/15/17[b]	100	110,520
6.38%, 03/01/35	50	61,939
Cisco Systems Inc.
1.10%, 03/03/17	400	402,090
2.13%, 03/01/19	200	203,369
3.63%, 03/04/24	450	480,876
4.45%, 01/15/20	525	584,996
4.95%, 02/15/19	750	839,374
5.50%, 01/15/40	775	922,763
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	274,920

		6,355,045
TRANSPORTATION — 0.66%
Canadian National Railway Co.
5.55%, 03/01/19	250	283,781
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	552,938
4.82%, 02/01/44 (Call 08/01/43)	300	342,771
United Parcel Service Inc.
2.45%, 10/01/22	425	423,412
3.13%, 01/15/21	50	52,771
4.88%, 11/15/40 (Call 05/15/40)	350	400,809
5.13%, 04/01/19	500	564,632
6.20%, 01/15/38	25	32,903

		2,654,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $393,018,501)		394,970,648

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.34%

MONEY MARKET FUNDS — 8.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,f,g]	25,554	$25,554,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,f,g]	3,668	3,667,568
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	4,244	4,244,035

		33,466,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,466,100)		33,466,100

TOTAL INVESTMENTS IN SECURITIES — 106.72%
(Cost: $426,484,601)		428,436,748
Other Assets, Less Liabilities — (6.72)%		(26,979,450)

NET ASSETS — 100.00%		$401,457,298

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.49%

ADVERTISING — 0.45%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24[a]	$50	$52,492
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	50	52,195
Omnicom Group Inc.
3.63%, 05/01/22	50	52,394
3.65%, 11/01/24 (Call 08/01/24)	50	51,205
4.45%, 08/15/20	100	109,398
WPP Finance 2010
3.63%, 09/07/22	50	51,794
3.75%, 09/19/24	50	51,454
4.75%, 11/21/21	25	27,997
5.63%, 11/15/43	100	114,865

		563,794
AEROSPACE & DEFENSE — 0.70%
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	50	53,375
Embraer SA
5.15%, 06/15/22	50	52,375
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	65	65,488
L-3 Communications Corp.
3.95%, 11/15/16	50	51,730
3.95%, 05/28/24 (Call 02/28/24)	25	25,400
4.75%, 07/15/20	50	54,088
4.95%, 02/15/21 (Call 11/15/20)	50	54,437
5.20%, 10/15/19	50	55,127
Meccanica Holdings USA Inc.
6.25%, 01/15/40[b]	100	102,000
Northrop Grumman Corp.
1.75%, 06/01/18	100	100,254
3.25%, 08/01/23	25	25,553
3.50%, 03/15/21	100	104,652
3.85%, 04/15/45 (Call 10/15/44)	35	33,112
4.75%, 06/01/43	50	54,369
5.05%, 08/01/19	50	55,558

		887,518

Security	Principal (000s)	Value
AGRICULTURE — 1.24%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	$100	$101,241
2.85%, 08/09/22	125	123,817
4.00%, 01/31/24	150	157,969
4.25%, 08/09/42	50	47,546
4.50%, 05/02/43	50	49,248
4.75%, 05/05/21	150	167,051
5.38%, 01/31/44	100	111,492
9.25%, 08/06/19	50	63,708
9.95%, 11/10/38	75	126,073
10.20%, 02/06/39	42	71,766
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	50	51,437
Lorillard Tobacco Co.
3.50%, 08/04/16	50	51,328
3.75%, 05/20/23 (Call 02/20/23)	50	50,523
6.88%, 05/01/20	50	59,473
Reynolds American Inc.
3.25%, 11/01/22	150	148,078
4.75%, 11/01/42	50	49,275
4.85%, 09/15/23	75	81,465
6.15%, 09/15/43[a]	25	29,349
6.75%, 06/15/17	25	27,640

		1,568,479
AIRLINES — 0.16%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	198,737

		198,737
APPAREL — 0.11%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	52,875
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	25	24,984
6.88%, 05/01/22 (Call 05/01/17)	50	54,688

		132,547
AUTO MANUFACTURERS — 1.05%
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[b]	200	202,000
Ford Motor Co.
4.75%, 01/15/43[a]	125	131,010
7.45%, 07/16/31	150	201,642

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$175	$180,080
4.00%, 04/01/25	25	25,028
4.88%, 10/02/23	125	135,378
5.00%, 04/01/35	75	78,175
5.20%, 04/01/45	100	105,806
6.25%, 10/02/43	50	59,676
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19[b]	200	205,500

		1,324,295
AUTO PARTS & EQUIPMENT — 0.52%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	75	75,729
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	26,496
5.00%, 02/15/23 (Call 02/15/18)	50	54,000
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	51,577
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	25	25,375
5.25%, 01/15/25 (Call 01/15/20)	25	25,531
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[b]	200	204,500
ZF North America Capital Inc.
4.75%, 04/29/25	200	200,500

		663,708
BANKS — 8.34%
Bancolombia SA
5.95%, 06/03/21	100	110,375
Bank of America Corp.
4.00%, 01/22/25	150	148,617
4.20%, 08/26/24	225	227,668
4.25%, 10/22/26	225	225,701
5.42%, 03/15/17	100	106,417
5.70%, 05/02/17[a]	100	107,263
5.75%, 08/15/16	25	26,346
6.05%, 05/16/16	200	209,554
6.11%, 01/29/37	100	117,612
7.75%, 05/14/38	200	279,017
Series L
3.95%, 04/21/25	165	163,317
4.75%, 04/21/45	25	24,896

Security	Principal (000s)	Value
Barclays PLC
3.65%, 03/16/25	$200	$198,105
4.38%, 09/11/24	200	199,721
BNP Paribas SA
4.25%, 10/15/24	200	204,291
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	151,175
3.20%, 02/05/25 (Call 01/05/25)[a]	55	53,888
3.50%, 06/15/23	50	50,723
3.75%, 04/24/24 (Call 03/24/24)	50	51,352
4.75%, 07/15/21	150	166,647
6.15%, 09/01/16	100	106,301
CIT Group Inc.
3.88%, 02/19/19	150	148,688
4.25%, 08/15/17	275	279,813
5.00%, 05/15/17	100	103,500
5.00%, 08/15/22	75	77,250
5.00%, 08/01/23[a]	50	51,094
5.25%, 03/15/18	100	103,650
5.50%, 02/15/19[b]	100	104,625
Citigroup Inc.
3.50%, 05/15/23[a]	250	246,798
3.88%, 03/26/25	50	49,389
4.05%, 07/30/22	50	51,598
4.30%, 11/20/26	100	101,498
5.30%, 05/06/44	50	54,008
5.50%, 02/15/17	25	26,674
5.50%, 09/13/25	100	111,674
5.88%, 02/22/33	100	113,462
6.00%, 10/31/33	50	57,663
6.13%, 08/25/36	100	117,611
6.63%, 06/15/32	50	60,991
6.68%, 09/13/43	75	96,022
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	100	106,250
Credit Suisse/New York NY
5.40%, 01/14/20	75	84,063
6.00%, 02/15/18	50	55,275
Deutsche Bank AG/London
4.30%, 05/24/28 (Call 05/24/23)[a,c]	200	193,640
Discover Bank/Greenwood DE
7.00%, 04/15/20	250	295,230

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[b]	$100	$125,125
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	100,575
3.50%, 03/15/22 (Call 02/15/22)	75	77,682
4.30%, 01/16/24 (Call 12/16/23)	100	105,944
4.50%, 06/01/18	100	107,174
8.25%, 03/01/38	50	73,346
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	185	197,011
5.95%, 01/15/27	100	115,589
6.45%, 05/01/36	100	121,438
6.75%, 10/01/37	375	471,945
Intesa Sanpaolo SpA
2.38%, 01/13/17	400	403,741
3.88%, 01/16/18	200	208,945
5.02%, 06/26/24[b]	200	201,463
KeyCorp
5.10%, 03/24/21	100	113,355
Morgan Stanley
3.95%, 04/23/27	100	98,355
4.10%, 05/22/23	50	51,328
4.35%, 09/08/26	225	229,330
4.88%, 11/01/22	175	188,772
5.00%, 11/24/25	125	134,726
National City Corp.
6.88%, 05/15/19	50	58,523
Regions Bank/Birmingham AL
7.50%, 05/15/18	250	289,020
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,832
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	200	206,569
6.00%, 12/19/23	125	136,906
6.10%, 06/10/23	100	109,857
6.13%, 12/15/22	125	138,676
6.40%, 10/21/19[a]	100	114,946
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	50	49,771
SMFG Preferred Capital USD 3 Ltd.
9.50%, 07/29/49 (Call 07/25/18)[b,c]	100	121,200

Security	Principal (000s)	Value
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[b,c]	$100	$104,500
State Street Corp.
4.96%, 03/15/18	50	53,792
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	101,237
3.60%, 04/15/16 (Call 03/15/16)	50	51,165
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	75	78,008
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[b]	100	106,807
Wells Fargo Capital X
5.95%, 12/01/86	50	51,625

		10,567,730
BEVERAGES — 0.34%
Constellation Brands Inc.
4.25%, 05/01/23	50	51,437
6.00%, 05/01/22	50	57,250
7.25%, 05/15/17	100	110,300
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	50,700
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	75	76,754
5.00%, 05/01/42	75	78,116

		424,557
BIOTECHNOLOGY — 1.50%
Amgen Inc.
1.25%, 05/22/17	150	149,990
2.20%, 05/22/19 (Call 04/22/19)	50	50,458
2.50%, 11/15/16	125	127,792
3.45%, 10/01/20	50	52,679
3.63%, 05/15/22 (Call 02/15/22)	50	52,235
3.63%, 05/22/24 (Call 02/22/24)[a]	100	103,277
3.88%, 11/15/21 (Call 08/15/21)	100	106,940
4.10%, 06/15/21 (Call 03/15/21)	100	108,182
4.95%, 10/01/41	25	26,345
5.15%, 11/15/41 (Call 05/15/41)	150	162,538
5.38%, 05/15/43 (Call 11/15/42)	50	56,048
5.65%, 06/15/42 (Call 12/15/41)	100	115,241
5.70%, 02/01/19	50	56,671

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.75%, 03/15/40	$50	$58,087
6.38%, 06/01/37	50	61,856
6.40%, 02/01/39	100	125,060
6.90%, 06/01/38	50	65,426
Biogen Inc.
6.88%, 03/01/18	50	57,374
Celgene Corp.
1.90%, 08/15/17	50	50,580
3.25%, 08/15/22	50	50,991
3.63%, 05/15/24 (Call 02/15/24)	150	154,907
3.95%, 10/15/20	50	53,704
4.63%, 05/15/44 (Call 11/15/43)	50	51,850

		1,898,231
BUILDING MATERIALS — 0.44%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	50	51,250
6.75%, 05/01/21 (Call 05/01/16)[b]	100	106,250
CRH America Inc.
6.00%, 09/30/16	25	26,636
8.13%, 07/15/18	50	59,435
Lafarge SA
6.50%, 07/15/16	75	79,363
Masco Corp.
7.13%, 03/15/20	50	58,375
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	50	51,779
7.00%, 12/01/36	50	59,933
Vulcan Materials Co.
7.50%, 06/15/21	50	59,268

		552,289
CHEMICALS — 2.69%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	100	99,701
3.38%, 03/15/25 (Call 12/15/24)	85	83,938
3.50%, 06/01/23 (Call 03/01/23)	50	50,598
4.90%, 06/01/43 (Call 12/01/42)	50	51,803
5.25%, 01/15/45 (Call 07/15/44)[a]	25	27,059
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	50	51,500
4.75%, 08/15/22 (Call 05/15/22)[a]	50	51,250
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	51,125

Security	Principal (000s)	Value
CF Industries Inc.
3.45%, 06/01/23	$75	$75,286
4.95%, 06/01/43	75	76,768
5.15%, 03/15/34	50	53,467
5.38%, 03/15/44	25	27,124
7.13%, 05/01/20	50	59,923
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	150	152,175
4.13%, 11/15/21 (Call 08/15/21)	100	107,838
4.25%, 11/15/20 (Call 08/15/20)	100	108,677
4.25%, 10/01/34 (Call 04/01/34)	50	50,024
4.38%, 11/15/42 (Call 05/15/42)	100	97,634
4.63%, 10/01/44 (Call 04/01/44)	25	25,396
5.25%, 11/15/41 (Call 05/15/41)	75	82,522
7.38%, 11/01/29	100	133,629
8.55%, 05/15/19	125	155,299
9.40%, 05/15/39	50	79,630
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	25	25,313
Eastman Chemical Co.
2.40%, 06/01/17	50	51,040
2.70%, 01/15/20 (Call 12/15/19)	35	35,488
3.80%, 03/15/25 (Call 12/15/24)[a]	150	154,449
4.65%, 10/15/44 (Call 04/15/44)	50	50,994
4.80%, 09/01/42 (Call 03/01/42)	50	51,560
Ecolab Inc.
1.45%, 12/08/17	50	49,983
3.00%, 12/08/16	75	77,278
4.35%, 12/08/21	50	54,833
5.50%, 12/08/41	50	59,044
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/06/15)[b]	100	105,680
LYB International Finance BV
4.00%, 07/15/23	50	52,882
4.88%, 03/15/44 (Call 09/15/43)	50	52,359
5.25%, 07/15/43	50	54,716
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	96,282
5.00%, 04/15/19 (Call 01/15/19)	100	109,954
6.00%, 11/15/21 (Call 08/17/21)	200	234,324
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	26,496
5.45%, 11/15/33 (Call 05/15/33)	50	55,851
5.63%, 11/15/43 (Call 05/15/43)	50	56,773

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
PolyOne Corp.
5.25%, 03/15/23	$25	$26,063
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	25	22,000
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	100	104,250
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	50	52,125

		3,412,103
COAL — 0.05%
Peabody Energy Corp.
10.00%, 03/15/22 (Call 03/15/18)[a,b]	75	63,375

		63,375
COMMERCIAL SERVICES — 0.90%
ADT Corp. (The)
2.25%, 07/15/17	50	49,750
3.50%, 07/15/22	75	70,687
4.13%, 04/15/19[a]	50	50,780
4.13%, 06/15/23[a]	75	71,625
4.88%, 07/15/42	50	41,750
6.25%, 10/15/21[a]	50	53,750
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	200	214,126
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)[b]	25	25,616
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	50	53,000
Moody’s Corp.
5.50%, 09/01/20	50	56,804
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	101,626
3.75%, 08/15/21 (Call 06/15/21)	100	103,096
4.25%, 08/15/24 (Call 05/15/24)	25	25,824
Total System Services Inc.
2.38%, 06/01/18	50	50,163
3.75%, 06/01/23 (Call 03/01/23)	50	49,842
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	70	70,963
Western Union Co. (The)
5.93%, 10/01/16	50	53,192

		1,142,594

Security	Principal (000s)	Value
COMPUTERS — 1.24%
Computer Sciences Corp.
6.50%, 03/15/18	$50	$55,266
Dell Inc.
5.88%, 06/15/19	25	27,484
Hewlett-Packard Co.
2.13%, 09/13/15	100	100,475
2.60%, 09/15/17	150	153,784
2.75%, 01/14/19	50	51,171
3.00%, 09/15/16	100	102,562
3.30%, 12/09/16	100	103,308
3.75%, 12/01/20	50	52,599
4.30%, 06/01/21[a]	150	160,859
4.65%, 12/09/21[a]	100	109,572
6.00%, 09/15/41	100	109,483
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	50	50,000
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	25	24,812
5.00%, 07/15/22 (Call 07/15/17)	25	24,687
6.38%, 12/15/23 (Call 12/15/18)	100	105,250
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	50	50,908
Seagate HDD Cayman
3.75%, 11/15/18	150	156,234
4.75%, 06/01/23	50	52,232
4.75%, 01/01/25[b]	50	51,302
5.75%, 12/01/34 (Call 06/01/34)[b]	30	31,733

		1,573,721
COSMETICS & PERSONAL CARE — 0.04%
Avon Products Inc.
5.35%, 03/15/20	25	23,375
5.75%, 03/15/23	35	31,675

		55,050
DISTRIBUTION & WHOLESALE — 0.08%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	75	77,584
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	25	24,625

		102,209

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 6.31%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[b]	$150	$157,875
5.00%, 10/01/21[b]	150	160,605
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	100	102,351
3.75%, 02/01/22 (Call 12/01/21)	50	50,578
4.25%, 09/15/24 (Call 06/15/24)	25	25,483
5.63%, 04/01/17	125	133,445
Aircastle Ltd.
5.13%, 03/15/21	25	26,218
5.50%, 02/15/22	100	106,750
6.25%, 12/01/19	50	55,187
Ally Financial Inc.
2.75%, 01/30/17	100	99,650
3.25%, 02/13/18	100	99,875
3.50%, 01/27/19	50	49,625
3.75%, 11/18/19	50	49,730
4.13%, 03/30/20	50	50,250
4.13%, 02/13/22	50	49,000
4.63%, 03/30/25	50	49,844
4.75%, 09/10/18	50	51,937
5.13%, 09/30/24	50	51,875
5.50%, 02/15/17	75	78,375
6.25%, 12/01/17	75	80,344
7.50%, 09/15/20	50	58,570
8.00%, 03/15/20	100	118,500
8.00%, 11/01/31	175	219,625
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	101,283
6.80%, 09/01/66 (Call 09/01/16)[c]	25	26,188
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[b]	75	80,156
Discover Financial Services
3.85%, 11/21/22	50	51,001
Ford Motor Credit Co. LLC
1.70%, 05/09/16	200	200,986
2.15%, 01/09/18	200	201,985
3.98%, 06/15/16	100	102,908
4.25%, 02/03/17	200	209,622
4.25%, 09/20/22	200	213,774

Security	Principal (000s)	Value
4.38%, 08/06/23	$200	$214,752
5.00%, 05/15/18	200	217,635
5.88%, 08/02/21	200	233,553
6.63%, 08/15/17	200	221,713
8.00%, 12/15/16	100	110,439
8.13%, 01/15/20	100	124,521
General Motors Financial Co. Inc.
2.63%, 07/10/17	50	50,606
3.25%, 05/15/18	100	102,272
3.50%, 07/10/19	100	102,412
4.00%, 01/15/25 (Call 10/15/24)	150	150,927
4.25%, 05/15/23[a]	25	25,805
4.38%, 09/25/21	100	106,238
4.75%, 08/15/17	100	105,498
Goldman Sachs Capital I
6.35%, 02/15/34	75	90,319
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	100	100,500
4.88%, 03/15/19 (Call 07/15/16)	100	101,890
5.88%, 02/01/22 (Call 08/01/17)[a]	100	103,365
6.00%, 08/01/20 (Call 02/01/17)	100	105,145
International Lease Finance Corp.
3.88%, 04/15/18[a]	100	102,250
4.63%, 04/15/21	50	52,750
5.75%, 05/15/16	50	51,687
5.88%, 04/01/19	20	21,750
5.88%, 08/15/22	25	28,188
6.25%, 05/15/19	100	110,500
6.75%, 09/01/16[b]	100	105,870
7.13%, 09/01/18[b]	100	112,870
8.75%, 03/15/17	75	83,332
8.88%, 09/01/17	50	56,812
Jefferies Group LLC
5.13%, 04/13/18	45	47,530
5.13%, 01/20/23	125	129,417
6.25%, 01/15/36	25	24,581
8.50%, 07/15/19	100	119,650
Lazard Group LLC
6.85%, 06/15/17	9	9,898
Legg Mason Inc.
5.63%, 01/15/44	50	56,847

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MUFG Capital Finance 1 Ltd.
6.35%, 07/29/49 (Call 07/25/16)[c]	$100	$104,500
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	50	51,998
Navient Corp.
4.88%, 06/17/19	50	49,875
5.00%, 10/26/20	50	48,750
5.50%, 01/15/19	100	101,650
5.50%, 01/25/23	85	81,812
5.63%, 08/01/33	25	20,375
5.88%, 03/25/21	50	49,750
5.88%, 10/25/24[a]	25	23,625
6.00%, 01/25/17	200	209,500
6.13%, 03/25/24	50	48,562
7.25%, 01/25/22	50	53,000
8.00%, 03/25/20	100	111,374
8.45%, 06/15/18	200	223,140
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,443
2.75%, 03/19/19	50	50,982
6.70%, 03/04/20	100	119,242
ORIX Corp.
5.00%, 01/12/16	50	51,346
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	50	50,023

		7,995,064
ELECTRIC — 2.73%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	50	48,719
5.50%, 03/15/24 (Call 03/15/19)	50	50,000
7.38%, 07/01/21 (Call 06/01/21)	100	111,281
8.00%, 06/01/20	50	58,250
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,232
Appalachian Power Co.
7.00%, 04/01/38	25	34,793
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	52,640
4.50%, 02/01/45 (Call 08/01/44)	100	106,837
5.15%, 11/15/43 (Call 05/15/43)	50	57,909
5.95%, 05/15/37	50	62,363
6.13%, 04/01/36	85	107,540
6.50%, 09/15/37	50	65,737

Security	Principal (000s)	Value
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[b]	$50	$52,875
7.88%, 01/15/23 (Call 01/15/17)[b]	50	55,000
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	50	50,555
3.63%, 12/01/24 (Call 09/01/24)	100	102,793
4.45%, 03/15/21	50	54,837
5.20%, 08/15/19	50	55,868
5.75%, 10/01/54 (Call 10/01/24)[c]	25	26,500
Series B
5.95%, 06/15/35	75	89,893
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	55,087
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	27,000
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	100	101,791
2.15%, 11/15/16	100	102,118
3.05%, 08/15/22 (Call 05/15/22)	100	101,937
3.75%, 04/15/24 (Call 01/15/24)	50	53,070
Entergy Texas Inc.
7.13%, 02/01/19	50	59,034
Exelon Corp.
5.63%, 06/15/35	50	57,710
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	50	50,737
4.00%, 10/01/20 (Call 07/01/20)	50	52,771
5.60%, 06/15/42 (Call 12/15/41)	50	55,282
6.20%, 10/01/17	75	82,688
6.25%, 10/01/39	75	88,771
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	50	51,071
Series B
4.25%, 03/15/23 (Call 12/15/22)	75	77,887
Series C
7.38%, 11/15/31	75	95,556
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	50	52,750
Iberdrola International BV
6.75%, 07/15/36	25	32,164
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	50	56,869

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	$50	$54,359
5.25%, 02/15/43 (Call 08/15/42)	25	28,721
5.65%, 02/01/45 (Call 08/01/44)	75	90,815
6.13%, 03/01/22	50	59,331
6.40%, 03/15/18	50	56,612
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)[b]	25	25,937
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	29,984
6.80%, 09/01/18	50	58,025
7.00%, 05/01/32	50	68,328
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,614
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	75	70,140
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,765
6.00%, 12/01/39	45	57,374
7.75%, 03/01/31	50	69,332
Southern Power Co.
5.15%, 09/15/41	75	83,773
Wisconsin Energy Corp.
6.25%, 05/15/67 (Call 05/15/17)[c]	25	24,750
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	50	54,987

		3,461,762
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Energizer Holdings Inc.
4.70%, 05/19/21	50	52,441
4.70%, 05/24/22	50	51,837

		104,278
ELECTRONICS — 0.70%
Agilent Technologies Inc.
5.00%, 07/15/20	75	82,028
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	50	50,631
Flextronics International Ltd.
4.63%, 02/15/20	50	52,250
Jabil Circuit Inc.
4.70%, 09/15/22	50	51,424

Security	Principal (000s)	Value
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	$25	$25,216
4.55%, 10/30/24 (Call 07/30/24)[a,b]	50	50,094
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,487
2.25%, 08/15/16	25	25,379
2.40%, 02/01/19	100	101,078
3.15%, 01/15/23 (Call 10/15/22)	25	25,173
3.30%, 02/15/22	50	51,065
3.60%, 08/15/21 (Call 05/15/21)	50	52,097
4.15%, 02/01/24 (Call 11/01/23)	100	106,672
4.50%, 03/01/21	100	109,148

		882,742
ENGINEERING & CONSTRUCTION — 0.08%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	50	51,750
5.88%, 10/15/24 (Call 07/15/24)[b]	50	51,795

		103,545
ENTERTAINMENT — 0.45%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	50	50,875
5.38%, 11/01/23 (Call 08/01/23)	75	78,000
International Game Technology
5.35%, 10/15/23 (Call 07/15/23)[a]	25	25,057
7.50%, 06/15/19	50	53,398
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	197,500
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	100	106,250
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	50	52,125

		563,205
ENVIRONMENTAL CONTROL — 0.60%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	51,000
5.25%, 08/01/20 (Call 08/01/16)	35	36,050
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	100	100,038
3.55%, 06/01/22 (Call 03/01/22)	100	103,093
3.80%, 05/15/18	50	52,997
5.25%, 11/15/21	75	85,241

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.20%, 03/01/40	$75	$96,394
Waste Management Inc.
2.60%, 09/01/16	50	51,048
2.90%, 09/15/22 (Call 06/15/22)	50	50,175
3.13%, 03/01/25 (Call 12/01/24)	50	50,122
4.10%, 03/01/45 (Call 09/01/44)	50	49,521
4.75%, 06/30/20[a]	25	27,850

		753,529
FOOD — 3.08%
Ahold Finance USA LLC
6.88%, 05/01/29	50	64,698
ConAgra Foods Inc.
1.90%, 01/25/18[a]	35	34,921
3.20%, 01/25/23 (Call 10/25/22)	85	83,027
4.65%, 01/25/43 (Call 07/25/42)	75	72,988
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	51,500
Delhaize Group SA
5.70%, 10/01/40	50	53,164
General Mills Inc.
2.20%, 10/21/19	150	151,025
4.15%, 02/15/43 (Call 08/15/42)[a]	25	24,609
5.40%, 06/15/40	50	57,586
5.65%, 02/15/19	50	56,510
5.70%, 02/15/17	100	107,970
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[b]	75	81,900
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 06/01/15)	350	358,750
7.13%, 08/01/39[b]	75	100,781
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	25	25,500
7.25%, 06/01/21 (Call 06/01/15)[b]	100	105,500
8.25%, 02/01/20 (Call 06/01/15)[b]	75	79,688
JM Smucker Co. (The)
1.75%, 03/15/18[b]	50	50,217
2.50%, 03/15/20[b]	30	30,276
3.50%, 10/15/21	50	52,387
3.50%, 03/15/25[b]	100	101,037
4.25%, 03/15/35[b]	100	99,385
Kellogg Co.
4.00%, 12/15/20	50	53,803
4.45%, 05/30/16	50	51,842

Security	Principal (000s)	Value
Series B
7.45%, 04/01/31	$75	$99,989
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,892
3.50%, 06/06/22	100	102,558
5.00%, 06/04/42	75	80,637
5.38%, 02/10/20	100	112,672
6.13%, 08/23/18	50	56,549
6.50%, 02/09/40	50	62,692
6.88%, 01/26/39	125	161,579
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)[a]	50	50,705
3.30%, 01/15/21 (Call 12/15/20)	50	51,927
3.40%, 04/15/22 (Call 01/15/22)	50	51,498
4.00%, 02/01/24 (Call 11/01/23)	75	79,690
6.15%, 01/15/20	50	58,344
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	100	101,059
4.00%, 02/01/24 (Call 11/01/23)	200	214,202
Safeway Inc.
6.35%, 08/15/17	10	10,725
Tesco PLC
5.50%, 11/15/17[b]	100	107,462
6.15%, 11/15/37[b]	100	102,579
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	102,043
4.50%, 06/15/22 (Call 03/15/22)	175	190,678
4.88%, 08/15/34 (Call 02/15/34)	75	81,060
5.15%, 08/15/44 (Call 02/15/44)	25	28,060

		3,906,664
FOREST PRODUCTS & PAPER — 0.47%
Georgia-Pacific LLC
7.75%, 11/15/29	50	69,197
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	100	100,791
4.80%, 06/15/44 (Call 12/15/43)	75	74,229
6.00%, 11/15/41 (Call 05/15/41)	75	84,479
7.30%, 11/15/39	25	32,247
7.50%, 08/15/21	100	124,705
9.38%, 05/15/19	50	63,151
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	50	48,187

		596,986

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
GAS — 0.48%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$50	$52,074
5.88%, 03/15/41 (Call 09/15/40)	25	31,062
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	50	53,919
Sempra Energy
2.30%, 04/01/17	50	50,950
2.40%, 03/15/20 (Call 02/15/20)	100	100,545
2.88%, 10/01/22 (Call 07/01/22)	50	49,766
3.55%, 06/15/24 (Call 03/15/24)	50	51,517
4.05%, 12/01/23 (Call 09/01/23)	50	53,256
6.00%, 10/15/39	25	30,971
9.80%, 02/15/19	100	127,858

		601,918
HEALTH CARE — PRODUCTS — 1.17%
Becton Dickinson and Co.
1.80%, 12/15/17	250	252,158
2.68%, 12/15/19	100	102,123
3.73%, 12/15/24 (Call 09/15/24)	150	155,023
4.69%, 12/15/44 (Call 06/15/44)	100	105,224
6.38%, 08/01/19	50	58,337
Boston Scientific Corp.
2.65%, 10/01/18	100	101,588
6.00%, 01/15/20	50	57,269
Hospira Inc.
6.05%, 03/30/17	25	27,119
Life Technologies Corp.
6.00%, 03/01/20	25	28,739
Zimmer Holdings Inc.
2.00%, 04/01/18	135	136,127
2.70%, 04/01/20 (Call 03/01/20)	100	101,181
3.55%, 04/01/25 (Call 01/01/25)	150	150,052
4.25%, 08/15/35 (Call 02/15/35)	50	49,690
4.45%, 08/15/45 (Call 02/15/45)	100	99,241
5.75%, 11/30/39	50	57,956

		1,481,827
HEALTH CARE — SERVICES — 2.88%
Anthem Inc.
1.88%, 01/15/18	100	100,738
2.25%, 08/15/19	100	100,369
2.30%, 07/15/18	50	50,830
3.13%, 05/15/22	50	50,124

Security	Principal (000s)	Value
3.30%, 01/15/23	$75	$75,786
3.50%, 08/15/24 (Call 05/15/24)	50	50,794
3.70%, 08/15/21 (Call 05/15/21)	150	158,142
4.63%, 05/15/42	100	103,599
4.65%, 01/15/43	75	78,029
4.65%, 08/15/44 (Call 02/15/44)	50	52,480
5.10%, 01/15/44	50	55,705
5.85%, 01/15/36	25	29,982
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	125	129,687
5.13%, 08/01/21 (Call 02/01/17)	50	51,750
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	50	50,225
4.00%, 02/15/22 (Call 11/15/21)	25	26,943
5.38%, 02/15/42 (Call 08/15/41)	25	29,665
6.15%, 11/15/36	100	125,877
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	50	50,875
5.63%, 07/31/19[b]	50	54,625
5.88%, 01/31/22[b]	25	27,375
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	50	54,625
6.88%, 07/15/17	75	82,125
HCA Inc.
3.75%, 03/15/19	100	103,000
4.25%, 10/15/19	50	52,250
4.75%, 05/01/23	125	131,250
5.00%, 03/15/24	125	132,837
5.25%, 04/15/25[a]	100	108,375
5.88%, 03/15/22	100	111,875
6.50%, 02/15/20	225	256,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	52,750
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[a]	50	50,015
3.85%, 10/01/24 (Call 07/01/24)	50	51,579
4.95%, 10/01/44 (Call 04/01/44)	50	53,230
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,417
2.63%, 02/01/20	30	30,221
3.20%, 02/01/22	100	100,292

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.60%, 02/01/25 (Call 11/01/24)	$75	$74,416
4.63%, 11/15/20 (Call 08/15/20)	50	54,486
4.70%, 02/01/45 (Call 08/01/44)	50	50,028
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	52,555
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	74,404
4.70%, 04/01/21	25	27,232
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	50	49,375
4.50%, 04/01/21	50	49,813
4.75%, 06/01/20	75	76,125
6.00%, 10/01/20	150	160,125
6.25%, 11/01/18	100	108,225
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	25	26,500

		3,653,225
HOLDING COMPANIES — DIVERSIFIED — 0.19%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	60	60,849
4.88%, 11/30/18	50	52,698
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	50	50,137
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	25	26,559
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	50	51,119

		241,362
HOME BUILDERS — 0.20%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	25	25,313
4.00%, 02/15/20	50	50,750
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	25	26,187
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,500
4.50%, 11/15/19 (Call 08/15/19)	50	51,500
4.75%, 11/15/22 (Call 08/15/22)	25	25,281
4.75%, 05/30/25 (Call 02/28/25)	25	24,813

		255,344

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.12%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	$50	$52,625
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	25	25,007
3.50%, 12/15/24 (Call 09/15/24)	25	25,309
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	50	53,574

		156,515
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	50	51,995

		51,995
INSURANCE — 2.94%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[a,c]	75	81,375
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,414
3.38%, 08/15/20	150	157,684
3.88%, 01/15/35 (Call 07/15/34)	50	48,844
4.13%, 02/15/24	100	107,467
4.38%, 01/15/55 (Call 07/15/54)	50	49,154
4.50%, 07/16/44 (Call 01/16/44)	125	129,807
4.88%, 06/01/22[a]	250	281,484
5.85%, 01/16/18	200	222,634
6.25%, 05/01/36	100	127,340
Aon Corp.
5.00%, 09/30/20	100	111,835
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	75	76,346
4.60%, 06/14/44 (Call 03/14/44)[a]	25	25,829
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[a]	50	53,033
AXA SA
8.60%, 12/15/30	75	104,250
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	25	25,350
CNA Financial Corp.
5.88%, 08/15/20	50	57,350
Genworth Holdings Inc.
6.52%, 05/22/18	50	52,750
7.63%, 09/24/21	75	79,500

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	$50	$56,640
5.50%, 03/30/20	50	56,797
8.13%, 06/15/68 (Call 06/15/18)[c]	25	28,375
Liberty Mutual Group Inc.
7.80%, 03/07/87[a,b]	50	61,505
Lincoln National Corp.
6.15%, 04/07/36	25	30,493
7.00%, 06/15/40	50	67,156
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	100	118,500
10.75%, 08/01/69 (Call 08/01/34)	25	42,250
Principal Financial Group Inc.
6.05%, 10/15/36	50	61,410
Prudential Financial Inc.
3.50%, 05/15/24	100	102,137
4.60%, 05/15/44[a]	50	50,837
5.20%, 03/15/44 (Call 03/15/24)[a,c]	50	51,250
5.38%, 06/21/20	25	28,524
5.63%, 06/15/43 (Call 06/15/23)[c]	125	133,750
5.70%, 12/14/36	50	57,886
5.88%, 09/15/42 (Call 09/15/22)[c]	50	54,250
6.20%, 11/15/40	50	61,547
7.38%, 06/15/19	75	90,248
Series D
4.75%, 09/17/15	50	50,751
6.00%, 12/01/17	200	222,540
6.63%, 12/01/37	50	64,410
Voya Financial Inc.
2.90%, 02/15/18	50	51,468
5.50%, 07/15/22	75	86,043
5.65%, 05/15/53 (Call 05/15/23)[a,c]	50	52,375
Willis Group Holdings PLC
5.75%, 03/15/21	75	84,566
XLIT Ltd.
4.45%, 03/31/25[a]	50	50,376
6.50%, 10/29/49 (Call 04/15/17)[c]	75	66,187

		3,724,717

Security	Principal (000s)	Value
INTERNET — 0.79%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$50	$48,930
2.60%, 12/05/19 (Call 11/05/19)	200	203,856
3.30%, 12/05/21 (Call 10/05/21)	50	51,942
3.80%, 12/05/24 (Call 09/05/24)	100	104,523
4.80%, 12/05/34 (Call 06/05/34)	150	160,994
4.95%, 12/05/44 (Call 06/05/44)	75	79,985
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	75	75,301
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	75	75,000
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	50	50,782
4.20%, 09/15/20	50	52,350
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	99,950

		1,003,613
IRON & STEEL — 1.72%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	75	78,187
6.38%, 08/15/23 (Call 05/15/23)	25	26,438
ArcelorMittal
5.25%, 02/25/17	75	78,030
5.75%, 08/05/20	50	52,188
6.13%, 06/01/18	100	106,750
6.25%, 03/01/21	100	104,575
7.00%, 02/25/22	100	108,625
7.50%, 03/01/41	75	76,687
7.75%, 10/15/39[a]	100	103,250
10.60%, 06/01/19	100	120,375
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[b]	25	24,500
Commercial Metals Co.
7.35%, 08/15/18[a]	100	108,500
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	52,031
5.20%, 08/01/43 (Call 02/01/43)	50	54,291
6.40%, 12/01/37	50	61,780
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	25	25,089
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	75	76,688

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
U.S. Steel Corp.
7.00%, 02/01/18	$50	$53,125
7.38%, 04/01/20	25	26,125
Vale Overseas Ltd.
4.38%, 01/11/22[a]	125	122,223
4.63%, 09/15/20[a]	150	154,053
5.63%, 09/15/19[a]	50	53,560
6.25%, 01/23/17	75	79,594
6.88%, 11/21/36	175	177,136
6.88%, 11/10/39[a]	125	126,616
8.25%, 01/17/34	50	57,625
Vale SA
5.63%, 09/11/42[a]	75	67,745

		2,175,786
LEISURE TIME — 0.06%
Carnival Corp.
3.95%, 10/15/20	25	26,446
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	50	53,219

		79,665
LODGING — 0.24%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	51,303
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	50	51,755
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	50	47,250
5.38%, 03/15/22 (Call 03/15/17)	25	25,437
5.50%, 03/01/25[b]	125	125,469

		301,214
MACHINERY — 0.30%
Case New Holland Industrial Inc.
7.88%, 12/01/17	75	82,687
CNH Industrial Capital LLC
3.25%, 02/01/17	50	50,000
3.38%, 07/15/19[b]	100	98,000
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	50	50,518
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	50	49,402

Security	Principal (000s)	Value
Xylem Inc./NY
3.55%, 09/20/16	$50	$51,587

		382,194
MANUFACTURING — 0.43%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	51,563
Eaton Corp.
1.50%, 11/02/17	50	50,229
2.75%, 11/02/22	125	124,618
4.00%, 11/02/32	75	76,365
4.15%, 11/02/42[a]	25	25,221
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	53,192
5.75%, 06/15/43	50	58,177
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	50,413
SPX Corp.
6.88%, 09/01/17	50	54,500

		544,278
MEDIA — 7.78%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	100	104,855
4.50%, 02/15/21	50	55,245
4.75%, 09/15/44 (Call 03/15/44)	50	53,646
6.15%, 03/01/37	50	61,822
6.15%, 02/15/41	100	125,091
6.20%, 12/15/34	50	62,763
6.40%, 12/15/35	100	128,584
6.65%, 11/15/37	150	196,754
7.75%, 12/01/45	75	110,347
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)[a]	100	99,920
3.38%, 03/01/22 (Call 12/01/21)	50	50,827
4.60%, 01/15/45 (Call 07/15/44)	50	48,299
4.85%, 07/01/42 (Call 01/01/42)	25	25,200
4.90%, 08/15/44 (Call 02/15/44)	25	25,206
5.75%, 04/15/20	100	114,610
7.88%, 07/30/30	25	34,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	200	197,690
5.25%, 09/30/22 (Call 09/30/17)	100	99,925

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.88%, 05/01/27 (Call 05/01/21)[b]	$50	$49,250
6.50%, 04/30/21 (Call 06/01/15)	100	103,912
7.00%, 01/15/19 (Call 06/01/15)	100	103,875
7.38%, 06/01/20 (Call 12/01/15)	200	213,000
CSC Holdings LLC
5.25%, 06/01/24[b]	50	52,063
6.75%, 11/15/21	25	28,250
7.63%, 07/15/18	50	56,500
8.63%, 02/15/19	50	57,905
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	50	49,980
2.40%, 03/15/17	100	101,816
3.80%, 03/15/22	75	77,589
3.95%, 01/15/25 (Call 10/15/24)	100	102,575
4.45%, 04/01/24 (Call 01/01/24)	100	106,240
4.60%, 02/15/21 (Call 11/15/20)	100	108,432
5.00%, 03/01/21	100	110,687
5.15%, 03/15/42	100	101,662
5.20%, 03/15/20	100	112,119
5.88%, 10/01/19	50	57,263
6.00%, 08/15/40 (Call 05/15/40)	100	111,938
6.35%, 03/15/40	50	58,155
6.38%, 03/01/41	25	29,361
Discovery Communications LLC
3.30%, 05/15/22	100	99,717
4.88%, 04/01/43	50	50,066
4.95%, 05/15/42	25	25,389
5.05%, 06/01/20	50	55,572
5.63%, 08/15/19	50	56,447
6.35%, 06/01/40	50	60,432
DISH DBS Corp.
4.25%, 04/01/18	100	101,790
4.63%, 07/15/17	75	77,241
5.00%, 03/15/23	75	71,062
5.13%, 05/01/20	100	101,125
5.88%, 07/15/22	150	151,125
5.88%, 11/15/24	100	98,500
6.75%, 06/01/21	150	158,824
7.88%, 09/01/19	100	112,875
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	26,344
5.13%, 07/15/20 (Call 07/15/16)	25	26,177
6.38%, 10/15/23 (Call 10/15/18)	50	54,125

Security	Principal (000s)	Value
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$200	$203,855
6.63%, 01/15/40	25	30,618
Historic TW Inc.
6.63%, 05/15/29	50	63,587
6.88%, 06/15/18	100	115,454
Liberty Interactive LLC
8.25%, 02/01/30	25	27,688
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	50	50,031
Scripps Networks Interactive Inc.
2.70%, 12/15/16	100	102,658
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[a,b]	150	156,562
6.00%, 07/15/24 (Call 07/15/19)[b]	200	207,500
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	50	51,250
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	53,290
5.85%, 04/15/40	25	29,626
6.50%, 07/15/18	100	114,019
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	98,679
4.50%, 09/15/42 (Call 03/15/42)[a]	125	107,160
5.00%, 02/01/20	100	104,991
5.50%, 09/01/41 (Call 03/01/41)	150	140,572
5.85%, 05/01/17	100	107,179
5.88%, 11/15/40 (Call 05/15/40)	50	49,020
6.55%, 05/01/37	75	77,981
6.75%, 07/01/18	100	111,355
6.75%, 06/15/39	100	106,229
7.30%, 07/01/38	100	111,093
8.25%, 04/01/19	100	116,884
8.75%, 02/14/19	100	118,109
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	120,481
Time Warner Inc.
3.40%, 06/15/22	50	51,126
3.55%, 06/01/24 (Call 03/01/24)	100	102,479
4.00%, 01/15/22	100	106,059
4.65%, 06/01/44 (Call 12/01/43)	75	77,955
4.70%, 01/15/21	50	55,563

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.75%, 03/29/21	$100	$111,191
4.88%, 03/15/20	25	27,964
4.90%, 06/15/42	50	53,967
5.35%, 12/15/43	50	55,538
5.88%, 11/15/16	100	107,325
6.10%, 07/15/40	100	122,305
6.25%, 03/29/41	125	155,677
6.50%, 11/15/36	100	127,788
7.63%, 04/15/31	125	171,460
7.70%, 05/01/32	75	104,453
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[a,b]	200	209,250
Viacom Inc.
2.50%, 09/01/18	100	101,717
3.88%, 12/15/21	75	78,274
3.88%, 04/01/24 (Call 01/01/24)[a]	100	100,953
4.25%, 09/01/23 (Call 06/01/23)	50	52,385
4.38%, 03/15/43	100	88,647
4.50%, 03/01/21	50	54,014
4.85%, 12/15/34 (Call 06/15/34)	50	49,398
5.25%, 04/01/44 (Call 10/01/43)	75	75,040
5.85%, 09/01/43 (Call 03/01/43)	75	80,208
6.13%, 10/05/17	100	110,446
6.88%, 04/30/36	50	59,224
Videotron Ltd.
5.00%, 07/15/22	50	51,590
5.38%, 06/15/24 (Call 03/15/24)[b]	25	25,906

		9,858,190
MINING — 2.86%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	107,792
5.40%, 04/15/21 (Call 01/15/21)[a]	75	82,322
5.72%, 02/23/19	100	110,766
5.90%, 02/01/27	75	82,361
5.95%, 02/01/37	25	26,563
6.15%, 08/15/20	100	113,216
6.75%, 07/15/18[a]	104	117,626
Barrick Gold Corp.
3.85%, 04/01/22	100	98,414
4.10%, 05/01/23	100	98,556
6.95%, 04/01/19[a]	100	116,749

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$150	$154,930
5.70%, 05/30/41	75	73,050
5.75%, 05/01/43	75	75,563
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50	49,705
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	50	49,250
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 06/01/15)[a,b]	100	103,200
6.88%, 04/01/22 (Call 04/01/17)[b]	100	75,750
8.25%, 11/01/19 (Call 11/01/15)[a,b]	50	43,625
Freeport-McMoRan Inc.
2.30%, 11/14/17	100	100,090
2.38%, 03/15/18	50	49,875
3.10%, 03/15/20[a]	50	49,465
3.55%, 03/01/22 (Call 12/01/21)[a]	100	92,812
3.88%, 03/15/23 (Call 12/15/22)	100	93,085
4.00%, 11/14/21	100	98,926
4.55%, 11/14/24 (Call 08/14/24)	50	48,400
5.40%, 11/14/34 (Call 05/14/34)	75	67,581
5.45%, 03/15/43 (Call 09/15/42)	125	110,879
Goldcorp Inc.
2.13%, 03/15/18	50	50,152
3.63%, 06/09/21 (Call 04/09/21)	25	25,315
3.70%, 03/15/23 (Call 12/15/22)	100	97,886
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	25	23,936
5.95%, 03/15/24 (Call 12/15/23)	25	23,059
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	100	98,225
4.88%, 03/15/42 (Call 09/15/41)	75	66,574
5.13%, 10/01/19[a]	50	54,603
5.88%, 04/01/35	25	24,366
6.25%, 10/01/39	100	100,042
Southern Copper Corp.
3.88%, 04/23/25	100	99,587
5.25%, 11/08/42	75	68,632
5.88%, 04/23/45	50	49,643
6.75%, 04/16/40	125	135,409

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Teck Resources Ltd.
2.50%, 02/01/18	$50	$49,847
3.00%, 03/01/19[a]	50	49,839
3.75%, 02/01/23 (Call 11/01/22)[a]	50	46,493
4.75%, 01/15/22 (Call 10/15/21)[a]	50	49,026
5.20%, 03/01/42 (Call 09/01/41)	75	61,498
5.40%, 02/01/43 (Call 08/01/42)	25	21,523
6.00%, 08/15/40 (Call 02/15/40)	50	44,395
6.13%, 10/01/35[a]	50	45,806
6.25%, 07/15/41 (Call 01/15/41)	50	45,820

		3,622,227
OFFICE & BUSINESS EQUIPMENT — 0.29%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	51,723
Xerox Corp.
2.75%, 03/15/19[a]	100	101,697
4.50%, 05/15/21	50	53,858
6.35%, 05/15/18	50	56,358
6.75%, 02/01/17	100	109,008

		372,644
OIL & GAS — 8.05%
Anadarko Finance Co.
7.50%, 05/01/31	100	130,630
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	25	25,298
5.95%, 09/15/16	100	106,354
6.20%, 03/15/40	100	119,440
6.38%, 09/15/17	100	111,037
6.45%, 09/15/36	100	123,492
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	150	149,250
5.38%, 11/01/21 (Call 11/01/16)	50	50,500
6.00%, 12/01/20 (Call 12/01/15)	50	51,062
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	300	313,132
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/01/16)[a]	50	48,875
California Resources Corp.
5.00%, 01/15/20[a]	100	94,500
5.50%, 09/15/21 (Call 06/15/21)[a]	100	94,750
6.00%, 11/15/24	150	141,000
Canadian Natural Resources Ltd.
1.75%, 01/15/18	175	174,012
3.80%, 04/15/24 (Call 01/15/24)	25	25,343

Security	Principal (000s)	Value
3.90%, 02/01/25 (Call 11/01/24)	$50	$50,693
5.70%, 05/15/17	50	53,977
6.25%, 03/15/38	100	117,428
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	48,042
4.45%, 09/15/42 (Call 03/15/42)	50	46,299
5.70%, 10/15/19	50	56,281
6.75%, 11/15/39	100	119,838
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	125	115,312
5.38%, 06/15/21 (Call 06/15/16)[a]	100	96,000
5.75%, 03/15/23[a]	50	48,875
6.50%, 08/15/17	100	106,250
6.63%, 08/15/20[a]	75	77,250
7.25%, 12/15/18	50	53,750
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	50	50,625
5.88%, 05/01/22 (Call 05/01/17)	50	53,125
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	50	50,880
5.50%, 04/01/23 (Call 10/01/17)	75	76,031
6.50%, 01/15/22 (Call 01/15/17)	25	26,313
7.00%, 01/15/21 (Call 01/15/16)	50	52,750
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	100	96,158
4.50%, 04/15/23 (Call 01/15/23)	75	75,413
4.90%, 06/01/44 (Call 12/01/43)	50	46,378
5.00%, 09/15/22 (Call 03/15/17)	135	137,118
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	50	50,485
3.25%, 05/15/22 (Call 02/15/22)[a]	75	75,798
4.00%, 07/15/21 (Call 04/15/21)	50	53,159
4.75%, 05/15/42 (Call 11/15/41)	50	52,114
5.60%, 07/15/41 (Call 01/15/41)	75	85,788
7.95%, 04/15/32	50	67,945
Devon Financing Corp. LLC
7.88%, 09/30/31	100	134,977
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	125	130,392
6.50%, 08/15/34	50	57,545
6.50%, 02/01/38	50	57,537
6.63%, 08/15/37	75	87,399

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	$50	$49,150
4.70%, 03/15/21	50	51,184
5.20%, 03/15/25 (Call 12/15/24)	100	102,083
5.75%, 10/01/44 (Call 04/01/44)	50	49,120
EQT Corp.
4.88%, 11/15/21	50	52,380
6.50%, 04/01/18	50	55,568
8.13%, 06/01/19	50	59,482
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	100	107,500
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[b]	50	52,390
Hess Corp.
5.60%, 02/15/41	50	54,731
6.00%, 01/15/40	50	56,306
7.13%, 03/15/33	50	61,469
7.30%, 08/15/31	50	62,092
7.88%, 10/01/29	50	65,582
8.13%, 02/15/19	100	119,650
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	25	24,250
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	50	50,753
7.25%, 12/15/19	50	59,488
Kerr-McGee Corp.
6.95%, 07/01/24	100	124,664
7.88%, 09/15/31	25	33,660
Marathon Oil Corp.
5.90%, 03/15/18	125	138,040
6.60%, 10/01/37	50	59,977
6.80%, 03/15/32	50	59,562
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	50	50,620
4.75%, 09/15/44 (Call 03/15/44)	50	49,637
5.13%, 03/01/21	50	55,960
6.50%, 03/01/41 (Call 09/01/40)	100	119,841
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	50	46,551
4.00%, 06/01/22 (Call 03/01/22)	50	47,489

Security	Principal (000s)	Value
Nabors Industries Inc.
4.63%, 09/15/21	$50	$49,686
5.00%, 09/15/20[a]	25	25,411
6.15%, 02/15/18	100	106,361
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	50	52,000
5.63%, 07/01/24	50	53,000
5.75%, 01/30/22	50	53,000
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	50	51,076
4.15%, 12/15/21 (Call 09/15/21)	100	105,797
5.05%, 11/15/44 (Call 05/15/44)	50	51,978
5.25%, 11/15/43 (Call 05/15/43)	50	52,682
6.00%, 03/01/41 (Call 09/01/40)	75	85,160
8.25%, 03/01/19	25	29,980
Noble Holding International Ltd.
4.90%, 08/01/20[a]	50	50,136
5.25%, 03/15/42[a]	25	19,370
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/15/16)[a]	50	53,000
Phillips 66
2.95%, 05/01/17	25	25,830
4.30%, 04/01/22[a]	225	243,649
4.65%, 11/15/34 (Call 05/15/34)	90	92,926
4.88%, 11/15/44 (Call 05/15/44)	100	104,775
5.88%, 05/01/42	75	87,940
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	51,862
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	25,188
Pride International Inc.
6.88%, 08/15/20	50	57,199
8.50%, 06/15/19[a]	75	89,150
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	50,126
5.38%, 10/01/22 (Call 07/01/22)	25	25,313
6.88%, 03/01/21	75	80,062
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	50	50,750
5.00%, 03/15/23 (Call 03/15/18)[a]	75	76,125
5.75%, 06/01/21 (Call 06/01/16)	50	52,000

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$100	$96,680
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	24,563
6.13%, 11/15/22 (Call 11/15/18)[b]	50	52,500
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	75	75,018
4.95%, 01/23/25 (Call 10/23/24)	75	77,314
7.50%, 02/01/18	50	56,509
Sunoco LP/Sunoco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)[b]	65	67,600
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	25	24,949
5.50%, 05/15/42 (Call 11/15/41)	50	48,857
5.85%, 02/01/37	50	50,823
6.25%, 02/01/38	50	52,713
7.75%, 06/01/19	50	58,040
Transocean Inc.
3.00%, 10/15/17	50	48,250
4.30%, 10/15/22 (Call 07/15/22)	75	57,281
5.05%, 12/15/16	100	103,880
6.00%, 03/15/18	75	74,812
6.38%, 12/15/21[a]	75	66,094
6.50%, 11/15/20[a]	50	44,562
6.80%, 03/15/38	50	38,250
7.50%, 04/15/31	50	40,734
Unit Corp.
6.63%, 05/15/21 (Call 05/15/16)	25	24,000
Valero Energy Corp.
3.65%, 03/15/25	50	50,556
4.90%, 03/15/45	50	50,658
6.13%, 06/15/17	100	109,484
6.13%, 02/01/20	100	114,979
6.63%, 06/15/37	110	133,818
7.50%, 04/15/32	25	31,934
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	75	79,590
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	62	61,845
5.75%, 03/15/21 (Call 12/15/20)	75	76,078
6.25%, 04/01/23 (Call 01/01/23)[b]	50	51,595
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	23,063
6.00%, 01/15/22 (Call 10/15/21)	100	98,038

		10,202,378

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.40%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	$25	$24,605
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	25,197
SESI LLC
6.38%, 05/01/19 (Call 06/01/15)	25	25,500
7.13%, 12/15/21 (Call 12/15/16)	50	52,000
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	100	94,973
5.13%, 09/15/20	75	75,375
6.00%, 03/15/18	50	52,750
6.50%, 08/01/36	25	23,348
6.75%, 09/15/40	25	23,650
7.00%, 03/15/38	50	48,305
9.63%, 03/01/19	50	58,250

		503,953
PACKAGING & CONTAINERS — 0.35%
Ball Corp.
4.00%, 11/15/23	50	49,000
5.00%, 03/15/22	75	78,187
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	50	52,562
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	50,250
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,313
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	53,206
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 04/01/16)	50	51,875
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	50	58,523

		444,916
PHARMACEUTICALS — 3.58%
AbbVie Inc.
1.75%, 11/06/17	150	150,799
2.00%, 11/06/18	300	300,660
2.90%, 11/06/22	175	173,070
4.40%, 11/06/42	150	148,204

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Actavis Funding SCS
1.30%, 06/15/17	$100	$99,411
2.35%, 03/12/18	200	202,411
3.00%, 03/12/20 (Call 02/12/20)	400	407,341
3.80%, 03/15/25 (Call 12/15/24)	300	303,248
3.85%, 06/15/24 (Call 03/15/24)	100	102,072
4.55%, 03/15/35 (Call 09/15/34)	150	150,264
4.75%, 03/15/45 (Call 09/15/44)	200	202,017
4.85%, 06/15/44 (Call 12/15/43)	160	162,833
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	125	124,220
Cardinal Health Inc.
3.20%, 03/15/23	25	25,094
Express Scripts Holding Co.
2.25%, 06/15/19	100	100,120
2.65%, 02/15/17	125	127,944
3.13%, 05/15/16	75	76,751
3.50%, 06/15/24 (Call 03/15/24)	100	101,949
3.90%, 02/15/22	50	52,758
4.75%, 11/15/21	100	111,645
6.13%, 11/15/41	50	61,652
McKesson Corp.
1.40%, 03/15/18	75	74,654
2.28%, 03/15/19	100	100,831
3.80%, 03/15/24 (Call 12/15/23)	75	78,372
4.75%, 03/01/21 (Call 12/01/20)	50	55,309
4.88%, 03/15/44 (Call 09/15/43)	100	110,442
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	75	77,847
Medco Health Solutions Inc.
4.13%, 09/15/20	50	53,827
7.13%, 03/15/18	50	57,366
Mylan Inc.
2.55%, 03/28/19	100	100,039
2.60%, 06/24/18	50	50,658
5.40%, 11/29/43 (Call 05/29/43)	75	83,816
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	206,485
Zoetis Inc.
1.88%, 02/01/18	50	49,946
3.25%, 02/01/23 (Call 11/01/22)	200	198,027
4.70%, 02/01/43 (Call 08/01/42)	50	50,411

		4,532,493

Security	Principal (000s)	Value
PIPELINES — 7.03%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	$50	$50,014
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	49,671
DCP Midstream LLC
4.75%, 09/30/21[b]	50	47,678
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	45,987
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	50	48,793
3.90%, 05/15/24 (Call 02/15/24)[b]	50	47,916
5.00%, 05/15/44 (Call 11/15/43)[b]	25	22,641
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	51,944
5.20%, 03/15/20	100	109,951
5.50%, 09/15/40 (Call 03/15/40)	25	25,249
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	100	97,139
4.50%, 06/10/44 (Call 12/10/43)	25	22,471
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	75	78,750
7.50%, 10/15/20	75	84,375
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	50	49,347
4.15%, 10/01/20 (Call 08/01/20)	50	52,726
4.65%, 06/01/21 (Call 03/01/21)	100	106,515
5.15%, 03/15/45 (Call 09/15/44)	100	97,084
5.20%, 02/01/22 (Call 11/01/21)	25	27,156
6.05%, 06/01/41 (Call 12/01/40)	50	53,778
6.50%, 02/01/42 (Call 08/01/41)	100	113,098
6.70%, 07/01/18[a]	50	56,820
7.50%, 07/01/38	25	30,648
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	50,118
3.75%, 02/15/25 (Call 11/15/24)	50	51,106
3.90%, 02/15/24 (Call 11/15/23)	25	25,834
4.05%, 02/15/22[a]	100	105,613
4.45%, 02/15/43 (Call 08/15/42)	75	72,714
4.85%, 08/15/42 (Call 02/15/42)	75	76,744
4.85%, 03/15/44 (Call 09/15/43)	150	154,068
5.10%, 02/15/45 (Call 08/15/44)	75	79,542
5.20%, 09/01/20	75	84,773

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.95%, 02/01/41	$50	$57,661
6.13%, 10/15/39	100	117,407
6.50%, 01/31/19	100	115,697
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	25	26,500
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	50	49,444
Gibson Energy Inc.
6.75%, 07/15/21 (Call 07/15/16)[b]	25	26,028
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	50	50,018
3.45%, 02/15/23 (Call 11/15/22)	50	48,580
3.50%, 09/01/23 (Call 06/01/23)	100	96,859
3.95%, 09/01/22 (Call 06/01/22)	100	100,952
4.25%, 09/01/24 (Call 06/01/24)	50	50,581
4.30%, 05/01/24 (Call 02/01/24)	50	50,382
5.00%, 10/01/21 (Call 07/01/21)	50	53,643
5.00%, 08/15/42 (Call 02/15/42)	50	46,378
5.00%, 03/01/43 (Call 09/01/42)	50	46,481
5.30%, 09/15/20	50	55,171
5.40%, 09/01/44 (Call 03/01/44)	75	73,416
5.50%, 03/01/44 (Call 09/01/43)	25	24,833
5.95%, 02/15/18	100	109,901
6.00%, 02/01/17	100	106,997
6.38%, 03/01/41	50	53,498
6.50%, 04/01/20	50	57,722
6.50%, 09/01/39	25	26,935
6.85%, 02/15/20	50	58,502
6.95%, 01/15/38	100	113,768
7.30%, 08/15/33	25	28,832
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	100	101,011
4.30%, 06/01/25 (Call 03/01/25)	100	101,400
5.30%, 12/01/34 (Call 06/01/34)	50	49,720
5.55%, 06/01/45 (Call 12/01/44)	175	175,091
7.00%, 06/15/17[a]	100	109,977
7.80%, 08/01/31[a]	75	89,788
Magellan Midstream Partners LP
4.25%, 02/01/21	100	107,983
6.55%, 07/15/19	50	58,275
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	50	50,125
4.88%, 12/01/24 (Call 09/01/24)	75	77,580

Security	Principal (000s)	Value
5.50%, 02/15/23 (Call 08/15/17)[a]	$50	$52,125
6.75%, 11/01/20 (Call 11/01/15)	50	52,250
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	50	50,215
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	24,025
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	47,561
4.90%, 03/15/25 (Call 12/15/24)	50	50,785
6.13%, 02/01/41 (Call 08/01/40)	50	50,180
6.65%, 10/01/36	25	26,182
6.85%, 10/15/37	50	53,303
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	49,549
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	100	100,197
3.65%, 06/01/22 (Call 03/01/22)	25	25,693
3.85%, 10/15/23 (Call 07/15/23)	50	51,292
4.70%, 06/15/44 (Call 12/15/43)	25	25,014
4.90%, 02/15/45 (Call 08/15/44)	75	77,043
5.00%, 02/01/21 (Call 11/01/20)	25	27,666
5.15%, 06/01/42 (Call 12/01/41)	50	52,256
6.50%, 05/01/18	75	85,097
6.65%, 01/15/37	25	30,063
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	75	80,437
5.50%, 04/15/23 (Call 10/15/17)	35	37,013
5.88%, 03/01/22 (Call 12/01/21)	100	111,750
6.50%, 07/15/21 (Call 07/15/16)	50	53,000
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	53,000
6.00%, 01/15/19[b]	25	26,563
6.85%, 07/15/18[b]	50	54,125
6.88%, 04/15/40[b]	25	27,250
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	200	204,566
5.63%, 04/15/23 (Call 01/15/23)	150	151,500
5.63%, 03/01/25 (Call 12/01/24)[b]	100	100,555
5.75%, 05/15/24 (Call 02/15/24)	100	101,000
6.25%, 03/15/22 (Call 12/15/21)	100	105,000

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Spectra Energy Capital LLC
6.20%, 04/15/18	$50	$55,367
8.00%, 10/01/19	100	120,815
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	75	73,473
4.75%, 03/15/24 (Call 12/15/23)	50	54,948
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	50	51,294
5.30%, 04/01/44 (Call 10/01/43)	25	25,087
5.35%, 05/15/45 (Call 11/15/44)	75	75,824
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	50	50,125
4.25%, 11/15/23 (Call 05/15/18)	50	48,750
5.00%, 01/15/18 (Call 10/15/17)[b]	100	103,750
5.25%, 05/01/23 (Call 11/01/17)	25	25,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	50	52,875
6.25%, 10/15/22 (Call 10/15/18)[b]	75	79,594
TransCanada PipeLines Ltd.
6.35%, 05/15/67 (Call 05/15/17)[a,c]	50	48,500
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	50,769
5.38%, 06/01/21 (Call 03/01/21)	50	55,216
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	46,504
4.55%, 06/24/24 (Call 03/24/24)	100	97,472
5.75%, 06/24/44 (Call 12/24/43)	50	46,686
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,499
3.60%, 03/15/22 (Call 01/15/22)	100	99,507
3.90%, 01/15/25 (Call 10/15/24)[a]	100	98,443
4.00%, 11/15/21 (Call 08/15/21)	50	51,861
4.13%, 11/15/20 (Call 08/15/20)	50	52,635
4.30%, 03/04/24 (Call 12/04/23)	25	25,458
4.50%, 11/15/23 (Call 08/15/23)	150	154,979
4.90%, 01/15/45 (Call 10/15/44)	50	45,999
5.10%, 09/15/45 (Call 03/15/45)	75	70,629
5.25%, 03/15/20[a]	50	55,327
6.30%, 04/15/40	75	79,951

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	$75	$76,313
4.88%, 03/15/24 (Call 03/15/19)	50	50,687
6.13%, 07/15/22 (Call 01/15/17)	150	160,500

		8,906,991
REAL ESTATE — 0.14%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	50	50,016
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	50	52,000
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	50	53,250
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	25	25,766

		181,032
REAL ESTATE INVESTMENT TRUSTS — 2.53%
American Tower Corp.
3.40%, 02/15/19	200	206,542
3.45%, 09/15/21	100	101,202
3.50%, 01/31/23	50	49,015
4.50%, 01/15/18	50	53,459
4.70%, 03/15/22	50	53,178
5.05%, 09/01/20	50	55,173
5.90%, 11/01/21	50	57,269
ARC Properties Operating Partnership LP
2.00%, 02/06/17	100	97,250
3.00%, 02/06/19 (Call 01/06/19)	50	48,352
4.60%, 02/06/24 (Call 11/06/23)	25	24,531
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,128
3.80%, 02/01/24 (Call 11/01/23)	50	52,234
3.85%, 02/01/23 (Call 11/01/22)	50	52,508
4.13%, 05/15/21 (Call 02/15/21)	75	81,052
5.88%, 10/15/19	100	115,519
Crown Castle International Corp.
4.88%, 04/15/22	25	26,078
5.25%, 01/15/23	175	184,730
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	50	49,590
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	75	77,719

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	$75	$77,756
4.63%, 12/15/21 (Call 09/15/21)	50	55,479
4.75%, 07/15/20 (Call 04/15/20)	50	55,486
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	50,287
3.40%, 02/01/25 (Call 11/01/24)	50	48,598
3.88%, 08/15/24 (Call 05/15/24)	50	50,761
4.25%, 11/15/23 (Call 08/15/23)	50	52,147
5.38%, 02/01/21 (Call 11/03/20)	150	168,447
6.70%, 01/30/18	50	56,400
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	50	51,013
4.13%, 04/01/19 (Call 01/01/19)	50	53,302
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	50	53,111
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	51,813
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	25	25,348
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b]	50	49,113
6.75%, 10/15/22 (Call 10/15/15)	25	26,375
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	50	51,679
4.25%, 08/15/23 (Call 05/15/23)	50	53,165
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	54,071
6.75%, 08/15/19	50	58,613
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	75	79,688
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	50	49,893
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	100	100,924
3.25%, 08/15/22 (Call 05/15/22)	50	50,013
4.00%, 04/30/19 (Call 01/30/19)	100	106,594
4.75%, 06/01/21 (Call 03/01/21)	25	27,552
Weyerhaeuser Co.
4.63%, 09/15/23	50	54,522
7.38%, 10/01/19	50	59,533
7.38%, 03/15/32	75	98,332

		3,208,544

Security	Principal (000s)	Value
RETAIL — 2.63%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	$50	$53,063
7.00%, 05/20/22 (Call 05/20/17)	60	64,260
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	75	77,959
4.00%, 11/15/20 (Call 08/15/20)	25	26,964
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	52,858
Best Buy Co. Inc.
5.00%, 08/01/18	74	77,892
5.50%, 03/15/21 (Call 12/15/20)	25	26,313
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	50	50,014
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	50	51,500
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	125	127,785
2.25%, 08/12/19 (Call 07/12/19)	50	50,724
2.75%, 12/01/22 (Call 09/01/22)	75	75,023
3.38%, 08/12/24 (Call 05/12/24)	25	25,646
4.00%, 12/05/23 (Call 09/05/23)	125	134,212
4.13%, 05/15/21 (Call 02/15/21)	50	54,469
5.30%, 12/05/43 (Call 06/05/43)	50	59,708
5.75%, 06/01/17	75	82,109
6.13%, 09/15/39	50	64,176
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	60	58,188
4.13%, 07/15/17	50	52,487
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	75	86,132
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	53,039
L Brands Inc.
5.63%, 02/15/22	50	54,875
5.63%, 10/15/23	50	55,844
6.63%, 04/01/21	50	57,250
6.90%, 07/15/17	50	55,063
8.50%, 06/15/19	50	60,250
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	125	129,106
3.88%, 01/15/22 (Call 10/15/21)	25	26,433
4.50%, 12/15/34 (Call 06/15/34)	50	51,648

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.90%, 12/01/16	$50	$53,746
6.38%, 03/15/37	25	31,864
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	56,968
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	50	51,000
QVC Inc.
4.38%, 03/15/23	50	50,662
4.45%, 02/15/25	50	50,133
4.85%, 04/01/24	25	25,830
Rite Aid Corp.
8.00%, 08/15/20 (Call 08/15/15)	25	26,391
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	53,125
6.88%, 11/15/19 (Call 11/15/15)	35	37,013
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	50	50,169
4.38%, 01/12/23 (Call 10/12/22)	25	24,724
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	51,375
Walgreen Co.
1.80%, 09/15/17	50	50,496
3.10%, 09/15/22	150	150,042
5.25%, 01/15/19	50	55,606
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	100	100,789
2.70%, 11/18/19 (Call 10/18/19)	100	101,819
3.30%, 11/18/21 (Call 09/18/21)	50	51,160
3.80%, 11/18/24 (Call 08/18/24)	150	154,203
4.50%, 11/18/34 (Call 05/18/34)	100	102,633
4.80%, 11/18/44 (Call 05/18/44)	100	104,070

		3,328,808
SAVINGS & LOANS — 0.08%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	100	103,743

		103,743
SEMICONDUCTORS — 0.80%
Altera Corp.
2.50%, 11/15/18	50	50,996
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	75	78,779
4.65%, 11/01/24 (Call 08/01/24)	50	51,924

Security	Principal (000s)	Value
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	$50	$50,472
3.80%, 03/15/25 (Call 12/15/24)	50	50,420
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	50	49,860
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	50,175
5.50%, 02/01/25 (Call 08/01/19)[b]	120	119,400
5.88%, 02/15/22 (Call 02/15/17)	25	26,281
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	200	205,500
Sensata Technologies BV
4.88%, 10/15/23[b]	50	51,875
5.00%, 10/01/25[b]	25	25,813
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[b]	200	200,000

		1,011,495
SHIPBUILDING — 0.04%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,688

		51,688
SOFTWARE — 0.82%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	100	106,875
6.13%, 09/15/23 (Call 09/15/18)[b]	25	27,547
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	75	75,333
4.75%, 02/01/20	50	55,506
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	110	113,609
6.13%, 11/01/23 (Call 11/01/18)[b]	50	52,125
CA Inc.
5.38%, 12/01/19	50	55,753
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	49,843
3.88%, 06/05/24 (Call 03/05/24)	75	76,692
5.00%, 03/15/22 (Call 03/15/17)	50	53,452
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	100	106,500
7.38%, 06/15/19 (Call 06/15/15)[b]	125	129,844
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	25,597

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[b]	$50	$52,000
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	50	51,875

		1,032,551
TELECOMMUNICATIONS — 13.10%
AT&T Inc.
1.40%, 12/01/17	100	99,790
1.60%, 02/15/17	200	201,293
2.30%, 03/11/19	100	100,629
2.45%, 06/30/20 (Call 05/30/20)	150	150,073
3.00%, 02/15/22	500	497,997
3.40%, 05/15/25 (Call 02/15/25)	150	148,546
3.90%, 03/11/24 (Call 12/11/23)[a]	100	104,120
4.30%, 12/15/42 (Call 06/15/42)	500	459,360
4.35%, 06/15/45 (Call 12/15/44)	50	46,089
4.75%, 05/15/46 (Call 11/15/45)	200	196,299
5.35%, 09/01/40	100	105,941
5.50%, 02/01/18	600	659,541
6.15%, 09/15/34	250	288,926
6.30%, 01/15/38	400	468,502
British Telecommunications PLC
5.95%, 01/15/18	200	222,575
9.63%, 12/15/30	150	240,986
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	50,353
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	100	99,875
5.80%, 03/15/22	75	77,812
6.45%, 06/15/21	100	107,500
7.60%, 09/15/39	25	25,000
7.65%, 03/15/42	50	50,250
Series V
5.63%, 04/01/20	50	52,674
Series W
6.75%, 12/01/23[a]	50	54,088
Deutsche Telekom International Finance BV
6.75%, 08/20/18	100	115,922
8.75%, 06/15/30	175	261,032
9.25%, 06/01/32	75	119,146

Security	Principal (000s)	Value
Embarq Corp.
7.08%, 06/01/16	$100	$105,625
8.00%, 06/01/36	100	118,250
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	100	99,250
6.88%, 01/15/25 (Call 10/15/24)[a]	50	48,425
7.13%, 01/15/23	50	50,250
7.63%, 04/15/24	50	50,938
8.13%, 10/01/18	50	56,312
8.25%, 04/15/17[a]	50	55,250
8.50%, 04/15/20	150	166,125
9.00%, 08/15/31	50	52,625
Harris Corp.
2.00%, 04/27/18	100	100,475
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[b]	100	100,500
Koninklijke KPN NV
8.38%, 10/01/30	50	70,708
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	212,750
Motorola Solutions Inc.
3.50%, 03/01/23	75	74,513
3.75%, 05/15/22	25	25,316
4.00%, 09/01/24	25	25,066
New Cingular Wireless Services Inc.
8.75%, 03/01/31	50	72,460
Nokia OYJ
5.38%, 05/15/19	75	81,427
6.63%, 05/15/39	25	29,875
Orange SA
2.75%, 09/14/16	50	51,164
2.75%, 02/06/19	50	51,556
4.13%, 09/14/21	50	54,481
5.38%, 07/08/19	125	141,377
5.38%, 01/13/42	75	83,679
5.50%, 02/06/44 (Call 08/06/43)[a]	50	57,108
9.00%, 03/01/31	150	225,038
Qwest Corp.
6.75%, 12/01/21	200	227,500
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	24,628
4.10%, 10/01/23 (Call 07/01/23)[a]	50	52,604
4.50%, 03/15/43 (Call 09/15/42)	25	24,818

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.00%, 03/15/44 (Call 09/15/43)[a]	$25	$26,715
5.45%, 10/01/43 (Call 04/01/43)	50	56,675
6.80%, 08/15/18	125	143,937
SoftBank Corp.
4.50%, 04/15/20[b]	200	204,750
Sprint Communications Inc.
7.00%, 03/01/20[a,b]	50	55,312
9.00%, 11/15/18[b]	200	227,562
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	50	50,953
6.13%, 01/15/22 (Call 01/15/18)	50	51,563
6.25%, 04/01/21 (Call 04/01/17)	100	104,500
6.38%, 03/01/25 (Call 09/01/19)	50	51,350
6.46%, 04/28/19 (Call 05/11/15)	50	51,625
6.50%, 01/15/24 (Call 01/15/19)	50	52,187
6.54%, 04/28/20 (Call 04/28/16)	100	105,495
6.63%, 11/15/20 (Call 11/15/15)	50	52,188
6.63%, 04/28/21 (Call 04/28/17)	100	105,500
6.63%, 04/01/23 (Call 04/01/18)	200	207,640
6.73%, 04/28/22 (Call 04/28/17)[a]	100	105,375
6.84%, 04/28/23 (Call 04/28/18)	100	105,750
Telecom Italia Capital SA
5.25%, 10/01/15	50	50,625
6.00%, 09/30/34	100	104,500
6.38%, 11/15/33[a]	125	134,811
7.00%, 06/04/18	50	55,750
7.18%, 06/18/19	150	172,500
7.20%, 07/18/36	75	85,875
7.72%, 06/04/38	50	59,375
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	53,071
Telefonica Emisiones SAU
3.19%, 04/27/18	150	155,761
4.57%, 04/27/23[a]	150	163,553
5.13%, 04/27/20	150	168,130
5.46%, 02/16/21	100	113,626
6.42%, 06/20/16	75	79,437
7.05%, 06/20/36	125	164,679
Telefonica Europe BV
8.25%, 09/15/30	75	106,320
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	150	162,937
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	150	161,250

Security	Principal (000s)	Value
Verizon Communications Inc.
1.35%, 06/09/17	$225	$225,078
2.00%, 11/01/16	100	101,541
2.45%, 11/01/22 (Call 08/01/22)	100	96,100
2.50%, 09/15/16	34	34,687
2.63%, 02/21/20	100	101,063
3.50%, 11/01/24 (Call 08/01/24)[a]	50	50,771
3.65%, 09/14/18	100	105,970
4.15%, 03/15/24 (Call 12/15/23)	100	106,292
4.40%, 11/01/34 (Call 05/01/34)	200	197,523
4.50%, 09/15/20	250	273,545
4.52%, 09/15/48[b]	50	47,969
4.60%, 04/01/21	100	109,926
4.67%, 03/15/55[b]	250	236,448
4.75%, 11/01/41	50	50,180
4.86%, 08/21/46	200	203,091
5.01%, 08/21/54	250	250,236
5.05%, 03/15/34 (Call 12/15/33)	125	132,692
5.15%, 09/15/23	200	227,095
6.00%, 04/01/41	100	116,759
6.10%, 04/15/18	100	112,584
6.35%, 04/01/19	150	173,423
6.40%, 09/15/33	100	122,070
6.40%, 02/15/38	50	60,487
6.55%, 09/15/43[a]	450	567,523
7.75%, 12/01/30[a]	50	69,614
Vodafone Group PLC
1.50%, 02/19/18	150	149,733
1.63%, 03/20/17	100	100,672
2.50%, 09/26/22	100	95,958
2.95%, 02/19/23	125	121,712
4.38%, 03/16/21	50	54,836
4.38%, 02/19/43	100	95,487
4.63%, 07/15/18[a]	75	81,777
5.45%, 06/10/19	25	28,312
5.63%, 02/27/17	150	161,605
6.15%, 02/27/37	100	119,709
7.88%, 02/15/30	50	67,779
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	200	200,000
Windstream Corp.
7.75%, 10/01/21 (Call 10/01/16)	200	196,500

		16,592,436

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
TEXTILES — 0.12%
INVISTA Finance LLC
4.25%, 10/15/19[b]	$100	$98,701
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	50	50,962

		149,663
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
6.35%, 03/15/40	25	29,077

		29,077
TRANSPORTATION — 1.92%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	50,595
3.00%, 04/01/25 (Call 01/01/25)	50	49,763
3.05%, 09/01/22 (Call 06/01/22)	100	102,078
3.40%, 09/01/24 (Call 06/01/24)	100	103,197
3.75%, 04/01/24 (Call 01/01/24)	75	79,705
4.15%, 04/01/45 (Call 10/01/44)	100	99,720
4.38%, 09/01/42 (Call 03/01/42)	50	51,348
4.40%, 03/15/42 (Call 09/15/41)	50	51,534
4.45%, 03/15/43 (Call 09/15/42)	50	51,970
4.55%, 09/01/44 (Call 03/01/44)	50	53,028
4.70%, 10/01/19	25	27,818
4.90%, 04/01/44 (Call 10/01/43)	25	27,815
5.15%, 09/01/43 (Call 03/01/43)	100	114,672
5.40%, 06/01/41 (Call 12/01/40)	50	58,775
5.75%, 03/15/18	50	55,959
5.75%, 05/01/40 (Call 11/01/39)	50	61,122
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	100	103,410
3.70%, 10/30/20 (Call 07/30/20)[a]	50	53,343
3.95%, 05/01/50 (Call 11/01/49)	50	47,929
4.10%, 03/15/44 (Call 09/15/43)	25	24,890
4.75%, 05/30/42 (Call 11/30/41)	50	54,495
5.50%, 04/15/41 (Call 10/15/40)	150	179,619
FedEx Corp.
3.90%, 02/01/35[a]	100	97,223
4.00%, 01/15/24	100	106,775
4.10%, 04/15/43	25	24,206
4.10%, 02/01/45	50	48,034
4.90%, 01/15/34	25	27,264
5.10%, 01/15/44	50	55,618
8.00%, 01/15/19	50	60,583
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	50	49,956

Security	Principal or Shares (000s)	Value
3.00%, 04/01/22 (Call 01/01/22)	$50	$50,710
3.25%, 12/01/21 (Call 09/01/21)	50	51,919
3.95%, 10/01/42 (Call 04/01/42)	50	48,641
4.80%, 08/15/43 (Call 02/15/43)[a]	100	110,197
4.84%, 10/01/41	50	55,171
5.75%, 04/01/18	100	111,794
6.00%, 05/23/11	25	30,459

		2,431,335
WATER — 0.04%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	51,658

		51,658

TOTAL CORPORATE BONDS & NOTES
(Cost: $124,382,181)		124,768,187

SHORT-TERM INVESTMENTS — 10.05%

MONEY MARKET FUNDS — 10.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	9,597	9,597,101
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	1,377	1,377,371
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,749	1,748,985

		12,723,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,723,457)		12,723,457

TOTAL INVESTMENTS IN SECURITIES — 108.54%
(Cost: $137,105,638)		137,491,644
Other Assets, Less Liabilities — (8.54)%		(10,812,448)

NET ASSETS — 100.00%		$126,679,196

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.21%

ADVERTISING — 0.93%
Getty Images Inc.
7.00%, 10/15/20 (Call 10/15/15)[a]	$25	$14,625
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	25	26,250
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	25,500
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a]	25	25,375
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	25	25,875
Visant Corp.
10.00%, 10/01/17 (Call 06/01/15)[b]	25	21,812

		139,437
AEROSPACE & DEFENSE — 0.81%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[b]	25	22,250
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	25	24,563
6.00%, 07/15/22 (Call 07/15/17)	50	50,312
6.50%, 07/15/24 (Call 07/15/19)	25	25,371

		122,496
AGRICULTURE — 0.32%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	25	21,750
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/15/16)	25	26,750

		48,500
AIRLINES — 0.52%
American Airlines Group Inc.
5.50%, 10/01/19[a]	50	51,625
U.S. Airways Group Inc.
6.13%, 06/01/18	25	26,297

		77,922
AUTO MANUFACTURERS — 1.63%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	220,750
Navistar International Corp.
8.25%, 11/01/21 (Call 06/01/15)[b]	25	24,719

		245,469

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.54%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)	$25	$26,563
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	50	54,750

		81,313
BANKS — 0.88%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	25	23,812
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[b,c]	100	109,500

		133,312
BEVERAGES — 0.16%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	25	24,033

		24,033
BIOTECHNOLOGY — 0.17%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	25	25,375

		25,375
BUILDING MATERIALS — 0.84%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/01/15)[b]	25	21,250
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	25	25,250
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,000
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	25	24,500
USG Corp.
9.75%, 01/15/18	25	28,937

		126,937
CHEMICALS — 1.95%
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)	50	46,750
8.88%, 02/01/18 (Call 06/01/15)	25	22,281
9.00%, 11/15/20 (Call 11/15/15)	25	17,875
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	25	25,250
8.63%, 03/15/21 (Call 09/15/15)	10	10,600

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 06/01/15)	$50	$44,750
MPM Escrow LLC
8.88%, 10/15/20	50	—
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	50	52,250
PQ Corp.
8.75%, 11/01/18 (Call 06/01/15)[a]	25	25,969
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	23,875
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	25	24,500

		294,100
COAL — 1.29%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/15)[b]	25	5,250
6.25%, 06/01/21 (Call 06/01/16)	25	4,750
9.75%, 04/15/18	25	8,500
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)[b]	25	8,688
7.25%, 06/15/21 (Call 06/15/16)	50	10,750
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	25	22,938
8.00%, 04/01/23 (Call 04/01/18)[a]	25	25,344
Foresight Energy LLC/Foresight Energy Finance Corp.
7.88%, 08/15/21 (Call 08/15/16)[a]	25	24,250
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	25	25,437
Peabody Energy Corp.
6.00%, 11/15/18	75	59,109

		195,016
COMMERCIAL SERVICES — 4.25%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	25,563
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	25	24,938
8.75%, 12/01/20 (Call 12/01/15)[b]	30	27,675
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	25	23,875
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	25	23,250

Security	Principal (000s)	Value
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	$25	$25,750
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	25	26,188
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	24,375
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	50	50,875
6.75%, 04/15/19 (Call 06/01/15)	50	51,739
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	51,752
Jaguar Holding Co. I
9.38%, 10/15/17 (Call 06/01/15)[a,d]	50	51,125
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[a]	50	48,750
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	25	24,750
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	51,375
7.38%, 05/15/20 (Call 05/15/16)	50	53,914
7.63%, 04/15/22 (Call 04/15/17)	50	55,125

		641,019
COMPUTERS — 0.52%
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	26,063
7.38%, 11/15/18 (Call 06/01/15)	25	26,000
7.63%, 11/15/20 (Call 11/15/15)	25	26,437

		78,500
COSMETICS & PERSONAL CARE — 0.32%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	25	23,500
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	25	25,000

		48,500
DISTRIBUTION & WHOLESALE — 1.26%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	25	26,187
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	25	25,938
7.50%, 07/15/20 (Call 10/15/16)	50	53,625
11.00%, 04/15/20 (Call 04/15/16)[b]	25	28,375
11.50%, 07/15/20 (Call 10/15/16)	25	29,250

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
VWR Funding Inc.
7.25%, 09/15/17 (Call 06/01/15)[b]	$25	$26,125

		189,500
DIVERSIFIED FINANCIAL SERVICES — 2.11%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	25	20,000
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)[a]	25	24,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	25	24,375
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	50	52,935
Springleaf Finance Corp.
5.25%, 12/15/19	50	50,375
6.90%, 12/15/17	100	106,250
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a,b]	25	17,875
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	25	22,375

		318,685
ELECTRIC — 3.79%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	50	50,437
5.75%, 01/15/25 (Call 10/15/19)	50	50,252
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[a]	50	52,250
7.38%, 11/01/22 (Call 11/01/18)[a]	50	53,250
7.63%, 11/01/24 (Call 11/01/19)[a]	50	53,750
GenOn Energy Inc.
7.88%, 06/15/17	25	25,063
9.50%, 10/15/18	25	25,938
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	50	51,875
6.25%, 05/01/24 (Call 05/01/19)[b]	25	25,563
6.63%, 03/15/23 (Call 09/15/17)	50	52,625
7.63%, 01/15/18	25	27,687
8.25%, 09/01/20 (Call 09/01/15)	50	52,750
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	50	49,125

		570,565

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.49%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	$25	$25,688
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	25	22,875
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	25	25,500

		74,063
ELECTRONICS — 0.18%
Viasystems Inc.
7.88%, 05/01/19 (Call 06/01/15)[a]	25	26,313

		26,313
ENERGY — ALTERNATE SOURCES — 0.17%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	25	26,063

		26,063
ENTERTAINMENT — 1.50%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	25	27,187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/15/16)	25	25,937
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	25,280
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	25	26,687
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	25	25,688
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)[a]	50	46,375
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	25,813
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	25	23,750

		226,717
ENVIRONMENTAL CONTROL — 0.33%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	26,437
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	23,188

		49,625

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
FOOD — 1.75%
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/01/15)	$35	$36,487
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	25	25,063
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	25	26,000
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	24,375
7.38%, 02/15/22 (Call 02/15/17)	50	51,875
Safeway Inc.
7.25%, 02/01/31	20	20,300
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	25	26,937
U.S. Foods Inc.
8.50%, 06/30/19 (Call 06/01/15)	25	26,344
WhiteWave Foods Co. (The)
5.38%, 10/01/22	25	26,875

		264,256
FOREST PRODUCTS & PAPER — 0.31%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/17)[a]	25	25,312
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/07/16)	25	21,938

		47,250
GAS — 0.71%
Sabine Pass LNG LP
7.50%, 11/30/16	100	106,625

		106,625
HEALTH CARE — PRODUCTS — 2.18%
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	75	79,406
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	50	44,437
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	25,906
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	53,812
12.50%, 11/01/19 (Call 11/01/15)	25	27,248
Mallinckrodt International Finance SA
4.75%, 04/15/23	25	23,938

Security	Principal (000s)	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a]	$25	$25,500
5.75%, 08/01/22 (Call 08/01/17)[a,b]	25	25,875
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/15/15)	25	21,938

		328,060
HEALTH CARE — SERVICES — 5.97%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	25	25,380
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 06/01/15)	25	25,750
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	100	106,125
7.13%, 07/15/20 (Call 07/15/16)[b]	25	26,813
8.00%, 11/15/19 (Call 11/15/15)	75	79,500
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	49,906
5.13%, 07/15/24 (Call 07/15/19)	50	50,881
5.75%, 08/15/22 (Call 08/15/17)	25	26,563
HCA Holdings Inc.
6.25%, 02/15/21	25	27,300
7.75%, 05/15/21 (Call 11/15/15)	50	53,250
HCA Inc.
5.38%, 02/01/25	25	26,250
5.88%, 05/01/23[b]	50	54,062
7.50%, 02/15/22	50	58,500
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 06/01/15)	25	25,938
Kindred Healthcare Inc.
8.00%, 01/15/20[a]	25	26,970
8.75%, 01/15/23 (Call 01/15/18)[a]	25	27,813
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	25	26,250
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	25	24,890
Tenet Healthcare Corp.
5.00%, 03/01/19[a]	50	49,687
8.00%, 08/01/20 (Call 08/01/15)	25	26,156
8.13%, 04/01/22	75	81,844

		899,828

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 1.05%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 06/01/15)[d]	$25	$24,906
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	55	57,750
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	25	25,094
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	25	25,750
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	25	25,250

		158,750
HOME BUILDERS — 0.51%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a]	25	26,187
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	25	25,875
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	25	25,063

		77,125
HOUSEHOLD PRODUCTS & WARES — 1.73%
Jarden Corp.
7.50%, 05/01/17	25	27,594
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	50	52,250
8.25%, 02/15/21 (Call 02/15/16)	150	159,562
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[a]	25	22,031

		261,437
HOUSEWARES — 0.17%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	25	26,063

		26,063
INSURANCE — 0.62%
Genworth Holdings Inc.
6.15%, 11/15/66 (Call 11/15/16)[c]	25	15,750
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	50	51,500

Security	Principal (000s)	Value
USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[a]	$25	$25,625

		92,875
INTERNET — 1.44%
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	51,875
5.75%, 01/01/25 (Call 01/01/20)[b]	25	26,313
Netflix Inc.
5.50%, 02/15/22[a]	35	36,837
5.88%, 02/15/25[a]	25	26,625
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	25	25,500
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	50	50,250

		217,400
IRON & STEEL — 0.60%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/01/15)[b]	25	21,688
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	26	18,405
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 06/01/15)	25	25,455
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	25	25,000

		90,548
LEISURE TIME — 0.15%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	25	22,125

		22,125
LODGING — 2.84%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 06/01/15)	25	26,156
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	25	25,000
11.00%, 10/01/21 (Call 10/01/16)	40	35,800
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a]	25	19,875

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[b]	$25	$26,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	50	52,750
MGM Resorts International
5.25%, 03/31/20[b]	25	25,500
6.00%, 03/15/23[b]	25	25,891
6.63%, 12/15/21	25	26,750
6.75%, 10/01/20	25	26,906
7.63%, 01/15/17	50	53,740
7.75%, 03/15/22	25	28,062
8.63%, 02/01/19	25	28,781
Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	25	26,938

		428,149
MACHINERY — 0.85%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	25	25,502
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	25	23,250
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	25	26,750
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,375
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	25	27,000

		127,877
MANUFACTURING — 1.78%
Bombardier Inc.
5.50%, 09/15/18[a]	30	30,337
6.13%, 01/15/23[a]	100	95,570
7.50%, 03/15/25 (Call 03/15/20)[a]	50	49,562
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	25	23,313
Polymer Group Inc.
7.75%, 02/01/19 (Call 06/01/15)	22	22,715
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[b]	45	47,532

		269,029

Security	Principal (000s)	Value
MEDIA — 7.91%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	$25	$25,469
Cablevision Systems Corp.
5.88%, 09/15/22[b]	25	26,500
8.63%, 09/15/17	75	84,562
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	25	25,094
5.13%, 12/15/21 (Call 06/15/16)[a,b]	25	25,036
6.38%, 09/15/20 (Call 09/15/15)[a]	50	52,687
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	75	79,063
Series B
7.63%, 03/15/20 (Call 06/01/15)	50	52,625
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 06/01/15)[b]	25	24,063
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	50	49,437
9.00%, 03/01/21 (Call 03/01/16)	50	47,937
9.00%, 09/15/22 (Call 09/15/17)	15	14,325
10.00%, 01/15/18 (Call 07/15/16)[b]	25	21,875
10.63%, 03/15/23 (Call 03/15/18)[a]	25	25,438
11.25%, 03/01/21 (Call 03/01/16)	25	25,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	25	24,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	25	27,688
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 11/15/15)	25	26,500
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	75	75,412
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200	204,875
Quebecor Media Inc.
5.75%, 01/15/23	25	25,813
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	25,319
5.63%, 08/01/24 (Call 08/01/19)[a]	25	25,438

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	$25	$24,422
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	50	50,562
5.13%, 02/15/25 (Call 02/15/20)[a]	50	50,375
6.75%, 09/15/22 (Call 09/15/17)[a]	23	24,697
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	25	26,849

		1,191,811
METAL FABRICATE & HARDWARE — 0.32%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/01/15)[a,b]	25	20,869
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	25	27,062

		47,931
MINING — 2.51%
Aleris International Inc.
7.63%, 02/15/18 (Call 06/01/15)	25	25,813
7.88%, 11/01/20 (Call 11/01/15)	25	25,819
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	50	46,500
7.00%, 02/15/21 (Call 02/15/18)[a]	50	46,625
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a]	50	43,625
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	26,187
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	21,375
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)[b]	25	12,406
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	25	24,750
Novelis Inc.
8.38%, 12/15/17 (Call 06/01/15)	50	52,000
8.75%, 12/15/20 (Call 12/15/15)	50	53,375

		378,475
OFFICE & BUSINESS EQUIPMENT — 0.18%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,575

		26,575

Security	Principal (000s)	Value
OIL & GAS — 10.16%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	$20	$14,700
7.38%, 11/01/21 (Call 07/31/17)[a]	25	18,438
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	25	25,437
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	20,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	25	24,875
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	25	25,375
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	25	20,000
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 06/01/15)[b]	25	23,937
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	25	25,250
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	22,500
5.50%, 05/01/22 (Call 05/01/17)	50	47,375
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 10/01/15)[a]	25	21,563
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[b]	25	10,313
9.25%, 12/15/17 (Call 06/01/15)	25	18,500
11.00%, 03/15/20 (Call 09/15/17)[a]	40	38,200
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	75	80,250
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 06/01/15)[b]	25	19,563
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 06/01/15)	25	24,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 06/01/15)[b]	25	17,688
8.50%, 04/15/22 (Call 04/15/17)	20	11,950

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[b]	$75	$58,575
Harvest Operations Corp.
6.88%, 10/01/17	8	7,390
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)	25	24,750
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	25	21,125
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	26,750
Lightstream Resources Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a,b]	25	19,250
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	75	63,375
6.50%, 05/15/19 (Call 06/01/15)[b]	25	21,813
6.50%, 09/15/21 (Call 09/15/17)	25	20,375
7.75%, 02/01/21 (Call 09/15/15)	25	21,500
8.63%, 04/15/20 (Call 06/01/15)	50	45,531
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	25	22,750
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	25	24,375
6.50%, 03/15/21 (Call 06/01/15)[a]	25	24,687
7.00%, 03/31/24 (Call 09/30/18)[a]	25	24,630
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	25	24,437
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)[a]	25	24,250
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	25	13,250
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	25	23,969
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	25	25,437
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[a]	20	13,450
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	25	16,000
7.50%, 11/01/19 (Call 11/01/15)	25	16,500

Security	Principal (000s)	Value
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	$50	$42,375
Paragon Offshore PLC
7.25%, 08/15/24 (Call 08/15/19)[a]	25	10,375
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	25	26,125
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	25	26,625
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	25	24,375
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	25	25,031
5.88%, 06/01/24 (Call 06/01/19)	25	24,812
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)[a]	25	25,950
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 06/01/15)	2	500
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	25	24,500
7.75%, 06/15/21 (Call 06/15/17)[b]	25	26,062
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	34,375
7.50%, 02/15/23 (Call 08/15/17)	25	16,500
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[a]	25	26,812
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	25	14,313
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	23,000
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a,b]	25	22,063
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	25	24,812
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)[b]	25	17,875

		1,531,063
OIL & GAS SERVICES — 0.68%
FTS International Inc.
6.25%, 05/01/22 (Call 05/01/17)[a]	25	19,875
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	25	19,750

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	$25	$16,625
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	25	21,867
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	24,125

		102,242
PACKAGING & CONTAINERS — 0.71%
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	25	25,906
9.75%, 01/15/21 (Call 01/15/16)	25	27,438
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a]	25	25,750
Sealed Air Corp.
8.38%, 09/15/21 (Call 09/15/16)[a]	25	28,187

		107,281
PHARMACEUTICALS — 4.13%
Capsugel SA
7.00%, 05/15/19 (Call 05/18/15)[a,d]	25	25,500
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	25	25,313
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	50	49,188
NBTY Inc.
9.00%, 10/01/18 (Call 06/01/15)	25	26,000
Salix Pharmaceuticals Ltd.
6.25%, 01/15/21 (Call 05/04/15)[a]	25	28,375
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	50	50,625
5.63%, 12/01/21 (Call 12/01/16)[a,b]	25	25,625
5.88%, 05/15/23 (Call 05/15/18)[a]	75	76,969
6.13%, 04/15/25 (Call 04/15/20)[a]	100	103,187
6.38%, 10/15/20 (Call 10/15/16)[a]	25	26,344
6.75%, 08/15/18 (Call 08/15/15)[a]	50	52,937
7.00%, 10/01/20 (Call 10/01/15)[a]	75	78,562
7.50%, 07/15/21 (Call 07/15/16)[a,b]	50	54,250

		622,875
PIPELINES — 0.97%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	25	25,812

Security	Principal (000s)	Value
NGPL PipeCo LLC
7.12%, 12/15/17 [a,b]	$100	$101,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	25	19,313

		146,875
REAL ESTATE INVESTMENT TRUSTS — 0.50%
Communications Sales & Leasing Inc.
8.25%, 10/15/23 (Call 04/15/19)[a]	25	25,657
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	24,666
5.00%, 07/01/19 (Call 07/01/16)	25	24,906

		75,229
RETAIL — 4.64%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	75	77,437
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (Call 06/01/15)[a,d]	25	21,250
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 06/01/15)[a]	25	22,315
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[a]	25	26,187
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	25	25,375
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a]	25	22,000
JC Penney Corp. Inc.
7.63%, 03/01/97	20	14,900
Landry’s Inc.
9.38%, 05/01/20 (Call 06/01/15)[a]	25	26,750
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)[a]	25	26,500
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	25	25,938
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	50	53,625
New Academy Finance Co. LLC/New Academy Finance Corp.
8.00%, 06/15/18 (Call 06/01/15)[a,d]	25	25,188
New Albertsons Inc.
7.45%, 08/01/29	20	19,450

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[b]	$25	$27,031
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	25	26,250
Petco Holdings Inc.
8.50%, 10/15/17 (Call 06/01/15)[a,d]	25	25,750
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	25	25,906
6.75%, 06/15/21 (Call 06/15/16)	50	52,937
9.25%, 03/15/20 (Call 03/15/16)	50	55,250
Sears Holdings Corp.
6.63%, 10/15/18[b]	50	47,875
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	26,500
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)[b]	25	25,313

		699,727
SEMICONDUCTORS — 0.53%
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	25	25,625
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	50	54,025

		79,650
SOFTWARE — 3.38%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	75	68,812
First Data Corp.
8.25%, 01/15/21 (Call 01/15/16)[a]	50	53,016
11.25%, 01/15/21 (Call 01/15/16)	25	28,125
11.75%, 08/15/21 (Call 05/15/16)	75	86,062
12.63%, 01/15/21 (Call 01/15/16)	100	118,050
Infor Software Parent LLC/Infor Software Parent Inc.
7.13%, 05/01/21 (Call 05/01/17)[a,d]	25	25,063
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	50	51,375
11.50%, 07/15/18 (Call 05/09/15)	25	27,031
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	25	25,250
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 06/01/15)[a]	25	26,875

		509,659

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 11.00%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	$50	$55,875
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	202,002
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[a]	25	25,125
10.50%, 03/01/21 (Call 03/01/17)[a,b]	50	44,000
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	25	26,563
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	25,000
5.50%, 06/15/24 (Call 06/15/19)[a]	25	25,188
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a,b]	25	25,188
Hughes Satellite Systems Corp.
6.50%, 06/15/19	25	27,438
7.63%, 06/15/21	25	27,875
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	47,062
6.63%, 12/15/22 (Call 12/15/17)	50	49,375
7.25%, 04/01/19 (Call 06/01/15)	50	51,812
7.25%, 10/15/20 (Call 10/15/15)	50	51,556
7.50%, 04/01/21 (Call 04/01/16)[b]	50	51,937
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[b]	25	24,984
7.75%, 06/01/21 (Call 06/01/17)[b]	50	45,938
8.13%, 06/01/23 (Call 06/01/18)[b]	25	22,883
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	25	25,531
6.13%, 01/15/21 (Call 11/15/16)	50	52,937
7.00%, 06/01/20 (Call 06/01/16)	50	53,562
8.13%, 07/01/19 (Call 05/28/15)	50	52,550
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	25	24,719
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	26,188
Sprint Capital Corp.
6.88%, 11/15/28	75	67,875
6.90%, 05/01/19	50	51,491
8.75%, 03/15/32	25	25,625

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Sprint Communications Inc.
6.00%, 12/01/16	$50	$52,156
6.00%, 11/15/22	25	23,625
7.00%, 08/15/20	25	25,375
8.38%, 08/15/17	25	27,313
Sprint Corp.
7.13%, 06/15/24	50	48,062
7.25%, 09/15/21	50	50,187
7.88%, 09/15/23	75	75,281
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 06/01/15)[a]	25	25,438
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	25	24,094
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	25	22,063
7.75%, 10/15/20 (Call 10/15/15)[b]	25	25,688
7.75%, 10/01/21 (Call 10/01/16)[b]	50	49,125

		1,658,686
TRANSPORTATION — 0.83%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	50	49,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	25,563
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	23,000
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a]	25	26,562

		124,875
TRUCKING & LEASING — 0.14%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a,b]	25	21,500

		21,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,893,822)		14,505,311

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 21.41%

MONEY MARKET FUNDS — 21.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	2,297	$2,297,355
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	330	329,715
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	601	600,544

		3,227,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,227,614)		3,227,614

TOTAL INVESTMENTS IN SECURITIES — 117.62%
(Cost: $18,121,436)		17,732,925
Other Assets, Less Liabilities — (17.62)%		(2,656,151)

NET ASSETS — 100.00%		$15,076,774

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 91.67%

BANKS — 55.56%
Bank of America Corp.
4.88%, 04/01/44	$25	$27,295
5.70%, 01/24/22	100	115,842
7.63%, 06/01/19	50	60,061
Series L
2.25%, 04/21/20	50	49,629
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	24,670
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	25	25,614
3.65%, 02/04/24 (Call 01/05/24)	25	26,438
Bank of Nova Scotia (The)
2.55%, 01/12/17	100	102,630
Barclays Bank PLC
2.50%, 02/20/19	200	203,721
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,185
2.45%, 01/15/20 (Call 12/15/19)	25	25,285
BNP Paribas SA
1.38%, 03/17/17	50	50,076
3.25%, 03/03/23	25	25,319
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	25	25,055
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	50	51,352
Citigroup Inc.
1.35%, 03/10/17	100	99,884
4.45%, 01/10/17	38	39,954
5.88%, 01/30/42	50	61,379
6.88%, 03/05/38	25	33,654
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	50	51,452
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	50	51,961
3.88%, 02/08/22	50	53,370
5.25%, 05/24/41	13	15,159

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b]	$50	$50,184
Credit Suisse/New York NY
5.40%, 01/14/20	25	28,021
Deutsche Bank AG/London
3.70%, 05/30/24	50	50,672
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	13	13,465
4.30%, 01/16/24 (Call 12/16/23)	13	13,773
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	100	104,347
5.38%, 03/15/20	100	112,769
6.75%, 10/01/37	25	31,463
HSBC Holdings PLC
4.00%, 03/30/22	25	26,719
6.10%, 01/14/42	75	97,364
JPMorgan Chase & Co.
3.15%, 07/05/16	100	102,554
3.38%, 05/01/23	25	24,930
4.85%, 02/01/44[a]	10	11,068
5.60%, 07/15/41	25	30,051
6.40%, 05/15/38[a]	25	32,557
KeyCorp
5.10%, 03/24/21	13	14,736
Lloyds Bank PLC
4.20%, 03/28/17	25	26,380
Morgan Stanley
1.88%, 01/05/18	100	100,285
4.35%, 09/08/26	35	35,674
5.00%, 11/24/25	50	53,891
6.38%, 07/24/42	25	32,238
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,083
Northern Trust Corp.
2.38%, 08/02/22	13	12,769
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	25	26,003
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	25	25,543
Royal Bank of Canada
1.50%, 01/16/18	75	75,288

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	$13	$14,982
Toronto-Dominion Bank (The)
2.38%, 10/19/16	25	25,587
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	75	75,958
UBS AG/Stamford CT
5.75%, 04/25/18	100	111,531
Wachovia Corp.
5.50%, 08/01/35	25	28,857
5.63%, 10/15/16	50	53,098
Wells Fargo & Co.
3.50%, 03/08/22	25	26,250
4.10%, 06/03/26[a]	25	25,867
4.13%, 08/15/23	100	105,673
4.60%, 04/01/21	30	33,498
Westpac Banking Corp.
2.25%, 01/17/19	50	50,787

		2,954,900
COMMERCIAL SERVICES — 0.49%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	25	25,824

		25,824
DIVERSIFIED FINANCIAL SERVICES — 10.79%
Air Lease Corp.
4.75%, 03/01/20	25	26,792
American Express Co.
2.65%, 12/02/22	50	49,270
American Express Credit Corp.
2.38%, 03/24/17	100	102,552
Ameriprise Financial Inc.
4.00%, 10/15/23	5	5,353
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	13	15,660
Credit Suisse USA Inc.
5.85%, 08/16/16	38	40,403
Discover Financial Services
3.85%, 11/21/22	13	13,260
General Electric Capital Corp.
1.60%, 11/20/17	13	13,159
3.45%, 05/15/24 (Call 02/13/24)	25	26,387
4.65%, 10/17/21	13	14,750
5.63%, 05/01/18	25	28,057

Security	Principal (000s)	Value
Series A
6.75%, 03/15/32	$100	$137,772
International Lease Finance Corp.
7.13%, 09/01/18[b]	25	28,218
Invesco Finance PLC
4.00%, 01/30/24	13	13,843
Jefferies Group LLC
6.88%, 04/15/21	25	28,436
Nomura Holdings Inc.
6.70%, 03/04/20	25	29,810

		573,722
HEALTH CARE — SERVICES — 3.52%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	25	25,117
Anthem Inc.
5.10%, 01/15/44	25	27,853
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	35	37,721
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	10	10,646
7.20%, 06/15/18	13	15,072
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	10	10,339
6.88%, 02/15/38	25	34,994
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	25	25,477

		187,219
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	13	13,291

		13,291
INSURANCE — 13.39%
ACE INA Holdings Inc.
4.15%, 03/13/43	13	13,445
Aflac Inc.
2.65%, 02/15/17[a]	25	25,714
3.63%, 06/15/23[a]	13	13,615
Alleghany Corp.
4.95%, 06/27/22	30	32,940
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	27,125
American International Group Inc.
4.88%, 06/01/22	75	84,445

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Aon Corp.
6.25%, 09/30/40	$15	$18,961
Assurant Inc.
4.00%, 03/15/23	13	13,268
AXA SA
8.60%, 12/15/30	13	18,070
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	13	16,391
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	25	25,708
3.40%, 01/31/22[a]	25	26,396
Chubb Corp. (The)
6.50%, 05/15/38	13	17,823
Fidelity National Financial Inc.
5.50%, 09/01/22	8	8,668
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,399
Infinity Property & Casualty Corp.
5.00%, 09/19/22	5	5,384
Lincoln National Corp.
8.75%, 07/01/19	25	31,326
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	35	39,245
MetLife Inc.
3.05%, 12/15/22	25	25,363
4.72%, 12/15/44	10	10,927
6.40%, 12/15/66 (Call 12/15/31)	25	29,625
Principal Financial Group Inc.
3.30%, 09/15/22	13	13,131
Progressive Corp. (The)
3.75%, 08/23/21	25	27,058
Prudential Financial Inc.
5.63%, 06/15/43 (Call 06/15/23)[d]	25	26,750
5.80%, 11/16/41	25	29,588
Reinsurance Group of America Inc.
4.70%, 09/15/23	13	14,108
Travelers Companies Inc. (The)
4.60%, 08/01/43	10	11,162
6.25%, 06/20/16	25	26,504
Voya Financial Inc.
2.90%, 02/15/18[a]	25	25,734

Security	Principal (000s)	Value
XLIT Ltd.
4.45%, 03/31/25[a]	$10	$10,075
5.75%, 10/01/21	13	15,122

		712,070
REAL ESTATE INVESTMENT TRUSTS — 7.57%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	13	12,944
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	50	52,508
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	13	12,891
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	13	12,899
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	13	13,939
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	13	13,919
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	25	27,740
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	25	24,299
5.38%, 02/01/21 (Call 11/03/20)	13	14,599
Health Care REIT Inc.
4.50%, 01/15/24 (Call 10/15/23)[a]	25	26,730
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	13	13,809
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	13	12,798
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	13	13,456
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	13	12,919
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	125	126,734
4.25%, 10/01/44 (Call 04/01/44)	10	10,242

		402,426
TRUCKING & LEASING — 0.10%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	5	5,343

		5,343

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,735,632)		4,874,795

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

April 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 11.76%

MONEY MARKET FUNDS — 11.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,e,f]	248	$248,391
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,e,f]	36	35,649
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	342	341,684

		625,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $625,724)		625,724

TOTAL INVESTMENTS IN SECURITIES — 103.43%
(Cost: $5,361,356)		5,500,519
Other Assets, Less Liabilities — (3.43)%		(182,628)

NET ASSETS — 100.00%		$5,317,891

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.22%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$9	$9,248

		9,248
AEROSPACE & DEFENSE — 3.06%
Boeing Co. (The)
6.00%, 03/15/19[a]	25	28,921
General Dynamics Corp.
1.00%, 11/15/17	17	16,952
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	13	13,208
Lockheed Martin Corp.
3.35%, 09/15/21	9	9,508
4.07%, 12/15/42	9	8,976
Northrop Grumman Corp.
3.25%, 08/01/23	13	13,288
3.50%, 03/15/21[a]	7	7,326
Raytheon Co.
3.13%, 10/15/20[a]	13	13,609
United Technologies Corp.
1.80%, 06/01/17	13	13,237
4.50%, 06/01/42	13	13,766
5.70%, 04/15/40	13	16,029

		154,820
AGRICULTURE — 2.03%
Altria Group Inc.
4.50%, 05/02/43	9	8,865
10.20%, 02/06/39	3	5,126
Archer-Daniels-Midland Co.
4.48%, 03/01/21	13	14,523
Lorillard Tobacco Co.
8.13%, 05/01/40	7	9,764
Philip Morris International Inc.
2.90%, 11/15/21	38	38,821
4.25%, 11/10/44	5	5,045
Reynolds American Inc.
6.15%, 09/15/43	5	5,870
6.75%, 06/15/17	13	14,373

		102,387

Security	Principal (000s)	Value
AIRLINES — 0.83%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	$15	$15,860
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	25	26,250

		42,110
AUTO MANUFACTURERS — 1.32%
Daimler Finance North America LLC
8.50%, 01/18/31	9	13,905
Ford Motor Co.
7.45%, 07/16/31	7	9,410
Toyota Motor Credit Corp.
2.00%, 09/15/16	25	25,456
3.40%, 09/15/21[a]	17	18,061

		66,832
AUTO PARTS & EQUIPMENT — 0.51%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	25,789

		25,789
BEVERAGES — 3.35%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	13	13,012
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	13	12,751
3.75%, 07/15/42	13	12,245
8.20%, 01/15/39	13	20,053
Coca-Cola Co. (The)
3.20%, 11/01/23	17	17,648
3.30%, 09/01/21	13	13,833
Diageo Capital PLC
4.83%, 07/15/20[a]	25	28,228
PepsiCo Inc.
2.50%, 05/10/16	38	38,645
4.00%, 03/05/42	13	13,008

		169,423
BIOTECHNOLOGY — 1.96%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)[a]	25	27,090
5.85%, 06/01/17	25	27,345

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	$10	$10,370
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	9	9,481
4.40%, 12/01/21 (Call 09/01/21)	13	14,471
4.50%, 02/01/45 (Call 08/01/44)	10	10,508

		99,265
BUILDING MATERIALS — 0.36%
CRH America Inc.
6.00%, 09/30/16	17	18,112

		18,112
CHEMICALS — 2.86%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	13	12,961
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	7	6,980
CF Industries Inc.
6.88%, 05/01/18	13	14,790
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	19	18,550
8.55%, 05/15/19	7	8,697
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[a]	7	7,218
Ecolab Inc.
5.50%, 12/08/41	5	5,904
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	7	6,963
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	9	9,425
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)[a]	15	15,642
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	9	9,538
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	9	9,435
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	19	18,381

		144,484
COMMERCIAL SERVICES — 0.76%
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	25	26,375

Security	Principal (000s)	Value
Princeton University Series A
4.95%, 03/01/19	$4	$4,490
Western Union Co. (The)
5.25%, 04/01/20	7	7,753

		38,618
COMPUTERS — 3.92%
Apple Inc.
1.00%, 05/03/18	17	16,893
2.40%, 05/03/23	25	24,383
3.45%, 05/06/24	13	13,600
Computer Sciences Corp.
4.45%, 09/15/22	9	9,172
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)	13	13,388
Hewlett-Packard Co.
4.30%, 06/01/21[a]	25	26,810
4.65%, 12/09/21	9	9,861
International Business Machines Corp.
1.95%, 07/22/16	50	50,753
4.00%, 06/20/42	14	13,342
5.60%, 11/30/39	2	2,428
Seagate HDD Cayman
3.75%, 11/15/18	17	17,707

		198,337
COSMETICS & PERSONAL CARE — 0.95%
Colgate-Palmolive Co.
2.10%, 05/01/23	9	8,667
Procter & Gamble Co. (The)
1.45%, 08/15/16	13	13,126
1.60%, 11/15/18	17	17,138
5.55%, 03/05/37	7	8,995

		47,926
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	50	62,260

		62,260
ELECTRICAL COMPONENTS & EQUIPMENT — 0.27%
Energizer Holdings Inc.
4.70%, 05/24/22	13	13,478

		13,478
ELECTRONICS — 1.25%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	7	7,183

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	$9	$9,449
Honeywell International Inc.
4.25%, 03/01/21	7	7,798
Koninklijke Philips NV
5.75%, 03/11/18	17	18,957
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	19	19,797

		63,184
ENGINEERING & CONSTRUCTION — 0.15%
ABB Finance USA Inc.
4.38%, 05/08/42	7	7,436

		7,436
ENVIRONMENTAL CONTROL — 0.69%
Republic Services Inc.
3.80%, 05/15/18	17	18,019
5.00%, 03/01/20	15	16,690

		34,709
FOOD — 1.87%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	12	11,678
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	13	13,426
Kraft Foods Group Inc.
3.50%, 06/06/22	13	13,333
5.00%, 06/04/42	13	13,977
Kroger Co. (The)
6.15%, 01/15/20	15	17,503
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	10	10,265
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	13	14,165

		94,347
FOREST PRODUCTS & PAPER — 0.56%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	13	13,715
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	7	7,885
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	7	6,906

		28,506

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 2.44%
Baxter International Inc.
2.40%, 08/15/22	$13	$12,414
Becton Dickinson and Co.
3.13%, 11/08/21	9	9,179
Boston Scientific Corp.
6.00%, 01/15/20	9	10,308
Covidien International Finance SA
6.00%, 10/15/17	13	14,484
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	13	13,332
4.38%, 03/15/35[b]	10	10,558
4.50%, 03/15/42 (Call 09/15/41)	13	13,842
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	25	25,178
Stryker Corp.
2.00%, 09/30/16	9	9,144
Zimmer Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	5	4,962

		123,401
HEALTH CARE — SERVICES — 0.41%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	7	7,199
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	13	13,678

		20,877
HOME BUILDERS — 0.27%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	13	13,411

		13,411
HOME FURNISHINGS — 0.21%
Whirlpool Corp.
4.00%, 03/01/24	10	10,419

		10,419
HOUSEHOLD PRODUCTS & WARES — 0.55%
Kimberly-Clark Corp.
6.13%, 08/01/17	25	27,782

		27,782
INTERNET — 0.81%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	7	6,850
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	7	6,690

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Google Inc.
3.63%, 05/19/21	$13	$14,152
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	13	13,204

		40,896
IRON & STEEL — 0.83%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	25	26,780
8.25%, 01/17/34	13	14,983

		41,763
LODGING — 0.40%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	7	7,015
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	13	13,456

		20,471
MACHINERY — 1.14%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	19	22,576
Caterpillar Inc.
3.80%, 08/15/42	9	8,698
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	13	12,965
John Deere Capital Corp.
3.35%, 06/12/24	10	10,394
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	3	2,964

		57,597
MANUFACTURING — 2.56%
3M Co.
2.00%, 06/26/22	13	12,748
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	3	3,068
Eaton Corp.
2.75%, 11/02/22	13	12,960
General Electric Co.
4.13%, 10/09/42	7	7,244
4.50%, 03/11/44	10	10,931
5.25%, 12/06/17	51	56,206
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	7	6,958

Security	Principal (000s)	Value
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	$15	$15,124
Pentair Finance SA
2.65%, 12/01/19	4	4,019

		129,258
MEDIA — 6.36%
21st Century Fox America Inc.
3.00%, 09/15/22	17	17,117
6.65%, 11/15/37	19	24,922
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	15	15,248
Comcast Corp.
2.85%, 01/15/23	13	13,121
4.25%, 01/15/33	14	14,538
4.65%, 07/15/42	13	14,062
6.95%, 08/15/37	13	17,800
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,454
6.00%, 08/15/40 (Call 05/15/40)	13	14,552
Discovery Communications LLC
3.25%, 04/01/23	17	16,748
Grupo Televisa SAB
6.63%, 01/15/40	9	11,022
NBCUniversal Media LLC
5.15%, 04/30/20	13	14,865
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	9	9,592
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	25	24,670
7.30%, 07/01/38	19	21,108
Time Warner Inc.
7.70%, 05/01/32	32	44,567
Viacom Inc.
6.88%, 04/30/36	13	15,398
Walt Disney Co. (The)
3.70%, 12/01/42	7	6,945

		321,729
MINING — 3.52%
Barrick North America Finance LLC
4.40%, 05/30/21	13	13,427
5.75%, 05/01/43	7	7,053

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	$19	$19,152
3.85%, 09/30/23[a]	13	13,751
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	19	17,686
5.45%, 03/15/43 (Call 09/15/42)	7	6,209
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	13	12,769
4.88%, 03/15/42 (Call 09/15/41)	7	6,214
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	34	35,654
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	9	8,545
Southern Copper Corp.
5.38%, 04/16/20	13	14,278
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	19	17,668
5.20%, 03/01/42 (Call 09/01/41)	7	5,740

		178,146
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
5.75%, 09/15/17	3	3,251
Xerox Corp.
4.50%, 05/15/21	9	9,695

		12,946
OIL & GAS — 9.87%
Anadarko Finance Co.
7.50%, 05/01/31	13	16,982
Anadarko Petroleum Corp.
6.38%, 09/15/17	19	21,097
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	13	13,569
BP Capital Markets PLC
1.38%, 11/06/17	25	25,050
4.74%, 03/11/21	25	28,053
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	9	9,123
3.90%, 02/01/25 (Call 11/01/24)	10	10,139
Cenovus Energy Inc.
6.75%, 11/15/39	9	10,785
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	19	19,019

Security	Principal (000s)	Value
ConocoPhillips
6.50%, 02/01/39	$25	$33,015
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	13	14,870
Encana Corp.
6.50%, 02/01/38	13	14,960
Ensco PLC
4.70%, 03/15/21	13	13,308
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	25,174
Hess Corp.
5.60%, 02/15/41	13	14,230
Husky Energy Inc.
7.25%, 12/15/19	13	15,467
Marathon Oil Corp.
6.60%, 10/01/37	7	8,397
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	10	9,927
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	25	25,538
Noble Holding International Ltd.
5.25%, 03/15/42[a]	5	3,874
Occidental Petroleum Corp.
1.75%, 02/15/17	19	19,247
Phillips 66
4.30%, 04/01/22	25	27,072
Shell International Finance BV
6.38%, 12/15/38	13	17,457
Suncor Energy Inc.
6.50%, 06/15/38	19	23,959
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	19	18,961
Total Capital Canada Ltd.
2.75%, 07/15/23	13	12,844
Total Capital International SA
1.50%, 02/17/17	13	13,142
3.75%, 04/10/24	17	17,959
Valero Energy Corp.
6.63%, 06/15/37	13	15,815

		499,033
OIL & GAS SERVICES — 0.87%
Halliburton Co.
7.45%, 09/15/39	7	9,780

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$13	$12,628
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	7	6,648
9.63%, 03/01/19	13	15,145

		44,201
PHARMACEUTICALS — 8.30%
Abbott Laboratories
5.30%, 05/27/40	13	15,880
AbbVie Inc.
1.75%, 11/06/17	13	13,069
4.40%, 11/06/42	13	12,844
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	25	25,271
4.75%, 03/15/45 (Call 09/15/44)	5	5,050
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	7	6,913
Allergan Inc./U.S.
3.38%, 09/15/20	5	5,158
AstraZeneca PLC
4.00%, 09/18/42	7	7,004
5.90%, 09/15/17	13	14,430
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	6,159
Cardinal Health Inc.
3.20%, 03/15/23	9	9,034
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	10	9,656
5.20%, 03/15/17	25	27,033
Express Scripts Holding Co.
3.13%, 05/15/16	25	25,583
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38[a]	13	17,042
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	7	7,069
Johnson & Johnson
5.95%, 08/15/37	13	17,422
McKesson Corp.
2.28%, 03/15/19	25	25,208
2.70%, 12/15/22 (Call 09/15/22)	13	12,714
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	10	9,893
3.70%, 02/10/45 (Call 08/10/44)[a]	10	9,656
4.15%, 05/18/43	10	10,396

Security	Principal (000s)	Value
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	$9	$9,422
Novartis Capital Corp.
4.40%, 05/06/44	9	10,002
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	28,098
Pfizer Inc.
7.20%, 03/15/39	19	27,186
Sanofi
4.00%, 03/29/21	13	14,223
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	25	25,428
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	13	12,872

		419,715
PIPELINES — 6.96%
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	18	17,440
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	13	13,031
4.85%, 03/15/44 (Call 09/15/43)	25	25,678
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	13	12,058
5.50%, 03/01/44 (Call 09/01/43)	13	12,913
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	25	25,350
5.55%, 06/01/45 (Call 12/01/44)	5	5,003
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	15	15,236
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	38	42,052
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	63	67,580
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	63	61,259
4.63%, 03/01/34 (Call 12/01/33)	13	13,628
Williams Companies Inc. (The)
7.88%, 09/01/21	25	28,757
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	13	11,960

		351,945

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.60%
American Tower Corp.
3.50%, 01/31/23	$19	$18,625
Weyerhaeuser Co.
7.38%, 03/15/32	9	11,800

		30,425
RETAIL — 5.76%
Costco Wholesale Corp.
1.70%, 12/15/19	9	8,964
CVS Health Corp.
5.75%, 06/01/17	25	27,370
6.13%, 09/15/39	13	16,686
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	9	9,727
4.40%, 04/01/21 (Call 01/01/21)	13	14,575
5.88%, 12/16/36	13	16,691
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	9	9,779
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	10	10,838
3.88%, 09/15/23 (Call 06/15/23)[a]	9	9,756
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7	6,918
4.38%, 09/01/23 (Call 06/01/23)	9	9,831
McDonald’s Corp.
3.63%, 05/01/43	9	8,368
5.35%, 03/01/18	25	27,707
QVC Inc.
4.85%, 04/01/24	9	9,299
Target Corp.
4.00%, 07/01/42[a]	17	17,294
Wal-Mart Stores Inc.
5.63%, 04/15/41	13	16,279
6.50%, 08/15/37	32	43,748
Walgreen Co.
3.10%, 09/15/22	13	13,004
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	10	10,407
Yum! Brands Inc.
6.88%, 11/15/37	3	3,815

		291,056

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.99%
Intel Corp.
3.30%, 10/01/21	$30	$31,799
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	5	5,252
Texas Instruments Inc.
1.65%, 08/03/19	13	12,942

		49,993
SOFTWARE — 1.71%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	7	7,483
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	7	7,167
Microsoft Corp.
2.13%, 11/15/22[a]	13	12,741
3.75%, 05/01/43 (Call 11/01/42)	7	6,862
4.00%, 02/12/55 (Call 08/12/54)	15	14,023
Oracle Corp.
2.50%, 10/15/22	13	12,890
5.38%, 07/15/40	13	15,146
5.75%, 04/15/18	9	10,120

		86,432
TELECOMMUNICATIONS — 10.90%
America Movil SAB de CV
6.38%, 03/01/35	13	16,104
AT&T Inc.
2.30%, 03/11/19	17	17,107
2.40%, 08/15/16	42	42,689
3.40%, 05/15/25 (Call 02/15/25)	25	24,758
3.88%, 08/15/21	13	13,770
4.35%, 06/15/45 (Call 12/15/44)	19	17,514
5.55%, 08/15/41[a]	13	14,127
6.30%, 01/15/38	13	15,226
British Telecommunications PLC
9.63%, 12/15/30	13	20,885
Cisco Systems Inc.
5.50%, 01/15/40	7	8,335
5.90%, 02/15/39	13	16,199
Corning Inc.
4.75%, 03/15/42[a]	7	7,445

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
8.75%, 06/15/30	$13	$19,391
Motorola Solutions Inc.
3.50%, 03/01/23	9	8,942
Orange SA
2.75%, 09/14/16	19	19,442
9.00%, 03/01/31	5	7,501
Qwest Corp.
6.75%, 12/01/21	13	14,788
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	17	17,885
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	9	9,553
Telefonica Emisiones SAU
5.46%, 02/16/21	30	34,088
Verizon Communications Inc.
2.00%, 11/01/16	13	13,200
2.50%, 09/15/16	23	23,465
3.85%, 11/01/42 (Call 05/01/42)	25	21,928
6.40%, 09/15/33	50	61,035
6.40%, 02/15/38	13	15,727
7.75%, 12/01/30	30	41,768
Vodafone Group PLC
2.95%, 02/19/23[a]	13	12,658
6.15%, 02/27/37	13	15,562

		551,092
TRANSPORTATION — 3.39%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	13	13,815
7.00%, 12/15/25	25	32,979
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	15	15,451
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	13	14,169
7.38%, 02/01/19	13	15,517
FedEx Corp.
4.10%, 04/15/43	9	8,714
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	13	13,185
4.84%, 10/01/41	13	14,344
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	17	18,800
4.25%, 04/15/43 (Call 10/15/42)	7	7,331

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.13%, 04/01/19	$15	$16,939

		171,244

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,876,758)		4,915,103

SHORT-TERM INVESTMENTS — 11.77%

MONEY MARKET FUNDS —11.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	412	411,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	59	59,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	124	124,367

		595,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $595,337)		595,337

TOTAL INVESTMENTS IN SECURITIES — 108.99%
(Cost: $5,472,095)		5,510,440
Other Assets, Less Liabilities — (8.99)%		(454,558)

NET ASSETS — 100.00%		$5,055,882

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited)

iSHARES® UTILITIES BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.62%

DIVERSIFIED FINANCIAL SERVICES — 2.79%
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	$75	$77,595
4.75%, 04/30/43 (Call 04/30/23)[a,b]	38	38,190
5.45%, 02/01/18	113	124,833
10.38%, 11/01/18	150	192,880

		433,498
ELECTRIC — 87.31%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	25	24,945
3.75%, 03/01/45 (Call 09/01/44)	35	34,344
4.15%, 08/15/44 (Call 02/15/44)	75	78,142
6.00%, 03/01/39	113	146,557
6.13%, 05/15/38	38	49,629
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)	132	142,828
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	132	138,030
7.00%, 04/01/38	57	79,329
Arizona Public Service Co.
4.70%, 01/15/44 (Call 07/15/43)	57	63,749
8.75%, 03/01/19	75	93,465
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	188	193,897
4.50%, 02/01/45 (Call 08/01/44)	132	141,024
5.15%, 11/15/43 (Call 05/15/43)	19	22,006
6.13%, 04/01/36	169	213,814
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	38	35,742
4.50%, 04/01/44 (Call 10/01/43)	57	62,571
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	38	42,522
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	150	153,213
3.40%, 09/01/21 (Call 06/01/21)	75	78,834
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	75	77,095
3.95%, 03/01/43 (Call 09/01/42)	38	37,960
4.45%, 03/15/44 (Call 09/15/43)	150	159,900

Security	Principal (000s)	Value
4.63%, 12/01/54 (Call 06/01/54)	$38	$40,506
5.50%, 09/15/16	150	159,296
Series 08-B
6.75%, 04/01/38	75	102,610
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	38	42,378
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	75	76,487
6.13%, 03/15/19	150	173,127
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)[b]	75	78,774
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	263	265,920
4.70%, 12/01/44 (Call 06/01/44)	75	80,916
5.75%, 10/01/54 (Call 10/01/24)[a]	38	40,280
Series A
1.40%, 09/15/17	75	74,925
Series F
5.25%, 08/01/33	75	84,491
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	375	374,864
3.38%, 03/01/25 (Call 12/01/24)	57	59,273
4.30%, 07/01/44 (Call 01/01/44)	38	41,187
DTE Energy Co.
6.35%, 06/01/16	150	158,602
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	57	58,850
6.05%, 04/15/38	113	147,659
7.00%, 11/15/18	113	133,548
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	375	381,716
3.75%, 04/15/24 (Call 01/15/24)	113	119,939
3.95%, 10/15/23 (Call 07/15/23)	38	40,765
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	38	38,409
6.40%, 06/15/38	38	51,490
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	113	119,591
4.38%, 03/30/44 (Call 09/30/43)	244	267,523
Empresa Nacional de Electricidad SA/Chile
4.25%, 04/15/24 (Call 01/15/24)	38	40,470
Entergy Arkansas Inc.
4.95%, 12/15/44 (Call 12/15/24)	57	58,421

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	$75	$78,359
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	19	19,004
5.40%, 11/01/24	75	87,254
Entergy Texas Inc.
7.13%, 02/01/19	113	133,417
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)	19	18,928
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	132	138,039
5.20%, 10/01/19	75	83,286
5.60%, 06/15/42 (Call 12/15/41)	68	75,183
6.25%, 10/01/39	94	111,260
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	94	103,576
6.80%, 08/15/39	38	40,117
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	57	57,036
4.05%, 06/01/42 (Call 12/01/41)	38	39,606
4.05%, 10/01/44 (Call 04/01/44)[b]	75	78,595
5.69%, 03/01/40	113	147,213
Georgia Power Co.
2.85%, 05/15/22	38	38,083
4.30%, 03/15/42	113	118,050
4.30%, 03/15/43	19	19,866
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	24,264
Indiana Michigan Power Co.
7.00%, 03/15/19[b]	113	133,442
Series J
3.20%, 03/15/23 (Call 12/15/22)	75	76,398
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	57	58,544
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	72	80,840
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	38	44,588
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	57	68,127
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	38	38,832

Security	Principal (000s)	Value
4.40%, 10/15/44 (Call 04/15/44)	$75	$81,526
4.80%, 09/15/43 (Call 03/15/43)	113	129,429
Nevada Power Co.
6.50%, 08/01/18	75	86,115
7.13%, 03/15/19	75	88,945
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	302,697
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	113	112,225
3.40%, 08/15/42 (Call 02/15/42)	38	35,455
4.13%, 05/15/44 (Call 11/15/43)	57	59,739
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)[b]	38	41,266
5.63%, 11/15/17	113	124,619
NV Energy Inc.
6.25%, 11/15/20	113	132,750
Oglethorpe Power Corp.
4.20%, 12/01/42	38	37,716
4.55%, 06/01/44	27	28,131
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	57	62,123
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)[c]	50	48,031
4.55%, 12/01/41 (Call 06/01/41)	75	81,053
7.00%, 05/01/32	75	102,493
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	225	229,944
3.85%, 11/15/23 (Call 08/15/23)	38	40,369
4.75%, 02/15/44 (Call 08/15/43)	75	83,843
5.80%, 03/01/37	75	92,331
6.05%, 03/01/34	282	359,871
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	113	119,956
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	75	79,361
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	27	28,358
4.15%, 03/15/43 (Call 09/15/42)	19	19,840
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	113	115,775
3.95%, 03/15/24 (Call 12/15/23)	113	120,259
4.70%, 06/01/43 (Call 12/01/42)	27	29,210

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

April 30, 2015

Security	Principal (000s)	Value
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)[b]	$75	$77,680
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	75	76,242
PSEG Power LLC
5.32%, 09/15/16	113	119,534
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	57	55,499
3.60%, 09/15/42 (Call 03/15/42)[b]	38	36,612
3.95%, 03/15/43 (Call 09/15/42)	38	38,859
4.30%, 03/15/44 (Call 09/15/43)	94	101,839
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	75	73,540
3.95%, 05/01/42 (Call 11/01/41)	38	38,844
Series I
1.80%, 06/01/19 (Call 05/01/19)	113	113,047
4.00%, 06/01/44 (Call 12/01/43)	150	154,507
Puget Energy Inc.
6.00%, 09/01/21	113	133,207
Puget Sound Energy Inc.
5.76%, 10/01/39	75	95,058
San Diego Gas & Electric Co.
3.00%, 08/15/21	113	117,207
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)[b]	19	19,394
4.60%, 06/15/43 (Call 12/15/42)	57	61,921
6.63%, 02/01/32	75	98,903
Southern California Edison Co.
1.85%, 02/01/22	75	74,824
4.05%, 03/15/42 (Call 09/15/41)	19	19,638
4.65%, 10/01/43 (Call 04/01/43)	75	84,707
Series 08-A
5.95%, 02/01/38	75	96,495
Series C
3.50%, 10/01/23 (Call 07/01/23)	225	236,338
3.60%, 02/01/45 (Call 08/01/44)	94	90,274
Southern Co. (The)
1.30%, 08/15/17	188	188,282
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	75	80,968
TECO Finance Inc.
6.57%, 11/01/17	132	147,596
Toledo Edison Co. (The)
6.15%, 05/15/37	27	32,353

Security	Principal (000s)	Value
TransAlta Corp.
1.90%, 06/03/17	$75	$74,675
4.50%, 11/15/22 (Call 08/15/22)[b]	38	37,771
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)[c]	38	41,669
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	38	38,092
3.45%, 02/15/24 (Call 11/15/23)[b]	150	157,646
4.00%, 01/15/43 (Call 07/15/42)	38	38,657
4.45%, 02/15/44 (Call 08/15/43)	38	41,450
8.88%, 11/15/38	57	93,610
Series D
4.65%, 08/15/43 (Call 02/15/43)[b]	38	42,557
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	38	39,359
Wisconsin Electric Power Co.
4.25%, 06/01/44 (Call 12/01/43)	94	100,547
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	94	97,309
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	132	145,165

		13,578,825
GAS — 5.43%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)[b]	57	59,364
5.88%, 03/15/41 (Call 09/15/40)	19	23,607
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	38	38,836
8.50%, 03/15/19	38	46,855
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	38	38,086
4.90%, 12/01/21 (Call 09/01/21)	75	80,879
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	57	62,940
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	19	18,911
3.55%, 06/15/24 (Call 03/15/24)	188	193,702
6.00%, 10/15/39	19	23,538
6.50%, 06/01/16	75	79,447
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)	75	83,472

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
Series KK
5.75%, 11/15/35	$75	$95,771

		845,408
TRANSPORTATION — 0.26%
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	38	39,839

		39,839
WATER — 0.83%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	75	77,007
6.59%, 10/15/37	38	51,502

		128,509

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,814,898)		15,026,079

SHORT-TERM INVESTMENTS — 8.58%

MONEY MARKET FUNDS — 8.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	826	825,865
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	119	118,528
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	390	390,087

		1,334,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,334,480)		1,334,480

TOTAL INVESTMENTS IN SECURITIES — 105.20%		16,360,559
(Cost: $16,149,378)
Other Assets, Less Liabilities — (5.20)%		(808,434)

NET ASSETS — 100.00%		$15,552,125

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares Floating Rate Bond ETF	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,054,191,655	$324,600,267	$42,173,623
Affiliated (Note 2)	155,355,348	58,160,681	2,286,929

Total cost of investments	$3,209,547,003	$382,760,948	$44,460,552

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,055,951,957	$323,549,926	$42,313,702
Affiliated (Note 2)	155,355,348	58,160,681	2,286,946

Total fair value of investments	3,211,307,305	381,710,607	44,600,648
Cash	38,622	—	—
Receivables:
Investment securities sold	—	614,199	583,733
Due from custodian (Note 4)	—	936,663	—
Interest	2,663,500	5,750,749	315,408
Capital shares sold	—	14,796,036	—

Total Assets	3,214,009,427	403,808,254	45,499,789

LIABILITIES
Payables:
Investment securities purchased	60,335,217	22,141,332	674,930
Collateral for securities on loan (Note 1)	104,074,995	42,637,890	1,913,045
Capital shares redeemed	3,614,271	—	—
Due to custodian	—	216,878	—
Investment advisory fees (Note 2)	534,569	67,793	5,296

Total Liabilities	168,559,052	65,063,893	2,593,271

NET ASSETS	$3,045,450,375	$338,744,361	$42,906,518

Net assets consist of:
Paid-in capital	$3,042,505,505	$340,341,007	$42,709,503
Undistributed net investment income	1,392,661	1,001,281	47,026
Undistributed net realized gain (accumulated net realized loss)	(208,093)	(1,547,586)	9,893
Net unrealized appreciation (depreciation)	1,760,302	(1,050,341)	140,096

NET ASSETS	$3,045,450,375	$338,744,361	$42,906,518

Shares outstanding[b]	60,100,000	6,900,000	850,000

Net asset value per share	$50.67	$49.09	$50.48

[a]	Securities on loan with values of $101,596,194, $41,040,334 and $1,866,910, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares Aaa - A Rated Corporate Bond ETF	iShares Baa - Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$389,253,944	$124,382,181	$14,893,822
Affiliated (Note 2)	37,230,657	12,723,457	3,227,614

Total cost of investments	$426,484,601	$137,105,638	$18,121,436

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$391,189,111	$124,768,187	$14,505,311
Affiliated (Note 2)	37,247,637	12,723,457	3,227,614

Total fair value of investments	428,436,748	137,491,644	17,732,925
Cash	—	—	101,680
Receivables:
Investment securities sold	4,491,748	513,939	163,790
Interest	3,344,210	1,538,743	282,569

Total Assets	436,272,706	139,544,326	18,280,964

LIABILITIES
Payables:
Investment securities purchased	5,542,773	1,858,775	572,802
Collateral for securities on loan (Note 1)	29,222,065	10,974,472	2,627,070
Investment advisory fees (Note 2)	50,570	31,883	4,318

Total Liabilities	34,815,408	12,865,130	3,204,190

NET ASSETS	$401,457,298	$126,679,196	$15,076,774

Net assets consist of:
Paid-in capital	$400,931,943	$125,929,059	$15,698,008
Undistributed net investment income	811,516	355,903	125,566
Undistributed net realized gain (accumulated net realized loss)	(2,238,308)	8,228	(358,289)
Net unrealized appreciation (depreciation)	1,952,147	386,006	(388,511)

NET ASSETS	$401,457,298	$126,679,196	$15,076,774

Shares outstanding[b]	7,700,000	2,400,000	300,000

Net asset value per share	$52.14	$52.78	$50.26

[a]	Securities on loan with values of $28,525,244, $10,535,833 and $2,572,843, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares Financials Bond ETF	iShares Industrials Bond ETF	iShares Utilities Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,684,950	$4,876,758	$14,814,898
Affiliated (Note 2)	676,406	595,337	1,334,480

Total cost of investments	$5,361,356	$5,472,095	$16,149,378

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,823,249	$4,915,103	$15,026,079
Affiliated (Note 2)	677,270	595,337	1,334,480

Total fair value of investments	5,500,519	5,510,440	16,360,559
Receivables:
Investment securities sold	192,221	—	—
Interest	42,423	52,579	164,914

Total Assets	5,735,163	5,563,019	16,525,473

LIABILITIES
Payables:
Investment securities purchased	131,912	34,905	25,060
Collateral for securities on loan (Note 1)	284,040	470,970	944,393
Investment advisory fees (Note 2)	1,320	1,262	3,895

Total Liabilities	417,272	507,137	973,348

NET ASSETS	$5,317,891	$5,055,882	$15,552,125

Net assets consist of:
Paid-in capital	$5,115,598	$5,025,851	$15,130,193
Undistributed net investment income	10,987	10,094	36,630
Undistributed net realized gain (accumulated net realized loss)	52,143	(18,408)	174,121
Net unrealized appreciation	139,163	38,345	211,181

NET ASSETS	$5,317,891	$5,055,882	$15,552,125

Shares outstanding[b]	100,000	100,000	300,000

Net asset value per share	$53.18	$50.56	$51.84

[a]	Securities on loan with values of $277,196, $459,684 and $915,654, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares Floating Rate Bond ETF	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$11,878,003	$3,990,462	$263,374
Interest — affiliated (Note 2)	27,322	328	1,013
Securities lending income — affiliated — net (Note 2)	120,961	52,596	1,328

Total investment income	12,026,286	4,043,386	265,715

EXPENSES
Investment advisory fees (Note 2)	3,597,619	383,866	25,866

Total expenses	3,597,619	383,866	25,866
Less investment advisory fees waived (Note 2)	—	(153,546)	—

Net expenses	3,597,619	230,320	25,866

Net investment income	8,428,667	3,813,066	239,849

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,927	(1,167,928)	263
Investments — affiliated (Note 2)	811	—	—
In-kind redemptions — unaffiliated	(190,789)	(55,474)	—

Net realized gain (loss)	(188,051)	(1,223,402)	263

Net change in unrealized appreciation/depreciation	(5,900,242)	84,649	120,365

Net realized and unrealized gain (loss)	(6,088,293)	(1,138,753)	120,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,340,374	$2,674,313	$360,477

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares Aaa - A Rated Corporate Bond ETF	iShares Baa - Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$5,323,366	$1,871,506	$722,466
Interest — affiliated (Note 2)	36,216	101	13
Securities lending income — affiliated — net (Note 2)	26,117	12,327	6,590

Total investment income	5,385,699	1,883,934	729,069

EXPENSES
Investment advisory fees (Note 2)	308,728	146,231	51,957

Total expenses	308,728	146,231	51,957

Net investment income	5,076,971	1,737,703	677,112

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(499,883)	(13,083)	(162,519)
In-kind redemptions — unaffiliated	511,316	15,475	(243,073)
In-kind redemptions — affiliated (Note 2)	(2,770)	—	—

Net realized gain (loss)	8,663	2,392	(405,592)

Net change in unrealized appreciation/depreciation	5,094,284	21,848	(196,157)

Net realized and unrealized gain (loss)	5,102,947	24,240	(601,749)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,179,918	$1,761,943	$75,363

See notes to financial statements.

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares Financials Bond ETF	iShares Industrials Bond ETF	iShares Utilities Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$75,966	$81,068	$263,699
Interest — affiliated (Note 2)	717	7	19
Securities lending income — affiliated — net (Note 2)	188	311	1,251

Total investment income	76,871	81,386	264,969

EXPENSES
Investment advisory fees (Note 2)	7,907	7,540	24,151

Total expenses	7,907	7,540	24,151

Net investment income	68,964	73,846	240,818

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,905	(2,914)	10,521
In-kind redemptions — unaffiliated	—	—	130,194

Net realized gain (loss)	12,905	(2,914)	140,715

Net change in unrealized appreciation/depreciation	36,391	32,421	38,692

Net realized and unrealized gain	49,296	29,507	179,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,260	$103,353	$420,225

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Floating Rate Bond ETF		iShares 0-5 Year High Yield Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,428,667	$16,470,843	$3,813,066	$2,599,920
Net realized gain (loss)	(188,051)	3,038,076	(1,223,402)	(422,075)
Net change in unrealized appreciation/depreciation	(5,900,242)	1,954,681	84,649	(1,174,195)

Net increase in net assets resulting from operations	2,340,374	21,463,600	2,674,313	1,003,650

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,562,362)	(16,185,902)	(3,127,890)	(2,318,472)

Total distributions to shareholders	(8,562,362)	(16,185,902)	(3,127,890)	(2,318,472)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	207,506,365	1,147,049,383	259,604,568	70,523,375
Cost of shares redeemed	(1,275,678,609)	(811,192,108)	(4,773,438)	(9,903,128)

Net increase (decrease) in net assets from capital share transactions	(1,068,172,244)	335,857,275	254,831,130	60,620,247

INCREASE (DECREASE) IN NET ASSETS	(1,074,394,232)	341,134,973	254,377,553	59,305,425

NET ASSETS
Beginning of period	4,119,844,607	3,778,709,634	84,366,808	25,061,383

End of period	$3,045,450,375	$4,119,844,607	$338,744,361	$84,366,808

Undistributed net investment income included in net assets at end of period	$1,392,661	$1,526,356	$1,001,281	$316,105

SHARES ISSUED AND REDEEMED
Shares sold	4,100,000	22,600,000	5,300,000	1,400,000
Shares redeemed	(25,200,000)	(16,000,000)	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	(21,100,000)	6,600,000	5,200,000	1,200,000

See notes to financial statements.

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$239,849	$169,733	$5,076,971	$9,580,696
Net realized gain (loss)	263	9,647	8,663	(1,058,977)
Net change in unrealized appreciation/depreciation	120,365	(9,184)	5,094,284	11,526,140

Net increase in net assets resulting from operations	360,477	170,196	10,179,918	20,047,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(214,746)	(151,364)	(5,114,360)	(9,444,855)

Total distributions to shareholders	(214,746)	(151,364)	(5,114,360)	(9,444,855)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,612,488	15,102,645	—	40,530,864
Cost of shares redeemed	—	—	(26,131,752)	(20,333,313)

Net increase (decrease) in net assets from capital share transactions	17,612,488	15,102,645	(26,131,752)	20,197,551

INCREASE (DECREASE) IN NET ASSETS	17,758,219	15,121,477	(21,066,194)	30,800,555

NET ASSETS
Beginning of period	25,148,299	10,026,822	422,523,492	391,722,937

End of period	$42,906,518	$25,148,299	$401,457,298	$422,523,492

Undistributed net investment income included in net assets at end of period	$47,026	$21,923	$811,516	$848,905

SHARES ISSUED AND REDEEMED
Shares sold	350,000	300,000	—	800,000
Shares redeemed	—	—	(500,000)	(400,000)

Net increase (decrease) in shares outstanding	350,000	300,000	(500,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Baa - Ba Rated Corporate Bond ETF		iShares B - Ca Rated Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,737,703	$806,882	$677,112	$1,008,608
Net realized gain (loss)	2,392	9,398	(405,592)	47,303
Net change in unrealized appreciation/depreciation	21,848	572,356	(196,157)	(588,376)

Net increase in net assets resulting from operations	1,761,943	1,388,636	75,363	467,535

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,456,101)	(801,235)	(651,946)	(978,007)

Total distributions to shareholders	(1,456,101)	(801,235)	(651,946)	(978,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	102,674,353	5,319,140	4,982,420	10,620,829
Cost of shares redeemed	(2,666,948)	—	(9,922,773)	—

Net increase (decrease) in net assets from capital share transactions	100,007,405	5,319,140	(4,940,353)	10,620,829

INCREASE (DECREASE) IN NET ASSETS	100,313,247	5,906,541	(5,516,936)	10,110,357

NET ASSETS
Beginning of period	26,365,949	20,459,408	20,593,710	10,483,353

End of period	$126,679,196	$26,365,949	$15,076,774	$20,593,710

Undistributed net investment income included in net assets at end of period	$355,903	$74,301	$125,566	$100,400

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	100,000	100,000	200,000
Shares redeemed	(50,000)	—	(200,000)	—

Net increase (decrease) in shares outstanding	1,900,000	100,000	(100,000)	200,000

See notes to financial statements.

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Financials Bond ETF		iShares Industrials Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,964	$243,971	$73,846	$327,957
Net realized gain (loss)	12,905	411,405	(2,914)	14,795
Net change in unrealized appreciation/depreciation	36,391	(217,987)	32,421	436,471

Net increase in net assets resulting from operations	118,260	437,389	103,353	779,223

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,220)	(255,075)	(80,783)	(345,969)

Total distributions to shareholders	(73,220)	(255,075)	(80,783)	(345,969)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,280,541	—	—
Cost of shares redeemed	—	(10,549,796)	—	(10,057,212)

Net increase (decrease) in net assets from capital share transactions	—	(5,269,255)	—	(10,057,212)

INCREASE (DECREASE) IN NET ASSETS	45,040	(5,086,941)	22,570	(9,623,958)

NET ASSETS
Beginning of period	5,272,851	10,359,792	5,033,312	14,657,270

End of period	$5,317,891	$5,272,851	$5,055,882	$5,033,312

Undistributed net investment income included in net assets at end of period	$10,987	$15,243	$10,094	$17,031

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	—	—
Shares redeemed	—	(200,000)	—	(200,000)

Net decrease in shares outstanding	—	(100,000)	—	(200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Utilities Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$240,818	$358,860
Net realized gain	140,715	99,577
Net change in unrealized appreciation/depreciation	38,692	397,899

Net increase in net assets resulting from operations	420,225	856,336

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(239,415)	(350,467)

Total distributions to shareholders	(239,415)	(350,467)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,272,424	5,057,323
Cost of shares redeemed	(5,216,299)	—

Net increase in net assets from capital share transactions	56,125	5,057,323

INCREASE IN NET ASSETS	236,935	5,563,192

NET ASSETS
Beginning of period	15,315,190	9,751,998

End of period	$15,552,125	$15,315,190

Undistributed net investment income included in net assets at end of period	$36,630	$35,227

SHARES ISSUED AND REDEEMED
Shares sold	100,000	100,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	—	100,000

See notes to financial statements.

124	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.74	$50.65	$50.36	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.12	0.22	0.25	0.55	0.13
Net realized and unrealized gain (loss)[c]	(0.07)	0.09	0.34	1.03	(0.79)

Total from investment operations	0.05	0.31	0.59	1.58	(0.66)

Less distributions from:
Net investment income	(0.12)	(0.22)	(0.30)	(0.50)	(0.07)

Total distributions	(0.12)	(0.22)	(0.30)	(0.50)	(0.07)

Net asset value, end of period	$50.67	$50.74	$50.65	$50.36	$49.28

Total return	0.09%[d]	0.61%	1.18%	3.23%	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,045,450	$4,119,845	$3,778,710	$362,617	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.47%	0.44%	0.49%	1.09%	0.70%
Portfolio turnover rate[f]	10%	13%	4%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 0-5 Year High Yield Corporate Bond ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$49.63	$50.12	$49.78

Income from investment operations:
Net investment income[b]	1.20	2.20	0.07
Net realized and unrealized gain (loss)[c]	(0.65)	(0.72)	0.27

Total from investment operations	0.55	1.48	0.34

Less distributions from:
Net investment income	(1.09)	(1.97)	—

Total distributions	(1.09)	(1.97)	—

Net asset value, end of period	$49.09	$49.63	$50.12

Total return	1.15%[d]	2.99%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$338,744	$84,367	$25,061
Ratio of expenses to average net assets[e]	0.30%	0.38%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[e]	4.97%	4.39%	3.16%
Portfolio turnover rate[f]	13%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

126	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 0-5 Year Investment Grade Corporate Bond ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.30	$50.13	$49.92

Income from investment operations:
Net investment income[b]	0.35	0.63	0.02
Net realized and unrealized gain[c]	0.15	0.12	0.19

Total from investment operations	0.50	0.75	0.21

Less distributions from:
Net investment income	(0.32)	(0.58)	—

Total distributions	(0.32)	(0.58)	—

Net asset value, end of period	$50.48	$50.30	$50.13

Total return	1.00%[d]	1.51%	0.42%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,907	$25,148	$10,027
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.39%	1.25%	0.81%
Portfolio turnover rate[f]	13%	15%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.53	$50.22	$52.31	$50.07

Income from investment operations:
Net investment income[b]	0.64	1.18	1.06	0.67
Net realized and unrealized gain (loss)[c]	0.61	1.30	(2.14)	2.36

Total from investment operations	1.25	2.48	(1.08)	3.03

Less distributions from:
Net investment income	(0.64)	(1.17)	(1.01)	(0.79)

Total distributions	(0.64)	(1.17)	(1.01)	(0.79)

Net asset value, end of period	$52.14	$51.53	$50.22	$52.31

Total return	2.43%[d]	4.99%	(2.07)%	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$401,457	$422,523	$391,723	$303,399
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.47%	2.33%	2.09%	1.83%
Portfolio turnover rate[f]	10%	18%	15%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

128	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Baa - Ba Rated Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.73	$51.15	$52.93	$50.00

Income from investment operations:
Net investment income[b]	0.93	1.93	1.87	0.99
Net realized and unrealized gain (loss)[c]	0.00 [d]	1.57	(1.87)	2.78

Total from investment operations	0.93	3.50	0.00	3.77

Less distributions from:
Net investment income	(0.88)	(1.92)	(1.78)	(0.84)

Total distributions	(0.88)	(1.92)	(1.78)	(0.84)

Net asset value, end of period	$52.78	$52.73	$51.15	$52.93

Total return	1.79%[e]	6.97%	(0.01)%[f]	7.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,679	$26,366	$20,459	$15,879
Ratio of expenses to average net assets[g]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[g]	3.56%	3.70%	3.63%	3.74%
Portfolio turnover rate[h]	7%	15%	19%	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -0.03%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares B - Ca Rated Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.48	$52.42	$51.61	$50.00

Income from investment operations:
Net investment income[b]	1.59	3.17	3.61	1.89
Net realized and unrealized gain (loss)[c]	(1.23)	(0.85)	0.79	1.28

Total from investment operations	0.36	2.32	4.40	3.17

Less distributions from:
Net investment income	(1.58)	(3.26)	(3.59)	(1.56)

Total distributions	(1.58)	(3.26)	(3.59)	(1.56)

Net asset value, end of period	$50.26	$51.48	$52.42	$51.61

Total return	0.76%[d]	4.51%	8.84%[e]	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,077	$20,594	$10,483	$10,321
Ratio of expenses to average net assets[f]	0.49%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[f]	6.43%	6.05%	6.94%	7.18%
Portfolio turnover rate[g]	13%	26%	38%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been 8.71%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Financials Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.73	$51.80	$53.06	$50.07

Income from investment operations:
Net investment income[b]	0.69	1.51	1.54	1.09
Net realized and unrealized gain (loss)[c]	0.49	0.95	(1.00)	2.86

Total from investment operations	1.18	2.46	0.54	3.95

Less distributions from:
Net investment income	(0.73)	(1.53)	(1.54)	(0.96)
Net realized gain	—	—	(0.26)	—

Total distributions	(0.73)	(1.53)	(1.80)	(0.96)

Net asset value, end of period	$53.18	$52.73	$51.80	$53.06

Total return	2.25%[d]	4.82%	1.04%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,318	$5,273	$10,360	$10,611
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.62%	2.89%	2.94%	3.00%
Portfolio turnover rate[f]	16%	19%	21%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Industrials Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.33	$48.86	$52.01	$50.03

Income from investment operations:
Net investment income[b]	0.74	1.45	1.38	0.99
Net realized and unrealized gain (loss)[c]	0.30	1.53	(3.15)	1.85

Total from investment operations	1.04	2.98	(1.77)	2.84

Less distributions from:
Net investment income	(0.81)	(1.51)	(1.38)	(0.86)

Total distributions	(0.81)	(1.51)	(1.38)	(0.86)

Net asset value, end of period	$50.56	$50.33	$48.86	$52.01

Total return	2.07%[d]	6.19%	(3.44)%	5.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,056	$5,033	$14,657	$15,604
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.94%	2.93%	2.78%	2.76%
Portfolio turnover rate[f]	4%	24%	22%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

132	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Utilities Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.05	$48.76	$52.38	$50.07

Income from investment operations:
Net investment income[b]	0.77	1.61	1.62	1.11
Net realized and unrealized gain (loss)[c]	0.78	2.31	(3.61)	2.17

Total from investment operations	1.55	3.92	(1.99)	3.28

Less distributions from:
Net investment income	(0.76)	(1.63)	(1.63)	(0.97)

Total distributions	(0.76)	(1.63)	(1.63)	(0.97)

Net asset value, end of period	$51.84	$51.05	$48.76	$52.38

Total return	3.04%[d]	8.19%	(3.85)%	6.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,552	$15,315	$9,752	$10,475
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.99%	3.23%	3.24%	3.08%
Portfolio turnover rate[f]	2%	37%	20%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Floating Rate Bond	Diversified
0-5 Year High Yield Corporate Bond	Diversified
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
Baa - Ba Rated Corporate Bond	Diversified

iShares ETF	Diversification Classification
B - Ca Rated Corporate Bond	Diversified
Financials Bond	Non-diversified
Industrials Bond	Diversified
Utilities Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

134	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$2,799,671,937	$—	$2,799,671,937
Foreign Government Obligations	—	256,280,020	—	256,280,020
Money Market Funds	155,355,348	—	—	155,355,348

	$155,355,348	$3,055,951,957	$—	$3,211,307,305

0-5 Year High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$322,050,006	$—	$322,050,006
Commercial Paper	—	1,499,920	—	1,499,920
Money Market Funds	58,160,681	—	—	58,160,681

	$58,160,681	$323,549,926	$—	$381,710,607

0-5 Year Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$42,518,543	$—	$42,518,543
Money Market Funds	2,082,105	—	—	2,082,105

	$2,082,105	$42,518,543	$—	$44,600,648

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$394,970,648	$—	$394,970,648
Money Market Funds	33,466,100	—	—	33,466,100

	$33,466,100	$394,970,648	$—	$428,436,748

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$124,768,187	$—	$124,768,187
Money Market Funds	12,723,457	—	—	12,723,457

	$12,723,457	$124,768,187	$—	$137,491,644

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$14,505,311	$—	$14,505,311
Money Market Funds	3,227,614	—	—	3,227,614

	$3,227,614	$14,505,311	$—	$17,732,925

136	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Financials Bond
Assets:
Corporate Bonds & Notes	$—	$4,874,795	$—	$4,874,795
Money Market Funds	625,724	—	—	625,724

	$625,724	$4,874,795	$—	$5,500,519

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$4,915,103	$—	$4,915,103
Money Market Funds	595,337	—	—	595,337

	$595,337	$4,915,103	$—	$5,510,440

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$15,026,079	$—	$15,026,079
Money Market Funds	1,334,480	—	—	1,334,480

	$1,334,480	$15,026,079	$—	$16,360,559

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Floating Rate Bond	$101,596,194	$101,596,194	$—
0-5 Year High Yield Corporate Bond	41,040,334	41,040,334	—
0-5 Year Investment Grade Corporate Bond	1,866,910	1,866,910	—
Aaa - A Rated Corporate Bond	28,525,244	28,525,244	—
Baa - Ba Rated Corporate Bond	10,535,833	10,535,833	—
B - Ca Rated Corporate Bond	2,572,843	2,572,843	—
Financials Bond	277,196	277,196	—
Industrials Bond	459,684	459,684	—
Utilities Bond	915,654	915,654	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

138	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Floating Rate Bond	0.20%
0-5 Year Investment Grade Corporate Bond	0.15
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30
Financials Bond	0.30
Industrials Bond	0.30
Utilities Bond	0.30

For its investment advisory services to the iShares 0-5 Year High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in order to limit total annual operating expenses to 0.30% of average daily net assets.

Effective March 2, 2015, for its investment advisory services to the iShares B - Ca Rated Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of the Fund. Prior to March 2, 2015, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Floating Rate Bond	$51,400
0-5 Year High Yield Corporate Bond	17,397
0-5 Year Investment Grade Corporate Bond	568
Aaa - A Rated Corporate Bond	11,182
Baa - Ba Rated Corporate Bond	4,511

iShares ETF	Fees Paid to BTC
B - Ca Rated Corporate Bond	$2,312
Financials Bond	80
Industrials Bond	133
Utilities Bond	528

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Bond
PNC Bank N.A.
0.55%, 04/29/16	$9,000	$—	$(9,000)	$—	$—	$25,576	$811

140	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	$150	$—	$—	$150	$153,604	$694	$—
5.25%, 11/15/15	50	—	—	50	51,237	301	—

					$204,841	$995	$—

Aaa - A rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	$750	$500	$—	$1,250	$1,248,535	$5,896	$—
2.20%, 01/28/19	250	—	—	250	252,469	2,711	—
2.70%, 11/01/22	250	—	—	250	246,230	3,407	—
2.95%, 01/30/23	400	—	—	400	397,374	6,157	—
4.20%, 11/01/25	350	—	—	350	378,379	7,164	—
PNC Funding Corp.
2.70%, 09/19/16	650	—	—	650	664,125	4,058	—
5.13%, 02/08/20	675	—	(150)	525	594,425	6,710	(2,770)

					$3,781,537	$36,103	$(2,770)

Financials Bond
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	$25	$—	$—	$25	$26,003	$468	$—
PNC Funding Corp.
2.70%, 09/19/16	25	—	—	25	25,543	242	—

					$51,546	$710	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Floating Rate Bond	$—	$—	$451,038,985	$359,084,989
0-5 Year High Yield Corporate Bond	—	—	156,893,271	21,145,092
0-5 Year Investment Grade Corporate Bond	400,745	399,880	9,720,230	3,887,959
Aaa - A Rated Corporate Bond	1,334,643	1,366,170	41,790,082	41,644,302
Baa - Ba Rated Corporate Bond	887,089	881,793	81,865,822	5,070,061
B - Ca Rated Corporate Bond	—	—	2,487,772	2,775,868
Financials Bond	15,096	15,282	812,107	1,083,265
Industrials Bond	5,251	5,408	310,017	190,209
Utilities Bond	78,771	85,797	583,265	251,360

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Floating Rate Bond	$88,234,480	$1,205,671,430
0-5 Year High Yield Corporate Bond	107,817,939	4,255,184
0-5 Year Investment Grade Corporate Bond	12,010,345	—
Aaa - A Rated Corporate Bond	—	25,498,805
Baa - Ba Rated Corporate Bond	24,626,023	2,115,872
B - Ca Rated Corporate Bond	4,798,839	9,606,654
Utilities Bond	4,804,514	4,952,722

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

142	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Financials Bond ETF, iShares Industrials Bond ETF and iShares Utilities Bond ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares 0-5 Year High Yield Corporate Bond ETF, iShares Baa - Ba Rated Corporate Bond ETF and iShares B - Ca Rated Corporate Bond ETF each invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Floating Rate Bond	$20,042
0-5 Year High Yield Corporate Bond	324,184
Aaa - A Rated Corporate Bond	2,214,771
Industrials Bond	15,494

144	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate Bond	$3,209,547,003	$4,698,039	$(2,937,737)	$1,760,302
0-5 Year High Yield Corporate Bond	382,760,948	1,277,266	(2,327,607)	(1,050,341)
0-5 Year Investment Grade Corporate Bond	44,460,552	173,451	(33,355)	140,096
Aaa - A Rated Corporate Bond	426,516,801	5,028,363	(3,108,416)	1,919,947
Baa - Ba Rated Corporate Bond	137,105,638	1,410,548	(1,024,542)	386,006
B - Ca Rated Corporate Bond	18,122,950	233,906	(623,931)	(390,025)
Financials Bond	5,361,356	145,136	(5,973)	139,163
Industrials Bond	5,472,095	88,643	(50,298)	38,345
Utilities Bond	16,149,378	293,848	(82,667)	211,181

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	145

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Floating Rate Bond	$0.117022	$—	$—	$0.117022	100%	—%	—%	100%
0-5 Year High Yield Corporate Bond	1.064008	—	0.029195	1.093203	97	—	3	100
0-5 Year Investment Grade Corporate Bond	0.317370	—	0.005328	0.322698	98	—	2	100
Aaa - A Rated Corporate Bond	0.634488	—	0.003650	0.638138	99	—	1	100
Baa - Ba Rated Corporate Bond	0.873512	—	0.011005	0.884517	99	—	1	100
B - Ca Rated Corporate Bond	1.580372	—	—	1.580372	100	—	—	100
Financials Bond	0.727921	—	0.004281	0.732202	99	—	1	100
Industrials Bond	0.783952	—	0.023879	0.807831	97	—	3	100
Utilities Bond	0.752077	—	0.005220	0.757297	99	—	1	100

146	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor are they sponsored, endorsed, issued, sold or promoted by Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-104-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares CMBS ETF | CMBS | NYSE Arca
➢	iShares Core GNMA Bond ETF | GNMA | NASDAQ
➢	iShares Core U.S. Treasury Bond ETF | GOVT | NYSE Arca
➢	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

Fund Performance Overview

iSHARES® CMBS ETF

Performance as of April 30, 2015

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.01%, net of fees, while the total return for the Index was 2.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.37%	3.56%	3.78%	3.37%	3.56%	3.78%
Since Inception	3.53%	3.60%	4.01%	11.78%	12.03%	13.44%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.10	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments [2]
Aaa	69.09%
Aa	9.91
A	5.65
Baa	2.35
Not Rated	13.00

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments [2]
1-5 Years	9.26%
5-10 Years	20.33
More than 20 Years	70.41

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE GNMA BOND ETF

Performance as of April 30, 2015

The iShares Core GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.64%, net of fees, while the total return for the Index was 1.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.27%	4.44%	4.15%	4.27%	4.44%	4.15%
Since Inception	1.62%	1.60%	2.01%	5.29%	5.21%	6.59%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.40	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

5-10 Years	0.10%
10-15 Years	0.75
More than 20 Years	99.15

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

Government National Mortgage Association, 3.50%, 05/20/45	12.83%
Government National Mortgage Association, 4.50%, 05/20/45	12.83
Government National Mortgage Association, 3.00%, 05/20/45	8.02
Government National Mortgage Association, 5.00%, 05/20/45	7.07
Government National Mortgage Association, 3.00%, 09/20/43	6.33

TOTAL	47.08%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE U.S. TREASURY BOND ETF

Performance as of April 30, 2015

The iShares Core U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the Barclays U.S. Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.03%, net of fees, while the total return for the Index was 2.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.13%	4.08%	4.23%	4.13%	4.08%	4.23%
Since Inception	1.58%	1.61%	1.68%	5.17%	5.25%	5.49%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.30	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	0.33%
1-5 Years	59.20
5-10 Years	26.61
10-15 Years	1.31
15-20 Years	0.38
More than 20 Years	12.17

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.25%, 11/30/18	9.84%
U.S. Treasury Note/Bond, 3.25%, 03/31/17	8.33
U.S. Treasury Note/Bond, 0.88%, 11/30/16	5.74
U.S. Treasury Note/Bond, 0.63%, 08/31/17	3.56
U.S. Treasury Note/Bond, 7.13%, 02/15/23	3.13

TOTAL	30.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® TREASURY FLOATING RATE BOND ETF

Performance as of April 30, 2015

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Barclays U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.11%	0.17%	0.11%	0.11%	0.17%	0.11%
Since Inception	0.10%	0.15%	0.10%	0.12%	0.18%	0.13%

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.40	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/15

Maturity	Percentage of Total Investments*

0-1 Year	50.55%
1-5 Years	49.45

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

U.S. Treasury Floating Rate Note, 0.09%, 04/30/16	35.87%
U.S. Treasury Floating Rate Note, 0.08%, 10/31/16	19.48
U.S. Treasury Floating Rate Note, 0.10%, 07/31/16	17.48
U.S. Treasury Floating Rate Note, 0.07%, 01/31/16	14.68
U.S. Treasury Floating Rate Note, 0.11%, 01/31/17	12.49

TOTAL	100.00%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 69.96%

MORTGAGE-BACKED SECURITIES — 69.96%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/44[a]	$742	$770,485
Series 2006-5, Class AM
5.45%, 09/10/47	250	260,929
Series 2007-2, Class A4
5.78%, 04/10/49[a]	700	747,847
Series 2007-3, Class A4
5.74%, 06/10/49[a]	550	586,521
Series 2007-5, Class A4
5.49%, 02/10/51	257	273,457
Series 2008-1, Class A4
6.43%, 02/10/51[a]	770	846,418
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 09/11/41	363	377,600
Series 2006-PW14, Class A4
5.20%, 12/11/38	500	524,985
Series 2007-PW15, Class A4
5.33%, 02/11/44	614	647,018
Series 2007-PW16, Class A4
5.90%, 06/11/40[a]	550	591,795
Series 2007-PW16, Class AM
5.90%, 06/11/40[a]	250	269,013
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	592,300
Series 2007-PW18, Class A4
5.70%, 06/11/50	880	952,082
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	439,022
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	293	311,801
Series 2007-T28, Class AJ
6.14%, 09/11/42 (Call 10/07/17)[a]	140	150,105
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	650	682,286

Security	Principal (000s)	Value
CD Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/48	$537	$558,318
Series 2006-CD3, Class AM
5.65%, 10/15/48	700	738,085
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	566	613,202
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	148,220
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.90%, 12/10/49[a]	800	863,177
Series 2008-C7, Class A4
6.35%, 12/10/49[a]	184	200,869
Series 2012-GC8, Class A2
1.81%, 09/10/45	400	404,021
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	310,491
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	103,671
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	839,470
Series 2013-GC17, Class A4
4.13%, 11/10/46	400	440,260
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	547,856
Series 2014-GC19, Class B
4.81%, 03/10/47[a]	250	272,803
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	538,346
Series 2014-GC23, Class A2
2.85%, 07/10/47	250	258,554
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	263,487
Series 2014-GC25, Class A1
1.49%, 10/10/47	469	470,228
Series 2014-GC25, Class A4
3.64%, 10/10/47	800	846,193
Series 2014-GC25, Class B
4.35%, 10/10/47	100	105,811
Series 2015-GC27, Class A5
3.14%, 02/10/48	750	762,778

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.48%, 04/15/47[a]	$942	$1,002,536
COMM Mortgage Trust
Series 2006-C8, Class A4
5.31%, 12/10/46	581	609,197
Series 2006-C8, Class AM
5.35%, 12/10/46	600	635,718
Series 2007-C9, Class A4
5.99%, 12/10/49[a]	1,150	1,246,914
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	263,315
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	257,901
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	393,235
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	203,131
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	135,528
Series 2012-LC4, Class C
5.82%, 12/10/44[a]	200	224,151
Series 2013-CR06, Class A2
2.12%, 03/10/46	500	508,797
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	506,756
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	519,167
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	533,716
Series 2013-CR09, Class A1
1.34%, 07/10/45	545	545,839
Series 2013-CR09, Class A4
4.38%, 07/10/45[a]	600	669,386
Series 2013-CR10, Class A1
1.28%, 08/10/46	182	182,059
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	155,562
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	279,444
Series 2013-CR11, Class B
5.33%, 10/10/46[a]	200	228,346

Security	Principal (000s)	Value
Series 2013-CR12, Class A4
4.05%, 10/10/46	$800	$877,201
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	522,192
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	103,051
Series 2013-LC6, Class B
3.74%, 01/10/46	130	133,982
Series 2014-CR15, Class A2
2.93%, 02/10/47	250	260,684
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	438,569
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	545,132
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	217,745
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	319,514
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	263,940
Series 2014-CR21, Class A3
3.53%, 12/10/47	1,000	1,051,412
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	545,297
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	726,089
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	362,379
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	271,153
Series 2014-UBS3, Class A4
3.82%, 06/10/47	500	536,143
Series 2014-UBS3, Class C
4.95%, 06/10/47[a]	150	159,779
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	311,809
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	263,047
Series 2014-UBS5, Class A1
1.37%, 09/10/47	227	227,682
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	528,375
Series 2015-C1, Class A4
3.51%, 04/15/50	500	524,461

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series 2015-DC1, Class A5
3.35%, 02/10/48	$750	$772,770
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	250	258,399
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A4B
6.24%, 12/10/49[a]	459	494,200
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	152,887
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	413,184
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	150	166,352
Series 2014-CR14, Class C
4.76%, 02/10/47[a]	200	214,704
Commercial Mortgage Trust
Series 2007-GG09, Class A4
5.44%, 03/10/39	950	1,004,256
Series 2007-GG11, Class A4
5.74%, 12/10/49	600	641,805
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	328	341,033
Series 2006-C4, Class AM
5.51%, 09/15/39	300	314,083
Series 2006-C5, Class A3
5.31%, 12/15/39	368	383,217
Series 2006-C5, Class AM
5.34%, 12/15/39	1,000	1,051,369
Series 2007-C1, Class A3
5.38%, 02/15/40	610	641,537
Series 2007-C2, Class A3
5.54%, 01/15/49[a]	850	901,094
Series 2007-C3, Class A4
5.89%, 06/15/39[a]	254	268,806
Series 2007-C4, Class A4
6.15%, 09/15/39[a]	421	451,678
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	540	579,497
Series 2007-C5, Class AAB
5.62%, 09/15/40[a]	298	309,362

Security	Principal (000s)	Value
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	$150	$153,533
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class A4
5.54%, 12/10/49	310	325,946
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	738,768
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	152,637
GS Mortgage Securities Trust
Series 2006-GG8, Class A4
5.56%, 11/10/39	327	341,450
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	314,967
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	2,022	2,177,281
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	249,636
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	106,315
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	156,796
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	108,243
Series 2013-GC12, Class A2
2.01%, 06/10/46	400	404,796
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	118,047
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	611,711
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	554,670
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	168,068
Series 2013-GC16, Class C
5.49%, 11/10/46[a]	100	111,663
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	327,669
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	436,153
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	268,990

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series 2014-GC24, Class A5
3.93%, 09/10/47	$1,023	$1,107,454
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	518,994
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	793,540
Series 2015-GG28, Class A5
3.40%, 02/10/48	500	518,336
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	226	225,270
Series 2013-C12, Class A2
2.42%, 07/15/45	400	410,132
Series 2013-C12, Class AS
4.16%, 07/15/45[a]	500	539,837
Series 2013-C12, Class D
4.22%, 07/15/45[a]	50	47,521
Series 2013-C14
4.71%, 08/15/46	500	549,412
Series 2013-C14, Class A2
3.02%, 08/15/46	250	261,116
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	165,258
Series 2013-C15, Class A2
2.98%, 11/15/45	400	416,568
Series 2013-C15, Class B
4.93%, 11/15/45	200	222,925
Series 2013-C17, Class A4
4.20%, 01/15/47	490	542,565
Series 2013-C17, Class C
5.05%, 01/15/47[a]	100	107,909
Series 2014-C18, Class A1
1.25%, 02/15/47	246	246,020
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	438,879
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	220,651
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	530,541
Series 2014-C18, Class B
4.97%, 02/15/47 (Call 02/11/24)[a]	200	222,098
Series 2014-C19, Class A2
3.05%, 04/15/47	300	313,580

Security	Principal (000s)	Value
Series 2014-C19, Class ASB
3.58%, 04/15/47	$330	$350,371
Series 2014-C19, Class C
4.83%, 04/15/47[a]	200	211,829
Series 2014-C21, Class A5
3.77%, 08/15/47	500	536,257
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	420,947
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	802,332
Series 2014-C22, Class C
4.71%, 09/15/47 (Call 08/15/24)[a]	200	209,999
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	373,001
Series 2015-C27
3.63%, 02/15/48	500	514,521
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	510,439
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	202,742
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	506,832
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	156,679
Series 2006-CB17, Class A4
5.43%, 12/12/43	381	397,879
Series 2006-LDP8, Class A4
5.40%, 05/15/45	570	591,003
Series 2006-LDP9, Class A3
5.34%, 05/15/47	294	309,131
Series 2007-CB18, Class A4
5.44%, 06/12/47	430	454,568
Series 2007-CB19, Class A4
5.89%, 02/12/49[a]	1,155	1,236,749
Series 2007-LD11, Class A4
5.96%, 06/15/49[a]	565	599,294
Series 2007-LD12, Class AM
6.21%, 02/15/51[a]	1,000	1,086,153
Series 2007-LDPX, Class A3
5.42%, 01/15/49	799	844,951

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series 2011-C5, Class A3
4.17%, 08/15/46	$500	$549,207
Series 2012-C6, Class A3
3.51%, 05/15/45	300	319,068
Series 2012-C8, Class A3
2.83%, 10/15/45	250	253,759
Series 2013-C10, Class A5
3.14%, 12/15/47	600	620,062
Series 2013-C10, Class AS
3.37%, 12/15/47	100	102,811
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	102,060
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	103,642
Series 2013-C10, Class C
4.30%, 12/15/47[a]	200	207,237
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	272,668
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	510,278
Series 2013-LC11, Class AS
3.22%, 04/15/46	300	304,320
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	101,225
Series 2014-C20, Class A5
3.80%, 07/15/47	500	535,716
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	106,890
Series 2014-C20, Class C
4.72%, 07/15/47 (Call 06/11/24)[a]	200	210,135
LB Commercial Mortgage Trust
Series 2007-C3, Class A4
6.11%, 07/15/44[a]	375	403,648
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.37%, 09/15/39	700	730,374
Series 2006-C7, Class A3
5.35%, 11/15/38	1,100	1,155,174
Series 2006-C7, Class AM
5.38%, 11/15/38	250	262,386
Series 2007-C1, Class A4
5.42%, 02/15/40	966	1,019,970
Series 2007-C2, Class A3
5.43%, 02/15/40	938	995,959

Security	Principal (000s)	Value
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	$320	$343,877
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	262	287,226
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	91	99,167
Series 2008-C1, Class AM
6.48%, 02/12/51[a]	290	321,864
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 07/12/46[a]	841	875,219
Series 2006-4, Class A3
5.17%, 12/12/49	660	689,663
Series 2006-4, Class AM
5.20%, 12/12/49	190	200,356
Series 2007-7, Class A4
5.81%, 06/12/50[a]	692	743,016
Series 2007-9, Class A4
5.70%, 09/12/49	840	906,288
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	271,839
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	305,193
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	150,671
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	122,635
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	204,652
Series 2013-C08, Class A2
1.69%, 12/15/48	200	200,765
Series 2013-C09, Class A1
0.83%, 05/15/46	136	134,652
Series 2013-C09, Class A4
3.10%, 05/15/46	500	515,290
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	304,314
Series 2013-C10, Class A4
4.22%, 07/15/46[a]	250	274,367
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	269,361

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series 2013-C11, Class A4
4.36%, 08/15/46[a]	$500	$554,411
Series 2013-C12, Class A1
1.31%, 10/15/46	76	75,955
Series 2014-C14, Class A3
3.67%, 02/15/47	250	265,752
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	218,333
Series 2014-C14, Class B
4.80%, 02/15/47[a]	200	220,670
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	266,067
Series 2014-C19, Class A2
3.10%, 12/15/47	715	745,119
Series 2015-C22, Class C
4.24%, 05/15/46	250	251,696
Morgan Stanley Capital I Inc.
Series 2012-C4, Class A2
2.11%, 03/15/45	1,000	1,014,405
Morgan Stanley Capital I Trust
Series 2006-HQ09, Class A4
5.73%, 07/12/44[a]	533	551,328
Series 2006-HQ09, Class AJ
5.79%, 07/12/44[a]	300	311,564
Series 2006-HQ10, Class A4
5.33%, 11/12/41	582	607,015
Series 2006-IQ11, Class AJ
5.83%, 10/15/42[a]	200	204,031
Series 2007-IQ14, Class A2
5.61%, 04/15/49	91	91,375
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	870	929,121
Series 2007-IQ15, Class A4
6.10%, 06/11/49[a]	715	772,992
Series 2007-IQ16 Class A4
5.81%, 12/12/49	1,225	1,325,682
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	233	246,494
Series 2007-T25, Class AM
5.54%, 11/12/49[a]	400	422,302
Series 2007-T27, Class A4
5.83%, 06/11/42[a]	550	594,744
Series 2011-C3, Class A3
4.05%, 07/15/49	250	266,500

Security	Principal (000s)	Value
Series 2012-C4, Class A4
3.24%, 03/15/45	$1,200	$1,251,844
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	263,270
Series 2012-C1, Class B
4.82%, 05/10/45	150	164,295
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	668,593
Series 2012-C4, Class A5
2.85%, 12/10/45	250	253,187
Series 2013-C5, Class A4
3.18%, 03/10/46	890	919,137
Series 2013-C6, Class A4
3.24%, 04/10/46	677	701,674
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	365	389,007
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	417,933
Series 2006-C28, Class A4
5.57%, 10/15/48	650	679,770
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	189,558
Series 2006-C29, Class A4
5.31%, 11/15/48	582	609,322
Series 2006-C29, Class AM
5.34%, 11/15/48 (Call 12/11/16)	700	735,203
Series 2007-C30, Class A5
5.34%, 12/15/43	725	768,365
Series 2007-C31, Class A4
5.51%, 04/15/47	500	524,217
Series 2007-C32, Class A3
5.90%, 06/15/49[a]	350	374,465
Series 2007-C33, Class A4
6.15%, 02/15/51[a]	695	732,889
Series 2007-C34, Class A3
5.68%, 05/15/46	589	631,866

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	$1,700	$1,720,102
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	265,395
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	210,539
Series 2012-LC5, Class B
4.14%, 10/15/45	300	317,800
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	719,517
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	324,856
Series 2013-LC12, Class C
4.44%, 07/15/46[a]	100	104,512
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	258,231
Series 2015-C27, Class A5
3.45%, 02/15/48	1,000	1,037,194
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	250	267,472
Series 2012-C06, Class AS
3.84%, 04/15/45	145	154,026
Series 2012-C08, Class A3
3.00%, 08/15/45	360	370,008
Series 2012-C09, Class A3
2.87%, 11/15/45	200	203,156
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	158,123
Series 2012-C10, Class A1
0.73%, 12/15/45	70	69,521
Series 2012-C10, Class A3
2.88%, 12/15/45	200	203,874
Series 2013-C14, Class A5
3.34%, 06/15/46	260	272,076
Series 2013-C17, Class A1
1.15%, 12/15/46	377	376,343
Series 2013-C18, Class A3
3.65%, 12/15/46	500	530,077
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	329,416

Security	Principal (000s)	Value
Series 2014-C20 Class A5
4.00%, 05/15/47	$200	$217,432
Series 2014-C22, Class A3
3.53%, 09/15/57	150	157,861
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	213,155
Series 2014-C24, Class A2
2.86%, 11/15/47	500	518,182
Series 2014-C24, Class A5
3.61%, 11/15/47	100	105,576
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	158,390

		118,061,682

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $116,607,781)		118,061,682

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.14%

MORTGAGE-BACKED SECURITIES — 29.14%
Federal National Mortgage Association
Series 2011-M1, Class A3
3.76%, 06/25/21	335	363,462
Series 2011-M5, Class A2
2.94%, 07/25/21	1,750	1,831,585
Series 2011-M7, Class A2
2.58%, 09/25/18	400	413,864
Series 2012-M5, Class A2
2.72%, 02/25/22	375	386,873
Series 2012-M02, Class A2
2.72%, 02/25/22	500	515,115
Series 2012-M08, Class A2
2.35%, 05/25/22	400	401,600
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	235	236,418
Series 2012-M09, Class ASQ2
1.51%, 12/25/17	299	301,950
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	837	841,556
Series 2013-M06, Class 1AC
4.33%, 02/25/43[a]	200	214,522

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series 2013-M07, Class A2
2.28%, 12/27/22	$250	$249,035
Series 2013-M07, Class ASQ2
1.23%, 03/26/18	462	463,270
Series 2013-M11, Class A
1.50%, 01/25/18	260	261,739
Series 2013-M12, Class A
1.53%, 10/25/17	412	416,569
Series 2013-M12, Class APT
2.46%, 03/25/23[a]	955	965,356
Series 2013-M13, Class A
1.60%, 05/25/18	433	436,608
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	500	531,595
Series 2014-M03, Class A2
3.50%, 01/25/24[a]	250	269,015
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	400	412,852
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	521,640
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	250	254,920
Series 2014-M11, Class 1A
3.22%, 08/25/24	996	1,043,207
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	205,798
Series 2015-M1, Class A2
2.53%, 09/25/24	750	746,827
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,196,915
Series K006, Class A1
3.40%, 07/25/19	626	655,370
Series K006, Class A2
4.25%, 01/25/20	500	552,075
Series K007, Class A1
3.34%, 12/25/19	127	132,388
Series K007, Class A2
4.22%, 03/25/20	1,000	1,105,080
Series K008, Class A1
2.75%, 12/25/19	252	260,393
Series K008, Class A2
3.53%, 06/25/20	510	548,805

Security	Principal (000s)	Value
Series K009, Class A2
3.81%, 08/25/20	$1,020	$1,112,014
Series K010, Class A1
3.32%, 07/25/20	202	210,662
Series K011, Class A1
2.92%, 08/25/20	165	171,517
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	500	551,045
Series K014, Class A1
2.79%, 10/25/20	238	246,838
Series K015, Class A2
3.23%, 07/25/21	1,000	1,061,840
Series K017, Class A2
2.87%, 12/25/21	625	650,856
Series K019, Class A1
1.46%, 09/25/21	205	204,067
Series K019, Class A2
2.27%, 03/25/22	1,000	1,007,180
Series K021, Class A2
2.40%, 06/25/22	1,000	1,011,400
Series K022, Class A2
2.36%, 07/25/22	1,300	1,311,336
Series K023, Class A2
2.31%, 08/25/22	1,000	1,002,410
Series K026, Class A2
2.51%, 11/25/22	1,000	1,014,110
Series K027, Class A2
2.64%, 01/25/23	1,000	1,022,220
Series K029, Class A2
3.32%, 02/25/23	1,000	1,069,450
Series K030, Class A1
2.78%, 09/25/22	737	767,335
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,063,840
Series K031, Class A2
3.30%, 04/25/23[a]	500	532,615
Series K032, Class A1
3.02%, 02/25/23	689	723,174
Series K032, Class A2
3.31%, 05/25/23[a]	1,000	1,066,750
Series K034, Class A2
3.53%, 07/25/23[a]	200	216,318
Series K035, Class A2
3.46%, 08/25/23[a]	500	538,155

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2015

Security	Principal (000s)	Value
Series K036, Class A2
3.53%, 10/25/23[a]	$650	$702,708
Series K037, Class A2
3.49%, 01/25/24	650	700,109
Series K038, Class A1
2.60%, 10/25/23	958	989,201
Series K038, Class A2
3.39%, 03/25/24	1,000	1,068,730
Series K040, Class A2
3.24%, 09/25/24	1,350	1,425,708
Series K042, Class A2
2.67%, 12/25/24	750	756,045
Series K043, Class A2
3.06%, 12/25/24	300	313,023
Series K502, Class A2
1.43%, 08/25/17	688	693,578
Series K503, Class A2
2.46%, 08/25/19	250	257,033
Series K703, Class A2
2.70%, 05/25/18	1,000	1,040,720
Series K705, Class A2
2.30%, 09/25/18	900	927,378
Series K706, Class A2
2.32%, 10/25/18	200	206,030
Series K707, Class A2
2.22%, 12/25/18	315	323,297
Series K708, Class A2
2.13%, 01/25/19	175	178,271
Series K710, Class A2
1.88%, 05/25/19	1,491	1,509,872
Series K712, Class A2
1.87%, 11/25/19	1,000	1,008,340
Series K713, Class A2
2.31%, 03/25/20	1,250	1,284,612
Series K714, Class A2
3.03%, 10/25/20[a]	1,000	1,060,510
Series K716, Class A2
3.13%, 06/25/21	600	638,844
Series K717, Class A2
2.99%, 09/25/21	750	792,105

		49,167,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $48,727,154)		49,167,648

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 2.98%

MONEY MARKET FUNDS — 2.98%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,029	$5,029,186

		5,029,186

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,029,186)		5,029,186

TOTAL INVESTMENTS IN SECURITIES — 102.08% (Cost: $170,364,121)		172,258,516
Other Assets, Less Liabilities — (2.08)%		(3,508,019)

NET ASSETS — 100.00%		$168,750,497

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GNMA BOND ETF

April 30, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 98.84%

MORTGAGE-BACKED SECURITIES — 98.84%
Government National Mortgage Association
2.50%, 01/15/28	$21	$21,353
2.50%, 02/20/28	39	39,991
2.50%, 04/20/43	57	56,769
2.50%, 05/20/45[a]	400	395,000
3.00%, 07/15/27	36	37,757
3.00%, 09/15/27	37	38,668
3.00%, 12/20/27	144	151,547
3.00%, 09/15/42	17	17,889
3.00%, 10/15/42	147	151,657
3.00%, 09/20/43	3,383	3,484,124
3.00%, 08/20/44	2,060	2,125,320
3.00%, 05/20/45[a]	4,300	4,418,617
3.50%, 02/15/26	24	25,280
3.50%, 11/15/26	16	17,317
3.50%, 02/20/27	44	47,183
3.50%, 09/15/41	26	27,480
3.50%, 11/15/41	422	444,972
3.50%, 01/15/42	41	43,661
3.50%, 08/20/42	1,213	1,283,750
3.50%, 09/15/42	88	93,506
3.50%, 10/15/42	29	31,016
3.50%, 10/20/42	704	744,841
3.50%, 11/15/42	178	187,609
3.50%, 03/15/43	111	119,460
3.50%, 05/15/43	127	135,588
3.50%, 06/15/43	105	112,216
3.50%, 12/20/43	1,730	1,828,034
3.50%, 06/20/44	1,050	1,108,961
3.50%, 08/20/44	880	929,888
3.50%, 09/20/44	924	975,946
3.50%, 10/20/44	1,345	1,421,016
3.50%, 05/20/45[a]	6,700	7,066,742
4.00%, 03/20/26	16	17,342
4.00%, 07/20/26	14	14,445
4.00%, 02/15/41	36	39,935
4.00%, 03/15/41	37	40,682
4.00%, 04/15/41	162	177,031
4.00%, 05/15/41	29	31,291
4.00%, 12/15/41	49	54,007

Security	Principal or Shares (000s)	Value
4.00%, 01/15/42	$33	$35,746
4.00%, 02/15/42	111	121,481
4.00%, 03/15/42	198	216,441
4.00%, 05/15/42	39	42,574
4.00%, 08/15/42	51	55,250
4.00%, 09/20/42	988	1,062,292
4.00%, 04/15/44	346	374,035
4.00%, 05/15/44	334	361,517
4.00%, 08/20/44	224	239,173
4.00%, 10/20/44	2,685	2,889,454
4.00%, 11/20/44	2,317	2,484,272
4.00%, 01/20/45	1,805	1,946,532
4.00%, 05/20/45[a]	1,810	1,940,034
4.50%, 04/15/24	35	37,036
4.50%, 07/20/24	15	16,681
4.50%, 08/15/39	696	768,156
4.50%, 07/15/40	258	284,652
4.50%, 08/15/40	323	357,471
4.50%, 05/20/45[a]	6,487	7,062,537
5.00%, 07/15/39	136	152,489
5.00%, 07/20/42	675	758,949
5.00%, 05/20/45[a]	3,497	3,890,922
5.50%, 10/15/38	94	106,063
5.50%, 07/20/40	1,088	1,226,354
5.50%, 05/20/45[a]	280	316,225
6.00%, 09/20/38	116	131,287
6.00%, 05/20/45[a]	200	227,406

		55,062,920

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $54,574,511)		55,062,920

SHORT-TERM INVESTMENTS — 46.53%

MONEY MARKET FUNDS — 46.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	25,920	25,920,285

		25,920,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,920,285)		25,920,285

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GNMA BOND ETF

April 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 145.37%
(Cost: $80,494,796)	$80,983,205
Other Assets, Less Liabilities — (45.37)%	(25,273,604)

NET ASSETS — 100.00%	$55,709,601

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.25%
U.S. Treasury Note/Bond
0.25%, 09/30/15	$6	$5,704
0.25%, 11/30/15	4	4,003
0.25%, 04/15/16	1,544	1,544,547
0.38%, 08/31/15	10	10,010
0.50%, 03/31/17	95	94,886
0.50%, 07/31/17[a]	1,736	1,728,587
0.63%, 11/15/16	9,954	9,978,287
0.63%, 02/15/17	14,439	14,461,959
0.63%, 08/31/17[a]	38,983	38,888,463
0.75%, 12/31/17	8,666	8,647,715
0.75%, 03/31/18[a]	10,850	10,800,307
0.88%, 11/30/16	62,343	62,730,775
0.88%, 08/15/17	21,641	21,720,638
0.88%, 07/31/19	22,079	21,690,188
1.00%, 10/31/16	9,953	10,035,313
1.00%, 12/15/17	1,290	1,295,973
1.00%, 06/30/19	3,910	3,865,426
1.00%, 08/31/19	9,954	9,816,236
1.00%, 11/30/19	857	842,457
1.13%, 03/31/20[a]	3,043	2,997,416
1.13%, 04/30/20[a]	3,890	3,829,199
1.25%, 11/30/18	106,950	107,432,333
1.25%, 01/31/19[a]	2,660	2,667,874
1.25%, 10/31/19[a]	1,315	1,308,898
1.25%, 02/29/20	20,360	20,189,279
1.38%, 09/30/18	15,000	15,151,052
1.38%, 02/29/20	5,224	5,211,932
1.38%, 05/31/20	5,652	5,626,566
1.50%, 06/30/16[a]	9,556	9,684,624
1.50%, 07/31/16[a]	14,724	14,932,446
1.50%, 08/31/18[a]	8,692	8,819,599
1.50%, 01/31/19	2,225	2,251,811
1.50%, 02/28/19[a]	12,136	12,275,483
1.50%, 11/30/19	1,570	1,578,886
1.63%, 04/30/19[a]	2,266	2,299,549
1.63%, 11/15/22[a]	7,824	7,699,363
1.75%, 05/31/16	5,659	5,747,393
1.75%, 10/31/18[a]	8,700	8,894,444
1.75%, 09/30/19	10,897	11,084,654
1.75%, 02/28/22	11,340	11,305,753
1.75%, 05/15/22[a]	2,644	2,634,825

Security	Principal (000s)	Value
1.88%, 09/30/17	$14,774	$15,174,375
1.88%, 06/30/20	12,995	13,249,961
1.88%, 11/30/21	13,035	13,124,812
2.00%, 09/30/20[a]	5,631	5,765,131
2.00%, 11/30/20[a]	17,755	18,144,416
2.00%, 02/28/21	6,961	7,099,760
2.00%, 05/31/21	471	479,407
2.00%, 08/31/21	8,231	8,363,766
2.00%, 11/15/21	2,591	2,631,212
2.00%, 02/15/23	6,526	6,582,640
2.13%, 08/31/20	1,323	1,363,444
2.13%, 01/31/21	2,666	2,738,755
2.13%, 06/30/21	3,481	3,566,252
2.13%, 08/15/21	10,821	11,074,753
2.25%, 03/31/21	3,504	3,620,858
2.25%, 04/30/21	5,658	5,844,072
2.25%, 11/15/24	4,848	4,936,961
2.38%, 07/31/17[a]	4,354	4,518,675
2.38%, 12/31/20	4,779	4,978,667
2.38%, 08/15/24	22,878	23,567,623
2.50%, 06/30/17[a]	25,544	26,556,809
2.50%, 08/15/23	22,104	23,084,649
2.50%, 05/15/24	19,476	20,279,970
2.50%, 02/15/45	1,069	1,014,208
2.63%, 11/15/20	1,307	1,379,238
2.75%, 11/30/16[a]	6,535	6,769,344
2.75%, 02/15/24	4,820	5,121,047
2.75%, 08/15/42[a]	5,216	5,215,170
2.75%, 11/15/42	1,742	1,741,128
3.00%, 05/15/42	1,322	1,387,321
3.13%, 04/30/17[a]	17,744	18,631,377
3.13%, 05/15/19	2,239	2,404,122
3.13%, 05/15/21[a]	21,208	22,965,931
3.13%, 11/15/41	18,188	19,584,295
3.13%, 02/15/42	3,906	4,198,901
3.13%, 02/15/43	12,995	13,949,160
3.13%, 08/15/44	1,503	1,617,336
3.25%, 03/31/17[a]	86,607	91,013,562
3.38%, 05/15/44	7,886	8,882,306
3.63%, 08/15/19	2,545	2,790,745
3.63%, 02/15/21	3,485	3,870,729
3.63%, 08/15/43	4,341	5,105,295
3.63%, 02/15/44	11,370	13,381,909

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
3.75%, 11/15/43	$8,276	$9,949,919
4.38%, 02/15/38[a]	474	616,237
4.38%, 05/15/41	22,971	30,235,184
4.50%, 02/15/16	1,941	2,006,897
4.50%, 02/15/36[a]	1,741	2,304,273
4.50%, 05/15/38[a]	10,424	13,762,856
4.63%, 02/15/17	297	318,437
5.13%, 05/15/16[a]	24,271	25,484,548
5.25%, 02/15/29[a]	2,666	3,589,343
5.38%, 02/15/31[a]	2,182	3,041,935
6.25%, 05/15/30	739	1,103,472
6.63%, 02/15/27[a]	2,170	3,176,723
6.75%, 08/15/26[a]	5,190	7,604,067
7.13%, 02/15/23[a]	24,685	34,179,978
8.75%, 08/15/20	11,249	15,405,505

		1,092,334,319

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,090,469,043)		1,092,334,319

SHORT-TERM INVESTMENTS — 20.00%

MONEY MARKET FUNDS — 20.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	192,473	192,473,158
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	27,624	27,623,644

		220,096,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,096,802)		220,096,802

TOTAL INVESTMENTS IN SECURITIES — 119.25%
(Cost: $1,310,565,845)		1,312,431,121
Other Assets, Less Liabilities — (19.25)%		(211,865,844)

NET ASSETS — 100.00%		$1,100,565,277

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.90%
U.S. Treasury Floating Rate Note
0.07%, 01/31/16[a]	$1,470	$1,469,941
0.08%, 10/31/16[a]	1,950	1,949,571
0.09%, 04/30/16[a]	3,590	3,590,502
0.10%, 07/31/16[a]	1,750	1,750,070
0.11%, 01/31/17[a]	1,250	1,250,375

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,011,225)		10,010,459

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	10	9,548

TOTAL MONEY MARKET FUNDS
(Cost: $9,548)		9,548

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $10,020,773)		10,020,007
Other Assets, Less Liabilities — 0.00%		25

NET ASSETS — 100.00%		$10,020,032

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares CMBS ETF	iShares Core GNMA Bond ETF	iShares Core U.S. Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$165,334,935	$54,574,511	$1,090,469,043
Affiliated (Note 2)	5,029,186	25,920,285	220,096,802

Total cost of investments	$170,364,121	$80,494,796	$1,310,565,845

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$167,229,330	$55,062,920	$1,092,334,319
Affiliated (Note 2)	5,029,186	25,920,285	220,096,802

Total fair value of investments	172,258,516	80,983,205	1,312,431,121
Cash	49,721	—	40,640
Receivables:
Investment securities sold	237,433	909,966	18,780,591
Interest	502,147	137,044	6,480,281
Capital shares sold	—	—	179,685

Total Assets	173,047,817	82,030,215	1,337,912,318

LIABILITIES
Payables:
Investment securities purchased	4,268,427	26,314,992	17,116,874
Collateral for securities on loan (Note 1)	—	—	220,096,802
Investment advisory fees (Note 2)	28,893	5,622	133,365

Total Liabilities	4,297,320	26,320,614	237,347,041

NET ASSETS	$168,750,497	$55,709,601	$1,100,565,277

Net assets consist of:
Paid-in capital	$166,658,542	$54,910,707	$1,098,165,000
Undistributed (distributed in excess of) net investment income	208,166	(140,037)	542,306
Undistributed net realized gain (accumulated net realized loss)	(10,606)	450,522	(7,305)
Net unrealized appreciation	1,894,395	488,409	1,865,276

NET ASSETS	$168,750,497	$55,709,601	$1,100,565,277

Shares outstanding[b]	3,250,000	1,100,000	43,400,000

Net asset value per share	$51.92	$50.65	$25.36

[a]	Securities on loan with values of $ —, $ — and $215,346,817, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

iShares Treasury Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,011,225
Affiliated (Note 2)	9,548

Total cost of investments	$10,020,773

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,010,459
Affiliated (Note 2)	9,548

Total fair value of investments	10,020,007
Receivables:
Interest	25

Total Assets	10,020,032

NET ASSETS	$10,020,032

Net assets consist of:
Paid-in capital	$10,020,799
Undistributed net investment income	847
Accumulated net realized loss	(848)
Net unrealized depreciation	(766)

NET ASSETS	$10,020,032

Shares outstanding[a]	200,000

Net asset value per share	$50.10

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares CMBS ETF	iShares Core GNMA Bond ETF	iShares Core U.S. Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$1,586,655	$352,054	$3,683,938
Interest — affiliated (Note 2)	24	693	56
Securities lending income — affiliated — net (Note 2)	—	—	57,416

Total investment income	1,586,679	352,747	3,741,410

EXPENSES
Investment advisory fees (Note 2)	159,162	36,980	401,504

Total expenses	159,162	36,980	401,504
Less investment advisory fees waived (Note 2)	—	(6,440)	—

Net expenses	159,162	30,540	401,504

Net investment income	1,427,517	322,207	3,339,906

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,233	336,703	85,138
In-kind redemptions — unaffiliated	—	—	486,533

Net realized gain	3,233	336,703	571,671

Net change in unrealized appreciation/depreciation	907,577	118,896	82,852

Net realized and unrealized gain	910,810	455,599	654,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,338,327	$777,806	$3,994,429

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

iShares Treasury Floating Rate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,278
Interest — affiliated (Note 2)	2

Total investment income	4,280

EXPENSES
Investment advisory fees (Note 2)	7,041

Total expenses	7,041
Less investment advisory fees waived (Note 2)	(7,041)

Net expenses	—

Net investment income	4,280

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(866)

Net realized loss	(866)

Net change in unrealized appreciation/depreciation	20

Net realized and unrealized loss	(846)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,434

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares CMBS ETF		iShares Core GNMA Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,427,517	$2,021,516	$322,207	$304,343
Net realized gain (loss)	3,233	(2,363)	336,703	466,084
Net change in unrealized appreciation/depreciation	907,577	460,838	118,896	579,164

Net increase in net assets resulting from operations	2,338,327	2,479,991	777,806	1,349,591

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,407,733)	(1,873,511)	(462,244)	(309,319)

Total distributions to shareholders	(1,407,733)	(1,873,511)	(462,244)	(309,319)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,099,897	48,891,709	15,139,764	14,759,632
Cost of shares redeemed	(10,365,448)	(5,137,174)	—	(4,891,710)

Net increase in net assets from capital share transactions	41,734,449	43,754,535	15,139,764	9,867,922

INCREASE IN NET ASSETS	42,665,043	44,361,015	15,455,326	10,908,194

NET ASSETS
Beginning of period	126,085,454	81,724,439	40,254,275	29,346,081

End of period	$168,750,497	$126,085,454	$55,709,601	$40,254,275

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$208,166	$188,382	$(140,037)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	950,000	300,000	300,000
Shares redeemed	(200,000)	(100,000)	—	(100,000)

Net increase in shares outstanding	800,000	850,000	300,000	200,000

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core U.S. Treasury Bond ETF		iShares Treasury Floating Rate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Period from February 3, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,339,906	$1,769,079	$4,280	$4,159
Net realized gain (loss)	571,671	(114,383)	(866)	3,772
Net change in unrealized appreciation/depreciation	82,852	3,034,684	20	(786)

Net increase in net assets resulting from operations	3,994,429	4,689,380	3,434	7,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,045,981)	(1,601,916)	(3,727)	(3,865)

Total distributions to shareholders	(3,045,981)	(1,601,916)	(3,727)	(3,865)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	874,755,454	143,444,423	5,009,909	15,029,131
Cost of shares redeemed	(12,719,209)	(7,474,726)	—	(10,021,995)

Net increase in net assets from capital share transactions	862,036,245	135,969,697	5,009,909	5,007,136

INCREASE IN NET ASSETS	862,984,693	139,057,161	5,009,616	5,010,416

NET ASSETS
Beginning of period	237,580,584	98,523,423	5,010,416	—

End of period	$1,100,565,277	$237,580,584	$10,020,032	$5,010,416

Undistributed net investment income included in net assets at end of period	$542,306	$248,381	$847	$294

SHARES ISSUED AND REDEEMED
Shares sold	34,400,000	5,800,000	100,000	300,000
Shares redeemed	(500,000)	(300,000)	—	(200,000)

Net increase in shares outstanding	33,900,000	5,500,000	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.46	$51.08	$51.75	$49.81

Income from investment operations:
Net investment income[b]	0.58	1.09	1.04	0.90
Net realized and unrealized gain (loss)[c]	0.46	0.32	(0.64)	1.94

Total from investment operations	1.04	1.41	0.40	2.84

Less distributions from:
Net investment income	(0.58)	(1.03)	(1.07)	(0.90)

Total distributions	(0.58)	(1.03)	(1.07)	(0.90)

Net asset value, end of period	$51.92	$51.46	$51.08	$51.75

Total return	2.01%[d]	2.80%	0.78%	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$168,750	$126,085	$81,724	$54,337
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.24%	2.13%	2.03%	2.51%
Portfolio turnover rate[f]	17%	45%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core GNMA Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.32	$48.91	$50.29	$50.03

Income from investment operations:
Net investment income[b]	0.33	0.43	0.31	0.02
Net realized and unrealized gain (loss)[c]	0.49	1.44	(1.03)	0.58

Total from investment operations	0.82	1.87	(0.72)	0.60

Less distributions from:
Net investment income	(0.49)	(0.46)	(0.36)	—
Net realized gain	—	—	(0.16)	(0.34)
Return of capital	—	—	(0.14)	—

Total distributions	(0.49)	(0.46)	(0.66)	(0.34)

Net asset value, end of period	$50.65	$50.32	$48.91	$50.29

Total return	1.64%[d]	3.84%	(1.44)%	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,710	$40,254	$29,346	$10,057
Ratio of expenses to average net assets[e]	0.12%	0.15%	0.17%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.21%	0.25%	n/a
Ratio of net investment income to average net assets[e]	1.31%	0.88%	0.64%	0.06%
Portfolio turnover rate[f,g]	420%	1,242%	1,335%	1,253%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Treasury Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$25.01	$24.63	$25.27	$24.91

Income from investment operations:
Net investment income[b]	0.16	0.30	0.21	0.18
Net realized and unrealized gain (loss)[c]	0.35	0.36	(0.61)	0.31

Total from investment operations	0.51	0.66	(0.40)	0.49

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.24)	(0.13)

Total distributions	(0.16)	(0.28)	(0.24)	(0.13)

Net asset value, end of period	$25.36	$25.01	$24.63	$25.27

Total return	2.03%[d]	2.69%	(1.57)%	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,100,565	$237,581	$98,523	$232,446
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.25%	1.21%	0.84%	1.00%
Portfolio turnover rate[f]	11%	38%	37%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Treasury Floating Rate Bond ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Period from Feb. 3, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.10	$50.09

Income from investment operations:
Net investment income[b]	0.02	0.03
Net realized and unrealized gain (loss)[c]	(0.00)[d]	0.01

Total from investment operations	0.02	0.04

Less distributions from:
Net investment income	(0.02)	(0.03)

Total distributions	(0.02)	(0.03)

Net asset value, end of period	$50.10	$50.10

Total return	0.04%[e]	0.08%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,020	$5,010
Ratio of expenses to average net assets[f]	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[f]	0.15%	0.15%
Ratio of net investment income to average net assets[f]	0.09%	0.09%
Portfolio turnover rate[g]	34%	57%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
Core GNMA Bond	Diversified
Core U.S.Treasury Bond	Diversified
Treasury Floating Rate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
CMBS
Assets:
Collateralized Mortgage Obligations	$—	$118,061,682	$—	$118,061,682
U.S. Government Agency Obligations	—	49,167,648	—	49,167,648
Money Market Funds	5,029,186	—	—	5,029,186

	$5,029,186	$167,229,330	$—	$172,258,516

Core GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$55,062,920	$—	$55,062,920
Money Market Funds	25,920,285	—	—	25,920,285

	$25,920,285	$55,062,920	$—	$80,983,205

Core U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$1,092,334,319	$—	$1,092,334,319
Money Market Funds	220,096,802	—	—	220,096,802

	$220,096,802	$1,092,334,319	$—	$1,312,431,121

Treasury Floating Rate Bond
Assets:
U.S. Government Obligations	$—	$10,010,459	$—	$10,010,459
Money Market Funds	9,548	—	—	9,548

	$9,548	$10,010,459	$—	$10,020,007

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Treasury Bond	$215,346,817	$215,346,817	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
Core U.S. Treasury Bond	0.15

For its investment advisory services to the iShares Core GNMA Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies, if any.

For its investment advisory services to the iShares Treasury Floating Rate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. BFA has contractually agreed to waive its investment advisory fees for the Fund through February 29, 2016 in an amount equal to 0.15% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core U.S. Treasury Bond	$24,607

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$19,190,995	$5,118,720	$45,150,296	$17,603,323
Core GNMA Bond	217,631,331	202,746,439	—	—
Core U.S. Treasury Bond	93,227,476	62,444,311	—	—
Treasury Floating Rate Bond	3,189,493	3,189,816	—	—

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Treasury Bond	$860,348,618	$12,564,166
Treasury Floating Rate Bond	5,005,513	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
CMBS	$13,839
Core U.S. Treasury Bond	430,937

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$170,364,121	$2,269,345	$(374,950)	$1,894,395
Core GNMA Bond	80,494,796	547,691	(59,282)	488,409
Core U.S. Treasury Bond	1,310,713,884	3,281,579	(1,564,342)	1,717,237
Treasury Floating Rate Bond	10,020,773	356	(1,122)	(766)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
CMBS	$0.579184	$—	$—	$0.579184	100%	—%	—%	100%
Core GNMA Bond	0.363986	0.126466	—	0.490452	74	26	—	100
Core U.S. Treasury Bond	0.142520	—	0.013555	0.156075	91	—	9	100

SUPPLEMENTAL INFORMATION	43

Notes:

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-105-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 1-5 Year USD Bond ETF | ISTB | NYSE Arca
➢	iShares Core Total USD Bond Market ETF | IUSB | NYSE Arca

Fund Performance Overview

iSHARES® CORE 1-5 YEAR USD BOND ETF

Performance as of April 30, 2015

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) (formerly the iShares Core Short-Term USD Bond ETF), seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.04%, net of fees, while the total return for the Index was 1.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.69%	1.69%	1.80%	1.69%	1.69%	1.80%
Since Inception	1.07%	1.19%	1.21%	2.73%	3.04%	3.11%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index performance through June 2, 2014 reflects the performance of the Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.40	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/15

Investment Type	Percentage of Total Investments[1]
U.S. Government Obligations	44.63%
Corporate Bonds & Notes	32.66
Mortgage-Backed Securities	8.51
U.S. Government Agency Obligations	6.30
Foreign Government Obligations	7.17
Asset-Backed Securities	0.73

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]
Aaa	64.36%
Aa	5.47
A	11.13
Baa	10.61
Ba	3.16
B	2.69
Caa	0.81
Ca	0.06
Not Rated	1.71

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE TOTAL USD BOND MARKET ETF

Performance as of April 30, 2015

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.06%, net of fees, while the total return for the Index was 1.97%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.78%	4.11%	3.64%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.60	$0.20	$1,000.00	$1,024.60	$0.20	0.04%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/15

Investment Type	Percentage of Total Investments[1]
Corporate Bonds & Notes	34.07%
U.S. Government Obligations	31.58
Mortgage-Backed Securities	25.41
Foreign Government Obligations	5.56
U.S. Government Agency Obligations	2.40
Municipal Debt Obligations	0.72
Asset-Backed Securities	0.26

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]
Aaa	61.76%
Aa	5.14
A	10.91
Baa	12.72
Ba	3.68
B	3.51
Caa	1.01
Ca	0.04
Not Rated	1.23

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.73%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/20	$300	$331,935
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,461
Series 2014-A6, Class A6
2.15%, 07/15/21	500	507,914
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	249,177
Series 2014-A4, Class A4
2.12%, 12/15/21	500	507,627
Hyundai Auto Receivables Trust
Series 2015-B, Class A3
1.12%, 11/15/19 (Call 08/15/18)	300	299,571

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,446,335)		2,446,685

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.49%

MORTGAGE-BACKED SECURITIES — 1.49%
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	500	524,835
CD Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/48	384	398,799
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	377	408,801
COMM Mortgage Trust
Series 2007-C9, Class A4
5.99%, 12/10/49[a]	175	189,748
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.89%, 06/15/39[a]	441	467,488
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	246,870

Security	Principal (000s)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3
5.34%, 05/15/47	$490	$515,219
Series 2007-CB18, Class A4
5.44%, 06/12/47	478	505,075
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	499	540,861
Series 2007-LDPX, Class A3
5.42%, 01/15/49	327	345,886
Series 2014-C20, Class A5
3.80%, 07/15/47	150	160,715
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	187	205,162
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 05/15/46	250	256,159
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
1.00%, 06/11/49[a]	238	257,664

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,034,432)		5,023,282

CORPORATE BONDS & NOTES — 32.29%

ADVERTISING — 0.04%
Affinion Group Inc.
7.88%, 12/15/18 (Call 06/01/15)[b]	25	15,656
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[c]	100	105,000
Visant Corp.
10.00%, 10/01/17 (Call 06/01/15)	25	21,813

		142,469
AEROSPACE & DEFENSE — 0.21%
BAE Systems Holdings Inc.
6.38%, 06/01/19[c]	225	260,323
Boeing Co. (The)
0.95%, 05/15/18	50	49,488
4.88%, 02/15/20	100	113,607
General Dynamics Corp.
1.00%, 11/15/17	25	24,929

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	$50	$44,500
L-3 Communications Corp.
3.95%, 11/15/16	50	51,730
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,447
Northrop Grumman Corp.
1.75%, 06/01/18	25	25,063
United Technologies Corp.
1.80%, 06/01/17	125	127,282

		722,369
AGRICULTURE — 0.17%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	50,621
9.25%, 08/06/19	50	63,708
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	25	25,718
Lorillard Tobacco Co.
2.30%, 08/21/17	50	50,490
Philip Morris International Inc.
1.13%, 08/21/17	150	150,381
1.88%, 01/15/19	200	200,825
2.50%, 05/16/16	20	20,381

		562,124
AIRLINES — 0.02%
American Airlines Group Inc.
5.50%, 10/01/19[c]	50	51,625

		51,625
APPAREL — 0.01%
Nine West Holdings Inc.
8.25%, 03/15/19[c]	25	21,000

		21,000
AUTO MANUFACTURERS — 0.88%
American Honda Finance Corp.
1.13%, 10/07/16	200	201,173
2.25%, 08/15/19	300	304,435
BMW US Capital LLC
1.38%, 04/05/17[d]	350	351,899
Daimler Finance North America LLC
2.38%, 08/01/18[c]	150	153,325
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 05/14/15)	200	209,510

Security	Principal (000s)	Value
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[c]	$320	$322,080
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	199,812
General Motors Co.
3.50%, 10/02/18[b]	150	154,354
Hyundai Capital America
1.45%, 02/06/17[d]	100	100,055
2.13%, 10/02/17[c]	125	126,076
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[c]	100	101,564
PACCAR Financial Corp.
1.45%, 03/09/18	65	65,245
Toyota Motor Credit Corp.
0.80%, 05/17/16	200	200,284
1.25%, 10/05/17	25	25,082
2.10%, 01/17/19	125	126,929
2.15%, 03/12/20	135	136,000
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[c]	200	201,024

		2,978,847
AUTO PARTS & EQUIPMENT — 0.06%
Schaeffler Holding Finance BV
6.88%, 08/15/18 (Call 06/01/15)[c,e]	200	208,500

		208,500
BANKS — 10.61%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	100	104,081
ABN AMRO Bank NV
4.25%, 02/02/17[c]	200	209,701
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	800	808,000
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	100	103,250
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	199,862
2.25%, 06/13/19	200	202,367
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	600	619,575

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Bank Nederlandse Gemeenten NV
1.13%, 09/12/16[c]	$450	$452,867
1.75%, 03/24/20[c]	50	50,112
1.88%, 06/11/19[c]	100	101,796
Bank of America Corp.
2.65%, 04/01/19[b]	650	661,668
5.75%, 12/01/17	200	219,515
6.05%, 05/16/16	100	104,777
6.50%, 08/01/16	775	824,656
6.88%, 04/25/18	300	341,542
Series L
2.25%, 04/21/20	100	99,258
Bank of Montreal
1.30%, 07/15/16	150	150,874
1.40%, 04/10/18	100	99,813
1.45%, 04/09/18 (Call 03/09/18)	25	25,011
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,396
2.10%, 01/15/19 (Call 12/15/18)	50	50,367
2.20%, 03/04/19 (Call 02/02/19)[b]	50	50,651
2.30%, 07/28/16	200	203,665
Series G
2.15%, 02/24/20 (Call 01/24/20)[b]	50	50,226
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	200	200,409
2.05%, 10/30/18[b]	200	202,606
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[c]	200	201,068
2.70%, 09/09/18[c]	200	205,386
Barclays Bank PLC
5.00%, 09/22/16	300	316,355
5.13%, 01/08/20	200	226,486
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,764
1.60%, 08/15/17 (Call 07/14/17)	200	201,459
2.45%, 01/15/20 (Call 12/15/19)	150	151,708
BBVA Bancomer SA/Grand Cayman
6.01%, 05/17/22	100	104,625
BNP Paribas SA
2.38%, 09/14/17	250	254,995
BPCE SA
2.25%, 01/27/20	250	251,351
Caixa Economica Federal
4.50%, 10/03/18[d]	150	151,125

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[b]	$25	$25,055
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	650	655,090
CIT Group Inc.
3.88%, 02/19/19	100	99,125
4.25%, 08/15/17	100	101,750
5.50%, 02/15/19[c]	100	104,625
Citigroup Inc.
1.30%, 11/15/16	125	124,975
1.70%, 04/27/18	200	199,392
1.75%, 05/01/18	325	324,104
1.80%, 02/05/18	50	49,979
2.40%, 02/18/20	80	79,965
2.50%, 07/29/19	500	505,243
2.55%, 04/08/19	50	50,771
5.50%, 02/15/17	25	26,674
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	251,844
2.50%, 09/20/18	400	411,617
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	525	545,587
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20[b]	250	250,895
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,c]	100	106,250
Credit Agricole SA/London
2.50%, 04/15/19[c]	250	254,310
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[c]	100	100,368
Credit Suisse/New York NY
5.40%, 01/14/20	50	56,042
6.00%, 02/15/18	250	276,376
Deutsche Bank AG/London
1.40%, 02/13/17	250	250,249
6.00%, 09/01/17	200	219,572
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[c]	250	251,299

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	$150	$150,863
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	206,438
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	100	101,615
2.55%, 10/23/19	350	352,672
5.63%, 01/15/17	140	149,090
6.15%, 04/01/18	425	475,813
7.50%, 02/15/19	150	177,904
HBOS PLC
6.75%, 05/21/18[b,c]	100	111,778
HSBC USA Inc.
1.63%, 01/16/18	100	100,079
1.70%, 03/05/18	100	100,124
2.25%, 06/23/19	100	100,594
2.38%, 11/13/19	100	100,840
Huntington Bancshares Inc/OH
2.60%, 08/02/18 (Call 07/02/18)	100	101,787
ICICI Bank Ltd./Dubai
4.80%, 05/22/19[d]	200	214,547
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	400	413,271
Industrial & Commercial Bank of China Ltd/Singapore
2.50%, 11/21/17[d]	800	810,316
ING Bank NV
2.45%, 03/16/20[c]	200	202,175
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	201,871
JPMorgan Chase & Co.
1.80%, 01/25/18	700	702,137
2.20%, 10/22/19[b]	350	349,418
6.13%, 06/27/17	50	54,703
6.30%, 04/23/19	200	231,321
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	50	50,535
KfW
0.63%, 12/15/16	400	400,308
1.00%, 01/26/18	1,000	1,000,737
1.25%, 02/15/17	75	75,791
2.00%, 06/01/16	50	50,826
4.88%, 06/17/19	800	912,978
Series G
4.38%, 03/15/18	480	525,399

Security	Principal (000s)	Value
Korea Development Bank (The)
3.00%, 03/17/19	$200	$207,194
Korea Exchange Bank
2.50%, 06/12/19[d]	800	806,267
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.63%, 04/25/17[d]	350	355,391
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	120,119
1.75%, 04/15/19	100	101,677
2.13%, 07/15/16	250	254,841
Lloyds Bank PLC
2.40%, 03/17/20	250	251,960
Malayan Banking Bhd
3.25%, 09/20/22 (Call 09/20/17)[a,d]	200	201,826
Mizuho Bank Ltd.
2.45%, 04/16/19[c]	200	201,406
Morgan Stanley
2.38%, 07/23/19	700	702,395
2.65%, 01/27/20	100	100,981
4.75%, 03/22/17	400	424,436
National Australia Bank Ltd.
3.00%, 07/27/16[c]	300	308,060
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[c]	200	199,402
1.88%, 03/13/19[c]	200	203,261
Nordea Bank AB
1.63%, 05/15/18[c]	200	200,007
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	350	350,690
1.13%, 05/29/18	100	99,948
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[f]	350	357,606
5.13%, 02/08/20[f]	50	56,612
6.70%, 06/10/19[f]	75	88,382
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	203,750
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,916
Royal Bank of Canada
1.50%, 01/16/18	150	150,576
2.30%, 07/20/16	325	330,850
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	700	700,152

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
7.64%, 12/31/49 (Call 09/30/17)[a]	$100	$109,500
Royal Bank of Scotland NV
4.65%, 06/04/18	100	105,380
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[d]	200	197,246
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[d]	200	198,500
Standard Chartered Bank
6.40%, 09/26/17[c]	100	109,829
Standard Chartered PLC
2.25%, 04/17/20[c]	200	197,710
State Bank of India/London
3.62%, 04/17/19[d]	200	207,071
State Street Corp.
1.35%, 05/15/18	50	49,904
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[b]	250	251,002
2.90%, 07/22/16[b,c]	200	204,270
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,618
Toronto-Dominion Bank (The)
1.63%, 03/13/18	400	402,350
2.13%, 07/02/19	150	151,410
2.38%, 10/19/16	45	46,056
2.63%, 09/10/18[b]	100	103,288
Turkiye Halk Bankasi AS
4.88%, 07/19/17[d]	200	205,446
Turkiye Vakiflar Bankasi TAO
6.88%, 02/03/25 (Call 02/03/20)[a,d]	200	198,000
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	50	50,615
1.95%, 11/15/18 (Call 10/15/18)	200	202,177
Series F
2.20%, 11/15/16 (Call 10/14/16)	300	305,779
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,387
5.88%, 12/20/17	200	221,360
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,b]	75	78,008

Security	Principal (000s)	Value
United Overseas Bank Ltd.
3.75%, 09/19/24 (Call 09/19/19)[a,d]	$800	$825,648
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[d]	200	197,716
Wachovia Corp.
5.63%, 10/15/16	50	53,098
Wells Fargo & Co.
1.25%, 07/20/16	200	200,693
1.50%, 01/16/18	350	350,786
2.15%, 01/15/19	730	736,773
Westpac Banking Corp.
1.05%, 11/25/16	200	200,207
1.50%, 12/01/17	200	200,085
2.25%, 01/17/19	50	50,787

		35,737,858
BEVERAGES — 0.66%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	25	25,023
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	400	402,974
7.75%, 01/15/19	200	240,556
Coca-Cola Co. (The)
1.65%, 11/01/18	100	101,314
1.80%, 09/01/16[b]	300	304,519
Constellation Brands Inc.
7.25%, 09/01/16	50	53,620
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	52,375
Diageo Capital PLC
1.50%, 05/11/17	175	176,706
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	102,170
PepsiCo Inc.
1.25%, 08/13/17	300	301,125
1.85%, 04/30/20	50	49,741
4.50%, 01/15/20	100	111,556
SABMiller PLC
6.50%, 07/15/18[c]	250	285,106

		2,206,785
BIOTECHNOLOGY — 0.11%
Amgen Inc.
2.13%, 05/15/17	25	25,438

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
2.20%, 05/22/19 (Call 04/22/19)	$200	$201,833
2.30%, 06/15/16	150	152,232

		379,503
BUILDING MATERIALS — 0.10%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/01/15)	25	21,250
Cemex SAB de CV
5.03%, 10/15/18[a,d]	200	209,750
CRH America Inc.
6.00%, 09/30/16	35	37,290
USG Corp.
9.75%, 01/15/18	50	57,875

		326,165
CHEMICALS — 0.49%
Dow Chemical Co. (The)
8.55%, 05/15/19	150	186,358
Eastman Chemical Co.
2.40%, 06/01/17	75	76,561
Ecolab Inc.
1.45%, 12/08/17	50	49,983
3.00%, 12/08/16	20	20,607
EI du Pont de Nemours & Co.
6.00%, 07/15/18	100	113,642
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)	50	46,750
8.88%, 02/01/18 (Call 06/01/15)	50	44,563
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 06/01/15)[b,c]	200	203,500
Monsanto Co.
2.13%, 07/15/19	100	100,746
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)[b]	325	328,593
PQ Corp.
8.75%, 11/01/18 (Call 06/01/15)[c]	50	51,938
Praxair Inc.
4.50%, 08/15/19	150	166,384
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 06/01/15)[b,c]	75	69,750
SABIC Capital II BV
2.63%, 10/03/18[d]	200	203,500

		1,662,875

Security	Principal (000s)	Value
COAL — 0.02%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/15)[b]	$25	$5,250
Arch Coal Inc.
9.88%, 06/15/19 (Call 12/15/16)	25	6,250
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 06/01/15)	25	23,188
Peabody Energy Corp.
6.00%, 11/15/18[b]	50	39,406

		74,094
COMMERCIAL SERVICES — 0.24%
ADT Corp. (The)
2.25%, 07/15/17	50	49,750
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	25	24,938
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[c]	75	69,750
DynCorp International Inc.
10.38%, 07/01/17 (Call 06/01/15)	50	42,750
ERAC USA Finance LLC
2.35%, 10/15/19[c]	50	50,099
6.38%, 10/15/17[c]	50	55,780
Hertz Corp. (The)
6.75%, 04/15/19 (Call 06/01/15)	100	103,479
Interactive Data Corp.
5.88%, 04/15/19 (Call 06/01/15)[b,c]	100	101,500
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 06/01/15)[c]	25	26,875
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[c]	50	48,750
MasterCard Inc.
2.00%, 04/01/19	50	50,491
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[c]	50	40,500
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	50	49,500
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 06/01/15)[c]	50	50,625

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Western Union Co. (The)
2.88%, 12/10/17	$50	$51,475

		816,262
COMPUTERS — 0.59%
Apple Inc.
0.45%, 05/03/16	200	199,774
1.00%, 05/03/18	25	24,842
1.55%, 02/07/20[b]	200	197,822
2.10%, 05/06/19	50	50,872
Dell Inc.
5.88%, 06/15/19	50	54,968
EMC Corp./MA
1.88%, 06/01/18	75	75,742
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,631
3.00%, 09/15/16	100	102,562
5.40%, 03/01/17	50	53,689
International Business Machines Corp.
1.25%, 02/08/18	200	200,461
5.70%, 09/14/17	800	886,559
NetApp Inc.
2.00%, 12/15/17	25	25,119
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	100	104,250

		2,002,291
COSMETICS & PERSONAL CARE — 0.15%
Avon Products Inc.
2.38%, 03/15/16	50	49,875
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,206
1.75%, 03/15/19	25	24,973
Procter & Gamble Co. (The)
1.45%, 08/15/16	350	353,392
4.70%, 02/15/19	50	55,696

		509,142
DISTRIBUTION & WHOLESALE — 0.02%
VWR Funding Inc.
7.25%, 09/15/17 (Call 06/01/15)	50	52,250

		52,250
DIVERSIFIED FINANCIAL SERVICES — 2.12%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[c]	300	303,750

Security	Principal (000s)	Value
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	$350	$358,227
5.63%, 04/01/17	25	26,689
Ally Financial Inc.
2.75%, 01/30/17	150	149,475
3.25%, 02/13/18	100	99,875
3.75%, 11/18/19	150	149,190
American Express Co.
1.55%, 05/22/18	200	199,613
6.80%, 09/01/66 (Call 09/01/16)[a]	50	52,375
American Express Credit Corp.
1.30%, 07/29/16[b]	150	150,809
1.55%, 09/22/17	350	351,533
2.38%, 03/24/17	75	76,914
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	600	615,053
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[d]	200	184,600
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	184	204,675
Credit Suisse USA Inc.
5.85%, 08/16/16	100	106,324
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	202,023
3.00%, 06/12/17	200	205,740
3.98%, 06/15/16	100	102,908
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	200	218,750
General Electric Capital Corp.
1.63%, 04/02/18[b]	275	277,828
2.20%, 01/09/20 (Call 12/09/19)	100	101,320
2.30%, 04/27/17	370	379,721
General Motors Financial Co. Inc.
4.75%, 08/15/17	100	105,498
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	50	50,250
4.88%, 03/15/19 (Call 07/15/16)	150	152,835
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	51,277
International Lease Finance Corp.
6.25%, 05/15/19	100	110,500

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.75%, 09/01/16[c]	$200	$211,740
8.75%, 03/15/17	100	111,110
Jefferies Group LLC
5.13%, 04/13/18	300	316,866
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[c]	50	47,875
Macquarie Group Ltd.
3.00%, 12/03/18[c]	200	205,523
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	100	99,916
2.15%, 02/01/19 (Call 01/01/19)	100	101,168
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	50	50,875
Navient Corp.
4.88%, 06/17/19	50	49,875
8.00%, 03/25/20	100	111,374
8.45%, 06/15/18	150	167,355
Nomura Holdings Inc.
2.00%, 09/13/16	250	252,215
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[c]	25	23,188
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[c]	50	52,625
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 06/01/15)[c]	25	26,844
Springleaf Finance Corp.
6.90%, 12/15/17	300	318,750

		7,135,051
ELECTRIC — 1.36%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[c]	200	203,500
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	276,276
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	100,485
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	25	27,941
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	100,838

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	$150	$159,296
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	200	199,799
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,900
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,753
Duke Energy Corp.
1.63%, 08/15/17	90	90,854
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[c]	75	78,375
E.ON International Finance BV
5.80%, 04/30/18[c]	100	111,330
EDP Finance BV
4.90%, 10/01/19[c]	100	106,347
Electricite de France SA
2.15%, 01/22/19[c]	100	101,097
Enel Finance International NV
6.25%, 09/15/17[b,c]	700	774,626
Entergy Texas Inc.
7.13%, 02/01/19	50	59,034
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,474
6.20%, 10/01/17	25	27,562
Florida Power & Light Co.
5.55%, 11/01/17	25	27,610
GenOn Energy Inc.
9.50%, 10/15/18	50	51,875
Hydro-Quebec
1.38%, 06/19/17	100	101,003
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	52,084
7.35%, 02/01/19	100	116,709
Majapahit Holding BV
7.75%, 01/20/20[d]	300	352,176
Nevada Power Co.
6.50%, 08/01/18	100	114,820
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[a]	25	24,500
Nisource Finance Corp.
6.40%, 03/15/18	25	28,306

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
NRG Energy Inc.
7.63%, 01/15/18	$50	$55,375
Pacific Gas & Electric Co.
8.25%, 10/15/18	100	121,158
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	25,252
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	75,011
Progress Energy Inc.
7.05%, 03/15/19	400	472,285
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	102,444
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[c]	50	49,125
Southern Co. (The)
2.45%, 09/01/18	100	102,534
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)[b]	25	24,989
Xcel Energy Inc.
0.75%, 05/09/16	100	99,885

		4,585,628
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 06/01/15)	25	22,000

		22,000
ELECTRONICS — 0.23%
Honeywell International Inc.
5.00%, 02/15/19	75	84,104
5.30%, 03/01/18	300	333,581
Jabil Circuit Inc.
8.25%, 03/15/18	25	28,462
Koninklijke Philips NV
5.75%, 03/11/18	20	22,303
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	300	300,086
2.25%, 08/15/16	20	20,303

		788,839
ENGINEERING & CONSTRUCTION — 0.11%
Abengoa Finance SAU
8.88%, 11/01/17[b,c]	300	312,750
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[c]	50	48,750

		361,500

Security	Principal (000s)	Value
ENTERTAINMENT — 0.13%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	$100	$103,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[c]	50	52,875
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[c]	200	197,225
Scientific Games Corp.
8.13%, 09/15/18 (Call 06/01/15)	100	92,000

		445,600
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
5.50%, 09/15/19	100	113,239
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[c]	50	46,375
Waste Management Inc.
2.60%, 09/01/16	25	25,524

		185,138
FOOD — 0.52%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 06/01/15)[c]	25	25,594
ConAgra Foods Inc.
1.90%, 01/25/18[b]	175	174,604
General Mills Inc.
2.20%, 10/21/19	225	226,538
5.70%, 02/15/17	25	26,993
JBS Finance II Ltd.
8.25%, 01/29/18 (Call 06/01/15)[d]	100	103,151
JM Smucker Co. (The)
2.50%, 03/15/20[c]	100	100,919
Kellogg Co.
3.25%, 05/21/18	50	52,275
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,892
Kroger Co. (The)
2.20%, 01/15/17	20	20,349
2.30%, 01/15/19 (Call 12/15/18)	50	50,593
Marfrig Holding Europe BV
8.38%, 05/09/18[b,d]	200	194,460
Mondelez International Inc.
6.13%, 02/01/18	100	112,311
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[c]	100	102,500

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	$100	$101,700
Tesco PLC
5.50%, 11/15/17[c]	100	107,461
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	51,022
Unilever Capital Corp.
2.20%, 03/06/19	100	101,931
Wesfarmers Ltd.
2.98%, 05/18/16[c]	150	153,315

		1,756,608
FOREST PRODUCTS & PAPER — 0.09%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[c]	100	100,888
International Paper Co.
7.95%, 06/15/18	125	147,128
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[c]	25	25,500
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 06/01/15)	50	43,750

		317,266
GAS — 0.11%
Sabine Pass LNG LP
7.50%, 11/30/16	150	159,937
Sempra Energy
2.30%, 04/01/17	25	25,475
2.40%, 03/15/20 (Call 02/15/20)	100	100,545
6.15%, 06/15/18	25	28,275
9.80%, 02/15/19	50	63,929

		378,161
HEALTH CARE — PRODUCTS — 0.35%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	53,062
Baxter International Inc.
1.85%, 01/15/17	25	25,323
1.85%, 06/15/18	100	100,560
Becton Dickinson and Co.
1.80%, 12/15/17	350	353,021
Boston Scientific Corp.
2.65%, 10/01/18	50	50,794
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 05/16/15)	50	52,438

Security	Principal (000s)	Value
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	$50	$53,812
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[c]	25	25,406
Medtronic Inc.
0.88%, 02/27/17	50	49,966
1.50%, 03/15/18[c]	300	301,897
2.50%, 03/15/20[c]	50	51,016
Stryker Corp.
2.00%, 09/30/16	25	25,399
Zimmer Holdings Inc.
2.00%, 04/01/18	35	35,292

		1,177,986
HEALTH CARE — SERVICES — 0.46%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	50,165
Anthem Inc.
2.25%, 08/15/19	50	50,184
2.30%, 07/15/18	50	50,830
Centene Corp.
5.75%, 06/01/17	50	53,000
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,875
8.00%, 11/15/19 (Call 11/15/15)	50	53,000
Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[c]	50	56,000
HCA Inc.
3.75%, 03/15/19	100	103,000
6.50%, 02/15/20	100	114,000
Humana Inc.
6.30%, 08/01/18	25	28,395
Kindred Healthcare Inc.
8.00%, 01/15/20[c]	50	53,940
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,047
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	200	203,534
6.00%, 03/01/19[c]	40	46,125
Tenet Healthcare Corp.
5.00%, 03/01/19[c]	50	49,687
5.50%, 03/01/19[c]	200	201,250

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.40%, 10/15/17	$50	$50,407
1.88%, 11/15/16	200	203,396
6.00%, 02/15/18	25	28,160

		1,546,995
HOLDING COMPANIES — DIVERSIFIED — 0.30%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 06/01/15)[e]	25	24,906
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	101,414
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	50	53,119
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	200	208,793
Hutchison Whampoa International 12 Ltd.
6.00%, 05/29/49 (Call 05/07/17)[a,c]	200	212,466
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)[b]	200	199,652
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	205,996

		1,006,346
HOME BUILDERS — 0.09%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	100	101,250
4.00%, 02/15/20	25	25,375
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	99,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,500
4.50%, 11/15/19 (Call 08/15/19)	25	25,750

		303,125
HOUSEHOLD PRODUCTS & WARES — 0.16%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	52,625
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,366
Jarden Corp.
7.50%, 05/01/17	100	110,375
Kimberly-Clark Corp.
6.13%, 08/01/17	100	111,128

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19 (Call 08/15/15)[b]	$200	$210,500

		534,994
INSURANCE — 0.89%
ACE INA Holdings Inc.
5.70%, 02/15/17	250	270,483
Aflac Inc.
2.40%, 03/16/20	100	101,200
2.65%, 02/15/17	50	51,429
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	125	126,035
5.85%, 01/16/18	100	111,317
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,578
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	75,683
1.90%, 01/31/17[b]	400	407,526
Genworth Holdings Inc.
6.15%, 11/15/66 (Call 11/15/16)[a]	25	15,750
6.52%, 05/22/18	50	52,750
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	53,598
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13%, 07/15/19 (Call 07/15/15)[c,e]	50	49,938
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a]	25	23,938
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	100	100,979
MetLife Inc.
1.76%, 12/15/17	200	202,033
6.75%, 06/01/16	40	42,488
Metropolitan Life Global Funding I
1.30%, 04/10/17[c]	450	452,419
New York Life Global Funding
2.15%, 06/18/19[c]	150	151,551
2.45%, 07/14/16[c]	175	178,610
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,836
Prudential Financial Inc.
Series D
6.00%, 12/01/17	250	278,175

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
5.80%, 05/15/18	$50	$56,260
XLIT Ltd.
2.30%, 12/15/18	25	25,247
6.50%, 10/29/49 (Call 04/15/17)[a]	50	44,125

		3,012,948
INTERNET — 0.24%
Amazon.com Inc.
1.20%, 11/29/17	50	49,895
eBay Inc.
1.35%, 07/15/17	125	124,829
2.20%, 08/01/19 (Call 07/01/19)	175	174,368
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 06/01/15)	50	51,750
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	400	411,640

		812,482
IRON & STEEL — 0.34%
ArcelorMittal
6.13%, 06/01/18	250	266,875
CITIC Ltd.
8.63%, 05/29/49 (Call 11/22/18)[a,d]	200	231,000
Cliffs Natural Resources Inc.
5.70%, 01/15/18[b]	25	20,375
8.25%, 03/31/20 (Call 03/31/18)[c]	25	24,500
Commercial Metals Co.
7.35%, 08/15/18	50	54,250
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[c]	25	21,813
Evraz Group SA
9.50%, 04/24/18[d]	100	102,250
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[c]	25	24,450
Glencore Funding LLC
3.13%, 04/29/19[b,c]	100	101,870
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 06/01/15)[b]	50	50,910
U.S. Steel Corp.
7.00%, 02/01/18	100	106,250
Vale Overseas Ltd.
6.25%, 01/23/17[b]	125	132,656

		1,137,199

Security	Principal (000s)	Value
LEISURE TIME — 0.03%
NCL Corp. Ltd.
5.00%, 02/15/18 (Call 06/01/15)	$100	$102,250

		102,250
LODGING — 0.13%
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	50	51,812
Marriott International Inc./MD
6.20%, 06/15/16	225	237,726
MGM Resorts International
8.63%, 02/01/19	100	115,125
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,156

		429,819
MACHINERY — 0.48%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[c]	50	51,005
Caterpillar Financial Services Corp.
1.35%, 09/06/16	450	453,774
2.10%, 06/09/19	150	151,658
CNH Industrial Capital LLC
3.38%, 07/15/19[c]	100	98,000
3.63%, 04/15/18	100	100,250
John Deere Capital Corp.
1.30%, 03/12/18	100	100,042
1.95%, 12/13/18	175	177,545
2.05%, 03/10/20	100	100,510
2.25%, 06/07/16	50	50,824
5.75%, 09/10/18[b]	25	28,427
Roper Technologies Inc.
2.05%, 10/01/18	300	301,332

		1,613,367
MANUFACTURING — 0.22%
3M Co.
1.00%, 06/26/17	100	100,334
Bombardier Inc.
4.75%, 04/15/19[c]	50	49,750
5.50%, 09/15/18[c]	55	55,619
Danaher Corp.
2.30%, 06/23/16	100	101,840
Eaton Corp.
1.50%, 11/02/17	75	75,344
General Electric Co.
5.25%, 12/06/17	125	137,760

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Illinois Tool Works Inc.
0.90%, 02/25/17	$50	$50,051
Polymer Group Inc.
7.75%, 02/01/19 (Call 06/01/15)	25	25,813
SPX Corp.
6.88%, 09/01/17[b]	50	54,500
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[b]	90	95,063
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	10	10,150

		756,224
MEDIA — 0.96%
21st Century Fox America Inc.
6.90%, 03/01/19	50	58,876
Cablevision Systems Corp.
7.75%, 04/15/18	75	84,187
8.00%, 04/15/20	50	57,375
CBS Corp.
1.95%, 07/01/17	100	100,927
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 06/01/15)	100	103,875
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 06/01/15)	50	52,625
Comcast Corp.
5.70%, 05/15/18	400	449,533
5.70%, 07/01/19[b]	50	57,599
6.30%, 11/15/17	50	56,273
Cox Communications Inc.
9.38%, 01/15/19[c]	50	62,351
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 06/01/15)	25	24,063
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,908
5.20%, 03/15/20	100	112,119
5.88%, 10/01/19	100	114,527
DISH DBS Corp.
4.25%, 04/01/18	100	101,790
7.88%, 09/01/19	100	112,875
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	26,344

Security	Principal (000s)	Value
Historic TW Inc.
6.88%, 06/15/18	$25	$28,864
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	100	98,875
10.00%, 01/15/18 (Call 07/15/16)	50	43,750
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[c]	200	201,750
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	25	25,625
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,950
1.65%, 09/29/17	350	350,717
Time Warner Cable Inc.
5.85%, 05/01/17	50	53,589
8.25%, 04/01/19	100	116,884
8.75%, 02/14/19	50	59,054
Time Warner Inc.
2.10%, 06/01/19	300	300,709
Viacom Inc.
2.50%, 09/01/18	50	50,858
2.75%, 12/15/19 (Call 11/11/19)	25	25,331
Walt Disney Co. (The)
1.10%, 12/01/17	75	75,070
1.35%, 08/16/16	150	151,517

		3,233,790
METAL FABRICATE & HARDWARE — 0.02%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/01/15)[b,c]	50	41,737
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[c]	25	27,063

		68,800
MINING — 0.52%
Alcoa Inc.
5.72%, 02/23/19	100	110,766
Aleris International Inc.
7.63%, 02/15/18 (Call 06/01/15)	25	25,812
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b,c]	25	23,906
Barrick Gold Corp.
6.95%, 04/01/19[b]	50	58,375
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	150	152,052

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.50%, 04/01/19	$75	$88,057
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[c]	50	46,500
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 06/01/15)[b,c]	50	51,600
8.25%, 11/01/19 (Call 11/01/15)[b,c]	75	65,437
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,875
Glencore Finance Canada Ltd.
2.70%, 10/25/17[c]	250	254,091
Novelis Inc.
8.38%, 12/15/17 (Call 06/01/15)	50	52,000
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	425	426,777
2.25%, 12/14/18 (Call 11/14/18)	100	101,243
Teck Resources Ltd.
2.50%, 02/01/18	25	24,924
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 06/01/15)	25	21,625
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	188,500

		1,741,540
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
5.75%, 09/15/17	200	216,738
Xerox Corp.
2.75%, 03/15/19[b]	50	50,849
2.95%, 03/15/17	20	20,547

		288,134
OIL & GAS — 2.46%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	83,278
8.70%, 03/15/19	50	61,393
Apache Corp.
1.75%, 04/15/17	50	50,324
BP Capital Markets PLC
1.38%, 11/06/17	350	350,707
1.38%, 05/10/18	25	24,919
1.85%, 05/05/17	25	25,338
2.24%, 05/10/19[b]	200	201,907
California Resources Corp.
5.00%, 01/15/20	25	23,625

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
1.75%, 01/15/18[b]	$250	$248,588
5.70%, 05/15/17	20	21,591
Chesapeake Energy Corp.
7.25%, 12/15/18	100	107,500
Chevron Corp.
0.89%, 06/24/16	50	50,129
1.37%, 03/02/18	25	25,104
1.72%, 06/24/18 (Call 05/24/18)	100	101,206
2.19%, 11/15/19 (Call 10/15/19)	250	254,844
Citgo Holding Inc.
10.75%, 02/15/20[d]	75	79,238
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 06/01/15)[b]	50	47,875
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,352
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	198,973
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[b,c]	25	24,500
ConocoPhillips
5.75%, 02/01/19	50	57,150
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	150	149,370
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	100,970
Energy XXI Gulf Coast Inc.
7.75%, 06/15/19 (Call 06/15/15)	25	11,859
11.00%, 03/15/20 (Call 09/15/17)[c]	50	47,750
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 06/01/15)	50	51,550
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 06/01/15)[b]	50	39,125
EQT Corp.
8.13%, 06/01/19	50	59,482
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 06/01/15)	100	96,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 06/01/15)	50	35,375
Exxon Mobil Corp.
0.92%, 03/15/17	100	100,200
1.91%, 03/06/20 (Call 02/06/20)	100	100,695

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[d]	$200	$221,900
Hess Corp.
8.13%, 02/15/19[b]	50	59,825
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	113,050
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	204,570
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	75	63,375
6.50%, 05/15/19 (Call 06/01/15)	50	43,625
8.63%, 04/15/20 (Call 06/01/15)	50	45,531
LUKOIL International Finance BV
7.25%, 11/05/19[d]	100	104,910
Marathon Oil Corp.
5.90%, 03/15/18	150	165,649
6.00%, 10/01/17	25	27,451
Nabors Industries Inc.
6.15%, 02/15/18	25	26,590
Noble Holding International Ltd.
4.00%, 03/16/18	100	102,137
Occidental Petroleum Corp.
1.75%, 02/15/17	70	70,912
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[c]	150	100,875
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	50	33,000
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (Call 01/26/17)[d]	100	78,270
Petrobras Global Finance BV
2.00%, 05/20/16	50	48,972
2.42%, 01/15/19[a]	75	69,383
3.00%, 01/15/19	150	140,011
3.25%, 03/17/17	100	98,099
3.50%, 02/06/17	40	39,451
4.88%, 03/17/20	50	48,284
5.75%, 01/20/20	75	75,026
5.88%, 03/01/18	50	51,251
6.13%, 10/06/16	75	77,020
7.88%, 03/15/19	100	108,501
Petroleos de Venezuela SA
5.25%, 04/12/17[d]	150	87,735
Series 2016
5.13%, 10/28/16	200	147,000

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/18/18	$150	$155,063
5.75%, 03/01/18	25	27,375
Petronas Capital Ltd.
5.25%, 08/12/19[b,c]	100	111,700
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 06/01/15)[b]	50	43,500
Phillips 66
2.95%, 05/01/17	270	278,967
Pride International Inc.
8.50%, 06/15/19	50	59,433
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 06/01/15)	25	6,250
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	25	19,875
Shell International Finance BV
1.13%, 08/21/17	75	75,362
2.00%, 11/15/18[b]	525	534,288
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,969
Statoil ASA
1.80%, 11/23/16	200	202,899
2.25%, 11/08/19	150	152,660
3.13%, 08/17/17	32	33,491
Suncor Energy Inc.
6.10%, 06/01/18	125	140,588
Talisman Energy Inc.
7.75%, 06/01/19	50	58,040
Total Capital International SA
1.00%, 08/12/16	200	200,857
Transocean Inc.
5.05%, 12/15/16	70	72,716
6.00%, 03/15/18	175	174,563
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[c]	50	47,000
Valero Energy Corp.
9.38%, 03/15/19	50	62,422
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	25	24,813
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)[b]	25	17,875
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	49,875

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
YPF SA
8.88%, 12/19/18[d]	$50	$52,813

		8,284,714
OIL & GAS SERVICES — 0.10%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 06/01/15)[b]	100	85,500
Cameron International Corp.
1.15%, 12/15/16	50	49,551
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	101,029
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	24,125
Weatherford International LLC
6.35%, 06/15/17	25	26,625
Weatherford International Ltd./Bermuda
9.63%, 03/01/19	50	58,250

		345,080
PACKAGING & CONTAINERS — 0.09%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[b,c]	200	204,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[c]	100	101,250

		305,250
PHARMACEUTICALS — 1.12%
Abbott Laboratories
2.00%, 03/15/20	90	90,252
AbbVie Inc.
1.75%, 11/06/17	75	75,400
2.00%, 11/06/18	150	150,330
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	315	320,781
Actavis Inc.
1.88%, 10/01/17	25	25,095
AstraZeneca PLC
5.90%, 09/15/17	600	666,002
Cardinal Health Inc.
1.70%, 03/15/18	25	25,073
Eli Lilly & Co.
1.95%, 03/15/19	25	25,290

Security	Principal (000s)	Value
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[c]	$100	$101,165
Endo Finance LLC/Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[c]	100	104,250
Express Scripts Holding Co.
2.65%, 02/15/17	25	25,589
3.13%, 05/15/16	500	511,671
Forest Laboratories Inc.
4.38%, 02/01/19[c]	50	53,394
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	202,223
Johnson & Johnson
1.13%, 11/21/17	100	100,534
1.65%, 12/05/18[b]	50	50,674
McKesson Corp.
1.29%, 03/10/17	50	50,100
1.40%, 03/15/18	100	99,538
Merck & Co. Inc.
1.30%, 05/18/18	175	175,078
1.85%, 02/10/20	100	100,231
NBTY Inc.
9.00%, 10/01/18 (Call 06/01/15)	100	104,000
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50	56,197
Pfizer Inc.
0.90%, 01/15/17	400	401,061
2.10%, 05/15/19[b]	50	50,720
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[c]	100	102,563
6.75%, 08/15/18 (Call 08/15/15)[b,c]	100	105,875

		3,773,086
PIPELINES — 0.58%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,820
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)[b]	150	139,416
Energy Transfer Partners LP
6.70%, 07/01/18	50	56,820
9.70%, 03/15/19	100	125,110
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	101,497
6.50%, 01/31/19	100	115,697

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Series L
6.30%, 09/15/17	$25	$27,759
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	200	219,802
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[c]	50	54,910
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	200	202,022
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b,c]	50	51,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	50	38,625
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	24,992
3.20%, 09/15/18 (Call 08/15/18)	25	25,537
8.63%, 03/01/19[b]	50	60,031
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	100,029
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	108,087
Rockies Express Pipeline LLC
6.85%, 07/15/18[c]	50	54,125
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	50	53,635
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b,c]	50	52,875
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,947
Williams Partners LP
5.25%, 03/15/20	125	138,318
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	75	82,126

		1,958,680
REAL ESTATE — 0.37%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	195,844
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	209,356

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	$200	$184,500
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b,c]	50	50,855
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[c]	100	100,680
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	300	297,691
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)[a,d]	200	203,882

		1,242,808
REAL ESTATE INVESTMENT TRUSTS — 0.45%
American Tower Corp.
3.40%, 02/15/19	150	154,907
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,625
3.00%, 02/06/19 (Call 01/06/19)	50	48,352
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,129
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,191
5.38%, 08/01/16	50	52,701
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	100,575
6.00%, 01/30/17	50	53,970
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	106,604
iStar Financial Inc.
5.00%, 07/01/19 (Call 07/01/16)[b]	50	49,813
Mack-Cali Realty LP
7.75%, 08/15/19	150	173,624
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	101,627
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	101,116
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	153,158
2.20%, 02/01/19 (Call 11/01/18)[b]	150	152,081

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	$50	$50,507

		1,501,980
RETAIL — 0.50%
AutoZone Inc.
1.30%, 01/13/17	25	25,078
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 06/01/15)[c]	50	44,630
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,033
1.70%, 12/15/19	350	348,618
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	102,228
5.75%, 06/01/17	9	9,853
Darden Restaurants Inc.
6.45%, 10/15/17	50	54,471
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	50	51,526
JC Penney Corp. Inc.
8.13%, 10/01/19	100	100,000
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 06/01/15)[c]	25	24,938
L Brands Inc.
6.90%, 07/15/17	100	110,125
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,353
New Academy Finance Co. LLC/New Academy Finance Corp.
8.00%, 06/15/18 (Call 06/01/15)[c,e]	50	50,375
Petco Holdings Inc.
8.50%, 10/15/17 (Call 06/01/15)[c,e]	100	103,000
Sears Holdings Corp.
6.63%, 10/15/18[b]	50	47,875
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	76,291
Target Corp.
2.30%, 06/26/19	100	102,075
5.38%, 05/01/17[b]	100	108,760
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)[b]	50	50,625

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.95%, 12/15/18	$75	$76,733
5.80%, 02/15/18	50	56,385
Walgreen Co.
1.80%, 09/15/17	25	25,248
5.25%, 01/15/19	50	55,606

		1,674,826
SAVINGS & LOANS — 0.10%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	325	337,166

		337,166
SEMICONDUCTORS — 0.36%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	87,000
Altera Corp.
2.50%, 11/15/18	100	101,992
Intel Corp.
1.35%, 12/15/17	100	100,481
1.95%, 10/01/16	25	25,417
NXP BV/NXP Funding LLC
3.75%, 06/01/18[c]	400	411,000
Texas Instruments Inc.
1.65%, 08/03/19	450	447,990
2.38%, 05/16/16	50	50,887

		1,224,767
SOFTWARE — 0.19%
BMC Software Inc.
7.25%, 06/01/18	50	48,000
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[c]	50	51,938
Microsoft Corp.
1.63%, 12/06/18	100	101,086
1.85%, 02/12/20 (Call 01/12/20)	100	100,632
Oracle Corp.
1.20%, 10/15/17	75	75,121
5.00%, 07/08/19	125	140,469
5.75%, 04/15/18	100	112,442

		629,688
TELECOMMUNICATIONS — 1.19%
AT&T Inc.
1.60%, 02/15/17	50	50,323
1.70%, 06/01/17	25	25,188
2.30%, 03/11/19[b]	225	226,414

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
2.95%, 05/15/16	$150	$152,916
5.50%, 02/01/18	325	357,252
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[b,c]	50	50,250
British Telecommunications PLC
1.63%, 06/28/16	200	201,290
CenturyLink Inc.
6.15%, 09/15/19	50	54,125
Cisco Systems Inc.
1.10%, 03/03/17	250	251,306
4.95%, 02/15/19	100	111,917
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	115,812
Embarq Corp.
7.08%, 06/01/16	25	26,406
Frontier Communications Corp.
7.13%, 03/15/19	25	27,250
8.25%, 04/15/17[b]	50	55,250
8.50%, 04/15/20	50	55,375
Harris Corp.
2.00%, 04/27/18	25	25,119
Hughes Satellite Systems Corp.
6.50%, 06/15/19	100	109,750
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 06/01/15)	50	51,813
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 05/28/15)	50	52,550
Orange SA
5.38%, 07/08/19	50	56,551
Rogers Communications Inc.
6.80%, 08/15/18	25	28,787
SoftBank Corp.
4.50%, 04/15/20[c]	200	204,750
Sprint Capital Corp.
6.90%, 05/01/19	75	77,237
Sprint Communications Inc.
8.38%, 08/15/17	100	109,250
9.00%, 11/15/18[c]	150	170,672
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	100	103,500
6.46%, 04/28/19 (Call 05/11/15)	50	51,625

Security	Principal (000s)	Value
Telecom Italia Capital SA
7.00%, 06/04/18	$50	$55,750
7.18%, 06/18/19	50	57,500
Telefonica Emisiones SAU
6.22%, 07/03/17	75	82,515
Verizon Communications Inc.
1.35%, 06/09/17	150	150,052
2.63%, 02/21/20	200	202,125
3.65%, 09/14/18	125	132,463
6.35%, 04/01/19	100	115,615
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.13%, 04/30/18[d]	100	105,600
Vodafone Group PLC
1.25%, 09/26/17	45	44,774
1.50%, 02/19/18	200	199,644
Windstream Corp.
7.88%, 11/01/17[b]	50	54,000

		4,002,716
TRANSPORTATION — 0.30%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	111,918
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	119,459
CSX Corp.
6.25%, 03/15/18	100	113,197
FedEx Corp.
2.30%, 02/01/20	100	100,630
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[c]	50	49,750
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
8.13%, 02/15/19 (Call 06/01/15)	25	21,375
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[d]	100	100,075
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,773
2.50%, 03/01/17 (Call 02/01/17)	120	122,498
United Parcel Service Inc.
5.50%, 01/15/18	100	111,454
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[c]	100	106,250

		1,007,379

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.09%
GATX Corp.
2.50%, 03/15/19	$50	$50,332
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[c]	250	260,584

		310,916

TOTAL CORPORATE BONDS & NOTES
(Cost: $108,698,180)		108,795,005

FOREIGN GOVERNMENT OBLIGATIONS[g] — 7.10%

ARGENTINA — 0.01%
Argentine Republic Government International Bond
8.75%, 06/02/17	25	24,375

		24,375
BRAZIL — 0.16%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	202,000
Brazilian Government International Bond
5.88%, 01/15/19	200	224,000
8.00%, 01/15/18	100	108,150

		534,150
CANADA — 0.70%
Canada Government International Bond
0.88%, 02/14/17	35	35,172
1.63%, 02/27/19	150	152,185
Export Development Canada
0.75%, 12/15/17[b]	375	373,239
Province of Alberta Canada
1.00%, 06/21/17[c]	150	150,475
Province of British Columbia Canada
1.20%, 04/25/17	25	25,231
Province of Manitoba Canada
1.75%, 05/30/19	150	151,728
4.90%, 12/06/16	50	53,310
Province of Ontario Canada
1.00%, 07/22/16	500	502,751
1.20%, 02/14/18[b]	35	35,074
1.65%, 09/27/19	350	350,978
2.00%, 01/30/19	50	51,093

Security	Principal (000s)	Value
Province of Quebec Canada
5.13%, 11/14/16	$432	$461,172

		2,342,408
CAYMAN ISLANDS — 0.06%
IPIC GMTN Ltd.
3.75%, 03/01/17[c]	200	208,000

		208,000
COLOMBIA — 0.07%
Colombia Government International Bond
7.38%, 01/27/17[b]	200	220,500

		220,500
DENMARK — 0.03%
Kommunekredit
1.13%, 03/15/18[d]	100	99,941

		99,941
FINLAND — 0.12%
Finland Government International Bond
1.75%, 09/10/19[c]	200	202,526
Municipality Finance PLC
1.13%, 04/17/18[c]	200	199,755

		402,281
FRANCE — 0.21%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18[c]	200	200,625
2.13%, 04/12/17[b,c]	500	512,385

		713,010
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	202,643

		202,643
HUNGARY — 0.09%
Hungary Government International Bond
4.00%, 03/25/19	300	313,125

		313,125
INDONESIA — 0.11%
Indonesia Government International Bond
11.63%, 03/04/19[d]	100	133,250

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	$200	$225,524

		358,774
ISRAEL — 0.03%
Israel Government International Bond
5.13%, 03/26/19	100	113,250

		113,250
ITALY — 0.21%
Italy Government International Bond
5.25%, 09/20/16	500	528,863
5.38%, 06/12/17	150	162,876

		691,739
JAPAN — 0.55%
Development Bank of Japan Inc.
5.13%, 02/01/17	500	537,111
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	200	202,635
2.50%, 05/18/16	1,100	1,121,517

		1,861,263
JERSEY — 0.06%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[d]	200	203,000

		203,000
LEBANON — 0.13%
Lebanon Government International Bond
5.50%, 04/23/19	100	101,270
9.00%, 03/20/17	300	324,270

		425,540
MEXICO — 0.12%
Mexico Government International Bond
5.13%, 01/15/20	200	224,000
5.63%, 01/15/17[b]	100	107,450
11.38%, 09/15/16[b]	50	57,375

		388,825
NETHERLANDS — 0.06%
Netherlands Government Bond
1.00%, 02/24/17[c]	200	200,841

		200,841

Security	Principal (000s)	Value
NORWAY — 0.12%
Kommunalbanken AS
1.38%, 06/08/17[c]	$200	$201,990
2.13%, 03/15/19[c]	200	205,617

		407,607
PAKISTAN — 0.06%
Pakistan Government International Bond
6.75%, 12/03/19[d]	200	205,972

		205,972
PHILIPPINES — 0.08%
Philippine Government International Bond
8.38%, 06/17/19	100	125,375
9.38%, 01/18/17	125	141,250

		266,625
POLAND — 0.07%
Poland Government International Bond
6.38%, 07/15/19	200	234,738

		234,738
QATAR — 0.09%
Qatar Government International Bond
5.25%, 01/20/20[c]	100	113,500
SoQ Sukuk A Q.S.C
2.10%, 01/18/18[d]	200	204,700

		318,200
RUSSIA — 0.20%
Russian Foreign Bond - Eurobond
3.50%, 01/16/19[d]	200	195,900
11.00%, 07/24/18[d]	400	488,468

		684,368
SERBIA — 0.06%
Republic of Serbia
4.88%, 02/25/20[d]	200	205,000

		205,000
SOUTH AFRICA — 0.09%
South Africa Government International Bond
6.88%, 05/27/19	250	286,875

		286,875

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
2.88%, 09/17/18	$200	$206,542
Republic of Korea
7.13%, 04/16/19	100	120,382

		326,924
SRI LANKA — 0.06%
Sri Lanka Government International Bond
6.00%, 01/14/19[d]	200	206,500

		206,500
SUPRANATIONAL — 2.69%
African Development Bank
1.13%, 03/15/17[b]	250	252,026
Asian Development Bank
0.50%, 06/20/16	200	200,041
1.13%, 03/15/17	85	85,719
1.50%, 09/28/18	350	354,041
1.88%, 04/12/19	250	255,571
Council of Europe Development Bank
1.13%, 05/31/18	100	100,083
1.25%, 09/22/16	50	50,472
1.50%, 06/19/17	32	32,462
1.75%, 11/14/19	350	353,909
European Bank for Reconstruction & Development
0.75%, 09/01/17	250	249,298
1.63%, 11/15/18	100	101,316
1.75%, 06/14/19	350	355,260
European Investment Bank
0.50%, 08/15/16[b]	1,325	1,324,505
1.00%, 12/15/17	320	320,721
1.00%, 03/15/18	100	99,965
1.00%, 06/15/18	725	722,955
1.13%, 09/15/17	150	150,989
1.63%, 06/15/17	70	71,263
1.63%, 03/16/20	500	502,009
1.75%, 06/17/19	100	101,526
Inter-American Development Bank
0.88%, 11/15/16	300	301,404
1.38%, 10/18/16	650	657,889
1.75%, 10/15/19	100	101,227
4.25%, 09/10/18	75	82,580

Security	Principal (000s)	Value
International Bank for Reconstruction & Development
0.75%, 12/15/16	$700	$702,053
0.88%, 04/17/17	250	250,963
1.88%, 03/15/19	475	485,749
International Finance Corp.
0.50%, 05/16/16	150	150,090
0.63%, 12/21/17	40	39,681
1.75%, 09/16/19[b]	400	405,329
Nordic Investment Bank
1.13%, 03/19/18	200	200,720

		9,061,816
SWEDEN — 0.33%
Kommuninvest I Sverige AB
1.63%, 02/13/17[d]	250	253,840
Svensk Exportkredit AB
1.13%, 04/05/18	200	199,900
1.75%, 05/30/17	50	50,924
Sweden Government International Bond
1.00%, 02/27/18[b,c]	600	599,521

		1,104,185
TURKEY — 0.24%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	600	596,964
Turkey Government International Bond
7.00%, 09/26/16	100	107,471
7.00%, 03/11/19	100	113,073

		817,508
UKRAINE — 0.04%
Financing of Infrastrucural Projects State Enterprise
9.00%, 12/07/17[d]	200	90,000
Ukraine Government International Bond
6.75%, 11/14/17[d]	100	46,500

		136,500
UNITED KINGDOM — 0.07%
Bank of England Euro Note
1.25%, 03/16/18[c]	250	251,352

		251,352

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
VENEZUELA — 0.02%
Venezuela Government International Bond
7.00%, 12/01/18[d]	$100	$49,500
7.75%, 10/13/19[d]	75	34,688

		84,188

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $23,911,147)		23,902,023

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.28%

MORTGAGE-BACKED SECURITIES — 6.92%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,954	2,005,094
2.50%, 05/01/30[h]	1,230	1,260,558
3.00%, 05/01/29	871	912,435
3.00%, 05/01/30[h]	930	973,012
3.50%, 05/01/30[h]	1,030	1,094,053
4.00%, 05/01/30[h]	700	738,719
4.50%, 05/01/30[h]	380	397,219
Federal National Mortgage Association
2.50%, 03/01/30	332	340,989
2.50%, 05/01/30[h]	3,873	3,970,430
3.00%, 10/01/27	213	223,647
3.00%, 05/01/30[h]	4,079	4,267,016
3.50%, 05/01/30[h]	3,700	3,927,781
4.00%, 05/01/30[h]	1,425	1,502,930
4.50%, 05/01/30[h]	805	839,967
5.00%, 05/01/30[h]	425	446,250
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	100	102,899
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	55	57,207
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	50	55,105
Series K020, Class A2
2.37%, 05/25/22	100	100,860
Series K038, Class A1
2.60%, 10/25/23	96	98,920

		23,315,091

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.23%
Federal Home Loan Banks
0.38%, 02/19/16	$1,000	$1,000,888
0.38%, 06/24/16[b]	600	599,641
0.50%, 11/20/15	300	300,559
0.63%, 12/28/16	300	300,473
1.00%, 06/21/17	175	176,187
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	1,550	1,551,752
0.88%, 10/14/16	1,115	1,120,439
0.88%, 03/07/18	3,600	3,592,853
1.00%, 06/29/17	100	100,629
1.00%, 09/29/17	100	100,450
Federal National Mortgage Association
0.38%, 07/05/16	600	599,547
0.50%, 05/27/15	900	900,086
0.50%, 09/28/15	300	300,491
0.63%, 08/26/16	200	200,355
0.88%, 02/08/18	250	249,591
0.88%, 05/21/18[b]	370	368,369
1.63%, 01/21/20[b]	1,100	1,105,078
1.75%, 06/20/19[b]	1,400	1,421,492
1.75%, 09/12/19	1,300	1,316,866
1.88%, 09/18/18	300	307,506
1.88%, 02/19/19	300	306,722
2.50%, 07/01/28	2,378	2,442,924
2.59%, 04/01/44[a]	750	784,542
3.00%, 10/01/28	883	930,020
3.00%, 11/01/28	854	899,641

		20,977,101
U.S. GOVERNMENT OBLIGATIONS — 44.13%
U.S. Treasury Note/Bond
0.25%, 09/15/15	500	500,340
0.38%, 06/30/15	600	600,282
0.38%, 11/15/15	450	450,594
0.38%, 01/15/16[b]	1,750	1,752,450
0.38%, 02/15/16[b]	2,900	2,903,973
0.38%, 03/15/16	400	400,500
0.38%, 05/31/16	2,300	2,302,070
0.50%, 06/15/16	1,000	1,002,060
0.50%, 06/30/16	4,400	4,408,888
0.50%, 11/30/16	7,500	7,503,300
0.50%, 07/31/17[b]	500	497,865

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
0.63%, 07/15/16[b]	$500	$501,600
0.63%, 08/15/16	1,520	1,524,606
0.63%, 10/15/16	500	501,360
0.63%, 11/15/16	3,000	3,007,320
0.63%, 12/15/16	1,100	1,102,365
0.63%, 08/31/17	2,000	1,995,160
0.63%, 09/30/17	1,000	996,950
0.63%, 04/30/18	150	148,647
0.75%, 01/15/17[b]	1,050	1,054,137
0.75%, 06/30/17	800	801,576
0.75%, 10/31/17	100	99,930
0.75%, 12/31/17[b]	6,000	5,987,340
0.75%, 02/28/18	1,810	1,803,176
0.75%, 03/31/18[b]	225	223,970
0.88%, 09/15/16	1,300	1,308,138
0.88%, 11/30/16	700	704,354
0.88%, 12/31/16	500	503,200
0.88%, 05/15/17[b]	270	271,442
0.88%, 06/15/17	2,900	2,914,094
0.88%, 07/31/19	700	687,673
1.00%, 09/30/16[b]	500	504,130
1.00%, 10/31/16	1,900	1,915,694
1.00%, 12/15/17	5,200	5,224,076
1.00%, 03/15/18	5,000	5,014,650
1.00%, 05/31/18[b]	300	300,306
1.00%, 06/30/19	1,500	1,482,900
1.00%, 08/31/19	1,000	986,160
1.00%, 09/30/19	1,600	1,576,128
1.00%, 11/30/19	1,200	1,179,636
1.13%, 12/31/19[b]	1,500	1,481,295
1.13%, 03/31/20	1,100	1,083,522
1.25%, 10/31/18	520	522,699
1.25%, 11/30/18	2,000	2,009,020
1.25%, 10/31/19[b]	600	597,216
1.25%, 02/29/20	1,500	1,487,415
1.38%, 06/30/18	1,920	1,942,771
1.38%, 07/31/18	500	505,640
1.38%, 11/30/18	800	807,216
1.38%, 12/31/18	500	504,025
1.38%, 02/28/19	730	734,803
1.38%, 01/31/20[b]	1,500	1,497,915
1.38%, 02/29/20	1,800	1,795,842
1.38%, 03/31/20[b]	3,200	3,190,272
1.50%, 06/30/16[b]	500	506,730
1.50%, 08/31/18[b]	1,180	1,197,322

Security	Principal (000s)	Value
1.50%, 12/31/18[b]	$500	$506,290
1.50%, 01/31/19	1,000	1,012,050
1.50%, 02/28/19[b]	600	606,906
1.50%, 05/31/19	500	504,680
1.50%, 11/30/19	3,800	3,821,508
1.63%, 04/30/19[b]	90	91,337
1.63%, 06/30/19	1,000	1,013,800
1.63%, 07/31/19	1,250	1,266,438
1.63%, 12/31/19	800	808,192
1.75%, 09/30/19	2,000	2,034,460
1.88%, 10/31/17	700	719,152
2.25%, 11/30/17	400	414,884
2.25%, 07/31/18	750	779,663
2.38%, 07/31/17[b]	1,400	1,452,850
2.38%, 06/30/18[b]	2,050	2,138,191
2.75%, 05/31/17[b]	750	782,985
2.75%, 12/31/17[b]	4,100	4,308,239
3.00%, 02/28/17[b]	150	156,695
3.13%, 04/30/17[b]	1,000	1,050,010
3.13%, 05/15/19	130	139,581
3.25%, 06/30/16[b]	300	310,206
3.25%, 07/31/16	1,000	1,035,810
3.25%, 12/31/16	17,000	17,774,180
3.25%, 03/31/17	150	157,632
3.38%, 11/15/19	1,200	1,305,732
3.63%, 08/15/19	1,000	1,096,560
3.63%, 02/15/20	1,800	1,984,716
4.25%, 11/15/17	2,000	2,175,000
4.63%, 02/15/17[b]	2,800	3,004,120
4.88%, 08/15/16	1,430	1,512,711
8.75%, 05/15/17	150	174,747
8.88%, 08/15/17[b]	6,500	7,711,080
9.13%, 05/15/18	250	311,763

		148,668,911

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $192,013,840)		192,961,103

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 22.91%

MONEY MARKET FUNDS — 22.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[f,i,j]	48,585	$48,585,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[f,i,j]	6,973	6,972,904
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,i]	21,636	21,636,374

		77,194,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,194,351)		77,194,351

TOTAL INVESTMENTS IN SECURITIES — 121.80%
(Cost: $409,298,285)		$410,322,449
Other Assets, Less Liabilities — (21.80)%		(73,445,817)

NET ASSETS — 100.00%		$336,876,632

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
i	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.26%
CarMax Auto Owner Trust
Series 2014-3, Class A3
1.16%, 06/17/19 (Call 12/15/17)	$510	$510,987
Citibank Credit Card Issuance Trust
Series 2014-A8, Class A8
1.73%, 04/09/20	500	504,593

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,016,596)		1,015,580

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.37%

MORTGAGE-BACKED SECURITIES — 1.37%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4
5.49%, 02/10/51	855	911,522
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 09/11/41	91	94,400
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A3
5.38%, 02/15/40	1,016	1,069,228
Series 2007-C3, Class A4
5.89%, 06/15/39[a]	919	973,934
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,097,198
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class A4
5.40%, 05/15/45	90	93,810
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	75	82,065
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 05/15/46	500	512,318

Security	Principal (000s)	Value
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	$100	$101,937
Series 2014-C21, Class A2
2.92%, 08/15/47	425	440,993

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,400,962)		5,377,405

CORPORATE BONDS & NOTES — 33.59%

ADVERTISING — 0.03%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	50	52,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.88%, 03/15/25 (Call 09/15/19)	50	53,375

		105,875
AEROSPACE & DEFENSE — 0.35%
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	100	104,466
Boeing Co. (The)
5.88%, 02/15/40	100	130,889
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b,c]	50	50,375
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[c]	50	44,500
Lockheed Martin Corp.
3.35%, 09/15/21	275	290,527
Northrop Grumman Corp.
3.25%, 08/01/23	25	25,553
4.75%, 06/01/43	100	108,737
Raytheon Co.
3.13%, 10/15/20	175	183,193
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	100	100,625
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	50	49,500
United Technologies Corp.
3.10%, 06/01/22	50	51,622
4.50%, 06/01/42	200	211,785

		1,351,772

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
AGRICULTURE — 0.32%
Altria Group Inc.
4.75%, 05/05/21	$200	$222,735
5.38%, 01/31/44	100	111,492
Cargill Inc.
4.31%, 05/14/21[b]	200	221,244
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	255,784
Philip Morris International Inc.
4.25%, 11/10/44	200	201,815
5.65%, 05/16/18	225	253,126

		1,266,196
AIRLINES — 0.10%
Air Canada
7.75%, 04/15/21[b]	50	53,750
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[b]	75	75,938
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	198,737
American Airlines Group Inc.
5.50%, 10/01/19[b]	50	51,625
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	24	25,364

		405,414
APPAREL — 0.01%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	50	54,688

		54,688
AUTO MANUFACTURERS — 0.51%
American Honda Finance Corp.
2.13%, 10/10/18	200	203,806
Daimler Finance North America LLC
2.63%, 09/15/16[b]	150	153,352
3.25%, 08/01/24[b]	150	154,767
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	220,750
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[b]	320	322,080
Ford Motor Co.
4.75%, 01/15/43	100	104,808
7.45%, 07/16/31	25	33,607

Security	Principal (000s)	Value
General Motors Co.
5.20%, 04/01/45	$100	$105,806
Hyundai Capital America
2.60%, 03/19/20[b]	100	101,315
Navistar International Corp.
8.25%, 11/01/21 (Call 06/01/15)	50	49,438
Toyota Motor Credit Corp.
2.10%, 01/17/19	350	355,400
Volkswagen International Finance NV
2.38%, 03/22/17[b]	200	204,295

		2,009,424
AUTO PARTS & EQUIPMENT — 0.18%
Accuride Corp.
9.50%, 08/01/18 (Call 06/01/15)	50	51,875
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	30,443
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	50	52,000
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	40	43,800
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	150	154,731
Schaeffler Finance BV
4.75%, 05/15/23 (Call 05/15/18)[b]	200	204,500
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	149,719

		687,068
BANKS — 7.19%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	25	25,028
4.00%, 03/13/24	200	211,700
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	204,250
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	278,254
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	211,120
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	205,500
Banco do Brasil SA/Cayman
5.88%, 01/26/22[c,d]	200	201,440

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Banco Votorantim SA
7.38%, 01/21/20[d]	$100	$107,000
Bancolombia SA
5.13%, 09/11/22[c]	500	510,250
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	206,525
Bank Nederlandse Gemeenten NV
0.88%, 02/21/17[b]	450	450,573
Bank of America Corp.
3.88%, 03/22/17	1,025	1,070,556
4.00%, 04/01/24	50	52,386
4.00%, 01/22/25	250	247,695
4.88%, 04/01/44	225	245,654
5.75%, 08/15/16	300	316,156
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	205,847
Bank of East Asia Ltd. (The)
2.38%, 04/24/17[d]	200	202,366
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	203,907
2.50%, 01/11/17	25	25,636
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19)	250	253,255
3.65%, 02/04/24 (Call 01/05/24)	25	26,438
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	275	275,563
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[b]	400	398,825
Barclays Bank PLC
5.13%, 01/08/20	200	226,486
6.05%, 12/04/17[b,c]	100	109,610
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	226,667
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	167,250
BNP Paribas SA
1.38%, 03/17/17	350	350,529
7.20%, 12/31/49 (Call 06/25/37)[a,b,c]	100	120,250
BPCE SA
2.50%, 07/15/19	300	305,297
Caixa Economica Federal
4.50%, 10/03/18[d]	150	151,125

Security	Principal (000s)	Value
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	$55	$53,888
6.15%, 09/01/16	25	26,575
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	300	300,737
CIT Group Inc.
3.88%, 02/19/19	150	148,688
5.00%, 08/15/22	50	51,500
5.25%, 03/15/18	100	103,650
Citigroup Inc.
1.35%, 03/10/17	50	49,942
1.70%, 07/25/16	225	226,612
1.70%, 04/27/18	200	199,392
2.40%, 02/18/20	300	299,870
3.88%, 03/26/25	100	98,779
4.00%, 08/05/24	250	254,539
5.30%, 05/06/44	200	216,030
6.00%, 10/31/33	25	28,831
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	252,412
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	400	426,963
Credit Agricole SA
8.38%, 10/29/49 (Call 10/13/19)[a,b]	100	118,175
Credit Suisse/New York NY
1.70%, 04/27/18	250	249,674
3.63%, 09/09/24	250	255,568
Deutsche Bank AG/London
2.50%, 02/13/19[c]	300	304,018
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	25	26,486
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	200	199,962
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	250	260,867
4.80%, 07/08/44 (Call 01/08/44)	250	265,512
6.25%, 09/01/17	800	883,037
6.25%, 02/01/41	25	31,423
HSBC Holdings PLC
5.10%, 04/05/21	375	425,323
5.25%, 03/14/44	250	276,832

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	$200	$205,384
Industrial & Commercial Bank of China Ltd/Singapore
2.50%, 11/21/17[d]	200	202,579
ING Bank NV
2.50%, 10/01/19[b,c]	250	253,734
Itau Unibanco Holding SA/Cayman Island
6.20%, 12/21/21[c,d]	200	216,000
JPMorgan Chase & Co.
1.35%, 02/15/17	825	826,989
2.25%, 01/23/20 (Call 12/23/19)	150	149,535
3.25%, 09/23/22	200	202,687
6.40%, 05/15/38	325	423,242
KfW
0.63%, 12/15/16	1,125	1,125,867
1.88%, 04/01/19	50	51,106
2.13%, 01/17/23	875	884,202
Korea Development Bank (The)
3.00%, 09/14/22	200	203,909
3.88%, 05/04/17	200	209,198
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 06/01/16[d]	200	199,936
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	225	229,357
2.38%, 03/24/21[d]	220	226,910
Lloyds Banking Group PLC
4.50%, 11/04/24	200	204,421
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	300	304,148
5.00%, 02/22/17[b]	50	53,231
Mizuho Bank Ltd.
3.60%, 09/25/24[b]	200	205,525
Morgan Stanley
4.30%, 01/27/45	100	98,736
4.75%, 03/22/17	550	583,600
4.88%, 11/01/22	400	431,478
7.25%, 04/01/32	125	170,167
Nordea Bank AB
1.63%, 05/15/18[b]	400	400,014
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	25	25,409
2.38%, 10/01/21	100	102,931

Security	Principal (000s)	Value
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[e]	$500	$504,938
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[e,f]	25	24,897
Royal Bank of Canada
2.30%, 07/20/16	300	305,400
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	50	54,762
7.65%, 12/31/49 (Call 09/30/31)[a]	40	51,000
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	25	29,578
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[d]	200	191,214
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	166,000
Societe Generale SA
2.75%, 10/12/17	250	256,975
Standard Chartered PLC
3.95%, 01/11/23[b,c]	300	298,351
State Bank of India/London
3.62%, 04/17/19[d]	200	207,071
State Street Corp.
1.35%, 05/15/18	25	24,952
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	497,815
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	301,763
2.25%, 11/05/19	25	25,269
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	201,008
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[d]	200	197,080
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	325	328,537
UBS AG/Stamford CT
2.38%, 08/14/19	250	252,398
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	180,500
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	198,250

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Wells Fargo & Co.
2.63%, 12/15/16	$550	$564,226
3.30%, 09/09/24	550	560,413
5.61%, 01/15/44	225	262,206
Westpac Banking Corp.
1.60%, 01/12/18	200	200,341
2.00%, 08/14/17	50	50,714
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	201,750

		28,156,126
BEVERAGES — 0.54%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	300	301,508
3.70%, 02/01/24[c]	150	157,252
4.63%, 02/01/44	200	216,344
Coca-Cola Co. (The)
1.65%, 11/01/18	200	202,629
3.20%, 11/01/23	100	103,811
Constellation Brands Inc.
4.25%, 05/01/23	100	102,875
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	52,375
Diageo Capital PLC
1.13%, 04/29/18	50	49,547
2.63%, 04/29/23 (Call 01/29/23)	200	196,868
PepsiCo Inc.
2.50%, 05/10/16	300	305,093
3.60%, 03/01/24 (Call 12/01/23)	50	52,934
5.50%, 01/15/40	125	149,911
SABMiller Holdings Inc.
3.75%, 01/15/22[b]	200	210,821

		2,101,968
BIOTECHNOLOGY — 0.21%
Amgen Inc.
1.25%, 05/22/17	250	249,984
3.13%, 05/01/25 (Call 02/01/25)	50	49,363
3.63%, 05/15/22 (Call 02/15/22)	50	52,235
5.38%, 05/15/43 (Call 11/15/42)	150	168,145
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	75	77,776
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	225	233,369

		830,872

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.17%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/01/15)	$25	$21,250
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	50	51,250
Cemex SAB de CV
6.50%, 12/10/19 (Call 12/10/17)[d]	200	214,500
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	50	50,500
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/19[b]	150	172,615
USG Corp.
9.75%, 01/15/18	50	57,875
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	101,500

		669,490
CHEMICALS — 0.60%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	108,238
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	25	25,625
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	200,440
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	54,875
CF Industries Inc.
3.45%, 06/01/23	25	25,095
6.88%, 05/01/18	100	113,766
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	300	301,464
4.38%, 11/15/42 (Call 05/15/42)	25	24,408
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	200	205,932
EI du Pont de Nemours & Co.
4.15%, 02/15/43[c]	50	50,194
6.00%, 07/15/18	125	142,053
Evolution Escrow Issuer LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	50,625
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)	50	46,750
8.88%, 02/01/18 (Call 06/01/15)	50	44,563
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[b]	50	50,531

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/06/15)[b]	$100	$105,680
LYB International Finance BV
4.00%, 07/15/23	225	237,969
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	200	208,554
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	99,104
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	245,229

		2,341,095
COAL — 0.03%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 06/01/15)	25	23,188
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	45,875
Peabody Energy Corp.
6.50%, 09/15/20[c]	100	62,000

		131,063
COMMERCIAL SERVICES — 0.36%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	50	51,125
ADT Corp. (The)
3.50%, 07/15/22	100	94,250
6.25%, 10/15/21[c]	25	26,875
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[c]	50	49,875
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	25	25,219
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	50	52,687
DP World Ltd.
6.85%, 07/02/37[b]	100	112,351
ERAC USA Finance LLC
6.38%, 10/15/17[b]	50	55,780
7.00%, 10/15/37[b]	100	131,003
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	25	25,375
Hertz Corp. (The)
6.75%, 04/15/19 (Call 06/01/15)	100	103,479
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	51,752

Security	Principal (000s)	Value
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[b]	$50	$48,750
Leidos Inc.
5.50%, 07/01/33	50	47,675
Massachusetts Institute of Technology
4.68%, 07/01/14	100	108,754
MasterCard Inc.
2.00%, 04/01/19	100	100,983
RR Donnelley & Sons Co.
7.88%, 03/15/21[c]	100	114,750
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	100	106,000
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)	50	52,875
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	51,375

		1,410,933
COMPUTERS — 0.43%
Apple Inc.
2.10%, 05/06/19	250	254,359
2.50%, 02/09/25	100	96,240
3.45%, 02/09/45	130	116,654
3.85%, 05/04/43	25	24,102
Dell Inc.
5.88%, 06/15/19	100	109,937
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)	100	102,987
Hewlett-Packard Co.
2.75%, 01/14/19	150	153,512
6.00%, 09/15/41	100	109,483
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	50	50,000
International Business Machines Corp.
1.63%, 05/15/20	400	394,942
4.00%, 06/20/42	100	95,300
8.38%, 11/01/19	25	31,963
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	40	39,500
Seagate HDD Cayman
4.75%, 06/01/23	100	104,463

		1,683,442

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)
iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.12%
Avon Products Inc.
5.75%, 03/15/23	$25	$22,625
Colgate-Palmolive Co.
0.90%, 05/01/18	150	148,088
Procter & Gamble Co. (The)
1.45%, 08/15/16	100	100,969
4.70%, 02/15/19	50	55,696
5.55%, 03/05/37	100	128,498

		455,876
DISTRIBUTION & WHOLESALE — 0.04%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	50	53,625
11.50%, 07/15/20 (Call 10/15/16)	100	117,000

		170,625
DIVERSIFIED FINANCIAL SERVICES — 1.61%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[b]	150	157,875
Aircastle Ltd.
5.13%, 03/15/21	40	41,948
Ally Financial Inc.
3.25%, 02/13/18	50	49,937
3.75%, 11/18/19	100	99,460
4.13%, 02/13/22	50	49,000
5.50%, 02/15/17	50	52,250
8.00%, 11/01/31	40	50,200
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	200	202,566
American Express Credit Corp.
1.13%, 06/05/17	300	299,764
1.30%, 07/29/16	50	50,270
Ameriprise Financial Inc.
3.70%, 10/15/24	200	210,180
Blackstone Holdings Finance Co LLC
4.45%, 07/15/45[b]	75	73,393
CME Group Inc./IL
3.00%, 09/15/22	125	128,372
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	200	204,000
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	50	40,000

Security	Principal (000s)	Value
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	$200	$202,090
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	435,269
6.63%, 08/15/17	200	221,713
Franklin Resources Inc.
2.85%, 03/30/25	100	99,014
General Electric Capital Corp.
1.50%, 07/12/16	25	25,234
2.30%, 01/14/19	50	51,182
3.45%, 05/15/24 (Call 02/13/24)	350	369,417
6.88%, 01/10/39	125	180,514
Series A
5.55%, 05/04/20	700	815,353
General Motors Financial Co. Inc.
4.38%, 09/25/21	150	159,357
4.75%, 08/15/17	50	52,749
HSBC Finance Corp.
6.68%, 01/15/21	250	294,844
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)	100	105,145
International Lease Finance Corp.
8.75%, 03/15/17	100	111,110
Invesco Finance PLC
4.00%, 01/30/24	200	212,975
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b]	200	196,650
Jefferies Group LLC
5.13%, 04/13/18	275	290,460
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	150	149,874
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	50	48,750
Navient Corp.
5.63%, 08/01/33	50	40,750
6.13%, 03/25/24	50	48,562
8.45%, 06/15/18	50	55,785
Nomura Holdings Inc.
2.75%, 03/19/19	50	50,982
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[b]	100	92,750

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[b]	$50	$52,935
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	134,750
Springleaf Finance Corp.
6.90%, 12/15/17	100	106,250

		6,313,679
ELECTRIC — 2.21%
Abu Dhabi National Energy Co. PJSC
6.25%, 09/16/19[b]	100	116,452
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	100	111,281
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	125	126,592
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	275	275,991
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	225	260,591
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	100	100,505
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	200	219,546
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	197,202
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	215,400
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,419
3.70%, 03/01/45 (Call 09/01/44)	100	97,591
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	102,794
4.45%, 03/15/44 (Call 09/15/43)	125	133,250
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	202,221
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	125	135,483
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	245,150

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	$225	$232,303
Duke Energy Corp.
1.63%, 08/15/17	25	25,237
2.10%, 06/15/18 (Call 05/15/18)	400	407,164
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	150	159,750
EDP Finance BV
4.90%, 10/01/19[b]	100	106,347
Electricite de France SA
4.88%, 01/22/44[b]	100	108,716
6.50%, 01/26/19[b]	175	203,861
Enel Finance International NV
6.00%, 10/07/39[b]	150	175,942
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	207,016
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	20	20,295
Florida Power & Light Co.
5.95%, 02/01/38	225	298,799
GDF Suez
1.63%, 10/10/17[b]	250	251,941
GenOn Energy Inc.
9.50%, 10/15/18	50	51,875
Georgia Power Co.
4.30%, 03/15/42	100	104,469
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	216,250
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	450	459,858
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	20	21,744
5.65%, 02/01/45 (Call 08/01/44)	50	60,543
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)	50	51,125
7.63%, 01/15/18	100	110,750
7.88%, 05/15/21 (Call 05/15/16)	40	42,736
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	200	239,870
Pacific Gas & Electric Co.
6.05%, 03/01/34	325	414,745
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	217,000

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$50	$52,210
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,614
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	46,760
PPL WEM Holdings Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	250	284,636
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	300	306,215
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	40	39,300
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	200	225,885
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	201,140
Southern Power Co.
5.15%, 09/15/41	25	27,924
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	200,899
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	125	136,347
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	300	329,920

		8,655,654
ELECTRONICS — 0.14%
Honeywell International Inc.
4.25%, 03/01/21	200	222,799
Koninklijke Philips NV
3.75%, 03/15/22	100	104,653
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	50,014
4.50%, 03/01/21	150	163,722

		541,188
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	125	126,427
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	50	51,750

		178,177

Security	Principal (000s)	Value
ENTERTAINMENT — 0.10%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	$50	$54,375
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	50,560
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	50	50,875
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 06/01/15)	50	52,875
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	51,375
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)[b]	100	92,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b]	50	47,500

		400,310
ENVIRONMENTAL CONTROL — 0.15%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 06/01/15)	50	51,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	51,000
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	50	51,750
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	150	150,056
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	50	46,375
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	200	220,781
4.75%, 06/30/20	25	27,851

		598,813
FOOD — 0.62%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[b,c]	50	54,500
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	100,862
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	169	165,076
ESAL GmbH
6.25%, 02/05/23 (Call 02/05/18)[d]	200	197,940

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
General Mills Inc.
2.20%, 10/21/19	$200	$201,367
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[b]	100	109,200
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	50	52,750
JM Smucker Co. (The)
3.50%, 03/15/25[b]	80	80,829
Kellogg Co.
4.00%, 12/15/20	100	107,606
Kraft Foods Group Inc.
5.00%, 06/04/42	25	26,879
5.38%, 02/10/20	200	225,345
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	200	211,057
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	250	267,753
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b,c]	35	35,875
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	51,875
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/01/16)[b]	50	52,500
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[c]	50	51,688
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	100	102,653
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	100	108,080
Unilever Capital Corp.
2.20%, 03/06/19	200	203,863

		2,407,698
FOREST PRODUCTS & PAPER — 0.06%
Clearwater Paper Corp.
5.38%, 02/01/25[b]	50	50,875
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	100	98,972
7.50%, 08/15/21	25	31,176
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 06/01/15)	50	43,750

		224,773

Security	Principal (000s)	Value
GAS — 0.17%
Boston Gas Co.
4.49%, 02/15/42[b]	$100	$109,683
Korea Gas Corp.
3.88%, 02/12/24[d]	200	216,009
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 10/15/16)	50	52,625
Sabine Pass LNG LP
7.50%, 11/30/16	100	106,625
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	51,517
6.00%, 10/15/39	100	123,886

		660,345
HAND & MACHINE TOOLS — 0.04%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 02/01/16)[b,c]	50	47,375
Stanley Black & Decker Inc.
5.75%, 12/15/53 (Call 12/15/18)[a]	100	108,500

		155,875
HEALTH CARE — PRODUCTS — 0.49%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	53,062
Baxter International Inc.
3.20%, 06/15/23 (Call 03/15/23)	150	150,046
Becton Dickinson and Co.
1.80%, 12/15/17	100	100,863
3.73%, 12/15/24 (Call 09/15/24)	150	155,023
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	40	42,350
Boston Scientific Corp.
2.65%, 10/01/18	250	253,971
Covidien International Finance SA
6.00%, 10/15/17	100	111,417
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b,c]	50	44,438
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 05/16/15)	50	52,438
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	100	107,625

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Mallinckrodt International Finance SA
4.75%, 04/15/23	$100	$95,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b]	40	40,650
Medtronic Inc.
2.50%, 03/15/20[b]	175	178,556
3.63%, 03/15/24 (Call 12/15/23)	25	26,188
4.38%, 03/15/35[b]	250	263,956
4.63%, 03/15/45[b]	20	21,559
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	102,139
Zimmer Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	100	100,035

		1,900,066
HEALTH CARE — SERVICES — 0.71%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	200,660
2.75%, 11/15/22 (Call 08/15/22)	125	124,195
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	50	50,760
Anthem Inc.
2.25%, 08/15/19	100	100,369
3.30%, 01/15/23	50	50,524
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,875
6.88%, 02/01/22 (Call 02/01/18)[c]	100	106,125
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	150,676
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	49,906
5.13%, 07/15/24 (Call 07/15/19)	50	50,881
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	109,250
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	106,500
HCA Inc.
5.00%, 03/15/24	50	53,135
5.38%, 02/01/25	150	157,500
6.50%, 02/15/20	60	68,400
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	52,750
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	100	106,460

Security	Principal (000s)	Value
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)[b]	$50	$55,625
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	99,221
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	25	26,250
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	74,404
Roche Holdings Inc.
6.00%, 03/01/19[b]	250	288,281
Tenet Healthcare Corp.
5.50%, 03/01/19[b]	50	50,313
6.00%, 10/01/20	50	53,375
8.13%, 04/01/22	100	109,125
UnitedHealth Group Inc.
2.88%, 12/15/21	300	305,915
4.25%, 03/15/43 (Call 09/15/42)	125	129,233

		2,781,708
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 06/01/15)[g]	50	49,813
Amipeace Ltd.
2.38%, 11/26/17[d]	200	201,596
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	55	57,750
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	40	40,110
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	50	50,187
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[b]	400	398,518
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	233,250
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	100	97,464
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,724
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	247,020
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[b]	50	53,000

		1,536,432

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
HOME BUILDERS — 0.12%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	$50	$49,250
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	51,750
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	50	50,625
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	24,813
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,500
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	46,233
Standard Pacific Corp.
8.38%, 05/15/18	50	57,437
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.63%, 03/01/24 (Call 12/01/23)[b]	50	49,500
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	55,000
TRI Pointe Holdings Inc.
5.88%, 06/15/24[b]	50	49,313

		485,421
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
1.35%, 03/01/17	100	100,211

		100,211
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
2.65%, 03/01/25	75	74,386
6.63%, 08/01/37	25	34,856
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[b]	50	50,625
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	50	52,250
6.88%, 02/15/21 (Call 02/15/16)	100	105,062
9.88%, 08/15/19 (Call 08/15/15)	100	106,562
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	50	53,500

		477,241

Security	Principal (000s)	Value
INSURANCE — 1.14%
ACE INA Holdings Inc.
3.35%, 05/15/24	$100	$103,592
Aflac Inc.
3.63%, 11/15/24	100	103,758
Allstate Corp. (The)
4.50%, 06/15/43	100	109,356
American International Group Inc.
4.13%, 02/15/24	250	268,669
4.38%, 01/15/55 (Call 07/15/54)	100	98,308
Aon Corp.
5.00%, 09/30/20	200	223,670
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,361
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	254,226
4.50%, 02/11/43	100	108,935
Chubb Corp. (The)
5.75%, 05/15/18	100	112,690
Genworth Holdings Inc.
4.90%, 08/15/23	100	87,000
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	200	227,189
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[b]	50	51,500
Liberty Mutual Group Inc.
5.00%, 06/01/21[b]	200	222,371
Lincoln National Corp.
7.00%, 06/15/40	100	134,312
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	100	157,972
MetLife Inc.
1.76%, 12/15/17	250	252,541
3.60%, 04/10/24[c]	50	52,276
4.72%, 12/15/44	200	218,536
New York Life Global Funding
2.15%, 06/18/19[b]	250	252,585
Principal Life Global Funding II
1.20%, 05/19/17[b]	200	200,531
Progressive Corp. (The)
3.70%, 01/26/45	100	94,538

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Prudential Financial Inc.
5.38%, 06/21/20	$150	$171,144
5.70%, 12/14/36	175	202,602
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	134,922
Travelers Companies Inc. (The)
5.35%, 11/01/40	100	122,443
5.90%, 06/02/19	50	57,849
USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[b]	50	51,250
Voya Financial Inc.
2.90%, 02/15/18	200	205,873
5.65%, 05/15/53 (Call 05/15/23)[a]	50	52,375
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[a]	100	88,250

		4,446,624
INTERNET — 0.31%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	200	199,652
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	150	160,994
Baidu Inc.
2.75%, 06/09/19	200	201,700
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	100	100,250
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	125	125,251
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	51,875
Google Inc.
3.63%, 05/19/21	100	108,863
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	50,000
Netflix Inc.
5.75%, 03/01/24	50	52,875
5.88%, 02/15/25[b]	45	47,925
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)[b]	50	51,685
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	45	45,225

		1,196,295

Security	Principal (000s)	Value
IRON & STEEL — 0.45%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/01/15)[c]	$50	$43,375
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	52,125
6.38%, 08/15/23 (Call 05/15/23)	50	52,875
ArcelorMittal
6.25%, 03/01/21[c]	100	104,575
7.75%, 10/15/39	50	51,625
10.60%, 06/01/19	50	60,188
CITIC Ltd.
6.80%, 01/17/23[d]	200	235,854
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b,c]	41	29,520
8.25%, 03/31/20 (Call 03/31/18)[b]	25	24,500
Evraz Group SA
6.75%, 04/27/18[d]	200	189,000
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	110,060
Glencore Funding LLC
3.13%, 04/29/19[b]	275	280,142
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	104,061
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 06/01/15)[c]	50	50,910
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	53,625
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	50,375
7.38%, 04/01/20	25	26,125
Vale Overseas Ltd.
4.38%, 01/11/22[c]	250	244,447

		1,763,382
LEISURE TIME — 0.01%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	50	53,219

		53,219
LODGING — 0.17%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 06/01/15)	50	52,313

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	$50	$50,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[b]	25	19,875
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	52,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	40	42,200
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	153,909
MGM Resorts International
6.00%, 03/15/23[c]	100	103,562
6.63%, 12/15/21	25	26,750
7.63%, 01/15/17	50	53,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	100	101,750

		656,099
MACHINERY — 0.24%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	50	51,005
Case New Holland Industrial Inc.
7.88%, 12/01/17	100	110,250
Caterpillar Financial Services Corp.
7.15%, 02/15/19	50	59,411
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	300	309,793
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	99,730
John Deere Capital Corp.
1.95%, 12/13/18	150	152,181
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[b]	50	52,625
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	50	50,750
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	50	54,000

		939,745

Security	Principal (000s)	Value
MANUFACTURING — 0.30%
3M Co.
2.00%, 06/26/22	$150	$147,091
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	51,562
Bombardier Inc.
4.75%, 04/15/19[b]	50	49,750
5.50%, 09/15/18[b]	30	30,338
6.00%, 10/15/22 (Call 04/15/17)[b]	25	23,500
Eaton Corp.
2.75%, 11/02/22	200	199,390
General Electric Co.
2.70%, 10/09/22	250	252,264
4.13%, 10/09/42	25	25,873
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	99,395
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	231,120
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[c]	50	52,813

		1,163,096
MEDIA — 1.50%
21st Century Fox America Inc.
4.00%, 10/01/23	225	240,837
6.15%, 03/01/37	150	185,467
Cablevision Systems Corp.
8.00%, 04/15/20	50	57,375
8.63%, 09/15/17	50	56,375
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	115	115,921
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[b]	100	99,000
5.88%, 05/01/27 (Call 05/01/21)[b]	40	39,400
6.50%, 04/30/21 (Call 06/01/15)	90	93,521
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	50	50,073
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	50	52,875
Series B
7.63%, 03/15/20 (Call 06/01/15)	50	52,625

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	$200	$209,399
4.75%, 03/01/44	175	194,568
Cox Communications Inc.
3.25%, 12/15/22[b]	250	247,566
CSC Holdings LLC
6.75%, 11/15/21	50	56,500
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	200	205,151
5.88%, 10/01/19	125	143,158
Discovery Communications LLC
3.30%, 05/15/22	250	249,291
DISH DBS Corp.
4.25%, 04/01/18	100	101,790
5.13%, 05/01/20	50	50,562
5.88%, 07/15/22	100	100,750
Gannett Co. Inc.
6.38%, 10/15/23 (Call 10/15/18)	100	108,250
Gray Television Inc.
7.50%, 10/01/20 (Call 10/01/15)	50	53,125
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[c]	50	49,438
9.00%, 03/01/21 (Call 03/01/16)	50	47,938
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	50	48,500
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b]	200	201,715
NBCUniversal Media LLC
4.38%, 04/01/21	25	27,870
5.15%, 04/30/20	300	343,051
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[b]	50	50,275
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[b]	200	204,875
Quebecor Media Inc.
5.75%, 01/15/23	50	51,625
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	50	52,750
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b,c]	100	104,375

Security	Principal (000s)	Value
Thomson Reuters Corp.
1.65%, 09/29/17	$250	$250,512
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	48,844
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	175	172,688
6.75%, 06/15/39	150	159,343
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	100	102,479
4.65%, 06/01/44 (Call 12/01/43)	100	103,940
4.75%, 03/29/21	250	277,978
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	200	208,750
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	50	53,690
Viacom Inc.
2.20%, 04/01/19	200	199,333
4.38%, 03/15/43	50	44,323
Walt Disney Co. (The)
4.13%, 06/01/44	100	105,760
5.63%, 09/15/16	150	160,256
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	50	53,697

		5,887,584
METAL FABRICATE & HARDWARE — 0.01%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/01/15)[b,c]	50	41,738

		41,738
MINING — 0.61%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	107,792
5.40%, 04/15/21 (Call 01/15/21)	50	54,881
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	100	103,274
Anglo American Capital PLC
2.63%, 09/27/17[b]	200	202,306
Barrick Gold Corp.
4.10%, 05/01/23	25	24,639
Barrick North America Finance LLC
5.75%, 05/01/43	100	100,751

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	$25	$25,914
3.85%, 09/30/23	175	185,112
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	228,836
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b,c]	25	23,250
7.00%, 02/15/21 (Call 02/15/18)[b]	100	93,250
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (Call 06/01/15)[b,c]	44	46,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	25	23,271
5.40%, 11/14/34 (Call 05/14/34)	150	135,163
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/01/16)	50	45,250
New Gold Inc.
7.00%, 04/15/20 (Call 04/15/16)[b]	50	52,125
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	100	88,766
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	100	106,750
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	100	101,690
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	50	50,622
2.88%, 08/21/22 (Call 05/21/22)[c]	275	270,704
Southern Copper Corp.
7.50%, 07/27/35	100	115,545
Teck Resources Ltd.
6.25%, 07/15/41 (Call 01/15/41)	115	105,386
Vedanta Resources PLC
9.50%, 07/18/18[d]	100	103,750

		2,395,027
OFFICE & BUSINESS EQUIPMENT — 0.05%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)	50	53,875
Xerox Corp.
2.95%, 03/15/17	25	25,684
4.50%, 05/15/21	100	107,717

		187,276

Security	Principal (000s)	Value
OIL & GAS — 3.14%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	$50	$36,750
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[c]	250	252,975
6.38%, 09/15/17	25	27,759
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	49,750
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	100,931
4.75%, 04/15/43 (Call 10/15/42)	125	127,001
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	48,750
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)	50	48,625
BP Capital Markets PLC
1.38%, 05/10/18	150	149,514
2.24%, 05/10/19	50	50,477
3.06%, 03/17/22	85	86,217
3.54%, 11/04/24	200	204,541
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	20,500
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)[c]	100	94,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	25	24,875
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	123,099
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)	50	52,615
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	50	46,125
6.63%, 08/15/20[c]	100	103,000
Chevron Corp.
2.43%, 06/24/20 (Call 05/24/20)	250	255,854
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	53,125
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	105,650

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	$200	$199,352
4.25%, 05/09/43	200	196,267
CNPC General Capital Ltd.
1.16%, 05/14/17[a,d]	200	200,277
3.95%, 04/19/22[b]	200	208,071
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[b]	25	24,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	100	101,760
ConocoPhillips
5.75%, 02/01/19	175	200,026
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	200	205,421
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	45,000
5.50%, 05/01/22 (Call 05/01/17)	25	23,688
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	104,228
Devon Financing Corp. LLC
7.88%, 09/30/31	25	33,744
Ecopetrol SA
5.88%, 09/18/23[c]	200	217,000
Encana Corp.
6.50%, 08/15/34	100	115,089
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)	50	20,625
11.00%, 03/15/20 (Call 09/15/17)[b]	25	23,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[c]	150	147,449
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	50	50,644
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	50	53,500
EXCO Resources Inc.
7.50%, 09/15/18 (Call 06/01/15)	50	35,375
Exxon Mobil Corp.
0.92%, 03/15/17	150	150,300
2.71%, 03/06/25 (Call 12/06/24)	150	150,424
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	185,500
8.15%, 04/11/18[d]	100	106,000
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[c]	50	39,050

Security	Principal (000s)	Value
Hercules Offshore Inc.
6.75%, 04/01/22 (Call 04/01/17)[b]	$25	$7,375
Hess Corp.
5.60%, 02/15/41	100	109,463
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	25	21,125
KazMunayGas National Co. JSC
4.40%, 04/30/23[d]	200	189,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	100	100,625
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	50	42,250
6.50%, 09/15/21 (Call 09/15/17)	100	81,500
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	188,300
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	150	151,859
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	50	48,750
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	48,875
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)[b]	50	48,500
Nabors Industries Inc.
2.35%, 09/15/16	100	100,350
Newfield Exploration Co.
5.75%, 01/30/22	50	53,000
Nexen Energy ULC
6.40%, 05/15/37	50	61,540
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	150	158,695
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)	150	147,829
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	50	50,875
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	98,507
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	25	16,500

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	$25	$22,313
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[c]	25	24,375
Pertamina Persero PT
6.50%, 05/27/41[d]	200	214,000
Petro-Canada
6.80%, 05/15/38	100	129,088
Petrobras Global Finance BV
2.42%, 01/15/19[a]	200	185,020
2.63%, 03/17/17[a]	200	193,000
4.38%, 05/20/23	100	88,708
6.75%, 01/27/41	125	115,746
Petroleos de Venezuela SA
8.50%, 11/02/17[d]	50	38,675
9.00%, 11/17/21[d]	125	60,925
9.75%, 05/17/35[d]	150	73,185
Series 2016
5.13%, 10/28/16	125	91,875
Petroleos Mexicanos
4.88%, 01/18/24	200	211,000
6.38%, 01/23/45	50	54,937
6.50%, 06/02/41	250	277,500
6.63%, 06/15/38	200	224,630
8.00%, 05/03/19	125	149,062
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	223,400
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	154,876
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	25,188
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	50	50,625
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	50	50,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	275,628
Rosetta Resources Inc.
5.88%, 06/01/22 (Call 12/01/17)	50	49,875
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	50	49,000
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	34,375

Security	Principal (000s)	Value
Shell International Finance BV
2.00%, 11/15/18	$250	$254,423
4.55%, 08/12/43	150	163,725
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	197,323
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,969
4.38%, 04/10/24[d]	200	215,292
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[b]	50	52,500
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	100	103,085
Statoil ASA
1.15%, 05/15/18	300	298,530
3.95%, 05/15/43	100	99,393
Suncor Energy Inc.
6.10%, 06/01/18	25	28,118
Talisman Energy Inc.
7.75%, 06/01/19	100	116,081
Total Capital International SA
2.10%, 06/19/19	400	405,728
3.75%, 04/10/24	25	26,410
Transocean Inc.
3.00%, 10/15/17	50	48,250
6.38%, 12/15/21[c]	150	132,187
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[b]	50	44,125
Valero Energy Corp.
6.63%, 06/15/37[c]	25	30,413
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	50	49,625
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	100	101,438
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	50	49,019

		12,308,856
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
5.13%, 09/15/40	100	110,749
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 06/01/15)	25	21,375

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	$150	$154,593
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	25	21,867
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	15	13,712
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	131,802
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	225	213,689

		667,787
PACKAGING & CONTAINERS — 0.12%
Ball Corp.
5.00%, 03/15/22	50	52,125
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[c]	50	51,812
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[b]	50	50,625
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	50,250
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,313
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	106,413
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	104,500

		467,038
PHARMACEUTICALS — 1.08%
Abbott Laboratories
5.30%, 05/27/40	100	122,154
AbbVie Inc.
2.90%, 11/06/22	175	173,070
4.40%, 11/06/42	25	24,701
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	200	203,671
3.45%, 03/15/22 (Call 01/15/22)	300	304,655
4.85%, 06/15/44 (Call 12/15/43)	100	101,771
Actavis Inc.
1.88%, 10/01/17	150	150,572

Security	Principal (000s)	Value
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$100	$100,446
AstraZeneca PLC
1.95%, 09/18/19	25	25,116
4.00%, 09/18/42	100	100,062
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	108,496
Eli Lilly & Co.
1.95%, 03/15/19	175	177,031
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	150	150,916
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	100	98,375
Express Scripts Holding Co.
2.25%, 06/15/19	250	250,299
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[c]	25	25,008
6.38%, 05/15/38	100	131,092
Johnson & Johnson
3.38%, 12/05/23[c]	250	266,912
4.38%, 12/05/33 (Call 06/05/33)	20	22,342
McKesson Corp.
2.28%, 03/15/19	50	50,416
4.88%, 03/15/44 (Call 09/15/43)[c]	100	110,442
Merck & Co. Inc.
0.70%, 05/18/16	100	100,038
2.75%, 02/10/25 (Call 11/10/24)	100	98,936
2.80%, 05/18/23	50	50,811
4.15%, 05/18/43	100	103,959
Novartis Capital Corp.
2.40%, 09/21/22	250	248,397
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	200	204,186
Pfizer Inc.
1.10%, 05/15/17	150	150,717
6.20%, 03/15/19	50	58,153
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[b]	100	101,250
6.13%, 04/15/25 (Call 04/15/20)[b]	100	103,187
6.38%, 10/15/20 (Call 10/15/16)[b]	50	52,687
Wyeth LLC
5.95%, 04/01/37	200	249,944

		4,219,812

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
PIPELINES — 1.00%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	$150	$151,233
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	50	51,250
DCP Midstream LLC
5.35%, 03/15/20[b,c]	100	98,931
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[b]	50	47,916
Energy Transfer Equity LP
7.50%, 10/15/20	50	56,250
Energy Transfer Partners LP
5.15%, 03/15/45 (Call 09/15/44)	100	97,084
5.20%, 02/01/22 (Call 11/01/21)	275	298,712
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	300,707
4.85%, 03/15/44 (Call 09/15/43)	100	102,712
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	49,625
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	28,442
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	250	252,527
4.30%, 06/01/25 (Call 03/01/25)	100	101,400
5.30%, 12/01/34 (Call 06/01/34)	100	99,440
5.55%, 06/01/45 (Call 12/01/44)	150	150,078
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	150	147,183
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	100	104,250
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b]	50	51,500
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)[c]	125	130,550
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	250,492
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	55,875

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	$50	$53,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	102,283
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	100,035
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	101,098
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	48,750
5.00%, 01/15/18 (Call 10/15/17)[b]	50	51,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)[b]	50	53,062
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)[c]	25	26,209
7.63%, 01/15/39	150	211,045
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	150	146,208
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	275	280,037
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	107,000

		3,906,759
REAL ESTATE — 0.27%
China Overseas Finance Cayman VI Ltd.
6.45%, 06/11/34[d]	200	222,848
Country Garden Holdings Co. Ltd.
7.88%, 05/27/19 (Call 05/27/17)[d]	200	213,250
Deutsche Annington Finance BV
3.20%, 10/02/17[b]	100	102,574
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b]	100	100,680
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	204,822

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	$200	$202,609

		1,046,783
REAL ESTATE INVESTMENT TRUSTS — 0.49%
American Tower Corp.
3.40%, 02/15/19	200	206,542
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,625
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	175	182,820
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	100,424
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[b]	25	25,100
Crown Castle International Corp.
5.25%, 01/15/23	40	42,224
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[c]	100	99,181
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,191
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	150	168,447
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	100	98,665
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	100	94,091
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	150	159,494
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,694
3.75%, 02/01/24 (Call 11/01/23)	200	210,176
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	200	199,574
Weyerhaeuser Co.
7.38%, 03/15/32	100	131,110

		1,918,358
RETAIL — 0.97%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b]	100	103,250

Security	Principal (000s)	Value
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	$50	$53,550
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	50	52,375
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	35	34,837
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,630
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 06/15/16)	50	41,750
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 06/01/15)[b]	50	44,630
Costco Wholesale Corp.
1.75%, 02/15/20	150	149,388
CVS Health Corp.
5.75%, 06/01/17	165	180,639
6.13%, 09/15/39	100	128,353
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	50	50,750
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	254,198
4.40%, 03/15/45 (Call 09/15/44)	100	108,766
5.88%, 12/16/36	25	32,098
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	100	88,250
L Brands Inc.
5.63%, 02/15/22	150	164,625
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	27,654
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	247,060
McDonald’s Corp.
2.63%, 01/15/22	200	201,341
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[b,c]	50	51,875
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b]	50	53,625
New Albertsons Inc.
7.45%, 08/01/29	50	48,625

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	$50	$52,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[c]	50	51,000
QVC Inc.
4.85%, 04/01/24	25	25,830
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	52,938
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	53,125
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[c]	100	108,414
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	100	102,750
Target Corp.
3.50%, 07/01/24	250	263,323
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)	50	50,625
Wal-Mart Stores Inc.
4.25%, 04/15/21	125	139,679
4.30%, 04/22/44 (Call 10/22/43)	100	106,733
6.50%, 08/15/37	270	369,121
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	250	255,802

		3,801,609
SAVINGS & LOANS — 0.05%
Nationwide Building Society
2.35%, 01/21/20[b]	200	200,532

		200,532
SEMICONDUCTORS — 0.18%
Advanced Micro Devices Inc.
7.50%, 08/15/22	50	41,000
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/01/15)	50	51,625
Applied Materials Inc.
5.85%, 06/15/41	50	59,734
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	50	53,125
Intel Corp.
1.35%, 12/15/17	250	251,203
4.80%, 10/01/41	50	54,371
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	50,175

Security	Principal (000s)	Value
Sensata Technologies BV
4.88%, 10/15/23[b]	$50	$51,875
Texas Instruments Inc.
1.65%, 08/03/19	100	99,553

		712,661
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,688

		51,688
SOFTWARE — 0.44%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	40	42,750
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	40	41,312
Boxer Parent Co. Inc.
9.00%, 10/15/19 (Call 06/01/15)[b]	25	20,500
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	100	106,500
8.25%, 01/15/21 (Call 01/15/16)[b]	75	79,523
12.63%, 01/15/21 (Call 01/15/16)	100	118,050
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[b]	25	25,688
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	150	144,870
3.63%, 12/15/23 (Call 09/15/23)	275	295,756
3.75%, 02/12/45 (Call 08/12/44)	100	95,064
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	50	50,500
Oracle Corp.
2.25%, 10/08/19	225	227,957
2.50%, 05/15/22	150	149,223
3.63%, 07/15/23	50	53,210
3.90%, 05/15/35	100	98,548
4.50%, 07/08/44 (Call 01/08/44)	150	156,275

		1,705,726
STORAGE & WAREHOUSING — 0.05%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[b]	200	193,500

		193,500
TELECOMMUNICATIONS — 2.10%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[b]	200	215,500

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[b]	$200	$206,000
America Movil SAB de CV
6.38%, 03/01/35	125	154,847
AT&T Inc.
1.40%, 12/01/17	450	449,055
3.90%, 03/11/24 (Call 12/11/23)[c]	175	182,210
4.35%, 06/15/45 (Call 12/15/44)	400	368,714
4.45%, 05/15/21	25	27,293
4.50%, 05/15/35 (Call 11/15/34)	50	49,118
5.35%, 09/01/40	25	26,485
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	44,000
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	216,700
British Telecommunications PLC
2.35%, 02/14/19	200	202,763
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	50	49,938
5.80%, 03/15/22	50	51,875
7.60%, 09/15/39	50	50,000
Series V
5.63%, 04/01/20	40	42,140
Cisco Systems Inc.
1.10%, 03/03/17	250	251,306
5.50%, 01/15/40	115	136,926
CommScope Inc.
5.50%, 06/15/24 (Call 06/15/19)[b]	50	50,375
Deutsche Telekom International Finance BV
8.75%, 06/15/30	125	186,451
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	200	206,280
Frontier Communications Corp.
7.63%, 04/15/24	50	50,938
8.50%, 04/15/20	50	55,375
9.00%, 08/15/31	50	52,625
Hughes Satellite Systems Corp.
7.63%, 06/15/21	50	55,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	40	37,650
7.25%, 10/15/20 (Call 10/15/15)	50	51,556

Security	Principal (000s)	Value
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	$100	$99,937
7.75%, 06/01/21 (Call 06/01/17)	75	68,906
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	50	51,063
7.00%, 06/01/20 (Call 06/01/16)	50	53,562
Motorola Solutions Inc.
3.50%, 09/01/21	100	102,055
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	200,000
Orange SA
5.50%, 02/06/44 (Call 08/06/43)[c]	100	114,215
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	100	105,209
Sprint Capital Corp.
6.88%, 11/15/28	100	90,500
Sprint Communications Inc.
9.00%, 11/15/18[b]	150	170,671
Sprint Corp.
7.13%, 06/15/24	100	96,125
7.25%, 09/15/21	90	90,337
7.88%, 09/15/23	50	50,188
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	52,250
6.38%, 03/01/25 (Call 09/01/19)	50	51,349
6.54%, 04/28/20 (Call 04/28/16)	100	105,495
6.63%, 04/01/23 (Call 04/01/18)	100	103,820
Telecom Italia Capital SA
7.20%, 07/18/36[c]	100	114,500
Telefonica Emisiones SAU
5.46%, 02/16/21	275	312,471
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)[c]	200	203,086
4.15%, 03/15/24 (Call 12/15/23)	50	53,146
4.27%, 01/15/36[b]	250	241,197
4.50%, 09/15/20	500	547,090
5.01%, 08/21/54	200	200,189
5.05%, 03/15/34 (Call 12/15/33)	575	610,384
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	198,000
Vodafone Group PLC
1.50%, 02/19/18	250	249,555
6.15%, 02/27/37	100	119,709
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	200	200,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Windstream Corp.
7.50%, 06/01/22 (Call 06/01/17)[c]	$40	$38,100
7.88%, 11/01/17	50	54,000

		8,218,979
TRANSPORTATION — 0.45%
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	24,281
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	26,568
4.15%, 04/01/45 (Call 10/01/44)	50	49,860
4.70%, 10/01/19	200	222,543
4.90%, 04/01/44 (Call 10/01/43)	125	139,077
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	10	9,956
4.75%, 05/30/42 (Call 11/30/41)	150	163,484
FedEx Corp.
3.20%, 02/01/25	250	249,669
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	50	49,750
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b,c]	200	211,240
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	15	14,850
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	100	92,000
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	150	165,296
Union Pacific Corp.
3.88%, 02/01/55 (Call 08/01/54)	100	94,180
United Parcel Service Inc.
1.13%, 10/01/17	200	200,772
6.20%, 01/15/38	25	32,903

		1,746,429
TRUCKING & LEASING — 0.08%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	100	98,032
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[b]	200	208,467

		306,499

TOTAL CORPORATE BONDS & NOTES
(Cost: $132,869,833)		131,452,619

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.48%

ARGENTINA — 0.08%
Argentina Bonar Bonds
8.75%, 05/07/24	$75	$74,228
Argentine Republic Government International Bond
1.00%, 12/31/38[c]	100	57,750
8.28%, 12/31/33	161	164,056

		296,034
BAHRAIN — 0.06%
Bahrain Government International Bond
6.13%, 08/01/23[d]	200	223,000

		223,000
BELGIUM — 0.05%
Belgium Government International Bond
2.88%, 09/18/24[d]	200	208,824

		208,824
BRAZIL — 0.19%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	211,250
Brazilian Government International Bond
4.88%, 01/22/21[c]	200	212,500
7.13%, 01/20/37	125	150,625
10.13%, 05/15/27	100	154,000

		728,375
CANADA — 0.42%
Canada Government International Bond
0.88%, 02/14/17	125	125,613
Export Development Canada
1.00%, 05/15/17	250	251,422
Province of British Columbia Canada
2.00%, 10/23/22	125	124,381
Province of Manitoba Canada
3.05%, 05/14/24	100	105,382
Province of Ontario Canada
1.00%, 07/22/16	400	402,200
2.00%, 01/30/19	50	51,093
3.20%, 05/16/24	200	213,530

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Province of Quebec Canada
2.88%, 10/16/24	$100	$103,876
4.63%, 05/14/18	225	247,950

		1,625,447
CAYMAN ISLANDS — 0.05%
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	206,250

		206,250
CHILE — 0.05%
Chile Government International Bond
3.13%, 03/27/25	200	209,000

		209,000
COLOMBIA — 0.12%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[c]	200	188,000
5.63%, 02/26/44 (Call 08/26/43)	200	224,000
8.13%, 05/21/24	50	66,575

		478,575
COSTA RICA — 0.05%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	190,000

		190,000
CROATIA — 0.06%
Croatia Government International Bond
6.00%, 01/26/24[d]	200	218,840

		218,840
DENMARK — 0.08%
Kommunekredit
1.13%, 01/16/18[d]	300	300,359

		300,359
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.45%, 04/30/44[d]	100	112,500

		112,500
EL SALVADOR — 0.05%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	203,500

		203,500

Security	Principal (000s)	Value
FINLAND — 0.05%
Finland Government International Bond
1.75%, 09/10/19[b]	$200	$202,526

		202,526
FRANCE — 0.23%
Caisse d’Amortissement de la Dette Sociale
3.00%, 10/26/20	350	371,793
5.25%, 11/02/16	500	533,904

		905,697
GERMANY — 0.08%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	200,289
State of North Rhine-Westphalia
1.63%, 01/22/20[d]	100	99,513

		299,802
HUNGARY — 0.10%
Hungary Government International Bond
4.00%, 03/25/19	122	127,337
5.38%, 03/25/24	200	224,720
6.38%, 03/29/21	50	58,219

		410,276
INDONESIA — 0.14%
Indonesia Government International Bond
3.38%, 04/15/23[c,d]	200	195,750
5.88%, 03/13/20[d]	100	113,250
6.75%, 01/15/44[d]	200	253,000

		562,000
ITALY — 0.05%
Italy Government International Bond
6.88%, 09/27/23	150	192,542

		192,542
JAPAN — 0.10%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	400	401,502

		401,502

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
LEBANON — 0.08%
Lebanon Government International Bond
5.15%, 06/12/18[d]	$200	$201,500
6.00%, 01/27/23[d]	100	101,645
6.75%, 11/29/27[d]	25	26,235

		329,380
MEXICO — 0.21%
Mexico Government International Bond
3.60%, 01/30/25[c]	200	202,500
4.00%, 10/02/23	50	52,425
5.55%, 01/21/45	300	344,250
5.95%, 03/19/19	200	228,000

		827,175
NETHERLANDS — 0.05%
Nederlandse Waterschapsbank NV
1.25%, 01/16/18[b]	200	200,701

		200,701
NORWAY — 0.07%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	257,021

		257,021
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	210,000

		210,000
PERU — 0.06%
Peruvian Government International Bond
5.63%, 11/18/50	200	243,500

		243,500
PHILIPPINES — 0.15%
Philippine Government International Bond
5.00%, 01/13/37[c]	200	245,250
6.50%, 01/20/20	200	240,000
9.50%, 02/02/30	50	84,063

		569,313

Security	Principal (000s)	Value
POLAND — 0.06%
Poland Government International Bond
5.00%, 03/23/22	$200	$227,128

		227,128
QATAR — 0.09%
Qatar Government International Bond
4.50%, 01/20/22[b]	200	223,000
6.40%, 01/20/40[b]	100	136,018

		359,018
RUSSIA — 0.16%
Russian Foreign Bond - Eurobond
3.50%, 01/16/19[d]	200	195,900
5.63%, 04/04/42[d]	200	192,952
7.50%, 03/31/30[d,f]	194	226,635

		615,487
SLOVENIA — 0.05%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	211,815

		211,815
SOUTH AFRICA — 0.06%
South Africa Government International Bond
5.88%, 09/16/25[c]	200	227,500

		227,500
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
2.88%, 09/17/18	200	206,543
4.00%, 01/29/21	100	108,142
Republic of Korea
3.88%, 09/11/23	200	220,702

		535,387
SRI LANKA — 0.26%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	1,000	1,000,000

		1,000,000
SUPRANATIONAL — 1.50%
African Development Bank
1.13%, 03/15/17	300	302,432

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
Asian Development Bank
2.00%, 01/22/25	$200	$198,011
2.25%, 08/18/17	350	360,933
Council of Europe Development Bank
1.63%, 03/10/20	150	150,400
European Bank for Reconstruction & Development
0.75%, 09/01/17	350	349,017
European Investment Bank
0.88%, 04/18/17	1,575	1,580,127
2.50%, 04/15/21	50	52,155
3.25%, 01/29/24	450	492,455
Inter-American Development Bank
2.38%, 08/15/17	575	595,101
4.38%, 01/24/44	100	125,099
International Bank for Reconstruction & Development
1.13%, 07/18/17	675	680,497
2.50%, 11/25/24	250	257,988
International Finance Corp.
0.63%, 10/03/16	500	500,462
1.75%, 09/16/19	25	25,333
Nordic Investment Bank
1.00%, 03/07/17	200	201,215

		5,871,225
SWEDEN — 0.10%
Kommuninvest I Sverige AB
0.63%, 09/11/16[b]	200	200,147
Sweden Government International Bond
0.88%, 01/23/18[b]	200	199,471

		399,618
TURKEY — 0.20%
Republic of Turkey
7.50%, 11/07/19	250	291,087
Turkey Government International Bond
6.25%, 09/26/22	200	225,714
6.75%, 05/30/40	200	242,500
7.38%, 02/05/25	20	24,491

		783,792

Security	Principal (000s)	Value
UKRAINE — 0.03%
Ukraine Government International Bond
6.25%, 06/17/16[d]	$200	$91,288
7.75%, 09/23/20[d]	100	45,500

		136,788
URUGUAY — 0.05%
Uruguay Government International Bond
5.10%, 06/18/50[c]	200	204,000

		204,000
VENEZUELA — 0.07%
Venezuela Government International Bond
7.00%, 12/01/18[d]	150	74,250
7.00%, 03/31/38[d]	150	61,125
11.75%, 10/21/26[d]	150	76,125
11.95%, 08/05/31[d]	50	25,250
12.75%, 08/23/22[d]	75	41,062

		277,812

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $21,515,700)		21,461,709

MUNICIPAL DEBT OBLIGATIONS — 0.71%

CALIFORNIA — 0.36%
Bay Area Toll Authority RB BAB Series S1
7.04%, 04/01/50	200	291,972
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	145,596
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	100	142,476
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	186,858
State of California GO BAB
7.55%, 04/01/39	350	537,978
7.63%, 03/01/40	35	53,761

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
University of California RB Series AN
4.77%, 05/15/44 (Call 05/15/24)	$50	$52,765

		1,411,406
ILLINOIS — 0.13%
City of Chicago IL GO
Series B
6.31%, 01/01/44	50	47,594
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	100	129,076
State of Illinois GO
5.10%, 06/01/33	350	347,060

		523,730
NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	30,914
Series B
0.00%, 02/15/22 (AGM)	100	78,210
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	25	37,263

		146,387
NEW YORK — 0.10%
City of New York NY GO BAB
5.99%, 12/01/36	55	69,093
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	200	271,772
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	15	20,186
Port Authority of New York & New Jersey RB
5.65%, 11/01/40 (GOI)	25	31,141

		392,192
OHIO — 0.02%
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	59,485

		59,485

Security	Principal (000s)	Value
OREGON — 0.03%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	$100	$121,905

		121,905
TEXAS — 0.03%
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	100	135,414

		135,414

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,916,643)		2,790,519

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.17%

MORTGAGE-BACKED SECURITIES — 23.69%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	98	100,255
2.50%, 05/01/30[i]	320	327,950
3.00%, 05/01/29	96	100,368
3.00%, 05/01/45[i]	230	233,594
3.50%, 05/01/30[i]	60	63,731
3.50%, 01/01/45	104	108,452
3.50%, 05/01/45[i]	775	810,844
4.00%, 05/01/30[i]	50	52,766
4.00%, 07/01/44	97	104,733
4.00%, 05/01/45[i]	405	432,148
4.50%, 05/01/45[i]	180	195,694
Federal National Mortgage Association
2.50%, 03/01/30	502	514,963
2.50%, 05/01/30[i]	4,002	4,102,675
2.50%, 05/01/45[i]	330	323,606
3.00%, 10/01/27	293	307,271
3.00%, 05/01/30[i]	4,536	4,745,081
3.00%, 05/01/45[i]	12,360	12,576,300
3.50%, 05/01/30[i]	3,665	3,890,626
3.50%, 02/01/45	99	104,117
3.50%, 05/01/45	755	794,070
3.50%, 05/01/45[i]	1,212	1,269,759
4.00%, 05/01/30[i]	1,580	1,666,406
4.00%, 06/01/42	7,973	8,592,222
4.00%, 12/01/44	380	410,915

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal (000s)	Value
4.00%, 05/01/45[i]	$7,309	$7,809,210
4.50%, 05/01/30[i]	1,125	1,173,867
4.50%, 06/01/41	71	77,972
4.50%, 05/01/45[i]	8,685	9,450,366
5.00%, 10/01/41	91	101,689
5.00%, 01/01/42	279	310,667
5.00%, 05/01/42	216	240,389
5.00%, 05/01/45[i]	4,760	5,300,706
5.50%, 05/01/45[i]	6,350	7,188,398
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,290
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	38	38,865
Series K020, Class A2
2.37%, 05/25/22	50	50,430
Series K040, Class A2
3.24%, 09/25/24	1,000	1,056,080
Government National Mortgage Association
3.00%, 03/15/43	46	47,534
3.00%, 11/20/43	94	96,924
3.00%, 12/20/43	131	135,021
3.00%, 05/01/45[i]	550	565,469
3.50%, 11/15/41	41	42,849
3.50%, 11/20/43	105	110,503
3.50%, 07/20/44	172	181,889
3.50%, 05/01/45[i]	15,040	15,864,850
4.00%, 07/15/41	63	68,690
4.00%, 10/20/44	106	113,852
4.00%, 01/20/45	89	95,731
4.50%, 05/01/45[i]	660	717,631

		92,678,418
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.36%
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16	500	502,439
1.00%, 06/29/17	4,000	4,025,148
6.75%, 09/15/29	950	1,407,857
Federal National Mortgage Association
1.75%, 09/12/19	3,000	3,038,922
1.88%, 09/18/18	150	153,753

Security	Principal (000s)	Value
4.50%, 01/01/42	$2	$1,766
6.25%, 05/15/29	35	49,497
6.63%, 11/15/30	40	59,101

		9,238,483
U.S. GOVERNMENT OBLIGATIONS — 31.12%
U.S. Treasury Note/Bond
0.25%, 12/15/15	300	300,177
0.50%, 01/31/17[c]	12,000	11,996,160
0.50%, 07/31/17[c]	500	497,865
0.63%, 07/15/16	2,700	2,708,640
0.63%, 12/15/16	750	751,612
0.63%, 05/31/17	750	749,932
0.63%, 08/31/17[c]	10,000	9,975,800
0.75%, 02/28/18	5,000	4,981,150
0.88%, 01/15/18[c]	6,500	6,504,875
1.00%, 03/15/18	1,250	1,253,663
1.00%, 11/30/19	10,000	9,830,300
1.13%, 03/31/20	1,000	985,020
1.13%, 04/30/20	500	492,185
1.25%, 01/31/20[c]	9,250	9,182,012
1.25%, 02/29/20	1,000	991,610
1.38%, 02/29/20	1,000	997,690
1.50%, 06/30/16[c]	8,440	8,553,603
1.50%, 01/31/22[c]	4,400	4,318,864
1.63%, 04/30/19[c]	950	964,108
1.63%, 06/30/19	100	101,380
1.75%, 02/28/22	1,000	996,980
1.88%, 10/31/17	10,000	10,273,599
2.00%, 01/31/16	150	152,033
2.00%, 10/31/21	8,000	8,119,761
2.00%, 02/15/22	3,000	3,043,350
2.00%, 02/15/25[c]	500	497,990
2.25%, 11/15/24[c]	840	855,414
2.50%, 05/15/24	150	156,192
3.00%, 11/15/44[c]	3,860	4,057,439
3.13%, 08/15/44	80	86,080
3.25%, 05/31/16	450	464,292
3.38%, 05/15/44	1,120	1,261,579
3.63%, 02/15/44	450	529,641
4.25%, 05/15/39	275	351,315
4.38%, 11/15/39[c]	5,000	6,513,400
4.50%, 02/15/16	1,600	1,654,320
4.50%, 02/15/36[c]	300	396,969

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
4.63%, 02/15/40	$700	$945,000
5.00%, 05/15/37	150	211,812
6.25%, 05/15/30[c]	2,780	4,152,208
6.38%, 08/15/27	100	144,943
8.13%, 05/15/21	600	822,930

		121,823,893

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $225,387,808)		223,740,794

SHORT-TERM INVESTMENTS — 41.74%

MONEY MARKET FUNDS — 41.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,j,k]	68,083	68,083,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,j,k]	9,771	9,771,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,j]	85,529	85,528,651

		163,383,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,383,369)		163,383,369

Value
TOTAL INVESTMENTS IN SECURITIES — 140.32%
(Cost: $552,490,911)	$549,221,995
Other Assets, Less Liabilities — (40.32)%	(157,824,030)

NET ASSETS — 100.00%	$391,397,965

BAB — Build America Bond

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[h]	Investments are denominated in U.S. dollars.
[i]	To-be-announced (TBA). See Note 1.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares Core 1-5 Year USD Bond ETF	iShares Core Total USD Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$331,601,548	$388,572,824
Affiliated (Note 2)	77,696,737	163,918,087

Total cost of investments	$409,298,285	$552,490,911

Investments in securities, at fair value (including securities on loan)[a](Note 1):
Unaffiliated	$332,625,498	$385,308,791
Affiliated (Note 2)	77,696,951	163,913,204

Total fair value of investments	410,322,449	549,221,995
Cash	62,436	111,780
Receivables:
Investment securities sold	3,883,625	1,084,470
Due from custodian (Note 4)	26,402	108,240
Interest	2,025,435	2,369,900

Total Assets	416,320,347	552,896,385

LIABILITIES
Payables:
Investment securities purchased	23,854,226	83,632,076
Collateral for securities on loan (Note 1)	55,557,977	77,854,718
Foreign taxes (Note 1)	343	—
Investment advisory fees (Note 2)	31,169	11,626

Total Liabilities	79,443,715	161,498,420

NET ASSETS	$336,876,632	$391,397,965

Net assets consist of:
Paid-in capital	$335,192,079	$394,641,496
Undistributed (distributions in excess of) net investment income	334,381	(163,860)
Undistributed net realized gain	326,351	189,245
Net unrealized appreciation (depreciation)	1,023,821	(3,268,916)

NET ASSETS	$336,876,632	$391,397,965

Shares outstanding[b]	3,350,000	3,850,000

Net asset value per share	$100.56	$101.66

[a]	Securities on loan with values of $54,536,278 and $76,206,583, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares Core 1-5 Year USD Bond ETF	iShares Core Total USD Bond Market ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,137,083	$1,804,391
Interest — affiliated (Note 2)	3,540	3,620
Securities lending income — affiliated — net (Note 2)	35,114	27,172

Total investment income	2,175,737	1,835,183

EXPENSES
Investment advisory fees (Note 2)	165,889	141,837

Total expenses	165,889	141,837
Less investment advisory fees waived (Note 2)	(5,635)	(107,955)

Net expenses	160,254	33,882

Net investment income	2,015,483	1,801,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	288,714	406,382
In-kind redemptions — unaffiliated	—	(217,592)

Net realized gain	288,714	188,790

Net change in unrealized appreciation/depreciation[a]	839,923	(3,365,458)

Net realized and unrealized gain (loss)	1,128,637	(3,176,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,144,120	$(1,375,367)

[a]	Net of deferred foreign capital gains taxes of $343 and $ —, respectively.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 1-5 Year USD Bond ETF		iShares Core Total USD Bond Market ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Period from June 10, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,015,483	$1,437,402	$1,801,301	$172,892
Net realized gain	288,714	51,208	188,790	88,516
Net change in unrealized appreciation/depreciation	839,923	9,022	(3,365,458)	96,542

Net increase (decrease) in net assets resulting from operations	3,144,120	1,497,632	(1,375,367)	357,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,911,731)	(1,247,080)	(2,003,209)	(134,844)
From net realized gain	—	—	(88,061)	—

Total distributions to shareholders	(1,911,731)	(1,247,080)	(2,091,270)	(134,844)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,135,861	155,184,498	384,763,049	25,019,746
Cost of shares redeemed	—	—	(15,141,299)	—

Net increase in net assets from capital share transactions	115,135,861	155,184,498	369,621,750	25,019,746

INCREASE IN NET ASSETS	116,368,250	155,435,050	366,155,113	25,242,852

NET ASSETS
Beginning of period	220,508,382	65,073,332	25,242,852	—

End of period	$336,876,632	$220,508,382	$391,397,965	$25,242,852

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$334,381	$230,629	$(163,860)	$38,048

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,550,000	3,750,000	250,000
Shares redeemed	—	—	(150,000)	—

Net increase in shares outstanding	1,150,000	1,550,000	3,600,000	250,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Oct. 18, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$100.23	$100.11	$100.12	$100.00

Income from investment operations:
Net investment income[b]	0.72	1.07	0.61	0.01
Net realized and unrealized gain (loss)[c]	0.32	(0.04)	(0.11)	0.11

Total from investment operations	1.04	1.03	0.50	0.12

Less distributions from:
Net investment income	(0.71)	(0.91)	(0.51)	—

Total distributions	(0.71)	(0.91)	(0.51)	—

Net asset value, end of period	$100.56	$100.23	$100.11	$100.12

Total return	1.04%[d]	1.04%	0.50%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$336,877	$220,508	$65,073	$25,031
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%	0.12%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.46%	1.07%	0.61%	0.26%
Portfolio turnover rate[f]	68%	116%	56%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

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Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core Total USD Bond Market ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Period from Jun. 10, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$100.97	$99.83

Income from investment operations:
Net investment income[b]	0.96	0.69
Net realized and unrealized gain[c]	1.11	0.99

Total from investment operations	2.07	1.68

Less distributions from:
Net investment income	(1.03)	(0.54)
Net realized gain	(0.35)	—

Total distributions	(1.38)	(0.54)

Net asset value, end of period	$101.66	$100.97

Total return	2.06%[d]	1.69%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$391,398	$25,243
Ratio of expenses to average net assets[e]	0.04%	0.04%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.90%	1.76%
Portfolio turnover rate[f]	251%	191%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond[a]	Diversified
Core Total USD Bond Market	Diversified

[a]	Formerly the iShares Core Short-Term USD Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

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In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core 1-5 Year USD Bond
Assets:
Asset-Backed Securities	$—	$2,446,685	$—	$2,446,685
Collateralized Mortgage Obligations	—	5,023,282	—	5,023,282
Corporate Bonds & Notes	—	108,795,005	—	108,795,005
Foreign Government Obligations	—	23,902,023	—	23,902,023
U.S. Government & Agency Obligations	—	192,961,103	—	192,961,103
Money Market Funds	77,194,351	—	—	77,194,351

	$77,194,351	$333,128,098	$—	$410,322,449

Core Total USD Bond Market
Assets:
Asset-Backed Securities	$—	$1,015,580	$—	$1,015,580
Collateralized Mortgage Obligations	—	5,377,405	—	5,377,405
Corporate Bonds & Notes	—	131,452,619	—	131,452,619
Foreign Government Obligations	—	21,461,709	—	21,461,709
Municipal Debt Obligations	—	2,790,519	—	2,790,519
U.S. Government & Agency Obligations	—	223,740,794	—	223,740,794
Money Market Funds	163,383,369	—	—	163,383,369

	$163,383,369	$385,838,626	$—	$549,221,995

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if

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iSHARES® TRUST

they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 1-5 Year USD Bond	$54,536,278	$54,536,278	$—
Core Total USD Bond Market	76,206,583	76,206,583	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Core 1-5 Year USD Bond and iShares Core Total USD Bond Market ETFs, BFA is entitled to an annual investment advisory fee of 0.12% and 0.15%, respectively, based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to each Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

For the six months ended April 30, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core Total USD Bond Market ETF in the amount of $94,558.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$15,039
Core Total USD Bond Market	10,655

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Core 1-5 Year USD Bond
PNC Funding Corp.
2.70%, 09/19/16	$200	$150	$—	$350	$357,606	$1,827	$—
5.13%, 02/08/20	—	50	—	50	56,612	68	—
6.70%, 06/10/19	75	—	—	75	88,382	1,015	—

					$502,600	$2,910	$—

Core Total USD Bond Market
PNC Bank N.A.
2.20%, 01/28/19	$—	$500	$—	$500	$504,938	$1,996	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	24,897	395	—

					$529,835	$2,391	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$197,103,817	$175,447,875	$26,677,364	$13,275,750
Core Total USD Bond Market	631,622,954	425,054,335	152,039,719	1,748,218

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$79,761,701	$—
Core Total USD Bond Market	18,859,024	11,269,085

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

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iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Funds issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$409,300,371	$1,963,113	$(941,035)	$1,022,078
Core Total USD Bond Market	552,491,366	1,387,311	(4,656,682)	(3,269,371)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond	$0.692369	$—	$0.015505	$0.707874	98%	—%	2%	100%
Core Total USD Bond Market	0.822134	0.352244	0.202694	1.377072	60	25	15	100

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders only. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling tollfree 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holding with SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-106-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Mar 2016 Corporate ex-Financials ETF | IBCB | NYSE Arca
➢	iShares iBonds Mar 2018 Corporate ex-Financials ETF | IBCC | NYSE Arca
➢	iShares iBonds Mar 2020 Corporate ex-Financials ETF | IBCD | NYSE Arca
➢	iShares iBonds Mar 2023 Corporate ex-Financials ETF | IBCE | NYSE Arca
➢	iShares iBonds Mar 2016 Corporate ETF | IBDA | NYSE Arca
➢	iShares iBonds Mar 2018 Corporate ETF | IBDB | NYSE Arca
➢	iShares iBonds Mar 2020 Corporate ETF | IBDC | NYSE Arca
➢	iShares iBonds Mar 2023 Corporate ETF | IBDD | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2016 Corporate ex-Financials ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2015 and before April 1, 2016, as represented by the Barclays 2016 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.25%, net of fees, while the total return for the Index was 0.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.60%	(0.11)%	0.68%	0.60%	(0.11)%	0.68%
Since Inception	0.71%	0.61%	0.85%	1.45%	1.25%	1.74%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	24.40%
Energy	14.40
Communications	13.89
Consumer Cyclical	13.24
Industrial	12.55
Utilities	8.15
Technology	7.73
Basic Materials	5.64

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.36%
Aa	18.72
A	59.87
Baa	18.93
Not Rated	0.12

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2018 Corporate ex-Financials ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.21%, net of fees, while the total return for the Index was 1.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.94%	1.97%	2.06%	1.94%	1.97%	2.06%
Since Inception	1.16%	1.42%	1.34%	2.37%	2.92%	2.75%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.10	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	22.54%
Industrial	16.57
Consumer Cyclical	14.43
Communications	12.82
Energy	12.28
Technology	9.71
Utilities	7.30
Basic Materials	4.35

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.28%
Aa	17.55
A	53.76
Baa	26.23
Not Rated	0.18

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2020 Corporate ex-Financials ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.17%, net of fees, while the total return for the Index was 2.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.87%	3.58%	3.96%	3.87%	3.58%	3.96%
Since Inception	1.87%	2.01%	1.95%	3.84%	4.14%	4.00%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	24.95%
Communications	15.82
Energy	15.72
Industrial	11.36
Technology	9.95
Consumer Cyclical	8.27
Basic Materials	7.51
Utilities	6.42

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	4.32%
Aa	12.38
A	61.83
Baa	21.03
Not Rated	0.44

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2023 Corporate ex-Financials ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 3.29%, net of fees, while the total return for the Index was 3.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.01%	6.14%	6.16%	6.01%	6.14%	6.16%
Since Inception	1.84%	2.22%	1.98%	3.79%	4.58%	4.06%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.90	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	23.11%
Industrial	19.70
Energy	18.78
Communications	11.08
Utilities	8.67
Technology	7.42
Basic Materials	6.65
Consumer Cyclical	4.59

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.02%
Aa	12.73
A	62.99
Baa	22.07
Not Rated	1.19

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2016 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2015 and before April 1, 2016, as represented by the Barclays 2016 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.28%, net of fees, while the total return for the Index was 0.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.61%	0.05%	0.80%	0.61%	0.05%	0.80%
Since Inception	1.33%	1.22%	1.51%	2.43%	2.22%	2.74%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.80	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	Percentage of Total Investments [1]

Financial	49.31%
Investment Companies	12.35
Consumer Non-Cyclical	11.95
Energy	6.01
Communications	5.10
Consumer Cyclical	4.69
Utilities	3.28
Industrial	2.77
Technology	2.68
Basic Materials	1.86

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/15

Moody’s Credit Rating [3]	Percentage of Total Investments [1]

Aaa	0.79%
Aa	16.24
A	41.27
Baa	41.20
Not Rated	0.50

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2018 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.12%, net of fees, while the total return for the Index was 1.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.91%	1.56%	2.01%	1.91%	1.56%	2.01%
Since Inception	3.35%	3.54%	3.47%	6.15%	6.50%	6.37%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.20	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	Percentage of Total Investments [1]
Financial	45.26%
Consumer Non-Cyclical	13.13
Communications	6.51
Energy	6.42
Industrial	6.21
Investment Companies	5.93
Consumer Cyclical	5.88
Utilities	4.06
Technology	3.97
Basic Materials	2.63

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/15

Moody’s Credit Rating [3]	Percentage of Total Investments [1]
Aaa	0.55%
Aa	19.34
A	38.95
Baa	40.60
Ba	0.26
Not Rated	0.30

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2020 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.14%, net of fees, while the total return for the Index was 2.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.90%	3.58%	3.96%	3.90%	3.58%	3.96%
Since Inception	5.49%	5.73%	5.50%	10.17%	10.61%	10.16%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.40	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	Percentage of Total Investments [1]
Financial	43.13%
Consumer Non-Cyclical	13.05
Communications	8.61
Energy	8.28
Basic Materials	5.35
Investment Companies	5.19
Industrial	4.83
Technology	4.25
Consumer Cyclical	3.86
Utilities	3.45

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/15

Moody’s Credit Rating [3]	Percentage of Total Investments [1]
Aaa	0.98%
Aa	8.94
A	46.76
Baa	42.23
Not Rated	1.09

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Mar 2023 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 2.92%, net of fees, while the total return for the Index was 3.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.67%	5.77%	5.94%	5.67%	5.77%	5.94%
Since Inception	6.64%	7.08%	6.90%	12.35%	13.18%	12.84%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.20	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	Percentage of Total Investments [1]
Financial	25.84%
Consumer Non-Cyclical	17.33
Energy	12.37
Industrial	10.68
Communications	10.23
Investment Companies	5.11
Basic Materials	4.79
Technology	4.71
Utilities	4.49
Consumer Cyclical	4.45

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/15

Moody’s Credit Rating [3]	Percentage of Total Investments [1]
Aaa	0.47%
Aa	7.02
A	40.80
Baa	51.23
Ba	0.39
Not Rated	0.09

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 90.53%

AEROSPACE & DEFENSE — 1.08%
United Technologies Corp.
4.88%, 05/01/15	$376	$376,000

		376,000
AGRICULTURE — 0.61%
Altria Group Inc.
4.13%, 09/11/15	114	115,442
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	57	58,411
Reynolds American Inc.
1.05%, 10/30/15	38	38,001

		211,854
AUTO MANUFACTURERS — 3.22%
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,396
1.05%, 06/05/15	188	188,116
Toyota Motor Credit Corp.
0.88%, 07/17/15[a]	300	300,372
2.80%, 01/11/16	264	268,184
3.20%, 06/17/15	214	214,786

		1,121,854
AUTO PARTS & EQUIPMENT — 0.34%
Johnson Controls Inc.
5.50%, 01/15/16	114	117,785

		117,785
BEVERAGES — 4.41%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	150	150,355
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	283	283,241
Brown-Forman Corp.
2.50%, 01/15/16	38	38,430
Coca-Cola Co. (The)
1.50%, 11/15/15	300	301,771
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	100,519
Diageo Finance BV
5.30%, 10/28/15	169	173,049
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	38	38,532

Security	Principal (000s)	Value
PepsiCo Inc.
0.70%, 08/13/15[a]	$188	$188,169
0.70%, 02/26/16	264	264,539

		1,538,605
BIOTECHNOLOGY — 0.22%
Genzyme Corp.
3.63%, 06/15/15	76	76,275

		76,275
CHEMICALS — 2.38%
Dow Chemical Co. (The)
2.50%, 02/15/16	119	120,575
Ecolab Inc.
1.00%, 08/09/15	114	114,155
EI du Pont de Nemours & Co.
1.95%, 01/15/16[a]	114	115,147
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	188	190,223
Praxair Inc.
0.75%, 02/21/16[a]	214	214,479
3.25%, 09/15/15	76	76,813

		831,392
COMPUTERS — 2.17%
Computer Sciences Corp.
2.50%, 09/15/15	38	38,227
Hewlett-Packard Co.
2.13%, 09/13/15	76	76,361
2.20%, 12/01/15	38	38,306
International Business Machines Corp.
0.75%, 05/11/15	300	300,025
2.00%, 01/05/16	300	303,148

		756,067
COSMETICS & PERSONAL CARE — 2.91%
Colgate-Palmolive Co.
3.15%, 08/05/15	76	76,547
Procter & Gamble Co. (The)
1.80%, 11/15/15	700	705,397
4.85%, 12/15/15	226	232,175

		1,014,119
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	200,027

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	$150	$153,147
3.88%, 09/16/15	76	76,926

		430,100
ELECTRIC — 7.16%
Alabama Power Co.
0.55%, 10/15/15[a]	207	206,994
Consolidated Edison Co. of New York Inc. Series 05-C
5.38%, 12/15/15	114	117,401
Duke Energy Carolinas LLC
5.30%, 10/01/15	188	191,700
Duke Energy Florida Inc.
0.65%, 11/15/15	188	188,199
Exelon Corp.
4.90%, 06/15/15	114	114,542
Georgia Power Co.
0.75%, 08/10/15	114	114,096
Series 12D
0.63%, 11/15/15	150	150,108
LG&E and KU Energy LLC
2.13%, 11/15/15	114	114,763
Louisville Gas & Electric Co.
1.63%, 11/15/15	188	188,960
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	150	150,061
7.88%, 12/15/15	28	29,182
Northern States Power Co./MN
1.95%, 08/15/15 (Call 06/01/15)	114	114,133
Progress Energy Inc.
5.63%, 01/15/16	250	258,386
Public Service Electric & Gas Co.
2.70%, 05/01/15	226	226,000
Southern Co. (The)
2.38%, 09/15/15	114	114,798
Union Electric Co.
5.40%, 02/01/16	95	98,439
Wisconsin Electric Power Co.
6.25%, 12/01/15	114	117,606

		2,495,368

Security	Principal (000s)	Value
ELECTRONICS — 0.89%
Honeywell International Inc.
5.40%, 03/15/16	$150	$156,172
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	152,936

		309,108
FOOD — 2.36%
ConAgra Foods Inc.
1.30%, 01/25/16	38	38,116
Kraft Foods Group Inc.
1.63%, 06/04/15	95	95,081
Kroger Co. (The)
3.90%, 10/01/15	19	19,218
Mondelez International Inc.
4.13%, 02/09/16	150	153,799
Sysco Corp.
0.55%, 06/12/15	114	114,028
Unilever Capital Corp.
0.45%, 07/30/15[a]	300	300,099
2.75%, 02/10/16	100	101,811

		822,152
FOREST PRODUCTS & PAPER — 0.33%
Plum Creek Timberlands LP
5.88%, 11/15/15	114	116,932

		116,932
GAS — 0.22%
Questar Corp.
2.75%, 02/01/16	76	77,066

		77,066
HEALTH CARE — PRODUCTS — 3.09%
Boston Scientific Corp.
6.25%, 11/15/15	76	78,068
Covidien International Finance SA
1.35%, 05/29/15	538	538,403
Life Technologies Corp.
3.50%, 01/15/16	38	38,652
Medtronic Inc.
2.63%, 03/15/16	76	77,262
Series B
4.75%, 09/15/15	264	268,033
St. Jude Medical Inc.
2.50%, 01/15/16	76	76,966

		1,077,384

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.33%
Kimberly-Clark Corp.
4.88%, 08/15/15	$114	$115,407

		115,407
INTERNET — 0.87%
Amazon.com Inc.
0.65%, 11/27/15	38	38,013
eBay Inc.
0.70%, 07/15/15	76	76,036
1.63%, 10/15/15	188	188,680

		302,729
IRON & STEEL — 0.29%
Vale Overseas Ltd.
6.25%, 01/11/16	100	102,950

		102,950
LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	38	38,070

		38,070
LODGING — 0.22%
Marriott International Inc./MD
5.81%, 11/10/15	76	77,984

		77,984
MACHINERY — 5.69%
Caterpillar Financial Services Corp.
0.70%, 11/06/15[a]	864	865,369
0.70%, 02/26/16	300	300,686
Caterpillar Inc.
0.95%, 06/26/15	114	114,130
John Deere Capital Corp.
0.70%, 09/04/15	76	76,085
0.75%, 01/22/16	300	300,836
0.95%, 06/29/15	326	326,346

		1,983,452
MANUFACTURING — 2.95%
Eaton Corp.
0.95%, 11/02/15	188	188,176
General Electric Co.
0.85%, 10/09/15	838	839,852

		1,028,028

Security	Principal (000s)	Value
MEDIA — 4.02%
Comcast Corp.
5.85%, 11/15/15	$500	$514,269
5.90%, 03/15/16	376	393,301
Cox Communications Inc.
5.50%, 10/01/15	38	38,747
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	153,092
Time Warner Inc.
3.15%, 07/15/15	114	114,618
Walt Disney Co. (The)
0.45%, 12/01/15	188	188,092

		1,402,119
METAL FABRICATE & HARDWARE — 0.54%
Precision Castparts Corp.
0.70%, 12/20/15	188	187,785

		187,785
MINING — 2.09%
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	338	348,172
Glencore Canada Corp.
6.00%, 10/15/15	76	77,625
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	300	301,830

		727,627
OFFICE & BUSINESS EQUIPMENT — 0.11%
Xerox Corp.
6.40%, 03/15/16	38	39,765

		39,765
OIL & GAS — 10.57%
BP Capital Markets PLC
0.70%, 11/06/15	226	226,211
3.13%, 10/01/15	338	341,688
3.20%, 03/11/16	514	525,298
EOG Resources Inc.
2.50%, 02/01/16	188	190,452
2.95%, 06/01/15	150	150,269
Marathon Oil Corp.
0.90%, 11/01/15	38	38,097
Marathon Petroleum Corp.
3.50%, 03/01/16	114	116,277

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Noble Holding International Ltd.
3.45%, 08/01/15	$38	$38,140
Occidental Petroleum Corp.
2.50%, 02/01/16	226	229,067
Shell International Finance BV
0.63%, 12/04/15[a]	114	114,200
3.10%, 06/28/15	338	339,476
3.25%, 09/22/15	438	442,575
Total Capital International SA
0.75%, 01/25/16	338	338,748
Total Capital SA
2.30%, 03/15/16	188	191,034
3.00%, 06/24/15	150	150,545
3.13%, 10/02/15[a]	250	252,714

		3,684,791
PHARMACEUTICALS — 8.16%
AbbVie Inc.
1.20%, 11/06/15	188	188,477
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	588	589,202
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	264	264,012
McKesson Corp.
0.95%, 12/04/15	76	76,157
Medco Health Solutions Inc.
2.75%, 09/15/15	38	38,265
Merck & Co. Inc.
2.25%, 01/15/16	264	267,395
Sanofi
2.63%, 03/29/16	700	713,552
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	338	338,913
Wyeth LLC
5.50%, 02/15/16	338	351,197
Zoetis Inc.
1.15%, 02/01/16	19	18,993

		2,846,163
PIPELINES — 2.47%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	38	39,159

Security	Principal (000s)	Value
Enterprise Products Operating LLC
1.25%, 08/13/15	$114	$114,166
3.20%, 02/01/16	76	77,258
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	38	38,761
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)[a]	138	139,750
TransCanada PipeLines Ltd.
0.75%, 01/15/16	376	375,921
3.40%, 06/01/15	76	76,147

		861,162
RETAIL — 6.87%
Costco Wholesale Corp.
0.65%, 12/07/15	376	376,756
CVS Health Corp.
3.25%, 05/18/15	38	38,055
Home Depot Inc. (The)
5.40%, 03/01/16	800	832,404
Lowe’s Companies Inc.
5.00%, 10/15/15[a]	150	153,173
McDonald’s Corp.
0.75%, 05/29/15	150	150,046
Wal-Mart Stores Inc.
1.50%, 10/25/15	414	416,370
2.25%, 07/08/15	226	226,874
4.50%, 07/01/15	200	201,357

		2,395,035
SEMICONDUCTORS — 0.43%
Texas Instruments Inc.
0.45%, 08/03/15	150	150,080

		150,080
SOFTWARE — 4.29%
Microsoft Corp.
1.63%, 09/25/15	550	552,851
2.50%, 02/08/16[a]	188	191,012
Oracle Corp.
5.25%, 01/15/16	726	750,349

		1,494,212
TELECOMMUNICATIONS — 7.68%
AT&T Inc.
0.80%, 12/01/15	226	226,101
0.90%, 02/12/16	683	683,235

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
Cisco Systems Inc.
5.50%, 02/22/16	$1,038	$1,080,006
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	156,404
Juniper Networks Inc.
3.10%, 03/15/16	76	77,330
Orange SA
2.13%, 09/16/15	38	38,193
Telefonica Emisiones SAU
3.99%, 02/16/16	114	116,660
Verizon Communications Inc.
0.70%, 11/02/15	300	299,982

		2,677,911
TRANSPORTATION — 0.22%
Norfolk Southern Corp.
5.75%, 01/15/16	38	39,330
Ryder System Inc.
3.60%, 03/01/16	38	38,802

		78,132

TOTAL CORPORATE BONDS & NOTES (Cost: $31,532,586)		31,565,463

SHORT-TERM INVESTMENTS — 15.10%

MONEY MARKET FUNDS — 15.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,456	1,456,274
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	209	209,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,598	3,597,842

		5,263,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,263,120)		5,263,120

TOTAL INVESTMENTS IN SECURITIES — 105.63% (Cost: $36,795,706)		36,828,583
Other Assets, Less Liabilities — (5.63)%		(1,963,148)

NET ASSETS — 100.00%		$34,865,435

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.33%

AEROSPACE & DEFENSE — 3.03%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,444,909
United Technologies Corp.
1.80%, 06/01/17	3,601	3,666,752

		5,111,661
AGRICULTURE — 1.71%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,349	1,503,678
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	208	213,977
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,027,605
Reynolds American Inc.
6.75%, 06/15/17	129	142,624

		2,887,884
AUTO MANUFACTURERS — 3.55%
American Honda Finance Corp.
1.20%, 07/14/17	500	500,941
1.55%, 12/11/17	1,300	1,311,219
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,843,005
1.38%, 01/10/18	251	252,060
1.45%, 01/12/18	500	502,842
1.75%, 05/22/17	1,550	1,574,161

		5,984,228
BEVERAGES — 6.66%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	1,593	1,594,479
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,124	2,139,788
Beam Suntory Inc.
1.88%, 05/15/17	409	413,195
Brown-Forman Corp.
1.00%, 01/15/18	574	569,208
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,616,094
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,883,840
5.75%, 10/23/17	165	183,004

Security	Principal (000s)	Value
PepsiCo Inc.
1.25%, 08/13/17	$1,837	$1,843,891

		11,243,499
BIOTECHNOLOGY — 0.55%
Amgen Inc.
2.13%, 05/15/17	904	919,817

		919,817
CHEMICALS — 2.01%
Eastman Chemical Co.
2.40%, 06/01/17	373	380,761
Ecolab Inc.
1.45%, 12/08/17[a]	409	408,862
Monsanto Co.
1.15%, 06/30/17	450	449,873
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	86	90,105
Praxair Inc.
1.05%, 11/07/17	940	938,533
Rohm & Haas Co.
6.00%, 09/15/17	109	120,271
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	1,000,602

		3,389,007
COMMERCIAL SERVICES — 0.36%
Catholic Health Initiatives
1.60%, 11/01/17	185	185,393
Western Union Co. (The)
2.88%, 12/10/17	409	421,068

		606,461
COMPUTERS — 4.06%
Apple Inc.
1.05%, 05/05/17	1,250	1,255,148
Computer Sciences Corp.
6.50%, 03/15/18	373	412,287
Hewlett-Packard Co.
2.60%, 09/15/17	861	882,718
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,553,577
5.70%, 09/14/17	2,289	2,536,668
NetApp Inc.
2.00%, 12/15/17	208	208,990

		6,849,388

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.37%
Ford Motor Credit Co. LLC
1.68%, 09/08/17	$500	$500,237
3.00%, 06/12/17	800	822,960
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	409	441,740
5.45%, 02/01/18	495	546,836

		2,311,773
ELECTRIC — 6.81%
Alabama Power Co.
5.50%, 10/15/17	129	141,943
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	497,297
Commonwealth Edison Co.
5.80%, 03/15/18	208	234,081
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	409	408,589
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	142,265
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,619,225
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,102,501
Georgia Power Co. Series B
5.70%, 06/01/17	208	227,276
MidAmerican Energy Co.
5.30%, 03/15/18	904	1,001,147
Nisource Finance Corp.
6.40%, 03/15/18	409	463,086
Northern States Power Co./MN
5.25%, 03/01/18	983	1,082,989
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	94,777
PECO Energy Co.
5.35%, 03/01/18	1,227	1,361,694
Pennsylvania Electric Co.
6.05%, 09/01/17	86	94,348
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	500	500,414

Security	Principal (000s)	Value
Southern Co. (The)
1.30%, 08/15/17	$500	$500,751
Union Electric Co.
6.40%, 06/15/17	129	142,343
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,867,321

		11,482,047
ELECTRONICS — 2.10%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,500,003
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,960,417
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,419

		3,546,839
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance USA Inc.
1.63%, 05/08/17	287	289,638

		289,638
ENVIRONMENTAL CONTROL — 0.27%
Waste Management Inc.
6.10%, 03/15/18	409	460,027

		460,027
FOOD — 2.11%
ConAgra Foods Inc.
1.90%, 01/25/18	452	450,978
Kellogg Co.
1.75%, 05/17/17	409	412,592
Kraft Foods Group Inc.
2.25%, 06/05/17	373	379,651
Kroger Co. (The)
6.40%, 08/15/17	86	95,459
Mondelez International Inc.
6.13%, 02/01/18	409	459,352
6.50%, 08/11/17	452	504,647
Sysco Corp.
1.45%, 10/02/17	500	502,815
5.25%, 02/12/18[a]	165	182,095
Unilever Capital Corp.
0.85%, 08/02/17[a]	574	572,556

		3,560,145

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
GAS — 0.30%
Sempra Energy
2.30%, 04/01/17	$500	$509,498

		509,498
HEALTH CARE — PRODUCTS — 1.51%
Covidien International Finance SA
6.00%, 10/15/17	330	367,676
CR Bard Inc.
1.38%, 01/15/18	674	669,732
Medtronic Inc.
1.50%, 03/15/18[b]	1,500	1,509,485

		2,546,893
HOUSEHOLD PRODUCTS & WARES — 0.49%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	821,235

		821,235
HOUSEWARES — 0.12%
Newell Rubbermaid Inc.
2.05%, 12/01/17	208	209,920

		209,920
INTERNET — 2.17%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[b]	500	500,555
Amazon.com Inc.
1.20%, 11/29/17	495	493,960
Baidu Inc.
2.25%, 11/28/17	900	907,631
eBay Inc.
1.35%, 07/15/17	1,349	1,347,151
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	409	415,401

		3,664,698
IRON & STEEL — 0.30%
Nucor Corp.
5.75%, 12/01/17	452	501,306

		501,306
LEISURE TIME — 0.17%
Carnival Corp.
1.88%, 12/15/17	287	286,501

		286,501

Security	Principal (000s)	Value
MACHINERY — 4.15%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	$500	$502,114
1.30%, 03/01/18	1,471	1,467,533
1.63%, 06/01/17[a]	1,104	1,116,746
Series G
1.25%, 11/06/17[a]	287	287,120
John Deere Capital Corp.
1.20%, 10/10/17	208	208,334
1.30%, 03/12/18	1,471	1,471,616
1.55%, 12/15/17	1,000	1,009,696
2.80%, 09/18/17	617	640,346
Roper Technologies Inc.
1.85%, 11/15/17[a]	287	289,041

		6,992,546
MANUFACTURING — 3.86%
3M Co.
1.00%, 06/26/17	1,161	1,164,877
Danaher Corp.
5.63%, 01/15/18	86	95,819
Eaton Corp.
1.50%, 11/02/17	574	576,633
General Electric Co.
5.25%, 12/06/17	3,936	4,337,798
Pentair Finance SA
1.88%, 09/15/17	336	337,647

		6,512,774
MEDIA — 4.11%
CBS Corp.
1.95%, 07/01/17	287	289,661
Comcast Corp.
5.88%, 02/15/18	409	459,299
6.30%, 11/15/17	2,589	2,913,809
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	373	372,850
Time Warner Cable Inc.
5.85%, 05/01/17	287	307,603
Viacom Inc.
3.50%, 04/01/17	287	298,007
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,291,145

		6,932,374

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.73%
Precision Castparts Corp.
1.25%, 01/15/18	$1,227	$1,223,261

		1,223,261
MINING — 1.93%
Freeport-McMoRan Inc.
2.38%, 03/15/18	653	651,372
Goldcorp Inc.
2.13%, 03/15/18[a]	500	501,523
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	1,715	1,722,170
Teck Resources Ltd.
2.50%, 02/01/18	379	377,844

		3,252,909
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	17,339

		17,339
OIL & GAS — 10.64%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,270	1,410,169
Apache Corp.
1.75%, 04/15/17	165	166,068
BP Capital Markets PLC
1.38%, 11/06/17	2,203	2,207,450
1.67%, 02/13/18	500	503,520
1.85%, 05/05/17	537	544,269
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	619,658
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,456,482
1.35%, 11/15/17	500	503,521
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,264,667
EOG Resources Inc.
5.88%, 09/15/17	330	364,634
Exxon Mobil Corp.
1.31%, 03/06/18	1,000	1,003,908
Marathon Oil Corp.
5.90%, 03/15/18[a]	287	316,941
Murphy Oil Corp.
2.50%, 12/01/17	409	402,318
Nabors Industries Inc.
6.15%, 02/15/18	208	221,230

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$531	$530,059
Phillips 66
2.95%, 05/01/17	452	467,012
Shell International Finance BV
1.13%, 08/21/17	1,306	1,312,297
Southwestern Energy Co.
7.50%, 02/01/18	129	145,793
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,644,890
Total Capital International SA
1.55%, 06/28/17	1,471	1,487,814
Valero Energy Corp.
6.13%, 06/15/17	86	94,156
XTO Energy Inc.
6.25%, 08/01/17	250	279,345

		17,946,201
OIL & GAS SERVICES — 0.37%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	450,138
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	165	174,075

		624,213
PHARMACEUTICALS — 8.55%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,073,691
Actavis Inc.
1.88%, 10/01/17	373	374,422
Allergan Inc./U.S.
1.35%, 03/15/18[a]	287	282,330
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,562,999
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,023,448
Cardinal Health Inc.
1.70%, 03/15/18	409	410,199
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,437,796
Johnson & Johnson
5.55%, 08/15/17	1,184	1,310,915
McKesson Corp.
1.40%, 03/15/18	409	407,111

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$531	$609,227
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,715	1,711,992
Pfizer Inc.
1.10%, 05/15/17	500	502,389
4.65%, 03/01/18	251	274,349
Wyeth LLC
5.45%, 04/01/17	983	1,067,733
Zoetis Inc.
1.88%, 02/01/18	373	372,599

		14,421,200
PIPELINES — 0.94%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	409	454,139
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	904	993,506
Questar Pipeline Co.
5.83%, 02/01/18	129	142,103

		1,589,748
RETAIL — 8.84%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,429,909
CVS Health Corp.
5.75%, 06/01/17	452	494,842
Dollar General Corp.
4.13%, 07/15/17	409	429,345
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,200,720
McDonald’s Corp.
5.35%, 03/01/18[a]	1,184	1,312,228
5.80%, 10/15/17	983	1,090,491
Nordstrom Inc.
6.25%, 01/15/18	287	321,096
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	409	410,385
Starbucks Corp.
6.25%, 08/15/17	250	277,734
Target Corp.
5.38%, 05/01/17	100	108,760
6.00%, 01/15/18	2,490	2,800,440
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	856,005
5.80%, 02/15/18	2,325	2,621,879

Security	Principal (000s)	Value
Walgreen Co.
1.80%, 09/15/17	$983	$992,757
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	500	503,945
Yum! Brands Inc.
6.25%, 03/15/18	48	53,787

		14,904,323
SEMICONDUCTORS — 2.63%
Altera Corp.
1.75%, 05/15/17	574	577,872
Intel Corp.
1.35%, 12/15/17	3,839	3,857,469

		4,435,341
SOFTWARE — 2.75%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	294,793
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	99,768
Microsoft Corp.
0.88%, 11/15/17[a]	1,148	1,145,470
Oracle Corp.
1.20%, 10/15/17	3,100	3,105,007

		4,645,038
TELECOMMUNICATIONS — 6.19%
America Movil SAB de CV
5.63%, 11/15/17[a]	775	856,530
AT&T Inc.
1.40%, 12/01/17	1,392	1,389,075
1.70%, 06/01/17	1,062	1,069,977
5.50%, 02/01/18	1,550	1,703,815
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	494,857
Telefonica Emisiones SAU
6.22%, 07/03/17	208	228,843
Verizon Communications Inc.
1.10%, 11/01/17	861	853,354
5.50%, 02/15/18	574	634,559
Vodafone Group PLC
1.25%, 09/26/17[a]	1,636	1,627,794
1.50%, 02/19/18	1,593	1,590,166

		10,448,970

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 1.81%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	$251	$273,619
5.75%, 03/15/18	904	1,011,732
CSX Corp.
6.25%, 03/15/18	452	511,650
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	212,367
United Parcel Service Inc.
1.13%, 10/01/17[a]	904	907,487
5.50%, 01/15/18	129	143,776

		3,060,631

TOTAL CORPORATE BONDS & NOTES
(Cost: $163,449,654)		164,189,333

SHORT-TERM INVESTMENTS — 7.11%

MONEY MARKET FUNDS — 7.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	7,087	7,087,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,017	1,017,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,895	3,895,360

		11,999,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,999,788)		11,999,788

TOTAL INVESTMENTS IN SECURITIES — 104.44%
(Cost: $175,449,442)		176,189,121
Other Assets, Less Liabilities — (4.44)%		(7,488,875)

NET ASSETS — 100.00%		$168,700,246

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.75%

AEROSPACE & DEFENSE — 2.87%
Boeing Capital Corp.
4.70%, 10/27/19	$186	$208,825
Boeing Co. (The)
4.88%, 02/15/20	484	549,857
L-3 Communications Corp.
5.20%, 10/15/19	95	104,742
Lockheed Martin Corp.
4.25%, 11/15/19	186	204,587
Northrop Grumman Corp.
5.05%, 08/01/19	83	92,227
Raytheon Co.
4.40%, 02/15/20	240	265,488

		1,425,726
AGRICULTURE — 2.49%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	207	209,570
9.25%, 08/06/19	95	121,045
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	137	167,559
Lorillard Tobacco Co.
8.13%, 06/23/19	95	115,536
Philip Morris International Inc.
4.50%, 03/26/20	559	621,481

		1,235,191
AUTO MANUFACTURERS — 2.79%
American Honda Finance Corp.
2.25%, 08/15/19	539	546,969
Toyota Motor Credit Corp.
2.13%, 07/18/19	829	839,903

		1,386,872
BEVERAGES — 3.78%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	808	927,151
6.88%, 11/15/19	108	130,530
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	221,165
PepsiCo Inc.
4.50%, 01/15/20	535	596,826

		1,875,672

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.85%
Gilead Sciences Inc.
2.35%, 02/01/20	$414	$422,045

		422,045
CHEMICALS — 4.92%
Air Products & Chemicals Inc.
4.38%, 08/21/19	186	204,220
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	95	94,724
Dow Chemical Co. (The)
8.55%, 05/15/19	166	206,237
EI du Pont de Nemours & Co.
4.63%, 01/15/20	510	566,932
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	329,862
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	402	451,038
6.50%, 05/15/19	195	228,558
Praxair Inc.
4.50%, 08/15/19	323	358,280

		2,439,851
COMMERCIAL SERVICES — 1.44%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	215	240,793
MasterCard Inc.
2.00%, 04/01/19	414	418,068
Western Union Co. (The)
3.35%, 05/22/19	54	55,467

		714,328
COMPUTERS — 4.06%
Apple Inc.
2.10%, 05/06/19	1,036	1,054,065
International Business Machines Corp.
1.88%, 05/15/19	500	503,611
8.38%, 11/01/19	269	343,927
Lexmark International Inc.
5.13%, 03/15/20	108	114,359

		2,015,962
DIVERSIFIED FINANCIAL SERVICES — 1.53%
BP Capital Markets PLC
2.52%, 01/15/20[a]	622	635,371

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
8.13%, 01/15/20	$100	$124,521

		759,892
ELECTRIC — 6.34%
Appalachian Power Co.
7.95%, 01/15/20	108	133,758
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	373	438,186
Consumers Energy Co.
6.70%, 09/15/19	373	444,494
Duke Energy Ohio Inc.
5.45%, 04/01/19	177	200,182
Exelon Generation Co. LLC
5.20%, 10/01/19	137	152,136
Georgia Power Co.
4.25%, 12/01/19	269	294,399
Kansas City Power & Light Co.
7.15%, 04/01/19	186	221,373
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	249	251,239
Public Service Co. of Colorado
5.13%, 06/01/19	269	301,696
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	83	83,236
Series I
1.80%, 06/01/19 (Call 05/01/19)	207	207,086
Virginia Electric and Power Co.
5.00%, 06/30/19	373	416,862

		3,144,647
ELECTRICAL COMPONENTS & EQUIPMENT — 0.91%
Emerson Electric Co.
4.88%, 10/15/19	402	451,226

		451,226
ENVIRONMENTAL CONTROL — 0.42%
Republic Services Inc.
5.50%, 09/15/19	186	210,624

		210,624
FOOD — 1.74%
Kellogg Co.
4.15%, 11/15/19	54	58,308
Kraft Foods Group Inc.
5.38%, 02/10/20	162	182,529

Security	Principal (000s)	Value
Kroger Co. (The)
6.15%, 01/15/20[a]	$108	$126,024
Mondelez International Inc.
5.38%, 02/10/20	215	244,110
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)[a]	207	210,520
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	41	41,838

		863,329
HAND & MACHINE TOOLS — 0.19%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	95	95,755

		95,755
HEALTH CARE — PRODUCTS — 5.74%
Baxter International Inc.
4.50%, 08/15/19	535	587,633
Becton Dickinson and Co.
5.00%, 05/15/19	240	265,449
6.38%, 08/01/19	54	63,004
Boston Scientific Corp.
6.00%, 01/15/20	95	108,810
Life Technologies Corp.
6.00%, 03/01/20	186	213,819
Medtronic Inc.
2.50%, 03/15/20[b]	395	403,027
4.45%, 03/15/20	767	850,451
Stryker Corp.
4.38%, 01/15/20	323	355,155

		2,847,348
HEALTH CARE — SERVICES — 0.42%
Quest Diagnostics Inc.
2.70%, 04/01/19	207	210,166

		210,166
INTERNET — 4.31%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	1,100	1,098,084
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	83	84,600
Baidu Inc.
2.75%, 06/09/19	500	504,250
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	456	454,354

		2,141,288

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
IRON & STEEL — 0.20%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	$95	$101,764

		101,764
MACHINERY — 3.95%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	290	293,205
2.25%, 12/01/19	414	419,068
John Deere Capital Corp.
1.70%, 01/15/20	787	779,616
2.25%, 04/17/19[a]	394	400,154
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	66	66,300

		1,958,343
MANUFACTURING — 1.17%
3M Co.
1.63%, 06/15/19	207	206,472
Illinois Tool Works Inc.
6.25%, 04/01/19	323	374,603

		581,075
MEDIA — 5.27%
Comcast Corp.
5.15%, 03/01/20	862	984,804
5.70%, 07/01/19	207	238,459
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	269	308,076
Thomson Reuters Corp.
4.70%, 10/15/19	108	118,968
Time Warner Cable Inc.
5.00%, 02/01/20	186	195,283
Time Warner Inc.
2.10%, 06/01/19	207	207,489
4.88%, 03/15/20	178	199,101
Viacom Inc.
5.63%, 09/15/19	137	154,386
Walt Disney Co. (The)
1.85%, 05/30/19	207	207,899

		2,614,465
MINING — 2.29%
Barrick Gold Corp.
6.95%, 04/01/19	108	126,089

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	$185	$217,206
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	141	139,491
Newmont Mining Corp.
5.13%, 10/01/19[a]	95	103,746
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	437	550,588

		1,137,120
OFFICE & BUSINESS EQUIPMENT — 0.25%
Xerox Corp.
5.63%, 12/15/19	108	122,445

		122,445
OIL & GAS — 10.87%
Anadarko Petroleum Corp.
6.95%, 06/15/19	137	160,797
BP Capital Markets PLC
2.24%, 05/10/19[a]	414	417,948
Cenovus Energy Inc.
5.70%, 10/15/19	137	154,209
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	658	660,733
2.19%, 11/15/19 (Call 10/15/19)	207	211,011
ConocoPhillips
6.00%, 01/15/20	546	642,812
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	169	189,972
Encana Corp.
6.50%, 05/15/19	137	157,136
EOG Resources Inc.
5.63%, 06/01/19	285	325,441
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	500	503,475
Husky Energy Inc.
7.25%, 12/15/19	95	113,027
Pride International Inc.
8.50%, 06/15/19[a]	83	98,659
Shell International Finance BV
4.30%, 09/22/19	468	516,367
4.38%, 03/25/20	423	470,515
Talisman Energy Inc.
7.75%, 06/01/19	137	159,031

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Total Capital International SA
2.10%, 06/19/19	$497	$504,117
Valero Energy Corp.
6.13%, 02/01/20	95	109,230

		5,394,480
OIL & GAS SERVICES — 1.31%
Halliburton Co.
6.15%, 09/15/19[a]	559	652,090

		652,090
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
6.80%, 08/01/19	41	47,850

		47,850
PHARMACEUTICALS — 8.18%
Abbott Laboratories
2.00%, 03/15/20	287	287,804
5.13%, 04/01/19	261	293,787
Actavis Funding SCS
2.45%, 06/15/19[a]	21	21,049
3.00%, 03/12/20 (Call 02/12/20)	237	241,350
AstraZeneca PLC
1.95%, 09/18/19	613	615,841
Express Scripts Holding Co.
2.25%, 06/15/19	41	41,049
7.25%, 06/15/19	54	64,244
Johnson & Johnson
1.88%, 12/05/19	414	418,668
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	59,461
Merck & Co. Inc.
1.85%, 02/10/20	150	150,346
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	762	858,753
Pfizer Inc.
2.10%, 05/15/19	829	840,939
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	166	165,699

		4,058,990
PIPELINES — 2.06%
Enbridge Energy Partners LP
5.20%, 03/15/20	95	104,454
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	207	206,698

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	$149	$174,336
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	54	61,514
8.75%, 05/01/19	95	118,127
Spectra Energy Capital LLC
8.00%, 10/01/19	108	130,480
Williams Partners LP
5.25%, 03/15/20[a]	203	224,628

		1,020,237
REAL ESTATE INVESTMENT TRUSTS — 0.72%
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	249	258,026
Weyerhaeuser Co.
7.38%, 10/01/19	83	98,825

		356,851
RETAIL — 5.00%
AutoNation Inc.
5.50%, 02/01/20	83	91,388
Costco Wholesale Corp.
1.70%, 12/15/19	808	804,810
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	83	84,202
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	414	420,952
McDonald’s Corp.
1.88%, 05/29/19[a]	373	374,251
Target Corp.
2.30%, 06/26/19	414	422,590
TJX Companies Inc. (The)
6.95%, 04/15/19	186	221,164
Yum! Brands Inc.
5.30%, 09/15/19	54	60,131

		2,479,488
SEMICONDUCTORS — 1.10%
Texas Instruments Inc.
1.65%, 08/03/19	547	544,556

		544,556
SOFTWARE — 4.42%
Adobe Systems Inc.
4.75%, 02/01/20	54	59,947

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	$666	$670,212
4.20%, 06/01/19	260	286,190
Oracle Corp.
2.25%, 10/08/19	579	586,610
5.00%, 07/08/19	526	591,095

		2,194,054
TELECOMMUNICATIONS — 6.04%
America Movil SAB de CV
5.00%, 03/30/20	785	886,079
Cisco Systems Inc.
4.45%, 01/15/20	932	1,038,508
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	191,089
Orange SA
5.38%, 07/08/19	108	122,150
Telefonica Emisiones SAU
5.88%, 07/15/19	95	108,588
Verizon Communications Inc.
2.63%, 02/21/20[a]	250	252,657
6.35%, 04/01/19	108	124,864
Vodafone Group PLC
5.45%, 06/10/19	240	271,794

		2,995,729
TOYS, GAMES & HOBBIES — 0.12%
Mattel Inc.
2.35%, 05/06/19	62	61,602

		61,602
TRANSPORTATION — 0.90%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	54	60,087
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,174
2.55%, 06/01/19 (Call 05/01/19)	95	96,123
United Parcel Service Inc.
5.13%, 04/01/19	228	257,472

		446,856

TOTAL CORPORATE BONDS & NOTES
(Cost: $48,631,999)		49,007,917

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.42%

MONEY MARKET FUNDS — 6.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,704	$2,703,581
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	388	388,017
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	93	92,707

		3,184,305

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,184,305)		3,184,305

TOTAL INVESTMENTS IN SECURITIES — 105.17%
(Cost: $51,816,304)		52,192,222
Other Assets, Less Liabilities — (5.17)%		(2,564,354)

NET ASSETS — 100.00%		$49,627,868

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.05%

ADVERTISING — 0.53%
Omnicom Group Inc.
3.63%, 05/01/22	$199	$208,527

		208,527
AEROSPACE & DEFENSE — 5.05%
Embraer SA
5.15%, 06/15/22	66	69,135
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	431	419,709
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	464	461,587
United Technologies Corp.
3.10%, 06/01/22	995	1,027,284

		1,977,715
AGRICULTURE — 2.00%
Altria Group Inc.
2.85%, 08/09/22	166	164,429
Philip Morris International Inc.
2.63%, 03/06/23	564	555,303
Reynolds American Inc.
3.25%, 11/01/22	66	65,154

		784,886
AIRLINES — 0.51%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	198,737

		198,737
AUTO MANUFACTURERS — 1.02%
Toyota Motor Credit Corp.
2.63%, 01/10/23	398	397,706

		397,706
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	19	20,520

		20,520
BEVERAGES — 5.55%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	332	326,054
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	597	585,551

Security	Principal (000s)	Value
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	$66	$63,253
Diageo Investment Corp.
2.88%, 05/11/22	498	501,463
8.00%, 09/15/22	100	132,491
PepsiCo Inc.
2.75%, 03/01/23	564	566,151

		2,174,963
BIOTECHNOLOGY — 0.35%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	68,950
Celgene Corp.
3.25%, 08/15/22	66	67,308

		136,258
CHEMICALS — 3.69%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	33	32,901
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	65,472
Cabot Corp.
3.70%, 07/15/22	66	67,485
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	66	66,322
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	68,092
EI du Pont de Nemours & Co.
2.80%, 02/15/23	564	561,039
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	332	320,230
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	63,849
2.70%, 02/21/23 (Call 11/21/22)	199	198,365

		1,443,755
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	66	65,362

		65,362
COMPUTERS — 1.14%
Computer Sciences Corp.
4.45%, 09/15/22	33	33,631
Hewlett-Packard Co.
4.05%, 09/15/22	33	34,354

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
International Business Machines Corp.
1.88%, 08/01/22	$400	$379,786

		447,771
COSMETICS & PERSONAL CARE — 1.48%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	348,553
2.30%, 05/03/22	166	164,349
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	66	64,500

		577,402
DISTRIBUTION & WHOLESALE — 0.38%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	150,434

		150,434
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	213,774

		213,774
ELECTRIC — 8.08%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	66,189
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	166	166,598
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	63,778
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	259,061
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	66,999
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	66	64,849
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	65,976
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	166	169,216
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	133	133,449
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	166	173,595
Georgia Power Co.
2.85%, 05/15/22[a]	199	199,436

Security	Principal (000s)	Value
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$133	$128,475
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)[a]	199	212,749
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	64,037
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	66	68,179
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	332	325,532
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	67,093
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	332	325,108
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	76,331
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	464	465,124

		3,161,774
ELECTRICAL COMPONENTS & EQUIPMENT — 0.76%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	299	296,485

		296,485
ELECTRONICS — 0.17%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)[a]	66	66,457

		66,457
ENGINEERING & CONSTRUCTION — 1.46%
ABB Finance USA Inc.
2.88%, 05/08/22	564	570,438

		570,438
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	66	66,231

		66,231
FOOD — 1.57%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	115	112,330
Kraft Foods Group Inc.
3.50%, 06/06/22	166	170,247
Sysco Corp.
2.60%, 06/12/22	265	261,677

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	$66	$71,913

		616,167
GAS — 0.42%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	166	165,224

		165,224
HAND & MACHINE TOOLS — 0.17%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	66,598

		66,598
HEALTH CARE — PRODUCTS — 1.42%
Baxter International Inc.
2.40%, 08/15/22	332	317,032
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	238,272

		555,304
HEALTH CARE — SERVICES — 0.83%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	257,036
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	66	67,876

		324,912
HOME BUILDERS — 0.35%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	137,207

		137,207
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 03/01/23	33	33,799

		33,799
HOUSEHOLD PRODUCTS & WARES — 0.25%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	65,344
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	33	33,009

		98,353
INTERNET — 2.41%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	66	64,588
Baidu Inc.
3.50%, 11/28/22	400	404,369

Security	Principal (000s)	Value
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	$498	$475,936

		944,893
IRON & STEEL — 0.54%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	199	212,664

		212,664
LODGING — 0.12%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	48,745

		48,745
MACHINERY — 3.04%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	197,041
2.85%, 06/01/22	100	101,442
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	231,314
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	661,054

		1,190,851
MANUFACTURING — 3.92%
3M Co.
2.00%, 06/26/22[a]	232	227,501
Eaton Corp.
2.75%, 11/02/22	133	132,594
General Electric Co.
2.70%, 10/09/22	995	1,004,010
Parker-Hannifin Corp.
3.50%, 09/15/22	100	105,688
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	65,035

		1,534,828
MEDIA — 3.97%
21st Century Fox America Inc.
3.00%, 09/15/22	66	66,454
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	239,692
Comcast Corp.
2.85%, 01/15/23	498	502,622
3.13%, 07/15/22	133	137,245

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$66	$81,091
Time Warner Inc.
3.40%, 06/15/22	66	67,487
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	66	65,026
Walt Disney Co. (The)
2.35%, 12/01/22[a]	398	395,656

		1,555,273
METAL FABRICATE & HARDWARE — 1.24%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	498	486,840

		486,840
MINING — 2.29%
Barrick Gold Corp.
3.85%, 04/01/22	133	130,891
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	199	185,240
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	97,886
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	458	450,844
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	33	30,686

		895,547
OIL & GAS — 13.41%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	166	167,546
BP Capital Markets PLC
2.50%, 11/06/22	730	708,226
3.25%, 05/06/22[a]	232	236,671
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	829	813,649
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	498	484,560
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	166	168,604
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	66	66,702
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	550	544,562
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	66	63,843

Security	Principal (000s)	Value
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	$66	$61,447
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	523,070
Phillips 66
4.30%, 04/01/22	133	144,024
Shell International Finance BV
2.25%, 01/06/23	464	450,686
2.38%, 08/21/22	398	391,408
Total Capital International SA
2.70%, 01/25/23	431	426,668

		5,251,666
OIL & GAS SERVICES — 1.89%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	66	64,957
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	630	611,953
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	66	62,682

		739,592
PHARMACEUTICALS — 9.04%
AbbVie Inc.
2.90%, 11/06/22	232	229,442
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	132,171
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	166	158,443
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	265	254,630
Cardinal Health Inc.
3.20%, 03/15/23	199	199,748
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	365,112
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	547	552,375
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	65,651
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	650	645,840
Novartis Capital Corp.
2.40%, 09/21/22	663	658,749
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	199	197,043

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$83	$82,181

		3,541,385
PIPELINES — 3.12%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	65,139
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	265	265,624
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	64,125
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	66	62,781
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	64,003
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[a]	66	64,271
TransCanada PipeLines Ltd.
2.50%, 08/01/22	482	468,682
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	101,539
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	64,018

		1,220,182
REAL ESTATE INVESTMENT TRUSTS — 0.25%
American Tower Corp.
3.50%, 01/31/23	100	98,029

		98,029
RETAIL — 1.64%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	34,302
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	100,030
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	365	376,721
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	33	32,612
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	33	32,636
Walgreen Co.
3.10%, 09/15/22	66	66,018

		642,319

Security	Principal (000s)	Value
SEMICONDUCTORS — 2.52%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	$265	$258,154
Intel Corp.
2.70%, 12/15/22	663	664,108
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	65,816

		988,078
SOFTWARE — 3.61%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	66,446
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	67,577
Microsoft Corp.
2.13%, 11/15/22	398	390,076
Oracle Corp.
2.50%, 10/15/22	896	888,433

		1,412,532
TELECOMMUNICATIONS — 3.95%
America Movil SAB de CV
3.13%, 07/16/22	600	609,281
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[a]	314	303,460
Motorola Solutions Inc.
3.50%, 03/01/23	66	65,571
3.75%, 05/15/22	66	66,834
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	70,053
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	232	222,952
Vodafone Group PLC
2.95%, 02/19/23	214	208,371

		1,546,522
TEXTILES — 0.17%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	67,270

		67,270
TRANSPORTATION — 2.71%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	133	134,583
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	81,048

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
FedEx Corp.
2.63%, 08/01/22	$100	$98,887
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	65,942
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	67,487
4.16%, 07/15/22 (Call 04/15/22)	166	183,576
United Parcel Service Inc.
2.45%, 10/01/22	431	429,389

		1,060,912

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,079,643)		38,394,887

SHORT-TERM INVESTMENTS — 7.93%

MONEY MARKET FUNDS — 7.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	2,310	2,309,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	332	331,500
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	463	463,425

		3,104,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,104,720)		3,104,720

TOTAL INVESTMENTS IN SECURITIES — 105.98%
(Cost: $41,184,363)		41,499,607
Other Assets, Less Liabilities — (5.98)%		(2,342,880)

NET ASSETS — 100.00%		$39,156,727

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 81.23%

AEROSPACE & DEFENSE — 0.15%
United Technologies Corp.
4.88%, 05/01/15	$100	$100,000

		100,000
AGRICULTURE — 0.58%
Altria Group Inc.
4.13%, 09/11/15	300	303,793
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	76,857

		380,650
AUTO MANUFACTURERS — 1.41%
PACCAR Financial Corp.
1.05%, 06/05/15	300	300,186
Toyota Motor Credit Corp.
0.88%, 07/17/15[a]	300	300,372
2.80%, 01/11/16	75	76,188
3.20%, 06/17/15	250	250,918

		927,664
AUTO PARTS & EQUIPMENT — 0.16%
Johnson Controls Inc.
5.50%, 01/15/16	100	103,320

		103,320
BANKS — 31.31%
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,824
Bank of America Corp.
1.25%, 01/11/16	300	300,830
3.63%, 03/17/16	525	537,221
3.70%, 09/01/15	200	201,992
Bank of Montreal
0.80%, 11/06/15	200	200,422
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,390
Bank of Nova Scotia (The)
0.75%, 10/09/15	375	375,649
2.90%, 03/29/16	525	536,461
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	450	459,137
5.20%, 12/23/15	50	51,404

Security	Principal (000s)	Value
BBVA U.S. Senior SAU
4.66%, 10/09/15	$400	$406,446
BNP Paribas SA
3.60%, 02/23/16	550	562,397
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	525	526,071
Capital One Financial Corp.
1.00%, 11/06/15	150	150,175
Citigroup Inc.
1.25%, 01/15/16	975	978,019
2.25%, 08/07/15	200	200,852
Commonwealth Bank of Australia/New York NY
1.25%, 09/18/15	250	250,743
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	450	453,479
Deutsche Bank AG/London
3.25%, 01/11/16	550	559,546
Fifth Third Bancorp
3.63%, 01/25/16	450	459,189
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	500	500,000
3.63%, 02/07/16	1,000	1,020,423
3.70%, 08/01/15	250	251,882
5.35%, 01/15/16	200	206,176
Intesa Sanpaolo SpA
3.13%, 01/15/16[a]	600	607,162
JPMorgan Chase & Co.
1.10%, 10/15/15	350	350,793
2.60%, 01/15/16	400	405,089
3.40%, 06/24/15	350	351,502
3.45%, 03/01/16	450	459,897
5.15%, 10/01/15	300	305,343
5.25%, 05/01/15	175	175,000
KeyCorp
3.75%, 08/13/15	400	403,343
Lloyds Bank PLC
4.88%, 01/21/16	100	102,945
Morgan Stanley
1.75%, 02/25/16[a]	350	352,523
4.00%, 07/24/15	300	302,367
5.38%, 10/15/15	1,000	1,020,749

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.60%, 08/07/15	$250	$250,829
National Bank of Canada
1.50%, 06/26/15	250	250,451
PNC Funding Corp.
4.25%, 09/21/15[b]	200	202,794
Royal Bank of Canada
0.80%, 10/30/15	100	100,217
0.85%, 03/08/16	525	526,775
2.63%, 12/15/15	250	253,422
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	400	402,328
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	550	566,148
State Street Corp.
2.88%, 03/07/16	250	254,961
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	250	250,366
U.S. Bancorp/MN
2.45%, 07/27/15	300	301,526
3.44%, 02/01/16	225	229,378
Wells Fargo & Co.
1.50%, 07/01/15	500	500,916
Wells Fargo Bank N.A.
0.75%, 07/20/15[a]	750	750,574
Westpac Banking Corp.
0.95%, 01/12/16	200	200,630
3.00%, 12/09/15	850	863,071

		20,530,827
BEVERAGES — 2.26%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	250	250,591
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	425	425,362
Coca-Cola Co. (The)
1.50%, 11/15/15	300	301,771
Coca-Cola HBC Finance BV
5.50%, 09/17/15	100	101,669
Diageo Finance BV
5.30%, 10/28/15	100	102,396
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	101,400

Security	Principal (000s)	Value
PepsiCo Inc.
0.70%, 08/13/15[a]	$200	$200,180

		1,483,369
BIOTECHNOLOGY — 0.46%
Celgene Corp.
2.45%, 10/15/15	200	201,525
Genentech Inc.
4.75%, 07/15/15	100	100,840

		302,365
CHEMICALS — 0.62%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	106,390
Ecolab Inc.
1.00%, 08/09/15	200	200,272
EI du Pont de Nemours & Co.
1.95%, 01/15/16[a]	100	101,006

		407,668
COMPUTERS — 1.04%
Hewlett-Packard Co.
2.13%, 09/13/15	205	205,974
2.20%, 12/01/15	75	75,604
International Business Machines Corp.
0.75%, 05/11/15	100	100,008
2.00%, 01/05/16	300	303,148

		684,734
COSMETICS & PERSONAL CARE — 0.50%
Procter & Gamble Co. (The)
1.80%, 11/15/15	225	226,735
3.15%, 09/01/15	100	100,923

		327,658
DIVERSIFIED FINANCIAL SERVICES — 9.41%
American Express Credit Corp.
1.75%, 06/12/15	150	150,218
2.75%, 09/15/15[a]	850	856,514
Charles Schwab Corp. (The)
0.85%, 12/04/15[a]	150	150,380
Credit Suisse USA Inc.
5.13%, 08/15/15	700	709,458
Ford Motor Credit Co. LLC
2.75%, 05/15/15	500	500,067
5.63%, 09/15/15	200	203,463
12.00%, 05/15/15	500	501,437

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
General Electric Capital Corp.
1.00%, 12/11/15	$200	$200,697
1.00%, 01/08/16	500	502,206
1.63%, 07/02/15	300	300,649
5.00%, 01/08/16	400	412,570
HSBC Finance Corp.
5.00%, 06/30/15	400	402,722
5.50%, 01/19/16	500	516,135
Jefferies Group LLC
3.88%, 11/09/15	300	303,710
Nomura Holdings Inc.
4.13%, 01/19/16	150	153,125
ORIX Corp.
5.00%, 01/12/16	300	308,075

		6,171,426
ELECTRIC — 3.04%
Alabama Power Co.
0.55%, 10/15/15	250	249,992
Duke Energy Carolinas LLC
5.30%, 10/01/15	250	254,921
Entergy Corp.
3.63%, 09/15/15	250	252,217
Exelon Corp.
4.90%, 06/15/15	300	301,426
Georgia Power Co. Series 12D
0.63%, 11/15/15	75	75,054
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	350	350,142
2.60%, 09/01/15	150	150,944
PSEG Power LLC
5.50%, 12/01/15	250	256,562
TECO Finance Inc.
4.00%, 03/15/16	100	102,728

		1,993,986
ELECTRONICS — 0.39%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	100	100,000
3.20%, 03/01/16	150	152,936

		252,936
FOOD — 2.31%
ConAgra Foods Inc.
1.30%, 01/25/16	200	200,608

Security	Principal (000s)	Value
Kraft Foods Group Inc.
1.63%, 06/04/15	$350	$350,300
Kroger Co. (The)
3.90%, 10/01/15	300	303,451
Mondelez International Inc.
4.13%, 02/09/16	450	461,396
Sysco Corp.
0.55%, 06/12/15	100	100,025
Unilever Capital Corp.
0.45%, 07/30/15	100	100,033

		1,515,813
HEALTH CARE — PRODUCTS — 0.62%
Covidien International Finance SA
1.35%, 05/29/15	100	100,075
2.80%, 06/15/15	100	100,262
Life Technologies Corp.
3.50%, 01/15/16	100	101,717
Medtronic Inc.
Series B
4.75%, 09/15/15	100	101,527

		403,581
HEALTH CARE — SERVICES — 0.53%
Anthem Inc.
1.25%, 09/10/15	100	100,205
UnitedHealth Group Inc.
0.85%, 10/15/15	250	250,482

		350,687
INSURANCE — 3.24%
ACE INA Holdings Inc.
2.60%, 11/23/15	150	151,549
5.60%, 05/15/15	150	150,201
Aegon NV
4.63%, 12/01/15	75	76,668
Aflac Inc.
3.45%, 08/15/15	100	100,732
American International Group Inc.
2.38%, 08/24/15	175	175,824
5.05%, 10/01/15	200	203,552
Aon Corp.
3.50%, 09/30/15	250	252,810
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	250	253,071

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Manulife Financial Corp.
3.40%, 09/17/15	$100	$101,011
MetLife Inc.
5.00%, 06/15/15	250	251,291
Prudential Financial Inc.
Series C
4.75%, 06/13/15	150	150,644
Series D
4.75%, 09/17/15	100	101,501
Travelers Companies Inc. (The)
5.50%, 12/01/15[a]	150	154,292

		2,123,146
INTERNET — 0.31%
Amazon.com Inc.
0.65%, 11/27/15	100	100,035
eBay Inc.
0.70%, 07/15/15	100	100,047

		200,082
IRON & STEEL — 0.31%
Vale Overseas Ltd.
6.25%, 01/11/16	200	205,900

		205,900
LEISURE TIME — 0.15%
Carnival Corp.
1.20%, 02/05/16	100	100,185

		100,185
MACHINERY — 0.99%
Caterpillar Financial Services Corp.
1.10%, 05/29/15	350	350,139
John Deere Capital Corp.
0.75%, 01/22/16	300	300,836

		650,975
MANUFACTURING — 0.88%
Eaton Corp.
0.95%, 11/02/15	375	375,351
General Electric Co.
0.85%, 10/09/15	200	200,442

		575,793
MEDIA — 1.64%
Comcast Corp.
5.90%, 03/15/16	300	313,804

Security	Principal (000s)	Value
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	$75	$76,268
3.50%, 03/01/16	300	306,183
Time Warner Inc.
3.15%, 07/15/15	225	226,219
Walt Disney Co. (The)
0.45%, 12/01/15	150	150,073

		1,072,547
MINING — 0.79%
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	150	154,514
7.25%, 03/01/16	100	105,278
Glencore Canada Corp.
6.00%, 10/15/15	150	153,208
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	105	105,641

		518,641
OFFICE & BUSINESS EQUIPMENT — 0.24%
Xerox Corp.
6.40%, 03/15/16	150	156,968

		156,968
OIL & GAS — 3.55%
BP Capital Markets PLC
3.13%, 10/01/15	450	454,910
3.20%, 03/11/16	300	306,594
Marathon Oil Corp.
0.90%, 11/01/15	200	200,511
Marathon Petroleum Corp.
3.50%, 03/01/16	100	101,997
Noble Holding International Ltd.
3.05%, 03/01/16	150	150,908
Shell International Finance BV
3.10%, 06/28/15	250	251,092
3.25%, 09/22/15	100	101,045
Total Capital SA
2.30%, 03/15/16	450	457,263
3.00%, 06/24/15	200	200,727
3.13%, 10/02/15	100	101,086

		2,326,133
OIL & GAS SERVICES — 0.08%
Weatherford International Ltd./Bermuda
5.50%, 02/15/16	50	51,390

		51,390

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
PHARMACEUTICALS — 3.81%
AbbVie Inc.
1.20%, 11/06/15	$700	$701,778
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	375	375,767
McKesson Corp.
0.95%, 12/04/15	100	100,206
3.25%, 03/01/16[a]	100	102,001
Medco Health Solutions Inc.
2.75%, 09/15/15	100	100,698
Merck & Co. Inc.
2.25%, 01/15/16	300	303,858
Sanofi
2.63%, 03/29/16	400	407,744
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	100	100,270
Wyeth LLC
5.50%, 02/15/16	150	155,857
Zoetis Inc.
1.15%, 02/01/16[a]	150	149,943

		2,498,122
PIPELINES — 1.94%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	150	154,574
Enterprise Products Operating LLC
3.20%, 02/01/16	450	457,449
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]	50	51,001
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	300	309,427
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)[a]	100	101,268
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	50,561
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	99,979
3.40%, 06/01/15	50	50,097

		1,274,356

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.60%
Digital Realty Trust LP
4.50%, 07/15/15 (Call 05/26/15)	$300	$300,716
ERP Operating LP
5.13%, 03/15/16	150	155,530
HCP Inc.
3.75%, 02/01/16	100	102,032
Health Care REIT Inc.
3.63%, 03/15/16	75	76,694
Kilroy Realty Corp.
5.00%, 11/03/15	105	106,923
Simon Property Group LP
5.75%, 12/01/15 (Call 09/02/15)	300	305,007

		1,046,902
RETAIL — 2.29%
Costco Wholesale Corp.
0.65%, 12/07/15	100	100,201
CVS Health Corp.
3.25%, 05/18/15	75	75,109
Home Depot Inc. (The)
5.40%, 03/01/16	500	520,253
Lowe’s Companies Inc.
5.00%, 10/15/15	100	102,115
Wal-Mart Stores Inc.
1.50%, 10/25/15	500	502,862
2.25%, 07/08/15	100	100,387
Yum! Brands Inc.
4.25%, 09/15/15	100	101,216

		1,502,143
SAVINGS & LOANS — 0.15%
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/24/15)	100	100,639

		100,639
SEMICONDUCTORS — 0.15%
Texas Instruments Inc.
0.45%, 08/03/15	100	100,053

		100,053
SOFTWARE — 1.04%
Microsoft Corp.
1.63%, 09/25/15	375	376,944
2.50%, 02/08/16[a]	100	101,602

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
Oracle Corp.
5.25%, 01/15/16	$200	$206,708

		685,254
TELECOMMUNICATIONS — 2.79%
AT&T Inc.
0.80%, 12/01/15	300	300,134
0.90%, 02/12/16	150	150,052
2.50%, 08/15/15	100	100,485
British Telecommunications PLC
2.00%, 06/22/15	200	200,374
Cisco Systems Inc.
5.50%, 02/22/16	275	286,129
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	156,404
Orange SA
2.13%, 09/16/15	150	150,764
Telefonica Emisiones SAU
3.99%, 02/16/16	325	332,582
Verizon Communications Inc.
0.70%, 11/02/15[a]	150	149,991

		1,826,915
TEXTILES — 0.33%
Mohawk Industries Inc.
6.13%, 01/15/16	208	215,453

		215,453
TRANSPORTATION — 0.16%
Norfolk Southern Corp.
5.75%, 01/15/16	100	103,501

		103,501

TOTAL CORPORATE BONDS & NOTES		53,271,782
(Cost: $53,237,274)

INVESTMENT COMPANIES — 11.45%
iShares iBonds Mar 2016 Corporate ex-Financials ETF[b]	76	7,509,985

TOTAL INVESTMENT COMPANIES
(Cost: $7,504,435)		7,509,985

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 13.13%

MONEY MARKET FUNDS — 13.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	2,376	$2,375,854
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	341	340,981
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,890	5,890,396

		8,607,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,607,231)		8,607,231

TOTAL INVESTMENTS IN SECURITIES — 105.81%		69,388,998
(Cost: $69,348,940)
Other Assets, Less Liabilities — (5.81)%		(3,807,946)

NET ASSETS — 100.00%		$65,581,052

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 92.31%

ADVERTISING — 0.12%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$101,203

		101,203
AEROSPACE & DEFENSE — 0.82%
General Dynamics Corp.
1.00%, 11/15/17	150	149,577
L-3 Communications Corp.
1.50%, 05/28/17	150	148,896
United Technologies Corp.
1.80%, 06/01/17	300	305,478
5.38%, 12/15/17[a]	100	110,708

		714,659
AGRICULTURE — 0.83%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	100	111,466
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	77,155
Lorillard Tobacco Co.
2.30%, 08/21/17	50	50,490
Philip Morris International Inc.
1.13%, 08/21/17	400	401,017
Reynolds American Inc.
6.75%, 06/15/17	75	82,921

		723,049
AUTO MANUFACTURERS — 1.44%
American Honda Finance Corp.
1.20%, 07/14/17	100	100,188
1.55%, 12/11/17	300	302,589
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,429
1.38%, 01/10/18	600	602,533
1.75%, 05/22/17	100	101,559

		1,257,298
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,601

		99,601

Security	Principal (000s)	Value
BANKS — 31.55%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	$250	$249,827
1.50%, 01/16/18	250	249,702
Bank of America Corp.
1.70%, 08/25/17[a]	500	501,775
2.00%, 01/11/18	850	855,674
5.70%, 05/02/17	250	268,158
5.75%, 12/01/17	600	658,544
6.00%, 09/01/17	450	493,385
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,453
1.40%, 09/11/17	250	250,793
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	372,762
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	301,018
1.38%, 12/18/17 (Call 11/18/17)	350	350,716
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,646
1.60%, 08/15/17 (Call 07/14/17)	100	100,729
BNP Paribas SA
2.38%, 09/14/17	300	305,994
BPCE SA
1.63%, 01/26/18	250	250,399
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,416
Capital One Financial Corp.
6.75%, 09/15/17	150	167,486
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,065
1.65%, 02/05/18 (Call 01/05/18)	500	497,517
Citigroup Inc.
1.55%, 08/14/17	750	749,775
1.85%, 11/24/17	250	250,854
6.00%, 08/15/17	100	109,579
6.13%, 11/21/17	850	942,240
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	500	505,090
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	250,380

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	$250	$251,652
CorpBanca SA
3.13%, 01/15/18	200	201,500
Credit Suisse/New York NY
1.38%, 05/26/17	1,100	1,099,817
6.00%, 02/15/18	190	210,045
Deutsche Bank AG/London
1.35%, 05/30/17	450	448,776
1.88%, 02/13/18[a]	500	500,807
6.00%, 09/01/17[a]	375	411,697
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	198,431
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,066,956
6.25%, 09/01/17	650	717,468
HSBC USA Inc.
1.30%, 06/23/17	100	100,225
1.50%, 11/13/17	300	300,423
1.63%, 01/16/18	300	300,236
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	261,181
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	827,664
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,434
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,653
Morgan Stanley
5.95%, 12/28/17	800	884,392
Series F
5.55%, 04/27/17	600	646,665
MUFG Union Bank N.A.
2.13%, 06/16/17	250	253,185
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	248,998
PNC Bank N.A.
6.00%, 12/07/17[b]	250	277,068
Royal Bank of Canada
1.25%, 06/16/17	250	250,506
1.40%, 10/13/17	250	250,642
1.50%, 01/16/18	250	250,960

Security	Principal (000s)	Value
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	$250	$250,094
Societe Generale SA
2.75%, 10/12/17	250	256,975
State Street Corp.
4.96%, 03/15/18	150	161,377
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	248,974
1.75%, 01/16/18	250	250,823
1.80%, 07/18/17	250	251,228
SunTrust Banks Inc.
6.00%, 09/11/17	150	165,181
Svenska Handelsbanken AB
1.63%, 03/21/18	500	502,253
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	250,257
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	250	253,076
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,966
1.38%, 09/11/17 (Call 08/11/17)	250	250,907
UBS AG/Stamford CT
1.38%, 08/14/17	250	250,066
1.80%, 03/26/18	250	250,387
5.88%, 12/20/17	500	553,401
Wachovia Corp.
5.75%, 02/01/18	550	612,020
Wells Fargo & Co.
1.50%, 01/16/18	900	902,022
5.63%, 12/11/17	650	719,576
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	278,166
Westpac Banking Corp.
1.20%, 05/19/17	150	149,839
1.50%, 12/01/17	500	500,212
1.60%, 01/12/18	350	350,597

		27,622,755
BEVERAGES — 1.91%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	83,272
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	400	400,371

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$250	$251,859
Coca-Cola Co. (The)
1.65%, 03/14/18	250	253,624
Diageo Capital PLC
1.50%, 05/11/17	250	252,437
5.75%, 10/23/17	250	277,278
PepsiCo Inc.
1.25%, 08/13/17	150	150,563

		1,669,404
BIOTECHNOLOGY — 0.88%
Amgen Inc.
1.25%, 05/22/17	250	249,984
2.13%, 05/15/17	250	254,374
Biogen Inc.
6.88%, 03/01/18	100	114,748
Celgene Corp.
1.90%, 08/15/17	150	151,740

		770,846
CHEMICALS — 1.19%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,968
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	99,688
Eastman Chemical Co.
2.40%, 06/01/17	250	255,202
Ecolab Inc.
1.45%, 12/08/17	75	74,975
1.55%, 01/12/18	150	149,979
Monsanto Co.
1.15%, 06/30/17	150	149,958
RPM International Inc.
6.50%, 02/15/18	100	111,235
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,761

		1,040,766
COMMERCIAL SERVICES — 0.23%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	100,133
Western Union Co. (The)
2.88%, 12/10/17	100	102,951

		203,084

Security	Principal (000s)	Value
COMPUTERS — 2.35%
Apple Inc.
1.05%, 05/05/17	$350	$351,441
Computer Sciences Corp.
6.50%, 03/15/18	50	55,266
Hewlett-Packard Co.
2.60%, 09/15/17	355	363,955
5.50%, 03/01/18	150	165,633
International Business Machines Corp.
5.70%, 09/14/17	850	941,969
NetApp Inc.
2.00%, 12/15/17	175	175,833

		2,054,097
DIVERSIFIED FINANCIAL SERVICES — 8.35%
Air Lease Corp.
5.63%, 04/01/17	50	53,378
American Express Co.
6.15%, 08/28/17	600	664,189
7.00%, 03/19/18	600	689,370
American Express Credit Corp.
1.13%, 06/05/17	300	299,764
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	1,050	1,201,760
Bear Stearns Companies LLC (The)
6.40%, 10/02/17[a]	550	611,800
Charles Schwab Corp. (The)
6.38%, 09/01/17	100	111,715
Discover Financial Services
6.45%, 06/12/17	150	164,785
Ford Motor Credit Co. LLC
1.72%, 12/06/17[a]	200	199,801
2.15%, 01/09/18	300	302,978
2.38%, 01/16/18	700	710,493
3.00%, 06/12/17	200	205,740
General Electric Capital Corp.
2.30%, 04/27/17	450	461,823
5.63%, 09/15/17	1,045	1,153,771
Janus Capital Group Inc.
6.70%, 06/15/17	100	109,577
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	220,944

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
NYSE Holdings LLC
2.00%, 10/05/17	$150	$152,093

		7,313,981
ELECTRIC — 3.79%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	100,464
Appalachian Power Co. Series K
5.00%, 06/01/17	100	107,230
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	249,382
CMS Energy Corp.
5.05%, 02/15/18	75	81,696
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	75	74,925
Duke Energy Corp.
1.63%, 08/15/17	200	201,898
Edison International
3.75%, 09/15/17	75	79,218
Exelon Generation Co. LLC
6.20%, 10/01/17	75	82,688
Kansas City Power & Light Co.
6.38%, 03/01/18	450	509,078
Nisource Finance Corp.
6.40%, 03/15/18	255	288,721
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	162,984
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	82,655
PECO Energy Co.
5.35%, 03/01/18	250	277,444
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	450	450,372
Southern Co. (The)
1.30%, 08/15/17	100	100,150
TransAlta Corp.
1.90%, 06/03/17	250	248,915
Virginia Electric and Power Co.
5.95%, 09/15/17	200	221,587

		3,319,407

Security	Principal (000s)	Value
ELECTRONICS — 1.27%
Amphenol Corp.
1.55%, 09/15/17	$100	$99,853
Honeywell International Inc.
5.30%, 03/01/18	375	416,977
Koninklijke Philips NV
5.75%, 03/11/18	400	446,056
Tech Data Corp.
3.75%, 09/21/17	50	51,837
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,487

		1,115,210
ENVIRONMENTAL CONTROL — 0.13%
Waste Management Inc.
6.10%, 03/15/18	100	112,476

		112,476
FOOD — 1.55%
Campbell Soup Co.
3.05%, 07/15/17	100	103,320
ConAgra Foods Inc.
1.90%, 01/25/18[a]	225	224,492
General Mills Inc.
1.40%, 10/20/17	300	300,486
Kraft Foods Group Inc.
2.25%, 06/05/17	125	127,229
Kroger Co. (The)
6.40%, 08/15/17	100	110,999
Mondelez International Inc.
6.13%, 02/01/18	105	117,926
Sysco Corp.
5.25%, 02/12/18	250	275,901
Unilever Capital Corp.
0.85%, 08/02/17	100	99,748

		1,360,101
FOREST PRODUCTS & PAPER — 0.14%
Domtar Corp.
10.75%, 06/01/17	100	118,875

		118,875
HEALTH CARE — PRODUCTS — 1.23%
Becton Dickinson and Co.
1.45%, 05/15/17	100	100,375
1.80%, 12/15/17	400	403,452

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Covidien International Finance SA
6.00%, 10/15/17	$175	$194,980
CR Bard Inc.
1.38%, 01/15/18	75	74,525
Medtronic Inc.
1.50%, 03/15/18[c]	300	301,897

		1,075,229
HEALTH CARE — SERVICES — 1.50%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	150,495
Anthem Inc.
1.88%, 01/15/18	105	105,775
5.88%, 06/15/17	200	218,589
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	101,668
UnitedHealth Group Inc.
1.40%, 12/15/17	450	453,093
6.00%, 02/15/18	250	281,597

		1,311,217
HOUSEHOLD PRODUCTS & WARES — 0.25%
Clorox Co. (The)
5.95%, 10/15/17	100	110,911
Kimberly-Clark Corp.
6.13%, 08/01/17	100	111,128

		222,039
HOUSEWARES — 0.12%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	100,923

		100,923
INSURANCE — 2.59%
American International Group Inc.
5.85%, 01/16/18	600	667,901
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	253,614
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	302,731
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	100	105,972
Kemper Corp.
6.00%, 05/15/17	100	107,446
MetLife Inc.
1.76%, 12/15/17	125	126,270

Security	Principal (000s)	Value
Principal Financial Group Inc.
1.85%, 11/15/17	$100	$100,836
Prudential Financial Inc. Series D
6.00%, 12/01/17	405	450,644
Voya Financial Inc.
2.90%, 02/15/18	150	154,404

		2,269,818
INTERNET — 0.97%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a,c]	200	200,222
Amazon.com Inc.
1.20%, 11/29/17	150	149,684
Baidu Inc.
2.25%, 11/28/17	200	201,696
eBay Inc.
1.35%, 07/15/17	200	199,726
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	101,565

		852,893
LEISURE TIME — 0.11%
Carnival Corp.
1.88%, 12/15/17	100	99,826

		99,826
LODGING — 0.11%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,623

		100,623
MACHINERY — 1.55%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	251,057
Series G
1.25%, 11/06/17	250	250,104
John Deere Capital Corp.
1.20%, 10/10/17	250	250,401
1.55%, 12/15/17	300	302,909
2.80%, 09/18/17	150	155,676
Roper Technologies Inc.
1.85%, 11/15/17	150	151,067

		1,361,214

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
MANUFACTURING — 1.48%
3M Co.
1.00%, 06/26/17	$100	$100,334
Eaton Corp.
1.50%, 11/02/17	200	200,918
General Electric Co.
5.25%, 12/06/17	800	881,666
Tyco Electronics Group SA
6.55%, 10/01/17	100	111,729

		1,294,647
MEDIA — 2.11%
Comcast Corp.
5.88%, 02/15/18	105	117,913
6.30%, 11/15/17	250	281,364
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	249,899
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,205
Time Warner Cable Inc.
5.85%, 05/01/17	425	455,510
Viacom Inc.
3.50%, 04/01/17	125	129,794
6.13%, 10/05/17	100	110,446
Walt Disney Co. (The)
1.10%, 12/01/17	400	400,375

		1,845,506
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
1.25%, 01/15/18	100	99,695

		99,695
MINING — 1.26%
Freeport-McMoRan Inc.
2.38%, 03/15/18	425	423,941
Goldcorp Inc.
2.13%, 03/15/18	100	100,305
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	400	401,672
Teck Resources Ltd.
2.50%, 02/01/18	175	174,466

		1,100,384

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.
5.75%, 09/15/17	$162	$175,558

		175,558
OIL & GAS — 4.55%
Anadarko Petroleum Corp.
6.38%, 09/15/17	405	449,700
Apache Corp.
1.75%, 04/15/17	150	150,971
BP Capital Markets PLC
1.38%, 11/06/17	250	250,505
1.85%, 05/05/17	150	152,030
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	149,153
5.70%, 05/15/17	200	215,909
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	300,303
1.35%, 11/15/17	300	302,113
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	175	174,265
Exxon Mobil Corp.
1.31%, 03/06/18	250	250,977
Marathon Oil Corp.
6.00%, 10/01/17	200	219,609
Murphy Oil Corp.
2.50%, 12/01/17	100	98,366
Nabors Industries Inc.
6.15%, 02/15/18	200	212,722
Phillips 66
2.95%, 05/01/17	225	232,473
Rowan Companies Inc.
5.00%, 09/01/17	94	97,958
Shell International Finance BV
1.13%, 08/21/17	100	100,482
Southwestern Energy Co.
3.30%, 01/23/18	75	76,840
7.50%, 02/01/18	100	113,018
Total Capital Canada Ltd.
1.45%, 01/15/18	350	351,902
Valero Energy Corp.
6.13%, 06/15/17	75	82,113

		3,981,409

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.36%
FMC Technologies Inc.
2.00%, 10/01/17	$100	$100,794
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	200	211,000

		311,794
PHARMACEUTICALS — 4.51%
AbbVie Inc.
1.75%, 11/06/17	700	703,730
Actavis Funding SCS
2.35%, 03/12/18	500	506,029
Actavis Inc.
1.88%, 10/01/17	250	250,953
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,873
AstraZeneca PLC
5.90%, 09/15/17	450	499,502
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,849
Cardinal Health Inc.
1.70%, 03/15/18	100	100,293
Express Scripts Holding Co.
1.25%, 06/02/17	250	249,318
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	303,334
Johnson & Johnson
5.55%, 08/15/17	200	221,438
McKesson Corp.
1.40%, 03/15/18	75	74,654
Medco Health Solutions Inc.
7.13%, 03/15/18	75	86,049
Merck & Co. Inc.
1.10%, 01/31/18	300	299,474
Pfizer Inc.
1.10%, 05/15/17	350	351,672
Zoetis Inc.
1.88%, 02/01/18	100	99,892

		3,946,060
PIPELINES — 1.40%
Buckeye Partners LP
6.05%, 01/15/18	50	54,456

Security	Principal (000s)	Value
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	$100	$111,036
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	302,228
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	299,900
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	199,937
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	107,270
TransCanada PipeLines Ltd.
1.88%, 01/12/18	150	151,421

		1,226,248
REAL ESTATE INVESTMENT TRUSTS — 1.92%
American Tower Corp.
4.50%, 01/15/18	275	294,026
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	54,406
HCP Inc.
6.70%, 01/30/18	155	174,840
Health Care REIT Inc.
2.25%, 03/15/18	305	308,609
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	108,875
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	79,535
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	303,349
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	153,158
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	207,081

		1,683,879
RETAIL — 3.76%
Costco Wholesale Corp.
1.13%, 12/15/17	400	400,535
CVS Health Corp.
5.75%, 06/01/17	400	437,914
Darden Restaurants Inc.
6.45%, 10/15/17	50	54,471
Dollar General Corp.
4.13%, 07/15/17	100	104,974

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Kohl’s Corp.
6.25%, 12/15/17	$100	$111,446
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,412
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	112,944
McDonald’s Corp.
5.35%, 03/01/18	250	277,075
Nordstrom Inc.
6.25%, 01/15/18	100	111,880
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,169
Starbucks Corp.
6.25%, 08/15/17	75	83,320
Target Corp.
5.38%, 05/01/17	300	326,281
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	326,305
5.80%, 02/15/18	300	338,307
Walgreen Co.
1.80%, 09/15/17	150	151,489
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	302,367

		3,290,889
SEMICONDUCTORS — 0.63%
Altera Corp.
1.75%, 05/15/17	100	100,674
Intel Corp.
1.35%, 12/15/17	450	452,165

		552,839
SOFTWARE — 0.72%
Autodesk Inc.
1.95%, 12/15/17	100	100,733
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	102,715
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,826
Oracle Corp.
1.20%, 10/15/17	350	350,565

		628,839

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.19%
AT&T Inc.
1.40%, 12/01/17[a]	$500	$498,950
5.50%, 02/01/18	450	494,656
British Telecommunications PLC
5.95%, 01/15/18	200	222,575
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	99,971
Qwest Corp.
6.50%, 06/01/17	100	107,870
Telefonica Emisiones SAU
6.22%, 07/03/17	125	137,526
Verizon Communications Inc.
1.35%, 06/09/17[a]	750	750,260
5.50%, 02/15/18	75	82,913
Vodafone Group PLC
1.50%, 02/19/18	400	399,288

		2,794,009
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
1.70%, 03/15/18	100	99,125

		99,125
TRANSPORTATION — 0.72%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	100	109,011
5.75%, 03/15/18	75	83,938
CSX Corp.
6.25%, 03/15/18	100	113,197
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	76,575
United Parcel Service Inc.
1.13%, 10/01/17	250	250,964

		633,685
WATER — 0.19%
American Water Capital Corp.
6.09%, 10/15/17	150	166,469

		166,469

TOTAL CORPORATE BONDS & NOTES
(Cost: $80,491,477)		80,821,629

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

April 30, 2015

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 5.82%
iShares iBonds Mar 2018 Corporate ex-Financials ETF[b]	51	$5,098,470

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,453)		5,098,470

SHORT-TERM INVESTMENTS — 4.17%

MONEY MARKET FUNDS — 4.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,d,e]	1,881	1,880,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	270	269,916
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,498	1,497,531

		3,648,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,648,141)		3,648,141

TOTAL INVESTMENTS IN SECURITIES — 102.30%
(Cost: $89,120,071)		89,568,240
Other Assets, Less Liabilities — (2.30)%		(2,015,461)

NET ASSETS — 100.00%		$87,552,779

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 92.52%

AEROSPACE & DEFENSE — 0.87%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$168,408
L-3 Communications Corp.
5.20%, 10/15/19	145	159,869
Lockheed Martin Corp.
4.25%, 11/15/19	200	219,986

		548,263
AGRICULTURE — 1.18%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	300	303,725
9.25%, 08/06/19	125	159,270
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	85,614
Lorillard Tobacco Co.
8.13%, 06/23/19	70	85,132
Philip Morris International Inc.
4.50%, 03/26/20	100	111,177

		744,918
AUTO MANUFACTURERS — 1.36%
American Honda Finance Corp.
2.25%, 08/15/19	250	253,696
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	199,812
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	202,630
2.15%, 03/12/20	200	201,482

		857,620
BANKS — 31.34%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	200	201,743
2.38%, 03/16/20	200	201,245
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	100	101,183
Bank of America Corp.
2.65%, 04/01/19[a]	825	839,809
7.63%, 06/01/19	200	240,244
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	254,098
2.30%, 09/11/19 (Call 08/11/19)	415	420,262

Security	Principal (000s)	Value
Series G
2.15%, 02/24/20 (Call 01/24/20)	$150	$150,677
Bank of Nova Scotia (The)
2.05%, 06/05/19	150	150,532
Barclays Bank PLC
5.13%, 01/08/20	350	396,350
6.75%, 05/22/19	450	531,195
Barclays PLC
2.75%, 11/08/19	200	202,473
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	303,416
6.85%, 04/30/19	200	235,911
BPCE SA
2.25%, 01/27/20[a]	250	251,351
2.50%, 07/15/19	250	254,414
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	550	554,307
Citigroup Inc.
2.40%, 02/18/20	250	249,892
2.50%, 07/29/19	300	303,146
2.55%, 04/08/19	800	812,336
8.50%, 05/22/19	200	247,436
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	100,060
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	252,384
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20	250	250,895
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b]	250	250,919
Credit Suisse/New York NY
5.30%, 08/13/19	200	224,428
5.40%, 01/14/20[a]	510	571,627
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	202,507
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	550	554,199
5.38%, 03/15/20	400	451,077
HSBC USA Inc.
2.25%, 06/23/19	300	301,783
2.35%, 03/05/20	300	301,102

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
JPMorgan Chase & Co.
2.20%, 10/22/19	$750	$748,752
2.25%, 01/23/20 (Call 12/23/19)	400	398,761
4.95%, 03/25/20	500	558,863
KeyBank N.A./Cleveland OH
2.50%, 12/15/19	250	253,394
Lloyds Bank PLC
2.35%, 09/05/19	200	201,737
2.40%, 03/17/20	200	201,568
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	248,656
Morgan Stanley
2.38%, 07/23/19	100	100,342
5.63%, 09/23/19	800	903,792
7.30%, 05/13/19	750	890,808
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	251,040
PNC Bank N.A.
2.40%, 10/18/19 (Call 09/18/19)[c]	250	253,028
PNC Funding Corp.
5.13%, 02/08/20[c]	300	339,672
Royal Bank of Canada
2.15%, 03/06/20	250	251,154
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	300	344,838
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	506,019
Svenska Handelsbanken AB
2.25%, 06/17/19	250	253,065
Toronto-Dominion Bank (The)
2.25%, 11/05/19	550	555,921
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	200	202,554
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	250	251,955
UBS AG/Stamford CT
2.35%, 03/26/20	250	251,045
2.38%, 08/14/19	250	252,398
Wells Fargo & Co.
2.13%, 04/22/19	250	251,959
Series N
2.15%, 01/30/20	450	450,010
Westpac Banking Corp.
4.88%, 11/19/19[a]	450	501,446

		19,785,778

Security	Principal (000s)	Value
BEVERAGES — 1.33%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	$550	$631,105
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	98,848
PepsiCo Inc.
4.50%, 01/15/20	100	111,556

		841,509
BIOTECHNOLOGY — 0.72%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	250	252,292
Celgene Corp.
2.25%, 05/15/19	100	100,503
Gilead Sciences Inc.
2.35%, 02/01/20	100	101,943

		454,738
CHEMICALS — 2.65%
Dow Chemical Co. (The)
8.55%, 05/15/19	380	472,108
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	253,483
EI du Pont de Nemours & Co.
4.63%, 01/15/20	100	111,163
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	439,817
Monsanto Co.
2.13%, 07/15/19	75	75,559
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	112,198
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	101,106
Praxair Inc.
4.50%, 08/15/19	100	110,923

		1,676,357
COMMERCIAL SERVICES — 0.16%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	100	101,626

		101,626
COMPUTERS — 1.45%
Apple Inc.
2.10%, 05/06/19	750	763,078
International Business Machines Corp.
8.38%, 11/01/19	100	127,854

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Lexmark International Inc.
5.13%, 03/15/20	$25	$26,472

		917,404
COSMETICS & PERSONAL CARE — 0.16%
Procter & Gamble Co. (The)
1.90%, 11/01/19	100	100,823

		100,823
DIVERSIFIED FINANCIAL SERVICES — 5.50%
American Express Credit Corp.
2.25%, 08/15/19	300	303,197
Ameriprise Financial Inc.
5.30%, 03/15/20	150	171,823
BP Capital Markets PLC
2.52%, 01/15/20[a]	100	102,150
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	202,022
8.13%, 01/15/20	200	249,042
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	150	151,980
5.50%, 01/08/20	200	231,262
6.00%, 08/07/19	625	729,823
Jefferies Group LLC
8.50%, 07/15/19	100	119,650
Legg Mason Inc.
2.70%, 07/15/19	100	101,435
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	125	139,705
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	248,995
Nomura Holdings Inc.
6.70%, 03/04/20	300	357,725
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	250	250,114
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	115,267

		3,474,190
ELECTRIC — 2.73%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	354,024
CMS Energy Corp.
8.75%, 06/15/19	125	156,087

Security	Principal (000s)	Value
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	$100	$101,110
5.20%, 08/15/19	100	111,736
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	101,113
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,474
5.20%, 10/01/19	100	111,048
Kansas City Power & Light Co.
7.15%, 04/01/19	100	119,018
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,225
2.70%, 09/15/19 (Call 08/15/19)	100	102,121
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	100,270
Public Service Co. of Colorado
5.13%, 06/01/19	100	112,155
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	100	100,041
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	125	125,713

		1,721,135
ELECTRICAL COMPONENTS & EQUIPMENT — 0.27%
Emerson Electric Co.
4.88%, 10/15/19	150	168,368

		168,368
ENVIRONMENTAL CONTROL — 0.31%
Republic Services Inc.
5.00%, 03/01/20	175	194,718

		194,718
FOOD — 1.85%
General Mills Inc.
2.20%, 10/21/19	300	302,051
JM Smucker Co. (The)
2.50%, 03/15/20[b]	100	100,919
Kellogg Co.
4.15%, 11/15/19	100	107,978
Kraft Foods Group Inc.
5.38%, 02/10/20	100	112,672
Kroger Co. (The)
6.15%, 01/15/20	100	116,688

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Mondelez International Inc.
5.38%, 02/10/20	$150	$170,310
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	100	101,701
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	150	153,065

		1,165,384
FOREST PRODUCTS & PAPER — 0.20%
International Paper Co.
9.38%, 05/15/19	100	126,301

		126,301
GAS — 0.64%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	151,873
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	250	251,361

		403,234
HAND & MACHINE TOOLS — 0.16%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	100,795

		100,795
HEALTH CARE — PRODUCTS — 2.48%
Becton Dickinson and Co.
2.68%, 12/15/19	300	306,370
6.38%, 08/01/19	100	116,673
Boston Scientific Corp.
6.00%, 01/15/20[a]	100	114,537
Life Technologies Corp.
6.00%, 03/01/20	100	114,957
Medtronic Inc.
2.50%, 03/15/20[b]	895	913,189

		1,565,726
HEALTH CARE — SERVICES — 1.12%
Anthem Inc.
2.25%, 08/15/19	100	100,369
Humana Inc.
2.63%, 10/01/19	100	101,528
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	151,105
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,047
2.70%, 04/01/19	100	101,530

Security	Principal (000s)	Value
UnitedHealth Group Inc.
2.30%, 12/15/19	$150	$152,247

		706,826
HOLDING COMPANIES — DIVERSIFIED — 0.32%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	50	50,707
FS Investment Corp.
4.00%, 07/15/19	50	50,404
4.25%, 01/15/20 (Call 12/15/19)	100	101,084

		202,195
HOUSEHOLD PRODUCTS & WARES — 0.39%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	248,973

		248,973
HOUSEWARES — 0.12%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	76,385

		76,385
INSURANCE — 2.76%
ACE INA Holdings Inc.
5.90%, 06/15/19	100	114,974
Allstate Corp. (The)
7.45%, 05/16/19	100	120,027
American Financial Group Inc./OH
9.88%, 06/15/19	100	127,182
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	252,071
Berkshire Hathaway Inc.
2.10%, 08/14/19	100	101,691
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	141,993
Lincoln National Corp.
8.75%, 07/01/19	125	156,631
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	190,945
Protective Life Corp.
7.38%, 10/15/19	100	119,782
Prudential Financial Inc.
7.38%, 06/15/19	250	300,827
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	115,699

		1,741,822

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
INTERNET — 1.27%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	$400	$399,303
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	100	101,928
Baidu Inc.
2.75%, 06/09/19	200	201,700
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	100	99,639

		802,570
IRON & STEEL — 0.20%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	120	128,544

		128,544
MACHINERY — 1.46%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	150,211
2.10%, 06/09/19	150	151,658
John Deere Capital Corp.
1.70%, 01/15/20	50	49,531
2.30%, 09/16/19	400	406,190
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	80	80,363
Roper Technologies Inc.
6.25%, 09/01/19	75	86,615

		924,568
MANUFACTURING — 0.16%
3M Co.
1.63%, 06/15/19	100	99,745

		99,745
MEDIA — 2.74%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)[a]	150	149,881
Comcast Corp.
5.15%, 03/01/20	250	285,616
5.70%, 07/01/19	50	57,599
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	350	392,416
Time Warner Cable Inc.
5.00%, 02/01/20	350	367,467
Time Warner Inc.
2.10%, 06/01/19	100	100,236
4.88%, 03/15/20	100	111,855

Security	Principal (000s)	Value
Viacom Inc.
5.63%, 09/15/19	$100	$112,690
Walt Disney Co. (The)
1.85%, 05/30/19	150	150,651

		1,728,411
MINING — 2.16%
Barrick Gold Corp.
6.95%, 04/01/19	125	145,937
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	400	469,635
Freeport-McMoRan Inc.
3.10%, 03/15/20(a)	200	197,860
Newmont Mining Corp.
5.13%, 10/01/19	100	109,206
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	350	440,974

		1,363,612
OFFICE & BUSINESS EQUIPMENT — 0.27%
Xerox Corp.
5.63%, 12/15/19	150	170,062

		170,062
OIL & GAS — 5.00%
BP Capital Markets PLC
2.24%, 05/10/19[a]	150	151,431
2.32%, 02/13/20[a]	250	252,895
Cenovus Energy Inc.
5.70%, 10/15/19	150	168,842
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	351,454
2.19%, 11/15/19 (Call 10/15/19)	75	76,453
ConocoPhillips
6.00%, 01/15/20	100	117,731
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	75	84,307
Encana Corp.
6.50%, 05/15/19	100	114,698
EOG Resources Inc.
5.63%, 06/01/19	100	114,190
EQT Corp.
8.13%, 06/01/19	50	59,482
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	250	251,737
Husky Energy Inc.
7.25%, 12/15/19	150	178,464

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Pride International Inc.
8.50%, 06/15/19[a]	$75	$89,150
Rowan Companies Inc.
7.88%, 08/01/19	50	56,500
Shell International Finance BV
4.30%, 09/22/19	350	386,172
4.38%, 03/25/20	150	166,849
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)[a]	150	155,530
Talisman Energy Inc.
7.75%, 06/01/19	100	116,081
Total Capital International SA
2.10%, 06/19/19	150	152,148
Valero Energy Corp.
6.13%, 02/01/20	100	114,979

		3,159,093
OIL & GAS SERVICES — 0.35%
Halliburton Co.
6.15%, 09/15/19	100	116,653
SESI LLC
6.38%, 05/01/19 (Call 06/01/15)	100	102,000

		218,653
PACKAGING & CONTAINERS — 0.16%
Rock-Tenn Co.
3.50%, 03/01/20	100	103,191

		103,191
PHARMACEUTICALS — 2.95%
Abbott Laboratories
2.00%, 03/15/20	195	195,546
5.13%, 04/01/19	100	112,562
Actavis Funding SCS
2.45%, 06/15/19[a]	100	100,236
3.00%, 03/12/20 (Call 02/12/20)	495	504,085
Actavis Inc.
6.13%, 08/15/19	25	28,456
AstraZeneca PLC
1.95%, 09/18/19	100	100,464
Express Scripts Holding Co.
2.25%, 06/15/19	200	200,239
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	366,266
Pfizer Inc.
2.10%, 05/15/19	150	152,160

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	$100	$99,819

		1,859,833
PIPELINES — 2.57%
Enbridge Energy Partners LP
5.20%, 03/15/20	50	54,976
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	49,927
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	75	76,123
5.25%, 01/31/20	125	141,074
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	58,502
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	350	353,538
Magellan Midstream Partners LP
6.55%, 07/15/19	100	116,549
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,022
Plains All American Pipeline LP/ PAA Finance Corp.
5.75%, 01/15/20	250	284,785
Spectra Energy Capital LLC
5.65%, 03/01/20	125	137,495
Williams Partners LP
5.25%, 03/15/20	250	276,636

		1,624,627
REAL ESTATE INVESTMENT TRUSTS — 2.73%
Boston Properties LP
5.88%, 10/15/19	150	173,278
Digital Realty Trust LP
5.88%, 02/01/20	75	85,047
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	151,786
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	155,076
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	150	150,862
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	159,906
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	100	103,302
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	230,900
10.35%, 04/01/19 (Call 01/01/19)	150	193,216

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	$125	$133,243
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,816
Weyerhaeuser Co.
7.38%, 10/01/19	75	89,299

		1,726,731
RETAIL — 2.21%
AutoNation Inc.
5.50%, 02/01/20	100	110,105
Costco Wholesale Corp.
1.70%, 12/15/19	150	149,408
1.75%, 02/15/20	100	99,592
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	101,449
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	254,198
McDonald’s Corp.
1.88%, 05/29/19[a]	100	100,335
Target Corp.
2.30%, 06/26/19	300	306,224
TJX Companies Inc. (The)
6.95%, 04/15/19	100	118,906
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	150	152,729

		1,392,946
SEMICONDUCTORS — 0.28%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	75	77,827
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	100,944

		178,771
SOFTWARE — 2.14%
CA Inc.
5.38%, 12/01/19	100	111,506
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	350	352,214
Oracle Corp.
2.25%, 10/08/19	600	607,886
5.00%, 07/08/19	250	280,939

		1,352,545

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.39%
America Movil SAB de CV
5.00%, 10/16/19	$100	$112,193
5.00%, 03/30/20[a]	400	451,505
Cisco Systems Inc.
4.45%, 01/15/20	450	501,425
Orange SA
5.38%, 07/08/19	200	226,204
Telefonica Emisiones SAU
5.88%, 07/15/19	200	228,606
Verizon Communications Inc.
2.63%, 02/21/20[a]	900	909,564
6.35%, 04/01/19	100	115,615
Vodafone Group PLC
5.45%, 06/10/19	200	226,495

		2,771,607
TOYS, GAMES & HOBBIES — 0.08%
Mattel Inc.
2.35%, 05/06/19[a]	50	49,679

		49,679
TRANSPORTATION — 1.25%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	222,543
FedEx Corp.
2.30%, 02/01/20	150	150,945
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,526
2.55%, 06/01/19 (Call 05/01/19)	100	101,183
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	99,731
United Parcel Service Inc.
5.13%, 04/01/19	100	112,927

		787,855
TRUCKING & LEASING — 0.08%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	50	50,024

		50,024
TOTAL CORPORATE BONDS & NOTES
(Cost: $57,996,486)		58,418,155

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

April 30, 2015

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 5.07%
iShares iBonds Mar 2020 Corporate ex-Financials ETF[c]	32	$3,200,832

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,200,832

SHORT-TERM INVESTMENTS — 8.14%

MONEY MARKET FUNDS — 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,350	3,349,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	481	480,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,310	1,309,567

		5,139,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,139,895)		5,139,895

TOTAL INVESTMENTS IN SECURITIES — 105.73%
(Cost: $66,183,466)		66,758,882
Other Assets, Less Liabilities — (5.73)%		(3,615,691)

NET ASSETS — 100.00%		$63,143,191

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 92.91%

ADVERTISING — 0.78%
Omnicom Group Inc.
3.63%, 05/01/22	$325	$340,558
WPP Finance 2010
3.63%, 09/07/22	150	155,383

		495,941
AEROSPACE & DEFENSE — 1.65%
Embraer SA
5.15%, 06/15/22	200	209,500
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	97,380
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	198,960
United Technologies Corp.
3.10%, 06/01/22	525	542,034

		1,047,874
AGRICULTURE — 1.71%
Altria Group Inc.
2.85%, 08/09/22	450	445,742
Philip Morris International Inc.
2.50%, 08/22/22	300	294,563
2.63%, 03/06/23	100	98,458
Reynolds American Inc.
3.25%, 11/01/22	250	246,796

		1,085,559
AUTO MANUFACTURERS — 0.16%
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	99,926

		99,926
AUTO PARTS & EQUIPMENT— 0.51%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	300	324,000

		324,000
BANKS — 12.81%
Bank of America Corp.
3.30%, 01/11/23	1,075	1,078,937
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	394,726
BNP Paribas SA
3.25%, 03/03/23	300	303,826
Citigroup Inc.
3.38%, 03/01/23	450	455,549

Security	Principal (000s)	Value
4.05%, 07/30/22	$250	$257,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22	500	514,919
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	625	641,075
JPMorgan Chase & Co.
3.20%, 01/25/23	800	807,341
3.25%, 09/23/22	650	658,734
Morgan Stanley
3.75%, 02/25/23	900	931,103
4.88%, 11/01/22	275	296,641
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	103,021
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	252,656
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[a]	250	246,230
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	99,588
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	254,103
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	300	301,044
Wells Fargo & Co. Series M
3.45%, 02/13/23	550	558,046

		8,155,529
BEVERAGES — 2.62%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	654	642,288
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	250	245,206
Diageo Investment Corp.
2.88%, 05/11/22	350	352,434
Molson Coors Brewing Co.
3.50%, 05/01/22[c]	100	102,339
PepsiCo Inc.
2.75%, 03/01/23	325	326,239

		1,668,506
BIOTECHNOLOGY — 0.81%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	250	261,174

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Celgene Corp.
3.25%, 08/15/22	$250	$254,955

		516,129
BUILDING MATERIALS — 0.11%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	72,490

		72,490
CHEMICALS — 2.13%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	380	381,855
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	330,142
EI du Pont de Nemours & Co.
2.80%, 02/15/23[c]	300	298,425
NewMarket Corp.
4.10%, 12/15/22	100	102,998
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	241,850

		1,355,270
COMMERCIAL SERVICES — 0.45%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[c]	75	81,450
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	100,356
Verisk Analytics Inc.
4.13%, 09/12/22	100	104,384

		286,190
COMPUTERS — 1.18%
Computer Sciences Corp.
4.45%, 09/15/22	100	101,914
Hewlett-Packard Co.
4.05%, 09/15/22	75	78,076
International Business Machines Corp.
1.88%, 08/01/22	600	569,679

		749,669
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	214,862

		214,862
DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	250,723

		250,723

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 4.72%
American Express Co.
2.65%, 12/02/22	$550	$541,967
Capital One Bank USA N.A.
3.38%, 02/15/23	500	502,699
CME Group Inc./IL
3.00%, 09/15/22	250	256,743
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	213,774
General Electric Capital Corp.
3.10%, 01/09/23	800	826,263
3.15%, 09/07/22	250	260,069
Invesco Finance PLC
3.13%, 11/30/22	250	251,335
Jefferies Group LLC
5.13%, 01/20/23	150	155,301

		3,008,151
ELECTRIC — 4.40%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	100,286
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	100	100,361
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	126,893
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	100	98,256
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	203,875
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	200,675
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	300	313,725
Georgia Power Co.
2.85%, 05/15/22	100	100,219
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	100,238
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)[c]	400	427,635
7.00%, 09/01/22	50	62,606
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	194,052
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)[c]	250	258,253

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	$125	$122,405
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	115,653
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	74,547
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	200,484

		2,800,163
ELECTRONICS — 0.66%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	98,727
Jabil Circuit Inc.
4.70%, 09/15/22	50	51,424
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	271,870

		422,021
ENGINEERING & CONSTRUCTION — 0.48%
ABB Finance USA Inc.
2.88%, 05/08/22	300	303,424

		303,424
ENVIRONMENTAL CONTROL — 0.60%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	278,351
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[c]	100	100,350

		378,701
FOOD — 1.65%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[c]	273	266,662
Kraft Foods Group Inc.
3.50%, 06/06/22	500	512,792
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	272,397

		1,051,851
HAND & MACHINE TOOLS — 0.32%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	201,813

		201,813
HEALTH CARE — PRODUCTS — 0.30%
Baxter International Inc.
2.40%, 08/15/22	200	190,983

		190,983

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 2.21%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$300	$298,069
Anthem Inc.
3.30%, 01/15/23	450	454,715
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[c]	100	100,029
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	102,843
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	300	300,090
2.88%, 03/15/23	150	151,365

		1,407,111
HOME BUILDERS — 0.24%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	154,745

		154,745
HOME FURNISHINGS — 0.12%
Whirlpool Corp.
3.70%, 03/01/23	75	76,817

		76,817
HOUSEHOLD PRODUCTS & WARES — 0.31%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	99,006
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[c]	100	100,028

		199,034
HOUSEWARES — 0.16%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	104,302

		104,302
INSURANCE — 3.26%
ACE INA Holdings Inc.
2.70%, 03/13/23	250	247,450
American International Group Inc.
4.88%, 06/01/22	500	562,968
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	102,912
Berkshire Hathaway Inc.
3.00%, 02/11/23[c]	350	359,908
Fidelity National Financial Inc.
5.50%, 09/01/22	50	54,177

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	$225	$254,881
MetLife Inc.
3.05%, 12/15/22	125	126,816
Primerica Inc.
4.75%, 07/15/22	75	81,843
Voya Financial Inc.
5.50%, 07/15/22	250	286,808

		2,077,763
INTERNET — 1.39%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	370	362,083
Baidu Inc.
3.50%, 11/28/22	200	202,184
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[c]	225	215,032
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	102,572

		881,871
IRON & STEEL — 0.17%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	106,866

		106,866
MACHINERY — 1.41%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	398,817
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	398,827
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	101,036

		898,680
MANUFACTURING — 2.20%
3M Co.
2.00%, 06/26/22	200	196,121
Eaton Corp.
2.75%, 11/02/22	400	398,779
General Electric Co.
2.70%, 10/09/22	700	706,339
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	98,538

		1,399,777

Security	Principal (000s)	Value
MEDIA — 4.28%
21st Century Fox America Inc.
3.00%, 09/15/22	$500	$503,441
Comcast Corp.
3.13%, 07/15/22	500	515,959
Discovery Communications LLC
3.30%, 05/15/22	75	74,787
NBCUniversal Media LLC
2.88%, 01/15/23	900	911,160
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	100,063
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	245,729
Time Warner Inc.
3.40%, 06/15/22	170	173,830
Walt Disney Co. (The)
2.35%, 12/01/22	200	198,822

		2,723,791
METAL FABRICATE & HARDWARE — 0.38%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	244,397

		244,397
MINING — 2.39%
Barrick Gold Corp.
3.85%, 04/01/22	275	270,638
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	575	535,242
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	245	239,821
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[c]	200	196,875
Southern Copper Corp.
3.50%, 11/08/22	50	49,498
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	250	232,467

		1,524,541
OIL & GAS — 8.07%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	350	353,260
BP Capital Markets PLC
2.50%, 11/06/22	575	557,850
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	96,085

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	$500	$490,741
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	194,602
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	400	406,274
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	270	272,874
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[c]	200	198,023
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	65	69,875
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	102,098
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	164,444
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	125	118,724
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	300	295,520
Phillips 66
4.30%, 04/01/22	550	595,587
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	150	155,586
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	175	169,190
Sasol Financing International PLC
4.50%, 11/14/22	300	303,165
Shell International Finance BV
2.38%, 08/21/22	400	393,374
Total Capital International SA
2.70%, 01/25/23	200	197,990

		5,135,262
OIL & GAS SERVICES — 0.64%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	49,209
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	200	194,271
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	175	166,203

		409,683

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.24%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	$75	$77,303
Rock-Tenn Co.
4.00%, 03/01/23 (Call 12/01/22)	75	77,755

		155,058
PHARMACEUTICALS — 6.57%
AbbVie Inc.
2.90%, 11/06/22	920	909,856
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	422,349
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	288,260
Cardinal Health Inc.
3.20%, 06/15/22	100	100,027
3.20%, 03/15/23	75	75,282
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[c]	150	150,046
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	800	807,861
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	69,630
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	248,400
Novartis Capital Corp.
2.40%, 09/21/22	450	447,115
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[c]	300	297,050
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	370	366,349

		4,182,225
PIPELINES — 3.41%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	197,389
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	200,471
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	100	96,709
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	145,739
3.95%, 09/01/22 (Call 06/01/22)	250	252,380
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	128,415

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$70	$67,882
3.65%, 06/01/22 (Call 03/01/22)	250	256,930
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	93,408
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[c]	100	97,381
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	121,546
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	101,538
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	93,007
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[c]	325	315,241

		2,168,036
REAL ESTATE INVESTMENT TRUSTS — 4.34%
American Tower Corp.
3.50%, 01/31/23	320	313,694
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	97,952
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	315,047
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	150	164,414
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[c]	100	106,921
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	49,612
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	103,888
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	100,348
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	223,929
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	98,116
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	204,054
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	106,222

Security	Principal (000s)	Value
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	$75	$80,446
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	76,241
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	207,016
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	250	245,779
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	220,059
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,607

		2,763,345
RETAIL — 3.00%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	300	311,835
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	300,090
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[c]	50	49,507
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	350	361,239
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	247,060
QVC Inc.
4.38%, 03/15/23	120	121,588
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	150	148,347
Walgreen Co.
3.10%, 09/15/22	370	370,104

		1,909,770
SAVINGS & LOANS — 0.16%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	100,479

		100,479
SEMICONDUCTORS — 1.29%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	75	73,062
Intel Corp.
2.70%, 12/15/22	650	651,087
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	99,721

		823,870

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
SOFTWARE — 2.14%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[c]	$50	$52,068
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	204,779
Microsoft Corp.
2.13%, 11/15/22	300	294,028
Oracle Corp.
2.50%, 10/15/22	820	813,075

		1,363,950
TELECOMMUNICATIONS — 3.58%
America Movil SAB de CV
3.13%, 07/16/22	200	203,094
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[c]	550	531,539
Motorola Solutions Inc.
3.50%, 03/01/23	70	69,545
3.75%, 05/15/22	250	253,159
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	73,883
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	180,440
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	450	432,450
Vodafone Group PLC
2.50%, 09/26/22	100	95,958
2.95%, 02/19/23	450	438,163

		2,278,231
TEXTILES — 0.16%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	101,924

		101,924
TRANSPORTATION — 2.01%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	298,511
3.05%, 09/01/22 (Call 06/01/22)	50	51,039
FedEx Corp.
2.63%, 08/01/22	200	197,773
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	99,912
3.00%, 04/01/22 (Call 01/01/22)	250	253,551
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	71,577
4.16%, 07/15/22 (Call 04/15/22)	100	110,588

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
2.45%, 10/01/22	$200	$199,252

		1,282,203

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,744,530)		59,153,506

INVESTMENT COMPANIES — 5.00%
iShares iBonds Mar 2023 Corporate ex-Financials ETF[a]	32	3,186,622

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,186,622

SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,d,e]	2,774	2,774,411
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	398	398,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	810	810,034

		3,982,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,982,627)		3,982,627

TOTAL INVESTMENTS IN SECURITIES — 104.17%
(Cost: $65,701,410)		66,322,755
Other Assets, Less Liabilities — (4.17)%		(2,653,121)

NET ASSETS — 100.00%		$63,669,634

[a]	Affiliated issuer. See Note 2.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Mar 2016 Corporate ex-Financials ETF	iShares iBonds Mar 2018 Corporate ex-Financials ETF	iShares iBonds Mar 2020 Corporate ex-Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,532,586	$163,449,654	$48,631,999
Affiliated (Note 2)	5,263,120	11,999,788	3,184,305

Total cost of investments	$36,795,706	$175,449,442	$51,816,304

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,565,463	$164,189,333	$49,007,917
Affiliated (Note 2)	5,263,120	11,999,788	3,184,305

Total fair value of investments	36,828,583	176,189,121	52,192,222
Receivables:
Investment securities sold	—	—	913,741
Interest	209,706	1,133,819	463,209

Total Assets	37,038,289	177,322,940	53,569,172

LIABILITIES
Payables:
Investment securities purchased	504,858	504,642	845,626
Collateral for securities on loan (Note 1)	1,665,278	8,104,428	3,091,598
Investment advisory fees (Note 2)	2,718	13,624	4,080

Total Liabilities	2,172,854	8,622,694	3,941,304

NET ASSETS	$34,865,435	$168,700,246	$49,627,868

Net assets consist of:
Paid-in capital	$34,809,883	$167,913,004	$49,810,440
Undistributed net investment income	18,476	180,339	94,467
Undistributed net realized gain (accumulated net realized loss)	4,199	(132,776)	(652,957)
Net unrealized appreciation	32,877	739,679	375,918

NET ASSETS	$34,865,435	$168,700,246	$49,627,868

Shares outstanding[b]	350,000	1,700,000	500,000

Net asset value per share	$99.62	$99.24	$99.26

[a]	Securities on loan with values of $1,629,054, $7,905,543 and $3,016,424, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Mar 2023 Corporate ex-Financials ETF	iShares iBonds Mar 2016 Corporate ETF	iShares iBonds Mar 2018 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$38,079,643	$53,034,339	$80,213,613
Affiliated (Note 2)	3,104,720	16,314,601	8,906,458

Total cost of investments	$41,184,363	$69,348,940	$89,120,071

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$38,394,887	$53,068,988	$80,544,561
Affiliated (Note 2)	3,104,720	16,320,010	9,023,679

Total fair value of investments	41,499,607	69,388,998	89,568,240
Receivables:
Interest	301,632	391,119	645,452

Total Assets	41,801,239	69,780,117	90,213,692

LIABILITIES
Payables:
Investment securities purchased	—	1,477,695	503,599
Collateral for securities on loan (Note 1)	2,641,295	2,716,835	2,150,610
Investment advisory fees (Note 2)	3,217	4,535	6,704

Total Liabilities	2,644,512	4,199,065	2,660,913

NET ASSETS	$39,156,727	$65,581,052	$87,552,779

Net assets consist of:
Paid-in capital	$39,281,934	$65,505,380	$86,997,530
Undistributed net investment income	115,222	29,445	96,346
Undistributed net realized gain (accumulated net realized loss)	(555,673)	6,169	10,734
Net unrealized appreciation	315,244	40,058	448,169

NET ASSETS	$39,156,727	$65,581,052	$87,552,779

Shares outstanding[b]	400,000	650,000	850,000

Net asset value per share	$97.89	$100.89	$103.00

[a]	Securities on loan with values of $2,573,382, $2,650,413 and $2,102,755, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Mar 2020 Corporate ETF	iShares iBonds Mar 2023 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$57,410,971	$58,403,138
Affiliated (Note 2)	8,772,495	7,298,272

Total cost of investments	$66,183,466	$65,701,410

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$57,825,455	$58,807,688
Affiliated (Note 2)	8,933,427	7,515,067

Total fair value of investments	66,758,882	66,322,755
Receivables:
Interest	523,292	524,436

Total Assets	67,282,174	66,847,191

LIABILITIES
Payables:
Investment securities purchased	303,863	—
Collateral for securities on loan (Note 1)	3,830,328	3,172,593
Investment advisory fees (Note 2)	4,792	4,964

Total Liabilities	4,138,983	3,177,557

NET ASSETS	$63,143,191	$63,669,634

Net assets consist of:
Paid-in capital	$62,455,471	$62,954,243
Undistributed net investment income	102,047	128,338
Undistributed net realized gain (accumulated net realized loss)	10,257	(34,292)
Net unrealized appreciation	575,416	621,345

NET ASSETS	$63,143,191	$63,669,634

Shares outstanding[b]	600,000	600,000

Net asset value per share	$105.24	$106.12

[a]	Securities on loan with values of $3,744,626 and $3,089,820, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares iBonds Mar 2016 Corporate ex-Financials ETF	iShares iBonds Mar 2018 Corporate ex-Financials ETF	iShares iBonds Mar 2020 Corporate ex-Financials ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$123,679	$1,219,591	$609,118
Interest — affiliated (Note 2)	74	168	6
Securities lending income — affiliated — net (Note 2)	1,433	6,530	5,426

Total investment income	125,186	1,226,289	614,550

EXPENSES
Investment advisory fees (Note 2)	17,287	81,868	26,676

Total expenses	17,287	81,868	26,676
Less investment advisory fees waived (Note 2)	(147)	(242)	(9)

Net expenses	17,140	81,626	26,667

Net investment income	108,046	1,144,663	587,883

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,199	2,262	(96,637)

Net realized gain (loss)	4,199	2,262	(96,637)

Net change in unrealized appreciation/depreciation	(25,941)	829,989	634,909

Net realized and unrealized gain (loss)	(21,742)	832,251	538,272

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,304	$1,976,914	$1,126,155

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares iBonds Mar 2023 Corporate ex-Financials ETF	iShares iBonds Mar 2016 Corporate ETF	iShares iBonds Mar 2018 Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$29,927	$38,269
Interest — unaffiliated	735,759	183,035	598,837
Interest — affiliated (Note 2)	24	585	2,363
Securities lending income — affiliated — net (Note 2)	3,317	1,186	1,036

Total investment income	739,100	214,733	640,505

EXPENSES
Investment advisory fees (Note 2)	25,223	26,447	37,793

Total expenses	25,223	26,447	37,793
Less investment advisory fees waived (Note 2)	(25)	(4,512)	(3,054)

Net expenses	25,198	21,935	34,739

Net investment income	713,902	192,798	605,766

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(310,909)	2,193	(37,463)
In-kind redemptions — unaffiliated	—	—	(526)
In-kind redemptions — affiliated (Note 2)	—	—	46,156

Net realized gain (loss)	(310,909)	2,193	8,167

Net change in unrealized appreciation/depreciation	1,158,295	(55,506)	220,218

Net realized and unrealized gain (loss)	847,386	(53,313)	228,385

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,561,288	$139,485	$834,151

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months April 30, 2015

	iShares iBonds Mar 2020 Corporate ETF	iShares iBonds Mar 2023 Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$34,620	$42,976
Interest — unaffiliated	485,587	657,797
Interest — affiliated (Note 2)	5,126	3,412
Securities lending income — affiliated — net (Note 2)	3,376	2,620

Total investment income	528,709	706,805

EXPENSES
Investment advisory fees (Note 2)	20,936	22,025

Total expenses	20,936	22,025
Less investment advisory fees waived (Note 2)	(1,847)	(1,970)

Net expenses	19,089	20,055

Net investment income	509,620	686,750

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,194	(29,104)

Net realized gain (loss)	5,194	(29,104)

Net change in unrealized appreciation/depreciation	152,113	163,446

Net realized and unrealized gain	157,307	134,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,927	$821,092

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Mar 2016 Corporate ex-Financials ETF		iShares iBonds Mar 2018 Corporate ex-Financials ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$108,046	$229,848	$1,144,663	$2,341,185
Net realized gain (loss)	4,199	30,746	2,262	(97,451)
Net change in unrealized appreciation/depreciation	(25,941)	57,527	829,989	966,531

Net increase in net assets resulting from operations	86,304	318,121	1,976,914	3,210,265

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(108,532)	(229,632)	(1,155,890)	(2,335,749)
From net realized gain	(30,203)	—	—	—

Total distributions to shareholders	(138,735)	(229,632)	(1,155,890)	(2,335,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,981,158	4,958,771	24,693,512
Cost of shares redeemed	—	(9,964,807)	—	(34,464,591)

Net increase (decrease) in net assets from capital share transactions	—	16,351	4,958,771	(9,771,079)

INCREASE (DECREASE) IN NET ASSETS	(52,431)	104,840	5,779,795	(8,896,563)

NET ASSETS
Beginning of period	34,917,866	34,813,026	162,920,451	171,817,014

End of period	$34,865,435	$34,917,866	$168,700,246	$162,920,451

Undistributed net investment income included in net assets at end of period	$18,476	$18,962	$180,339	$191,566

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	50,000	250,000
Shares redeemed	—	(100,000)	—	(350,000)

Net increase (decrease) in shares outstanding	—	—	50,000	(100,000)

See notes to financial statements.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2020 Corporate ex-Financials ETF		iShares iBonds Mar 2023 Corporate ex-Financials ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$587,883	$1,198,003	$713,902	$1,290,195
Net realized loss	(96,637)	(496,195)	(310,909)	(211,371)
Net change in unrealized appreciation/depreciation	634,909	1,375,112	1,158,295	1,426,407

Net increase in net assets resulting from operations	1,126,155	2,076,920	1,561,288	2,505,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(592,478)	(1,188,620)	(707,960)	(1,278,914)

Total distributions to shareholders	(592,478)	(1,188,620)	(707,960)	(1,278,914)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,928,636	19,495,334	4,905,968	9,619,308
Cost of shares redeemed	(9,849,056)	(24,253,270)	(19,445,875)	—

Net increase (decrease) in net assets from capital share transactions	(4,920,420)	(4,757,936)	(14,539,907)	9,619,308

INCREASE (DECREASE) IN NET ASSETS	(4,386,743)	(3,869,636)	(13,686,579)	10,845,625

NET ASSETS
Beginning of period	54,014,611	57,884,247	52,843,306	41,997,681

End of period	$49,627,868	$54,014,611	$39,156,727	$52,843,306

Undistributed net investment income included in net assets at end of period	$94,467	$99,062	$115,222	$109,280

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000	50,000	100,000
Shares redeemed	(100,000)	(250,000)	(200,000)	—

Net increase (decrease) in shares outstanding	(50,000)	(50,000)	(150,000)	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2016 Corporate ETF		iShares iBonds Mar 2018 Corporate ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$192,798	$233,421	$605,766	$723,366
Net realized gain	2,193	3,976	8,167	3,446
Net change in unrealized appreciation/depreciation	(55,506)	(19,049)	220,218	(56,727)

Net increase in net assets resulting from operations	139,485	218,348	834,151	670,085

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(183,243)	(222,479)	(590,778)	(664,893)

Total distributions to shareholders	(183,243)	(222,479)	(590,778)	(664,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,234,998	25,251,847	20,564,080	56,514,024
Cost of shares redeemed	—	—	(5,120,058)	—

Net increase in net assets from capital share transactions	25,234,998	25,251,847	15,444,022	56,514,024

INCREASE IN NET ASSETS	25,191,240	25,247,716	15,687,395	56,519,216

NET ASSETS
Beginning of period	40,389,812	15,142,096	71,865,384	15,346,168

End of period	$65,581,052	$40,389,812	$87,552,779	$71,865,384

Undistributed net investment income included in net assets at end of period	$29,445	$19,890	$96,346	$81,358

SHARES ISSUED AND REDEEMED
Shares sold	250,000	250,000	200,000	550,000
Shares redeemed	—	—	(50,000)	—

Net increase in shares outstanding	250,000	250,000	150,000	550,000

See notes to financial statements.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2020 Corporate ETF		iShares iBonds Mar 2023 Corporate ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$509,620	$476,659	$686,750	$500,473
Net realized gain (loss)	5,194	5,063	(29,104)	873
Net change in unrealized appreciation/depreciation	152,113	206,981	163,446	354,847

Net increase in net assets resulting from operations	666,927	688,703	821,092	856,193

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(457,139)	(443,589)	(616,589)	(460,848)

Total distributions to shareholders	(457,139)	(443,589)	(616,589)	(460,848)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,857,802	15,568,488	37,286,738	15,639,287

Net increase in net assets from capital share transactions	36,857,802	15,568,488	37,286,738	15,639,287

INCREASE IN NET ASSETS	37,067,590	15,813,602	37,491,241	16,034,632

NET ASSETS
Beginning of period	26,075,601	10,261,999	26,178,393	10,143,761

End of period	$63,143,191	$26,075,601	$63,669,634	$26,178,393

Undistributed net investment income included in net assets at end of period	$102,047	$49,566	$128,338	$58,177

SHARES ISSUED
Shares sold	350,000	150,000	350,000	150,000

Net increase in shares outstanding	350,000	150,000	350,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2016 Corporate ex-Financials ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$99.77	$99.47	$99.50

Income from investment operations:
Net investment income[b]	0.31	0.67	0.34
Net realized and unrealized gain (loss)[c]	(0.06)	0.29	(0.12)

Total from investment operations	0.25	0.96	0.22

Less distributions from:
Net investment income	(0.31)	(0.66)	(0.25)
Net realized gain	(0.09)	—	—

Total distributions	(0.40)	(0.66)	(0.25)

Net asset value, end of period	$99.62	$99.77	$99.47

Total return	0.25%[d]	0.97%	0.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,865	$34,918	$34,813
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	0.63%	0.67%	0.63%
Portfolio turnover rate[f]	0%	16%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2018 Corporate ex-Financials ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$98.74	$98.18	$99.50

Income from investment operations:
Net investment income[b]	0.69	1.37	0.66
Net realized and unrealized gain (loss)[c]	0.50	0.55	(1.47)

Total from investment operations	1.19	1.92	(0.81)

Less distributions from:
Net investment income	(0.69)	(1.36)	(0.51)

Total distributions	(0.69)	(1.36)	(0.51)

Net asset value, end of period	$99.24	$98.74	$98.18

Total return	1.21%[d]	1.97%	(0.81)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$168,700	$162,920	$171,817
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.40%	1.39%	1.25%
Portfolio turnover rate[f]	2%	15%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Corporate ex-Financials ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$98.21	$96.47	$99.50

Income from investment operations:
Net investment income[b]	1.08	2.08	0.98
Net realized and unrealized gain (loss)[c]	1.05	1.70	(3.22)

Total from investment operations	2.13	3.78	(2.24)

Less distributions from:
Net investment income	(1.08)	(2.04)	(0.79)

Total distributions	(1.08)	(2.04)	(0.79)

Net asset value, end of period	$99.26	$98.21	$96.47

Total return	2.17%[d]	3.96%	(2.24)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,628	$54,015	$57,884
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.20%	2.13%	1.89%
Portfolio turnover rate[f]	25%	43%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Corporate ex-Financials ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$96.08	$93.33	$99.50

Income from investment operations:
Net investment income[b]	1.36	2.71	1.37
Net realized and unrealized gain (loss)[c]	1.78	2.73	(6.50)

Total from investment operations	3.14	5.44	(5.13)

Less distributions from:
Net investment income	(1.33)	(2.69)	(1.04)

Total distributions	(1.33)	(2.69)	(1.04)

Net asset value, end of period	$97.89	$96.08	$93.33

Total return	3.29%[d]	5.93%	(5.14)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,157	$52,843	$41,998
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.83%	2.86%	2.73%
Portfolio turnover rate[f]	11%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2016 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$100.97	$100.95	$99.95

Income from investment operations:
Net investment income[b]	0.36	0.84	0.29
Net realized and unrealized gain (loss)[c]	(0.07)	0.06	0.94

Total from investment operations	0.29	0.90	1.23

Less distributions from:
Net investment income	(0.37)	(0.88)	(0.23)

Total distributions	(0.37)	(0.88)	(0.23)

Net asset value, end of period	$100.89	$100.97	$100.95

Total return	0.28%[d]	0.91%	1.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,581	$40,390	$15,142
Ratio of expenses to average net assets[e]	0.08%	0.07%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	0.73%	0.83%	0.92%
Portfolio turnover rate[f]	4%	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2018 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$102.66	$102.31	$99.95

Income from investment operations:
Net investment income[b]	0.82	1.72	0.58
Net realized and unrealized gain[c]	0.33	0.41	2.21

Total from investment operations	1.15	2.13	2.79

Less distributions from:
Net investment income	(0.81)	(1.78)	(0.43)

Total distributions	(0.81)	(1.78)	(0.43)

Net asset value, end of period	$103.00	$102.66	$102.31

Total return	1.12%[d]	2.11%	2.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,553	$71,865	$15,346
Ratio of expenses to average net assets[e]	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	1.60%	1.67%	1.85%
Portfolio turnover rate[f]	2%	3%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$104.30	$102.62	$99.95

Income from investment operations:
Net investment income[b]	1.26	2.81	0.85
Net realized and unrealized gain[c]	0.96	1.59	2.50

Total from investment operations	2.22	4.40	3.35

Less distributions from:
Net investment income	(1.28)	(2.72)	(0.68)

Total distributions	(1.28)	(2.72)	(0.68)

Net asset value, end of period	$105.24	$104.30	$102.62

Total return	2.14%[d]	4.36%	3.36%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,143	$26,076	$10,262
Ratio of expenses to average net assets[e]	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	2.43%	2.70%	2.68%
Portfolio turnover rate[f]	3%	9%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$104.71	$101.44	$99.95

Income from investment operations:
Net investment income[b]	1.64	3.48	1.00
Net realized and unrealized gain[c]	1.40	3.18	1.30

Total from investment operations	3.04	6.66	2.30

Less distributions from:
Net investment income	(1.63)	(3.39)	(0.81)

Total distributions	(1.63)	(3.39)	(0.81)

Net asset value, end of period	$106.12	$104.71	$101.44

Total return	2.92%[d]	6.68%	2.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,670	$26,178	$10,144
Ratio of expenses to average net assets[e]	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	3.12%	3.36%	3.20%
Portfolio turnover rate[f]	1%	3%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2016 Corporate ex-Financials	Non-diversified
iBonds Mar 2018 Corporate ex-Financials	Non-diversified
iBonds Mar 2020 Corporate ex-Financials	Non-diversified
iBonds Mar 2023 Corporate ex-Financials	Non-diversified

iShares ETF	Diversification Classification
iBonds Mar 2016 Corporate	Non-diversified
iBonds Mar 2018 Corporate	Non-diversified
iBonds Mar 2020 Corporate	Non-diversified
iBonds Mar 2023 Corporate	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Mar 2016 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$31,565,463	$—	$31,565,463
Money Market Funds	5,263,120	—	—	5,263,120

	$5,263,120	$31,565,463	$—	$36,828,583

iBonds Mar 2018 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$164,189,333	$—	$164,189,333
Money Market Funds	11,999,788	—	—	11,999,788

	$11,999,788	$164,189,333	$—	$176,189,121

iBonds Mar 2020 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$49,007,917	$—	$49,007,917
Money Market Funds	3,184,305	—	—	3,184,305

	$3,184,305	$49,007,917	$—	$52,192,222

iBonds Mar 2023 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$38,394,887	$—	$38,394,887
Money Market Funds	3,104,720	—	—	3,104,720

	$3,104,720	$38,394,887	$—	$41,499,607

iBonds Mar 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$53,271,782	$—	$53,271,782
Investment Companies	7,509,985	—	—	7,509,985
Money Market Funds	8,607,231	—	—	8,607,231

	$16,117,216	$53,271,782	$—	$69,388,998

iBonds Mar 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$80,821,629	$—	$80,821,629
Investment Companies	5,098,470	—	—	5,098,470
Money Market Funds	3,648,141	—	—	3,648,141

	$8,746,611	$80,821,629	$—	$89,568,240

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Mar 2020 Corporate
Assets:
Corporate Bonds & Notes	$—	$58,418,155	$—	$58,418,155
Investment Companies	3,200,832	—	—	3,200,832
Money Market Funds	5,139,895	—	—	5,139,895

	$8,340,727	$58,418,155	$—	$66,758,882

iBonds Mar 2023 Corporate
Assets:
Corporate Bonds & Notes	$—	$59,153,506	$—	$59,153,506
Investment Companies	3,186,622	—	—	3,186,622
Money Market Funds	3,982,627	—	—	3,982,627

	$7,169,249	$59,153,506	$—	$66,322,755

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2016 Corporate ex-Financials	$1,629,054	$1,629,054	$—
iBonds Mar 2018 Corporate ex-Financials	7,905,543	7,905,543	—
iBonds Mar 2020 Corporate ex-Financials	3,016,424	3,016,424	—
iBonds Mar 2023 Corporate ex-Financials	2,573,382	2,573,382	—
iBonds Mar 2016 Corporate	2,650,413	2,650,413	—
iBonds Mar 2018 Corporate	2,102,755	2,102,755	—
iBonds Mar 2020 Corporate	3,744,626	3,744,626	—
iBonds Mar 2023 Corporate	3,089,820	3,089,820	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund.

In addition, each of the Funds indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses attributable to each Fund’s investments in other funds advised by BFA or its affiliates, if any. The contractual waiver for each of the iShares iBonds Mar 2016 Corporate ex-Financials, iShares iBonds Mar 2018 Corporate ex-Financials, iShares iBonds Mar 2020 Corporate ex-Financials and iShares iBonds Mar 2023 Corporate ex-Financials ETFs became effective on March 25, 2015.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
iBonds Mar 2016 Corporate ex-Financials	$614
iBonds Mar 2018 Corporate ex-Financials	2,798
iBonds Mar 2020 Corporate ex-Financials	1,877
iBonds Mar 2023 Corporate ex-Financials	1,417

iShares ETF	Fees Paid to BTC
iBonds Mar 2016 Corporate	$508
iBonds Mar 2018 Corporate	444
iBonds Mar 2020 Corporate	1,392
iBonds Mar 2023 Corporate	1,057

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
iBonds Mar 2016 Corporate
iShares iBonds Mar 2016 Corporate ex-Financials ETF	76	—	—	76	$7,509,985	$29,927	$—
PNC Funding Corp. 4.25%, 09/21/15	$200	$—	$—	$200	202,794	493	—

					$7,712,779	$30,420	$—

iBonds Mar 2018 Corporate
iShares iBonds Mar 2018 Corporate ex-Financials ETF	77	—	(26)	51	$5,098,470	$38,269	$46,156
PNC Bank N.A. 6.00%, 12/07/17	$250	$—	$—	$250	277,068	2,310	—

					$5,375,538	$40,579	$46,156

iBonds Mar 2020 Corporate
iShares iBonds Mar 2020 Corporate ex-Financials ETF	32	—	—	32	$3,200,832	$34,620	$—
PNC Bank N.A. 2.40%, 10/18/19	$—	$250	$—	$250	253,028	435	—
PNC Funding Corp. 5.13%, 02/28/20	300	—	—	300	339,672	4,672	—

					$3,793,532	$39,727	$—

iBonds Mar 2023 Corporate
iShares iBonds Mar 2023 Corporate ex-Financials ETF	32	—	—	32	$3,186,622	$42,976	$—
PNC Bank N.A. 2.70%, 11/01/22	$—	$250	$—	$250	246,230	1,596	—
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22	100	—	—	100	99,588	1,792	—

					$3,532,440	$46,364	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2016 Corporate ex-Financials	$—	$2,693,560
iBonds Mar 2018 Corporate ex-Financials	10,218,247	4,007,945
iBonds Mar 2020 Corporate ex-Financials	13,152,100	17,637,477
iBonds Mar 2023 Corporate ex-Financials	5,219,259	19,423,104
iBonds Mar 2016 Corporate	2,255,001	1,478,967
iBonds Mar 2018 Corporate	7,680,248	1,502,346
iBonds Mar 2020 Corporate	37,138,530	1,236,398
iBonds Mar 2023 Corporate	31,975,235	218,059

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2016 Corporate	$14,799,965	$—
iBonds Mar 2018 Corporate	14,802,786	4,816,479
iBonds Mar 2023 Corporate	4,850,186	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Mar 2018 Corporate ex-Financials	$134,318
iBonds Mar 2020 Corporate ex-Financials	497,622
iBonds Mar 2023 Corporate ex-Financials	244,764
iBonds Mar 2023 Corporate	5,188

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2016 Corporate ex-Financials	$36,795,706	$36,351	$(3,474)	$32,877
iBonds Mar 2018 Corporate ex-Financials	175,450,162	882,208	(143,249)	738,959
iBonds Mar 2020 Corporate ex-Financials	51,875,002	491,330	(174,110)	317,220
iBonds Mar 2023 Corporate ex-Financials	41,184,363	471,282	(156,038)	315,244
iBonds Mar 2016 Corporate	69,348,940	52,588	(12,530)	40,058
iBonds Mar 2018 Corporate	89,123,903	504,621	(60,284)	444,337
iBonds Mar 2020 Corporate	66,183,466	669,427	(94,011)	575,416
iBonds Mar 2023 Corporate	65,701,410	781,090	(159,745)	621,345

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	95

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2016 Corporate ex-Financials	$0.310091	$0.086295	$—	$0.396386	78%	22%	—%	100%
iBonds Mar 2018 Corporate ex-Financials	0.685016	—	0.008284	0.693300	99	—	1	100
iBonds Mar 2020 Corporate ex-Financials	1.078457	—	—	1.078457	100	—	—	100
iBonds Mar 2023 Corporate ex-Financials	1.332629	—	—	1.332629	100	—	—	100
iBonds Mar 2016 Corporate	0.360380	—	0.005571	0.365951	98	—	2	100
iBonds Mar 2018 Corporate	0.799795	—	0.013859	0.813654	98	—	2	100
iBonds Mar 2020 Corporate	1.257106	—	0.018546	1.275652	99	—	1	100
iBonds Mar 2023 Corporate	1.588157	—	0.042385	1.630542	97	—	3	100

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-107-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Fund Performance Overview

iSHARES® YIELD OPTIMIZED BOND ETF

Performance as of April 30, 2015

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar U.S. Bond Market Yield-Optimized Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.55%, net of fees, while the total return for the Index was 1.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.81%	3.77%	3.72%	3.81%	3.77%	3.72%
Since Inception	4.04%	4.04%	3.96%	4.14%	4.14%	4.05%

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [b]
$1,000.00	$1,015.50	$0.05	$1,000.00	$1,024.70	$0.05	0.01%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.

ALLOCATION BY ASSET CLASS

As of 4/30/15

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	49.96%
Mortgage-Backed Securities	30.16
Non-Investment Grade Bonds	19.88

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/15

Security	Percentage of Total Investments*

iShares MBS ETF	30.16%
iShares Intermediate Credit Bond ETF	30.04
iShares iBoxx $ High Yield Corporate Bond ETF	19.88
iShares 1-3 Year Credit Bond ETF	11.60
iShares 10+ Year Credit Bond ETF	8.32

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

INVESTMENT GRADE BONDS — 49.96%
iShares 1-3 Year Credit Bond ETF	12,533	$1,322,733
iShares 10+ Year Credit Bond ETF	15,487	948,888
iShares Intermediate Credit Bond ETF	31,020	3,424,608

		5,696,229
MORTGAGE-BACKED SECURITIES — 30.16%
iShares MBS ETF	31,169	3,437,941

		3,437,941
NON-INVESTMENT GRADE BONDS — 19.88%
iShares iBoxx $ High Yield Corporate Bond ETF	24,905	2,266,106

		2,266,106

TOTAL INVESTMENT COMPANIES
(Cost: $11,367,562)		11,400,276

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a]	494	494

		494

TOTAL SHORT-TERM INVESTMENTS
(Cost: $494)		494

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $11,368,056)		11,400,770
Other Assets, Less Liabilities — (0.00)%		(50)

NET ASSETS — 100.00%		$11,400,720

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2015

ASSETS
Investments in affiliates, at cost:	$11,368,056

Investments in affiliated securities, at fair value (Note 1):	$11,400,770

Total Assets	11,400,770

LIABILITIES
Payables:
Investment advisory fees (Note 2)	50

Total Liabilities	50

NET ASSETS	$11,400,720

Net assets consist of:
Paid-in capital	$11,312,299
Distributions in excess of net investment income	(77)
Undistributed net realized gain	55,784
Net unrealized appreciation	32,714

NET ASSETS	$11,400,720

Shares outstanding[a]	450,000

Net asset value per share	$25.33

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Six months ended April 30, 2015

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$124,560
Securities lending income — affiliated — net (Note 2)	285

Total investment income	124,845

EXPENSES
Investment advisory fees (Note 2)	13,651

Total expenses	13,651
Less investment advisory fees waived (Note 2)	(13,212)

Net expenses	439

Net investment income	124,406

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	55,868

Net realized gain	55,868

Net change in unrealized appreciation/depreciation	(36,415)

Net realized and unrealized gain	19,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,859

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

iSHARES® YIELD OPTIMIZED BOND ETF

	Six months ended April 30, 2015 (Unaudited)	Period from April 22, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$124,406	$98,161
Net realized gain	55,868	15,379
Net change in unrealized appreciation/depreciation	(36,415)	69,129

Net increase in net assets resulting from operations	143,859	182,669

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(125,413)	(97,231)
From net realized gain	(15,463)	—

Total distributions to shareholders	(140,876)	(97,231)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,534,045	8,778,254

Net increase in net assets from capital share transactions	2,534,045	8,778,254

INCREASE IN NET ASSETS	2,537,028	8,863,692

NET ASSETS
Beginning of period	8,863,692	—

End of period	$11,400,720	$8,863,692

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(77)	$930

SHARES ISSUED
Shares sold	100,000	350,000

Net increase in shares outstanding	100,000	350,000

[a]	Commencement of operations.

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® YIELD OPTIMIZED BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2015 (Unaudited)	Period from Apr. 22, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$25.32	$25.00

Income from investment operations:
Net investment income[b]	0.32	0.32
Net realized and unrealized gain[c]	0.07	0.31

Total from investment operations	0.39	0.63

Less distributions from:
Net investment income	(0.33)	(0.31)
Net realized gain	(0.05)	—

Total distributions	(0.38)	(0.31)

Net asset value, end of period	$25.33	$25.32

Total return	1.55%[d]	2.55%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,401	$8,864
Ratio of expenses to average net assets[e,f]	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%	0.28%
Ratio of net investment income to average net assets[f]	2.55%	2.41%
Portfolio turnover rate[g]	26%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of April 30, 2015, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

At April 30, 2015, the Fund had no securities on loan.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, the Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, the Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

For the six months ended April 30, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $122.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund’s investments in Underlying Funds are considered to be investments in affiliates for purposes of Section 2(a)(3) of the 1940 Act. Dividend income and realized gains and losses from affiliated investments are presented in the statement of operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015, were $2,585,947 and $2,601,227, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2015, were $2,533,296 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

5.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its indirect investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the cost of investments for federal income tax purposes was $11,368,139. Net unrealized appreciation was $32,631, of which $103,865 represented gross unrealized appreciation on securities and $71,234 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.330703	$0.044180	$0.003216	$0.378099	87%	12%	1%	100%

SUPPLEMENTAL INFORMATION	19

Notes:

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-109-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2016 Corporate ETF | IBDF | NYSE Arca
➢	iShares iBonds Dec 2017 Corporate ETF I IBDJ I NYSE Arca
➢	iShares iBonds Dec 2018 Corporate ETF | IBDH | NYSE Arca
➢	iShares iBonds Dec 2019 Corporate ETF I IBDK I NYSE Arca
➢	iShares iBonds Dec 2020 Corporate ETF I IBDL I NYSE Arca
➢	iShares iBonds Dec 2021 Corporate ETF I IBDM I NYSE Arca
➢	iShares iBonds Dec 2022 Corporate ETF I IBDN I NYSE Arca
➢	iShares iBonds Dec 2023 Corporate ETF I IBDO I NYSE Arca
➢	iShares iBonds Dec 2024 Corporate ETF I IBDP I NYSE Arca
➢	iShares iBonds Dec 2025 Corporate ETF I IBDQ I NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2016 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2016, as represented by the Barclays December 2016 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.49%, net of fees, while the total return for the Index was 0.52%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.62%	1.26%	0.75%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.90	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	46.26%
Consumer Non-Cyclical	13.36
Communications	10.51
Industrial	6.40
Energy	5.81
Technology	5.39
Consumer Cyclical	4.75
Utilities	4.23
Basic Materials	3.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	0.61%
Aa	14.98
A	44.46
Baa	39.52
Ba	0.43

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2017 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2017, as represented by the Barclays December 2017 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 10, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.46%, net of fees, while the total return for the Index was 0.53%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.46%	0.99%	0.53%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/10/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,004.60	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	46.36%
Consumer Non-Cyclical	14.63
Communications	9.18
Energy	8.60
Technology	5.34
Industrial	4.81
Consumer Cyclical	4.17
Utilities	3.66
Basic Materials	3.25

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investment[1]

Aa	17.85%
A	45.31
Baa	36.84

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2018 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2018, as represented by the Barclays December 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 1.65%, net of fees, while the total return for the Index was 1.63%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.69%	2.80%	1.84%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	43.58%
Consumer Non-Cyclical	12.66
Energy	9.46
Communications	7.60
Technology	6.43
Industrial	5.96
Utilities	5.91
Consumer Cyclical	4.49
Basic Materials	3.61
Diversified	0.30

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	1.32%
Aa	14.06
A	39.05
Baa	43.84
Ba	1.30
Not Rated	0.43

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2019 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2019, as represented by the Barclays December 2019 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 10, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.78%, net of fees, while the total return for the Index was 0.93%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.78%	1.49%	0.93%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/10/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,007.80	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	39.14%
Consumer Non-Cyclical	14.40
Communications	10.95
Energy	9.73
Industrial	6.21
Utilities	5.70
Basic Materials	4.80
Technology	4.78
Consumer Cyclical	4.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	0.57%
Aa	11.35
A	44.38
Baa	43.70

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2020 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 2, 2014 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 2.44%, net of fees, while the total return for the Index was 2.50%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.44%	4.37%	2.50%

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (12/2/14) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,024.40	$0.41	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is December 2, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (149 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	37.84%
Consumer Non-Cyclical	17.01
Communications	11.06
Energy	10.05
Technology	5.03
Industrial	4.98
Basic Materials	4.66
Utilities	4.52
Consumer Cyclical	4.25
Diversified	0.60

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	1.24%
Aa	8.60
A	40.63
Baa	48.11
Ba	0.66
Not Rated	0.76

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2021 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 10, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 1.05%, net of fees, while the total return for the Index was 1.13%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.05%	1.76%	1.13%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/10/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,010.50	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	32.23%
Consumer Non-Cyclical	14.11
Communications	11.29
Energy	10.84
Industrial	8.88
Technology	7.03
Basic Materials	6.21
Consumer Cyclical	5.00
Utilities	4.41

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	1.12%
Aa	10.08
A	42.07
Baa	45.81
Ba	0.39
Not Rated	0.53

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2022 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 10, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.89%, net of fees, while the total return for the Index was 0.98%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.89%	1.47%	0.98%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/10/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,008.90	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	25.80%
Consumer Non-Cyclical	17.76
Energy	13.04
Industrial	11.05
Communications	9.21
Basic Materials	7.55
Technology	6.12
Utilities	5.28
Consumer Cyclical	4.19

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	1.55%
Aa	14.39
A	37.19
Baa	46.87

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2023 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 11, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.73%, net of fees, while the total return for the Index was 0.83%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.73%	1.14%	0.83%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/11/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,007.30	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 11, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (50 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]
Financial	29.04%
Consumer Non-Cyclical	17.47
Energy	12.70
Communications	8.71
Consumer Cyclical	7.53
Technology	6.75
Basic Materials	6.19
Utilities	5.90
Industrial	5.71

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]
Aaa	3.61%
Aa	13.50
A	32.20
Baa	50.17
Ba	0.52

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2024 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 11, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.74%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.62%	1.03%	0.74%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/11/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,006.20	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 11, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (50 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	36.31%
Consumer Non-Cyclical	15.25
Energy	10.23
Communications	9.67
Consumer Cyclical	6.96
Industrial	6.96
Utilities	5.74
Basic Materials	4.60
Technology	4.28

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	0.54%
Aa	8.07
A	34.68
Baa	54.76
Ba	1.42
Not Rated	0.53

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® iBONDS® DEC 2025 CORPORATE ETF

Performance as of April 30, 2015

The iShares iBonds Dec 2025 Corporate ETF (the “Fund”), seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 11, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.49%, net of fees, while the total return for the Index was 0.50%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.49%	0.91%	0.50%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/11/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,004.90	$0.14	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is March 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (50 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector	Percentage of Total Investments[1]

Financial	36.32%
Consumer Non-Cyclical	18.09
Energy	12.18
Technology	8.11
Communications	7.29
Industrial	6.15
Basic Materials	3.77
Consumer Cyclical	3.75
Utilities	2.32
Diversified	2.02

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	3.31%
Aa	5.99
A	34.61
Baa	53.39
Ba	1.62
Not Rated	1.08

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality rating shown reflect the rating’s assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, national recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investor grade ratings are credit ratings of Baa or higher. Below investment grades ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 (or commencement of operations, as applicable) and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.44%

AEROSPACE & DEFENSE — 1.23%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$200	$203,480
L-3 Communications Corp.
3.95%, 11/15/16	100	103,460

		306,940
AGRICULTURE — 0.81%
Philip Morris International Inc.
2.50%, 05/16/16	200	203,807

		203,807
AUTO MANUFACTURERS — 1.82%
American Honda Finance Corp.
1.13%, 10/07/16	100	100,586
PACCAR Financial Corp.
0.75%, 05/16/16	50	50,071
Toyota Motor Credit Corp.
2.00%, 09/15/16	300	305,469

		456,126
BANKS — 31.53%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	100	103,132
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,824
Bank of America Corp.
1.35%, 11/21/16	100	100,133
3.63%, 03/17/16	600	613,967
Bank of Nova Scotia (The)
1.38%, 07/15/16	400	402,690
Barclays Bank PLC
5.00%, 09/22/16	200	210,904
BNP Paribas SA
1.25%, 12/12/16	250	250,306
Branch Banking & Trust Co.
1.45%, 10/03/16 (Call 09/03/16)	300	302,019
Capital One Financial Corp.
3.15%, 07/15/16	200	204,863
Citigroup Inc.
1.30%, 11/15/16	150	149,970
3.95%, 06/15/16	500	516,357

Security	Principal (000s)	Value
Deutsche Bank AG/London
3.25%, 01/11/16	$300	$305,207
Fifth Third Bancorp
3.63%, 01/25/16	300	306,126
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	750	765,317
JPMorgan Chase & Co.
3.45%, 03/01/16	700	715,395
Lloyds Bank PLC
4.88%, 01/21/16	100	102,945
Morgan Stanley
3.80%, 04/29/16	400	411,406
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	250	251,263
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[a]	250	255,433
Royal Bank of Canada
2.30%, 07/20/16	400	407,200
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	150	154,404
Toronto-Dominion Bank (The)
2.38%, 10/19/16	300	307,039
Wells Fargo & Co.
1.25%, 07/20/16	700	702,427
Westpac Banking Corp.
0.95%, 01/12/16	100	100,315

		7,889,642
BEVERAGES — 4.04%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	200	200,473
Coca-Cola Co. (The)
1.80%, 09/01/16	300	304,519
Diageo Capital PLC
0.63%, 04/29/16	200	200,024
PepsiCo Inc.
2.50%, 05/10/16	300	305,093

		1,010,109
BIOTECHNOLOGY — 0.61%
Amgen Inc.
2.30%, 06/15/16	150	152,232

		152,232

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.83%
Dow Chemical Co. (The)
2.50%, 02/15/16	$100	$101,324
Ecolab Inc.
3.00%, 12/08/16	200	206,074
Praxair Inc.
0.75%, 02/21/16	150	150,336

		457,734
COMMERCIAL SERVICES — 0.43%
Western Union Co. (The)
5.93%, 10/01/16	100	106,385

		106,385
COMPUTERS — 3.24%
Apple Inc.
0.45%, 05/03/16	100	99,887
Hewlett-Packard Co.
3.00%, 09/15/16	300	307,685
International Business Machines Corp.
2.00%, 01/05/16	400	404,197

		811,769
COSMETICS & PERSONAL CARE — 0.61%
Procter & Gamble Co. (The)
1.45%, 08/15/16	150	151,454

		151,454
DIVERSIFIED FINANCIAL SERVICES — 9.66%
American Express Credit Corp.
2.80%, 09/19/16	400	410,350
Countrywide Financial Corp.
6.25%, 05/15/16	200	209,940
Credit Suisse USA Inc.
5.38%, 03/02/16	150	155,632
Ford Motor Credit Co. LLC
4.21%, 04/15/16	500	514,419
General Electric Capital Corp.
2.95%, 05/09/16	600	613,645
HSBC Finance Corp.
5.50%, 01/19/16	200	206,454
International Lease Finance Corp.
6.75%, 09/01/16[b]	100	105,870
Nomura Holdings Inc.
2.00%, 09/13/16	200	201,772

		2,418,082

Security	Principal (000s)	Value
ELECTRIC — 3.53%
Dayton Power & Light Co. (The)
1.88%, 09/15/16	$70	$70,628
Dominion Gas Holdings LLC
1.05%, 11/01/16	200	199,961
Duke Energy Corp.
2.15%, 11/15/16	250	255,294
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	100	105,409
Southern Co. (The)
1.95%, 09/01/16	150	152,257
Xcel Energy Inc.
0.75%, 05/09/16	100	99,885

		883,434
ELECTRONICS — 0.81%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	200	203,914

		203,914
ENVIRONMENTAL CONTROL — 0.41%
Waste Management Inc.
2.60%, 09/01/16	100	102,096

		102,096
FOOD — 0.61%
Mondelez International Inc.
4.13%, 02/09/16	150	153,799

		153,799
GAS — 0.64%
Sempra Energy
6.50%, 06/01/16	150	158,894

		158,894
HEALTH CARE — PRODUCTS — 1.21%
Baxter International Inc.
0.95%, 06/01/16	100	100,040
Becton Dickinson and Co.
1.75%, 11/08/16	100	101,032
Stryker Corp.
2.00%, 09/30/16	100	101,594

		302,666
HEALTH CARE — SERVICES — 0.40%
Ventas Realty LP
1.55%, 09/26/16	100	100,606

		100,606

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
INSURANCE — 2.89%
American International Group Inc.
5.60%, 10/18/16	$100	$106,421
Aon Corp.
3.13%, 05/27/16	100	102,246
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	200	200,632
MetLife Inc.
6.75%, 06/01/16	200	212,441
Prudential Financial Inc.
3.00%, 05/12/16	100	102,084

		723,824
INTERNET — 0.41%
Google Inc.
2.13%, 05/19/16	100	101,802

		101,802
MACHINERY — 2.22%
Caterpillar Financial Services Corp.
2.05%, 08/01/16	350	355,372
John Deere Capital Corp.
0.75%, 01/22/16	200	200,557

		555,929
MANUFACTURING — 1.01%
3M Co.
1.38%, 09/29/16	150	151,603
Cooper U.S. Inc.
2.38%, 01/15/16	100	101,213

		252,816
MEDIA — 3.59%
Comcast Corp.
5.90%, 03/15/16	300	313,804
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	170	173,504
Time Warner Inc.
5.88%, 11/15/16	100	107,325
Viacom Inc.
2.50%, 12/15/16	100	102,142
Walt Disney Co. (The)
1.35%, 08/16/16	200	202,022

		898,797

Security	Principal (000s)	Value
MINING — 1.41%
BHP Billiton Finance USA Ltd.
1.88%, 11/21/16	$100	$101,560
Rio Tinto Finance USA PLC
1.38%, 06/17/16	250	251,292

		352,852
OFFICE & BUSINESS EQUIPMENT — 0.42%
Xerox Corp.
6.40%, 03/15/16	100	104,646

		104,646
OIL & GAS — 3.70%
Anadarko Petroleum Corp.
5.95%, 09/15/16	150	159,532
BP Capital Markets PLC
3.20%, 03/11/16	200	204,396
Chevron Corp.
0.89%, 06/24/16	100	100,258
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	150	160,377
Occidental Petroleum Corp.
2.50%, 02/01/16	100	101,357
Total Capital International SA
1.00%, 08/12/16	200	200,857

		926,777
PHARMACEUTICALS — 4.43%
Express Scripts Holding Co.
3.13%, 05/15/16	250	255,835
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	200	200,409
Johnson & Johnson
0.70%, 11/28/16	150	149,759
Merck & Co. Inc.
0.70%, 05/18/16	200	200,077
Mylan Inc.
1.35%, 11/29/16	100	99,746
Sanofi
2.63%, 03/29/16	200	203,872

		1,109,698
PIPELINES — 2.02%
Enterprise Products Operating LLC
3.20%, 02/01/16	150	152,483

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	$150	$151,902
TransCanada PipeLines Ltd.
0.75%, 01/15/16	200	199,958

		504,343
REAL ESTATE INVESTMENT TRUSTS — 1.45%
ERP Operating LP
5.38%, 08/01/16	100	105,403
HCP Inc.
3.75%, 02/01/16	150	153,048
Kimco Realty Corp.
5.78%, 03/15/16	50	51,997
Liberty Property LP
5.50%, 12/15/16	50	53,140

		363,588
RETAIL — 2.86%
CVS Health Corp.
1.20%, 12/05/16	100	100,627
Home Depot Inc. (The)
5.40%, 03/01/16	300	312,152
Lowe’s Companies Inc.
2.13%, 04/15/16 (Call 03/15/16)	100	101,269
Wal-Mart Stores Inc.
0.60%, 04/11/16	200	200,352

		714,400
SEMICONDUCTORS — 0.81%
Intel Corp.
1.95%, 10/01/16	100	101,669
Texas Instruments Inc.
2.38%, 05/16/16	100	101,774

		203,443
SOFTWARE — 0.83%
Oracle Corp.
5.25%, 01/15/16	200	206,708

		206,708
TELECOMMUNICATIONS — 6.35%
America Movil SAB de CV
2.38%, 09/08/16	200	203,568
AT&T Inc.
2.40%, 08/15/16	200	203,283
Cisco Systems Inc.
5.50%, 02/22/16	300	312,140

Security	Principal or Shares (000s)	Value
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$150	$156,404
Telefonica Emisiones SAU
3.99%, 02/16/16	200	204,666
Verizon Communications Inc.
2.00%, 11/01/16	500	507,703

		1,587,764
TRANSPORTATION — 0.62%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	50	50,486
Norfolk Southern Corp.
5.75%, 01/15/16	100	103,501

		153,987

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,645,355)		24,631,063

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	229	228,956

		228,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,956)		228,956

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $24,874,311)		24,860,019
Other Assets, Less Liabilities — 0.65%		162,246

NET ASSETS — 100.00%		$25,022,265

[a]	Affiliated issuer. See Note 2.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.87%

AEROSPACE & DEFENSE — 2.04%
General Dynamics Corp.
1.00%, 11/15/17	$50	$49,859
United Technologies Corp.
1.80%, 06/01/17	150	152,739

		202,598
AGRICULTURE — 1.01%
Philip Morris International Inc.
1.25%, 11/09/17	100	100,215

		100,215
AUTO MANUFACTURERS — 1.51%
Toyota Motor Credit Corp.
1.25%, 10/05/17	150	150,490

		150,490
BANKS — 33.00%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	100	100,113
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	99,931
Bank of America Corp.
1.70%, 08/25/17	350	351,243
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	150	150,272
Bank of Nova Scotia (The)
1.25%, 04/11/17	200	200,679
BNP Paribas SA
1.38%, 03/17/17	200	200,302
Citigroup Inc.
1.85%, 11/24/17	300	301,025
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	100	103,922
Deutsche Bank AG/London
1.40%, 02/13/17	200	200,199
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	200	212,985
HSBC USA Inc.
1.50%, 11/13/17	100	100,141

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$300	$331,066
Morgan Stanley
4.75%, 03/22/17	300	318,327
Royal Bank of Canada
1.40%, 10/13/17	150	150,385
UBS AG/Stamford CT
5.88%, 12/20/17	100	110,680
Wells Fargo & Co.
1.40%, 09/08/17	250	250,790
Westpac Banking Corp.
1.20%, 05/19/17	100	99,893

		3,281,953
BEVERAGES — 3.55%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201,487
Diageo Capital PLC
1.50%, 05/11/17	150	151,462

		352,949
BIOTECHNOLOGY — 1.51%
Amgen Inc.
1.25%, 05/22/17	150	149,990

		149,990
CHEMICALS — 1.11%
Rohm & Haas Co.
6.00%, 09/15/17	100	110,340

		110,340
COMPUTERS — 3.15%
Apple Inc.
1.05%, 05/05/17	100	100,412
Hewlett-Packard Co.
2.60%, 09/15/17	100	102,522
International Business Machines Corp.
5.70%, 09/14/17	100	110,820

		313,754
DIVERSIFIED FINANCIAL SERVICES — 8.32%
American Express Credit Corp.
1.13%, 06/05/17	250	249,803
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	199,801
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	250	251,383

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	$25	$24,979
NYSE Holdings LLC
2.00%, 10/05/17	100	101,396

		827,362
ELECTRIC — 3.55%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	150	150,696
Duke Energy Corp.
1.63%, 08/15/17	200	201,899

		352,595
FOOD — 1.02%
Kroger Co. (The)
2.20%, 01/15/17	100	101,745

		101,745
HEALTH CARE — PRODUCTS — 1.52%
Becton Dickinson and Co.
1.80%, 12/15/17	150	151,295

		151,295
HEALTH CARE — SERVICES —1.01%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	100	100,330

		100,330
INSURANCE — 2.04%
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	150	152,168
MetLife Inc.
1.90%, 12/15/17	50	50,568

		202,736
INTERNET — 1.00%
Amazon.com Inc.
1.20%, 11/29/17	100	99,790

		99,790
MACHINERY — 1.51%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	150	150,634

		150,634
MANUFACTURING — 1.11%
General Electric Co.
5.25%, 12/06/17	100	110,208

		110,208

Security	Principal (000s)	Value
MEDIA — 2.24%
Comcast Corp.
6.30%, 11/15/17	$100	$112,546
Viacom Inc.
6.13%, 10/05/17	100	110,446

		222,992
MINING — 2.04%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	200	202,736

		202,736
OIL & GAS — 6.18%
Anadarko Petroleum Corp.
6.38%, 09/15/17	100	111,037
BP Capital Markets PLC
1.85%, 05/05/17	100	101,353
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	150	150,152
Occidental Petroleum Corp.
1.75%, 02/15/17	150	151,954
Shell International Finance BV
1.13%, 08/21/17	100	100,482

		614,978
PHARMACEUTICALS — 4.56%
AbbVie Inc.
1.75%, 11/06/17	150	150,799
Actavis Funding SCS
1.30%, 06/15/17	100	99,411
Express Scripts Holding Co.
2.65%, 02/15/17	100	102,355
Pfizer Inc.
1.10%, 05/15/17	100	100,478

		453,043
PIPELINES — 2.15%
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	213,995

		213,995
REAL ESTATE INVESTMENT TRUSTS — 1.55%
Simon Property Group LP
2.80%, 01/30/17 (Call 10/30/16)	150	154,086

		154,086

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
RETAIL — 2.52%
Costco Wholesale Corp.
1.13%, 12/15/17	$100	$100,134
Wal-Mart Stores Inc.
1.00%, 04/21/17	150	150,782

		250,916
SEMICONDUCTORS — 1.01%
Intel Corp.
1.35%, 12/15/17	100	100,481

		100,481
SOFTWARE — 1.01%
Oracle Corp.
1.20%, 10/15/17	100	100,162

		100,162
TELECOMMUNICATIONS — 5.65%
AT&T Inc.
1.40%, 12/01/17	150	149,685
Cisco Systems Inc.
1.10%, 03/03/17	150	150,784
Verizon Communications Inc.
1.35%, 06/09/17	100	100,035
Vodafone Group PLC
5.63%, 02/27/17	150	161,605

		562,109

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,626,671)		9,634,482

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	258	257,559

		257,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,559)		257,559

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $9,884,230)		9,892,041
Other Assets, Less Liabilities — 0.54%		54,011

NET ASSETS — 100.00%		$9,946,052

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.36%

AEROSPACE & DEFENSE — 0.70%
Northrop Grumman Corp.
1.75%, 06/01/18	$175	$175,445

		175,445
AGRICULTURE — 0.78%
Philip Morris International Inc.
5.65%, 05/16/18	175	196,876

		196,876
AUTO MANUFACTURERS — 1.00%
Toyota Motor Credit Corp.
1.45%, 01/12/18	200	201,137
2.00%, 10/24/18	50	50,819

		251,956
BANKS — 30.93%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	125	130,101
Bank of America Corp.
6.88%, 04/25/18	725	825,392
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	200	200,085
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	200	199,385
Bank of Nova Scotia (The)
2.05%, 10/30/18	250	253,257
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	150	151,571
BNP Paribas SA
2.40%, 12/12/18	200	203,370
BPCE SA
1.63%, 01/26/18	250	250,399
Citigroup Inc.
1.75%, 05/01/18	300	299,173
2.50%, 09/26/18	400	407,008
Credit Suisse/New York NY
1.75%, 01/29/18	250	250,901
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	700	783,693
HSBC USA Inc.
2.63%, 09/24/18	200	205,246

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/16/18	$200	$208,944
JPMorgan Chase & Co.
1.63%, 05/15/18	400	397,763
Series H
1.70%, 03/01/18 (Call 02/01/18)	350	350,515
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,434
Morgan Stanley
2.13%, 04/25/18	400	403,004
6.63%, 04/01/18	200	225,986
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	150	149,495
Royal Bank of Canada
2.20%, 07/27/18	200	203,994
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	250,094
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	101,433
Toronto-Dominion Bank (The)
2.63%, 09/10/18	275	284,042
UBS AG/Stamford CT
5.75%, 04/25/18	200	223,063
Wells Fargo & Co.
1.50%, 01/16/18	375	375,842
Westpac Banking Corp.
1.60%, 01/12/18	200	200,341

		7,784,531
BEVERAGES — 3.43%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	175	175,162
Coca-Cola Co. (The)
1.65%, 11/01/18[a]	200	202,628
Diageo Capital PLC
1.13%, 04/29/18	100	99,095
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	114,708
PepsiCo Inc.
7.90%, 11/01/18	225	271,312

		862,905
BIOTECHNOLOGY — 0.45%
Amgen Inc.
6.15%, 06/01/18	100	113,327

		113,327

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.50%
CF Industries Inc.
6.88%, 05/01/18	$100	$113,766
Ecolab Inc.
1.55%, 01/12/18	150	149,980
EI du Pont de Nemours & Co.
6.00%, 07/15/18	100	113,642

		377,388
COMPUTERS — 4.21%
Apple Inc.
1.00%, 05/03/18	375	372,628
Computer Sciences Corp.
6.50%, 03/15/18	100	110,533
EMC Corp./MA
1.88%, 06/01/18	225	227,227
Hewlett-Packard Co.
5.50%, 03/01/18	100	110,422
International Business Machines Corp.
7.63%, 10/15/18	200	240,238

		1,061,048
DIVERSIFIED FINANCIAL SERVICES — 6.36%
American Express Co.
1.55%, 05/22/18	325	324,372
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	201,985
2.88%, 10/01/18	200	205,650
General Electric Capital Corp.
5.63%, 05/01/18	400	448,917
International Lease Finance Corp.
7.13%, 09/01/18[b]	50	56,435
Jefferies Group LLC
5.13%, 04/13/18	100	105,622
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	257,173

		1,600,154
ELECTRIC — 5.59%
Commonwealth Edison Co.
5.80%, 03/15/18	100	112,539
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	100	112,585
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	300	305,373

Security	Principal (000s)	Value
Nevada Power Co.
6.50%, 08/01/18	$150	$172,230
Northern States Power Co./MN
5.25%, 03/01/18	100	110,172
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	60,579
PacifiCorp
5.65%, 07/15/18	50	56,210
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	100,015
Southern California Edison Co.
5.50%, 08/15/18	100	112,530
Southern Co. (The)
2.45%, 09/01/18	150	153,801
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	111,161

		1,407,195
ELECTRONICS — 0.88%
Honeywell International Inc.
5.30%, 03/01/18	100	111,194
Koninklijke Philips NV
5.75%, 03/11/18	100	111,514

		222,708
ENVIRONMENTAL CONTROL — 0.45%
Waste Management Inc.
6.10%, 03/15/18	100	112,476

		112,476
FOOD — 0.85%
ConAgra Foods Inc.
1.90%, 01/25/18	100	99,774
Kraft Foods Group Inc.
6.13%, 08/23/18	100	113,097

		212,871
FOREST PRODUCTS & PAPER — 0.35%
International Paper Co.
7.95%, 06/15/18	75	88,277

		88,277
GAS — 0.22%
CenterPoint Energy Inc.
6.50%, 05/01/18	50	56,637

		56,637

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.90%
Baxter International Inc.
1.85%, 06/15/18	$150	$150,840
Boston Scientific Corp.
2.65%, 10/01/18	100	101,588
CR Bard Inc.
1.38%, 01/15/18	50	49,684
Medtronic Inc.
1.38%, 04/01/18	175	175,399

		477,511
HEALTH CARE — SERVICES — 0.85%
Anthem Inc.
1.88%, 01/15/18	100	100,738
UnitedHealth Group Inc.
6.00%, 02/15/18	100	112,639

		213,377
HOLDING COMPANIES — DIVERSIFIED — 0.72%
Ares Capital Corp.
4.88%, 11/30/18	100	105,397
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	75	74,921

		180,318
INSURANCE — 3.04%
American International Group Inc.
5.85%, 01/16/18	200	222,634
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	200	224,451
Chubb Corp. (The)
5.75%, 05/15/18	100	112,690
Prudential Financial Inc.
2.30%, 08/15/18	100	101,701
Voya Financial Inc.
2.90%, 02/15/18	100	102,936

		764,412
INTERNET — 0.46%
Expedia Inc.
7.46%, 08/15/18	100	115,156

		115,156
MACHINERY — 1.61%
Caterpillar Financial Services Corp. Series G
2.45%, 09/06/18	100	102,841

Security	Principal (000s)	Value
John Deere Capital Corp.
1.35%, 01/16/18	$100	$100,279
1.95%, 12/13/18	150	152,181
Roper Technologies Inc.
2.05%, 10/01/18	50	50,222

		405,523
MANUFACTURING — 0.80%
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	175	202,230

		202,230
MEDIA — 2.17%
21st Century Fox America Inc.
8.25%, 08/10/18	25	30,092
Comcast Corp.
5.70%, 05/15/18	100	112,383
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	50	49,980
Historic TW Inc.
6.88%, 06/15/18	100	115,454
Time Warner Cable Inc.
6.75%, 07/01/18	100	111,355
Viacom Inc.
2.50%, 09/01/18	125	127,146

		546,410
MINING — 1.70%
Barrick Gold Corp.
2.50%, 05/01/18	50	50,339
Freeport-McMoRan Inc.
2.38%, 03/15/18	150	149,626
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	175	177,175
Teck Resources Ltd.
2.50%, 02/01/18	50	49,848

		426,988
OFFICE & BUSINESS EQUIPMENT — 0.60%
Xerox Corp.
6.35%, 05/15/18	135	152,166

		152,166
OIL & GAS — 5.60%
BP Capital Markets PLC
1.38%, 05/10/18	225	224,271

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
1.75%, 01/15/18	$125	$124,294
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	175	177,111
ConocoPhillips
5.20%, 05/15/18	150	166,592
Exxon Mobil Corp.
1.31%, 03/06/18	100	100,391
Marathon Oil Corp.
5.90%, 03/15/18	100	110,432
Shell International Finance BV
2.00%, 11/15/18	150	152,654
Southwestern Energy Co.
7.50%, 02/01/18	100	113,017
Suncor Energy Inc.
6.10%, 06/01/18	100	112,471
Total Capital SA
2.13%, 08/10/18	125	127,749

		1,408,982
OIL & GAS SERVICES — 0.85%
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	101,029
Western Atlas Inc.
6.00%, 06/01/18	100	112,975

		214,004
PHARMACEUTICALS — 4.21%
AbbVie Inc.
2.00%, 11/06/18	100	100,220
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	250	281,781
Johnson & Johnson
1.65%, 12/05/18	100	101,349
McKesson Corp.
1.40%, 03/15/18	100	99,538
Merck & Co. Inc.
1.30%, 05/18/18	125	125,056
Pfizer Inc.
1.50%, 06/15/18	150	150,846
Sanofi
1.25%, 04/10/18	100	100,043
Zoetis Inc.
1.88%, 02/01/18	100	99,892

		1,058,725

Security	Principal (000s)	Value
PIPELINES — 2.85%
Enbridge Energy Partners LP Series B
6.50%, 04/15/18	$100	$111,736
Energy Transfer Partners LP
6.70%, 07/01/18	100	113,639
Enterprise Products Operating LLC
6.65%, 04/15/18	100	113,914
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	150	164,852
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	100	113,462
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,947

		718,550
REAL ESTATE INVESTMENT TRUSTS — 2.12%
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,257
HCP Inc.
6.70%, 01/30/18	100	112,800
Health Care REIT Inc.
2.25%, 03/15/18	100	101,183
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	101,116
Simon Property Group LP
6.13%, 05/30/18	100	113,661

		535,017
RETAIL — 3.02%
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	102,228
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	75	77,289
McDonald’s Corp.
5.35%, 03/01/18	100	110,830
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,169
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	50	50,861
Target Corp.
6.00%, 01/15/18	100	112,468
Wal-Mart Stores Inc.
1.95%, 12/15/18	250	255,775

		759,620

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
SOFTWARE — 1.51%
Microsoft Corp.
1.63%, 12/06/18[a]	$125	$126,357
Oracle Corp.
5.75%, 04/15/18	225	252,995

		379,352
TELECOMMUNICATIONS — 4.84%
AT&T Inc.
5.50%, 02/01/18	400	439,694
British Telecommunications PLC
5.95%, 01/15/18	100	111,287
Telefonica Emisiones SAU
3.19%, 04/27/18	150	155,761
Verizon Communications Inc.
6.10%, 04/15/18	300	337,751
Vodafone Group PLC
1.50%, 02/19/18	175	174,689

		1,219,182
TOYS, GAMES & HOBBIES — 0.39%
Mattel Inc.
1.70%, 03/15/18	100	99,125

		99,125
TRANSPORTATION — 1.42%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	50	55,959
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	76,160
Union Pacific Corp.
5.70%, 08/15/18	100	113,720
United Parcel Service Inc.
5.50%, 01/15/18	100	111,454

		357,293

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,781,590)		24,757,735

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	386	385,589

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	22	$21,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	279	279,303

		686,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $686,553)		686,553

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $25,468,143)		25,444,288
Other Assets, Less Liabilities — (1.09)%		(274,813)

NET ASSETS — 100.00%		$25,169,475

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.67%

AEROSPACE & DEFENSE — 1.71%
L-3 Communications Corp.
5.20%, 10/15/19	$50	$55,127
United Technologies Corp.
6.13%, 02/01/19	100	115,537

		170,664
AGRICULTURE — 0.61%
Lorillard Tobacco Co.
8.13%, 06/23/19	50	60,809

		60,809
AUTO MANUFACTURERS — 1.52%
American Honda Finance Corp.
2.25%, 08/15/19	50	50,739
Toyota Motor Credit Corp.
2.13%, 07/18/19	100	101,315

		152,054
BANKS — 27.92%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	80	80,697
Bank of America Corp.
2.65%, 04/01/19	300	305,385
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	150	151,902
Barclays Bank PLC
2.50%, 02/20/19	200	203,721
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	151,175
Citigroup Inc.
2.50%, 07/29/19	200	202,097
Deutsche Bank AG/London
2.50%, 02/13/19	100	101,339
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	100,576
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	250	254,075
HSBC USA Inc.
2.38%, 11/13/19	100	100,840
JPMorgan Chase & Co.
2.20%, 10/22/19	200	199,667

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19	$300	$301,027
PNC Funding Corp.
6.70%, 06/10/19[a]	100	117,843
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	100,940
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	150	151,915
Wells Fargo & Co.
2.15%, 01/15/19	150	151,392
Westpac Banking Corp.
4.88%, 11/19/19	100	111,433

		2,786,024
BEVERAGES — 3.06%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	200	203,333
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	100	102,056

		305,389
BIOTECHNOLOGY — 1.01%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	100,917

		100,917
CHEMICALS — 2.83%
Dow Chemical Co. (The)
8.55%, 05/15/19	100	124,239
EI du Pont de Nemours & Co.
5.75%, 03/15/19	50	57,114
Monsanto Co.
2.13%, 07/15/19	100	100,745

		282,098
COMPUTERS — 2.03%
Apple Inc.
2.10%, 05/06/19	100	101,744
International Business Machines Corp.
1.95%, 02/12/19	100	101,207

		202,951
DIVERSIFIED FINANCIAL SERVICES — 4.56%
American Express Credit Corp.
2.13%, 03/18/19	150	151,036
General Electric Capital Corp.
2.30%, 01/14/19	150	153,545

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Jefferies Group LLC
8.50%, 07/15/19	$40	$47,860
Nomura Holdings Inc.
2.75%, 03/19/19	100	101,963

		454,404
ELECTRIC — 4.87%
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	100	101,110
Entergy Texas Inc.
7.13%, 02/01/19	50	59,034
Georgia Power Co.
4.25%, 12/01/19	100	109,442
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	102,191
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	113,738

		485,515
FOOD — 2.03%
General Mills Inc.
2.20%, 10/21/19	100	100,684
Unilever Capital Corp.
2.20%, 03/06/19	100	101,931

		202,615
GAS — 0.64%
Sempra Energy
9.80%, 02/15/19	50	63,929

		63,929
HEALTH CARE — PRODUCTS — 1.02%
Becton Dickinson and Co.
2.68%, 12/15/19	100	102,123

		102,123
HEALTH CARE — SERVICES — 1.52%
Anthem Inc.
2.25%, 08/15/19	50	50,184
Dignity Health
2.64%, 11/01/19	50	50,740
UnitedHealth Group Inc.
2.30%, 12/15/19	50	50,749

		151,673
INSURANCE — 2.64%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,414

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19	$100	$101,690
MetLife Inc.
7.72%, 02/15/19	50	60,502
Prudential Financial Inc.
2.35%, 08/15/19	50	50,327

		262,933
INTERNET — 1.51%
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	50	50,964
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	100	99,639

		150,603
MACHINERY — 2.02%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	100	101,105
John Deere Capital Corp.
1.95%, 03/04/19	100	100,668

		201,773
MANUFACTURING — 0.50%
3M Co.
1.63%, 06/15/19	50	49,872

		49,872
MEDIA — 3.79%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,960
Time Warner Cable Inc.
8.75%, 02/14/19	150	177,164
Viacom Inc.
2.75%, 12/15/19 (Call 11/11/19)	50	50,662
Walt Disney Co. (The)
1.85%, 05/30/19	100	100,434

		378,220
MINING — 1.81%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	100	117,409
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	50	62,996

		180,405
OIL & GAS — 6.03%
BP Capital Markets PLC
2.24%, 05/10/19	100	100,953

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Cenovus Energy Inc.
5.70%, 10/15/19	$50	$56,281
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	100	101,938
ConocoPhillips
5.75%, 02/01/19	100	114,301
Hess Corp.
8.13%, 02/15/19	50	59,825
Shell International Finance BV
4.30%, 09/22/19	100	110,335
Talisman Energy Inc.
7.75%, 06/01/19	50	58,040

		601,673
OIL & GAS SERVICES — 0.35%
Weatherford International Ltd./Bermuda
9.63%, 03/01/19	30	34,950

		34,950
PHARMACEUTICALS — 4.67%
Express Scripts Holding Co.
2.25%, 06/15/19	100	100,120
McKesson Corp.
2.28%, 03/15/19	50	50,416
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	112,394
Pfizer Inc.
2.10%, 05/15/19[b]	200	202,880

		465,810
PIPELINES — 3.03%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[c]	50	48,793
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	101,497
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	101,011
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[b]	50	50,494

		301,795
REAL ESTATE INVESTMENT TRUSTS — 2.73%
Boston Properties LP
5.88%, 10/15/19	50	57,759

Security	Principal (000s)	Value
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	$50	$53,302
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	100	101,388
Weyerhaeuser Co.
7.38%, 10/01/19	50	59,533

		271,982
RETAIL — 2.62%
Costco Wholesale Corp.
1.70%, 12/15/19	100	99,605
Walgreen Co.
5.25%, 01/15/19	100	111,211
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	50,910

		261,726
SOFTWARE — 2.58%
Microsoft Corp.
4.20%, 06/01/19	50	55,036
Oracle Corp.
2.25%, 10/08/19	200	202,629

		257,665
TELECOMMUNICATIONS — 5.29%
AT&T Inc.
2.30%, 03/11/19	150	150,943
Cisco Systems Inc.
2.13%, 03/01/19	150	152,527
Orange SA
2.75%, 02/06/19	50	51,556
Verizon Communications Inc.
6.35%, 04/01/19	100	115,615
Vodafone Group PLC
5.45%, 06/10/19	50	56,624

		527,265
TRANSPORTATION — 1.77%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	50	55,636
FedEx Corp.
8.00%, 01/15/19	100	121,165

		176,801

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,625,049)		9,644,638

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

April 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.20%

MONEY MARKET FUNDS — 5.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,d,e]	229	$229,227
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	33	32,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	257	257,100

		519,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $519,225)		519,225

TOTAL INVESTMENTS IN SECURITIES — 101.87%
(Cost: $10,144,274)		10,163,863
Other Assets, Less Liabilities — (1.87)%		(186,467)

NET ASSETS — 100.00%		$9,977,396

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.75%

ADVERTISING — 0.43%
Omnicom Group Inc.
4.45%, 08/15/20	$100	$109,398

		109,398
AEROSPACE & DEFENSE — 1.49%
L-3 Communications Corp.
4.75%, 07/15/20	100	108,175
Raytheon Co.
3.13%, 10/15/20	100	104,682
United Technologies Corp.
4.50%, 04/15/20	150	166,789

		379,646
AGRICULTURE — 1.15%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	120	121,490
Lorillard Tobacco Co.
6.88%, 05/01/20	50	59,473
Philip Morris International Inc.
4.50%, 03/26/20	100	111,177

		292,140
AUTO MANUFACTURERS — 0.84%
Toyota Motor Credit Corp.
2.15%, 03/12/20	100	100,741
Series B
4.50%, 06/17/20	100	112,128

		212,869
BANKS — 22.18%
Abbey National Treasury Services PLC/London
2.38%, 03/16/20	100	100,623
Bank of America Corp.
5.63%, 07/01/20	300	343,454
Bank of New York Mellon Corp. (The) Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	150	150,677
Barclays Bank PLC
5.13%, 01/08/20	300	339,729
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	150	151,708
Citigroup Inc.
2.40%, 02/18/20	100	99,957

Security	Principal (000s)	Value
5.38%, 08/09/20	$200	$227,285
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b]	200	200,735
Credit Suisse/New York NY
5.40%, 01/14/20	200	224,167
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	200	201,016
5.38%, 03/15/20	375	422,885
HSBC USA Inc.
2.35%, 03/05/20	300	301,102
5.00%, 09/27/20	100	111,285
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)	250	251,369
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	450	448,606
4.25%, 10/15/20	300	325,990
Morgan Stanley
2.65%, 01/27/20	150	151,471
5.50%, 01/26/20	400	453,091
Northern Trust Corp.
3.45%, 11/04/20	100	107,046
PNC Funding Corp.
4.38%, 08/11/20[c]	190	209,094
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	100	115,245
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	253,010
UBS AG/Stamford CT
2.35%, 03/26/20	250	251,045
Wells Fargo & Co. Series N
2.15%, 01/30/20	200	200,004

		5,640,594
BEVERAGES — 4.12%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	350	401,612
Coca-Cola Co. (The)
2.45%, 11/01/20[a]	100	102,811
3.15%, 11/15/20	150	159,251
Coca-Cola Enterprises Inc.
3.50%, 09/15/20[a]	100	105,154
PepsiCo Inc.
4.50%, 01/15/20	250	278,891

		1,047,719

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.17%
Amgen Inc.
3.45%, 10/01/20	$80	$84,287
Celgene Corp.
3.95%, 10/15/20	50	53,704
Genzyme Corp.
5.00%, 06/15/20	50	57,034
Gilead Sciences Inc.
2.35%, 02/01/20	100	101,943

		296,968
CHEMICALS — 3.18%
CF Industries Inc.
7.13%, 05/01/20	75	89,885
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	200	217,354
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	130	131,811
Ecolab Inc.
2.25%, 01/12/20	50	50,046
EI du Pont de Nemours & Co.
4.63%, 01/15/20	100	111,163
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	200	208,500

		808,759
COMPUTERS — 2.79%
Apple Inc.
1.55%, 02/07/20[a]	150	148,366
EMC Corp./MA
2.65%, 06/01/20	200	205,186
Hewlett-Packard Co.
3.75%, 12/01/20	150	157,798
International Business Machines Corp.
1.63%, 05/15/20[a]	200	197,471

		708,821
DIVERSIFIED FINANCIAL SERVICES — 6.55%
Alterra Finance LLC
6.25%, 09/30/20	50	58,501
Ameriprise Financial Inc.
5.30%, 03/15/20	80	91,639
Charles Schwab Corp. (The)
4.45%, 07/22/20	100	111,625
Ford Motor Credit Co. LLC
8.13%, 01/15/20	200	249,042

Security	Principal (000s)	Value
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	$150	$151,980
4.38%, 09/16/20	500	555,928
Lazard Group LLC
4.25%, 11/14/20	50	53,063
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	50	55,882
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (Call 05/15/20)	140	140,668
Nomura Holdings Inc.
6.70%, 03/04/20	125	149,052
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	50	50,023

		1,667,403
ELECTRIC — 4.27%
Appalachian Power Co.
7.95%, 01/15/20	50	61,925
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	150	151,724
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,864
Duke Energy Indiana Inc.
3.75%, 07/15/20	150	161,686
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	50	55,112
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	250	263,857
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	150	156,339
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	120	126,743
Pennsylvania Electric Co.
5.20%, 04/01/20	50	55,380

		1,085,630
ENVIRONMENTAL CONTROL — 0.83%
Republic Services Inc.
5.00%, 03/01/20	100	111,267
Waste Management Inc.
4.75%, 06/30/20	90	100,262

		211,529

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
FOOD — 1.12%
Kraft Foods Group Inc.
5.38%, 02/10/20	$100	$112,672
Kroger Co. (The)
6.15%, 01/15/20	50	58,344
Mondelez International Inc.
5.38%, 02/10/20	100	113,540

		284,556
GAS — 0.20%
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	50,272

		50,272
HEALTH CARE — PRODUCTS — 3.15%
Becton Dickinson and Co.
3.25%, 11/12/20	100	103,750
Boston Scientific Corp.
6.00%, 01/15/20	100	114,537
Medtronic Inc.
2.50%, 03/15/20[b]	150	153,049
4.45%, 03/15/20	250	277,200
Zimmer Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	150	151,772

		800,308
HEALTH CARE — SERVICES — 2.02%
Aetna Inc.
3.95%, 09/01/20	90	96,759
Anthem Inc.
4.35%, 08/15/20	50	54,712
Cigna Corp.
5.13%, 06/15/20	50	56,815
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	151,106
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,047
UnitedHealth Group Inc.
3.88%, 10/15/20 (Call 07/15/20)	50	54,152

		513,591
HOLDING COMPANIES — DIVERSIFIED — 0.95%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	40	40,566
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,542

Security	Principal (000s)	Value
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)[a]	$150	$149,738

		240,846
HOUSEHOLD PRODUCTS & WARES — 0.21%
Kimberly-Clark Corp.
3.63%, 08/01/20	50	53,798

		53,798
INSURANCE — 4.19%
Aflac Inc.
2.40%, 03/16/20	50	50,600
American International Group Inc.
3.38%, 08/15/20	250	262,806
Aon Corp.
5.00%, 09/30/20	100	111,835
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	100	104,951
CNA Financial Corp.
5.88%, 08/15/20	50	57,350
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	113,595
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	100,497
Prudential Financial Inc.
5.38%, 06/21/20	150	171,143
Travelers Companies Inc. (The)
3.90%, 11/01/20	50	54,275
Unum Group
5.63%, 09/15/20	35	39,639

		1,066,691
INTERNET — 0.97%
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)	80	82,363
Expedia Inc.
5.95%, 08/15/20	100	112,041
Symantec Corp.
4.20%, 09/15/20	50	52,350

		246,754
IRON & STEEL — 0.40%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	100	102,702

		102,702

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
LEISURE TIME — 0.21%
Carnival Corp.
3.95%, 10/15/20	$50	$52,892

		52,892
MACHINERY — 1.18%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	50	50,070
John Deere Capital Corp.
1.70%, 01/15/20	50	49,531
2.05%, 03/10/20	100	100,511
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	100	100,454

		300,566
MANUFACTURING — 0.20%
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	50,198

		50,198
MEDIA — 3.73%
CBS Corp.
5.75%, 04/15/20	50	57,305
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	100	112,119
Discovery Communications LLC
5.05%, 06/01/20[a]	100	111,145
NBCUniversal Media LLC
5.15%, 04/30/20	300	343,051
Time Warner Cable Inc.
5.00%, 02/01/20	150	157,486
Time Warner Inc.
4.88%, 03/15/20	150	167,782

		948,888
MINING — 1.01%
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	50	54,963
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	150	148,395
Southern Copper Corp.
5.38%, 04/16/20	50	54,915

		258,273

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.39%
Xerox Corp.
2.75%, 09/01/20	$100	$99,805

		99,805
OIL & GAS — 5.97%
BP Capital Markets PLC
2.32%, 02/13/20[a]	250	252,895
4.50%, 10/01/20	150	166,801
Chevron Corp.
2.43%, 06/24/20 (Call 05/24/20)	250	255,854
ConocoPhillips
6.00%, 01/15/20	100	117,731
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	50	50,825
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	50	50,347
Nabors Industries Inc.
5.00%, 09/15/20	75	76,234
Noble Holding International Ltd.
4.90%, 08/01/20	50	50,136
Pride International Inc.
6.88%, 08/15/20	50	57,199
Shell International Finance BV
4.38%, 03/25/20	150	166,849
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	100	103,687
Total Capital SA
4.45%, 06/24/20	100	111,721
Valero Energy Corp.
6.13%, 02/01/20	50	57,490

		1,517,769
OIL & GAS SERVICES — 0.20%
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	50	50,250

		50,250
PHARMACEUTICALS — 3.67%
Abbott Laboratories
2.00%, 03/15/20	100	100,280
4.13%, 05/27/20	100	109,900
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	300	305,506

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Allergan Inc./U.S.
3.38%, 09/15/20	$50	$51,577
Medco Health Solutions Inc.
4.13%, 09/15/20	50	53,827
Merck & Co. Inc.
1.85%, 02/10/20	150	150,346
Novartis Capital Corp.
4.40%, 04/24/20	100	111,528
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	50	49,909

		932,873
PIPELINES — 3.76%
Enbridge Energy Partners LP
5.20%, 03/15/20	50	54,976
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)[a]	100	105,453
Enterprise Products Operating LLC
5.20%, 09/01/20	100	113,030
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	125	137,928
6.85%, 02/15/20	100	117,004
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	100,029
Spectra Energy Capital LLC
5.65%, 03/01/20	50	54,998
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	50	55,916
TransCanada PipeLines Ltd.
3.80%, 10/01/20	50	53,432
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	50	52,635
5.25%, 03/15/20	100	110,654

		956,055
REAL ESTATE INVESTMENT TRUSTS — 4.28%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	50	49,891
American Tower Corp.
5.05%, 09/01/20	50	55,173
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	100	105,525
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	100	115,990

Security	Principal (000s)	Value
DDR Corp.
7.88%, 09/01/20	$50	$61,958
Digital Realty Trust LP
5.88%, 02/01/20[a]	50	56,698
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	50	55,486
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	100,574
Host Hotels & Resorts LP
6.00%, 11/01/20 (Call 11/01/15)	100	105,500
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	100	103,302
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)[a]	100	115,450
Tanger Properties LP
6.13%, 06/01/20	50	57,955
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	50	50,462
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	50	54,331

		1,088,295
RETAIL — 3.16%
Advance Auto Parts Inc.
5.75%, 05/01/20	50	56,194
Costco Wholesale Corp.
1.75%, 02/15/20	100	99,592
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	111,275
McDonald’s Corp.
3.50%, 07/15/20	50	53,334
Target Corp.
3.88%, 07/15/20	100	109,020
Wal-Mart Stores Inc.
3.25%, 10/25/20	350	373,379

		802,794
SOFTWARE — 1.78%
Adobe Systems Inc.
4.75%, 02/01/20	75	83,260
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)[a]	50	50,316
3.00%, 10/01/20	200	211,385

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
Oracle Corp.
3.88%, 07/15/20	$100	$108,917

		453,878
TELECOMMUNICATIONS — 5.79%
America Movil SAB de CV
5.00%, 03/30/20[a]	200	225,753
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	100	100,049
Cisco Systems Inc.
4.45%, 01/15/20	250	278,570
Harris Corp.
4.40%, 12/15/20	50	54,298
Telefonica Emisiones SAU
5.13%, 04/27/20	100	112,086
Verizon Communications Inc.
2.63%, 02/21/20	100	101,063
4.50%, 09/15/20	550	601,799

		1,473,618
TRANSPORTATION — 1.21%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	106,685
FedEx Corp.
2.30%, 02/01/20	150	150,945
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	50	49,866

		307,496

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,014,627)		25,114,644

SHORT-TERM INVESTMENTS — 8.93%

MONEY MARKET FUNDS — 8.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,840	1,839,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	264	264,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	167	166,699

		2,270,562

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,270,562)		2,270,562

Value
TOTAL INVESTMENTS IN SECURITIES — 107.68%
(Cost: $27,285,189)	$27,385,206
Other Assets, Less Liabilities — (7.68)%	(1,952,760)

NET ASSETS — 100.00%	$25,432,446

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.97%

AEROSPACE & DEFENSE — 1.60%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	$50	$54,438
Lockheed Martin Corp.
3.35%, 09/15/21	100	105,646

		160,084
AGRICULTURE — 1.11%
Altria Group Inc.
4.75%, 05/05/21	100	111,368

		111,368
AUTO MANUFACTURERS — 1.06%
Toyota Motor Credit Corp.
3.40%, 09/15/21	100	106,244

		106,244
BANKS — 17.08%
Bank of America Corp.
5.88%, 01/05/21	150	174,143
Bank of New York Mellon Corp. (The)
3.55%, 09/23/21 (Call 08/23/21)	100	106,461
Bank of Nova Scotia (The)
2.80%, 07/21/21[a]	100	102,069
BNP Paribas SA
5.00%, 01/15/21	150	169,911
Capital One Financial Corp.
4.75%, 07/15/21	100	111,098
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.50%, 01/11/21	25	27,737
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	150	169,164
JPMorgan Chase & Co.
4.35%, 08/15/21	200	218,488
Lloyds Bank PLC
6.38%, 01/21/21	100	120,010
Morgan Stanley
5.75%, 01/25/21	200	231,739
U.S. Bancorp/MN
4.13%, 05/24/21 (Call 04/23/21)	100	109,909
Wells Fargo & Co.
4.60%, 04/01/21	150	167,491

		1,708,220

Security	Principal (000s)	Value
BEVERAGES — 1.06%
Coca-Cola Co. (The)
3.30%, 09/01/21	$100	$106,412

		106,412
BIOTECHNOLOGY — 3.16%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	150	160,410
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	140	155,847

		316,257
CHEMICALS — 3.16%
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100	107,838
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	106,552
Monsanto Co.
2.75%, 07/15/21	100	101,489

		315,879
COMMERCIAL SERVICES — 0.52%
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	50	51,548

		51,548
COMPUTERS — 3.17%
Apple Inc.
2.85%, 05/06/21[a]	150	155,470
Hewlett-Packard Co.
4.38%, 09/15/21	150	161,524

		316,994
DIVERSIFIED FINANCIAL SERVICES — 7.52%
Ford Motor Credit Co. LLC
5.75%, 02/01/21	200	230,904
General Electric Capital Corp.
5.30%, 02/11/21	300	346,854
HSBC Finance Corp.
6.68%, 01/15/21	100	117,937
Jefferies Group LLC
6.88%, 04/15/21	50	56,871

		752,566
ELECTRIC — 3.79%
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	150	163,206

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	$50	$54,745
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	108,531
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	53,000

		379,482
ELECTRONICS — 2.71%
Honeywell International Inc.
4.25%, 03/01/21	150	167,099
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	100	104,194

		271,293
ENVIRONMENTAL CONTROL — 0.55%
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	50	55,195

		55,195
FOOD — 3.68%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	103,275
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	50	50,705
Sysco Corp.
3.00%, 10/02/21 (Call 08/02/21)	100	102,533
Unilever Capital Corp.
4.25%, 02/10/21	100	111,120

		367,633
FOREST PRODUCTS & PAPER — 0.62%
International Paper Co.
7.50%, 08/15/21	50	62,353

		62,353
GAS — 0.52%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	50	52,419

		52,419
HAND & MACHINE TOOLS — 0.63%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	62,718

		62,718
HEALTH CARE — PRODUCTS — 1.69%
Becton Dickinson and Co.
3.13%, 11/08/21	80	81,591

Security	Principal (000s)	Value
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	$80	$87,397

		168,988
HEALTH CARE — SERVICES — 1.02%
UnitedHealth Group Inc.
2.88%, 12/15/21	100	101,972

		101,972
HOUSEHOLD PRODUCTS & WARES — 0.55%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	54,879

		54,879
INSURANCE — 2.82%
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	100	111,164
CNA Financial Corp.
5.75%, 08/15/21	50	57,642
MetLife Inc.
4.75%, 02/08/21	100	112,937

		281,743
INTERNET — 1.04%
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	100	103,884

		103,884
MACHINERY — 1.63%
Caterpillar Inc.
3.90%, 05/27/21	150	163,445

		163,445
MEDIA — 5.91%
21st Century Fox America Inc.
4.50%, 02/15/21	50	55,245
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.60%, 02/15/21 (Call 11/15/20)	100	108,432
NBCUniversal Media LLC
4.38%, 04/01/21	100	111,479
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	49,339
Time Warner Inc.
4.70%, 01/15/21	100	111,125
Viacom Inc.
3.88%, 12/15/21	50	52,183

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Walt Disney Co. (The)
2.75%, 08/16/21	$100	$103,278

		591,081
MINING — 2.31%
Barrick North America Finance LLC
4.40%, 05/30/21	50	51,643
Freeport-McMoRan Inc.
4.00%, 11/14/21	50	49,463
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	50	50,630
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	40	38,298
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)	40	40,894

		230,928
OIL & GAS — 5.61%
BP Capital Markets PLC
4.74%, 03/11/21	100	112,212
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	50	51,025
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	100	102,678
Ensco PLC
4.70%, 03/15/21	50	51,184
Marathon Petroleum Corp.
5.13%, 03/01/21	50	55,960
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	50	52,898
Noble Holding International Ltd.
4.63%, 03/01/21	30	29,451
Occidental Petroleum Corp.
Series 1
4.10%, 02/01/21 (Call 11/01/20)	50	54,384
Total Capital International SA
2.75%, 06/19/21	50	51,023

		560,815
OIL & GAS SERVICES — 1.55%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	100	103,111
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	50	51,760

		154,871

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.04%
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	$100	$103,830

		103,830
PIPELINES — 3.47%
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	51,944
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)[a]	50	53,258
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	100	100,310
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	50	55,331
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	50	55,216
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	30	31,117

		347,176
REAL ESTATE INVESTMENT TRUSTS — 4.16%
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	50	54,034
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	25	27,769
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	55,479
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	80	89,838
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	56,351
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	120	132,900

		416,371
RETAIL — 3.83%
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	57,422
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/01/21)	100	112,119
Wal-Mart Stores Inc.
4.25%, 04/15/21	100	111,743
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	100	102,321

		383,605

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
SEMICONDUCTORS — 1.59%
Intel Corp.
3.30%, 10/01/21	$150	$158,998

		158,998
SOFTWARE — 2.12%
Microsoft Corp.
4.00%, 02/08/21	100	110,332
Oracle Corp.
2.80%, 07/08/21	100	102,232

		212,564
TELECOMMUNICATIONS — 4.12%
AT&T Inc.
4.45%, 05/15/21	120	131,005
Qwest Corp.
6.75%, 12/01/21	25	28,437
Verizon Communications Inc.
3.00%, 11/01/21 (Call 09/01/21)	250	252,610

		412,052
TRANSPORTATION — 1.57%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	50	52,712
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	50	51,919
United Parcel Service Inc.
3.13%, 01/15/21	50	52,771

		157,402

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,772,743)		9,801,269

SHORT-TERM INVESTMENTS — 4.51%

MONEY MARKET FUNDS — 4.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	283	283,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	41	40,664
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	127	127,048

		451,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $451,048)		451,048

Value
TOTAL INVESTMENTS IN SECURITIES — 102.48%
(Cost: $10,223,791)	$10,252,317
Other Assets, Less Liabilities — (2.48)%	(247,982)

NET ASSETS — 100.00%	$10,004,335

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.32%

ADVERTISING — 0.52%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$52,394

		52,394
AEROSPACE & DEFENSE — 2.01%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	97,380
United Technologies Corp.
3.10%, 06/01/22	100	103,245

		200,625
AGRICULTURE — 1.49%
Altria Group Inc.
2.85%, 08/09/22	100	99,054
Reynolds American Inc.
3.25%, 11/01/22	50	49,359

		148,413
AUTO MANUFACTURERS — 1.05%
Toyota Motor Credit Corp.
3.30%, 01/12/22	100	104,932

		104,932
BANKS — 14.66%
Bank of America Corp.
5.70%, 01/24/22	100	115,842
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	50	49,341
Citigroup Inc.
4.05%, 07/30/22	100	103,196
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	200	213,481
Goldman Sachs Group Inc. (The)
5.75%, 01/24/22	180	208,466
HSBC Holdings PLC
4.00%, 03/30/22	100	106,875
JPMorgan Chase & Co.
4.50%, 01/24/22	200	218,850
Morgan Stanley
4.88%, 11/01/22	100	107,870
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a]	100	104,029

Security	Principal (000s)	Value
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	$100	$100,348
Wells Fargo & Co.
3.50%, 03/08/22	130	136,502

		1,464,800
BEVERAGES — 3.00%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	150	147,123
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,170
PepsiCo Inc.
2.75%, 03/05/22	100	101,781

		300,074
CHEMICALS — 2.60%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	80,391
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	80	82,535
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	96,740

		259,666
COMMERCIAL SERVICES — 0.40%
Catholic Health Initiatives
2.95%, 11/01/22	40	39,613

		39,613
COMPUTERS — 2.45%
Apple Inc.
2.15%, 02/09/22	100	98,069
Hewlett-Packard Co.
4.05%, 09/15/22	50	52,051
International Business Machines Corp.
1.88%, 08/01/22	100	94,947

		245,067
COSMETICS & PERSONAL CARE — 0.80%
Procter & Gamble Co. (The)
2.30%, 02/06/22	80	79,773

		79,773
DIVERSIFIED FINANCIAL SERVICES — 2.05%
American Express Co.
2.65%, 12/02/22	50	49,270
CME Group Inc./IL
3.00%, 09/15/22	50	51,348

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
General Electric Capital Corp.
3.15%, 09/07/22	$100	$104,028

		204,646
ELECTRIC — 5.14%
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	50	49,128
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	50	52,288
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	53,454
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	48,513
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	51,054
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	50	53,781
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	80	81,325
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	100	98,917
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	24,849

		513,309
ELECTRONICS — 1.35%
Koninklijke Philips NV
3.75%, 03/15/22	80	83,722
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	50	51,065

		134,787
ENGINEERING & CONSTRUCTION — 0.81%
ABB Finance USA Inc.
2.88%, 05/08/22	80	80,913

		80,913
ENVIRONMENTAL CONTROL — 0.50%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	50,175

		50,175
FOOD — 1.57%
Kraft Foods Group Inc.
3.50%, 06/06/22	100	102,558

Security	Principal (000s)	Value
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	$50	$54,480

		157,038
FOREST PRODUCTS & PAPER — 0.55%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[b]	50	54,863

		54,863
HAND & MACHINE TOOLS — 0.51%
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	50,453

		50,453
HEALTH CARE — PRODUCTS — 2.02%
Baxter International Inc.
2.40%, 08/15/22	50	47,746
Medtronic Inc.
3.15%, 03/15/22[b,c]	150	154,385

		202,131
HEALTH CARE — SERVICES — 1.51%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	50	49,678
Anthem Inc.
3.13%, 05/15/22	50	50,124
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	50	50,694

		150,496
HOUSEHOLD PRODUCTS & WARES — 0.50%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	49,503

		49,503
INSURANCE — 3.74%
American International Group Inc.
4.88%, 06/01/22	100	112,594
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	102,912
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	50	56,640
MetLife Inc.
3.05%, 12/15/22	50	50,726
Principal Financial Group Inc.
3.30%, 09/15/22	50	50,504

		373,376

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
INTERNET — 0.97%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$50	$48,930
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[b]	50	47,785

		96,715
IRON & STEEL — 0.49%
Vale Overseas Ltd.
4.38%, 01/11/22[b]	50	48,889

		48,889
MACHINERY — 1.01%
John Deere Capital Corp.
2.75%, 03/15/22	100	100,903

		100,903
MANUFACTURING — 2.51%
Eaton Corp.
2.75%, 11/02/22	100	99,695
General Electric Co.
2.70%, 10/09/22	150	151,358

		251,053
MEDIA — 3.97%
21st Century Fox America Inc.
3.00%, 09/15/22	50	50,344
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	50	50,827
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	144,392
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	50	51,726
Walt Disney Co. (The)
2.35%, 12/01/22	100	99,411

		396,700
MINING — 3.71%
Barrick Gold Corp.
3.85%, 04/01/22	70	68,890
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	100	100,798
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)[b]	100	92,811
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	80	78,580

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$30	$29,699

		370,778
OIL & GAS — 8.01%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	50	50,466
BP Capital Markets PLC
2.50%, 11/06/22	100	97,017
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	100	98,148
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	50	48,651
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	50	50,784
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[b]	50	50,532
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	50	48,366
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	47,489
Phillips 66
4.30%, 04/01/22	100	108,289
Shell International Finance BV
2.38%, 08/21/22	50	49,172
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	50	50,012
Total Capital International SA
2.88%, 02/17/22	100	101,293

		800,219
OIL & GAS SERVICES — 1.16%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	80	77,709
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	40	37,989

		115,698
PHARMACEUTICALS — 6.00%
AbbVie Inc.
2.90%, 11/06/22	100	98,897
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	50	50,776
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	49,688

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$50	$48,044
Express Scripts Holding Co.
3.90%, 02/15/22	50	52,758
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	100,983
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	50	49,680
Novartis Capital Corp.
2.40%, 09/21/22	100	99,359
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	49,508

		599,693
PIPELINES — 3.52%
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	50	54,311
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	50	50,476
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	47,561
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	50	51,386
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50	48,619
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	50,769
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,499

		351,621
REAL ESTATE INVESTMENT TRUSTS — 4.65%
American Tower Corp.
4.70%, 03/15/22	50	53,178
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,784
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	50	53,461
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	50	51,944
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	50	49,058
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	50	53,111

Security	Principal (000s)	Value
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	$50	$49,687
Simon Property Group LP
3.38%, 03/15/22 (Call 12/15/21)	50	51,588
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	50	53,108

		464,919
RETAIL — 3.03%
Costco Wholesale Corp.
2.25%, 02/15/22	50	49,405
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	50,015
McDonald’s Corp.
2.63%, 01/15/22	50	50,335
Target Corp.
2.90%, 01/15/22	100	102,482
Walgreen Co.
3.10%, 09/15/22[b]	50	50,014

		302,251
SEMICONDUCTORS — 1.00%
Intel Corp.
2.70%, 12/15/22	100	100,167

		100,167
SOFTWARE — 2.50%
Microsoft Corp.
2.38%, 02/12/22 (Call 01/12/22)	150	150,220
Oracle Corp.
2.50%, 10/15/22	100	99,156

		249,376
TELECOMMUNICATIONS — 3.50%
AT&T Inc.
3.00%, 02/15/22	150	149,399
Motorola Solutions Inc.
3.75%, 05/15/22	50	50,632
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	53,070
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	50	48,050
Vodafone Group PLC
2.50%, 09/26/22	50	47,979

		349,130

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 2.06%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	$50	$51,039
FedEx Corp.
2.63%, 08/01/22	50	49,443
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	55,294
United Parcel Service Inc.
2.45%, 10/01/22	50	49,813

		205,589

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,719,939)		9,720,748

SHORT-TERM INVESTMENTS — 7.24%

MONEY MARKET FUNDS — 7.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,d,e]	476	475,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	68	68,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	179	179,414

		723,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $723,164)		723,164

TOTAL INVESTMENTS IN SECURITIES — 104.56%
(Cost: $10,443,103)		10,443,912
Other Assets, Less Liabilities — (4.56)%		(455,553)

NET ASSETS — 100.00%		$9,988,359

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.96%

AEROSPACE & DEFENSE — 1.02%
Northrop Grumman Corp.
3.25%, 08/01/23	$100	$102,214

		102,214
AGRICULTURE — 1.58%
Lorillard Tobacco Co.
3.75%, 05/20/23 (Call 02/20/23)	50	50,523
Philip Morris International Inc.
3.60%, 11/15/23	50	52,455
Reynolds American Inc.
4.85%, 09/15/23	50	54,310

		157,288
AUTO MANUFACTURERS — 1.00%
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	99,926

		99,926
AUTO PARTS & EQUIPMENT — 0.54%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	50	54,000

		54,000
BANKS — 16.47%
Bank of America Corp.
3.30%, 01/11/23	300	301,099
BNP Paribas SA
3.25%, 03/03/23	100	101,275
Capital One Financial Corp.
3.50%, 06/15/23	100	101,445
Citigroup Inc.
3.38%, 03/01/23	250	253,083
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	120	123,086
JPMorgan Chase & Co.
3.20%, 01/25/23	250	252,294
Morgan Stanley
3.75%, 02/25/23	200	206,912
State Street Corp.
3.10%, 05/15/23	100	100,032
Wells Fargo & Co. Series M
3.45%, 02/13/23	200	202,926

		1,642,152

Security	Principal (000s)	Value
BEVERAGES — 3.03%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$50	$49,105
Coca-Cola Co. (The)
3.20%, 11/01/23	100	103,811
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	50	49,217
PepsiCo Inc.
2.75%, 03/01/23	100	100,381

		302,514
CHEMICALS — 2.56%
CF Industries Inc.
3.45%, 06/01/23	50	50,191
EI du Pont de Nemours & Co.
2.80%, 02/15/23	100	99,475
LYB International Finance BV
4.00%, 07/15/23	50	52,882
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	52,991

		255,539
COMMERCIAL SERVICES — 0.53%
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	50	53,000

		53,000
COMPUTERS — 4.01%
Apple Inc.
2.40%, 05/03/23[a]	250	243,832
International Business Machines Corp.
3.38%, 08/01/23	100	103,494
Seagate HDD Cayman
4.75%, 06/01/23	50	52,232

		399,558
COSMETICS & PERSONAL CARE — 1.05%
Procter & Gamble Co. (The)
3.10%, 08/15/23	100	104,500

		104,500
DIVERSIFIED FINANCIAL SERVICES — 2.40%
General Electric Capital Corp.
3.10%, 01/09/23	130	134,268
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	53,150

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 01/20/23	$50	$51,767

		239,185
ELECTRIC — 5.78%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	60	63,167
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	50	53,153
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	52,516
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	50	53,639
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	100	97,574
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	52,932
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	99,314
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	50	51,228
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)	50	53,245

		576,768
ELECTRICAL COMPONENTS & EQUIPMENT — 0.50%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	50	49,580

		49,580
FOOD — 1.02%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	50	48,839
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	50	52,765

		101,604
HEALTH CARE — PRODUCTS — 3.03%
Baxter International Inc.
3.20%, 06/15/23 (Call 03/15/23)	100	100,031
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	50	52,401
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	50,191
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	99,327

		301,950

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 2.27%
Anthem Inc.
3.30%, 01/15/23	$100	$101,048
Howard Hughes Medical Institute
3.50%, 09/01/23	80	84,651
UnitedHealth Group Inc.
2.88%, 03/15/23	40	40,364

		226,063
INSURANCE — 3.13%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	49,490
Allstate Corp. (The)
3.15%, 06/15/23	50	51,279
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	52,845
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	51,416
Lincoln National Corp.
4.00%, 09/01/23	50	52,362
MetLife Inc. Series D
4.37%, 09/15/23	50	55,108

		312,500
IRON & STEEL — 0.52%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	52,031

		52,031
LODGING — 0.49%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	48,745

		48,745
MACHINERY — 0.50%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	50	49,508

		49,508
MANUFACTURING — 0.53%
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	53,192

		53,192
MEDIA — 3.14%
NBCUniversal Media LLC
2.88%, 01/15/23	100	101,240

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Time Warner Inc.
4.05%, 12/15/23	$100	$106,938
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	100	104,771

		312,949
MINING — 2.98%
Barrick Gold Corp.
4.10%, 05/01/23	50	49,278
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	100	105,778
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	93,086
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	48,943

		297,085
OIL & GAS — 5.56%
BP Capital Markets PLC
2.75%, 05/10/23[a]	100	97,911
Chevron Corp.
3.19%, 06/24/23 (Call 03/24/23)	100	103,288
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	50	50,275
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	100	99,011
Shell International Finance BV
3.40%, 08/12/23	100	104,817
Total Capital Canada Ltd.
2.75%, 07/15/23	100	98,798

		554,100
OIL & GAS SERVICES — 1.57%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,531
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	100	105,553

		157,084
PACKAGING & CONTAINERS — 0.53%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	53,206

		53,206
PHARMACEUTICALS — 4.61%
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	100,031
Johnson & Johnson
3.38%, 12/05/23	100	106,765

Security	Principal (000s)	Value
Merck & Co. Inc.
2.80%, 05/18/23	$100	$101,622
Pfizer Inc.
3.00%, 06/15/23	100	101,476
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	49,507

		459,401
PIPELINES — 5.31%
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	50	50,889
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	50	49,347
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	100	100,236
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	80	77,487
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	50	51,292
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	50	52,063
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	46,504
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	100	101,750

		529,568
REAL ESTATE INVESTMENT TRUSTS — 6.45%
American Tower Corp.
3.50%, 01/31/23	25	24,507
AvalonBay Communities Inc.
4.20%, 12/15/23	50	54,111
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	105,016
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	40	42,508
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	50	48,317
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	50	52,147
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	50	51,013
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,224

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	$50	$49,228
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	60	63,798
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	54,071
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	50	49,156

		643,096
RETAIL — 5.34%
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	100	107,369
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	50	48,490
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	100	100,932
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	49,412
QVC Inc.
4.38%, 03/15/23	50	50,662
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	70	75,890
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	100	100,104

		532,859
SEMICONDUCTORS — 0.49%
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	48,407

		48,407
SOFTWARE — 2.12%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	49,843
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	150	161,322

		211,165
TELECOMMUNICATIONS — 5.39%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	50,353
Motorola Solutions Inc.
3.50%, 03/01/23	50	49,675
Verizon Communications Inc.
5.15%, 09/15/23	300	340,643

Security	Principal or Shares (000s)	Value
Vodafone Group PLC
2.95%, 02/19/23	$100	$97,370

		538,041
TRANSPORTATION — 2.51%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	101,190
FedEx Corp.
2.70%, 04/15/23	50	49,100
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	50	49,956
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	50	50,363

		250,609

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,786,472)		9,769,387

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	177	177,304
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	25	25,446
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	117	116,937

		319,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,687)		319,687

TOTAL INVESTMENTS IN SECURITIES — 101.17%
(Cost: $10,106,159)		10,089,074
Other Assets, Less Liabilities — (1.17)%		(116,767)

NET ASSETS — 100.00%		$9,972,307

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.93%

ADVERTISING — 0.36%
WPP Finance 2010
3.75%, 09/19/24[a]	$35	$36,018

		36,018
AEROSPACE & DEFENSE — 1.03%
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	50	50,801
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	50	51,328

		102,129
AGRICULTURE — 1.06%
Altria Group Inc.
4.00%, 01/31/24	100	105,313

		105,313
AUTO PARTS & EQUIPMENT — 1.05%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	52,992
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	51,577

		104,569
BANKS — 23.30%
Abbey National Treasury Services PLC/London
4.00%, 03/13/24[a]	80	84,680
Bank of America Corp.
4.13%, 01/22/24	300	316,861
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	100	102,456
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	50	51,352
Citigroup Inc.
3.75%, 06/16/24[a]	120	123,979
Deutsche Bank AG/London
3.70%, 05/30/24[a]	100	101,345
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	50	52,972
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	250	260,867
HSBC USA Inc.
3.50%, 06/23/24[a]	150	155,282

Security	Principal (000s)	Value
JPMorgan Chase & Co.
3.88%, 02/01/24	$200	$209,518
3.88%, 09/10/24	130	131,520
Morgan Stanley Series F
3.88%, 04/29/24	300	309,896
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	60	62,406
State Street Corp.
3.30%, 12/16/24	50	51,096
U.S. Bancorp/MN Series F
3.60%, 09/11/24 (Call 08/11/24)	100	103,388
Wells Fargo & Co.
3.30%, 09/09/24	200	203,787

		2,321,405
BEVERAGES — 1.05%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24[a]	100	104,835

		104,835
BIOTECHNOLOGY — 2.09%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)[a]	50	51,638
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	51,636
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	100	105,344

		208,618
CHEMICALS — 2.48%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	50	51,389
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	70	71,015
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	50	51,481
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	70	73,382

		247,267
COMMERCIAL SERVICES — 1.04%
MasterCard Inc.
3.38%, 04/01/24	50	52,072

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	$50	$51,647

		103,719
COMPUTERS — 2.63%
Apple Inc.
3.45%, 05/06/24	150	156,923
International Business Machines Corp.
3.63%, 02/12/24	100	105,221

		262,144
DIVERSIFIED FINANCIAL SERVICES — 2.94%
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	50	50,641
Ameriprise Financial Inc.
3.70%, 10/15/24	50	52,545
General Electric Capital Corp.
3.45%, 05/15/24 (Call 02/13/24)	80	84,438
Invesco Finance PLC
4.00%, 01/30/24	50	53,244
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	50	51,998

		292,866
ELECTRIC — 4.27%
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	51,071
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	50	51,396
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	80	81,802
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	80	84,913
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	100	103,834
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	50	52,635

		425,651
ELECTRONICS — 0.54%
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	50	53,336

		53,336
ENVIRONMENTAL CONTROL — 0.52%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	50	51,742

		51,742

Security	Principal (000s)	Value
FOOD — 2.63%
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	$100	$107,101
Sysco Corp.
3.50%, 10/02/24 (Call 07/02/24)	100	102,646
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	50	51,945

		261,692
FOREST PRODUCTS & PAPER — 1.17%
Georgia-Pacific LLC
8.00%, 01/15/24	50	65,675
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	50,395

		116,070
GAS — 1.35%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	50	51,956
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	80	82,427

		134,383
HEALTH CARE — PRODUCTS — 1.56%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	100	103,349
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	50	52,376

		155,725
HEALTH CARE — SERVICES — 1.33%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	50	51,419
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	50	50,794
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	30	30,573

		132,786
HOUSEWARES — 0.52%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	50	51,995

		51,995
INSURANCE — 3.63%
Aflac Inc.
3.63%, 11/15/24	50	51,879

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
American International Group Inc.
4.13%, 02/15/24	$50	$53,734
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	50	50,897
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	50,699
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	51,138
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	51,359
MetLife Inc.
3.60%, 04/10/24	50	52,275

		361,981
INTERNET — 2.37%
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	80	83,618
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	50	49,237
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	50	50,201
Google Inc.
3.38%, 02/25/24	50	52,529

		235,585
MACHINERY — 0.51%
Caterpillar Financial Services Corp.
3.25%, 12/01/24	50	51,095

		51,095
MANUFACTURING — 1.56%
General Electric Co.
3.38%, 03/11/24	100	104,920
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	50,413

		155,333
MEDIA — 3.64%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	50	52,427
Comcast Corp.
3.60%, 03/01/24	50	53,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.45%, 04/01/24 (Call 01/01/24)	50	53,120

Security	Principal (000s)	Value
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	$50	$50,987
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	100	102,479
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	50	50,476

		362,739
MINING — 0.86%
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)	50	48,399
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	40	36,894

		85,293
OIL & GAS — 6.17%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	100	101,190
BP Capital Markets PLC
3.81%, 02/10/24	100	104,698
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	50	48,079
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	50	49,150
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	50	52,427
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	50	50,620
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	50	51,076
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	51,215
Total Capital International SA
3.75%, 04/10/24	100	105,638

		614,093
PHARMACEUTICALS — 4.16%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	51,036
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	50	50,972
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	50	50,975
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	52,248

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Novartis Capital Corp.
3.40%, 05/06/24	$100	$105,605
Pfizer Inc.
3.40%, 05/15/24	100	103,987

		414,823
PIPELINES — 3.85%
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[c]	50	47,916
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	50	52,216
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (Call 02/01/24)	100	100,764
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	50	50,098
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	50	51,294
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	80	81,465

		383,753
REAL ESTATE — 1.04%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	52,005
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	50	51,531

		103,536
REAL ESTATE INVESTMENT TRUSTS — 4.65%
American Tower Corp.
5.00%, 02/15/24	50	54,268
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	50	51,095
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	40	40,464
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,783
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	80	81,218
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,747
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	50	51,340

Security	Principal (000s)	Value
Simon Property Group LP
3.75%, 02/01/24 (Call 11/01/23)	$100	$105,088

		463,003
RETAIL — 5.25%
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	50	51,292
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	100	108,075
McDonald’s Corp.
3.25%, 06/10/24[a]	50	51,410
QVC Inc.
4.85%, 04/01/24	50	51,660
Target Corp.
3.50%, 07/01/24	50	52,665
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	100	104,993
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100	102,802

		522,897
SEMICONDUCTORS — 0.52%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	50	51,924

		51,924
SOFTWARE — 1.04%
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	100	103,310

		103,310
TELECOMMUNICATIONS — 3.10%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)[a]	50	52,060
Cisco Systems Inc.
3.63%, 03/04/24	60	64,117
Motorola Solutions Inc.
4.00%, 09/01/24	30	30,079
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	160	162,468

		308,724
TRANSPORTATION — 2.66%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	100	106,273
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	50	51,705

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.00%, 01/15/24	$50	$53,388
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	50	53,833

		265,199

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,778,520)		9,755,551

SHORT-TERM INVESTMENTS — 10.61%

MONEY MARKET FUNDS — 10.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,d,e]	824	824,122
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	118	118,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	114	114,169

		1,056,569

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,056,569)		1,056,569

TOTAL INVESTMENTS IN SECURITIES — 108.54%
(Cost: $10,835,089)		10,812,120
Other Assets, Less Liabilities — (8.54)%		(850,806)

NET ASSETS — 100.00%		$9,961,314

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC  2025 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.20%

AEROSPACE & DEFENSE — 1.50%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$50	$49,287
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	100	99,612

		148,899
AIRLINES — 1.06%
United Airlines 2013-1 Class A Pass Through Trust Series A
4.30%, 02/15/27	98	105,505

		105,505
BANKS — 25.11%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	50	50,208
Bank of America Corp.
4.00%, 01/22/25[a]	220	217,972
Series L
3.95%, 04/21/25	100	98,980
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)	200	200,073
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	100	97,977
Citigroup Inc.
5.50%, 09/13/25	225	251,266
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[b]	250	249,064
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	250	250,290
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	250	246,677
Morgan Stanley
5.00%, 11/24/25	175	188,617
Northern Trust Corp.
3.95%, 10/30/25	100	105,769
SVB Financial Group
3.50%, 01/29/25	50	48,924
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	246,310
Wells Fargo & Co.
3.00%, 02/19/25	250	246,325

		2,498,452

Security	Principal (000s)	Value
BEVERAGES — 0.49%
PepsiCo Inc.
2.75%, 04/30/25	$50	$49,202

		49,202
BIOTECHNOLOGY — 1.56%
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	150	155,580

		155,580
CHEMICALS — 3.70%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	120	118,501
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	100	102,966
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	150	147,137

		368,604
COMPUTERS — 2.96%
Apple Inc.
2.50%, 02/09/25	130	125,112
International Business Machines Corp.
7.00%, 10/30/25	50	66,430
Seagate HDD Cayman
4.75%, 01/01/25[b]	100	102,604

		294,146
DIVERSIFIED FINANCIAL SERVICES — 3.48%
Affiliated Managers Group Inc.
3.50%, 08/01/25	70	69,430
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)	75	75,027
Franklin Resources Inc.
2.85%, 03/30/25	50	49,507
Lazard Group LLC
3.75%, 02/13/25	80	77,913
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	75	74,083

		345,960
ELECTRIC — 2.28%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	50,637
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)[a]	100	103,137

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES®  iBONDS® DEC 2025 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	$70	$72,792

		226,566
ELECTRONICS — 0.50%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	50,016

		50,016
ENVIRONMENTAL CONTROL — 1.01%
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	100	100,243

		100,243
FOOD — 1.02%
JM Smucker Co. (The)
3.50%, 03/15/25[b]	100	101,037

		101,037
HEALTH CARE — PRODUCTS — 5.13%
Medtronic Inc.
3.50%, 03/15/25[b]	300	310,251
Zimmer Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	200	200,069

		510,320
HEALTH CARE — SERVICES — 1.75%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	75	75,338
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	99,221

		174,559
HOLDING COMPANIES — DIVERSIFIED — 1.99%
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	100	100,274
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	100	97,464

		197,738
HOUSEHOLD PRODUCTS & WARES — 0.80%
Kimberly-Clark Corp.
2.65%, 03/01/25	80	79,345

		79,345
INSURANCE — 3.14%
Aflac Inc.
3.25%, 03/17/25	50	50,144
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	50	50,603

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	$110	$112,753
MetLife Inc.
3.00%, 03/01/25	50	49,681
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	49,404

		312,585
LODGING — 0.51%
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	50	50,828

		50,828
MACHINERY — 0.50%
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	49,997

		49,997
MEDIA — 4.16%
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	100	100,036
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	50	51,944
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	105	107,704
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	30	29,467
Grupo Televisa SAB
6.63%, 03/18/25	100	125,192

		414,343
OIL & GAS — 5.90%
BP Capital Markets PLC
3.51%, 03/17/25	100	101,761
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	80	81,108
Ensco PLC
5.20%, 03/15/25 (Call 12/15/24)	50	51,041
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	125	125,354
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)	50	49,276
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	100	103,086

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES®  iBONDS® DEC 2025 CORPORATE ETF

April 30, 2015

Security	Principal (000s)	Value
Valero Energy Corp.
3.65%, 03/15/25	$75	$75,834

		587,460
PHARMACEUTICALS — 7.01%
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	200	202,165
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	50,223
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	150	148,754
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	300	296,808

		697,950
PIPELINES — 6.06%
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	200	204,425
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	150	152,101
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	49,061
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	49,549
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)	150	147,919

		603,055
REAL ESTATE INVESTMENT TRUSTS — 3.94%
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	75	74,385
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	120	116,635
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	50,780
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	80	80,150
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	70	69,851

		391,801
RETAIL — 1.61%
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	80	80,022
QVC Inc.
4.45%, 02/15/25	80	80,214

		160,236

Security	Principal or Shares (000s)	Value
SOFTWARE — 5.00%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	$150	$150,665
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	200	198,542
Oracle Corp.
2.95%, 05/15/25	150	148,771

		497,978
TELECOMMUNICATIONS — 3.00%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	250	247,577
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	50	50,622

		298,199
TRANSPORTATION — 3.03%
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	150	148,090
FedEx Corp.
3.20%, 02/01/25	50	49,934
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	100	103,586

		301,610

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,819,088)		9,772,214

SHORT-TERM INVESTMENTS — 3.99%

MONEY MARKET FUNDS — 3.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	262	261,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	38	37,583
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	98	97,535

		396,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $396,985)		396,985

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES®  iBONDS® DEC 2025 CORPORATE ETF

April 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $10,216,073)	$10,169,199
Other Assets, Less Liabilities — (2.19)%	(218,223)

NET ASSETS — 100.00%	$9,950,976

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Dec 2016 Corporate ETF	iShares iBonds Dec 2017 Corporate ETF	iShares iBonds Dec 2018 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$24,389,435	$9,626,671	$24,781,590
Affiliated (Note 2)	484,876	257,559	686,553

Total cost of investments	$24,874,311	$9,884,230	$25,468,143

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$24,375,630	$9,634,482	$24,757,735
Affiliated (Note 2)	484,389	257,559	686,553

Total fair value of investments	24,860,019	9,892,041	25,444,288
Receivables:
Investment securities sold	—	—	330,168
Interest	164,293	54,815	220,418

Total Assets	25,024,312	9,946,856	25,994,874

LIABILITIES
Payables:
Investment securities purchased	—	—	416,091
Collateral for securities on loan (Note 1)	—	—	407,250
Investment advisory fees (Note 2)	2,047	804	2,058

Total Liabilities	2,047	804	825,399

NET ASSETS	$25,022,265	$9,946,052	$25,169,475

Net assets consist of:
Paid-in capital	$25,025,715	$9,922,153	$25,164,282
Undistributed net investment income	11,846	15,605	30,851
Undistributed net realized gain (accumulated net realized loss)	(1,004)	483	(1,803)
Net unrealized appreciation (depreciation)	(14,292)	7,811	(23,855)

NET ASSETS	$25,022,265	$9,946,052	$25,169,475

Shares outstanding[b]	250,000	100,000	250,000

Net asset value per share	$100.09	$99.46	$100.68

[a]	Securities on loan with values of $ —, $ — and $396,139, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Dec 2019 Corporate ETF	iShares iBonds Dec 2020 Corporate ETF	iShares iBonds Dec 2021 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,507,070	$24,805,617	$9,772,743
Affiliated (Note 2)	637,204	2,479,572	451,048

Total cost of investments	$10,144,274	$27,285,189	$10,223,791

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,526,795	$24,905,550	$9,801,269
Affiliated (Note 2)	637,068	2,479,656	451,048

Total fair value of investments	10,163,863	27,385,206	10,252,317
Receivables:
Investment securities sold	—	55,712	—
Interest	76,468	197,484	104,751

Total Assets	10,240,331	27,638,402	10,357,068

LIABILITIES
Payables:
Investment securities purchased	—	100,014	27,914
Collateral for securities on loan (Note 1)	262,125	2,103,863	324,000
Investment advisory fees (Note 2)	810	2,079	819

Total Liabilities	262,935	2,205,956	352,733

NET ASSETS	$9,977,396	$25,432,446	$10,004,335

Net assets consist of:
Paid-in capital	$9,931,802	$25,308,526	$9,941,682
Undistributed net investment income	26,005	36,504	34,127
Accumulated net realized loss	—	(12,601)	—
Net unrealized appreciation	19,589	100,017	28,526

NET ASSETS	$9,977,396	$25,432,446	$10,004,335

Shares outstanding[b]	100,000	250,000	100,000

Net asset value per share	$99.77	$101.73	$100.04

[a]	Securities on loan with values of $256,058, $2,054,947 and $314,740, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

	iShares iBonds Dec 2022 Corporate ETF	iShares iBonds Dec 2023 Corporate ETF	iShares iBonds Dec 2024 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,616,043	$9,786,472	$9,716,395
Affiliated (Note 2)	827,060	319,687	1,118,694

Total cost of investments	$10,443,103	$10,106,159	$10,835,089

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,616,719	$9,769,387	$9,693,145
Affiliated (Note 2)	827,193	319,687	1,118,975

Total fair value of investments	10,443,912	10,089,074	10,812,120
Receivables:
Investment securities sold	55,386	—	—
Interest	84,726	86,803	92,415

Total Assets	10,584,024	10,175,877	10,904,535

LIABILITIES
Payables:
Investment securities purchased	51,098	—	—
Collateral for securities on loan (Note 1)	543,750	202,750	942,400
Investment advisory fees (Note 2)	817	820	821

Total Liabilities	595,665	203,570	943,221

NET ASSETS	$9,988,359	$9,972,307	$9,961,314

Net assets consist of:
Paid-in capital	$9,950,232	$9,952,352	$9,945,518
Undistributed net investment income	37,377	37,040	38,687
Undistributed net realized gain (accumulated net realized loss)	(59)	—	78
Net unrealized appreciation (depreciation)	809	(17,085)	(22,969)

NET ASSETS	$9,988,359	$9,972,307	$9,961,314

Shares outstanding[b]	100,000	100,000	100,000

Net asset value per share	$99.88	$99.72	$99.61

[a]	Securities on loan with values of $530,762, $198,037 and $919,073, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2015

iShares iBonds Dec 2025 Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,819,088
Affiliated (Note 2)	396,985

Total cost of investments	$10,216,073

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,772,214
Affiliated (Note 2)	396,985

Total fair value of investments	10,169,199
Receivables:
Investment securities sold	710,188
Interest	70,084

Total Assets	10,949,471

LIABILITIES
Payables:
Investment securities purchased	698,223
Collateral for securities on loan (Note 1)	299,450
Investment advisory fees (Note 2)	822

Total Liabilities	998,495

NET ASSETS	$9,950,976

Net assets consist of:
Paid-in capital	$9,941,677
Undistributed net investment income	40,219
Undistributed net realized gain	15,954
Net unrealized depreciation	(46,874)

NET ASSETS	$9,950,976

Shares outstanding[b]	100,000

Net asset value per share	$99.51

[a]	Securities on loan with a value of $292,096. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares iBonds Dec 2016 Corporate ETF	iShares iBonds Dec 2017 Corporate ETF[a]	iShares iBonds Dec 2018 Corporate ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$64,803	$16,967	$142,534
Interest — affiliated (Note 2)	859	4	12
Securities lending income — affiliated — net (Note 2)	75	2	270

Total investment income	65,737	16,973	142,816

EXPENSES
Investment advisory fees (Note 2)	8,116	1,388	8,429

Total expenses	8,116	1,388	8,429
Less investment advisory fees waived (Note 2)	(48)	(20)	(196)

Net expenses	8,068	1,368	8,233

Net investment income	57,669	15,605	134,583

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(778)	483	(1,699)

Net realized gain (loss)	(778)	483	(1,699)

Net change in unrealized appreciation/depreciation	14,132	7,811	60,890

Net realized and unrealized gain	13,354	8,294	59,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,023	$23,899	$193,774

[a]	For the period from March 10, 2015 (commencement of operations) to April 30, 2015.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares iBonds Dec 2019 Corporate ETF[a]	iShares iBonds Dec 2020 Corporate ETF[b]	iShares iBonds Dec 2021 Corporate ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$27,034	$154,604	$35,495
Interest — affiliated (Note 2)	331	1,233	2
Securities lending income — affiliated — net (Note 2)	13	457	15

Total investment income	27,378	156,294	35,512

EXPENSES
Investment advisory fees (Note 2)	1,394	6,143	1,397

Total expenses	1,394	6,143	1,397
Less investment advisory fees waived (Note 2)	(21)	(55)	(12)

Net expenses	1,373	6,088	1,385

Net investment income	26,005	150,206	34,127

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(12,601)	—

Net realized loss	—	(12,601)	—

Net change in unrealized appreciation/depreciation	19,589	100,017	28,526

Net realized and unrealized gain	19,589	87,416	28,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,594	$237,622	$62,653

[a]	For the period from March 10, 2015 (commencement of operations) to April 30, 2015.
[b]	For the period from December 2, 2014 (commencement of operations) to April 30, 2015.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

	iShares iBonds Dec 2022 Corporate ETF[a]	iShares iBonds Dec 2023 Corporate ETF[b]	iShares iBonds Dec 2024 Corporate ETF[b]

NET INVESTMENT INCOME
Interest — unaffiliated	$38,278	$38,385	$39,674
Interest — affiliated (Note 2)	373	2	268
Securities lending income — affiliated — net (Note 2)	109	15	107

Total investment income	38,760	38,402	40,049

EXPENSES
Investment advisory fees (Note 2)	1,398	1,371	1,371

Total expenses	1,398	1,371	1,371
Less investment advisory fees waived (Note 2)	(15)	(9)	(9)

Net expenses	1,383	1,362	1,362

Net investment income	37,377	37,040	38,687

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(59)	—	78

Net realized gain (loss)	(59)	—	78

Net change in unrealized appreciation/depreciation	809	(17,085)	(22,969)

Net realized and unrealized gain (loss)	750	(17,085)	(22,891)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,127	$19,955	$15,796

[a]	For the period from March 10, 2015 (commencement of operations) to April 30, 2015.
[b]	For the period from March 11, 2015 (commencement of operations) to April 30, 2015.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2015

iShares iBonds Dec 2025 Corporate ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$41,539
Interest — affiliated (Note 2)	2
Securities lending income — affiliated — net (Note 2)	40

Total investment income	41,581

EXPENSES
Investment advisory fees (Note 2)	1,372

Total expenses	1,372
Less investment advisory fees waived (Note 2)	(10)

Net expenses	1,362

Net investment income	40,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	15,954

Net realized gain	15,954

Net change in unrealized appreciation/depreciation	(46,874)

Net realized and unrealized loss	(30,920)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,299

[a]	For the period from March 11, 2015 (commencement of operations) to April 30, 2015.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2016 Corporate ETF		iShares iBonds Dec 2017 Corporate ETF
	Six months ended April 30, 2015 (Unaudited)	Period from May 28, 2014[a] to October 31, 2014	Period from March 10, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$57,669	$25,680	$15,605
Net realized gain (loss)	(778)	(226)	483
Net change in unrealized appreciation/depreciation	14,132	(28,424)	7,811

Net increase (decrease) in net assets resulting from operations	71,023	(2,970)	23,899

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,177)	(20,326)	—

Total distributions to shareholders	(51,177)	(20,326)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,009,889	10,015,826	9,922,153

Net increase in net assets from capital share transactions	15,009,889	10,015,826	9,922,153

INCREASE IN NET ASSETS	15,029,735	9,992,530	9,946,052

NET ASSETS
Beginning of period	9,992,530	—	—

End of period	$25,022,265	$9,992,530	$9,946,052

Undistributed net investment income included in net assets at end of period	$11,846	$5,354	$15,605

SHARES ISSUED
Shares sold	150,000	100,000	100,000

Net increase in shares outstanding	150,000	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2018 Corporate ETF		iShares iBonds Dec 2019 Corporate ETF
	Six months ended April 30, 2015 (Unaudited)	Period from May 28, 2014[a] to October 31, 2014	Period from March 10, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$134,583	$63,572	$26,005
Net realized loss	(1,699)	(104)	—
Net change in unrealized appreciation/depreciation	60,890	(84,745)	19,589

Net increase (decrease) in net assets resulting from operations	193,774	(21,277)	45,594

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(117,465)	(49,839)	—

Total distributions to shareholders	(117,465)	(49,839)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,111,417	10,052,865	9,931,802

Net increase in net assets from capital share transactions	15,111,417	10,052,865	9,931,802

INCREASE IN NET ASSETS	15,187,726	9,981,749	9,977,396

NET ASSETS
Beginning of period	9,981,749	—	—

End of period	$25,169,475	$9,981,749	$9,977,396

Undistributed net investment income included in net assets at end of period	$30,851	$13,733	$26,005

SHARES ISSUED
Shares sold	150,000	100,000	100,000

Net increase in shares outstanding	150,000	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2020 Corporate ETF	iShares iBonds Dec 2021 Corporate ETF
	Period from December 2, 2014[a] to April 30, 2015 (Unaudited)	Period from March 10, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$150,206	$34,127
Net realized loss	(12,601)	—
Net change in unrealized appreciation/depreciation	100,017	28,526

Net increase in net assets resulting from operations	237,622	62,653

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(113,702)	—

Total distributions to shareholders	(113,702)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,308,526	9,941,682

Net increase in net assets from capital share transactions	25,308,526	9,941,682

INCREASE IN NET ASSETS	25,432,446	10,004,335

NET ASSETS
Beginning of period	—	—

End of period	$25,432,446	$10,004,335

Undistributed net investment income included in net assets at end of period	$36,504	$34,127

SHARES ISSUED
Shares sold	250,000	100,000

Net increase in shares outstanding	250,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2022 Corporate ETF	iShares iBonds Dec 2023 Corporate ETF
	Period from March 10, 2015[a] to April 30, 2015 (Unaudited)	Period from March 11, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,377	$37,040
Net realized loss	(59)	—
Net change in unrealized appreciation/depreciation	809	(17,085)

Net increase in net assets resulting from operations	38,127	19,955

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,950,232	9,952,352

Net increase in net assets from capital share transactions	9,950,232	9,952,352

INCREASE IN NET ASSETS	9,988,359	9,972,307

NET ASSETS
Beginning of period	—	—

End of period	$9,988,359	$9,972,307

Undistributed net investment income included in net assets at end of period	$37,377	$37,040

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2024 Corporate ETF	iShares iBonds Dec 2025 Corporate ETF
	Period from March 11, 2015[a] to April 30, 2015 (Unaudited)	Period from March 11, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,687	$40,219
Net realized gain	78	15,954
Net change in unrealized appreciation/depreciation	(22,969)	(46,874)

Net increase in net assets resulting from operations	15,796	9,299

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,945,518	9,941,677

Net increase in net assets from capital share transactions	9,945,518	9,941,677

INCREASE IN NET ASSETS	9,961,314	9,950,976

NET ASSETS
Beginning of period	—	—

End of period	$9,961,314	$9,950,976

Undistributed net investment income included in net assets at end of period	$38,687	$40,219

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2016 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Period from May 28, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$99.93	$100.01

Income from investment operations:
Net investment income[b]	0.35	0.26
Net realized and unrealized gain (loss)[c]	0.14	(0.14)

Total from investment operations	0.49	0.12

Less distributions from:
Net investment income	(0.33)	(0.20)

Total distributions	(0.33)	(0.20)

Net asset value, end of period	$100.09	$99.93

Total return	0.49%[d]	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,022	$9,993
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	0.71%	0.60%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2017 Corporate ETF

Period from Mar. 10, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized gain[c]	0.30

Total from investment operations	0.46

Net asset value, end of period	$99.46

Total return	0.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,946
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	1.12%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2018 Corporate ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Period from May 28, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$99.82	$100.28

Income from investment operations:
Net investment income[b]	0.79	0.64
Net realized and unrealized gain (loss)[c]	0.85	(0.60)

Total from investment operations	1.64	0.04

Less distributions from:
Net investment income	(0.78)	(0.50)

Total distributions	(0.78)	(0.50)

Net asset value, end of period	$100.68	$99.82

Total return	1.65%[d]	0.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,169	$9,982
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	1.60%	1.49%
Portfolio turnover rate[f]	10%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2019 Corporate ETF

Period from Mar. 10, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized gain[c]	0.51

Total from investment operations	0.77

Net asset value, end of period	$99.77

Total return	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,977
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	1.87%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2020 Corporate ETF

Period from Dec. 2, 2014[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$100.00

Income from investment operations:
Net investment income[b]	1.01
Net realized and unrealized gain[c]	1.42

Total from investment operations	2.43

Less distributions from:
Net investment income	(0.70)

Total distributions	(0.70)

Net asset value, end of period	$101.73

Total return	2.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,432
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.45%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2021 Corporate ETF

Period from Mar. 10, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.34
Net realized and unrealized gain[c]	0.70

Total from investment operations	1.04

Net asset value, end of period	$100.04

Total return	1.05%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,004
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.44%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2022 Corporate ETF

Period from Mar. 10, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.37
Net realized and unrealized gain[c]	0.51

Total from investment operations	0.88

Net asset value, end of period	$99.88

Total return	0.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,988
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.67%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2023 Corporate ETF

Period from Mar. 11, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.37
Net realized and unrealized gain[c]	0.35

Total from investment operations	0.72

Net asset value, end of period	$99.72

Total return	0.73%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,972
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.70%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2024 Corporate ETF

Period from Mar. 11, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.39
Net realized and unrealized gain[c]	0.22

Total from investment operations	0.61

Net asset value, end of period	$99.61

Total return	0.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,961
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.82%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2025 Corporate ETF

Period from Mar. 11, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.00

Income from investment operations:
Net investment income[b]	0.40
Net realized and unrealized gain[c]	0.11

Total from investment operations	0.51

Net asset value, end of period	$99.51

Total return	0.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,951
Ratio of expenses to average net assets[e]	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%
Ratio of net investment income to average net assets[e]	2.93%
Portfolio turnover rate[f]	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2016 Corporate	Non-diversified
iBonds Dec 2017 Corporate[a]	Non-diversified
iBonds Dec 2018 Corporate	Non-diversified
iBonds Dec 2019 Corporate[a]	Non-diversified
iBonds Dec 2020 Corporate[b]	Non-diversified

iShares ETF	Diversification Classification
iBonds Dec 2021 Corporate[a]	Non-diversified
iBonds Dec 2022 Corporate[a]	Non-diversified
iBonds Dec 2023 Corporate[c]	Non-diversified
iBonds Dec 2024 Corporate[c]	Non-diversified
iBonds Dec 2025 Corporate[c]	Non-diversified

[a]	The Fund commenced operations on March 10, 2015.
[b]	The Fund commenced operations on December 2, 2014.
[c]	The Fund commenced operations on March 11, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Dec 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$24,631,063	$—	$24,631,063
Money Market Funds	228,956	—	—	228,956

	$228,956	$24,631,063	$—	$24,860,019

iBonds Dec 2017 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,634,482	$—	$9,634,482
Money Market Funds	257,559	—	—	257,559

	$257,559	$9,634,482	$—	$9,892,041

iBonds Dec 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$24,757,735	$—	$24,757,735
Money Market Funds	686,553	—	—	686,553

	$686,553	$24,757,735	$—	$25,444,288

iBonds Dec 2019 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,644,638	$—	$9,644,638
Money Market Funds	519,225	—	—	519,225

	$519,225	$9,644,638	$—	$10,163,863

iBonds Dec 2020 Corporate
Assets:
Corporate Bonds & Notes	$—	$25,114,644	$—	$25,114,644
Money Market Funds	2,270,562	—	—	2,270,562

	$2,270,562	$25,114,644	$—	$27,385,206

iBonds Dec 2021 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,801,269	$—	$9,801,269
Money Market Funds	451,048	—	—	451,048

	$451,048	$9,801,269	$—	$10,252,317

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Dec 2022 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,720,748	$—	$9,720,748
Money Market Funds	723,164	—	—	723,164

	$723,164	$9,720,748	$—	$10,443,912

iBonds Dec 2023 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,769,387	$—	$9,769,387
Money Market Funds	319,687	—	—	319,687

	$319,687	$9,769,387	$—	$10,089,074

iBonds Dec 2024 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,755,551	$—	$9,755,551
Money Market Funds	1,056,569	—	—	1,056,569

	$1,056,569	$9,755,551	$—	$10,812,120

iBonds Dec 2025 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,772,214	$—	$9,772,214
Money Market Funds	396,985	—	—	396,985

	$396,985	$9,772,214	$—	$10,169,199

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2018 Corporate	$396,139	$396,139	$—
iBonds Dec 2019 Corporate	256,058	256,058	—
iBonds Dec 2020 Corporate	2,054,947	2,054,947	—
iBonds Dec 2021 Corporate	314,740	314,740	—
iBonds Dec 2022 Corporate	530,762	530,762	—
iBonds Dec 2023 Corporate	198,037	198,037	—
iBonds Dec 2024 Corporate	919,073	919,073	—
iBonds Dec 2025 Corporate	292,096	292,096	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund.

In addition, each of the Funds indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses attributable to each Fund’s investments in other funds advised by BFA or its affiliates, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each of the iShares iBonds Dec 2016 Corporate ETF, iShares iBonds Dec 2018 Corporate ETF and iShares iBonds Dec 2020 Corporate ETF retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

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iSHARES® TRUST

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
iBonds Dec 2016 Corporate	$33
iBonds Dec 2017 Corporate	1
iBonds Dec 2018 Corporate	115
iBonds Dec 2019 Corporate	6
iBonds Dec 2020 Corporate	178

iShares ETF	Fees Paid to BTC
iBonds Dec 2021 Corporate	$7
iBonds Dec 2022 Corporate	39
iBonds Dec 2023 Corporate	6
iBonds Dec 2024 Corporate	43
iBonds Dec 2025 Corporate	17

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income
iBonds Dec 2016 Corporate
PNC Funding Corp. 2.70%, 09/19/16	$100	$150	$—	$250	$255,433	$853

iBonds Dec 2019 Corporate
PNC Funding Corp. 6.70%, 06/10/19	$—	$100	$—	$100	$117,843	$328

iBonds Dec 2020 Corporate
PNC Funding Corp. 4.38%, 08/11/20	$—	$190	$—	$190	$209,094	$1,224

iBonds Dec 2022 Corporate
PNC Funding Corp. 3.30%, 03/08/22	$—	$100	$—	$100	$104,029	$371

iBonds Dec 2024 Corporate
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24	$—	$60	$—	$60	$62,406	$267

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBonds Dec 2016 Corporate	$—	$—	$4,039,922	$278,478
iBonds Dec 2017 Corporate	—	—	9,747,927	109,021
iBonds Dec 2018 Corporate	501,095	500,429	16,335,590	1,080,691
iBonds Dec 2019 Corporate	—	—	9,638,787	—
iBonds Dec 2020 Corporate	445,764	446,384	25,246,421	141,125
iBonds Dec 2021 Corporate	—	—	9,787,778	—
iBonds Dec 2022 Corporate	49,383	49,416	9,778,654	54,754
iBonds Dec 2023 Corporate	—	—	9,789,533	—
iBonds Dec 2024 Corporate	29,688	29,767	9,783,015	—
iBonds Dec 2025 Corporate	74,221	74,352	11,793,013	1,988,242

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2016 Corporate	$9,834,293	$—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

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iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Dec 2016 Corporate	$226
iBonds Dec 2018 Corporate	104

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2016 Corporate	$24,874,311	$3,640	$(17,932)	$(14,292)
iBonds Dec 2017 Corporate	9,884,230	10,014	(2,203)	7,811
iBonds Dec 2018 Corporate	25,468,143	22,797	(46,652)	(23,855)
iBonds Dec 2019 Corporate	10,144,274	27,736	(8,147)	19,589
iBonds Dec 2020 Corporate	27,285,189	130,054	(30,037)	100,017
iBonds Dec 2021 Corporate	10,223,791	38,937	(10,411)	28,526
iBonds Dec 2022 Corporate	10,443,103	19,640	(18,831)	809
iBonds Dec 2023 Corporate	10,106,159	13,607	(30,692)	(17,085)
iBonds Dec 2024 Corporate	10,835,089	12,925	(35,894)	(22,969)
iBonds Dec 2025 Corporate	10,216,073	11,103	(57,977)	(46,874)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

At a special meeting of the Board held on May 6, 2015, the Trustees authorized a 4-for-1 split of the shares for each of the Funds for shareholders of record as of the close of business on May 18, 2015, effective after the close of trading on May 20, 2015. The impact of the stock split will be to increase the number of outstanding shares and to decrease the net asset value per share. There will be no effect to the total value of shares outstanding as a result of the stock split.

NOTES TO FINANCIAL STATEMENTS	93

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares iBonds Dec 2020 Corporate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 10-11, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	95

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares iBonds Dec 2017 Corporate, iShares iBonds Dec 2019 Corporate, iShares iBonds Dec 2021 Corporate, iShares iBonds Dec 2022 Corporate, iShares iBonds Dec 2023 Corporate, iShares iBonds Dec 2024 Corporate, and iShares iBonds Dec 2025 Corporate ETFs

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 3-4, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) (each, a “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the proposed investment advisory fee rates and overall expenses for the Funds were at, or lower than the median of the investment advisory fee rates and overall expenses of the funds in the respective Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds, as well as the resources that will be available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following each Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in each Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in each Fund’s assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rates at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board noted that there are various ways to share potential economies of scale with iShares fund shareholders, including through fee reductions (that may take the form of breakpoints, price cuts, and/or waivers), continued investment in services to iShares fund shareholders, and fee levels that anticipate scale.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes that serves as the underlying indexes for the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of each Fund and its shareholders to approve the Advisory Contract.

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2016 Corporate	$0.315146	$—	$0.014328	$0.329474	96%	—%	4%	100%
iBonds Dec 2018 Corporate	0.772759	—	0.009692	0.782451	99	—	1	100
iBonds Dec 2020 Corporate	0.646471	—	0.057060	0.703531	92	—	8	100

SUPPLEMENTAL INFORMATION	99

Notes:

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0415

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 26, 2015